FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811-8090
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
(Exact name of registrant as specified in charter)
1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of principal executive offices) (Zip code)
Dennis L. Schoff, Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Name and address of agent for service)
Copies of all communications to:
Robert A. Robertson, Esq.
Dechert LLP
4675 MacArthur Court
Suite 1400
Newport Beach, CA 92660
Colleen E. Tonn Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
Registrant’s telephone number, including area code: (260) 455-3404
Date of fiscal year end: December 31
Date of reporting period: January 1, 2008 through June 30, 2008

Item 1. Reports to Stockholders
Lincoln Variable Insurance Products Trust — LVIP Baron Growth Opportunities Fund
Lincoln Variable Insurance Products Trust — LVIP Capital Growth Fund
Lincoln Variable Insurance Products Trust — LVIP Cohen & Steers Global Real Estate Fund
Lincoln Variable Insurance Products Trust — LVIP Delaware Bond Fund
Lincoln Variable Insurance Products Trust — LVIP Delaware Growth and Income Fund
Lincoln Variable Insurance Products Trust — LVIP Delaware Managed Fund
Lincoln Variable Insurance Products Trust — LVIP Delaware Social Awareness Fund
Lincoln Variable Insurance Products Trust — LVIP Delaware Special Opportunities Fund
Lincoln Variable Insurance Products Trust — LVIP FI Equity-Income Fund
Lincoln Variable Insurance Products Trust — LVIP Janus Capital Appreciation Fund
Lincoln Variable Insurance Products Trust — LVIP Marsico International Growth Fund
Lincoln Variable Insurance Products Trust — LVIP MFS Value Fund
Lincoln Variable Insurance Products Trust — LVIP Mid-Cap Value Fund
Lincoln Variable Insurance Products Trust — LVIP Mondrian International Value Fund
Lincoln Variable Insurance Products Trust — LVIP Money Market Fund
Lincoln Variable Insurance Products Trust — LVIP SSgA S&P 500 Index Fund
Lincoln Variable Insurance Products Trust — LVIP SSgA Small-Cap Index Fund
Lincoln Variable Insurance Products Trust — LVIP SSgA Bond Index Fund
Lincoln Variable Insurance Products Trust — LVIP SSgA Developed International 150 Fund
Lincoln Variable Insurance Products Trust — LVIP SSgA Emerging Markets 100 Fund
Lincoln Variable Insurance Products Trust — LVIP SSgA International Index
Lincoln Variable Insurance Products Trust — LVIP SSgA Large Cap 100 Fund
Lincoln Variable Insurance Products Trust — LVIP SSgA Small-Mid Cap 200 Fund
Lincoln Variable Insurance Products Trust — LVIP T. Rowe Price Growth Stock Fund
Lincoln Variable Insurance Products Trust — LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Lincoln Variable Insurance Products Trust — LVIP Templeton Growth Fund
Lincoln Variable Insurance Products Trust — LVIP Turner Mid-Cap Growth Fund
Lincoln Variable Insurance Products Trust — LVIP UBS Global Asset Allocation Fund
Lincoln Variable Insurance Products Trust — LVIP Columbia Value Opportunities Fund
Lincoln Variable Insurance Products Trust — LVIP Wilshire 2010 Profile Fund
Lincoln Variable Insurance Products Trust — LVIP Wilshire 2020 Profile Fund
Lincoln Variable Insurance Products Trust — LVIP Wilshire 2030 Profile Fund
Lincoln Variable Insurance Products Trust — LVIP Wilshire 2040 Profile Fund
Lincoln Variable Insurance Products Trust — LVIP Wilshire Conservative Profile Fund
Lincoln Variable Insurance Products Trust — LVIP Wilshire Moderate Profile Fund
Lincoln Variable Insurance Products Trust — LVIP Wilshire Moderately Aggressive Profile Fund
Lincoln Variable Insurance Products Trust — LVIP Wilshire Aggressive Profile Fund

LVIP Baron Growth Opportunities Fund

LVIP Baron Growth
Opportunities Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP Baron Growth Opportunities Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Baron Growth Opportunities Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$906.30	1.04%	$4.93
Service Class Shares	1,000.00	905.20	1.29%	6.11

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.69	1.04%	$5.22
Service Class Shares	1,000.00	1,018.45	1.29%	6.47

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	93.44%

Air Freight & Logistics	0.55%
Airlines	0.27%
Auto Components	1.64%
Building Products	0.41%
Capital Markets	4.07%
Commercial Banks	1.21%
Commercial Services & Supplies	4.10%
Construction & Engineering	1.38%
Consumer Finance	0.68%
Diversified Consumer Services	7.30%
Diversified Financial Services	0.91%
Electric Utilities	1.34%
Electronic Equipment & Instruments	0.89%
Energy Equipment & Services	10.33%
Food Products	2.08%
Gas Utilities	1.11%
Health Care Equipment & Supplies	3.60%
Health Care Providers & Services	4.11%
Hotels, Restaurants & Leisure	11.72%
Household Durables	0.04%
Household Products	0.73%
Insurance	1.60%
Internet & Catalog Retail	1.48%
Internet Software & Services	2.38%
IT Services	0.78%
Leisure Equipment & Products	0.60%
Life Sciences Tools & Services	1.67%
Machinery	0.74%
Marine	0.44%
Media	0.06%
Oil, Gas & Consumable Fuels	7.15%
Real Estate Investment Trusts	1.25%
Real Estate Management & Development	2.30%
Road & Rail	3.06%
Software	0.89%
Specialty Retail	5.73%
Textiles, Apparel & Luxury Goods	2.88%
Trading Company & Distributors	1.40%
Transportation Infrastructure	0.50%
Wireless Telecommunication Services	0.06%

Discount Note	6.19%

Short-Term Investment	3.77%

Total Value of Securities	103.40%

Liabilities Net of Receivables and Other Assets	(3.40%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Encore Acquisition	4.64%
FMC Technologies	4.53%
DeVry	3.40%
Edwards Lifesciences	2.87%
Wynn Resorts	2.85%
Helmerich & Payne	2.57%
Strayer Education	2.40%
Genesee & Wyoming Class A	2.06%
Vail Resorts	1.94%
Charles River Laboratories International	1.67%

Total	28.93%

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–93.44%
	Air Freight & Logistics–0.55%
	UTi Worldwide	91,810	$1,831,610

			1,831,610

	Airlines–0.27%
†	Allegiant Travel	48,142	894,960

			894,960

	Auto Components–1.64%
†	LKQ	300,000	5,421,000

			5,421,000

	Building Products–0.41%
	Apogee Enterprises	85,000	1,373,600

			1,373,600

	Capital Markets–4.07%
	Cohen & Steers	152,860	3,969,774
	Eaton Vance	73,000	2,902,480
	Evercore Partners Class A	51,100	485,450
	GAMCO Investors	36,700	1,821,054
	Jefferies Group	254,800	4,285,736

			13,464,494

	Commercial Banks–1.21%
	City National	30,000	1,262,100
	Glacier Bancorp	60,200	962,598
†	SVB Financial Group	36,900	1,775,259

			3,999,957

	Commercial Services & Supplies–4.10%
†	Copart	73,500	3,147,270
†	CoStar Group	81,500	3,622,675
†	Covanta Holding	25,000	667,250
†	IHS Class A	11,300	786,480
†	Layne Christensen	35,000	1,532,650
	Ritchie Bros Auctioneers	140,000	3,798,200

			13,554,525

	Construction & Engineering–1.38%
†	AECOM Technology	140,000	4,554,200

			4,554,200

	Consumer Finance–0.68%
†	Riskmetrics Group	115,000	2,258,600

			2,258,600

	Diversified Consumer Services–7.30%
	DeVry	210,000	11,260,200
	Sotheby’s	140,000	3,691,800
†	Steiner Leisure	45,000	1,275,750
	Strayer Education	38,000	7,944,660

			24,172,410

	Diversified Financial Services–0.91%
†	FCStone Group	108,300	3,024,819

			3,024,819
	Electric Utilities–1.34%
	ITC Holdings	86,920	4,442,481

			4,442,481

	Electronic Equipment & Instruments–0.89%
†	HLTH	246,500	2,790,380
†	SunPower Class A	2,200	158,356

			2,948,736

	Energy Equipment & Services–10.33%
†	Core Laboratories	35,000	4,982,250
†	FMC Technologies	194,800	14,985,964
	Helmerich & Payne	118,000	8,498,360
†	SEACOR Holdings	50,800	4,547,108
†	TETRA Technologies	50,000	1,185,500

			34,199,182

	Food Products–2.08%
†	Peet’s Coffee & Tea	122,600	2,429,932
†	Ralcorp Holdings	90,000	4,449,600

			6,879,532

	Gas Utilities–1.11%
	Southern Union	136,100	3,677,422

			3,677,422

	Health Care Equipment & Supplies–3.60%
†	Edwards Lifesciences	153,000	9,492,120
†	Gen-Probe	51,100	2,426,228

			11,918,348

	Health Care Providers & Services–4.11%
†	AMERIGROUP	218,400	4,542,720
†	Community Health Systems	142,100	4,686,458
†	PSS World Medical	77,500	1,263,250
†	Skilled Healthcare Group	50,519	677,965
†	VCA Antech	87,000	2,416,860

			13,587,253

	Hotels, Restaurants & Leisure–11.72%
	Ameristar Casinos	175,600	2,426,792
	Boyd Gaming	150,000	1,884,000
†	California Pizza Kitchen	138,550	1,550,375
†	Cheesecake Factory	163,500	2,601,285
	Choice Hotels International	140,000	3,710,000
†	Gaylord Entertainment	51,200	1,226,752
†	Isle of Capri Casinos	143,200	685,928
†	Panera Bread Class A	70,000	3,238,200
†	Pinnacle Entertainment	102,900	1,079,421
†	Scientific Games	52,860	1,565,713
†	Sonic	200,000	2,960,000
†	Vail Resorts	150,000	6,424,500
†	Wynn Resorts	115,900	9,428,464

			38,781,430

LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Household Durables–0.04%
	Brookfield Homes	8,000	$98,240
	Harman International Industries	799	33,071

			131,311
	Household Products–0.73%
	Church & Dwight	42,600	2,400,510

			2,400,510

	Insurance–1.60%
†	Arch Capital Group	80,000	5,305,600

			5,305,600

	Internet & Catalog Retail–1.48%
†	Blue Nile	115,000	4,889,800

			4,889,800

	Internet Software & Services–2.38%
†	Bankrate	45,000	1,758,150
†	Equinix	61,550	5,491,491
†	TechTarget	60,000	633,600

			7,883,241

	IT Services–0.78%
†	Gartner Group	125,000	2,590,000

			2,590,000

	Leisure Equipment & Products–0.60%
†	Marvel Entertainment	62,000	1,992,680

			1,992,680

	Life Sciences Tools & Services–1.67%
†	Charles River Laboratories International	86,500	5,529,080

			5,529,080

	Machinery–0.74%
	American Railcar Industries	145,700	2,444,846

			2,444,846

	Marine–0.44%
	Seaspan	60,000	1,441,200

			1,441,200

	Media–0.06%
	National CineMedia	20,000	213,200

			213,200

	Oil, Gas & Consumable Fuels–7.15%
†	Carrizo Oil & Gas	36,000	2,451,240
†	Delta Petroleum	20,000	510,400
†	Encore Acquisition	204,100	15,346,279
†	Whiting Petroleum	50,400	5,346,432

			23,654,351

	Real Estate Investment Trusts–1.25%
	Acadia Realty Trust	71,300	1,650,595
†	Alexander’s	5,200	1,615,120
	Douglas Emmett	39,500	867,815

			4,133,530
	Real Estate Management & Development–2.30%
†	CB Richard Ellis Group Class A	272,600	5,233,920
†	HFF Class A	42,622	242,519
	St. Joe	62,000	2,127,840

			7,604,279

	Road & Rail–3.06%
†	Genesee & Wyoming Class A	200,000	6,804,000
	Landstar System	60,000	3,313,200

			10,117,200

	Software–0.89%
	FactSet Research Systems	52,400	2,953,264

			2,953,264

	Specialty Retail–5.73%
†	CarMax	325,900	4,624,521
†	Dick’s Sporting Goods	244,600	4,339,204
†	J Crew Group	142,800	4,713,828
	Penske Auto Group	240,000	3,537,600
†	Tractor Supply	60,000	1,742,400

			18,957,553

	Textiles, Apparel & Luxury Goods–2.88%
	Polo Ralph Lauren	70,000	4,394,600
†	Under Armour Class A	200,102	5,130,615

			9,525,215

	Trading Company & Distributors–1.40%
	MSC Industrial Direct Class A	105,405	4,649,415

			4,649,415

	Transportation Infrastructure–0.50%
	Macquarie Infrastructure	65,000	1,643,850

			1,643,850

	Wireless Telecommunication Services–0.06%
†	SBA Communications Class A	5,120	184,371

			184,371

	Total Common Stock (Cost $226,716,611)		309,229,055
		Principal
		Amount
		(U.S. $)

≠	DISCOUNT NOTE–6.19%
	Federal Home Loan Bank 2.03% 7/1/08	$20,500,000	20,500,000

	Total Discount Note (Cost $20,500,000)		20,500,000
		Number of
		Shares

	SHORT-TERM INVESTMENT–3.77%
	Money Market Instrument–3.77%
	Dreyfus Cash Management Fund	12,461,161	12,461,161

	Total Short-Term Investment (Cost $12,461,161)		12,461,161

LVIP Baron Growth Opportunities Fund–4

LVIP Baron Growth Opportunities Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–103.40% (Cost $259,677,772)	$342,190,216
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.40%)	(11,236,302)

NET ASSETS APPLICABLE TO 12,208,152 SHARES OUTSTANDING–100.00%	$330,953,914

NET ASSET VALUE–LVIP BARON GROWTH OPPORTUNITIES FUND STANDARD CLASS ($18,638,759 / 685,817 Shares)	$27.177

NET ASSET VALUE–LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS ($312,315,155 / 11,522,335 Shares)	$27.105

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$242,149,407
Accumulated net realized gain on investments	6,292,063
Net unrealized appreciation of investments	82,512,444

Total net assets	$330,953,914

†Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

See accompanying notes

LVIP Baron Growth Opportunities Fund–5

LVIP Baron Growth Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$821,238
Interest	161,975
Foreign tax withheld	(2,175)

981,038

EXPENSES:
Management fees	1,661,345
Distribution expenses-Service Class	394,336
Accounting and administration expenses	75,760
Reports and statements to shareholders	40,455
Professional fees	12,289
Custodian fees	7,986
Trustees’ fees	3,492
Other	6,363

2,202,026
Less fees waived	(71,905)
Less expense paid indirectly	(7,986)

Total operating expenses	2,122,135

NET INVESTMENT LOSS	(1,141,097)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(9,739,295)
Net change in unrealized appreciation/depreciation of investments	(23,797,431)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(33,536,726)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,677,823)

See accompanying notes

LVIP Baron Growth Opportunities Fund
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/08	Year Ended
	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,141,097)	$(1,334,333)
Net realized gain (loss) on investments	(9,739,295)	24,536,882
Net change in unrealized appreciation/ depreciation of investments	(23,797,431)	(13,438,907)

Net increase (decrease) in net assets resulting from operations	(34,677,823)	9,763,642

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain on investments:
Service Class	—	(36,044,292)

	—	(36,044,292)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,923,767	5,656,562
Service Class	37,818,854	67,602,246
Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class	—	36,044,292
Net asset from merger[1]:
Standard Class	—	11,410,743
Service Class	—	5,172,424

	42,742,621	125,886,267

Cost of shares repurchased:
Standard Class	(709,916)	(496,016)
Service Class	(37,379,283)	(49,083,447)

	(38,089,199)	(49,579,463)

Increase in net assets derived from capital share transactions	4,653,422	76,306,804

NET INCREASE (DECREASE) IN NET ASSETS	(30,024,401)	50,026,154
NET ASSETS:
Beginning of period	360,978,315	310,952,161

End of period (there was no undistributed net investment income at either period end)	$330,953,914	$360,978,315

[1]	See Note 7 in “Notes to financial statements”.

See accompanying notes

LVIP Baron Growth Opportunities Fund–6

LVIP Baron Growth Opportunities Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Baron Growth Opportunities Fund Standard Class
	Six Months
	Ended
	6/30/08[1]		6/5/07[2]
	(Unaudited)		to 12/31/07

Net asset value, beginning of period	$29.986		$31.455

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.063)		0.009
Net realized and unrealized loss on investments	(2.746)		(1.478)

Total from investment operations	(2.809)		(1.469)

Net asset value, end of period	$27.177		$29.986

Total return[4]	(9.37%	)	(4.67%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,639		$16,095
Ratio of expenses to average net assets	1.04%		1.04%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.08%		1.08%
Ratio of net investment income (loss) to average net assets	(0.45%	)	0.05%
Ratio of net investment income (loss) to average net assets prior to fees waived and expense paid indirectly	(0.49%	)	0.01%
Portfolio turnover	20%		23%	[5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Baron Growth Opportunities Fund–7

LVIP Baron Growth Opportunities Fund
Financial Highlights1 (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Baron Growth Opportunities Fund Service Class
	Six Months
	Ended
	6/30/08[2]		Year Ended
	(Unaudited)		12/31/07[3]	12/31/06[3]		12/31/05[3]		12/31/04[3]		12/31/03[3]

Net asset value, beginning of period	$29.944		$32.302	$27.961		$27.053		$21.531		$16.557

Income (loss) from investment operations:
Net investment loss	(0.098)[4]		(0.124)[4]	(0.240)		(0.294)		(0.196)		(0.222)
Net realized and unrealized gain (loss) on investments	(2.741)		1.314	4.581		1.202		5.718		5.196

Total from investment operations	(2.839)		1.190	4.341		0.908		5.522		4.974

Less dividends and distributions from:
Net realized gain on investments	—		(3.548)	—		—		—		—

Total dividends and distributions	—		(3.548)	—		—		—		—

Net asset value, end of period	$27.105		$29.944	$32.302		$27.961		$27.053		$21.531

Total return[5]	(9.48%	)	3.42%	15.53%		3.36%		25.65%		30.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$312,315		$344,883	$310,952		$292,424		$296,617		$176,208
Ratio of expenses to average net assets	1.29%		1.29%	1.32%		1.34%		1.36%		1.44%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.33%		1.32%	1.32%		1.34%		1.36%		1.44%
Ratio of net investment loss to average net assets	(0.70%	)	(0.39% )	(0.77%	)	(1.01%	)	(0.96%	)	(1.28%	)
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly	(0.74%	)	(0.42% )	(0.77%	)	(1.01%	)	(0.96%	)	(1.28%	)
Portfolio turnover	20%		23%	12%		19%		30%		28%

[1]	Financial highlights for the years ended December 31, 2006, 2005, 2004, and 2003 have been extended to three decimal places. No additional changes were made to the data.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	Effective June 5, 2007, the Fund received all of the assets and liabilities of the Baron Capital Asset Fund, a series of the Baron Capital Funds Trust (the “Baron Fund”). The Service Class shares financial highlights for the periods prior to June 5, 2007 reflect the performance of the Insurance Shares Class of the Baron Fund.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Baron Growth Opportunities Fund–8

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP Baron Growth Opportunities Fund (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”), and other insurance companies for allocation to their variable annuity products and variable universal life products.

Following the close of business on June 4, 2007, pursuant to an Agreement and Plan of Reorganization (the “Reorganization”), the Fund received all of the assets and liabilities of the Baron Capital Asset Fund series of the Baron Capital Funds Trust (the “Baron Fund”). The shareholders of the Baron Fund received Service Class Shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the Baron Fund immediately prior to the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the Baron Fund as of the date of the Reorganization. The Baron Fund and the Fund had identical investment objectives and substantially similar investment policies and principal risks. For financial reporting purposes, the Baron Fund’s operating history prior to the Reorganization is reflected in the Fund’s financial statements and financial highlights.

The Fund’s investment objective is to seek capital appreciation through long-term investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects. This objective is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character on such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $2,918 for the six months ended June 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the expense offset shown as “expense paid indirectly.”

LVIP Baron Growth Opportunities Fund–9

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 1.00% of the average daily net assets of the Fund.

BAMCO, Inc. (BAMCO), a subsidiary of Baron Capital Group, Inc.(the “Sub-advisor”), provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays BAMCO at an annual rate of 0.50% of the Fund’s average daily net assets.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 1.04% of average daily net assets. The agreement will continue at least through April 30, 2009, and renews automatically for one-year terms unless LIAC provides written notice of termination to the Fund. Moreover, LIAC has agreed to limit the total annual fund operating expenses at the same level as the expenses of the Baron Fund; this agreement, which is for a two-year term from the Reorganization date may result in an additional lower or higher expense cap for the Fund.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $4,177 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $9,327 and $3,776, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$275,163
Fees Payable to DSC	742
Distribution Fees Payable to LFD	67,828

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2008, the Fund made purchases of $34,306,008 and sales of $31,605,301 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $259,961,152. At June 30, 2008, net unrealized appreciation was $82,229,064, of which $112,070,838 related to unrealized appreciation of investments and $29,841,774 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs that are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Baron Growth Opportunities Fund–10

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels on the previous page as of June 30, 2008:

Securities

Level 1	$321,690,216
Level 2	20,500,000
Level 3	—

Total	$342,190,216

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2008. The tax character of dividends and distributions paid during the year ended December 31, 2007 was as follows:

Year Ended
12/31/07

Long-term capital gains	$36,044,292

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$242,149,407
Realized losses (1/1/08 — 6/30/08)	(10,000,894)
Other temporary differences	16,576,337
Unrealized appreciation of investments	82,229,064

Net assets	$330,953,914

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of dividends and distributions and losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated Net	Paid-in
Investment Loss	Capital

$1,141,097	$(1,141,097)

LVIP Baron Growth Opportunities Fund–11

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07

Shares sold:
Standard Class	174,578	183,407
Service Class	1,349,355	2,123,171
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	—
Service Class	—	1,153,317
Shares issued from merger*:
Standard Class	—	369,806
Service Class	—	167,631

	1,523,933	3,997,332

Shares repurchased:
Standard Class	(25,496)	(16,478)
Service Class	(1,344,725)	(1,552,696)

	(1,370,221)	(1,569,174)

Net increase	153,712	2,428,158

*	See Note 7.

7.	Fund Merger
Effective June 11, 2007, the Fund acquired all of the assets and assumed all of the liabilities of Lincoln Variable Insurance Products Trust—Growth Opportunities Fund (the “Acquired Fund”), an open-end investment company, in exchange for shares of the Fund pursuant to a Plan and Agreement of Reorganization (the “Reorganization”). The shareholders of the Acquired Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their share in the Acquired Fund prior to the Reorganization.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund’s basis in securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated gain (loss) of the Acquired Fund as of the close of business on June 8, 2007, were as follows:

		Net Unrealized	Accumulated
	Net Assets	Appreciation	Net Realized Loss

Lincoln VIP Growth Opportunities Fund	$16,583,167	$742,473	$(31,280)

The assets of the Fund prior to the Reorganization were $344,108,030. The combined net assets after the merger were $360,691,197.

8.	Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Baron Growth Opportunities Fund–12

LVIP Capital Growth Fund

LVIP Capital Growth Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP Capital Growth Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Capital Growth Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$920.10	0.78%	$3.72
Service Class Shares	1,000.00	919.00	1.03%	4.91

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1020.98	0.78%	$3.92
Service Class Shares	1,000.00	1019.74	1.03%	5.17

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Capital Growth Fund–1

LVIP Capital Growth Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	95.13%

Aerospace & Defense	4.96%
Biotechnology	1.74%
Capital Markets	1.37%
Chemicals	5.49%
Commercial Banks	0.27%
Communications Equipment	5.28%
Computers & Peripherals	4.09%
Construction & Engineering	3.25%
Diversified Consumer Services	0.42%
Diversified Financial Services	0.23%
Electrical Equipment	2.92%
Energy Equipment & Services	4.20%
Food & Staples Retailing	1.32%
Food Products	1.06%
Health Care Equipment & Supplies	1.23%
Health Care Providers & Services	1.37%
Industrial Conglomerates	0.70%
Insurance	0.88%
Internet Software & Services	2.32%
IT Services	3.45%
Machinery	3.93%
Media	1.84%
Metals & Mining	7.71%
Multiline Retail	0.59%
Oil, Gas & Consumable Fuels	11.92%
Pharmaceuticals	6.49%
Road & Rail	1.19%
Semiconductors & Semiconductor Equipment	2.71%
Software	8.19%
Specialty Retail	1.28%
Textiles, Apparel & Luxury Goods	1.84%
Wireless Telecommunication Services	0.89%

Short-Term Investment	4.52%

Total Value of Securities	99.65%

Receivables and Other Assets Net of Liabilities	0.35%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Consol Energy	2.45%
Transocean	2.40%
Agrium	2.25%
Abbott Laboratories	2.14%
Apple	2.06%
Microsoft	2.05%
Fluor	1.99%
Cisco Systems	1.98%
Potash Corp. of Saskatchewan	1.93%
QUALCOMM	1.90%

Total	21.15%

LVIP Capital Growth Fund–2

LVIP Capital Growth Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–95.13%
	Aerospace & Defense–4.96%
	Honeywell International	53,570	$2,693,500
	Lockheed Martin	40,280	3,974,024
	Precision Castparts	27,880	2,686,796
	Raytheon	57,800	3,252,984

			12,607,304

	Biotechnology–1.74%
†	Genentech	32,000	2,428,800
†	Gilead Sciences	37,460	1,983,507

			4,412,307

	Capital Markets–1.37%
	Goldman Sachs Group	14,690	2,569,281
	Invesco	38,250	917,235

			3,486,516

	Chemicals–5.49%
	Agrium	53,040	5,703,921
	Monsanto	26,380	3,335,487
	Potash Corp. of Saskatchewan	21,480	4,909,684

			13,949,092

	Commercial Banks–0.27%
	Banco Itau Holding Financeira ADR	33,412	678,598

			678,598

	Communications Equipment–5.28%
†	Cisco Systems	216,170	5,028,115
	QUALCOMM	108,890	4,831,449
†	Research in Motion	30,360	3,549,084

			13,408,648

	Computers & Peripherals–4.09%
†	Apple	31,170	5,219,105
	Hewlett Packard	81,030	3,582,336
†	NetApp	72,750	1,575,765

			10,377,206

	Construction & Engineering–3.25%
	Fluor	27,190	5,059,515
†	Foster Wheeler	43,760	3,201,044

			8,260,559

	Diversified Consumer Services–0.42%
†	Apollo Group Class A	24,340	1,077,288

			1,077,288

	Diversified Financial Services–0.23%
	Moody’s	16,900	582,036

			582,036

	Electrical Equipment–2.92%
	ABB ADR	108,910	3,084,331
	Gamesa Corp. Tecnologica	13,769	676,827
†	Vestas Wind Systems	27,930	3,656,069

			7,417,227

	Energy Equipment & Services–4.20%
	Halliburton	86,060	4,567,204
†	Transocean	40,074	6,106,877

			10,674,081

	Food & Staples Retailing–1.32%
	Supervalu	108,680	3,357,125

			3,357,125

	Food Products–1.06%
	Nestle	59,370	2,682,707

			2,682,707

	Health Care Equipment & Supplies–1.23%
	Covidien	65,490	3,136,316

			3,136,316

	Health Care Providers & Services–1.37%
	McKesson	47,480	2,654,606
	UnitedHealth Group	31,070	815,588

			3,470,194

	Industrial Conglomerates–0.70%
	Siemens ADR	16,090	1,771,992

			1,771,992

	Insurance–0.88%
	Aon	48,520	2,229,009

			2,229,009

	Internet Software & Services–2.32%
†	Google Class A	5,220	2,747,912
†	VeriSign	83,500	3,156,300

			5,904,212

	IT Services–3.45%
	Accenture Class A	57,570	2,344,250
†	Visa	29,940	2,434,421
	Western Union	160,960	3,978,932

			8,757,603

	Machinery–3.93%
	Caterpillar	57,770	4,264,582
	Cummins	35,500	2,325,960
	Deere & Co.	46,970	3,387,946

			9,978,488

	Media–1.84%
†	Focus Media Holding ADR	74,300	2,059,596
†	Viacom Class B	85,570	2,613,308

			4,672,904

	Metals & Mining–7.71%
	Alcoa	76,360	2,719,943
	Companhia Vale do Rio Doce ADR	83,100	2,976,642
	Freeport-McMoRan Copper & Gold Class B	29,380	3,443,042
	Steel Dynamics	103,040	4,025,773
	United States Steel	18,920	3,496,038

LVIP Capital Growth Fund–3

LVIP Capital Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Metals & Mining (continued)
	Vedanta Resources	66,773	$2,906,235

			19,567,673

	Multiline Retail–0.59%
†	Kohl’s	37,530	1,502,701

			1,502,701

	Oil, Gas & Consumable Fuels–11.92%
	Arch Coal	42,820	3,212,785
	Cameco	63,510	2,722,674
	Consol Energy	55,280	6,211,813
	EOG Resources	30,360	3,983,231
	Hess	31,310	3,951,008
	Occidental Petroleum	40,510	3,640,229
	Petroleo Brasileiro ADR	44,990	3,186,642
†	Ultra Petroleum	34,320	3,370,224

			30,278,606

	Pharmaceuticals–6.49%
	Abbott Laboratories	102,400	5,424,128
†	Elan ADR	126,750	4,505,963
	Merck	60,920	2,296,075
	Teva Pharmaceutical Industries ADR	36,820	1,686,356
	Wyeth	53,640	2,572,574

			16,485,096

	Road & Rail–1.19%
	Norfolk Southern	48,050	3,011,294

			3,011,294

	Semiconductors & Semiconductor Equipment–2.71%
	Altera	182,120	3,769,884
	Intel	144,920	3,112,882

			6,882,766

	Software–8.19%
†	BMC Software	90,549	3,259,764
†	Electronics Arts	66,950	2,974,589
†	McAfee	70,540	2,400,476
	Microsoft	189,580	5,215,345
	Nintendo	3,970	2,239,938
†	Oracle	223,950	4,702,949

			20,793,061

	Specialty Retail–1.28%
	Staples	136,540	3,242,825

			3,242,825

	Textiles, Apparel & Luxury Goods–1.84%
†	Coach	54,370	1,570,206
	NIKE Class B	52,030	3,101,508

			4,671,714

	Wireless Telecommunication Services–0.89%
†	MetroPCS Communications	127,277	2,254,076

			2,254,076

	Total Common Stock (Cost $223,349,902)		241,581,224

	SHORT-TERM INVESTMENT–4.52%
	Money Market Instrument–4.52%
	Dreyfus Cash Management Fund	11,468,162	11,468,162

	Total Short-Term Investment (Cost $11,468,162)		11,468,162

LVIP Capital Growth Fund–4

LVIP Capital Growth Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.65% (Cost $234,818,064)	$253,049,386
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	898,123

NET ASSETS APPLICABLE TO 10,032,430 SHARES OUTSTANDING–100.00%	$253,947,509

NET ASSET VALUE–LVIP CAPITAL GROWTH FUND STANDARD CLASS ($250,110,993 / 9,880,587 Shares)	$25.313

NET ASSET VALUE–LVIP CAPITAL GROWTH FUND SERVICE CLASS ($3,836,516 / 151,843 Shares)	$25.266

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$257,697,400
Undistributed net investment income	249,750
Accumulated net realized loss on investments	(22,228,595)
Net unrealized appreciation of investments and foreign currencies	18,228,954

Total net assets	$253,947,509

†	Non income producing security.

ADR–American Depositary Receipts

See accompanying notes

LVIP Capital Growth Fund–5

LVIP Capital Growth Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,148,354
Interest	100,578
Other income	22,261
Foreign tax withheld	(43,480)

1,227,713

EXPENSES:
Management fees	878,863
Accounting and administration expenses	55,199
Reports and statements to shareholders	24,060
Professional fees	12,032
Custodian fees	5,326
Distribution expenses-Service Class	3,365
Trustees’ fees	2,523
Other	4,320

985,688
Less fees waived	(28,443)
Less expense paid indirectly	(43)

Total operating expenses	957,202

NET INVESTMENT INCOME	270,511

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(7,911,749)
Foreign currencies	(20,761)

Net realized loss	(7,932,510)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(13,451,080)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(21,383,590)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,113,079)

See accompanying notes

LVIP Capital Growth Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$270,511	$310,990
Net realized gain (loss) on investments and foreign currencies	(7,932,510)	13,253,204
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(13,451,080)	17,940,700

Net increase (decrease) in net assets resulting from operations	(21,113,079)	31,504,894

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(167,595)

	—	(167,595)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	22,721,696	86,649,756
Service Class	2,410,679	2,890,473
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	167,595

	25,132,375	89,707,824

Cost of shares repurchased:
Standard Class	(14,243,449)	(20,882,035)
Service Class	(426,548)	(975,843)

	(14,669,997)	(21,857,878)

Increase in net assets derived from capital share transactions	10,462,378	67,849,946

NET INCREASE (DECREASE) IN NET ASSETS	(10,650,701)	99,187,245
NET ASSETS:
Beginning of period	264,598,210	165,410,965

End of period (including undistributed net investment income of $249,750 and $161,521, respectively)	$253,947,509	$264,598,210

See accompanying notes

LVIP Capital Growth Fund–6

LVIP Capital Growth Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Capital Growth Fund Standard Class
	Six Months
	Ended
	6/30/08[2]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04[3]	12/31/03

Net asset value, beginning of period	$27.511	$23.586	$22.507	$21.513	$19.652	$15.477

Income (loss) from investment operations:
Net investment income[4]	0.028	0.045	0.029	—	0.030	—
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.226)	3.906	1.051	1.021	1.831	4.175

Total from investment operations	(2.198)	3.951	1.080	1.021	1.861	4.175

Less dividends and distributions from:
Net investment income	—	(0.026)	(0.001)	(0.027)	—	—

Total dividends and distributions	—	(0.026)	(0.001)	(0.027)	—	—

Net asset value, end of period	$25.313	$27.511	$23.586	$22.507	$21.513	$19.652

Total return[5]	(7.99% )	16.76%	4.80%	4.77%	9.47%	26.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$250,111	$262,609	$165,411	$174,988	$189,265	$190,185
Ratio of expenses to average net assets	0.78%	0.78%	0.80%	0.80%	0.83%	0.90%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	0.80%	0.80%	0.80%	0.80%	0.83%	0.90%
Ratio of net investment income to average net assets	0.22%	0.18%	0.13%	0.00%[6]	0.13%	0.00%[6]
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	0.20%	0.16%	0.13%	0.00%[6]	0.13%	0.00%[6]
Portfolio turnover	104%	104%	89%	77%	163%	48%

[1]	Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Capital Growth Portfolio (the “JPVF Fund”). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	Commencing May 1, 2004, Wellington Management Company LLP replaced Janus Capital Management as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2008 and the years ended December 31, 2007 and 2006.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	The ratio calculates to less than 0.005%.

See accompanying notes

LVIP Capital Growth Fund–7

LVIP Capital Growth Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Capital Growth Fund Service Class
	Six Months
	Ended		4/30/07[2]
	6/30/08[1]		to
	(Unaudited)		12/31/07

Net asset value, beginning of period	$27.494		$24.406

Income (loss) from investment operations:
Net investment loss[3]	(0.003)		(0.027)
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.225)		3.115

Total from investment operations	(2.228)		3.088

Net asset value, end of period	$25.266		$27.494

Total return[4]	(8.10%	)	12.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,837		$1,989
Ratio of expenses to average net assets	1.03%		1.03%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.05%		1.06%
Ratio of net investment loss to average net assets	(0.03%	)	(0.15%	)
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly	(0.05%	)	(0.18%	)
Portfolio turnover	104%		104%[5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Capital Growth Fund–8

LVIP Capital Growth Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP Capital Growth Fund (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek capital growth.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $18,913 for the six months ended June 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

LVIP Capital Growth Fund–9

LVIP Capital Growth Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.75% on the first $100 million of the average daily net assets of the Fund; 0.70% on the next $150 million; 0.65% on the next $750 million; and 0.60% on average daily net assets in excess of $1 billion.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.78% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2009, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Wellington Management Company, LLP (the “Sub-Advisor”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.45% of the first $100 million of the Fund’s average daily net assets; and 0.40% of the Fund’s average daily net assets in excess of $100 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $3,052 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $6,818 and $2,599, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$148,188
Fees Payable to DSC	531
Distribution Fees Payable to LFD	766

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2008, the Fund made purchases of $132,093,851 and sales of $125,382,575 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $236,089,194. At June 30, 2008, net unrealized appreciation was $16,960,192, of which $31,978,223 related to unrealized appreciation of investments and $15,018,031 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1—inputs are quoted prices in active markets
Level 2—inputs that are observable, directly or indirectly
Level 3—inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Capital Growth Fund–10

LVIP Capital Growth Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Securities

Level 1	$253,049,386
Level 2	—
Level 3	—

Total	$253,049,386

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2008. The tax character of dividends and distributions paid during the year ended December 31, 2007 was as follows:

Year Ended
12/31/07

Ordinary income	$167,595

In addition, the Fund declared an ordinary income consent dividend of $161,521 for the year ended December 31, 2007. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$257,697,400
Undistributed ordinary income	249,750
Realized losses 1/1/08 — 6/30/08	(6,933,144)
Capital loss carryforwards as of 12/31/07	(14,024,321)
Unrealized appreciation of investments and foreign currencies	16,957,824

Net assets	$253,947,509

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Loss	Capital

$(182,282)	$20,761	$161,521

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards of $14,024,321 remaining at December 31, 2007 will expire in 2011.

For the six months ended June 30, 2008, the Fund had capital losses of $6,933,144 which may be added to capital loss carryforwards.

LVIP Capital Growth Fund–11

LVIP Capital Growth Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07

Shares sold:
Standard Class	903,465	3,352,271
Service Class	96,371	109,840
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	6,461

	999,836	3,468,572

Shares repurchased:
Standard Class	(568,602)	(826,132)
Service Class	(16,871)	(37,497)

	(585,473)	(863,629)

Net increase	414,363	2,604,943

7.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Capital Growth Fund–12

LVIP Cohen & Steers Global Real Estate Fund

LVIP Cohen & Steers
Global Real Estate Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP Cohen & Steers Global Real Estate Fund

Index

Disclosure of Fund Expenses	1
Country and Sector Allocations and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Cohen & Steers Global Real Estate Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$892.20	0.85%	$4.00
Service Class Shares	1,000.00	891.00	1.10%	5.17

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.64	0.85%	$4.27
Service Class Shares	1,000.00	1,019.39	1.10%	5.52

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Cohen & Steers Global Real Estate Fund–1

LVIP Cohen & Steers Global Real Estate Fund

Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2008

Percentage
Country	of Net Assets

Common Stock	95.96%

Australia	7.37%
Canada	2.70%
Finland	0.23%
France	6.94%
Germany	0.21%
Hong Kong	13.29%
Italy	0.21%
Japan	16.81%
Netherlands	2.01%
Norway	0.08%
Singapore	1.98%
Sweden	0.23%
United Kingdom	9.54%
United States	34.36%

Rights	0.00%

Short-Term Investment	4.13%

Total Value of Securities	100.09%

Liabilities Net of Receivables and Other Assets	(0.09%)

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Diversified REITs	8.15%
Hotel, Resorts & Cruise Lines	0.93%
Industrial REITs	2.26%
Office REITs	8.26%
Real Estate Management & Development	39.56%
Residential REITs	6.55%
Retail REITs	23.63%
Specialized REITs	6.62%

Total	95.96%

Abbreviations:
REITs–Real Estate Investment Trusts

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Mitsubishi Estate	6.74%
Mitsui Fudosan	6.36%
Unibail-Rodamco	4.91%
Westfield Group	3.79%
Macerich	3.65%
Sun Hung Kai Properties	3.42%
Land Securities Group	3.36%
Hongkong Land Holdings	3.12%
Public Storage	2.46%
Vornado Realty Trust	2.42%

Total	40.23%

LVIP Cohen & Steers Global Real Estate Fund–2

LVIP Cohen & Steers Global Real Estate Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–95.96%Δ
	Australia–7.37%
	Commonwealth Property Office Fund	628,776	$743,963
	Dexus Property Group	965,678	1,276,732
	Goodman Group	212,562	629,263
	GPT Group	258,336	549,447
	Mirvac Group	581,943	1,650,290
	Stockland	245,396	1,267,198
	Tishman Speyer Office Fund	455,421	597,753
	Westfield Group	456,336	7,117,497

			13,832,143

	Canada–2.70%
	Boardwalk Real Estate Investment Trust	46,447	1,736,868
	Brookfield Properties	103,337	1,838,365
	Canada Real Estate Investment Trust	35,156	1,008,642
	Primaris Retail Real Estate Investment Trust	26,896	482,715

			5,066,590

	Finland–0.23%
	Citycon	72,504	366,445
	Sponda	8,110	70,614

			437,059

	France–6.94%
	Icade	18,495	2,158,694
	Klepierre	6,680	336,565
	Mercialys	19,666	865,137
	Societe Immobiliere de Location pour I’Industrie et le Commerce	3,509	440,889
	Unibail-Rodamco	39,888	9,227,113

			13,028,398

	Germany–0.21%
	Deutsche Wohnen	25,695	387,171

			387,171

	Hong Kong–13.29%
†	Country Garden Holdings	1,194,189	774,970
	Great Eagle Holdings	961,044	2,834,865
	Henderson Land Development	625,038	3,895,866
	Hongkong Land Holdings	1,382,000	5,859,680
	Hysan Development	532,734	1,462,128
	Kerry Properties	166,000	871,813
	New World China Land	1,543,483	799,732
	Shagri-La Asia	174,239	406,704
	Sino Land	395,577	786,365
	Sun Hung Kai Properties	473,868	6,429,903
	Wharf Holdings	201,035	841,814

			24,963,840

	Italy–0.21%
	Beni Stabili	399,495	396,273

			396,273

	Japan–16.81%
	Japan Real Estate Investment	82	865,069
	Kenedix Realty Investment	90	534,074
	Mitsubishi Estate	553,000	12,657,561
	Mitsui Fudosan	558,800	11,948,156
	Nomura Real Estate Office Fund	66	496,717
	NTT Urban Development	700	916,498
	Sumitomo Realty & Development	160,000	3,179,956
	Tokyo Tatemono	150,000	970,659

			31,568,690

	Netherlands–2.01%
	Corio	38,211	2,985,901
	Eurocommercial Properties	16,652	793,636

			3,779,537

	Norway–0.08%
	Norwegian Property	34,274	159,495

			159,495

	Singapore–1.98%
	CapitaCommerical Trust	970,000	1,361,629
	CapitaLand	388,000	1,625,400
	Keppel Land	77,000	280,689
	Suntec Real Estate Investment Trust	443,000	442,788

			3,710,506

	Sweden–0.23%
	Castellum	46,196	441,131

			441,131

	United Kingdom–9.54%
	British Land	116,817	1,647,471
	Derwent London	103,276	2,073,664
	Great Portland Estates	399,622	2,696,542
	Hammerson	153,868	2,737,021
	Land Securities Group	256,608	6,302,484
	Liberty International	58,733	1,009,066
	Safestore Holdings	153,375	452,926
	Segro	127,567	1,000,547

			17,919,721

	United States–34.36%
	Acadia Realty Trust	21,607	500,202
	American Campus Communities	16,807	467,907
	Apartment Investment & Management Class A	47,399	1,614,410
	AvalonBay Communities	36,919	3,291,698
	Boston Properties	24,924	2,248,643
	BRE Properties	23,018	996,219
	Digital Realty Trust	24,973	1,021,645
	Douglas Emmett	63,174	1,387,933
	EastGroup Properties	42,738	1,833,460
	Equity Lifestyle Properties	20,665	909,260
	Equity Residential	36,863	1,410,747
	Federal Realty Investment Trust	50,064	3,454,416
	Forest City Enterprises Class A	18,865	607,830

LVIP Cohen & Steers Global Real Estate Fund–3

LVIP Cohen & Steers Global Real Estate Fund
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
United States (continued)
General Growth Properties	107,276	$3,757,878
Host Hotels & Resorts	186,207	2,541,726
Liberty Property Trust	28,255	936,653
Macerich	110,365	6,856,978
Maguire Properties	34,401	418,660
Omega Healthcare Investors	108,889	1,813,002
Plum Creek Timber	32,456	1,386,196
Prologis	24,241	1,317,498
PS Business Parks	17,397	897,685
Public Storage	57,224	4,623,128
Rayonier	10,801	458,610
Regency Centers	31,961	1,889,534
Simon Property Group	50,174	4,510,142
SL Green Realty	44,475	3,678,972
Starwood Hotels & Resorts Worldwide	33,407	1,338,618
Sunstone Hotel Investors	20,707	343,736
UDR	83,416	1,866,850
Ventas	37,764	1,607,613
Vornado Realty Trust	51,617	4,542,297

		64,530,146

Total Common Stock (Cost $210,461,139)		180,220,700

RIGHTS–0.00%
Norway–0.00%
Norwegian Property	32,923	517

Total Rights (Cost $0)		517

SHORT-TERM INVESTMENT–4.13%
Money Market Instrument–4.13%
Dreyfus Cash Management	7,753,793	7,753,793

Total Short-Term Investment (Cost $7,753,793)		7,753,793

TOTAL VALUE OF SECURITIES–100.09% (Cost $218,214,932)	187,975,010

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(165,222)

NET ASSETS APPLICABLE TO 26,156,440 SHARES OUTSTANDING–100.00%	$187,809,788

NET ASSET VALUE–LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND STANDARD CLASS ($135,341,770 / 18,841,226 Shares)	$7.183

NET ASSET VALUE–LVIP COHEN & STEERS GLOBAL REAL ESTATE FUND SERVICE CLASS ($52,468,018 / 7,315,214 Shares)	$7.172

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$234,522,529
Undistributed net investment income	2,585,264
Accumulated net realized loss on investments	(19,062,073)
Net unrealized depreciation of investments and foreign currencies	(30,235,932)

Total net assets	$187,809,788

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2 in “Country and Sector Allocations and Top 10 Equity Holdings.”

†	Non income producing security.

Summary of Abbreviations:
AUD–Australian Dollar
CAD–Canadian Dollar
EUR–European Monetary Unit
SGD–Singapore Dollar
USD–United States Dollar

LVIP Cohen & Steers Global Real Estate Fund–4

LVIP Cohen & Steers Global Real Estate Fund
Statement of Net Assets (continued)

The following foreign currency exchange contracts were outstanding at June 30, 2008:

Foreign Currency Exchange Contracts1

			Unrealized
Contracts to			Appreciation
Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)

AUD (9,510)	USD 9,117	7/1/08	$6
AUD 34,283	USD (33,011)	7/1/08	(166)
CAD 22,935	USD (22,748)	7/2/08	(267)
EUR 105,198	USD (166,087)	7/1/08	(453)
SGD 45,498	USD (33,422)	7/1/08	16

			$(864)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP Cohen & Steers Global Real Estate Fund–5

LVIP Cohen & Steers Global Real Estate Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$3,148,898
Interest	94,769
Foreign tax withheld	(191,257)

3,052,410

EXPENSES:
Management fees	887,267
Distribution expenses — Service Class	54,819
Custodian fees	42,902
Accounting and administration expenses	42,475
Professional fees	12,842
Reports and statements to shareholders	3,508
Trustees’ fees	1,868
Other	9,102

1,054,783
Less management fee waived	(205,472)
Less expense paid indirectly	(1,590)

Total operating expenses	847,721

NET INVESTMENT INCOME	2,204,689

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(16,665,816)
Foreign currencies	(313,108)

Net realized loss	(16,978,924)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(7,984,786)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(24,963,710)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(22,759,021)

See accompanying notes

LVIP Cohen & Steers Global Real Estate Fund
Statements of Changes in Net Assets

	Six Months	Period
	Ended	Ended
	6/30/08	4/30/07*
	(Unaudited)	12/31/07
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,204,689	$1,927,419
Net realized loss on investments and foreign currencies	(16,978,924)	(2,650,070)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(7,984,786)	(22,251,146)

Net decrease in net assets resulting from operations	(22,759,021)	(22,973,797)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(862,071)
Service Class	—	(117,852)

	—	(979,923)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	18,882,895	224,232,347
Service Class	29,624,112	40,723,228
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	852,810
Service Class	—	117,818

	48,507,007	265,926,203

Cost of shares repurchased:
Standard Class	(17,925,976)	(53,315,673)
Service Class	(5,473,283)	(3,195,749)

	(23,399,259)	(56,511,422)

Increase in net assets derived from capital share transactions	25,107,748	209,414,781

NET INCREASE IN NET ASSETS	2,348,727	185,461,061
NET ASSETS:
Beginning of period	185,461,061	—

End of period (including undistributed net investment income of $2,585,264 and $520,403 respectively)	$187,809,788	$185,461,061

*	Date of commencement of operations.

See accompanying notes

LVIP Cohen & Steers Global Real Estate Fund–6

LVIP Cohen & Steers Global Real Estate Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Cohen & Steers Global Real Estate Fund Standard Class
	Six Months
	Ended	4/30/07[2]
	6/30/08[1]	to
	(Unaudited)	12/31/07

Net asset value, beginning of period	$8.051	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.094	0.111
Net realized and unrealized loss on investments and foreign currencies	(0.962)	(2.013)

Total from investment operations	(0.868)	(1.902)

Less dividends and distributions from:
Net investment income	—	(0.047)
Total dividends and distributions	—	(0.047)

Net asset value, end of period	$7.183	$8.051

Total return[4]	(10.78% )	(19.04% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$135,342	$151,254
Ratio of expenses to average net assets	0.85%	0.85%
Ratio of expenses to average net assets prior to fees waived and expenses paid indirectly	1.07%	1.10%
Ratio of net investment income to average net assets	2.42%	1.89%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	2.20%	1.64%
Portfolio turnover	92%	84%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Cohen & Steers Global Real Estate Fund–7

LVIP Cohen & Steers Global Real Estate Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Cohen & Steers Global Real Estate Fund Service Class
	Six Months
	Ended	4/30/07[2]
	6/30/08[1]	to
	(Unaudited)	12/31/07

Net asset value, beginning of period	$8.049	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.085	0.097
Net realized and unrealized loss on investments and foreign currencies	(0.962)	(2.013)

Total from investment operations	(0.877)	(1.916)

Less dividends and distributions from:
Net investment income	—	(0.035)

Total dividends and distributions	—	(0.035)

Net asset value, end of period	$7.172	$8.049

Total return[4]	(10.90% )	(19.18% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$52,468	$34,207
Ratio of expenses to average net assets	1.10%	1.10%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.32%	1.35%
Ratio of net investment income to average net assets	2.17%	1.64%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	1.95%	1.39%
Portfolio turnover	92%	84%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Cohen & Steers Global Real Estate Fund–8

LVIP Cohen & Steers Global Real Estate Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP Cohen & Steers Global Real Estate Fund (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is total return through a combination of current income and long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITS) are recorded as dividend income on ex dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the expense offset shown as “expense paid indirectly.”

LVIP Cohen & Steers Global Real Estate Fund–9

LVIP Cohen & Steers Global Real Estate Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.95% of the average daily net assets of the Fund.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.85% of average daily net assets. The agreement will continue at least through April 30, 2009, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

LIAC has also contractually agreed to waive the following portion of its advisory fee for the Fund: 0.22% of the first $250 million of average daily net assets of the Fund and 0.32% of the excess over $250 million of average daily net assets of the Fund. The fee waiver will continue at least through April 30, 2009, and renews automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Cohen & Steers Capital Management, Inc. (the “Sub-Advisor”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor at the annual rate of 0.55% for the first $150 million of the Fund’s average daily net assets; 0.45% of the next $100 million, and 0.35% of the excess of the Fund’s average daily net assets over $250 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $2,352 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative support necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $5,168 and $2,022, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$118,157
Fees Payable to DSC	421
Distribution Fees Payable to LFD	10,961

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2008, the Fund made purchases of $105,958,709 and sales of $83,529,842 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $223,290,511. At June 30, 2008, net unrealized depreciation was $35,315,501, of which $577,698 related to unrealized appreciation of investments and $35,893,199 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1—inputs are quoted prices in active markets
Level 2—inputs that are observable, directly or indirectly
Level 3—inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Cohen & Steers Global Real Estate Fund–10

LVIP Cohen & Steers Global Real Estate Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Securities

Level 1	$187,975,010
Level 2	—
Level 3	—

Total	$187,975,010

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2008. The tax character of dividends and distributions paid during the period ended December 31, 2007 was as follows:

4/30/07*
to
12/31/07

Ordinary income	$979,923

*	Date of commencement of operations.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$234,522,529
Undistributed ordinary income	1,486,924
Realized losses (1/1/08—6/30/08)	(14,159,165)
Capital loss carryforwards	(82,035)
Other temporary differences	1,352,181
Unrealized depreciation of investments and foreign currencies	(35,310,646)

Net assets	$187,809,788

The differences between book basis and tax basis components of net assets are primarily attributable to mark-to-market of foreign currency contracts, tax deferral of dividends and distributions, losses on wash sales, REITs, and tax treatment of passive foreign investment companies (PFICs).

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of PFICs and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$(139,828)	$139,828

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2007 will expire as follows: $82,035 expires in 2015.

For the six months ended June 30, 2008, the Fund had realized losses of 14,159,165 which may increase the capital loss carryforwards.

LVIP Cohen & Steers Global Real Estate Fund–11

LVIP Cohen & Steers Global Real Estate Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	4/30/07*
	Ended	to
	6/30/08	12/31/07

Shares sold:
Standard Class	2,378,016	24,746,335
Service Class	3,775,576	4,605,542
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	101,308
Service Class	—	13,996

	6,153,592	29,467,181

Shares repurchased:
Standard Class	(2,323,893)	(6,060,540)
Service Class	(710,395)	(369,505)

	(3,034,288)	(6,430,045)

Net increase	3,119,304	23,037,136

*	Commenced operations on April 30, 2007.

7.	Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as away of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Cohen & Steers Global Real Estate Fund–12

LVIP Delaware Bond Fund

LVIP Delaware Bond Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP Delaware Bond Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Credit Quality Breakdown	2
Statement of Net Assets	3
Statement of Operations	17
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	20

LVIP Delaware Bond Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$1,000.60	0.40%	$1.99
Service Class Shares	1,000.00	999.00	0.75%	3.73

Hypothetical (5%return before expenses)
Standard Class Shares	$1,000.00	$1,022.87	0.40%	$2.01
Service Class Shares	1,000.00	1,021.13	0.75%	3.77

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund

Sector Allocation and Credit Quality Breakdown
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Agency Collateralized Mortgage Obligations	4.73%

Agency Mortgage-Backed Securities	23.22%

Agency Obligations	7.58%

Collateralized Debt Obligation	0.01%

Commercial Mortgage-Backed Securities	5.49%

Convertible Bonds	0.16%

Corporate Bonds	22.39%

Aerospace & Defense	0.13%
Auto Components	0.05%
Automobiles	0.22%
Beverages	0.52%
Biotechnology	0.33%
Capital Markets	1.55%
Chemicals	0.25%
Commercial Banks	1.92%
Commercial Services & Supplies	0.76%
Diversified Financial Services	1.00%
Diversified Telecommunications Services	1.47%
Electric Utilities	1.40%
Energy Equipment & Services	0.08%
Food & Staples Retailing	0.75%
Food Products	0.39%
Gas Utilities	0.45%
Health Care Equipment & Supplies	0.24%
Health Care Providers & Services	1.01%
Hotels, Restaurants & Leisure	0.06%
Household Durables	0.31%
Independent Power Producers & Energy Traders	0.11%
Industrial Conglomerates	0.10%
Insurance	1.12%
IT Services	0.09%
Media	1.38%
Metals & Mining	0.57%
Multi-Utilities & Unregulated Power	0.18%
Office Electronics	0.21%
Oil, Gas & Consumable Fuels	2.11%
Paper & Forest Products	0.33%
Pharmaceuticals	1.05%
Real Estate Investment Trusts	0.38%
Road & Rail	0.72%
Software	0.27%
Textiles, Apparel & Luxury Goods	0.10%
Tobacco	0.23%
Wireless Telecommunication Services	0.55%

Municipal Bonds	2.46%

Non-Agency Asset-Backed Securities	13.76%

Non-Agency Collateralized Mortgage Obligations	14.25%

Regional Agency	0.25%

Regional Authority	0.22%

Senior Secured Loans	0.93%

Sovereign Debt	2.71%

Supranational Banks	1.89%

U.S. Treasury Obligations	2.76%

Convertible Preferred Stock	0.10%

Preferred Stock	0.33%

Warrant	0.00%

Discounted Commercial Paper	3.92%

Total Value of Securities	107.16%

Liabilities Net of Receivables and Other Assets	(7.16%)

Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)

AAA	66.90%
AA	10.42%
A	10.33%
BBB	10.38%
BB	1.27%
B	0.66%
CCC	0.04%

Total	100.00%

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Principal	Value
		Amount°	(U.S. $)

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.73%
	Fannie Mae
	Series 2002-83 GH 5.00% 12/25/17	6,355,000	$6,312,356
	Series 2003-122 AJ 4.50% 2/25/28	1,129,984	1,122,427
	Series 2005-67 EY 5.50% 8/25/25	2,310,000	2,213,330
	Series 2005-110 MB 5.50% 9/25/35	2,711,849	2,765,011
	Fannie Mae Grantor Trust
	Series 2001-T8 A2 9.50% 7/25/41	611,304	668,433
	Fannie Mae Whole Loan
	Series 2004-W9 2A1 6.50% 2/25/44	1,364,629	1,426,348
◆	FHLMC Structured Pass Through Securities
	Series T-58 2A 6.50% 9/25/43	1,049,807	1,099,422
	•Series T-60 1A4C 5.395% 3/25/44	2,420,554	2,431,614
	Freddie Mac
	Series 2557 WE 5.00% 1/15/18	4,000,000	3,984,890
	Series 2662 MA 4.50% 10/15/31	2,167,752	2,167,962
	Series 2694 QG 4.50% 1/15/29	3,885,000	3,870,701
	Series 2717 MH 4.50% 12/15/18	1,875,000	1,815,666
	Series 2872 GC 5.00% 11/15/29	3,005,000	3,015,788
	Series 2890 PC 5.00% 7/15/30	3,780,000	3,789,439
	Series 2915 KP 5.00% 11/15/29	2,920,000	2,932,988
	Series 3005 ED 5.00% 7/15/25	4,085,000	3,945,592
	Series 3022 MB 5.00% 12/15/28	5,770,000	5,842,470
	Series 3063 PC 5.00% 2/15/29	3,900,000	3,953,214
	Series 3113 QA 5.00% 11/15/25	4,033,692	4,083,154
	Series 3131 MC 5.50% 4/15/33	2,580,000	2,612,520
	Series 3173 PE 6.00% 4/15/35	7,180,000	7,362,828
	Series 3337 PB 5.50% 7/15/30	3,000,000	3,036,656
	Series 3416 GK 4.00% 7/15/22	3,796,923	3,659,994
	Government National Mortgage Association
	Series 2002-61 BA 4.648% 3/16/26	79,682	80,190
	Series 2003-5 B 4.486% 10/16/25	3,580,000	3,574,413

	Total Agency Collateralized Mortgage Obligations (Cost $77,067,798)		77,767,406

	AGENCY MORTGAGE-BACKED SECURITIES–23.22%
	Fannie Mae 6.50% 8/1/17	1,000,139	1,040,416
•	Fannie Mae ARM
	5.129% 11/1/35	2,917,114	2,945,062
	5.226% 3/1/38	1,881,541	1,899,578
	5.244% 3/1/38	5,962,350	6,023,535
	5.394% 4/1/36	3,435,045	3,488,275
	5.87% 9/1/37	5,417,855	5,559,852
	Fannie Mae Relocation 15 yr
	4.00% 9/1/20	4,220,928	3,956,524
	Fannie Mae Relocation 30 yr
	4.00% 3/1/35	2,758,370	2,513,526
	5.00% 1/1/34	995,675	963,181
	5.00% 10/1/35	2,831,346	2,736,571
	5.00% 2/1/36	4,299,148	4,152,774
	Fannie Mae S.F. 15 yr
	4.50% 6/1/23	7,389,261	7,147,725
	5.50% 12/1/22	999,901	1,007,802
	5.50% 2/1/23	3,999,997	4,031,605
	5.50% 6/1/23	7,820,000	7,880,683
	6.00% 8/1/21	20,745,001	21,292,150
	Fannie Mae S.F. 15 yr TBA
	5.00% 7/1/23	18,500,000	18,291,875
	Fannie Mae S.F. 30 yr
	5.50% 3/1/29	2,075,572	2,061,262
	5.50% 4/1/29	3,626,409	3,601,406
	5.50% 9/1/36	5,266,023	5,211,615
	5.50% 6/1/37	51,660,716	50,986,828
	5.50% 12/1/37	1,212,075	1,196,264
	6.00% 12/1/37	24,177,862	24,421,588
	6.50% 6/1/36	4,049,952	4,175,169
	6.50% 9/1/36	11,447,509	11,801,443
	6.50% 10/1/36	3,842,554	3,961,358
	6.50% 3/1/37	3,375,611	3,479,978
	6.50% 7/1/37	11,618,762	11,976,773
	6.50% 8/1/37	7,947,549	8,191,583
	6.50% 11/1/37	12,260,449	12,636,912
	6.50% 12/1/37	12,498,587	12,882,362
	7.00% 12/1/37	2,718,931	2,853,079
	7.50% 4/1/32	29,530	31,731
	7.50% 11/1/34	59,977	64,264

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	AGENCY MORTGAGE-BACKED SECURITIES (continued)
	Fannie Mae S.F. 30 yr TBA
	5.50% 7/1/38	28,895,000	$28,479,634
•	Freddie Mac ARM
	5.512% 8/1/36	4,682,219	4,767,210
	5.675% 7/1/36	2,261,647	2,306,889
	5.824% 10/1/36	6,368,367	6,456,661
	6.937% 4/1/34	343,365	345,716
	Freddie Mac Balloon 7 yr
	3.50% 10/1/10	266,254	263,704
	Freddie Mac Relocation 30 yr
	5.00% 9/1/33	2,373,197	2,297,315
	Freddie Mac S.F. 15 yr
	4.00% 2/1/14	1,147,614	1,129,224
	5.00% 6/1/18	2,221,732	2,216,965
	Freddie Mac S.F. 30 yr
	6.00% 6/1/37	5,872,813	5,940,603
	Freddie Mac S.F. 30 yr TBA
	5.00% 7/1/38	68,060,000	65,498,814
	Government National Mortgage Association S.F. 30 yr TBA
	5.50% 7/1/38	2,315,000	2,303,425
	6.00% 7/1/38	2,315,000	2,349,725
	Government National Mortgage Association I S.F. 30 yr
	7.00% 12/15/34	3,084,385	3,290,686

	Total Agency Mortgage-Backed Securities (Cost $381,389,688)		382,111,320

	AGENCY OBLIGATIONS–7.58%
	Fannie Mae
	2.50% 4/9/10	9,600,000	9,504,115
	3.25% 4/9/13	475,000	457,577
	5.00% 2/16/12	4,200,000	4,359,873
	ˆ5.329% 10/9/19	7,605,000	4,195,450
	6.25% 2/1/11	2,635,000	2,764,560
	Federal Home Loan Bank System
	3.75% 1/8/10	51,280,000	51,870,797
	Freddie Mac
	4.125% 10/18/10	3,950,000	4,021,459
	¥4.75% 1/18/11	18,660,000	19,271,395
	4.75% 3/5/12	19,715,000	20,292,137
	5.00% 12/14/18	4,415,000	4,134,127
	Tennessee Valley Authority
	4.875% 1/15/48	4,200,000	3,933,296

	Total Agency Obligations (Cost $125,726,979)		124,804,786

	COLLATERALIZED DEBT OBLIGATION–0.01%
@=#	Travelers Funding CBO
	Series 1A A2 144A 6.35% 2/18/14	116,610	116,587

	Total Collateralized Debt Obligation (Cost $116,610)		116,587

	COMMERCIAL MORTGAGE-BACKED SECURITIES–5.49%
•#	Asset Securitization
	Series 1996-MD6 B1 144A 9.121% 11/13/29	100,000	109,950
	Bank of America Commercial Mortgage Securities
	•Series 2004-3 A5 5.493% 6/10/39	3,940,000	3,944,441
	•Series 2006-3 A4 5.889% 7/10/44	4,805,000	4,708,164
	Series 2006-4 A4 5.634% 7/10/46	5,307,000	5,111,594
	•Series 2007-3 A4 5.838% 6/10/49	3,520,000	3,327,513
	Bear Stearns Commercial Mortgage Securities
	#Series 2004-ESA E 144A 5.064% 5/14/16	3,280,000	3,324,416
	•Series 2005-T20 A4A 5.302% 10/12/42	500,000	480,129
	•Series 2006-PW12 A4 5.902% 9/11/38	2,305,000	2,247,730
	Series 2006-PW14 A4 5.201% 12/11/38	3,900,000	3,637,838
	•Series 2007-PW16 A4 5.902% 6/11/40	5,690,000	5,412,824
	•Series 2007-T28 A4 5.742% 9/11/42	4,730,000	4,470,652
◆	Commercial Mortgage Pass Through Certificates
	#Series 2001-J1A A2 144A 6.457% 2/14/34	2,105,076	2,154,871
	Series 2006-C7 A2 5.69% 6/10/46	2,145,000	2,144,655
•	#Credit Suisse First Boston Mortgage Securities
	Series 2001-SPGA A2 144A 6.515% 8/13/18	712,000	733,200
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1 AAB 5.681% 2/15/39	1,170,000	1,140,618
	#Crown Castle Towers 144A
	Series 2005-1A C 5.074% 6/15/35	1,685,000	1,609,664
	Series 2006-1A B 5.362% 11/15/36	1,550,000	1,479,088
•	DLJ Commercial Mortgage
	Series 1999-CG3 A3 7.73% 10/10/32	560,000	578,668
	First Union National Bank Commercial Mortgage
	Series 2000-C2 H 6.75% 10/15/32	40,000	33,432

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
	General Electric Capital Commercial Mortgage
	Series 2002-1A A3 6.269% 12/10/35	1,605,000	$1,641,123
	Goldman Sachs Mortgage Securities II
	Series 2005-GG4 A4 4.761% 7/10/39	2,585,000	2,425,378
•#@	Series 2006-RR3 A1S 144A
	5.76% 7/18/56	4,090,000	2,680,422
	Greenwich Capital Commercial Funding
	•Series 2004-GG1 A7 5.317% 6/10/36	2,290,000	2,250,525
	Series 2007-GG9 A4 5.444% 3/10/39	6,930,000	6,457,324
	JPMorgan Chase Commercial Mortgage Securities
	Series 2002-C1 A3 5.376% 7/12/37	3,230,000	3,256,338
	Series 2003-C1 A2 4.985% 1/12/37	3,640,000	3,539,749
	Series 2006-LDP9 A2 5.134% 5/15/47	1,700,000	1,576,645
	Lehman Brothers-UBS Commercial Mortgage Trust
	Series 2002-C1 A4 6.462% 3/15/31	3,305,000	3,426,868
#	Merrill Lynch Mortgage Trust
	Series 2002-MW1 J 144A 5.695% 7/12/34	749,500	553,608
•	Morgan Stanley Capital I
	#Series 1999-FNV1 G 144A 6.12% 3/15/31	1,145,000	1,127,572
	#Series 2004-RR FX 144A 1.456% 4/28/39	335,672	9,060
	Series 2007-IQ14 A4 5.692% 4/15/49	2,560,000	2,414,064
	Series 2007-T27 A4 5.803% 6/13/42	460,000	436,025
•#	Morgan Stanley Dean Witter Capital I
	Series 2001-TOP1 E 144A 7.579% 2/15/33	595,000	533,304
@•#	STRIPs III
	Series 2003-1A AFIX 144A 3.308% 3/24/18	1,237,799	1,213,043
#	Tower 144A
	Series 2004-2A A 4.232% 12/15/14	2,590,000	2,566,690
	Series 2006-1 B 5.588% 2/15/36	1,195,000	1,155,816
	Series 2006-1 C 5.707% 2/15/36	1,900,000	1,821,701
	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28 A2 5.50% 10/15/48	4,610,000	4,562,635

	Total Commercial Mortgage- Backed Securities (Cost $94,573,855)		90,297,337

	CONVERTIBLE BONDS–0.16%
	ION Media Networks 11.00% 7/31/13	18,443	5,256
•	Wyeth 3.581% 1/15/24 exercise price $60.09, expiration date 1/14/24	2,510,000	2,575,762

	Total Convertible Bonds (Cost $2,632,177)		2,581,018

	CORPORATE BONDS–22.39%
	Aerospace & Defense–0.13%
	Lockheed Martin
	4.121% 3/14/13	2,230,000	2,167,696

			2,167,696

	Auto Components–0.05%
	Lear 8.75% 12/1/16	1,000,000	785,000

			785,000

	Automobiles–0.22%
•	DaimlerChrysler North America
	3.234% 8/3/09	3,560,000	3,531,548

			3,531,548

	Beverages–0.52%
	Diageo Capital
	5.75% 10/23/17	3,015,000	2,981,063
	#Dr Pepper Snapple 144A
	6.82% 5/1/18	5,565,000	5,597,873

			8,578,936

	Biotechnology–0.33%
	Amgen
	5.85% 6/1/17	3,060,000	3,019,158
	6.15% 6/1/18	2,410,000	2,426,636

			5,445,794

	Capital Markets–1.55%
	AMVESCAP
	4.50% 12/15/09	1,185,000	1,174,367
	Bank of New York Mellon
	4.50% 4/1/13	6,955,000	6,786,938
	Capmark Financial Group 6.30% 5/10/17	2,210,000	1,430,708
	Goldman Sachs Group
	6.15% 4/1/18	4,505,000	4,378,441
	6.75% 10/1/37	1,260,000	1,156,054
	Jefferies Group
	6.45% 6/8/27	2,832,000	2,211,764

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)
	Capital Markets (continued)
	Lazard Group
	6.85% 6/15/17	1,055,000	$931,991
	Lehman Brothers Holdings
	5.625% 1/24/13	2,715,000	2,572,286
	6.875% 7/17/37	2,815,000	2,430,060
	Merrill Lynch
	6.875% 4/25/18	2,585,000	2,464,498

			25,537,107

	Chemicals–0.25%
	Lubrizol
	4.625% 10/1/09	1,673,000	1,665,649
	Rohm & Haas
	5.60% 3/15/13	2,495,000	2,502,425

			4,168,074

	Commercial Banks–1.92%
	American Express Centurion Bank
	5.55% 10/17/12	2,360,000	2,336,792
#	CoBank ACB 144A
	7.875% 4/16/18	1,660,000	1,651,142
	Korea Development Bank
	5.30% 1/17/13	2,610,000	2,593,241
#	National Australia Bank 144A
	5.35% 6/12/13	7,370,000	7,366,257
	PNC Bank
	6.875% 4/1/18	3,470,000	3,448,260
•@	Popular North America
	3.128% 4/6/09	2,027,000	1,982,935
	Silicon Valley Bank
	5.70% 6/1/12	2,150,000	2,002,129
	6.05% 6/1/17	1,055,000	900,644
	U.S. Bank North America
	4.80% 4/15/15	1,840,000	1,776,842
	4.95% 10/30/14	1,205,000	1,189,609
•	USB Capital IX
	6.189% 4/15/49	1,230,000	935,352
	Wells Fargo
	5.625% 12/11/17	1,170,000	1,134,063
•	Wells Fargo Capital XIII
	7.70% 12/29/49	4,255,000	4,233,793

			31,551,059

	Commercial Services & Supplies–0.76%
	Allied Waste North America
	7.875% 4/15/13	545,000	557,263
	Aramark
	8.50% 2/1/15	2,055,000	2,024,175
	International Lease Finance
	5.35% 3/1/12	2,316,000	2,073,800
	5.875% 5/1/13	1,486,000	1,327,126
	International Lease Finance
	6.375% 3/25/13	3,760,000	3,435,398
	6.625% 11/15/13	3,450,000	3,103,172

			12,520,934

	Diversified Financial Services–1.00%
	Bank of America
	4.90% 5/1/13	3,780,000	3,651,772
	5.65% 5/1/18	2,580,000	2,413,084
	•8.00% 12/29/49	1,145,000	1,074,457
	Citigroup
	6.125% 5/15/18	1,665,000	1,596,240
•#	ILFC E-Capital Trust II 144A
	6.25% 12/21/65	1,550,000	1,295,561
	JPMorgan Chase
	6.40% 5/15/38	1,025,000	953,744
	JPMorgan Chase Capital XXV
	6.80% 10/1/37	3,859,000	3,474,038
•#	USB Realty 144A
	6.091% 12/22/49	2,800,000	2,045,638

			16,504,534

	Diversified Telecommunications Services–1.47%
	AT&T
	5.60% 5/15/18	4,330,000	4,232,588
	Citizens Communications
	7.125% 3/15/19	1,520,000	1,368,000
	France Telecom
	9.00% 3/1/11	2,846,000	3,015,849
	Intelsat Jackson Holdings
	11.25% 6/15/16	725,000	737,688
	Lucent Technologies
	6.45% 3/15/29	1,900,000	1,463,000
	Telecom Italia Capital
	4.00% 1/15/10	3,764,000	3,714,756
	7.721% 6/4/38	2,010,000	2,048,445
	Telefonica Emisiones
	5.984% 6/20/11	1,345,000	1,365,810
	Verizon Communications
	5.55% 2/15/16	5,145,000	5,019,121
	Windstream
	8.125% 8/1/13	1,215,000	1,218,038

			24,183,295

	Electric Utilities–1.40%
	Baltimore Gas & Electric
	6.125% 7/1/13	1,915,000	1,940,738
	Columbus Southern Power
	6.05% 5/1/18	1,380,000	1,374,512
	Commonwealth Edison
	6.15% 9/15/17	2,315,000	2,312,650
	Connecticut Light & Power
	5.65% 5/1/18	1,685,000	1,665,742
	Detroit Edison
	5.60% 6/15/18	1,670,000	1,658,267

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)
	Electric Utilities (continued)
	Florida Power
	6.40% 6/15/38	3,030,000	$3,087,761
	Illinois Power
	6.125% 11/15/17	1,660,000	1,588,333
#	Korea Southern Power 144A
	5.375% 4/18/13	1,750,000	1,724,055
	Peco Energy
	5.35% 3/1/18	1,190,000	1,166,808
#	Power Contract Financing 144A
	6.256% 2/1/10	2,222,644	2,249,284
	Public Service Electric & Gas
	5.30% 5/1/18	1,925,000	1,902,666
	Union Electric
	6.70% 2/1/19	1,230,000	1,248,238
#	West Penn Power 144A
	5.95% 12/15/17	1,095,000	1,098,644

			23,017,698

	Energy Equipment & Services–0.08%
	Weatherford International
	6.00% 3/15/18	1,400,000	1,384,201

			1,384,201

	Food & Staples Retailing–0.75%
	CVS Caremark
	4.875% 9/15/14	3,032,000	2,946,858
	5.75% 6/1/17	3,159,000	3,112,383
	Kroger
	4.95% 1/15/15	909,000	866,846
	6.75% 4/15/12	1,996,000	2,103,718
	Wal-Mart Stores
	6.20% 4/15/38	3,424,000	3,375,551

			12,405,356

	Food Products–0.39%
	Kellogg
	5.125% 12/3/12	935,000	948,226
	Kraft Foods
	6.125% 2/1/18	5,520,000	5,375,447

			6,323,673

	Gas Utilities–0.45%
	CenterPoint Energy Resources
	6.00% 5/15/18	2,470,000	2,371,654
	Southern Union
	6.15% 8/16/08	5,001,000	5,001,889

			7,373,543

	Health Care Equipment & Supplies–0.24%
	Covidien International Finance
	6.00% 10/15/17	914,000	926,688
	6.55% 10/15/37	2,900,000	2,934,510

			3,861,198

	Health Care Providers & Services–1.01%
	HCA PIK
	9.625% 11/15/16	1,525,000	1,574,563
	Quest Diagnostic
	5.45% 11/1/15	4,065,000	3,852,112
	UnitedHealth Group
	5.50% 11/15/12	4,000,000	3,929,095
	5.80% 3/15/36	2,065,000	1,714,485
	WellPoint
	5.00% 1/15/11	3,105,000	3,070,392
	5.00% 12/15/14	2,552,000	2,397,895

			16,538,542

	Hotels, Restaurants & Leisure–0.06%
	MGM MIRAGE
	7.50% 6/1/16	1,220,000	1,009,550

			1,009,550

	Household Durables–0.31%
	Centex
	4.875% 8/15/08	5,095,000	5,091,891

			5,091,891

	Independent Power Producers & Energy Traders–0.11%
	NRG Energy
	7.375% 2/1/16	1,910,000	1,802,563

			1,802,563

	Industrial Conglomerates–0.10%
	Textron
	6.50% 6/1/12	1,610,000	1,686,510

			1,686,510

	Insurance–1.12%
	Berkshire Hathaway Finance
	4.85% 1/15/15	2,071,000	2,042,694
#	Berkshire Hathaway Finance
	144A 5.40% 5/15/18	2,260,000	2,263,051
•	Hartford Financial Services Group
	8.125% 6/15/38	4,530,000	4,416,216
•#	MetLife Capital Trust X 144A
	9.25% 4/8/38	4,000,000	4,318,672
@	Montpelier Re Holdings
	6.125% 8/15/13	916,000	893,320
#	Mutual of Omaha Insurance 144A
	6.80% 6/15/36	1,585,000	1,517,298
@•◆#	Twin Reefs Pass Through Trust 144A
	3.449% 12/31/49	3,200,000	117,600
	Unitrin 6.00% 5/15/17	3,227,000	2,908,059

			18,476,910

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	CORPORATE BONDS (continued)
	IT Services–0.09%
	Sungard Data Systems
	9.125% 8/15/13	1,528,000	$1,550,920

			1,550,920

	Media–1.38%
	Comcast
	3.01% 7/14/09	1,627,000	1,614,433
	5.875% 2/15/18	3,550,000	3,421,575
	6.30% 11/15/17	2,821,000	2,800,494
	News America
	6.65% 11/15/37	980,000	959,941
	Thomson Reuters
	5.95% 7/15/13	2,500,000	2,512,750
	6.50% 7/15/18	3,360,000	3,354,264
	Time Warner Cable
	7.30% 7/1/38	2,480,000	2,472,198
	Viacom
	5.75% 4/30/11	2,106,000	2,112,272
#	Vivendi 144A
	6.625% 4/4/18	3,520,000	3,500,092

			22,748,019

	Metals & Mining–0.57%
#	ArcelorMittal 144A
	6.125% 6/1/18	5,140,000	5,032,286
◆	Newmont Gold Pass Through Trusts 1994
	8.91% 1/5/09	117,154	119,731
	Rio Tinto Finance USA
	6.50% 7/15/18	4,125,000	4,145,068

			9,297,085

	Multi-Utilities & Unregulated Power–0.18%
	Dominion Resource
	6.40% 6/15/18	2,980,000	3,011,961

			3,011,961

	Office Electronics–0.21%
	Xerox
	5.50% 5/15/12	1,257,000	1,243,538
	6.35% 5/15/18	2,155,000	2,131,049

			3,374,587

	Oil, Gas & Consumable Fuels–2.11%
	ConocoPhillips
	5.20% 5/15/18	1,620,000	1,599,588
#	Enbridge Energy Partners 144A
	6.50% 4/15/18	3,740,000	3,762,907
	EnCana Holdings Finance
	5.80% 5/1/14	1,145,000	1,158,820
	Enterprise Products Operating
	5.60% 10/15/14	1,768,000	1,734,191
	6.50% 1/31/19	2,588,000	2,606,649
	Kinder Morgan Energy Partners
	5.125% 11/15/14	1,469,000	1,383,700
	6.95% 1/15/38	3,325,000	3,310,410
#	Lukoil International Finance 144A
	6.356% 6/7/17	465,000	438,844
	Petro-Canada
	6.05% 5/15/18	4,185,000	4,131,833
#	Plains All American Pipeline 144A
	6.50% 5/1/18	3,557,000	3,550,096
#	Ras Laffan Liquefied Natural Gas III 144A
	5.832% 9/30/16	2,720,000	2,645,589
	Suncor Energy
	6.10% 6/1/18	4,245,000	4,265,706
	6.50% 6/15/38	1,069,000	1,040,396
	Valero Energy
	6.125% 6/15/17	1,760,000	1,702,654
	6.625% 6/15/37	1,420,000	1,305,893

			34,637,276

	Paper & Forest Products–0.33%
	International Paper
	7.95% 6/15/18	2,280,000	2,271,158
#	Nine Dragons Paper Holdings 144A
	7.875% 4/29/13	3,270,000	3,213,691

			5,484,849

	Pharmaceuticals–1.05%
	AstraZeneca
	5.90% 9/15/17	2,085,000	2,140,903
	GlaxoSmithKline Capital
	5.65% 5/15/18	4,800,000	4,790,626
	Schering-Plough
	6.00% 9/15/17	3,190,000	3,155,749
	Wyeth
	5.50% 2/1/14	7,183,000	7,249,687

			17,336,965

	Real Estate Investment Trusts–0.38%
	iStar Financial
	5.15% 3/1/12	1,511,000	1,247,565
	5.875% 3/15/16	2,587,000	2,041,067
	8.625% 6/1/13	1,035,000	947,939
	Regency Centers
	5.875% 6/15/17	2,166,000	2,008,112

			6,244,683

	Road & Rail–0.72%
	Burlington North Santa Fe
	5.65% 5/1/17	1,840,000	1,801,726
	5.75% 3/15/18	3,485,000	3,412,505
	Hertz
	8.875% 1/1/14	940,000	864,800
#	Norfolk Southern 144A
	5.75% 4/1/18	1,395,000	1,375,470

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)

	CORPORATE BONDS (continued)
	Road & Rail (continued)
	Red Arrow International Leasing
	8.375% 6/30/12	RUB	102,567,488	$4,378,311

				11,832,812

	Software–0.27%
	Oracle
	5.75% 4/15/18		4,395,000	4,399,377

				4,399,377

	Textiles, Apparel & Luxury Goods–0.10%
	VF
	5.95% 11/1/17		1,655,000	1,642,588

				1,642,588

	Tobacco–0.23%
	Philip Morris International
	5.65% 5/16/18		3,920,000	3,817,186

				3,817,186

	Wireless Telecommunication Services–0.55%
	AT&T Wireless
	8.125% 5/1/12		6,962,000	7,631,758
	MetroPCS Wireless
	9.25% 11/1/14		1,510,000	1,460,925

				9,092,683

	Total Corporate Bonds (Cost $380,777,060)			368,416,603

	MUNICIPAL BONDS–2.46%
§	California State
	5.00% 2/1/33-14		5,000	5,420
	California State University Systemwide Revenue
	5.00% 11/1/30 (AMBAC)		2,090,000	2,099,468
	Massachusetts Bay Transportation Authority
	5.00% 7/1/19		1,075,000	1,154,077
	Massachusetts Health & Education Facilities Authority Revenue (Harvard) Series A
	5.00% 7/15/36		1,200,000	1,219,188
	Mississippi Single Family Mortgage Taxable Revenue
	Series G Class 3 6.93% 11/1/23 (GNMA) (FNMA)		42,175	43,363
	New Jersey Economic Development Authority Revenue (Cigarette Tax)
	5.75% 6/15/29		2,060,000	2,023,044
	New York State Urban Development
	Series A-1
	5.25% 3/15/34 (FGIC)		2,185,000	2,242,422
	New York Tobacco Settlement Finance Authority Revenue
	Series B 5.00% 6/1/10		5,330,000	5,518,361
	North Texas Tollway Authority
	5.50% 1/1/18		860,000	915,633
	6.00% 1/1/19		430,000	470,721
	6.00% 1/1/20		2,150,000	2,333,073
	Oregon State Taxable Pension
	5.892% 6/1/27		2,915,000	2,960,853
	Portland, Oregon Sewer System Revenue (First Lien)
	Series A 5.00% 6/15/18		3,970,000	4,275,134
	Sales Tax Asset Receivables
	Series B 4.66% 10/15/14 (FGIC)		400,000	385,928
	Texas Transportation Community Mobility
	5.00% 4/1/19		3,385,000	3,619,242
	Triborough, New York Bridge & Tunnel Authority Revenue
	Series A 5.00% 11/15/18		2,800,000	3,029,544
	5.00% 11/15/19		2,800,000	2,990,148
	University of Texas Financing Authority Refunding
	5.25% 8/15/18		1,075,000	1,181,318
	West Virginia Economic Development Authority Revenue
	5.37% 7/1/20 (MBIA)		690,000	685,122
	West Virginia Tobacco Settlement Finance Authority Revenue
	7.467% 6/1/47		3,655,000	3,356,825

	Total Municipal Bonds (Cost $40,864,588)			40,508,884

	NON-AGENCY ASSET-BACKED SECURITIES–13.76%
•	Bank Credit Card Trust
	Series 2006-A10 A10 2.451% 2/15/12		35,380,000	35,182,229
	Series 2008-A5 A5 3.671% 12/16/13		7,000,000	7,103,911
	Series 2008-A7 A7 3.183% 12/15/14		2,005,000	1,997,321
#	Cabela’s Master Credit Card Trust
	Series 2008-1A A1 144A 4.31% 12/16/13		3,495,000	3,441,063
	Capital Auto Receivables Asset Trust
	Series 2007-3 A3A 5.02% 9/15/11		4,605,000	4,674,554
	Capital One Multi-Asset Execution Trust
	Series 2007-A7 A7 5.75% 7/15/20		3,000,000	2,942,521
	Caterpillar Financial Asset Trust
	Series 2007-A A3A 5.34% 6/25/12		1,200,000	1,216,652
	Series 2008-A A3 4.94% 4/25/14		1,980,000	1,984,044

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	NON-AGENCY ASSET-BACKED SECURITIES (continued)
#@	Cendant Timeshare Receivables Funding
	Series 2004-1A A1 144A 3.67% 5/20/16	222,300	$208,073
	Chase Issuance Trust
	•Series 2007-A11 A11 2.471% 7/16/12	36,500,000	36,064,264
	Series 2008-A9 A9 4.26% 5/15/13	3,110,000	3,089,765
	Citibank Credit Card Issuance Trust
	Series 2007-A3 A3 6.15% 6/15/39	8,330,000	8,134,808
	•Series 2007-A6 A6 2.70% 7/12/12	56,000,000	55,274,941
	Citicorp Residential Mortgage Securities
	Series 2006-3 A5 5.948% 11/25/36	4,700,000	4,136,135
	CNH Equipment Trust
	Series 2007-B A3A 5.40% 10/17/11	1,650,000	1,671,673
	Series 2008-A3 4.12% 5/15/12	1,215,000	1,211,373
	Series 2008-A3 A4A 4.93% 8/15/14	2,020,000	1,994,647
	Series 2008-B A3A 4.78% 7/16/12	2,000,000	2,001,860
#	Countrywide Asset-Backed NIM Certificates
	Series 2004-BC1 Note 144A 5.50% 4/25/35	877	4
	DaimlerChrysler Auto Trust
	Series 2008-B A3A 4.71% 9/10/12	2,765,000	2,775,661
	Discover Card Master Trust
	Series 2007-A1 A1 5.65% 3/16/20	5,360,000	5,212,233
	Series 2008-A4 A4 5.65% 12/15/15	5,600,000	5,628,000
#	Dunkin Securitization
	Series 2006-1 A2 144A 5.779% 6/20/31	5,371,000	4,945,461
	Ford Credit Auto Owner Trust
	Series 2007-B A3A 5.15% 11/15/11	2,150,000	2,186,500
@•	GMAC Mortgage Loan Trust
	Series 2006-HE3 A2 5.75% 10/25/36	1,120,000	823,387
#	Harley-Davidson Motorcycle Trust
	Series 2006-1 A2 144A 5.04% 10/15/12	1,610,444	1,629,146
	Hyundai Auto Receivables Trust
	Series 2007-A A3A 5.04% 1/17/12	1,200,000	1,221,494
	Series 2008-A A3 4.93% 12/17/12	2,000,000	2,014,800
	John Deere Owner Trust
	Series 2008-A A3 4.18% 6/15/12	2,405,000	2,403,338
•#@	MASTR Specialized Loan Trust
	Series 2005-2 A2 144A 5.006% 7/25/35	1,395,697	1,249,149
•	MBNA Credit Card Master Note Trust
	Series 2005-A4 2.511% 11/15/12	1,925,000	1,903,094
	Mid-State Trust
	Series 11 A1 4.864% 7/15/38	741,009	672,393
	Series 2004-1 A 6.005% 8/15/37	443,970	432,786
	Series 2005-1 A 5.745% 1/15/40	457,635	417,163
	#Series 2006-1 A 144A 5.787% 10/15/40	1,646,233	1,554,683
@	Renaissance Home Equity Loan Trust
	Series 2006-1 AF3 5.608% 5/25/36	2,410,000	2,354,334
	Series 2006-2 AF3 5.797% 8/25/36	1,780,000	1,669,872
	Series 2007-2 AF2 5.675% 6/25/37	1,565,000	1,416,709
•	Residential Asset Securities
	Series 2003-KS9 AI6 4.71% 11/25/33	2,526,697	1,901,722
	RSB Bondco
	Series 2007-A A2 5.72% 4/1/18	2,835,000	2,880,393
@#	Sail NIM Series 2003-10A A 144A
	7.50% 10/27/33	65,901	7
@#	Sierra Receivables Funding
	Series 2003-2A A1 144A 3.03% 12/15/15	218,488	209,951
	Structured Asset Securities
	@Series 2001-SB1 A2 3.375% 8/25/31	1,454,686	1,288,405
	Series 2005-2XS 1A2A 4.51% 2/25/35	5,451,264	5,098,533
	World Omni Auto Receivables Trust
	Series 2008-A A3A 3.94% 10/15/12	2,250,000	2,243,011

	Total Non-Agency Asset- Backed Securities (Cost $230,217,591)		226,462,063

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–14.25%
•	ARM Trust
	Series 2005-10 3A11 5.417% 1/25/36	4,008,140	3,785,342

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	Bank of America Alternative Loan Trust
	Series 2003-10 2A1 6.00% 12/25/33	1,824,314	$1,694,331
	Series 2004-2 1A1 6.00% 3/25/34	1,804,032	1,675,494
	Series 2004-10 1CB1 6.00% 11/25/34	978,743	909,008
	Series 2004-11 1CB1 6.00% 12/25/34	3,327,214	3,090,150
	Series 2005-9 5A1 5.50% 10/25/20	2,629,890	2,629,070
	Bank of America Funding Securities
	Series 2005-8 1A1 5.50% 1/25/36	1,799,412	1,759,488
	•@Series 2006-F 1A2 5.179% 7/20/36	3,234,635	2,965,281
	Bank of America Mortgage Securities
	•Series 2003-D 1A2 5.372% 5/25/33	6,914	6,896
	•Series 2004-L 4A1 5.152% 1/25/35	1,865,167	1,742,738
	Series 2005-9 2A1 4.75% 10/25/20	4,514,975	4,396,457
•	Bear Stearns Alternative A Trust
	Series 2006-R1 2E13 5.10% 8/25/36	875,000	846,028
•	Bear Stearns ARM Trust
	Series 2007-3 1A1 5.474% 5/25/47	4,379,915	4,144,901
	Bear Stearns Asset-Backed Securities
	Series 2005-AC8 A5 5.50% 11/25/35	3,304,510	2,850,010
	Chase Mortgage Finance
	Series 2003-S8 A2 5.00% 9/25/18	2,387,036	2,306,473
	Citicorp Mortgage Securities
	Series 2006-3 1A4 6.00% 6/25/36	1,855,000	1,656,890
	Citigroup Mortgage Loan Trust
	Series 2007-AR5 1AB 5.612% 4/25/37	3,878,474	3,065,000
	Countrywide Alternative Loan Trust
	Series 2004-28CB 6A1 6.00% 1/25/35	1,318,707	1,198,375
	•Series 2004-J7 1A2 4.673% 8/25/34	195,446	191,571
	Series 2004-J8 1A1 7.00% 9/25/34	1,410,587	1,336,531
	Series 2005-57CB 4A3 5.50% 12/25/35	3,432,473	3,270,948
	Countrywide Alternative Loan Trust
•	@Series 2005-63 3A1 5.889% 11/25/35	3,717,294	3,037,441
	Series 2005-85CB 2A2 5.50% 2/25/36	3,968,032	3,781,355
	Series 2006-2CB A3 5.50% 3/25/36	3,486,711	3,325,239
◆	Countrywide Home Loan Mortgage Pass Through Trust
•	@Series 2004-HYB4 M 4.595% 9/20/34	1,054,498	847,012
	Series 2005-23 A1 5.50% 11/25/35	6,159,963	5,979,014
	Series 2006-1 A2 6.00% 3/25/36	2,773,630	2,659,218
	Series 2006-1 A3 6.00% 3/25/36	411,998	401,183
	•Series 2006-HYB1 3A1 5.273% 3/20/36	2,397,242	1,882,450
•	@Series 2006-HYB3 3A1A 6.095% 5/25/36	3,504,234	2,993,622
	•Series 2007-HYB2 3A1 5.454% 2/25/47	8,845,722	6,560,030
	Credit Suisse First Boston Mortgage Securities
	Series 2004-1 3A1 7.00% 2/25/34	220,969	204,949
	First Horizon Asset Securities
	Series 2003-5 1A17 8.00% 7/25/33	607,895	617,636
	•Series 2004-AR5 4A1 5.70% 10/25/34	1,594,124	1,492,228
	•Series 2007-AR2 1A1 5.85% 8/25/37	874,996	824,430
	•Series 2007-AR3 2A2 6.309% 11/25/37	7,166,923	6,697,244
•	GMAC Mortgage Loan Trust
	Series 2005-AR2 4A 5.182% 5/25/35	3,706,720	3,458,271
#	GSMPS Mortgage Loan Trust 144A
	•Series 1998-3 A 7.75% 9/19/27	495,641	492,063
	•Series 1999-3 A 8.00% 8/19/29	854,555	922,629
	Series 2005-RP1 1A3 8.00% 1/25/35	2,172,426	2,161,940
	Series 2005-RP1 1A4 8.50% 1/25/35	1,850,235	1,870,986
	Series 2006-RP1 1A3 8.00% 1/25/36	1,130,889	1,225,430
	Series 2006-RP1 1A4 8.50% 1/25/36	820,621	872,680
	GSR Mortgage Loan Trust
•	Series 2005-AR6 3A1 4.56% 9/25/35	14,617,242	13,989,931

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	GSR Mortgage Loan Trust
	Series 2006-1F 5A2 6.00% 2/25/36	1,237,068	$1,223,151
•	JPMorgan Mortgage Trust
	Series 2005-A1 4A1 4.778% 2/25/35	3,938,452	3,728,958
	Series 2005-A4 1A1 5.398% 7/25/35	2,230,759	2,118,797
	Series 2005-A6 1A2 5.138% 9/25/35	4,865,000	4,486,634
	Series 2006-A2 3A3 5.673% 4/25/36	3,729,000	3,082,951
	@Series 2007-A1 B1 4.814% 7/25/35	444,786	333,654
	Lehman Mortgage Trust
	Series 2005-2 2A3 5.50% 12/25/35	2,295,527	2,204,804
	Series 2006-1 1A3 5.50% 2/25/36	1,324,826	1,269,509
	MASTR Alternative Loans Trust
	Series 2003-2 6A1 6.00% 3/25/33	255,519	237,313
	Series 2003-6 3A1 8.00% 9/25/33	278,351	290,452
	Series 2003-9 1A1 5.50% 12/25/18	1,642,501	1,624,537
•	MASTR ARM Trust
	Series 2003-6 1A2 6.70% 12/25/33	315,723	308,901
	Series 2005-6 7A1 5.33% 6/25/35	1,351,868	1,275,673
	Series 2006-2 4A1 4.98% 2/25/36	2,139,483	1,973,840
#	MASTR Reperforming Loan Trust 144A
	Series 2005-1 1A5 8.00% 8/25/34	1,872,100	1,907,274
	Series 2005-2 1A4 8.00% 5/25/35	2,329,943	2,388,354
•	Merrill Lynch Mortgage Investors
	Series 2005-A2 A3 4.49% 2/25/35	655,253	607,353
	Residential Asset Mortgage Products
	Series 2004-SL4 A3 6.50% 7/25/32	1,105,089	1,049,144
•	Residential Funding Mortgage Securities I
	Series 2006-SA2 3A2 5.853% 8/25/36	601,443	534,754
	Series 2006-SA3 3A1 6.036% 9/25/36	3,562,642	3,328,139
•	Structured ARM Loan Trust
	Series 2004-18 5A 5.50% 12/25/34	1,629,564	1,459,339
	@Series 2005-22 4A2 5.375% 12/25/35	189,963	164,000
	@Series 2006-5 5A4 5.528% 6/25/36	799,594	682,171
•	Structured Asset Securities
	Series 2002-22H 1A 6.943% 11/25/32	299,236	281,511
	@Series 2005-6 B2 5.344% 5/25/35	809,635	488,259
◆	Washington Mutual Alternative Mortgage Pass Through Certificates
	Series 2005-9 3CB 5.50% 10/25/20	2,745,971	2,745,114
	Series 2006-5 2CB3 6.00% 7/25/36	3,480,956	3,359,466
◆	Washington Mutual Mortgage Pass Through Certificates
	Series 2003-S10 A2 5.00% 10/25/18	3,288,979	3,148,020
	Series 2004-CB3 4A 6.00% 10/25/19	2,078,238	2,067,847
•	@Series 2006-AR8 1A5 5.882% 8/25/46	681,797	625,975
•	@Series 2006-AR8 2A3 6.13% 8/25/36	448,984	400,306
	•Series 2006-AR10 1A1 5.933% 9/25/36	4,284,777	4,021,431
	•Series 2006-AR14 1A4 5.647% 11/25/36	3,369,063	3,109,417
	•Series 2007-HY1 1A1 5.714% 2/25/37	6,989,458	6,500,170
	•Series 2007-HY3 4A1 5.348% 3/25/37	14,736,446	13,742,234
	Wells Fargo Mortgage-Backed Securities Trust
	•Series 2004-T A1 5.968% 9/25/34	632,006	609,846
	Series 2005-11 1A3 5.50% 11/25/35	2,498,344	2,437,447
	Series 2005-18 1A1 5.50% 1/25/36	2,997,269	2,834,292
	Series 2005-7 A2 5.25% 9/25/35	2,561,280	2,321,131
	•Series 2005-AR16 6A4 4.999% 10/25/35	4,844,356	4,498,658
	Series 2006-4 2A3 5.75% 4/25/36	1,773,402	1,749,211
	Series 2006-7 2A1 6.00% 6/25/36	6,649,351	6,574,546
	•Series 2006-AR6 7A1 5.111% 3/25/36	7,603,057	6,991,209

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S. $)

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	Wells Fargo Mortgage-Backed Securities Trust
	•Series 2006-AR10 5A1 5.595% 7/25/36		3,326,947	$3,210,628
	•Series 2006-AR11 A7 5.515% 8/25/36		3,761,239	3,307,915
	•Series 2006-AR12 1A2 6.025% 9/25/36		1,884,370	1,713,105
	•Series 2006-AR12 2A2 6.099% 9/25/36		1,590,586	1,447,066
	•Series 2006-AR19 A1 5.634% 12/25/36		3,295,884	3,079,482
	Series 2007-8 2A6 6.00% 7/25/37		1,132,066	1,056,022
	Series 2007-13 A7 6.00% 9/25/37		4,320,262	4,120,450

	Total Non-Agency Collateralized Mortgage Obligations (Cost $249,749,504)			234,538,423

	REGIONAL AGENCY–0.25%
	Australia 0.25%
	Queensland Treasury
	6.00% 10/14/15	AUD	4,520,000	4,088,612

	Total Regional Agency (Cost $4,059,801)			4,088,612

	REGIONAL AUTHORITY–0.22%
	Canada–0.22%
	Quebec Providence
	4.625% 5/14/18		3,635,000	3,573,238

	Total Regional Authority (Cost $3,613,154)			3,573,238

«	SENIOR SECURED LOANS–0.93%
	Direct TV Term Loan C
	5.25% 4/13/13		4,100,000	4,069,989
	Dr Pepper Snapple Group
	4.801% 4/10/13		4,012,125	3,941,913
	Ford Motor
	5.776% 11/29/13		4,155,000	3,365,051
	Texas Competitive Electric Holdings
	6.235% 10/10/14		4,155,000	3,856,359

	Total Senior Secured Loans (Cost $15,699,445)			15,233,312

	SOVEREIGN DEBT–2.71%
	Argentina–0.18%
	Republic of Argentina
	8.28% 12/31/33		3,975,392	3,047,138

				3,047,138

	Germany–0.55%
	Bundesobligation
	4.25% 10/12/12	EUR	5,860,000	9,060,769

				9,060,769

	Japan–0.37%
	Japan Government 5 yr Bond
	1.10% 12/20/12	JPY	638,900,000	6,018,581

				6,018,581

	Mexico–0.63%
	Mexican Government
	5.625% 1/15/17		7,412,000	7,508,355
	10.00% 11/20/36	MXN	27,930,000	2,871,171

				10,379,526

	Russia–0.50%
	Russia Government
	7.50% 3/31/30		4,063,125	4,564,929
#	Russia Government 144A
	7.50% 3/31/30		3,252,470	3,658,704

				8,223,633

	United Kingdom–0.48%
	U.K. Treasury
	8.00% 9/27/13	GBP	3,510,000	7,866,314

				7,866,314

	Total Sovereign Debt (Cost $45,766,142)			44,595,961

	SUPRANATIONAL BANKS–1.89%
	European Investment Bank
	4.25% 7/15/13		3,430,000	3,484,184
	6.00% 7/15/09	NZD	8,305,000	6,201,824
	7.75% 10/26/10	NZD	5,089,000	3,887,414
	11.25% 2/14/13	BRL	15,435,000	9,361,062
	Inter-American Development Bank
	5.75% 6/15/11	AUD	4,150,000	3,782,162
	International Bank for Reconstruction & Development
	5.75% 6/25/10	RUB	103,100,000	4,399,943

	Total Supranational Banks (Cost $30,945,574)			31,116,589

	U.S. TREASURY OBLIGATIONS–2.76%
	U.S. Treasury Bonds
	5.00% 5/15/37		1,625,000	1,746,877
	U.S. Treasury Inflation Index Notes
	1.625% 1/15/15		20,494,220	21,171,492
	3.00% 7/15/12		6,193,742	6,803,924
	3.875% 1/15/09		2,350,786	2,426,820
	U.S. Treasury Notes
	2.875% 6/30/10		12,300,000	12,364,391
	3.375% 6/30/13		965,000	967,036

	Total U.S. Treasury Obligations (Cost $44,771,515)			45,480,540

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	CONVERTIBLE PREFERRED STOCK–0.10%

•	Citigroup Funding 4.973% exercise price $29.50, expiration date 9/27/08	84,600	$1,570,176

	Total Convertible Preferred Stock (Cost $2,679,237)		1,570,176

	PREFERRED STOCK–0.33%
•	JPMorgan Chase 7.90%	5,770,000	5,426,361

	Total Preferred Stock (Cost $5,724,825)		5,426,361

	WARRANT–0.00%
†#	Solutia144A, exercise price $7.59, expiration date 7/15/09	4,350	0

	Total Warrant (Cost $370,046)		0

		Principal	Value
		Amount°	(U.S. $)

=/	DISCOUNTED COMMERCIAL PAPER–3.92%
	CBA Delaware Finance
	2.776% 8/21/08	10,000,000	$9,961,042
	Danske
	2.67% 7/1/08	12,410,000	12,410,000
	Leland Stanford Junior University
	2.498% 8/26/08	5,000,000	4,980,711
	Nordea North America
	2.506% 8/12/08	7,500,000	7,478,213
	2.768% 7/11/08	9,198,000	9,190,974
	Yale University
	2.195% 7/15/08	20,500,000	20,482,540

	Total Discounted Commercial Paper (Cost $64,503,480)		64,503,480

TOTAL VALUE OF SECURITIES–107.16% (Cost $1,801,249,069)	1,763,192,696

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(7.16%)z	(117,740,581)

NET ASSETS APPLICABLE TO 129,799,464 SHARES OUTSTANDING–100.00%	$1,645,452,115

NET ASSET VALUE–LVIP DELAWARE BOND FUND STANDARD CLASS ($1,001,900,949 / 78,976,939 Shares)	$12.686

NET ASSET VALUE–LVIP DELAWARE BOND FUND SERVICE CLASS ($643,551,166 / 50,822,525 Shares)	$12.663

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$1,641,861,307
Undistributed net investment income	41,980,189
Accumulated net realized loss on investments	(2,605,649)
Net unrealized depreciation of investments and foreign currencies	(35,783,732)

Total net assets	$1,645,452,115

○	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
AUD–Australian Dollar
BRL–Brazilian Real
EUR–European Monetary Unit
GBP–British Pound Sterling
JPY–Japanese Yen
MXN–Mexican Peso
NZD–New Zealand Dollar
RUB–Russian Ruble
USD–United States Dollar

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

•	Variable rate security. The rate shown is the rate as of June 30, 2008.
Zero coupon security. The rate shown is the yield at the time of purchase.

¥	Fully or partially pledged as collateral for financial futures contracts.

@	Illiquid security. At June 30, 2008, the aggregate amount of illiquid securities was $28,761,515, which represented 1.75% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2008, the aggregate amount of fair valued securities was $116,587, which represented 0.01% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2008, the aggregate amount of Rule 144A securities was $104,690,639, which represented 6.36% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”
§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

†	Non income producing security.
≠ The rate shown is the effective yield at the time of purchase.

z	Of this amount, $137,365,594 represents payable for securities purchased and $13,829,342 represents interest receivable.

Summary of Abbreviations:
AMBAC–Insured by the AMBAC Assurance Corporation
ARM–Adjustable Rate Mortgage
CBO–Collateralized Bond Obligation
FGIC–Insured by the Financial Guaranty Insurance Company
FHLMC–Federal Home Loan Mortgage Corporation
FNMA–Insured by Federal National Mortgage Association
GNMA–Insured by the Government National Mortgage Association
GSMPS–Goldman Sachs Reperforming Mortgage Securities
MASTR–Mortgage Asset Securitization Transaction, Inc.
MBIA–Insured by the Municipal Bond Insurance Association
NIM–Net Interest Margin
PIK–Pay-in-Kind
RSB–Rate Stabilization Bonds
S.F.–Single Family
TBA–To be announced
yr–Year

The following foreign currency exchange contracts, financial futures contracts and options written were outstanding at June 30, 2008:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)

AUD	(7,394,796)	USD	7,024,539	7/31/08	$(27,827)
BRL	(14,952,059)	USD	9,064,601	7/31/08	(264,684)
EUR	(3,629,874)	USD	5,685,073	7/31/08	(20,703)
GBP	681,130	USD	(1,318,600)	7/31/08	34,761
GBP	(4,300,685)	USD	8,467,512	7/31/08	(77,664)
JPY	673,464,490	USD	(6,389,000)	7/2/08	(45,436)
NZD	(12,580,942)	USD	9,771,618	7/31/08	250,020

					$(151,533)

Financial Futures Contracts2

	Notional			Unrealized
Contract	Cost	Notional		Appreciation
to Buy (Sell)	(Proceeds)	Value	Expiration Date	(Depreciation)

2,532 U.S. Treasury 5 yr Notes	$277,481,143	$279,924,469	9/30/08	$2,443,326
(68) U.S. Treasury Long Bond	(7,647,637)	(7,860,375)	9/19/08	(212,738)

	$269,833,506			$2,230,588

Options Written3

	Number of	Notional	Exercise		Unrealized
Description	Contracts	Value	Price	Expiration Date	Appreciation

Written Put Options
U.S. Treasury 10 yr Future	(720)	$89,200	$113	8/22/08	$177,480

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund
Statement of Net Assets (continued)

The use of foreign currency exchange contracts, financial futures contracts and options written involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

2See Note 9 in “Notes to financial statements.”

3See Note 10 in “Notes to financial statements.”

See accompanying notes

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$40,246,125
Dividends	73,227

40,319,352

EXPENSES:
Management fees	2,714,218
Distribution expenses-Service Class	1,075,072
Accounting and administration expenses	366,135
Reports and statements to shareholders	104,973
Professional fees	27,897
Trustees’ fees	15,802
Custodian fees	12,244
Other	29,442

4,345,783
Less expense paid indirectly	(12,244)

Total operating expenses	4,333,539

NET INVESTMENT INCOME	35,985,813

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	(2,090,896)
Foreign currencies	(829,715)
Futures contracts	419,943
Options written	2,334,122

Net realized loss	(166,546)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(36,731,350)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(36,897,896)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(912,083)

See accompanying notes

LVIP Delaware Bond Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$35,985,813	$74,415,733
Net realized gain (loss) on investments and foreign currencies	(166,546)	9,280,144
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(36,731,350)	(4,874,523)

Net increase (decrease) in net assets resulting from operations	(912,083)	78,821,354

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(48,475,945)
Service Class	—	(26,654,591)

	—	(75,130,536)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	98,388,208	150,721,070
Service Class	121,433,509	170,247,551
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	48,475,945
Service Class	—	26,654,591
Net assets from Fund merger[1]:
Service Class	—	23,363,861

	219,821,717	419,463,018

Cost of shares repurchased:
Standard Class	(89,078,175)	(153,801,679)
Service Class	(65,896,262)	(93,048,415)

	(154,974,437)	(246,850,094)

Increase in net assets derived from capital share transactions	64,847,280	172,612,924

NET INCREASE IN NET ASSETS	63,935,197	176,303,742
NET ASSETS:
Beginning of period	1,581,516,918	1,405,213,176

End of period (including undistributed net investment income of $41,980,189 and $6,527,684, respectively)	$1,645,452,115	$1,581,516,918

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Bond Fund Standard Class
	Six Months
	Ended
	6/30/08[1]			Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03[2]

Net asset value, beginning of period	$12.678	$12.640	$12.620	$12.966	$13.223	$12.989

Income (loss) from investment operations:
Net investment income[3]	0.290	0.648	0.619	0.520	0.566	0.549
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.282)	0.032	(0.028)	(0.188)	0.103	0.382

Total from investment operations	0.008	0.680	0.591	0.332	0.669	0.931

Less dividends and distributions from:
Net investment income	—	(0.642)	(0.571)	(0.546)	(0.534)	(0.578)
Net realized gain on investments	—	—	—	(0.132)	(0.392)	(0.119)

Total dividends and distributions	—	(0.642)	(0.571)	(0.678)	(0.926)	(0.697)

Net asset value, end of period	$12.686	$12.678	$12.640	$12.620	$12.966	$13.223

Total return[4]	0.06%	5.45%	4.71%	2.64%	5.30%	7.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,001,901	$992,363	$943,819	$921,661	$898,105	$855,329
Ratio of expenses to average net assets	0.40%	0.40%	0.40%	0.41%	0.42%	0.44%
Ratio of net investment income to average net assets	4.56%	5.06%	4.89%	4.02%	4.31%	4.13%
Portfolio turnover	294%	462%	397%	270%	329%	652%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Effective April 30, 2003, the Lincoln National Bond Fund, Inc. was merged into the Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Bond Fund, Inc.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Bond Fund Service Class
	Six Months
	Ended					5/15/03[2]
	6/30/08[1]	Year Ended				to
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Net asset value, beginning of period	$12.676	$12.640	$12.621	$12.966	$13.222	$13.700

Income (loss) from investment operations:
Net investment income[3]	0.268	0.616	0.587	0.488	0.534	0.323
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.281)	0.030	(0.029)	(0.188)	0.103	(0.121)

Total from investment operations	(0.013)	0.646	0.558	0.300	0.637	0.202

Less dividends and distributions from:
Net investment income	—	(0.610)	(0.539)	(0.513)	(0.501)	(0.561)
Net realized gain on investments	—	—	—	(0.132)	(0.392)	(0.119)

Total dividends and distributions	—	(0.610)	(0.539)	(0.645)	(0.893)	(0.680)

Net asset value, end of period	$12.663	$12.676	$12.640	$12.621	$12.966	$13.222

Total return[4]	(0.10% )	5.17%	4.45%	2.39%	5.05%	1.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$643,551	$589,154	$461,394	$345,440	$201,444	$41,918
Ratio of expenses to average net assets	0.75%	0.65%	0.65%	0.66%	0.67%	0.69%
Ratio of net investment income to average net assets	4.21%	4.81%	4.64%	3.77%	4.06%	3.84%
Portfolio turnover	294%	462%	397%	270%	329%	652%[5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP Delaware Bond Fund (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize current income consistent with a prudent investment strategy.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on financial futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the expense offset shown as “expense paid indirectly.”

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its

LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (DMC) (the “Sub-Advisor”), a series of Delaware Management Business Trust and an indirect subsidiary of LNC, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor at an annual rate of 0.18% of the Fund’s average daily net assets.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $20,304 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $45,029 and $16,542, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$448,213
Fees Payable to DSC	3,354
Distribution Fees Payable to LFD	182,135

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2008, the Fund made purchases of $1,817,584,087 and sales of $1,434,528,082 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2008, the Fund made purchases of $543,927,259 and sales of $808,123,105 of long-term U.S. government securities.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $1,801,411,838. At June 30, 2008, net unrealized depreciation was $38,219,142, of which $5,907,682 related to unrealized appreciation of investments and $44,126,824 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1—inputs are quoted prices in active markets
Level 2—inputs that are observable, directly or indirectly
Level 3—inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Securities	Derivatives

Level 1	$45,480,540	$—
Level 2	1,666,917,412	2,256,535
Level 3	50,794,744	—

Total	$1,763,192,696	$2,256,535

LVIP Delaware Bond Fund–21

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities

Balance as of 12/31/07	$26,054,718
Net realized gain (loss)	(2,538,827)
Net change in unrealized appreciation/depreciation	2,862,279
Net purchases, sales, and settlements	31,750,397
Net transfers in and/or out of Level 3	(7,333,823)

Balance as of 6/30/08	$50,794,744

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/08	$2,868,712

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2008. The tax character of dividends and distributions paid during the year ended December 31, 2007 was as follows:

Year Ended
12/31/07

Ordinary income	$75,130,536

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,641,861,307
Undistributed ordinary income	35,300,972
Realized gains (1/1/08 – 6/30/08)	1,795,757
Other temporary differences	6,650,333
*Capital loss carryforwards as of 12/31/07	(1,953,218)
Unrealized depreciation of investments and foreign currencies	(38,203,036)

Net assets	$1,645,452,115

*	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Jefferson Pilot Variable Fund Inc. (“JPVF”) High Yield Bond Portfolio on April 30, 2007 (see Note 7).

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of dividends and distributions, contingent payment debt instruments, tax deferral of losses on wash sales, tax deferral of losses on straddles, mark-to-market on futures contracts and mark-to-market on foreign currency contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown gains (losses) on mortgage- and asset-backed securities and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$(533,308)	$533,308

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2007 will expire as follows: $248,321 expires in 2008, and $1,704,897 expires in 2009.

For the six months ended June 30, 2008, the Fund had capital gains of $1,795,757 which may reduce the capital loss carryforwards.

LVIP Delaware Bond Fund–22

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07

Shares sold:
Standard Class	7,669,342	11,772,737
Service Class	9,504,750	13,312,364
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	3,854,405
Service Class	—	2,119,303
Shares issued from Fund merger*:
Service Class	—	1,817,351

	17,174,092	32,876,160

Shares repurchased:
Standard Class	(6,969,035)	(12,018,859)
Service Class	(5,158,661)	(7,276,567)

	(12,127,696)	(19,295,426)

Net increase	5,046,396	13,580,734

*	See Note 7.

7.	Fund Merger
Effective April 30, 2007, the Fund acquired all of the assets and assumed all of the liabilities of JPVF High Yield Bond Portfolio (the “Acquired Fund”), an open-end investment company, in exchange for shares of the Fund pursuant to a Plan and Agreement of Reorganization (the “Reorganization”). The shareholders of the Acquired Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund’s basis in securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized gain (loss) of the Acquired Fund as of the close of business on April 27, 2007, were as follows:

Net assets	$23,363,861
Accumulated net realized loss	(3,460,977)
Net unrealized appreciation	809,334

The net assets of the Fund prior to the Reorganization were $1,458,067,105. The combined net assets after the Reorganization were $1,481,430,966.

8.	Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

9.	Financial Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

LVIP Delaware Bond Fund–23

LVIP Delaware Bond Fund
Notes to Financial Statements (continued)

10.	Options Written
During the six months ended June 30, 2008, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended June 30, 2008 for the Fund were as follows:

	Number of
	contracts	Premiums

Options outstanding at December 31, 2007	—	$—
Options written	6,723	4,335,411
Options expired	(1,915)	(1,026,766)
Options terminated in closing purchase transactions	(4,088)	(2,489,915)

Options outstanding at June 30, 2008	720	$818,730

11.	Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of June 30, 2008, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

12.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Bond Fund–24

LVIP Delaware Growth and Income Fund

LVIP Delaware Growth
and Income Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP Delaware Growth and Income Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Delaware Growth and Income Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$901.90	0.40%	$1.89
Service Class Shares	1,000.00	900.30	0.75%	3.54

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.87	0.40%	$2.01
Service Class Shares	1,000.00	1,021.13	0.75%	3.77

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Growth and Income Fund–1

LVIP Delaware Growth and Income Fund

Sector Allocations and Top 10 Equity Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	99.31%

Aerospace & Defense	3.98%
Beverages	1.57%
Biotechnology	3.90%
Capital Markets	1.31%
Chemicals	3.14%
Commercial Banks	0.92%
Commercial Services & Supplies	0.94%
Communications Equipment	3.95%
Computers & Peripherals	5.82%
Construction & Engineering	0.50%
Consumer Finance	0.63%
Diversified Consumer Services	0.35%
Diversified Financial Services	2.99%
Diversified Telecommunications Services	2.34%
Electric Utilities	3.21%
Electrical Equipment	0.60%
Energy Equipment & Services	5.63%
Food & Staples Retailing	2.95%
Health Care Equipment & Supplies	2.42%
Health Care Providers & Services	1.45%
Hotels, Restaurants & Leisure	2.86%
Household Durables	1.44%
Household Products	2.17%
Industrial Conglomerates	2.42%
Insurance	4.36%
Internet Software & Services	1.50%
IT Services	1.24%
Machinery	1.36%
Media	2.19%
Multiline Retail	0.65%
Multi-Utilities	0.61%
Oil, Gas & Consumable Fuels	12.47%
Pharmaceuticals	5.42%
Real Estate Investment Trusts	0.72%
Road & Rail	1.16%
Semiconductors & Semiconductor Equipment	2.90%
Software	3.61%
Specialty Retail	0.87%
Textiles, Apparel & Luxury Goods	1.77%
Tobacco	0.49%
Wireless Telecommunication Services	0.50%

Discounted Commercial Paper	1.09%

Total Value of Securities	100.40%

Liabilities Net of Receivables and Other Assets	(0.40%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Exxon Mobil	2.76%
Microsoft	2.52%
Johnson & Johnson	2.45%
ConocoPhillips	2.31%
Procter & Gamble	2.17%
Apple	1.68%
Schlumberger	1.65%
Wal-Mart Stores	1.64%
Cisco Systems	1.64%
Occidental Petroleum	1.63%

Total	20.45%

LVIP Delaware Growth and Income Fund–2

LVIP Delaware Growth and Income Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–99.31%
	Aerospace & Defense–3.98%
	Boeing	164,400	$10,804,368
	Goodrich	257,800	12,235,188
	Rockwell Collins	208,700	10,009,252
†	Spirit Aerosystems Holdings Class A	472,200	9,056,796
	United Technologies	330,900	20,416,530

			62,522,134

	Beverages–1.57%
	PepsiCo	388,500	24,704,715

			24,704,715

	Biotechnology–3.90%
†	Amgen	319,900	15,086,484
†	Genentech	200,000	15,180,000
†	Gilead Sciences	424,500	22,477,275
†	Vertex Pharmaceuticals	258,400	8,648,648

			61,392,407

	Capital Markets–1.31%
	Blackstone Group	367,000	6,683,070
	Morgan Stanley	385,400	13,901,378

			20,584,448

	Chemicals–3.14%
	Cytec Industries	130,000	7,092,800
	Dow Chemical	441,900	15,426,729
	duPont (E.I.) deNemours	386,300	16,568,407
	Lubrizol	222,400	10,303,792

			49,391,728

	Commercial Banks–0.92%
	U.S. Bancorp	519,400	14,486,066

			14,486,066

	Commercial Services & Supplies–0.94%
	Republic Services	332,200	9,866,340
	Robert Half International	205,800	4,933,026

			14,799,366

	Communications Equipment–3.95%
†	Cisco Systems	1,106,100	25,727,886
	Corning	697,100	16,068,155
	QUALCOMM	456,900	20,272,653

			62,068,694

	Computers & Peripherals–5.82%
†	Apple	157,600	26,388,544
†	EMC	1,139,100	16,733,379
	Hewlett-Packard	521,500	23,055,515
	International Business Machines	214,200	25,389,126

			91,566,564

	Construction & Engineering–0.50%
	Fluor	42,400	7,889,792

			7,889,792

	Consumer Finance–0.63%
	Capital One Financial	259,200	9,852,192

			9,852,192

	Diversified Consumer Services–0.35%
	DeVry	102,300	5,485,326

			5,485,326

	Diversified Financial Services–2.99%
	Bank of America	757,900	18,091,073
	Citigroup	434,000	7,273,840
	JPMorgan Chase	631,100	21,653,041

			47,017,954

	Diversified Telecommunications Services–2.34%
	AT&T	287,400	9,682,506
	Embarq	125,400	5,927,658
	Verizon Communications	598,500	21,186,900

			36,797,064

	Electric Utilities–3.21%
	Exelon	169,700	15,266,212
	FirstEnergy	181,200	14,918,196
	PPL	387,300	20,244,171

			50,428,579

	Electrical Equipment–0.60%
	Roper Industries	144,200	9,499,896

			9,499,896

	Energy Equipment & Services–5.63%
	Halliburton	373,200	19,805,724
†	Nabors Industries	512,200	25,215,606
†	National Oilwell Varco	197,100	17,486,712
	Schlumberger	241,800	25,976,574

			88,484,616

	Food & Staples Retailing–2.95%
	CVS Caremark	522,400	20,671,368
	Wal-Mart Stores	458,700	25,778,940

			46,450,308

	Health Care Equipment & Supplies–2.42%
†	Gen-Probe	193,500	9,187,380
†	Hologic	431,900	9,415,420
	Medtronic	374,400	19,375,200

			37,978,000

	Health Care Providers & Services–1.45%
†	Express Scripts	212,500	13,328,000
	UnitedHealth Group	362,900	9,526,125

			22,854,125

	Hotels, Restaurants & Leisure–2.86%
	Burger King Holdings	597,900	16,017,741
	Marriott International Class A	327,200	8,585,728

LVIP Delaware Growth and Income Fund–3

LVIP Delaware Growth and Income Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Hotels, Restaurants & Leisure (continued)
	McDonald’s	362,900	$20,402,238

			45,005,707

	Household Durables–1.44%
	Fortune Brands	165,600	10,335,096
†	Jarden	676,600	12,341,184

			22,676,280

	Household Products–2.17%
	Procter & Gamble	561,000	34,114,410

			34,114,410

	Industrial Conglomerates–2.42%
	General Electric	891,100	23,783,459
	Textron	298,400	14,302,312

			38,085,771

	Insurance–4.36%
	AFLAC	211,800	13,301,040
	American International Group	584,200	15,457,932
	Berkley (W.R.)	339,700	8,207,152
	Everest Re Group	86,400	6,886,944
	Hanover Insurance Group	198,600	8,440,500
	Prudential Financial	271,000	16,189,540

			68,483,108

	Internet Software & Services–1.50%
†	Google Class A	44,900	23,636,258

			23,636,258

	IT Services–1.24%
	Accenture Class A	309,100	12,586,552
†	Visa Class A	85,200	6,927,612

			19,514,164

	Machinery–1.36%
	Caterpillar	290,200	21,422,564

			21,422,564

	Media–2.19%
	Comcast Class A	643,000	12,197,710
	Disney (Walt)	440,300	13,737,360
†	Viacom Class B	280,700	8,572,578

			34,507,648

	Multiline Retail–0.65%
	Macy’s	523,800	10,172,196

			10,172,196

	Multi-Utilities–0.61%
	Sempra Energy	170,600	9,630,370

			9,630,370

	Oil, Gas & Consumable Fuels–12.47%
	Apache	111,000	15,429,000
	Arch Coal	101,400	7,608,042
	Cabot Oil & Gas	149,800	10,145,954
	Chevron	184,800	18,319,224
	ConocoPhillips	385,200	36,359,028
	EOG Resources	70,900	9,302,080
	Exxon Mobil	491,900	43,351,147
	Occidental Petroleum	285,900	25,690,974
†	Petrohawk Energy	134,400	6,224,064
	St. Mary Land & Exploration	366,000	23,658,240

			196,087,753

	Pharmaceuticals–5.42%
	Johnson & Johnson	598,300	38,494,622
	Merck	585,700	22,075,033
	Pfizer	465,600	8,134,032
	Wyeth	343,800	16,488,648

			85,192,335

	Real Estate Investment Trusts–0.72%
	Host Hotels & Resorts	347,800	4,747,470
	Simon Property Group	73,600	6,615,904

			11,363,374

	Road & Rail–1.16%
	Norfolk Southern	291,600	18,274,572

			18,274,572
	Semiconductors & Semiconductor Equipment–2.90%
	Applied Materials	700,300	13,368,727
	Intel	932,400	20,027,952
	Texas Instruments	434,800	12,243,968

			45,640,647

	Software–3.61%
†	McAfee	170,600	5,805,518
	Microsoft	1,443,200	39,702,432
†	Nuance Communications	279,600	4,381,332
†	Oracle	325,700	6,839,700

			56,728,982

	Specialty Retail–0.87%
	Abercrombie & Fitch Class A	218,400	13,689,312

			13,689,312

	Textiles, Apparel & Luxury Goods–1.77%
	NIKE Class B	159,300	9,495,873
	Phillips-Van Heusen	269,700	9,876,414
†	Warnaco Group	193,600	8,531,952

			27,904,239

	Tobacco–0.49%
	Altria Group	109,500	2,251,320
†	Philip Morris International	109,500	5,408,205

			7,659,525

LVIP Delaware Growth and Income Fund–4

LVIP Delaware Growth and Income Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Wireless Telecommunication Services–0.50%
†	MetroPCS Communications	446,800	$7,912,828

			7,912,828

	Total Common Stock
	(Cost $1,223,033,840)		1,561,956,017
		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	≠DISCOUNTED COMMERCIAL PAPER–1.09%
	Danske 2.67% 7/1/08	$17,110,000	$17,110,000

	Total Discounted Commercial Paper (Cost $17,110,000)		17,110,000

TOTAL VALUE OF SECURITIES–100.40% (Cost $1,240,143,840)	1,579,066,017
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.40%)	(6,341,370)

NET ASSETS APPLICABLE TO 47,316,217 SHARES OUTSTANDING–100.00%	$1,572,724,647

NET ASSET VALUE–LVIP DELAWARE GROWTH AND INCOME FUND STANDARD CLASS ($1,511,845,508 / 45,479,035 Shares)	$33.243

NET ASSET VALUE–LVIP DELAWARE GROWTH AND INCOME FUND SERVICE CLASS ($60,879,139 / 1,837,182 Shares)	$33.137

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$1,060,768,086
Undistributed net investment income	11,710,168
Accumulated net realized gain on investments	161,324,216
Net unrealized appreciation of investments	338,922,177

Total net assets	$1,572,724,647

† Non income producing security.

≠	The rate shown is the effective yield at the time of purchase.

See accompanying notes

LVIP Delaware Growth and Income Fund–5

LVIP Delaware Growth and Income Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$14,631,069
Interest	326,530
Foreign tax withheld	(5,615)

14,951,984

EXPENSES:
Management fees	2,804,169
Accounting and administration expenses	380,476
Distribution expenses–Service Class	108,295
Reports and statements to shareholders	106,020
Professional fees	20,342
Trustees’ fees	18,051
Custodian fees	13,278
Other	21,194

3,471,825
Less expense paid indirectly	(1,179)

Total operating expenses	3,470,646

NET INVESTMENT INCOME	11,481,338

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	29,422,541
Net change in unrealized appreciation/depreciation of investments	(221,692,027)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(192,269,486)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(180,788,148)

See accompanying notes

LVIP Delaware Growth and Income Fund
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/08	Year Ended
	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,481,338	$25,745,843
Net realized gain on investments	29,422,541	189,127,299
Net change in unrealized appreciation/depreciation of investments	(221,692,027)	(93,787,869)

Net increase (decrease) in net assets resulting from operations	(180,788,148)	121,085,273

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(21,922,882)
Service Class	—	(616,175)

	—	(22,539,057)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,426,907	11,787,656
Service Class	7,488,045	17,069,535
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	21,922,882
Service Class	—	616,175
Net assets from merger[1]:
Service Class	—	42,491,066

	10,914,952	93,887,314

Cost of shares repurchased:
Standard Class	(141,312,147)	(297,915,222)
Service Class	(5,424,871)	(7,932,205)

	(146,737,018)	(305,847,427)

Decrease in net assets derived from capital share transactions	(135,822,066)	(211,960,113)

NET DECREASE IN NET ASSETS	(316,610,214)	(113,413,897)
NET ASSETS:
Beginning of period	1,889,334,861	2,002,748,758

End of period (including undistributed net investment income of $11,710,168 and $3,457,188, respectively)	$1,572,724,647	$1,889,334,861

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP Delaware Growth and Income Fund–6

LVIP Delaware Growth and Income Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Growth and Income Fund Standard Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03[2]

Net asset value, beginning of period	$36.857	$35.157	$31.673	$30.407	$27.502	$21.438

Income (loss) from investment operations:
Net investment income[3]	0.236	0.483	0.450	0.427	0.458	0.304
Net realized and unrealized gain (loss) on investments	(3.850)	1.660	3.454	1.253	2.821	6.047

Total from investment operations	(3.614)	2.143	3.904	1.680	3.279	6.351

Less dividends and distributions from:
Net investment income	—	(0.443)	(0.420)	(0.414)	(0.374)	(0.287)

Total dividends and distributions	—	(0.443)	(0.420)	(0.414)	(0.374)	(0.287)

Net asset value, end of period	$33.243	$36.857	$35.157	$31.673	$30.407	$27.502

Total return[4]	(9.81% )	6.12%	12.36%	5.54%	11.99%	29.71%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,511,846	$1,823,930	$1,989,459	$2,076,169	$2,245,431	$2,242,161
Ratio of expenses to average net assets	0.40%	0.40%	0.38%	0.38%	0.37%	0.38%
Ratio of net investment income to average net assets	1.38%	1.29%	1.37%	1.39%	1.63%	1.28%
Portfolio turnover	38%	31%	29%	20%	38%	72%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Effective April 30, 2003, the Lincoln National Growth and Income Fund, Inc. was merged into the Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Growth and Income Fund, Inc.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Delaware Growth and Income Fund–7

LVIP Delaware Growth and Income Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Growth and Income Fund Service Class
	Six Months
	Ended				5/19/04[2]
	6/30/08[1]	Year Ended			to
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$36.805	$35.116	$31.650	$30.396	$26.971

Income (loss) from investment operations:
Net investment income[3]	0.176	0.388	0.368	0.348	0.270
Net realized and unrealized gain (loss) on investments	(3.844)	1.662	3.447	1.252	3.495

Total from investment operations	(3.668)	2.050	3.815	1.600	3.765

Less dividends and distributions from:
Net investment income	—	(0.361)	(0.349)	(0.346)	(0.340)

Total dividends and distributions	—	(0.361)	(0.349)	(0.346)	(0.340)

Net asset value, end of period	$33.137	$36.805	$35.116	$31.650	$30.396

Total return[4]	(9.97% )	5.85%	12.09%	5.28%	14.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$60,879	$65,405	$13,290	$4,358	$132
Ratio of expenses to average net assets	0.75%	0.65%	0.63%	0.63%	0.62%
Ratio of net investment income to average net assets	1.03%	1.04%	1.12%	1.14%	1.55%
Portfolio turnover	38%	31%	29%	20%	38% [5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	The portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Delaware Growth and Income Fund–8

LVIP Delaware Growth and Income Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP Delaware Growth and Income Fund (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize long-term capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investments Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gains on investment in the accompanying financial statements and totaled $2,226 for the six months ended June 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the expense offset shown as “expense paid indirectly.”

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (DMC), a series of Delaware Management Business Trust and subsidiary of LNC, provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays DMC (the “Sub-Advisor”) at an annual rate of 0.20% of the Fund’s average daily net assets.

LVIP Delaware Growth and Income Fund–9

LVIP Delaware Growth and Income Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $21,026 these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative support necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $48,146 and $16,937, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$451,876
Fees Payable to DSC	3,373
Distribution Fees Payable to LFD	18,221

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2008, the Fund made purchases of $317,396,298 and sales of $415,750,965 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $1,246,708,813. At June 30, 2008, net unrealized appreciation was $332,357,204, of which $425,190,560 related to unrealized appreciation of investments and $92,833,356 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1—inputs are quoted prices in active markets
Level 2—inputs that are observable, directly or indirectly
Level 3—inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Securities

Level 1	$1,561,956,017
Level 2	17,110,000
Level 3	—

Total	$1,579,066,017

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no

LVIP Delaware Growth and Income Fund–10

LVIP Delaware Growth and Income Fund
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information (continued)

dividends and distributions paid during the six months ended June 30, 2008. The tax character of dividends and distributions paid during the year ended December 31, 2007 was as follows:

Year Ended
12/31/07

Ordinary income	$22,539,057

In addition, the Fund declared an ordinary income consent dividend of $3,228,358 for the year ended December 31, 2007. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,060,768,086
Undistributed ordinary income	11,722,610
Realized gains (1/1/08 - 6/30/08)	20,492,046
Capital loss carryforwards*	(4,288,704)
Other temporary differences	151,673,405
Unrealized appreciation of investments	332,357,204

Net assets	$1,572,724,647

*	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Jefferson Pilot Variable Fund, Inc. (“JPVF”) Growth Portfolio on April 27, 2007 (See Note 7).

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of dividends and distributions, losses on wash sales and partnership interest.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Paid-in
Investment Income	Capital

$(3,228,358)	$3,228,358

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2007 will expire as follows: $4,288,704 expires in 2009.

For the six months ended June 30, 2008, the Fund had capital gains of $20,492,046, which may reduce the capital loss carryforwards.

LVIP Delaware Growth and Income Fund–11

LVIP Delaware Growth and Income Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07

Shares sold:
Standard Class	100,832	315,968
Service Class	217,945	462,701
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	605,487
Service Class	—	17,037
Shares issued from merger*:
Service Class	—	1,132,370

	318,777	2,533,563

Shares repurchased:
Standard Class	(4,107,911)	(8,023,248)
Service Class	(157,845)	(213,487)

	(4,265,756)	(8,236,735)

Net decrease	(3,946,979)	(5,703,172)

*	See Note 7.

7.	Fund Merger
Effective April 30, 2007, the Fund acquired all of the assets and assumed all of the liabilities of JPVF Growth Portfolio (the “Acquired Fund”), an open-end investment company, in exchange for shares of the Fund pursuant to a Plan and Agreement of Reorganization (the “Reorganization”). The shareholders of the Acquired Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund’s basis in securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net realized gain (loss) of the Acquired Fund as of the close of business on April 27, 2007, were as follows:

Net assets	$42,491,066
Net unrealized appreciation	7,641,003
Accumulated net realized loss	(19,321,346)

The net assets of the Fund prior to the Reorganization were $2,028,296,261. The combined net assets after the Reorganization were $2,070,787,327.

8.	Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Growth and Income Fund–12

LVIP Delaware Managed Fund

LVIP Delaware Managed Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP Delaware Managed Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation, Top 10 Equity Holdings and Credit Quality Breakdown	2
Statement of Net Assets	3
Statement of Operations	19
Statements of Changes in Net Assets	19
Financial Highlights	20
Notes to Financial Statements	22

LVIP Delaware Managed Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$930.00	0.51%	$2.45
Service Class Shares	1,000.00	928.50	0.86%	4.12

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.33	0.51%	$2.56
Service Class Shares	1,000.00	1,020.59	0.86%	4.32

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Managed Fund–1

LVIP Delaware Managed Fund

Sector Allocation, Top 10 Equity Holdings and Credit Quality Breakdown
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	70.14%

Aerospace & Defense	2.50%
Air Freight & Logistics	0.09%
Auto Components	0.05%
Beverages	0.92%
Biotechnology	2.88%
Building Products	0.08%
Capital Markets	1.04%
Chemicals	2.29%
Commercial Banks	0.81%
Commercial Services & Supplies	1.01%
Communications Equipment	2.63%
Computers & Peripherals	3.52%
Construction & Engineering	0.50%
Consumer Finance	0.36%
Containers & Packaging	0.08%
Diversified Consumer Services	0.21%
Diversified Financial Services	1.74%
Diversified Telecommunications Services	1.49%
Electric Utilities	2.07%
Electrical Equipment	0.44%
Electronic Equipment & Instruments	0.21%
Energy Equipment & Services	3.74%
Food & Staples Retailing	1.93%
Food Products	0.08%
Health Care Equipment & Supplies	1.76%
Health Care Providers & Services	1.35%
Hotels, Restaurants & Leisure	2.21%
Household Durables	0.91%
Household Products	1.28%
Independent Power Producers & Energy Traders	0.11%
Industrial Conglomerates	1.43%
Insurance	3.20%
Internet Software & Services	1.24%
IT Services	1.04%
Life Sciences Tools & Services	0.28%
Machinery	1.24%
Marine	0.05%
Media	1.47%
Metals & Mining	0.06%
Multiline Retail	0.38%
Multi-Utilities	0.37%
Oil, Gas & Consumable Fuels	8.31%
Personal Products	0.17%
Pharmaceuticals	3.38%
Real Estate Investment Trusts	0.97%
Road & Rail	0.66%
Semiconductors & Semiconductor Equipment	1.85%
Software	2.81%
Specialty Retail	0.83%
Textiles, Apparel & Luxury Goods	1.38%
Thrift & Mortgage Finance	0.13%
Tobacco	0.25%
Trading Company & Distributors	0.05%
Wireless Telecommunication Services	0.30%

Convertible Preferred Stock	0.04%

Preferred Stock	0.10%

Agency Collateralized Mortgage Obligations	1.15%

Agency Mortgage–Backed Securities	6.82%

Agency Obligations	1.51%

Commercial Mortgage–Backed Securities	1.87%

Convertible Bond	0.06%

Corporate Bonds	7.49%

Municipal Bonds	1.06%

Non-Agency Asset-Backed Securities	3.40%

Non-Agency Collateralized Mortgage Obligations	4.04%

Regional Agency	0.07%

Regional Authority	0.06%

Senior Secured Loans	0.27%

Sovereign Debt	0.69%

Supranational Banks	0.55%

U.S. Treasury Obligations	1.03%

Warrant	0.00%

Discounted Commercial Paper	2.44%

Total Value of Securities	102.79%

Liabilities Net of Receivables and Other Assets	(2.79%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Exxon Mobil	1.63%
Microsoft	1.50%
Johnson & Johnson	1.45%
ConocoPhillips	1.37%
Procter & Gamble	1.28%
Apple	1.00%
St. Mary Land & Exploration	1.00%
Schlumberger	0.98%
Cisco Systems	0.97%
Occidental Petroleum	0.97%

Total	12.15%

Credit Quality Breakdown (as a % of fixed income investments)

AAA	65.53%
AA	8.98%
A	11.53%
BBB	11.51%
BB	1.66%
B	0.73%
CCC	0.06%

Total	100.00%

LVIP Delaware Managed Fund–2

LVIP Delaware Managed Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S.$)

	COMMON STOCK–70.14%
	Aerospace & Defense–2.50%
	Boeing	29,200	$1,919,024
†	DynCorp International Class A	14,100	213,615
	Goodrich	43,500	2,064,510
†	Hexcel	15,300	295,290
	Rockwell Collins	37,400	1,793,704
†	Spirit Aerosystems Holdings Class A	82,600	1,584,268
	Triumph Group	6,500	306,150
	United Technologies	58,200	3,590,940

			11,767,501

	Air Freight & Logistics–0.09%
†	HUB Group Class A	12,200	416,386

			416,386

	Auto Components–0.05%
†	Tenneco	17,700	239,481

			239,481

	Beverages–0.92%
	PepsiCo	67,800	4,311,402

			4,311,402

	Biotechnology–2.88%
†	Alkermes	31,200	385,632
†	Amgen	56,700	2,673,972
†	Applera–Celera Group	28,000	318,080
†	Genentech	34,100	2,588,190
†	Geron	47,200	162,840
†	Gilead Sciences	75,000	3,971,250
†	Medarex	43,400	286,874
†	Omrix Biopharmaceuticals	12,900	203,046
†	Onyx Pharmaceuticals	7,200	256,320
†	OSI Pharmaceuticals	6,700	276,844
†	Regeneron Pharmaceuticals	16,000	231,040
†	United Therapeutics	7,300	713,575
†	Vertex Pharmaceuticals	44,500	1,489,415

			13,557,078

	Building Products–0.08%
	AAON	19,450	374,607

			374,607

	Capital Markets–1.04%
	Blackstone Group	62,000	1,129,020
	Greenhill	6,400	344,704
	Morgan Stanley	65,100	2,348,157
	optionsXpress Holdings	15,400	344,036
†	Riskmetrics Group	16,030	314,829
	Waddell & Reed Financial	12,200	427,122

			4,907,868

	Chemicals–2.29%
	Cytec Industries	22,500	1,227,600
	Dow Chemical	75,700	2,642,687
	duPont (E.I.) deNemours	68,000	2,916,520
	Ferro	29,100	545,916
	Hercules	28,600	484,198
	Lubrizol	37,900	1,755,907
†	OM Group	8,900	291,831
†	PolyOne	56,000	390,320
†	Rockwood Holdings	15,400	535,920

			10,790,899

	Commercial Banks–0.81%
	Bancfirst	7,300	312,440
	Citizens Republic Bancorp	35,600	100,392
	City Holding	7,800	318,006
	Colonial BancGroup	34,300	151,606
	East West Bancorp	21,200	149,672
	Trustmark	15,500	273,575
	U.S. Bancorp	89,500	2,496,155

			3,801,846

	Commercial Services & Supplies–1.01%
	Administaff	13,200	368,148
	American Ecology	7,400	218,522
	Healthcare Services Group	22,250	338,423
†	Kforce	30,700	260,643
	McGrath RentCorp	12,000	295,080
	Republic Services	56,900	1,689,930
	Robert Half International	35,500	850,935
†	SYKES Enterprises	11,000	207,460
†	TeleTech Holdings	7,800	155,688
†	United Stationers	10,000	369,500

			4,754,329

	Communications Equipment–2.63%
†	Cisco Systems	196,600	4,572,916
	Corning	124,400	2,867,420
†	Harris Stratex Networks Class A	28,400	269,516
†	NETGEAR	20,600	285,516
	QUALCOMM	79,400	3,522,978
†	Tekelec	29,000	426,590
†	Viasat	20,300	410,263

			12,355,199

	Computers & Peripherals–3.52%
†	Apple	28,000	4,688,320
†	EMC	201,600	2,961,504
	Hewlett-Packard	90,500	4,001,005
	International Business Machines	38,100	4,515,993
†	Synaptics	10,500	396,165

			16,562,987

	Construction & Engineering–0.50%
	Fluor	7,500	1,395,600
	Granite Construction	9,400	296,382
†	Perini	7,000	231,350
†	URS	10,000	419,700

			2,343,032

LVIP Delaware Managed Fund–3

LVIP Delaware Managed Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S.$)

	COMMON STOCK (continued)
	Consumer Finance–0.36%
	Capital One Financial	44,700	$1,699,047

			1,699,047

	Containers & Packaging–0.08%
	Rock-Tenn Class A	11,900	356,881

			356,881

	Diversified Consumer Services–0.21%
	DeVry	18,600	997,332

			997,332

	Diversified Financial Services–1.74%
	Bank of America	135,400	3,231,998
	Citigroup	69,000	1,156,440
	JPMorgan Chase	111,100	3,811,841

			8,200,279

	Diversified Telecommunications Services–1.49%
	Alaska Communications Systems Group	32,200	384,468
	AT&T	45,100	1,519,419
	Embarq	21,900	1,035,213
	NTELOS Holdings	14,300	362,791
	Verizon Communications	105,200	3,724,080

			7,025,971

	Electric Utilities–2.07%
	Cleco	20,800	485,264
	Exelon	28,600	2,572,856
	FirstEnergy	30,300	2,494,599
	Otter Tail	16,900	656,227
	PPL	67,900	3,549,133

			9,758,079

	Electrical Equipment–0.44%
	Acuity Brands	7,800	375,024
	Roper Industries	25,700	1,693,116

			2,068,140

	Electronic Equipment & Instruments–0.21%
†	Anixter International	7,000	416,430
†	FARO Technologies	8,300	208,911
†	Rofin-Sinar Technologies	11,500	347,300

			972,641

	Energy Equipment & Services–3.74%
†	Bristow Group	10,200	504,798
†	Complete Production Services	16,700	608,214
†	Grey Wolf	33,500	302,505
	Halliburton	65,400	3,470,778
†	Nabors Industries	90,800	4,470,084
†	National Oilwell Varco	34,200	3,034,224
	Schlumberger	42,900	4,608,747
†	W-H Energy Services	6,500	622,310

			17,621,660

	Food & Staples Retailing–1.93%
	Casey’s General Stores	23,900	553,763
	CVS Caremark	88,500	3,501,945
	Longs Drug Stores	10,800	454,788
	Wal-Mart Stores	81,200	4,563,440

			9,073,936

	Food Products–0.08%
	Seaboard	252	390,852

			390,852

	Health Care Equipment & Supplies–1.76%
†	Align Technology	26,400	276,936
†	Gen-Probe	40,300	1,913,444
†	Hologic	76,600	1,669,880
	Medtronic	65,500	3,389,625
	Mentor	13,300	370,006
†	Quidel	15,200	251,104
	Vital Signs	6,900	391,782

			8,262,777

	Health Care Providers & Services–1.35%
†	AMN Healthcare Services	27,100	458,532
†	Express Scripts	37,800	2,370,816
†	Healthways	9,500	281,200
†	Psychiatric Solutions	11,900	450,296
†	Res-Care	21,100	375,158
†	Sun Healthcare Group	31,500	421,785
	UnitedHealth Group	64,600	1,695,750
	Universal Health Services Class B	4,600	290,812

			6,344,349

	Hotels, Restaurants & Leisure–2.21%
†	AFC Enterprises	28,100	224,519
†	Bally Technologies	10,000	338,000
†	Buffalo Wild Wings	12,400	307,892
	Burger King Holdings	105,400	2,823,666
	CKE Restaurants	35,700	445,179
	DineEquity	6,300	235,368
†	Jack in the Box	16,100	360,801
	Marriott International Class A	54,700	1,435,328
	McDonald’s	63,400	3,564,348
†	Papa John’s International	14,700	390,873
†	WMS Industries	9,500	282,815

			10,408,789

	Household Durables–0.91%
	Fortune Brands	28,400	1,772,444
†	Jarden	119,300	2,176,032
†	Universal Electronics	15,600	326,040

			4,274,516

	Household Products–1.28%
	Procter & Gamble	98,700	6,001,947

			6,001,947

LVIP Delaware Managed Fund–4

LVIP Delaware Managed Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S.$)

	COMMON STOCK (continued)
	Independent Power Producers & Energy Traders–0.11%
	Black Hills	15,600	$500,136

			500,136

	Industrial Conglomerates–1.43%
	General Electric	157,800	4,211,682
	Textron	52,400	2,511,532

			6,723,214

	Insurance–3.20%
	AFLAC	35,300	2,216,840
	American International Group	104,400	2,762,424
	Aspen Insurance Holdings	20,100	475,767
	Berkley (W.R.)	56,700	1,369,872
	Delphi Financial Group	11,000	254,540
	Everest Re Group	14,700	1,171,737
	FBL Financial Group Class A	16,000	318,080
	Hanover Insurance Group	34,500	1,466,250
	Harleysville Group	8,300	280,789
	Horace Mann Educators	17,900	250,958
	Max Capital Group	19,900	424,467
†	ProAssurance	5,500	264,605
	Prudential Financial	49,400	2,951,156
	RLI	11,300	559,011
†	United America Indemnity Class A	22,000	294,140

			15,060,636

	Internet Software & Services–1.24%
†	Chordiant Software	15,400	77,000
†	DealerTrack Holdings	11,100	156,621
†	Digital River	9,400	362,652
†	Google Class A	7,600	4,000,792
†	j2 Global Communications	18,800	432,400
†	SAVVIS	20,100	259,491
	United Online	30,500	305,915
†	ValueClick	16,800	254,520

			5,849,391

	IT Services–1.04%
	Accenture Class A	54,400	2,215,168
	Heartland Payment Systems	12,800	302,080
†	iGate	25,900	210,567
	infoGROUP	51,500	226,085
†	Sapient	43,200	277,344
†	SI International	11,200	234,528
†	Virtusa Corp	19,900	201,587
†	Visa Class A	15,100	1,227,781

			4,895,140

	Life Sciences Tools & Services–0.28%
†	Bio-Rad Laboratories Class A	4,900	396,361
†	Dionex	4,900	325,213
†	Kendle International	7,400	268,842
†	Techne	4,500	348,255

			1,338,671

	Machinery–1.24%
	Barnes Group	17,900	413,311
	Caterpillar	50,700	3,742,674
†	Chart Industries	10,800	525,312
†	Columbus McKinnon	15,300	368,424
†	Kadant	10,600	239,560
	Lincoln Electric Holdings	7,100	558,770

			5,848,051

	Marine–0.05%
†	TBS International Class A	6,400	255,680

			255,680

	Media–1.47%
	Comcast Class A	113,100	2,145,507
	Disney (Walt)	74,300	2,318,160
	Entercom Communications Class A	22,500	157,950
†	Marvel Entertainment	9,200	295,688
	National CineMedia	21,800	232,388
†	Scholastic	8,800	252,208
†	Viacom Class B	49,400	1,508,676

			6,910,577

	Metals & Mining–0.06%
†	Horsehead Holding	23,200	282,112

			282,112

	Multiline Retail–0.38%
	Macy’s	92,400	1,794,408

			1,794,408

	Multi-Utilities–0.37%
	Sempra Energy	30,500	1,721,725

			1,721,725

	Oil, Gas & Consumable Fuels–8.31%
	Apache	19,700	2,738,300
	Arch Coal	18,100	1,358,043
†	Brigham Exploration	10,200	161,466
	Cabot Oil & Gas	27,200	1,842,256
†	Callon Petroleum	5,800	158,688
	Chevron	33,000	3,271,290
	ConocoPhillips	68,500	6,465,715
	EOG Resources	12,600	1,653,120
†	EXCO Resources	12,000	442,920
	Exxon Mobil	87,100	7,676,122
†	Mariner Energy	11,600	428,852
	Occidental Petroleum	50,800	4,564,888
	Penn Virginia	12,900	972,918
†	PetroHawk Energy	34,800	1,611,588
†	Petroquest Energy	32,200	866,180
	St. Mary Land & Exploration	72,400	4,679,936
†	Warren Resources	15,700	230,476

			39,122,758

LVIP Delaware Managed Fund–5

LVIP Delaware Managed Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S.$)

	COMMON STOCK (continued)
	Personal Products–0.17%
	Alberto-Culver	15,400	$404,558
†	Chattem	6,000	390,300

			794,858

	Pharmaceuticals–3.38%
†	Eurand	24,700	351,234
	Johnson & Johnson	105,800	6,807,172
	Merck	103,900	3,915,991
†	Noven Pharmaceuticals	20,500	219,145
	Pfizer	78,600	1,373,142
†	Sciele Pharma	16,800	325,080
	Wyeth	60,700	2,911,172

			15,902,936
	Real Estate Investment Trusts–0.97%
	Digital Realty Trust	5,800	237,278
	First Industrial Realty Trust	13,400	368,098
	Home Properties	8,200	394,092
	Host Hotels & Resorts	60,800	829,920
	Nationwide Health Properties	8,700	273,963
	Pennsylvania Real Estate Investment Trust	13,500	312,390
	Senior Housing Properties Trust	24,700	482,391
	Simon Property Group	13,100	1,177,559
	Sovran Self Storage	11,500	477,940

			4,553,631

	Road & Rail–0.66%
	Norfolk Southern	49,500	3,102,165

			3,102,165

	Semiconductors & Semiconductor Equipment–1.85%
	Applied Materials	119,300	2,277,437
	Intel	165,700	3,559,236
†	Kulicke & Soffa Industries	48,700	355,023
†	ON Semiconductor	44,000	403,480
	Texas Instruments	75,500	2,126,080

			8,721,256

	Software–2.81%
†	Blackboard	13,200	504,636
†	JDA Software Group	16,400	296,840
†	Lawson Software	54,700	397,669
†	McAfee	30,300	1,031,109
	Microsoft	257,100	7,072,821
†	Nuance Communications	60,800	952,736
†	Oracle	58,000	1,218,000
†	Progress Software	18,300	467,931
	Quality Systems	10,200	298,656
†	Secure Computing	43,900	181,746
†	SPSS	6,300	229,131
†	Synchronoss Technologies	15,400	139,062
†	Wind River Systems	39,400	429,066

			13,219,403
	Specialty Retail–0.83%
	Abercrombie & Fitch Class A	39,800	2,494,664
†	Aeropostale	17,850	559,241
†	J. Crew Group	11,900	392,819
†	Jos. A. Bank Clothiers	16,200	433,350

			3,880,074

	Textiles, Apparel & Luxury Goods–1.38%
†	Fossil	12,500	363,375
	NIKE Class B	27,800	1,657,158
	Phillips-Van Heusen	56,500	2,069,030
†	True Religion Apparel	12,200	325,130
†	Warnaco Group	47,200	2,080,104

			6,494,797

	Thrift & Mortgage Finance–0.13%
	Dime Community Bancshares	18,500	305,435
	First Niagara Financial Group	23,000	295,780

			601,215

	Tobacco–0.25%
	Altria Group	16,500	339,240
†	Philip Morris International	16,500	814,935

			1,154,175

	Trading Company & Distributors–0.05%
	Applied Industrial Technologies	9,800	236,866

			236,866

	Wireless Telecommunication Services–0.30%
†	MetroPCS Communications	79,500	1,407,945

			1,407,945

	Total Common Stock (Cost $277,109,488)		330,011,631

•	CONVERTIBLE PREFERRED STOCK–0.04%
	Citigroup Funding 4.973% exercise price $29.50, expiration date 9/27/08	9,900	183,744

	Total Convertible Preferred Stock
	(Cost $313,519)		183,744

•	PREFERRED STOCK–0.10%
	JPMorgan Chase 7.90%	475,000	446,704

	Total Preferred Stock (Cost $471,361)		446,704

LVIP Delaware Managed Fund–6

LVIP Delaware Managed Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S.$)

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.15%
	Fannie Mae
	Series 2002-83 GH 5.00% 12/25/17	USD	535,000	$531,410
	Series 2003-122 AJ 4.50% 2/25/28		150,544	149,537
	Series 2005-67 EY 5.50% 8/25/25		185,000	177,258
	Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		106,365	116,305
	Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44		237,252	247,982
	Freddie Mac
	Series 2662 MA 4.50% 10/15/31		296,802	296,830
	Series 2694 QG 4.50% 1/15/29		400,000	398,528
	Series 2915 KP 5.00% 11/15/29		340,000	341,512
	Series 3005 ED 5.00% 7/15/25		500,000	482,937
	Series 3113 QA 5.00% 11/15/25		451,533	457,070
	Series 3131 MC 5.50% 4/15/33		285,000	288,592
	Series 3173 PE 6.00% 4/15/35		695,000	712,697
	Series 3337 PB 5.50% 7/15/30		350,000	354,277
	Series 3416 GK 4.00% 7/15/22		351,215	338,549
◆	Freddie Mac Structured Pass Through Securities
	Series T-58 2A 6.50% 9/25/43		188,614	197,528
	•Series T-60 1A4C 5.395% 3/25/44		314,974	316,413
	GNMA Series 2002-61 BA 4.648% 3/16/26		21,187	21,322

	Total Agency Collateralized Mortgage Obligations (Cost $5,388,554)			5,428,747

	AGENCY MORTGAGE-BACKED SECURITIES-6.82%
	Fannie Mae 6.50% 8/1/17		148,492	154,472
•	Fannie Mae ARM
	5.129% 11/1/35		211,904	213,934
	5.226% 3/1/38		334,322	337,527
	5.244% 3/1/38		499,173	504,296
	5.394% 4/1/36		287,069	291,518
	5.87% 9/1/37		454,970	466,894
	Fannie Mae Relocation 15 yr 4.00% 9/1/20	USD	571,552	535,749
	Fannie Mae Relocation 30 yr
	4.00% 3/1/35		398,968	363,554
	5.00% 1/1/34		166,287	160,861
	5.00% 10/1/35		180,441	174,401
	5.00% 2/1/36		632,090	610,569
	Fannie Mae S.F. 15 yr
	4.50% 6/1/23		589,941	570,657
	5.00% 5/1/21		958,308	954,704
	5.50% 6/1/23		1,335,000	1,345,360
	6.00% 8/1/22		1,920,000	1,970,640
	Fannie Mae S.F. 15 yr TBA 5.00% 7/1/23		1,245,000	1,230,994
	Fannie Mae S.F. 30 yr
	5.50% 3/1/29		404,990	402,198
	5.50% 4/1/29		265,273	263,445
	5.50% 7/1/37		2,523,253	2,490,338
	5.50% 12/1/37		1,699,747	1,677,574
	6.00% 12/1/37		1,044,998	1,055,532
	6.50% 6/1/36		389,418	401,459
	6.50% 9/1/36		1,183,469	1,220,059
	6.50% 10/1/36		368,790	380,192
	6.50% 3/1/37		321,691	331,637
	6.50% 7/1/37		633,498	652,970
	6.50% 8/1/37		48,293	49,775
	6.50% 11/1/37		2,076,603	2,140,366
	6.50% 12/1/37		424,559	437,595
	7.00% 12/1/37		260,857	273,728
	7.50% 6/1/31		44,384	47,826
	Fannie Mae S.F. 30 yr TBA 5.50% 7/1/38		2,090,000	2,059,956
•	Freddie Mac ARM
	5.512% 8/1/36		393,937	401,087
	5.675% 7/1/36		264,778	270,075
	5.824% 10/1/36		533,236	540,630
	6.937% 4/1/34		57,783	58,179
	Freddie Mac S.F. 15 yr
	4.00% 2/1/14		141,214	138,951
	5.00% 6/1/18		261,034	260,474
	Freddie Mac S.F. 30 yr
	6.00% 6/1/37		737,968	746,486
	7.00% 11/1/33		8,086	8,539
	Freddie Mac S.F. 30 yr TBA
	5.00% 7/1/38		3,010,000	2,883,957
	5.50% 7/1/38		985,000	970,379
	GNMA I S.F. 30 yr
	7.00% 12/15/34		320,220	341,638
	7.50% 1/15/32		22,055	23,721

LVIP Delaware Managed Fund–7

LVIP Delaware Managed Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S.$)

	AGENCY MORTGAGE-BACKED SECURITIES (continued)
	GNMA S.F. 30 yr TBA
	5.50% 7/1/38	USD	825,000	$820,875
	6.00% 7/1/38		825,000	837,375

	Total Agency Mortgage-Backed Securities (Cost $32,051,972)			32,073,146
	AGENCY OBLIGATIONS-1.51%
	Fannie Mae
	3.25% 4/9/13		120,000	115,598
	3.625% 2/12/13		1,185,000	1,162,594
	4.875% 5/18/12		20,000	20,696
	5.00% 2/16/12		1,775,000	1,842,565
	ˆ5.42% 10/9/19		920,000	507,536
	6.25% 2/1/11		545,000	571,797
	Freddie Mac
	4.75% 3/5/12		1,495,000	1,538,765
	5.00% 12/14/18		750,000	702,287
	5.125% 11/17/17		195,000	200,708
	Tennessee Valley Authority 4.875% 1/15/48		450,000	421,425

	Total Agency Obligations (Cost $7,230,724)			7,083,971
	COMMERCIAL MORTGAGE-BACKED SECURITIES-1.87%
•	Bank of America Commercial Mortgage Securities
	Series 2004-3 A5 5.493% 6/10/39		190,000	190,214
	Series 2005-6 AM 5.352% 9/10/47		205,000	193,245
	Series 2006-3 A4 5.889% 7/10/44		300,000	293,954
	Series 2007-3 A4 5.838% 6/10/49		285,000	269,415
	Bear Stearns Commercial Mortgage Securities
	#Series 2004-ESA E 144A
	5.064% 5/14/16		465,000	471,297
	•Series 2006-PW12 A4 5.902% 9/11/38		200,000	195,031
	Series 2006-PW14 A4 5.201% 12/11/38		300,000	279,834
	•Series 2007-PW16 A4 5.902% 6/11/40		905,000	860,914
	•Series 2007-T28 A4 5.742% 9/11/42		485,000	458,407
◆	Commercial Mortgage Pass Through Certificates
•	#Series 2001-J1A A2 144A
	6.457% 2/14/34		284,831	291,568
	Series 2006-C7 A2 5.69% 6/10/46		290,000	289,953
#	Crown Castle Towers 144A
	Series 2005-1A C 5.074% 6/15/35	USD	225,000	214,940
	Series 2006-1A B 5.362% 11/15/36		190,000	181,308
	General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35		120,000	122,701
•	Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36		190,000	186,725
	Goldman Sachs Mortgage Securities II
	Series 2005-GG4 A4 4.761% 7/10/39		220,000	206,415
•	@#Series 2006-RR3 A1S 144A
	5.76% 7/18/56		425,000	278,528
	JPMorgan Chase Commercial Mortgage Securities
	Series 2002-C1 A3 5.376% 7/12/37		310,000	312,528
	Series 2003-C1 A2 4.985% 1/12/37		580,000	564,026
	Series 2006-LDP9 A2 5.134% 5/15/47		150,000	139,116
	Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31		485,000	502,884
#	Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34		275,000	203,125
•	Morgan Stanley Capital I
	#Series 1999-FNV1 G 144A 6.12% 3/15/31		145,000	142,793
	Series 2007-IQ14 A4 5.692% 4/15/49		260,000	245,178
	Series 2007-T27 A4 5.803% 6/13/42		150,000	142,182
•#	Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.579% 2/15/33		100,000	89,631
•	@#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18		231,373	226,746
#	Tower 144A
	Series 2004-2A A 4.232% 12/15/14		395,000	391,445
	Series 2006-1 B 5.588% 2/15/36		160,000	154,754
	Series 2006-1 C 5.707% 2/15/36		240,000	230,110

LVIP Delaware Managed Fund–8

LVIP Delaware Managed Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S.$)

	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
	Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	USD	480,000	$475,068

	Total Commercial Mortgage-Backed Securities (Cost $9,262,549)			8,804,035
•	CONVERTIBLE BOND-0.06%
	Wyeth 3.581% 1/15/24 exercise price $60.09, expiration date 1/15/24		270,000	277,074

	Total Convertible Bond (Cost $289,882)			277,074
	CORPORATE BONDS-7.49%
	Aerospace & Defense–0.04%
	Lockheed Martin 4.121% 3/14/13		185,000	179,831

				179,831

	Auto Components–0.02%
	Lear 8.75% 12/1/16		95,000	74,575

				74,575

	Automobiles–0.08%
•	DaimlerChrysler North America 3.234% 8/3/09		371,000	368,035

				368,035

	Beverages–0.16%
	Diageo Capital 5.75% 10/23/17		277,000	273,882
#	Dr Pepper Snapple Group 144A 6.82% 5/1/18		465,000	467,747

				741,629

	Biotechnology–0.10%
	Amgen
	5.85% 6/1/17		260,000	256,529
	6.15% 6/1/18		200,000	201,381

				457,910

	Capital Markets–0.94%
	Bank of New York Mellon 4.50% 4/1/13		590,000	575,742
	Capmark Financial Group 6.30% 5/10/17		214,000	138,539
	Goldman Sachs Group
	6.15% 4/1/18		380,000	369,324
	6.75% 10/1/37		117,000	107,348
•	#144A 2.92% 2/24/09		2,500,000	2,486,042
	Lazard Group 6.85% 6/15/17		130,000	114,843
	Lehman Brothers Holdings
	5.625% 1/24/13	USD	229,000	216,963
	6.875% 7/17/37		235,000	202,865
	Merrill Lynch 6.875% 4/25/18		215,000	204,978

				4,416,644

	Chemicals–0.08%
	Lubrizol 4.625% 10/1/09		153,000	152,328
	Rohm & Haas 5.60% 3/15/13		218,000	218,648

				370,976

	Commercial Banks–0.74%
	Bank of America
	4.90% 5/1/13		320,000	309,145
	5.65% 5/1/18		215,000	201,090
	•8.00% 12/29/49		90,000	84,455
#	CoBank ACB 144A 7.875% 4/16/18		250,000	248,666
	Korea Development Bank 5.30% 1/17/13		270,000	268,266
#	National Australia Bank 144A 5.35% 6/12/13		470,000	469,760
	PNC Bank 6.875% 4/1/18		500,000	496,867
•@ Π	Popular North America 3.128% 4/6/09		234,000	228,913
	Silicon Valley Bank 5.70% 6/1/12		250,000	232,806
	U.S. Bank North America
	4.80% 4/15/15		173,000	167,062
	4.95% 10/30/14		250,000	246,807
•	USB Capital IX 6.189% 4/15/49		80,000	60,836
	Wells Fargo 5.625% 12/11/17		95,000	92,082
•	Wells Fargo Capital XIII 7.70% 12/29/49		355,000	353,231

				3,459,986

	Commercial Services & Supplies–0.05%
	Allied Waste North America 7.875% 4/15/13		45,000	46,013
	ARAMARK 8.50% 2/1/15		174,000	171,390

				217,403

	Communications Equipment–0.03%
	Lucent Technologies 6.45% 3/15/29		200,000	154,000

				154,000

LVIP Delaware Managed Fund–9

LVIP Delaware Managed Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S.$)

	CORPORATE BONDS (continued)
	Consumer Finance–0.17%
	International Lease Finance
	5.35% 3/1/12	USD	233,000	$208,634
	5.875% 5/1/13		148,000	132,177
	6.375% 3/25/13		220,000	201,007
	6.625% 11/15/13		290,000	260,846

				802,664

	Diversified Financial Services–0.19%
	Citigroup 6.125% 5/15/18		135,000	129,425
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65		160,000	133,735
	JPMorgan Chase 6.40% 5/15/38		85,000	79,091
	JPMorgan Chase Capital XXV 6.80% 10/1/37		342,000	307,883
•#	USB Realty 144A 6.091% 12/22/49		300,000	219,176

				869,310

	Diversified Telecommunications Services–0.46%
	AT&T 5.60% 5/15/18		365,000	356,789
	Citizens Communications 7.125% 3/15/19		175,000	157,500
	France Telecom 7.75% 3/1/11		240,000	254,323
	Intelsat Jackson Holdings 11.25% 6/15/16		80,000	81,400
	Telecom Italia Capital
	4.00% 1/15/10		370,000	365,159
	7.721% 6/4/38		170,000	173,252
	Telefonica Emisiones 5.984% 6/20/11		180,000	182,785
	Verizon Communications 5.55% 2/15/16		440,000	429,235
	Windstream 8.125% 8/1/13		160,000	160,400

				2,160,843

	Electric Utilities–0.45%
	Baltimore Gas & Electric 6.125% 7/1/13		155,000	157,083
	Columbus Southern Power 6.05% 5/1/18		115,000	114,543
	Commonwealth Edison 6.15% 9/15/17		230,000	229,767
	Connecticut Light & Power 5.65% 5/1/18		140,000	138,400
	Detroit Edison 5.60% 6/15/18		150,000	148,946
	Florida Power 6.40% 6/15/38		245,000	249,670
	Illinois Power 6.125% 11/15/17	USD	165,000	157,876
#	Korea Southern Power 144A 5.375% 4/18/13		150,000	147,776
	PECO Energy 5.35% 3/1/18		110,000	107,856
#	Power Contract Financing 144A 6.256% 2/1/10		264,921	268,097
	Public Service Electric & Gas 5.30% 5/1/18		165,000	163,086
	Union Electric 6.70% 2/1/19		100,000	101,483
#	West Penn Power 144A 5.95% 12/15/17		120,000	120,399

				2,104,982

	Energy Equipment & Services–0.02%
	Weatherford International 6.00% 3/15/18		110,000	108,759

				108,759

	Food & Staples Retailing–0.22%
	CVS Caremark
	4.875% 9/15/14		251,000	243,952
	5.75% 6/1/17		269,000	265,030
	Kroger
	4.95% 1/15/15		77,000	73,429
	6.75% 4/15/12		171,000	180,228
	Wal-Mart Stores 6.20% 4/15/38		288,000	283,925

				1,046,564

	Food Products–0.12%
	Kellogg 5.125% 12/3/12		118,000	119,669
	Kraft Foods 6.125% 2/1/18		460,000	447,954

				567,623

	Gas Utilities–0.13%
	Southern Union 6.15% 8/16/08		600,000	600,630

				600,630

	Health Care Equipment & Supplies–0.08%
	Covidien International Finance
	6.00% 10/15/17		133,000	134,846
	6.55% 10/15/37		231,000	233,749

				368,595

	Health Care Providers & Services–0.29%
	HCA PIK 9.625% 11/15/16		80,000	82,600
	Quest Diagnostic 5.45% 11/1/15		294,000	278,603

LVIP Delaware Managed Fund–10

LVIP Delaware Managed Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S.$)

	CORPORATE BONDS (continued)
	Health Care Providers & Services (continued)
	UnitedHealth Group
	5.50% 11/15/12	USD	333,000	$327,097
	5.80% 3/15/36		174,000	144,465
	WellPoint
	5.00% 1/15/11		310,000	306,545
	5.00% 12/15/14		252,000	236,783

				1,376,093

	Hotels, Restaurants & Leisure–0.02%
	MGM MIRAGE 7.50% 6/1/16		120,000	99,300

				99,300

	Household Durables–0.13%
	Centex 4.875% 8/15/08		610,000	610,763

				610,763

	Independent Power Producers & Energy Traders–0.03%
	NRG Energy 7.375% 2/1/16		165,000	155,719

				155,719

	Industrial Conglomerates–0.03%
	Textron 6.50% 6/1/12		150,000	157,128

				157,128

	Insurance–0.34%
	Berkshire Hathaway Finance
	4.85% 1/15/15		201,000	198,253
	#144A 5.40% 5/15/18		190,000	190,257
•	Hartford Financial Services Group 8.125% 6/15/38		375,000	365,581
•#	MetLife Capital Trust X 144A 9.25% 4/8/38		400,000	431,867
Π@	Montpelier Re Holdings 6.125% 8/15/13		105,000	102,400
•@◆#	Twin Reefs Pass Through Trust 144A 3.449% 12/31/49		300,000	11,025
	Unitrin 6.00% 5/15/17		322,000	290,175

				1,589,558

	IT Services–0.03%
	Sungard Data Systems 9.125% 8/15/13		128,000	129,920

				129,920

	Media–0.41%
	Comcast
	•3.01% 7/14/09		166,000	164,718
	5.875% 2/15/18		285,000	274,690
	6.30% 11/15/17		247,000	245,205
	News America 6.65% 11/15/37		85,000	83,260
	Thomson Reuters
	5.95% 7/15/13	USD	200,000	201,020
	6.50% 7/15/18		265,000	264,548
	Time Warner Cable 7.30% 7/1/38		200,000	199,371
	Viacom 5.75% 4/30/11		209,000	209,622
#	Vivendi 144A 6.625% 4/4/18		300,000	298,303

				1,940,737

	Metals & Mining–0.16%
#	ArcelorMittal 144A 6.125% 6/1/18		430,000	420,990
◆	Newmont Gold Pass Through Trusts 1994 8.91% 1/5/09		20,307	20,753
	Rio Tinto Finance USA 6.50% 7/15/18		330,000	331,605

				773,348

	Multi-Utilities–0.05%
	Dominion Resources 6.40% 6/15/18		240,000	242,574

				242,574

	Office Electronics–0.06%
	Xerox
	5.50% 5/15/12		120,000	118,715
	6.35% 5/15/18		185,000	182,944

				301,659

	Oil, Gas & Consumable Fuels–0.75%
	CenterPoint Energy Resources 6.00% 5/15/18		315,000	302,458
	ConocoPhillips 5.20% 5/15/18		135,000	133,299
#	Enbridge Energy Partners 144A 6.50% 4/15/18		395,000	397,419
	EnCana Holdings Finance 5.80% 5/1/14		94,000	95,135
	Enterprise Products Operating
	5.60% 10/15/14		148,000	145,170
	6.50% 1/31/19		220,000	221,585
	Kinder Morgan Energy Partners
	5.125% 11/15/14		120,000	113,032
	6.95% 1/15/38		280,000	278,771
#	Lukoil International Finance 144A 6.356% 6/7/17		100,000	94,375
	Petro-Canada 6.05% 5/15/18		350,000	345,554
#	Plains All American Pipeline 144A 6.50% 5/1/18		445,000	444,135
#	Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		315,000	306,383

LVIP Delaware Managed Fund–11

LVIP Delaware Managed Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S.$)

	CORPORATE BONDS (continued)
	Oil, Gas & Consumable Fuels (continued)
	Suncor Energy 6.10% 6/1/18	USD	400,000	$401,951
	Valero Energy
	6.125% 6/15/17		163,000	157,689
	6.625% 6/15/37		102,000	93,804

				3,530,760

	Paper & Forest Products–0.10%
	International Paper 7.95% 6/15/18		190,000	189,263
#	Nine Dragons Paper Holdings 144A 7.875% 4/29/13		270,000	265,351

				454,614

	Pharmaceuticals–0.32%
	AstraZeneca 5.90% 9/15/17		178,000	182,773
	GlaxoSmithKline Capital 5.65% 5/15/18		405,000	404,209
	Schering-Plough 6.00% 9/15/17		265,000	262,155
	Wyeth 5.50% 2/1/14		657,000	663,099

				1,512,236

	Real Estate Investment Trusts–0.12%
	iStar Financial
	5.15% 3/1/12		162,000	133,756
	5.875% 3/15/16		260,000	205,133
	8.625% 6/1/13		45,000	41,215
	Regency Centers 5.875% 6/15/17		211,000	195,619

				575,723

	Road & Rail–0.22%
	Burlington North Santa Fe
	5.65% 5/1/17		172,000	168,422
	5.75% 3/15/18		289,000	282,988
	Hertz 8.875% 1/1/14		90,000	82,800
#	Norfolk Southern 144A 5.75% 4/1/18		120,000	118,320
	Red Arrow International Leasing 8.375% 6/30/12	RUB	9,324,317	398,029

				1,050,559

	Software–0.08%
	Oracle 5.75% 4/15/18	USD	390,000	390,388

				390,388

	Textiles, Apparel & Luxury Goods–0.03%
	VF 5.95% 11/1/17		140,000	138,950

				138,950

	Tobacco–0.07%
	Philip Morris International 5.65% 5/16/18	USD	330,000	321,345

				321,345

	Wireless Telecommunication Services–0.17%
	AT&T Wireless 8.125% 5/1/12		584,000	640,181
	MetroPCS Wireless 9.25% 11/1/14		170,000	164,475

				804,656

	Total Corporate Bonds (Cost $36,170,340)			35,226,989

	MUNICIPAL BONDS–1.06%
	California State 5.00% 2/1/33		265,000	262,766
	California State University Systemwide Revenue Series A 5.00% 11/1/30 (AMBAC)		305,000	306,382
	Massachusetts Bay Transportation Authority 5.00% 7/1/19		100,000	107,356
	Massachusetts Health & Education Facilities Authority Revenue (Harvard University) Series A
	5.00% 7/15/36		495,000	502,916
	New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29		320,000	314,259
	New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)		310,000	318,147
	New York Tobacco Settlement Financing Authority Series B 5.00% 6/1/10		450,000	465,903
	North Texas Tollway Authority Revenue (First Tier System) Refunding Series A
	5.50% 1/1/18		80,000	85,175
	6.00% 1/1/19		40,000	43,788
	6.00% 1/1/20		200,000	217,030
	Oregon State Taxable Pension 5.892% 6/1/27		485,000	492,629
	Portland, Oregon Sewer System Revenue (First Lien) Refunding Series A
	5.00% 6/15/18		335,000	360,748
	Texas Transportation Community Mobility 5.00% 4/1/19		315,000	336,798

LVIP Delaware Managed Fund–12

LVIP Delaware Managed Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S.$)

	MUNICIPAL BONDS (continued)
	Triborough, New York Bridge & Tunnel Authority Series A
	5.00% 11/15/18	USD	235,000	$254,265
	5.00% 11/15/19		240,000	256,298
	University of Texas Financing Authority Refunding Series A 5.25% 8/15/18		100,000	109,890
	West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)		145,000	143,975
	West Virginia Tobacco Settlement Finance Authority Revenue Series A 7.467% 6/1/47		445,000	408,697

	Total Municipal Bonds (Cost $5,037,396)			4,987,022

	NON-AGENCY ASSET-BACKED SECURITIES–3.40%
•	Bank of America Credit Card Trust
	Series 2006-A10 A10 2.451% 2/15/12		680,000	676,199
	Series 2008-A5 A5 3.671% 12/16/13		525,000	532,793
#	Cabela’s Master Credit Card Trust 2008-1A A1 144A 4.31% 12/16/13		360,000	354,444
	Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11		540,000	548,156
	Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		400,000	392,336
	Caterpillar Financial Asset Trust
	Series 2007-A A3A 5.34% 6/25/12		140,000	141,943
	Series 2008-A A3 4.94% 4/25/14		165,000	165,337
@#	Cendant Timeshare Receivables Funding 2004-1A A1 144A 3.67% 5/20/16		55,575	52,018
	Chase Issuance Trust Series 2008-A9 A9 4.26% 5/15/13		260,000	258,308
	Citibank Credit Card Issuance Trust
	Series 2007-A3 A3 6.15% 6/15/39		1,010,000	986,333
	•Series 2007-A6 A6 2.70% 7/12/12		5,500,000	5,428,789
	Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36		400,000	352,012
	CNH Equipment Trust
	Series 2007-B A3A 5.40% 10/17/11		200,000	202,627
	Series 2008-A A3 4.12% 5/15/12	USD	105,000	104,687
	Series 2008-A A4A 4.93% 8/15/14		170,000	167,866
	Series 2008-B A3A 4.78% 7/16/12		170,000	170,158
@#	Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35		153	1
	DaimlerChrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		230,000	230,887
	Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20		380,000	369,524
	Series 2008-A4 A4 5.65% 12/15/15		950,000	954,750
#	Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		365,000	336,081
	Ford Credit Auto Owner Trust Series 2007-B A3A 5.15% 11/15/11		180,000	183,056
@ Π•	GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36		80,000	58,813
#	Harley-Davidson Motorcycle Trust Series 2006-1 A2 144A 5.04% 10/15/12		145,127	146,813
	Hyundai Auto Receivables Trust
	Series 2007-A A3A 5.04% 1/17/12		140,000	142,508
	Series 2008-A A3 4.93% 12/17/12		230,000	231,702
	John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12		205,000	204,858
•@#	MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		151,072	135,209
•	MBNA Credit Card Master Note Trust Series 2005-A4 2.511% 11/15/12		155,000	153,236
	Mid-State Trust
	Series 11 A1 4.864% 7/15/38		128,990	117,046
	Series 2004-1 A 6.005% 8/15/37		79,179	77,185
	#Series 2006-1 A 144A 5.787% 10/15/40		173,703	164,043

LVIP Delaware Managed Fund–13

LVIP Delaware Managed Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S.$)

	NON-AGENCY ASSET-BACKED SECURITIES (continued)
	Mid-State Trust
@ Π	Renaissance Home Equity Loan Trust
	Series 2006-2 AF3 5.797% 8/25/36	USD	175,000	$164,173
	Series 2007-2 AF2 5.675% 6/25/37		195,000	176,523
•	Residential Asset Securities Series 2003-KS9 AI6 4.71% 11/25/33		283,609	213,459
	RSB Bondco Series 2007-A A2 5.72% 4/1/18		335,000	340,364
@#	Sail NIM Series 2003-10A A 144A 7.50% 10/27/33		11,041	1
@#	Sierra Receivables Funding Series 2003-2A A1 144A 3.03% 12/15/15		40,447	38,866
	Structured Asset Securities
@ Π	Series 2001-SB1 A2
	3.375% 8/25/31		224,373	198,726
	Series 2005-2XS 1A2A 4.51% 2/25/35		681,864	637,743
	World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		200,000	199,379

	Total Non-Agency Asset-Backed Securities (Cost $16,334,174)			16,008,952

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.04%
	Bank of America Alternative Loan Trust
	Series 2003-10 2A1 6.00% 12/25/33		336,894	312,890
	Series 2004-2 1A1 6.00% 3/25/34		330,316	306,781
	Series 2004-10 1CB1 6.00% 11/25/34		29,480	27,380
	Series 2004-11 1CB1 6.00% 12/25/34		500,772	465,092
	Series 2005-9 5A1 5.50% 10/25/20		191,644	191,584
@ Π•	Bank of America Funding Securities Series 2006-F 1A2 5.179% 7/20/36		379,462	347,863
	Bank of America Mortgage Securities
	•Series 2003-D 1A2 5.372% 5/25/33		1,187	1,184
	•Series 2004-L 4A1 5.152% 1/25/35		368,743	344,538
	Series 2005-9 2A1 4.75% 10/25/20		341,410	332,448
	Bear Stearns Asset-Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	USD	431,718	372,340
•	Citigroup Mortgage Loan Trust
	Series 2007-AR5 1AB 5.612% 4/25/37		473,990	374,575
	Series 2007-AR8 1A3A 6.052% 8/25/37		519,969	472,866
	Countrywide Alternative Loan Trust
	Series 2004-28CB 6A1 6.00% 1/25/35		180,165	163,725
	•Series 2004-J7 1A2 4.673% 8/25/34		29,336	28,754
	Series 2004-J8 1A1 7.00% 9/25/34		168,773	159,912
	Series 2005-57CB 4A3 5.50% 12/25/35		333,182	317,504
@ Π•	Series 2005-63 3A1
	5.889% 11/25/35		499,599	408,227
	Series 2005-85CB 2A2 5.50% 2/25/36		512,428	488,321
	Series 2006-2CB A3 5.50% 3/25/36		455,758	434,652
◆	Countrywide Home Loan Mortgage Pass Through Trust
@ Π•	Series 2004-HYB4 M
	4.595% 9/20/34		154,215	123,871
	Series 2005-23 A1 5.50% 11/25/35		300,584	291,754
	Series 2006-1 A3 6.00% 3/25/36		95,642	93,132
	•Series 2006-HYB1 3A1 5.273% 3/20/36		202,470	158,991
@ Π	Series 2006-HYB3 3A1A
	6.094% 5/25/36		448,601	383,234
	Credit Suisse First Boston Mortgage Securities Series 2004-1 3A1 7.00% 2/25/34		48,264	44,765
	First Horizon Asset Securities
	Series 2003-5 1A17 8.00% 7/25/33		112,639	114,444
	•Series 2004-AR5 4A1 5.70% 10/25/34		246,869	231,089
	First Horizon Asset Securities
	•Series 2007-AR3 2A2 6.309% 11/25/37		844,468	789,126
•	GMAC Mortgage Loan Trust
	Series 2005-AR2 4A 5.182% 5/25/35		403,525	376,478
#	GSMPS Mortgage Loan Trust 144A
	•Series 1998-3 A 7.75% 9/19/27		86,472	85,848

LVIP Delaware Managed Fund–14

LVIP Delaware Managed Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S.$)

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	•Series 1999-3 A 8.00% 8/19/29	USD	137,260	$148,194
	Series 2005-RP1 1A3 8.00% 1/25/35		284,264	282,892
	Series 2005-RP1 1A4 8.50% 1/25/35		244,914	247,661
	Series 2006-RP1 1A3 8.00% 1/25/36		136,637	148,060
	GSR Mortgage Loan Trust
	Series 2006-1F 5A2 6.00% 2/25/36		164,142	162,295
•	JPMorgan Mortgage Trust
	Series 2005-A4 1A1 5.398% 7/25/35		267,343	253,925
	Series 2005-A6 1A2 5.138% 9/25/35		660,000	608,670
	Series 2006-A2 3A3 5.673% 4/25/36		455,000	376,171
	Lehman Mortgage Trust
	Series 2005-2 2A3 5.50% 12/25/35		303,077	291,099
•	MASTR Adjustable Rate Mortgages Trust
	Series 2003-6 1A2 6.70% 12/25/33		58,406	57,144
	Series 2005-6 7A1 5.333% 6/25/35		163,973	154,731
	MASTR Alternative Loans Trust
	Series 2003-6 3A1 8.00% 9/25/33		48,319	50,420
#	MASTR Reperforming Loan Trust
	Series 2005-1 1A5 144A 8.00% 8/25/34		273,490	278,629
	Residential Asset Mortgage Products
	Series 2004-SL4 A3 6.50% 7/25/32		165,328	156,958
•	Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.036% 9/25/36		426,460	398,390
•	Structured ARM Loan Trust
	Series 2004-18 5A 5.50% 12/25/34		245,551	219,900
@ Π	Series 2005-22 4A2 5.375% 12/25/35		49,772	42,970
@ Π	Series 2006-5 5A4 5.528% 6/25/36		103,173	88,022
•	Structured Asset Securities
	Series 2002-22H 1A 6.943% 11/25/32		50,090	47,123
@ Π	Series 2005-6 B2 5.344% 5/25/35		95,702	57,714
◆	Washington Mutual Alternative Mortgage Pass Through Certificates
	Series 2006-5 2CB3 6.00% 7/25/36	USD	418,791	404,174
◆	Washington Mutual Mortgage Pass Through Certificates
	Series 2003-S10 A2 5.00% 10/25/18		645,792	618,115
@ Π•	Series 2006-AR8 1A5 5.882% 8/25/46		87,324	80,174
@ Π	Series 2006-AR8 2A3 6.13% 8/25/36		54,912	48,958
	•Series 2006-AR10 1A1 5.933% 9/25/36		416,098	390,524
	Wells Fargo Mortgage-Backed Securities Trust
	•Series 2004-T A1 5.968% 9/25/34		71,582	69,073
	Series 2005-7 A2 5.25% 9/25/35		300,580	272,397
	Series 2005-11 1A3 5.50% 11/25/35		290,701	283,615
	•Series 2005-AR16 6A4 4.999% 10/25/35		568,414	527,852
	Series 2006-2 3A1 5.75% 3/25/36		383,213	367,405
	Series 2006-4 2A3 5.75% 4/25/36		184,904	182,382
	Series 2006-7 2A1 6.00% 6/25/36		877,310	867,442
	•Series 2006-AR6 7A1 5.111% 3/25/36		878,634	807,927
	•Series 2006-AR11 A7 5.515% 8/25/36		450,622	396,311
	•Series 2006-AR12 1A2 6.025% 9/25/36		225,029	204,576
	•Series 2006-AR14 2A4 6.085% 10/25/36		305,065	276,802
	•Series 2006-AR19 A1 5.634% 12/25/36		304,007	284,047
	Wells Fargo Mortgage-Backed Securities Trust
	Series 2007-8 2A6 6.00% 7/25/37		135,000	125,932
	Series 2007-13 A7 6.00% 9/25/37		504,966	481,611

	Total Non-Agency Collateralized Mortgage Obligations (Cost $20,426,707)			19,003,653

LVIP Delaware Managed Fund–15

LVIP Delaware Managed Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount°		(U.S.$)

	REGIONAL AGENCY–0.07%
	Australia–0.07%
	Queensland Treasury 6.00% 10/14/15	AUD	380,000	$343,733

	Total Regional Agency (Cost $341,055)			343,733
	REGIONAL AUTHORITY–0.06%
	Canada–0.06%
	Quebec Province 4.625% 5/14/18	USD	305,000	299,818

	Total Regional Authority (Cost $303,167)			299,818
	SENIOR SECURED LOANS–0.27%
	Direct TV Term C 5.25% 4/13/13		350,000	347,438
	Dr Pepper Snapple Group 4.801% 4/10/13		336,375	330,488
	Energy Futures Holdings 6.235% 10/10/14		345,000	320,203
	Ford Motor 5.776% 11/29/13		345,000	279,409

	Total Senior Secured Loans (Cost $1,316,036)			1,277,538
	SOVEREIGN DEBT–0.69%
	Argentina–0.05%
	Republic of Argentina 8.28% 12/31/33		333,259	255,443

				255,443

	Germany–0.16%
	Bundesobligation 4.25% 10/12/12	EUR	490,000	757,642

				757,642

	Japan–0.11%
	Japan Government 5 yr Bond 1.10% 12/20/12	JPY	53,200,000	501,156

				501,156

	Mexico–0.14%
	Mexican Government
	5.625% 1/15/17	USD	390,000	395,070
	10.00% 11/20/36	MXN	2,340,000	240,549

				635,619

	Russia–0.09%
	Russia Government 7.50% 3/31/30	USD	384,150	431,593

				431,593

	United Kingdom–0.14%
	U.K. Treasury 8.00% 9/27/13	GBP	290,000	649,923

				649,923

	Total Sovereign Debt (Cost $3,323,192)			3,231,376
	SUPRANATIONAL BANKS–0.55%
	European Investment Bank
	4.25% 7/15/13	USD	275,000	279,344
	6.00% 7/15/09	NZD	697,000	520,490
	7.75% 10/26/10	NZD	427,000	326,179
	11.25% 2/14/13	BRL	1,295,000	785,396
	Inter-American Development Bank 5.75% 6/15/11	AUD	350,000	318,977
	International Bank for Reconstruction & Development 5.75% 6/25/10	RUB	8,600,000	367,018

	Total Supranational Banks (Cost $2,581,594)			2,597,404
	U.S. TREASURY OBLIGATIONS–1.03%
	U.S. Treasury Bond 5.00% 5/15/37	USD	110,000	118,251
	U.S. Treasury Inflation Index Notes 1.625% 1/15/15		1,715,351	1,772,038
	U.S. Treasury Notes
	3.375% 6/30/13		2,735,000	2,740,771
	3.875% 5/15/18		210,000	208,310

	Total U.S. Treasury Obligations (Cost $4,784,341)			4,839,370
		Number of
		Shares

	WARRANT–0.00%
†#	Solutia144A, exercise price $7.59, expiration date 7/15/09		1,465	0

	Total Warrant (Cost $124,625)			0

		Principal
		Amount°

≠	DISCOUNTED COMMERCIAL PAPER–2.44%
	Danske 2.55% 7/21/08	USD	4,000,000	3,994,333
	Natixis 2.52% 7/2/08		2,500,000	2,499,825
	Westpac Bank 2.68% 7/9/08		5,000,000	4,997,023

	Total Discounted Commercial Paper (Cost $11,491,181)			11,491,181

LVIP Delaware Managed Fund–16

LVIP Delaware Managed Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–102.79% (Cost $434,351,857)	$483,616,088

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.79%)Δ	(13,133,215)

NET ASSETS APPLICABLE TO 29,924,916 SHARES OUTSTANDING–100.00%	$470,482,873

NET ASSET VALUE–LVIP DELAWARE MANAGED FUND STANDARD CLASS ($405,037,578 / 25,753,736 Shares)	$15.727

NET ASSET VALUE–LVIP DELAWARE MANAGED FUND SERVICE CLASS ($65,445,295 / 4,171,180 Shares)	$15.690

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization-no par)	$380,264,450
Undistributed net investment income	6,747,609
Accumulated net realized gain on investments	34,156,810
Net unrealized appreciation of investments and foreign currencies	49,314,004

Total net assets	$470,482,873

°	Principal amount shown is stated in the currency in which each security is denominated.

AUD–Australian Dollar
BRL–Brazilian Real
EUR–European Monetary Unit
GBP–British Pound Sterling
JPY— Japanese Yen
MXN–Mexican Peso
NZD–New Zealand Dollar
RUB–Russian Rubles
USD–United States Dollar

†	Non income producing security.

•	Variable rate security. The rate shown is the rate as of June 30, 2008.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933. At June 30, 2008, the aggregate amount of Rule 144A securities was $12,834,828, which represented 2.73% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

@	Illiquid security. At June 30, 2008, the aggregate amount of illiquid securities was $3,252,975, which represented 0.69% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

Π	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. As of June 30, 2008, the aggregate amount of restricted securities was $2,510,581 or 0.53% of the Fund’s net assets. Further details on these holdings appear below and in Note 11 in “Notes to the financial statements.”

	Date of
Investment	Acquisition	Cost	Value

Bank of America Funding Securities Series 2006-F 1A2 5.179% 7/20/36	7/21/2006	371,280	$347,863
Countrywide Alternative Loan Trust Series 2005-63 3A1 5.889% 11/25/35	9/28/2005	505,377	408,227
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-HYB4 M 4.595% 9/20/34	9/14/2007	145,360	123,871
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-HYB3 3A1A 6.094% 5/25/36	3/29/2006	451,527	383,234
GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	8/25/2006	80,000	58,813
Montpelier Re Holdings 6.125% 8/15/13	8/3/2006	98,363	102,400
Popular North America 3.128% 4/6/09	4/3/2006	234,000	228,913
Renaissance Home Equity Loan Trust Series 2006-2 AF3 5.797% 8/25/36	6/6/2006	175,000	164,173
Renaissance Home Equity Loan Trust Series 2007-2 AF2 5.675% 6/25/37	5/14/2007	195,000	176,523
Structured ARM Loan Trust Series 2005-22 4A2 5.375% 12/25/35	10/3/2006	48,792	42,970
Structured ARM Loan Trust Series 2005-6 B2 5.344% 5/25/35	9/27/2006	90,872	57,714
Structured ARM Loan Trust Series 2006-5 5A4 5.528% 6/25/36	10/3/2006	101,755	88,022
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	12/7/2004	211,612	198,726
Washington Mutual Mortgage Pass Through Certificates Series 2006-AR8 1A5 5.882% 8/25/46	7/5/2006	86,520	80,174
Washington Mutual Mortgage Pass Through Certificates Series 2006-AR8 2A3 6.13% 8/25/36	7/5/2006	54,495	48,958

Total			$2,510,581

LVIP Delaware Managed Fund–17

LVIP Delaware Managed Fund
Statement of Net Assets (continued)

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Δ	Includes $695,072 cash pledged as collateral for futures contracts and options.

Summary of Abbreviations:

AMBAC–Insured by the AMBAC Assurance Corporation
ARM–Adjustable Rate Mortgage
FGIC–Insured by the Financial Guaranty Insurance Company
GNMA–Government National Mortgage Association
GSMPS–Goldman Sachs Reperforming Mortgage Securities
MASTR–Mortgage Asset Securitization Transactions, Inc.
MBIA–Insured by the Municipal Bond Insurance Association
NIM–Net Interest Margin
PIK–Paid-in-Kind
RSB–Rate Stabilization Bonds
S.F.–Single Family
TBA–To Be Announced
yr–Year

The following foreign currency exchange contracts, financial futures contracts and written options were outstanding at June 30, 2008:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)

AUD	(665,000)	USD	631,703	7/31/08	$(2,503)
BRL	(1,229,082)	USD	745,124	7/31/08	(21,758)
EUR	(304,537)	USD	476,963	7/31/08	(1,737)
GBP	(353,922)	USD	696,828	7/31/08	(6,391)
GBP	57,079	USD	(110,500)	7/31/08	2,913
JPY	56,078,120	USD	(532,000)	7/2/08	(3,783)
NZD	(1,112,371)	USD	863,978	7/31/08	22,106

					$(11,153)

Financial Futures Contracts2

					Unrealized
Contracts		Notional	Notional		Appreciation
to Buy (Sell)		Cost (Proceeds)	Value	Expiration Date	(Depreciation)

71	U.S. Treasury 5 yr Notes	$7,786,935	$7,849,383	9/30/08	$62,448
(6)	U.S. Treasury Long Bond	(674,791)	(693,563)	9/19/08	(18,772)

					$43,676

Written Options3

Number of	Notional	Exercise			Unrealized
Contracts	Value	Price	Expiration Date	Description	Appreciation

(60)	$6,000,000	$113	9/30/08	U.S. Treasury 10 yr Future	$14,790

The use of foreign currency exchange contracts, financial futures contracts and written options involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 8 in “Notes to financial statements.”

[2]	See Note 9 in “Notes to financial statements.”

[3]	See Note 10 in “Notes to financial statements.”

See accompanying notes

LVIP Delaware Managed Fund–18

LVIP Delaware Managed Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$2,793,027
Interest	3,923,374

6,716,401

EXPENSES:
Management fees	1,031,675
Distribution expenses — Service Class	120,654
Accounting and administration expenses	114,179
Reports and statements to shareholders	84,562
Professional fees	19,248
Custodian fees	6,131
Trustees’ fees	5,315
Other	18,431

1,400,195
Less expenses paid indirectly	(6,129)

Total operating expenses	1,394,066

NET INVESTMENT INCOME	5,322,335

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	(4,164,129)
Foreign currencies	(71,997)
Futures contracts	328,254
Written options	193,181

Net realized loss	(3,714,691)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(39,303,951)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(43,018,642)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(37,696,307)

See accompanying notes

LVIP Delaware Managed Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,322,335	$13,347,776
Net realized gain (loss) on investments and foreign currencies	(3,714,691)	43,492,744
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(39,303,951)	(33,124,147)

Net increase (decrease) in net assets resulting from operations	(37,696,307)	23,716,373

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(11,870,831)
Service Class	—	(1,663,942)
Net realized gain on investments:
Standard Class	—	(11,273,879)
Service Class	—	(1,725,565)

	—	(26,534,217)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,975,930	5,529,869
Service Class	3,710,942	4,843,057
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	23,144,710
Service Class	—	3,389,507
Net asset from merger*
Service Class	—	77,563,411

	5,686,872	114,470,554

Cost of shares repurchased:
Standard Class	(42,147,138)	(77,331,351)
Service Class	(7,825,392)	(9,394,577)

	(49,972,530)	(86,725,928)

Increase (Decrease) in net assets derived from capital share transactions	(44,285,658)	27,744,626

NET INCREASE (DECREASE) IN NET ASSETS	(81,981,965)	24,926,782
NET ASSETS:
Beginning of period	552,464,838	527,538,056

End of period (including undistributed net investment income of $6,747,609 and $1,429,052 respectively)	$470,482,873	$552,464,838

*	See Note 7 in “Notes to financial statements”

See accompanying notes

LVIP Delaware Managed Fund–19

LVIP Delaware Managed Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Managed Fund Standard Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03[2]

Net asset value, beginning of period	$16.910	$16.957	$15.708	$15.391	$14.299	$11.881

Income (loss) from investment operations:
Net investment income[3]	0.174	0.416	0.366	0.305	0.306	0.245
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.357)	0.353	1.285	0.384	1.108	2.458

Total from investment operations	(1.183)	0.769	1.651	0.689	1.414	2.703

Less dividends and distributions from:
Net investment income	—	(0.421)	(0.402)	(0.372)	(0.322)	(0.285)
Net realized gain on investments	—	(0.395)	—	—	—	—

Total dividends and distributions	—	(0.816)	(0.402)	(0.372)	(0.322)	(0.285)

Net asset value, end of period	$15.727	$16.910	$16.957	$15.708	$15.391	$14.299

Total return[4]	(7.00% )	4.58%	10.57%	4.49%	10.00%	22.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$405,038	$477,666	$525,479	$545,772	$581,333	$587,274
Ratio of expenses to average net assets	0.51%	0.48%	0.50%	0.51%	0.49%	0.50%
Ratio of net investment income to average net assets	2.17%	2.38%	2.25%	1.96%	2.10%	1.90%
Portfolio turnover	138%	174%	143%	92%	145%	237%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Effective April 30, 2003, the Lincoln National Managed Fund, Inc. was merged into the Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Managed Fund, Inc.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Delaware Managed Fund–20

LVIP Delaware Managed Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Managed Fund Service Class
	Six Months
	Ended				5/19/04[2]
	6/30/08[1]	Year Ended			to
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$16.899	$16.946	$15.699	$15.386	$14.091
Income (loss) from investment operations:
Net investment income[3]	0.146	0.372	0.326	0.265	0.171
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.355)	0.352	1.283	0.383	1.391

Total from investment operations	(1.209)	0.724	1.609	0.648	1.562

Less dividends and distributions from:
Net investment income	—	(0.376)	(0.362)	(0.335)	(0.267)
Net realized gain on investments	—	(0.395)	—	—	—

Total dividends and distributions	—	(0.771)	(0.362)	(0.335)	(0.267)

Net asset value, end of period	$15.690	$16.899	$16.946	$15.699	$15.386

Total return[4]	(7.15% )	4.32%	10.30%	4.23%	11.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$65,445	$74,799	$2,059	$1,016	$197
Ratio of expenses to average net assets	0.86%	0.73%	0.75%	0.76%	0.74%
Ratio of net investment income to average net assets	1.82%	2.13%	2.00%	1.71%	1.91%
Portfolio turnover	138%	174%	143%	92%	145%[5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	The portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Delaware Managed Fund–21

LVIP Delaware Managed Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP Delaware Managed Fund (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize long-term total return (capital appreciation plus income) consistent with prudent investment strategy.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked price will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semiannually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution,

LVIP Delaware Managed Fund–22

LVIP Delaware Managed Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2008.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the expense offset shown as “expense paid indirectly.”

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (DMC), a series of Delaware Management Business Trust and subsidiary of LNC, provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays DMC (the “Sub-Advisor”) at an annual rate of 0.19% of the Fund’s average daily net assets.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $6,271 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $14,324 and $5,797, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$166,312
Fees Payable to DSC	1,001
Distribution Fees Payable to LFD	19,683

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2008, the Fund made purchases of $251,521,359 and sales of $243,368,205 of investment securities other than U.S. government securities short-term investments. For the six months ended June 30, 2008, the Fund made purchases of $81,642,311 and sales of $101,317,904 of U.S. government securities.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $438,182,500. At June 30, 2008, net unrealized appreciation was $45,433,588, of which $75,021,622 related to unrealized appreciation of investments and $29,588,034 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 — inputs are quoted prices in active markets
Level 2 — inputs that are observable, directly or indirectly
Level 3 — inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Delaware Managed Fund–23

LVIP Delaware Managed Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Securities	Derivatives

Level 1	$334,851,000	$—
Level 2	142,924,266	47,313
Level 3	5,840,822	—

Total	$483,616,088	$47,313

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities

Balance as of 12/31/07	$3,533,283
Net realized gain (loss)	(295,044)
Net change in unrealized appreciation/depreciation	394,990
Net purchases, sales and settlements	2,850,328
Net transfers in and/or out of Level 3	(642,735)

Balance as of 6/30/08	$5,840,822

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/08	$(21,143)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2008. The tax character of dividends and distributions paid during the year ended December 31, 2007 was as follows:

Year
Ended
12/31/07

Ordinary income	$14,336,773
Long-term capital gains	12,197,444

Total	$26,534,217

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$380,264,450
Undistributed ordinary income	5,417,083
Realized losses (1/1/08 — 6/30/08)	(5,842,180)
Other temporary differences	45,207,472
Unrealized appreciation of investments and foreign currencies	45,436,048

Net assets	$470,482,873

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of dividends and distributions, losses on wash sales, partnership interest, mark-to-market of futures contracts and foreign currency contracts, straddle loss deferrals, tax treatment of market discount and premium on debt instruments and tax treatment of contingent payment debt instruments.

LVIP Delaware Managed Fund–24

LVIP Delaware Managed Fund
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to market discount and premium on certain debt instruments, tax treatment of contingent payment debt instruments and paydown gain (loss) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$(3,778)	$3,778

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07

Shares sold:
Standard Class	122,446	314,957
Service Class	228,812	280,834
Shares issued upon reinvestment of
dividends and distributions:
Standard Class	—	1,366,007
Service Class	—	200,219
Shares issued from merger[1]:
Service Class	—	4,357,740

	351,258	6,519,757

Shares repurchased:
Standard Class	(2,616,125)	(4,421,592)
Service Class	(483,805)	(534,130)

	(3,099,930)	(4,955,722)

Net increase (decrease)	(2,748,672)	1,564,035

[1]	See Note 7.

7.	Fund Merger
Effective April 30, 2007, the Fund acquired all of the assets and assumed all of the liabilities of Jefferson Pilot Variable Fund, Inc. Balanced Portfolio (the “Acquired Fund”), an open-end investment company, in exchange for shares of the Fund pursuant to a Plan and Agreement of Reorganization (the Reorganization”). The shareholders of the Acquired Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their share in the Acquired Fund prior to the Reorganization.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund’s basis in securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated gain of the Acquired Fund as of the close of business on April 27, 2007, were as follows:

Net assets	$77,563,411
Accumulated net realized loss	(104,249)
Net unrealized appreciation	11,421,265

The net assets of the Fund prior to the Reorganization were $531,534,721. The combined net assets after Reorganization were $609,098,132.

8.	Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

LVIP Delaware Managed Fund–25

LVIP Delaware Managed Fund
Notes to Financial Statements (continued)

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

9.	Financial Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

10.	Written Options
During the six months ended June 30, 2008, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended June 30, 2008 for the Fund were as follows:

	Number of
	Contracts	Premiums

Options outstanding at December 31, 2007	—	$—
Options written	561	360,332
Options terminated in closing purchase transactions	(501)	(292,106)

Options outstanding at June 30, 2008	60	$68,228

11.	Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act”), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair

LVIP Delaware Managed Fund–26

LVIP Delaware Managed Fund
Notes to Financial Statements (continued)

11.	Credit and Market Risk

the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of June 30, 2008, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

12.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Managed Fund–27

LVIP Delaware Social Awareness Fund

LVIP Delaware Social
Awareness Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP Delaware Social Awareness Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Delaware Social Awareness Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$923.00	0.43%	$2.06
Service Class Shares	1,000.00	921.40	0.78%	3.73

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.73	0.43%	$2.16
Service Class Shares	1,000.00	1,020.98	0.78%	3.92

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	95.14%

Aerospace & Defense	0.74%
Air Freight & Logistics	0.88%
Airlines	0.37%
Auto Components	0.78%
Biotechnology	4.38%
Chemicals	4.01%
Commercial Banks	2.07%
Commercial Services & Supplies	0.94%
Communications Equipment	4.26%
Computers & Peripherals	5.99%
Consumer Finance	0.81%
Containers & Packaging	0.53%
Diversified Financial Services	1.88%
Diversified Telecommunications Services	3.30%
Electrical Equipment	1.19%
Energy Equipment & Services	12.22%
Food & Staples Retailing	2.87%
Food Products	3.32%
Gas Utilities	0.85%
Health Care Equipment & Supplies	4.35%
Health Care Providers & Services	1.77%
Hotels, Restaurants & Leisure	1.30%
Household Durables	1.43%
Household Products	1.40%
Insurance	4.26%
Internet Software & Services	1.86%
IT Services	1.29%
Life Sciences Tools & Services	0.71%
Machinery	1.35%
Media	1.79%
Metals & Mining	0.52%
Multiline Retail	1.37%
Multi-Utilities	2.29%
Oil, Gas & Consumable Fuels	2.11%
Pharmaceuticals	4.37%
Real Estate Investment Trusts	1.27%
Semiconductors & Semiconductor Equipment	2.07%
Software	4.98%
Specialty Retail	1.91%
Textiles, Apparel & Luxury Goods	0.85%
Wireless Telecommunication Services	0.50%

Discount Note	5.06%

Total Value of Securities	100.20%

Liabilities Net of Receivables and Other Assets	(0.20%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Microsoft	3.13%
Cisco Systems	2.88%
Hewlett-Packard	2.76%
National Oilwell Varco	2.68%
Nabors Industries	2.51%
Noble	2.21%
Bank of America	1.88%
Google Class A	1.86%
Airgas	1.76%
Gilead Sciences	1.69%

Total	23.36%

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–95.14%
	Aerospace & Defense–0.74%
†	Spirit Aerosystems Holdings Class A	357,000	$6,847,260

			6,847,260

	Air Freight & Logistics–0.88%
	FedEx	102,300	8,060,217

			8,060,217

	Airlines–0.37%
	Southwest Airlines	258,900	3,376,056

			3,376,056

	Auto Components–0.78%
	Magna International Class A	68,400	4,052,016
	WABCO Holdings	68,100	3,163,941

			7,215,957

	Biotechnology–4.38%
†	Amgen	212,500	10,021,500
†	Genentech	127,300	9,662,070
†	Gilead Sciences	294,200	15,577,890
†	Vertex Pharmaceuticals	152,900	5,117,563

			40,379,023

	Chemicals–4.01%
	Airgas	278,600	16,267,454
	Ecolab	308,400	13,258,116
	Lubrizol	161,100	7,463,763

			36,989,333

	Commercial Banks–2.07%
	PNC Financial Services Group	145,900	8,330,890
	U.S. Bancorp	386,600	10,782,274

			19,113,164

	Commercial Services & Supplies–0.94%
	Republic Services	208,600	6,195,420
	Robert Half International	101,300	2,428,161

			8,623,581

	Communications Equipment–4.26%
†	Cisco Systems	1,139,500	26,504,770
	QUALCOMM	287,900	12,774,123

			39,278,893

	Computers & Peripherals–5.99%
†	Apple	90,900	15,220,296
†	EMC	983,100	14,441,739
	Hewlett-Packard	576,400	25,482,644

			55,144,679

	Consumer Finance–0.81%
	Capital One Financial	196,800	7,480,368

			7,480,368

	Containers & Packaging–0.53%
†	Pactiv	228,600	4,853,178

			4,853,178

	Diversified Financial Services–1.88%
	Bank of America	724,100	17,284,267

			17,284,267

	Diversified Telecommunications Services–3.30%
	Embarq	176,900	8,362,063
	Telefonos de Mexico ADR	194,700	4,610,496
†	Telemex Internacional ADR	194,700	3,134,670
	Verizon Communications	403,400	14,280,360

			30,387,589

	Electrical Equipment–1.19%
	Roper Industries	167,000	11,001,960

			11,001,960

	Energy Equipment & Services–12.22%
†	Exterran Holdings	144,200	10,308,858
†	Nabors Industries	469,500	23,113,485
†	National Oilwell Varco	278,100	24,673,032
	Noble	313,700	20,377,952
	Patterson-UTI Energy	177,800	6,407,912
	Tidewater	102,300	6,652,569
†	Transocean	80,100	12,206,426
†	Weatherford International	178,200	8,836,938

			112,577,172

	Food & Staples Retailing–2.87%
	CVS Caremark	371,000	14,680,470
	Walgreen	363,000	11,801,130

			26,481,600

	Food Products–3.32%
	General Mills	178,800	10,865,676
	Heinz (H. J.)	266,600	12,756,810
	Kellogg	145,700	6,996,514

			30,619,000

	Gas Utilities–0.85%
	Equitable Resources	113,900	7,865,934

			7,865,934

	Health Care Equipment & Supplies–4.35%
	Baxter International	140,300	8,970,782
	Bard (C.R.)	93,700	8,240,915
†	Gen-Probe	114,400	5,431,712
†	Hologic	248,800	5,423,840
	Medtronic	232,800	12,047,400

			40,114,649

	Health Care Providers & Services–1.77%
†	Express Scripts	150,200	9,420,544
	UnitedHealth Group	263,300	6,911,625

			16,332,169

	Hotels, Restaurants & Leisure–1.30%
	Burger King Holdings	447,700	11,993,883

			11,993,883

LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Household Durables–1.43%
†	Jarden	501,900	$9,154,656
	Sony ADR	92,700	4,054,698

			13,209,354

	Household Products–1.40%
	Clorox	247,600	12,924,720

			12,924,720

	Insurance–4.26%
	AFLAC	162,100	10,179,880
	American International Group	317,200	8,393,112
	Everest Re Group	60,100	4,790,571
	Prudential Financial	175,200	10,466,448
	Berkley (W.R)	224,500	5,423,920

			39,253,931

	Internet Software & Services–1.86%
†	Google Class A	32,600	17,161,292

			17,161,292

	IT Services–1.29%
	Accenture Class A	194,200	7,907,824
†	Visa Class A	49,400	4,016,714

			11,924,538

	Life Sciences Tools & Services–0.71%
	PerkinElmer	235,300	6,553,105

			6,553,105

	Machinery–1.35%
	Lincoln Electric Holdings	158,200	12,450,340

			12,450,340

	Media–1.79%
	Comcast Class A	575,200	10,911,544
†	Viacom Class B	183,400	5,601,036

			16,512,580

	Metals & Mining–0.52%
	Worthington Industries	232,700	4,770,350

			4,770,350

	Multiline Retail–1.37%
†	Kohl’s	124,900	5,000,996
	Nordstrom	250,300	7,584,090

			12,585,086

	Multi-Utilities–2.29%
	NSTAR	388,400	13,135,688
	Puget Energy	331,700	7,957,483

			21,093,171

	Oil, Gas & Consumable Fuels–2.11%
	Cabot Oil & Gas	87,900	5,953,467
	EOG Resources	74,900	9,826,880
†	PetroHawk Energy	79,100	3,663,121

			19,443,468

	Pharmaceuticals–4.37%
	Allergan	212,800	11,076,240
†	Barr Pharmaceuticals	94,000	4,237,520
†	Forest Laboratories	290,900	10,105,866
	Shire ADR	302,600	14,866,738

			40,286,364

	Real Estate Investment Trusts–1.27%
	Host Hotels & Resorts	228,300	3,116,295
	ProLogis	88,300	4,799,105
	Simon Property Group	42,400	3,811,336

			11,726,736

	Semiconductors & Semiconductor Equipment–2.07%
	Applied Materials	604,600	11,541,814
	Texas Instruments	266,200	7,496,192

			19,038,006

	Software–4.98%
†	McAfee	210,100	7,149,703
	Microsoft	1,048,500	28,844,235
†	Oracle	471,500	9,901,500

			45,895,438

	Specialty Retail–1.91%
	Abercrombie & Fitch Class A	135,900	8,518,212
†	Urban Outfitters	289,900	9,041,981

			17,560,193

	Textiles, Apparel & Luxury Goods–0.85%
	Phillips-Van Heusen	213,000	7,800,060

			7,800,060

	Wireless Telecommunication Services–0.50%
†	MetroPCS Communications	257,600	4,562,096

			4,562,096

	Total Common Stock (Cost $695,064,859)		876,770,760

		Principal
		Amount
		(U.S. $)
≠	DISCOUNT NOTE–5.06%
	Federal Home Loan Bank 2.03% 7/1/08	$46,610,000	46,610,000

	Total Discount Note (Cost $46,610,000)		46,610,000

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.20% (Cost $741,674,859)	$923,380,760
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.20%)	(1,842,803)

NET ASSETS APPLICABLE TO 27,246,014 SHARES OUTSTANDING–100.00%	$921,537,957

NET ASSET VALUE–LVIP DELAWARE SOCIAL AWARENESS FUND STANDARD CLASS ($846,608,473 / 25,023,744 Shares)	$33.832

NET ASSET VALUE–LVIP DELAWARE SOCIAL AWARENESS FUND SERVICE CLASS ($74,929,484 / 2,222,270 Shares)	$33.718

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$644,573,883
Undistributed net investment income	4,552,057
Accumulated net realized gain on investments	90,706,116
Net unrealized appreciation of investments	181,705,901

Total net assets	$921,537,957

†	Non income producing security.

≠	The rate shown is the yield at the time of purchase.

ADR–American Depositary Receipts

See accompanying notes

LVIP Delaware Social Awareness Fund–5

LVIP Delaware Social Awareness Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$6,202,554
Interest	383,879
Foreign tax withheld	(7,556)

6,578,877

EXPENSES:
Management fees	1,741,089
Accounting and administration expenses	220,387
Distribution expenses-Service Class	137,135
Reports and statements to shareholders	58,473
Professional fees	16,924
Trustees’ fees	10,422
Custodian fees	6,605
Other	31,880

2,222,915
Less expense paid indirectly	(860)

Total operating expenses	2,222,055

NET INVESTMENT INCOME	4,356,822

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	48,380,137
Net change in unrealized appreciation/depreciation of investments	(134,756,703)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(86,376,566)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(82,019,744)

See accompanying notes

LVIP Delaware Social Awareness Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,356,822	$12,704,890
Net realized gain on investments	48,380,137	57,210,287
Net change in unrealized appreciation/depreciation of investments	(134,756,703)	(31,047,138)

Net increase (decrease) in net assets resulting from operations	(82,019,744)	38,868,039

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(9,060,338)
Service Class	—	(565,831)

	—	(9,626,169)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,519,847	13,966,080
Service Class	6,201,750	13,227,292
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	9,060,338
Service Class	—	565,831

	10,721,597	36,819,541

Cost of shares repurchased:
Standard Class	(82,768,035)	(181,755,528)
Service Class	(9,279,419)	(15,003,567)

	(92,047,454)	(196,759,095)

Decrease in net assets derived from capital share transactions	(81,325,857)	(159,939,554)

NET DECREASE IN NET ASSETS	(163,345,601)	(130,697,684)
NET ASSETS:
Beginning of period	1,084,883,558	1,215,581,242

End of period (including undistributed net investment income of $4,552,057 and $3,230,520, respectively)	$921,537,957	$1,084,883,558

See accompanying notes

LVIP Delaware Social Awareness Fund–6

LVIP Delaware Social Awareness Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Social Awareness Fund Standard Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03[2]

Net asset value, beginning of period	$36.654	$35.920	$32.259	$29.034	$26.001	$19.875

Income (loss) from investment operations:
Net investment income[3]	0.159	0.401	0.326	0.297	0.368	0.222
Net realized and unrealized gain (loss) on investments	(2.981)	0.661	3.637	3.189	2.921	6.099

Total from investment operations	(2.822)	1.062	3.963	3.486	3.289	6.321

Less dividends and distributions from:
Net investment income	—	(0.328)	(0.302)	(0.261)	(0.256)	(0.195)

Total dividends and distributions	—	(0.328)	(0.302)	(0.261)	(0.256)	(0.195)

Net asset value, end of period	$33.832	$36.654	$35.920	$32.259	$29.034	$26.001

Total return[4]	(7.70% )	2.97%	12.31%	12.03%	12.70%	31.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$846,608	$1,000,287	$1,131,469	$1,149,865	$1,111,254	$1,062,079
Ratio of expenses to average net assets	0.43%	0.41%	0.41%	0.42%	0.41%	0.43%
Ratio of net investment income to average net assets	0.92%	1.09%	0.97%	0.99%	1.38%	0.99%
Portfolio turnover	39%	15%	28%	28%	38%	60%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Effective April 30, 2003, the Lincoln National Social Awareness Fund, Inc. was merged into the Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Social Awareness Fund, Inc.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Delaware Social Awareness Fund–7

LVIP Delaware Social Awareness Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Social Awareness Fund Service Class
	Six Months
	Ended					5/15/03[2]
	6/30/08[1]	Year Ended				to
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Net asset value, beginning of period	$36.593	$35.870	$32.230	$29.020	$25.991	$21.631

Income (loss) from investment operations:
Net investment income[3]	0.099	0.307	0.243	0.221	0.300	0.107
Net realized and unrealized gain (loss) on investments	(2.974)	0.662	3.627	3.185	2.918	4.419

Total from investment operations	(2.875)	0.969	3.870	3.406	3.218	4.526

Less dividends and distributions from:
Net investment income	—	(0.246)	(0.230)	(0.196)	(0.189)	(0.166)

Total dividends and distributions	—	(0.246)	(0.230)	(0.196)	(0.189)	(0.166)

Net asset value, end of period	$33.718	$36.593	$35.870	$32.230	$29.020	$25.991

Total return[4]	(7.86% )	2.71%	12.03%	11.75%	12.42%	20.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$74,930	$84,597	$84,112	$76,514	$42,558	$7,265
Ratio of expenses to average net assets	0.78%	0.66%	0.66%	0.67%	0.66%	0.68%
Ratio of net investment income to average net assets	0.57%	0.84%	0.72%	0.74%	1.13%	0.72%
Portfolio turnover	39%	15%	28%	28%	38%	60%[5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized .

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	The portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Delaware Social Awareness Fund–8

LVIP Delaware Social Awareness Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP Delaware Social Awareness Fund (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize long-term capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gains on investment in the accompanying financial statements and totaled $13,616 for the six months ended June 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the expense offset shown as “expense paid indirectly.”

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (DMC), a series of Delaware Management Business Trust and subsidiary of LNC, provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays DMC (the “Sub-Advisor”) at an annual rate of 0.20% of the Fund’s average daily net assets.

LVIP Delaware Social Awareness Fund–9

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $12,177 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative support necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services, provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $27,818 and $9,906, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$283,425
Fees Payable to DSC	1,974
Distribution Fees Payable to LFD	22,663

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2008, the Fund made purchases of $182,523,577 and sales of $269,027,487 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $742,232,806. At June 30, 2008, net unrealized appreciation was $181,147,954, of which $233,066,372 related to unrealized appreciation of investments and $51,918,418 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1—inputs are quoted prices in active markets
Level 2—inputs that are observable, directly or indirectly
Level 3—inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Securities

Level 1	$876,770,760
Level 2	46,610,000
Level 3	—

Total	$923,380,760

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no

LVIP Delaware Social Awareness Fund–10

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information (continued)

dividends and distributions paid during the six months ended June 30, 2008. The tax character of dividends and distributions paid during the year ended December 31, 2007 was as follows:

Year Ended
12/31/07

Ordinary income	$9,626,169

In addition, the Fund declared an ordinary income consent dividend of $3,035,285 for the year ended December 31, 2007. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$644,573,883
Undistributed ordinary income	4,535,401
Undistributed long-term capital gains	39,478,858
Other temporary differences	51,801,861
Unrealized appreciation of investments	181,147,954

Net assets	$921,537,957

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of dividends and distributions, losses on wash sales, and partnership interest.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Paid-in
Investment Income	Capital

$(3,035,285)	$3,035,285

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07

Shares sold:
Standard Class	130,777	371,775
Service Class	180,035	351,746
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	250,154
Service Class	—	15,643

	310,812	989,318

Shares repurchased:
Standard Class	(2,397,104)	(4,831,877)
Service Class	(269,567)	(400,495)

	(2,666,671)	(5,232,372)

Net decrease	(2,355,859)	(4,243,054)

7.	Market Risk
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

LVIP Delaware Social Awareness Fund–11

LVIP Delaware Social Awareness Fund
Notes to Financial Statements (continued)

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has no had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Social Awareness Fund–12

LVIP Delaware Special Opportunities Fund

LVIP Delaware Special
Opportunities Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP Delaware Special Opportunities Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Delaware Special Opportunities Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$926.90	0.46%	$2.20
Service Class Shares	1,000.00	925.30	0.81%	3.88

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.58	0.46%	$2.31
Service Class Shares	1,000.00	1,020.84	0.81%	4.07

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Sector Allocations and Top Ten Equity Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	98.49%

Aerospace & Defense	1.13%
Auto Components	2.02%
Capital Markets	1.50%
Chemicals	6.41%
Commercial Banks	3.59%
Commercial Services & Supplies	3.47%
Communications Equipment	0.43%
Containers & Packaging	1.80%
Diversified Consumer Services	0.94%
Diversified Telecommunications Services	0.58%
Electric Utilities	2.87%
Electrical Equipment	0.84%
Electronic Equipment & Instruments	1.55%
Energy Equipment & Services	2.71%
Food & Staples Retailing	0.94%
Food Products	2.72%
Gas Utilities	2.52%
Health Care Equipment & Supplies	0.89%
Health Care Providers & Services	2.82%
Hotels, Restaurants & Leisure	0.97%
Household Durables	1.21%
Household Products	0.79%
Industrial Conglomerates	1.15%
Insurance	10.01%
IT Services	2.00%
Leisure Equipment & Products	0.98%
Life Sciences Tools & Services	0.87%
Machinery	6.60%
Media	0.69%
Metals & Mining	1.87%
Multiline Retail	2.33%
Multi-Utilities	4.78%
Oil, Gas & Consumable Fuels	7.01%
Pharmaceuticals	0.70%
Real Estate Investment Trusts	4.12%
Real Estate Management & Development	0.52%
Road & Rail	2.13%
Semiconductors & Semiconductor Equipment	0.50%
Software	4.35%
Specialty Retail	3.35%
Textiles, Apparel & Luxury Goods	0.78%
Tobacco	1.05%

Discounted Commercial Paper	1.45%

Total Value of Securities	99.94%

Receivables and Other Assets Net of Liabilities	0.06%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

FMC	2.71%
Nucor	1.87%
Newfield Exploration	1.79%
ENSCO International	1.58%
PPL	1.54%
Marathon Oil	1.53%
Cummins	1.49%
Public Service Enterprise Group	1.44%
Chesapeake Energy	1.43%
Equitable Resources	1.41%

Total	16.79%

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.49%
	Aerospace & Defense–1.13%
†	Alliant Techsystems	30,900	$3,141,912
	Goodrich	83,800	3,977,148

			7,119,060

	Auto Components–2.02%
	Borg Warner	112,400	4,988,312
	Johnson Controls	271,200	7,778,016

			12,766,328

	Capital Markets–1.50%
	Northern Trust	77,500	5,314,175
	Raymond James Financial	157,550	4,157,745

			9,471,920

	Chemicals–6.41%
	Cytec Industries	99,600	5,434,176
	Eastman Chemical	66,800	4,599,848
	FMC	220,400	17,067,776
	PPG Industries	63,500	3,642,995
	RPM International	181,500	3,738,900
	Sigma-Aldrich	110,000	5,924,600

			40,408,295

	Commercial Banks–3.59%
	Associated Banc-Corp	163,300	3,150,057
	Bank of Hawaii	171,300	8,188,140
	Colonial BancGroup	483,500	2,137,070
	Marshall & Ilsley	164,100	2,515,653
	Regions Financial	176,700	1,927,797
	TCF Financial	157,100	1,889,913
	Zions Bancorp	91,000	2,865,590

			22,674,220

	Commercial Services & Supplies–3.47%
	Brink’s	117,000	7,654,140
	Donnelley (R.R.) & Sons	136,100	4,040,809
	Manpower	83,400	4,857,216
	Republic Services	180,450	5,359,365

			21,911,530

	Communications Equipment–0.43%
†	Polycom	111,300	2,711,268

			2,711,268

	Containers & Packaging–1.80%
	Ball	134,600	6,425,804
†	Pactiv	231,700	4,918,991

			11,344,795

	Diversified Consumer Services–0.94%
	Service International	603,300	5,948,538

			5,948,538

	Diversified Telecommunications Services–0.58%
	CenturyTel	103,100	3,669,329

			3,669,329

	Electric Utilities–2.87%
	Edison International	163,100	8,380,078
	PPL	186,000	9,722,220

			18,102,298

	Electrical Equipment–0.84%
	Rockwell Automation	121,300	5,304,449

			5,304,449

	Electronic Equipment & Instruments–1.55%
†	Agilent Technologies	134,400	4,776,576
†	Avnet	182,300	4,973,144

			9,749,720

	Energy Equipment & Services–2.71%
	ENSCO International	123,100	9,939,094
	Rowan Companies	153,600	7,180,800

			17,119,894

	Food & Staples Retailing–0.94%
	CVS Caremark	150,200	5,943,414

			5,943,414

	Food Products–2.72%
	Archer-Daniels-Midland	201,300	6,793,875
	Del Monte Foods	422,300	2,998,330
	Hershey	60,000	1,966,800
†	Smithfield Foods	143,900	2,860,732
	Tyson Foods Class A	168,900	2,523,366

			17,143,103

	Gas Utilities–2.52%
	Equitable Resources	129,100	8,915,646
	Questar	98,000	6,961,920

			15,877,566

	Health Care Equipment & Supplies–0.89%
	Becton Dickinson	68,700	5,585,310

			5,585,310

	Health Care Providers & Services–2.82%
	McKesson	128,400	7,178,844
	Omnicare	116,600	3,057,252
	Universal Health Services Class B	119,900	7,580,078

			17,816,174

	Hotels, Restaurants & Leisure–0.97%
	Marriott International Class A	154,800	4,061,952
	Starwood Hotels & Resorts Worldwide	52,000	2,083,640

			6,145,592

LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Household Durables–1.21%
	Centex	63,200	$844,984
	D.R. Horton	165,533	1,796,033
	Fortune Brands	80,200	5,005,282

			7,646,299

	Household Products–0.79%
†	Energizer Holdings	68,000	4,970,120

			4,970,120

	Industrial Conglomerates–1.15%
	Textron	151,400	7,256,602

			7,256,602

	Insurance–10.01%
	American Financial Group	255,050	6,822,588
	Berkley (W.R.)	297,450	7,186,392
	Loews	186,000	8,723,400
	Manulife Financial	173,526	6,023,087
	Nationwide Financial Services Class A	102,500	4,921,025
	Old Republic International	200,850	2,378,064
	Protective Life	182,600	6,947,930
	Reinsurance Group of America	111,800	4,865,536
	Stancorp Financial Group	135,000	6,339,600
	Torchmark	76,000	4,457,400
	Travelers Companies	103,500	4,491,900

			63,156,922

	IT Services–2.00%
†	Computer Sciences	114,600	5,367,864
	Electronic Data Systems	293,600	7,234,304

			12,602,168

	Leisure Equipment & Products–0.98%
	Eastman Kodak	126,000	1,818,180
	Hasbro	123,000	4,393,560

			6,211,740

	Life Sciences Tools & Services–0.87%
†	Thermo Fisher Scientific	98,500	5,489,405

			5,489,405

	Machinery–6.60%
	Cummins	143,200	9,382,464
	Eaton	43,600	3,704,692
	Harsco	163,800	8,912,358
	Ingersoll-Rand Class A	63,800	2,388,034
	PACCAR	121,500	5,082,345
	Parker Hannifin	90,750	6,472,290
	Timken	172,700	5,688,738

			41,630,921

	Media–0.69%
†	AH Belo Class A	47,900	273,030
	Belo Class A	239,500	1,750,745
	Meredith	83,100	2,350,899

			4,374,674
	Metals & Mining–1.87%
	Nucor	158,000	11,797,860

			11,797,860

	Multiline Retail–2.33%
†	Dollar Tree	261,800	8,558,242
	Macy’s	230,000	4,466,600
†	Saks	153,900	1,689,822

			14,714,664

	Multi-Utilities–4.78%
	Energy East	232,600	5,749,872
	PG&E	133,100	5,282,739
	Public Service Enterprise Group	198,200	9,103,326
	Sempra Energy	107,000	6,040,150
	Wisconsin Energy	88,000	3,979,360

			30,155,447

	Oil, Gas & Consumable Fuels–7.01%
	Chesapeake Energy	136,500	9,003,540
	El Paso	331,300	7,202,462
	Marathon Oil	185,600	9,627,072
†	Newfield Exploration	173,500	11,320,875
	Williams Companies	175,000	7,054,250

			44,208,199

	Pharmaceuticals–0.70%
†	Watson Pharmaceuticals	161,800	4,396,106

			4,396,106

	Real Estate Investment Trusts–4.12%
	Boston Properties	60,600	5,467,332
	Brandywine Realty Trust	341,300	5,378,888
	Highwoods Properties	213,600	6,711,312
	Kimco Realty	117,600	4,059,552
	Simon Property Group	48,300	4,341,687

			25,958,771

	Real Estate Management & Development–0.52%
	St. Joe	94,700	3,250,104

			3,250,104

	Road & Rail–2.13%
	Canadian National Railway	104,100	5,005,128
	CSX	134,600	8,454,226

			13,459,354

	Semiconductors & Semiconductor Equipment–0.50%
	National Semiconductor	154,800	3,179,592

			3,179,592

LVIP Delaware Special Opportunities Fund–4

LVIP Delaware Special Opportunities Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Software–4.35%
†	Adobe Systems	94,600	$3,726,294
†	Citrix Systems	85,400	2,511,614
†	Compuware	815,900	7,783,686
†	Metavante Technologies	24,600	556,452
†	Sybase	233,900	6,881,338
†	Synopsys	249,200	5,958,372

			27,417,756

	Specialty Retail–3.35%
	PETsMART	173,000	3,451,350
	Ross Stores	243,400	8,645,568
	Sherwin-Williams	92,000	4,225,560
	Tiffany & Co	118,700	4,837,025

			21,159,503

	Textiles, Apparel & Luxury Goods–0.78%
	VF	68,800	4,897,184

			4,897,184

	Tobacco–1.05%
	Reynolds American	142,000	6,627,140

			6,627,140

	Total Common Stock (Cost $402,886,411)		621,373,334
		Principal
		Amount
		(U.S. $)

≠	DISCOUNTED COMMERCIAL PAPER–1.45%
	Danske 2.67% 7/1/08	$9,150,000	9,150,000

	Total Discounted Commercial Paper (Cost $9,150,000)		9,150,000

TOTAL VALUE OF SECURITIES–99.94% (Cost $412,036,411)	630,523,334
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	354,096

NET ASSETS APPLICABLE TO 16,187,698 SHARES OUTSTANDING–100.00%	$630,877,430

NET ASSET VALUE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND STANDARD CLASS ($609,915,327 / 15,648,231 Shares)	$38.977

NET ASSET VALUE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND SERVICE CLASS ($20,962,103 / 539,467 Shares)	$38.857

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$357,380,165
Undistributed net investment income	4,198,185
Accumulated net realized gain on investments	50,811,945
Net unrealized appreciation of investments and foreign currencies	218,487,135

Total net assets	$630,877,430

†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.

See accompanying notes

LVIP Delaware Special Opportunities Fund–5

LVIP Delaware Special Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$4,773,047
Interest	161,819
Foreign tax withheld	(28,308)

4,906,558

EXPENSES:
Management fees	1,277,264
Accounting and administration expenses	150,515
Reports and statements to shareholders	49,550
Distribution expenses–Service Class	32,128
Custodian fees	17,733
Professional fees	14,596
Trustees’ fees	7,137
Other	11,078

1,560,001
Less expense paid indirectly	(299)

Total operating expenses	1,559,702

NET INVESTMENT INCOME	3,346,856

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
Investments	6,455,633
Foreign currencies	1,377

Net realized gain	6,457,010
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(63,360,178)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(56,903,168)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(53,556,312)

See accompanying notes

LVIP Delaware Special Opportunities Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,346,856	$9,751,778
Net realized gain on investments and foreign currencies	6,457,010	45,590,749
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(63,360,178)	(22,301,429)

Net increase (decrease) in net assets resulting from operations	(53,556,312)	33,041,098

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(7,426,322)
Service Class	—	(112,927)
Net realized gain on investments:
Standard Class	—	(56,314,027)
Service Class	—	(904,207)

	—	(64,757,483)

Proceeds from shares sold:
Standard Class	4,679,998	12,507,303
Service Class	8,626,979	8,411,975
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	63,740,349
Service Class	—	1,017,134

	13,306,977	85,676,761

Cost of shares repurchased:
Standard Class	(68,771,993)	(126,558,305)
Service Class	(2,248,229)	(783,545)

	(71,020,222)	(127,341,850)

Decrease in net assets derived from capital share transactions	(57,713,245)	(41,665,089)

NET DECREASE IN NET ASSETS	(111,269,557)	(73,381,474)
NET ASSETS:
Beginning of period	742,146,987	815,528,461

End of period (including undistributed net investment income of $4,198,185 and $2,874,512, respectively)	$630,877,430	$742,146,987

See accompanying notes

LVIP Delaware Special Opportunities Fund–6

LVIP Delaware Special Opportunities Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Special Opportunities Fund Standard Class
	Six Months
	Ended
	06/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03[2]

Net asset value, beginning of period	$42.051	$44.049	$39.849	$36.112	$29.753	$22.471

Income (loss) from investment operations:
Net investment income[3]	0.203	0.544	0.583	0.581	0.452	0.390
Net realized and unrealized gain (loss) on investments and foreign currencies	(3.277)	1.166	5.688	4.839	6.292	7.227

Total from investment operations	(3.074)	1.710	6.271	5.420	6.744	7.617

Less dividends and distributions from:
Net investment income	—	(0.424)	(0.537)	(0.436)	(0.385)	(0.335)
Net realized gain on investments	—	(3.284)	(1.534)	(1.247)	—	—

Total dividends and distributions	—	(3.708)	(2.071)	(1.683)	(0.385)	(0.335)

Net asset value, end of period	$38.977	$42.051	$44.049	$39.849	$36.112	$29.753

Total return[4]	(7.31% )	3.81%	16.05%	15.65%	22.76%	33.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$609,915	$726,114	$807,158	$764,088	$652,224	$541,170
Ratio of expenses to average net assets	0.46%	0.44%	0.44%	0.45%	0.47%	0.52%
Ratio of net investment income to average net assets	1.02%	1.19%	1.40%	1.55%	1.43%	1.56%
Portfolio turnover	5%	7%	11%	13%	36%	80%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Effective April 30, 2003, the Lincoln National Special Opportunities Fund, Inc. was merged into the Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Special Opportunities Fund, Inc.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Delaware Special Opportunities Fund–7

LVIP Delaware Special Opportunities Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Special Opportunities Fund Service Class
	Six Months
	Ended				5/19/04[2]
	06/30/08[1]	Year Ended			to
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04

Net asset value, beginning of period	$41.995	$44.005	$39.817	$36.099	$29.463

Income (loss) from investment operations:
Net investment income[3]	0.133	0.431	0.479	0.485	0.234
Net realized and unrealized gain (loss) on investments and foreign currencies	(3.271)	1.168	5.677	4.834	6.747

Total from investment operations	(3.138)	1.599	6.156	5.319	6.981

Less dividends and distributions from:
Net investment income	—	(0.325)	(0.434)	(0.354)	(0.345)
Net realized gain on investments	—	(3.284)	(1.534)	(1.247)	—

Total dividends and distributions	—	(3.609)	(1.968)	(1.601)	(0.345)

Net asset value, end of period	$38.857	$41.995	$44.005	$39.817	$36.099

Total return[4]	(7.47% )	3.55%	15.76%	15.36%	24.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,962	$16,033	$8,370	$3,275	$246
Ratio of expenses to average net assets	0.81%	0.69%	0.69%	0.70%	0.72%
Ratio of net investment income to average net assets	0.67%	0.94%	1.15%	1.30%	1.19%
Portfolio turnover	5%	7%	11%	13%	36% [5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	The portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Delaware Special Opportunities Fund–8

LVIP Delaware Special Opportunities Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP Delaware Special Opportunities Fund (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers or news events).

Federal Income Taxes—The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than- not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2008.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the expense offset shown as “expense paid indirectly.”

LVIP Delaware Special Opportunities Fund–9

LVIP Delaware Special Opportunities Fund
Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (DMC), a series of Delaware Management Business Trust and subsidiary of LNC provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays DMC (the “Sub-Advisor”) at an annual rate of 0.20% of the Fund’s average daily net assets.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $8,316 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $18,962 and $6,816, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$209,981
Fees Payable to DSC	1,363
Distribution Fees Payable to LFD	6,349

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3. Investments
For the six months ended June 30, 2008, the Fund made purchases of $15,747,039 and sales of $50,332,789 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $412,038,677. At June 30, 2008, net unrealized appreciation was $218,484,657, of which $255,069,994 related to unrealized appreciation of investments and $36,585,337 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1—inputs are quoted prices in active markets
Level 2—inputs that are observable, directly or indirectly
Level 3—inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Securities

Level 1	$621,373,334
Level 2	9,150,000
Level 3	—

Total	$630,523,334

There were no Level 3 securities at the beginning or end of the period.

LVIP Delaware Special Opportunities Fund–10

LVIP Delaware Special Opportunities Fund
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2008. The tax character of dividends and distributions paid during the year ended December 31, 2007 was as follows:

Year Ended
12/31/07

Ordinary income	$11,076,596
Long-term capital gain	53,680,887

Total	$64,757,483

In addition, the Fund declared an ordinary income consent dividend of $2,543,565 for the year ended December 31, 2007. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$357,380,165
Undistributed ordinary income	4,198,185
Undistributed long-term capital gains	798,385
Other temporary differences	50,015,826
Unrealized appreciation of investments	218,484,869

Net assets	$630,877,430

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of dividends and distributions and losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to consent dividends and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Gain	Capital

$(2,023,183)	$(520,382)	$2,543,565

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/08	12/31/07

Shares sold:
Standard Class	115,326	274,900
Service Class	213,190	186,108
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,488,927
Service Class	—	23,816

	328,516	1,973,751

Shares repurchased:
Standard Class	(1,734,568)	(2,820,426)
Service Class	(55,518)	(18,341)

	(1,790,086)	(2,838,767)

Net decrease	(1,461,570)	(865,016)

LVIP Delaware Special Opportunities Fund–11

LVIP Delaware Special Opportunities Fund
Notes to Financial Statements (continued)

7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Special Opportunities Fund–12

LVIP FI Equity-Income Fund

LVIP FI Equity-Income Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP FI Equity-Income Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10

LVIP FI Equity-Income Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$861.50	0.76%	$3.52
Service Class Shares	1,000.00	860.40	1.01%	4.67

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.08	0.76%	$3.82
Service Class Shares	1,000.00	1,019.84	1.01%	5.07

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP FI Equity-Income Fund–1

LVIP FI Equity–Income Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	99.57%

Aerospace & Defense	1.49%
Beverages	0.76%
Biotechnology	1.32%
Capital Markets	5.29%
Chemicals	2.33%
Commercial Banks	5.29%
Commercial Services & Supplies	0.59%
Computers & Peripherals	2.68%
Consumer Finance	0.89%
Diversified Financial Services	3.55%
Diversified Telecommunications Services	4.42%
Electric Utilities	4.41%
Electronic Equipment & Instruments	0.68%
Energy Equipment & Services	3.90%
Food & Staples Retailing	1.38%
Food Products	2.27%
Gas Utilities	1.11%
Health Care Equipment & Supplies	1.18%
Health Care Providers & Services	2.51%
Hotels, Restaurants & Leisure	0.81%
Household Durables	0.30%
Household Products	1.75%
Industrial Conglomerates	2.75%
Insurance	7.93%
Life Sciences Tools & Services	0.62%
Machinery	3.19%
Media	3.36%
Metals & Mining	2.29%
Multiline Retail	0.84%
Multi-Utilities	1.04%
Oil, Gas & Consumable Fuels	14.69%
Pharmaceuticals	4.70%
Road & Rail	1.51%
Specialty Retail	1.50%
Textiles, Apparel & Luxury Goods	1.08%
Thrift & Mortgage Finance	1.50%
Tobacco	2.27%
Wireless Telecommunication Services	1.39%

Short-Term Investment	0.28%

Total Value of Securities	99.85%

Receivables and Other Assets Net of Liabilities	0.15%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

ConocoPhillips	4.60%
Exxon Mobil	4.29%
AT&T	3.33%
Wells Fargo	2.82%
General Electric	2.75%
Bank of America	2.13%
Hewlett-Packard	2.08%
Wyeth	2.06%
Bank of New York Mellon	1.79%
Berkshire Hathaway Class B	1.60%

Total	27.45%

LVIP FI Equity-Income Fund–2

LVIP FI Equity-Income Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–99.57%
	Aerospace & Defense–1.49%
	Lockheed Martin	79,700	$7,863,202

			7,863,202

	Beverages–0.76%
	Molson Coors Brewing Class B	73,900	4,014,987

			4,014,987

	Biotechnology–1.32%
†	Amgen	148,440	7,000,430

			7,000,430

	Capital Markets–5.29%
†	Affiliated Managers Group	17,100	1,540,026
	Bank of New York Mellon	250,290	9,468,471
	Franklin Resources	45,300	4,151,745
	Goldman Sachs Group	48,050	8,403,945
	State Street	67,990	4,350,680

			27,914,867

	Chemicals–2.33%
	Albemarle	15,710	626,986
	Celanese Class A	78,080	3,565,133
	CF Industries Holdings	27,540	4,208,112
†	Mosaic	27,080	3,918,476

			12,318,707

	Commercial Banks–5.29%
	PNC Financial Services Group	80,100	4,573,710
	SunTrust Banks	164,000	5,940,080
	Wells Fargo	626,420	14,877,475
	Whitney Holding	139,800	2,558,340

			27,949,605

	Commercial Services & Supplies–0.59%
	Donnelley (R.R.) & Sons	105,700	3,138,233

			3,138,233

	Computers & Peripherals–2.68%
†	Apple	18,880	3,161,267
	Hewlett-Packard	248,870	11,002,543

			14,163,810

	Consumer Finance–0.89%
	Capital One Financial	123,270	4,685,493

			4,685,493

	Diversified Financial Services–3.55%
	Bank of America	472,100	11,269,027
†	Interactive Brokers Group Class A	58,800	1,889,244
	JPMorgan Chase	163,100	5,595,961

			18,754,232

	Diversified Telecommunications Services–4.42%
	AT&T	521,940	17,584,159
	Embarq	121,600	5,748,032

			23,332,191

	Electric Utilities–4.41%
	Duke Energy	404,500	7,030,210
	FirstEnergy	64,960	5,348,157
	Pepco Holdings	260,100	6,671,565
	PPL	81,360	4,252,687

			23,302,619

	Electronic Equipment & Instruments–0.68%
†	Avnet	130,850	3,569,588

			3,569,588

	Energy Equipment & Services–3.90%
	ENSCO International	92,680	7,482,983
†	National Oilwell Varco	47,390	4,204,441
	Noble	69,600	4,521,216
†	Transocean	28,870	4,399,499

			20,608,139

	Food & Staples Retailing–1.38%
†	Great Atlantic & Pacific Tea	77,470	1,767,865
	Kroger	191,100	5,517,057

			7,284,922

	Food Products–2.27%
	Bunge	65,800	7,086,002
	Corn Products International	16,250	798,038
	Tyson Food Class A	273,200	4,081,608

			11,965,648

	Gas Utilities–1.11%
	Energen	75,200	5,867,856

			5,867,856

	Health Care Equipment & Supplies–1.18%
	Covidien	130,200	6,235,278

			6,235,278

	Health Care Providers & Services–2.51%
	CIGNA	60,110	2,127,293
	McKesson	71,630	4,004,833
†	WellPoint	149,570	7,128,506

			13,260,632

	Hotels, Restaurants & Leisure–0.81%
	Burger King Holdings	160,200	4,291,758

			4,291,758

	Household Durables–0.30%
	D.R. Horton	148,700	1,613,395

			1,613,395

	Household Products–1.75%
†	Energizer Holdings	54,513	3,984,355
	Procter & Gamble	86,100	5,235,741

			9,220,096

LVIP FI Equity-Income Fund–3

LVIP FI Equity-Income Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Industrial Conglomerates–2.75%
	General Electric	543,730	$14,512,154

			14,512,154

	Insurance–7.93%
	ACE	146,500	8,070,685
	American International Group	251,008	6,641,672
	Aspen Insurance Holdings	110,400	2,613,168
†	Berkshire Hathaway Class B	2,110	8,465,319
	Chubb	84,000	4,116,840
	Loews	134,100	6,289,290
	National Financial Partners	61,030	1,209,615
	PartnerRe	65,100	4,500,363

			41,906,952

	Life Sciences Tools & Services–0.62%
†	Thermo Fisher Scientific	58,600	3,265,778

			3,265,778

	Machinery–3.19%
†	AGCO	139,200	7,295,473
	Deere & Co.	85,140	6,141,148
†	Navistar International	51,720	3,404,210

			16,840,831

	Media–3.36%
†	DISH Network Class A	135,100	3,955,728
	News Class A	451,460	6,789,958
	Time Warner	473,700	7,010,760

			17,756,446

	Metals & Mining–2.29%
	Freeport-McMoRan Copper & Gold Class B	59,500	6,972,805
	Nucor	68,300	5,099,961

			12,072,766

	Multiline Retail–0.84%
	Penney (J.C.)	122,920	4,460,767

			4,460,767

	Multi-Utilities–1.04%
	Public Service Enterprise Group	119,120	5,471,182

			5,471,182

	Oil, Gas & Consumable Fuels–14.69%
	Chevron	76,080	7,541,810
	ConocoPhillips	257,200	24,277,108
	Exxon Mobil	257,300	22,675,849
†	Mariner Energy	108,600	4,014,942
	Pioneer Natural Resources	46,600	3,647,848
†	Southwestern Energy	95,000	4,522,950
	St. Mary Land & Exploration	49,700	3,212,608
	Valero Energy	186,870	7,695,307

			77,588,422

	Pharmaceuticals–4.70%
	Merck	212,040	7,991,788
	Pfizer	340,800	5,953,776
	Wyeth	226,380	10,857,184

			24,802,748

	Road & Rail–1.51%
	Norfolk Southern	127,170	7,969,744

			7,969,744

	Specialty Retail–1.50%
	Abercrombie & Fitch Class A	67,000	4,199,560
	Staples	156,220	3,710,225

			7,909,785

	Textiles, Apparel & Luxury Goods–1.08%
†	Coach	89,300	2,578,984
	Polo Ralph Lauren	49,400	3,101,332

			5,680,316

	Thrift & Mortgage Finance–1.50%
	Astoria Financial	98,800	1,983,904
	Fannie Mae	188,500	3,677,635
	People’s United Financial	146,300	2,282,280

			7,943,819

	Tobacco–2.27%
	Altria Group	403,910	8,304,389
†	Lorillard	53,310	3,686,920

			11,991,309

	Wireless Telecommunication Services–1.39%
†	NII Holdings	154,620	7,342,904

			7,342,904

	Total Common Stock (Cost $516,507,492)		525,871,611

	SHORT-TERM INVESTMENT–0.28%
	Money Market Instrument–0.28%
	Dreyfus Cash Management Fund	1,458,103	1,458,103

	Total Short-Term Investment (Cost $1,458,103)		1,458,103

LVIP FI Equity-Income Fund–4

LVIP FI Equity-Income Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.85% (Cost $517,965,595)	$527,329,714
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	812,761

NET ASSETS APPLICABLE TO 36,132,376 SHARES OUTSTANDING–100.00%	$528,142,475

NET ASSET VALUE–LVIP FI EQUITY-INCOME FUND STANDARD CLASS ($499,443,228 / 34,164,247 Shares)	$14.619

NET ASSET VALUE–LVIP FI EQUITY-INCOME FUND SERVICE CLASS ($28,699,247 / 1,968,129 Shares)	$14.582

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization-no par)	$517,088,123
Undistributed net investment income	4,712,889
Accumulated net realized loss on investments	(3,022,656)
Net unrealized appreciation of investments	9,364,119

Total net assets	$528,142,475

†	Non income producing security.

See accompanying notes

LVIP FI Equity-Income Fund–5

LVIP FI Equity–Income Fund
Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

ASSETS:
Investments in unaffiliated companies, at value (Cost $517,965,595)	$527,329,714
Cash	6,291
Receivable for securities sold	34,426,582
Dividends and interest receivable	721,854
Receivable for fund shares sold	116,630
Foreign currencies, at value (Cost $3)	4

TOTAL ASSETS	562,601,075

LIABILITIES:
Payable for securities purchased	33,682,494
Payable for fund shares redeemed	391,450
Due to manager and affiliates	319,726
Other accured expenses	64,930

TOTAL LIABILITIES	34,458,600

Total net assets	$528,142,475

See accompanying notes

LVIP FI Equity-Income Fund–6

LVIP FI Equity–Income Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$6,896,967
Interest	48,314

6,945,281

EXPENSES:
Management fees	2,153,137
Accounting and administration expenses	131,302
Reports and statements to shareholders	43,258
Distribution expenses–Service Class	35,587
Professional fees	14,173
Custodian fees	8,221
Trustees’ fees	6,314
Other	10,106

2,402,098
Less management fee waived	(169,706)

Total operating expenses	2,232,392

NET INVESTMENT INCOME	4,712,889

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(35,280,818)
Net change in unrealized appreciation/depreciation of investments	(59,487,210)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(94,768,028)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(90,055,139)

See accompanying notes

LVIP FI Equity–Income Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,712,889	$9,436,578
Net realized gain (loss) on investments	(35,280,818)	41,073,569
Net change in unrealized appreciation/depreciation of investments	(59,487,210)	(18,184,117)

Net increase (decrease) in net assets resulting from operations	(90,055,139)	32,326,030

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(7,984,735)
Service Class	—	(283,649)
Net realized gain on investments:
Standard Class	—	(64,168,355)
Service Class	—	(2,489,145)

	—	(74,925,884)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,250,518	8,250,190
Service Class	6,626,271	14,304,523
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	72,153,090
Service Class	—	2,772,794

	8,876,789	97,480,597

Cost of shares repurchased:
Standard Class	(57,053,240)	(138,083,699)
Service Class	(3,164,760)	(5,437,298)

	(60,218,000)	(143,520,997)

Decrease in net assets derived from capital share transactions	(51,341,211)	(46,040,400)

NET DECREASE IN NET ASSETS	(141,396,350)	(88,640,254)
NET ASSETS:
Beginning of period	669,538,825	758,179,079

End of period (including undistributed net investment income of $4,712,889 and $1,328,743, respectively)	$528,142,475	$669,538,825

See accompanying notes

LVIP FI Equity-Income Fund–7

LVIP FI Equity–Income Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP FI Equity-Income Fund Standard Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06[2]	12/31/05	12/31/04	12/31/03[3]

Net asset value, beginning of period	$16.970	$18.231	$17.994	$18.020	$16.595	$12.653

Income (loss) from investment operations:
Net investment income[4]	0.126	0.241	0.221	0.217	0.247	0.163
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.477)	0.496	1.720	0.540	1.366	3.921

Total from investment operations	(2.351)	0.737	1.941	0.757	1.613	4.084

Less dividends and distributions from:
Net investment income	—	(0.211)	(0.205)	(0.204)	(0.188)	(0.142)
Net realized gain on investments	—	(1.787)	(1.499)	(0.579)	—	—

Total dividends and distributions	—	(1.998)	(1.704)	(0.783)	(0.188)	(0.142)

Net asset value, end of period	$14.619	$16.970	$18.231	$17.994	$18.020	$16.595

Total return[5]	(13.85% )	4.36%	11.27%	4.49%	9.77%	32.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$499,443	$639,956	$738,199	$765,796	$830,276	$810,728
Ratio of expenses to average net assets	0.76%	0.74%	0.69%	0.78%	0.80%	0.82%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	0.82%	0.81%	0.80%	0.80%	0.80%	0.82%
Ratio of net investment income to average net assets	1.64%	1.31%	1.24%	1.23%	1.47%	1.15%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	1.58%	1.24%	1.13%	1.21%	1.47%	1.15%
Portfolio turnover	193%	141%	199%	151%	120%	134%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Commencing September 1, 2006, Pyramis Global Advisors, LLC, a subsidiary of Fidelity Management and Research Company (FMR), replaced FMR as the Fund’s sub-advisor.

[3]	Effective April 30, 2003, the Lincoln National Equity-Income Fund, Inc. was merged into the Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Equity Income Fund, Inc.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP FI Equity-Income Fund–8

LVIP FI Equity–Income Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP FI Equity-Income Fund Service Class
	Six Months
	Ended				5/19/04[3]
	6/30/08[1]	Year Ended			to
	(Unaudited)	12/31/07	12/31/06[2]	12/31/05	12/31/04

Net asset value, beginning of period	$16.948	$18.214	$17.980	$18.013	$15.895

Income (loss) from investment operations:
Net investment income[4]	0.107	0.195	0.177	0.172	0.144
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.473)	0.496	1.717	0.539	2.141

Total from investment operations	(2.366)	0.691	1.894	0.711	2.285

Less dividends and distributions from:
Net investment income	—	(0.170)	(0.161)	(0.165)	(0.167)
Net realized gain on investments		(1.787)	(1.499)	(0.579)	—

Total dividends and distributions	—	(1.957)	(1.660)	(0.744)	(0.167)

Net asset value, end of period	$14.582	$16.948	$18.214	$17.980	$18.013

Total return[5]	(13.96% )	4.10%	11.00%	4.23%	14.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,699	$29,583	$19,980	$6,590	$253
Ratio of expenses to average net assets	1.01%	0.99%	0.94%	1.03%	1.05%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.07%	1.06%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets	1.39%	1.06%	0.99%	0.98%	1.40%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	1.33%	0.99%	0.88%	0.96%	1.40%
Portfolio turnover	193%	141%	199%	151%	120%[6]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Commencing September 1, 2006, Pyramis Global Advisors, LLC, a subsidiary of Fidelity Management and Research Company (FMR), replaced FMR as the Fund’s sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP FI Equity-Income Fund–9

LVIP FI Equity-Income Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP FI Equity-Income Fund (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek reasonable income by investing primarily in income-producing equity securities.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2008.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its

LVIP FI Equity-Income Fund–10

LVIP FI Equity-Income Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million.

LIAC has contractually agreed to waive a portion of its advisory fee through April 30, 2009. The waiver amount is 0.03% on the first $250 million of average daily net assets of the Fund; 0.08% on the next $500 million; and 0.13% of average daily net assets in excess of $750 million. This waiver will renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

Pyramis Global Advisors, LLC (the “Sub-Advisor”), a Fidelity Investments Company, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor at annual rate of 0.45% on the first $250 million of the Fund’s average daily net assets; 0.40% on the next $500 million; and 0.35% of the average daily net assets of the Fund in excess of $750 million.

The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the sub-advisor. The commissions paid to these affiliated firms were $2,702 for the six months ended June 30, 2008.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $7,235 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $16,710 and $6,064, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$312,501
Fees Payable to DSC	1,132
Distribution Fees Payable to LFD	6,093

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2008, the Fund made purchases of $559,812,992 and sales of $604,692,413 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $534,412,787. At June 30, 2008, net unrealized depreciation was $7,083,073, of which $49,986,044 related to unrealized appreciation of investments and $57,069,117 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1—inputs are quoted prices in active markets
Level 2—inputs that are observable, directly or indirectly
Level 3—inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP FI Equity-Income Fund–11

LVIP FI Equity-Income Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels on the previous page as of June 30, 2008:

Securities
Level 1	$527,329,714
Level 2	—
Level 3	—

Total	$527,329,714

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2008. The tax character of dividends and distributions paid during the year ended December 31, 2007 was as follows:

Year Ended
12/31/07

Ordinary income	$40,536,304
Long term capital gains	34,389,580

Total	$74,925,884

In addition, the Fund declared an ordinary income consent dividend of $6,047,338 for the year ended December 31, 2007. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$517,088,123
Undistributed ordinary income	4,712,889
Realized losses (1/1/08-6/30/08)	(29,696,125)
Other temporary differences	43,120,661
Unrealized depreciation of investments	(7,083,073)

Net assets	$528,142,475

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of dividends and distributions and losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Loss	Capital

$(1,328,743)	$(4,718,595)	$6,047,338

LVIP FI Equity-Income Fund–12

LVIP FI Equity-Income Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07

Shares sold:
Standard Class	145,088	441,534
Service Class	429,054	781,395
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	4,315,060
Service Class	—	166,220

	574,142	5,704,209

Shares repurchased:
Standard Class	(3,691,753)	(7,536,942)
Service Class	(206,418)	(299,075)

	(3,898,171)	(7,836,017)

Net decrease	(3,324,029)	(2,131,808)

7.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP FI Equity-Income Fund–13

LVIP Janus Capital Appreciation Fund

LVIP Janus Capital
Appreciation Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP Janus Capital Appreciation Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Janus Capital Appreciation Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$903.60	0.71%	$3.36
Service Class Shares	1,000.00	902.50	0.96%	4.54

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.33	0.71%	$3.57
Service Class Shares	1,000.00	1,020.09	0.96%	4.82

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Janus Capital Appreciation Fund–1

LVIP Janus Capital Appreciation Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	98.87%

Aerospace & Defense	2.40%
Air Freight & Logistics	1.83%
Automobiles	0.85%
Beverages	3.81%
Biotechnology	4.45%
Capital Markets	2.67%
Chemicals	7.82%
Communications Equipment	7.10%
Computers & Peripherals	3.44%
Diversified Financial Services	1.98%
Electrical Equipment	1.28%
Electronic Equipment & Instruments	0.59%
Food & Staples Retailing	5.48%
Health Care Equipment & Supplies	0.64%
Health Care Providers & Services	2.96%
Hotels, Restaurants & Leisure	2.50%
Household Durables	1.20%
Household Products	1.12%
Independent Power Producers & Energy Traders	4.66%
Industrial Conglomerates	2.17%
Insurance	1.47%
Internet Software & Services	2.51%
IT Services	1.60%
Machinery	1.47%
Media	1.01%
Metals & Mining	0.22%
Multiline Retail	0.76%
Oil, Gas & Consumable Fuels	9.16%
Paper & Forest Products	1.01%
Personal Products	0.43%
Pharmaceuticals	3.80%
Real Estate Investment Trusts	0.70%
Road & Rail	0.54%
Semiconductors & Semiconductor Equipment	4.09%
Software	6.04%
Specialty Retail	0.87%
Tobacco	2.05%
Transportation Infrastructure	0.32%
Wireless Telecommunication Services	1.87%

Discount Note	1.54%

Total Value of Securities	100.41%

Liabilities Net of Receivables and Other Assets	(0.41)%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

CVS Caremark	4.42%
Hess	4.34%
InBev	3.81%
Cisco Systems	3.27%
AES	2.76%
Google Class A	2.51%
Microsoft	2.44%
Exxon Mobil	2.40%
Oracle	2.20%
Siemens	2.17%

Total	30.32%

LVIP Janus Capital Appreciation Fund–2

LVIP Janus Capital Appreciation Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.87%
	Aerospace & Defense–2.40%
	Empresa Brasileira de Aeronautica ADR (Brazil)	213,385	$5,654,703
	Lockheed Martin	32,400	3,196,584
	Precision Castparts	24,195	2,331,672

			11,182,959

	Air Freight & Logistics–1.83%
	Robinson (C.H.) Worldwide	47,485	2,604,077
	United Parcel Service Class B	96,470	5,930,011

			8,534,088

	Automobiles–0.85%
	Bayerische Motoren Werke (Germany)	82,345	3,960,875

			3,960,875

	Beverages–3.81%
	InBev (Belgium)	256,135	17,776,783

			17,776,783

	Biotechnology–4.45%
†	Celgene	150,930	9,639,899
†	Genentech	82,175	6,237,083
†	Gilead Sciences	92,760	4,911,642

			20,788,624

	Capital Markets–2.67%
	Goldman Sachs Group	25,105	4,390,865
	Nomura Holdings (Japan)	246,100	3,646,355
	T. Rowe Price Group	78,420	4,428,377

			12,465,597

	Chemicals–7.82%
	Bayer (Germany)	53,615	4,502,793
	K+S (Germany)	14,254	8,191,667
	Monsanto	54,340	6,870,750
	Potash Corporation of Saskatchewan (Canada)	35,915	8,209,091
	Praxair	34,400	3,241,856
	Syngenta (Switzerland)	16,884	5,491,370

			36,507,527

	Communications Equipment–7.10%
†	Cisco Systems	655,265	15,241,463
	Corning	425,310	9,803,396
†	Research in Motion (Canada)	69,135	8,081,882

			33,126,741

	Computers & Peripherals–3.44%
†	Apple	43,451	7,275,435
†	Dell	98,880	2,163,494
	Hewlett-Packard	149,755	6,620,669

			16,059,598

	Diversified Financial Services–1.98%
	CME Group	8,630	3,306,930
	JPMorgan Chase	173,525	5,953,642

			9,260,572

	Electrical Equipment–1.28%
	Emerson Electric	121,030	5,984,934

			5,984,934

	Electronic Equipment & Instruments–0.59%
	Keyence (Japan)	11,500	2,739,462

			2,739,462

	Food & Staples Retailing–5.48%
	CVS Caremark	521,120	20,620,718
	Tesco (United Kingdom)	675,748	4,972,332

			25,593,050

	Health Care Equipment & Supplies–0.64%
	Covidien	62,425	2,989,533

			2,989,533

	Health Care Providers & Services–2.96%
†	Coventry Health Care	174,825	5,318,177
	UnitedHealth Group	323,955	8,503,818

			13,821,995

	Hotels, Restaurants & Leisure–2.50%
	Crown (Australia)	649,078	5,776,979
	†Las Vegas Sands	50,625	2,401,650
	McDonald’s	62,096	3,491,037

			11,669,666

	Household Durables–1.20%
	Sharp (Japan)	139,000	2,263,750
	Sony (Japan)	76,260	3,332,985

			5,596,735

	Household Products–1.12%
	Colgate-Palmolive	75,815	5,238,817

			5,238,817

	Independent Power Producers & Energy Traders–4.66%
†	AES	670,620	12,882,610
†	EDP Renovaveis (Spain)	197,490	2,285,468
†	NRG Energy	153,700	6,593,730

			21,761,808

	Industrial Conglomerates–2.17%
	Siemens (Germany)	91,566	10,109,247

			10,109,247

	Insurance–1.47%
†	Berkshire Hathaway Class B	1,705	6,840,460

			6,840,460

LVIP Janus Capital Appreciation Fund–3

LVIP Janus Capital Appreciation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Internet Software & Services–2.51%
†	Google Class A	22,300	$11,739,166

			11,739,166

	IT Services–1.60%
	Automatic Data Processing	83,133	3,483,273
	Western Union	161,580	3,994,257

			7,477,530

	Machinery–1.47%
	Danaher	76,215	5,891,419
	Illinois Tool Works	20,470	972,530

			6,863,949

	Media–1.01%
	Disney (Walt)	73,820	2,303,184
	News Class A	160,400	2,412,416

			4,715,600

	Metals & Mining–0.22%
	Vallourec (France)	2,945	1,033,612

			1,033,612

	Multiline Retail–0.76%
	Nordstrom	116,455	3,528,587

			3,528,587

	Oil, Gas & Consumable Fuels–9.16%
	Exxon Mobil	126,935	11,186,782
	Hess	160,575	20,262,960
	Occidental Petroleum	81,835	7,353,693
	Petroleo Brasileiro ADR (Brazil)	56,070	3,971,438

			42,774,873

	Paper & Forest Products–1.01%
	Weyerhaeuser	91,875	4,698,488

			4,698,488

	Personal Products–0.43%
	Avon Products	55,470	1,998,029

			1,998,029

	Pharmaceuticals–3.80%
†	Forest Laboratories	74,290	2,580,835
	Merck	146,845	5,534,588
	Roche Holding (Switzerland)	48,363	8,711,068
	Wyeth	19,420	931,383

			17,757,874

	Real Estate Investment Trusts–0.70%
	ProLogis	59,755	3,247,684

			3,247,684

	Road & Rail–0.54%
	Canadian National Railway (Canada)	52,665	2,532,133

			2,532,133

	Semiconductors & Semiconductor Equipment–4.09%
†	Cypress Semiconductor	115,735	2,864,441
	KLA-Tencor	171,600	6,985,836
†	Marvell Technology Group (Bermuda)	368,400	6,505,944
	Texas Instruments	97,325	2,740,672

			19,096,893

	Software–6.04%
†	Amdocs (United Kingdom)	122,885	3,615,277
†	Electronics Arts	66,170	2,939,933
	Microsoft	413,530	11,376,210
†	Oracle	488,280	10,253,880

			28,185,300

	Specialty Retail–0.87%
	Staples	170,277	4,044,079

			4,044,079

	Tobacco–2.05%
	Altria Group	214,140	4,402,718
†	Philip Morris International	104,375	5,155,082

			9,557,800

	Transportation Infrastructure–0.32%
	China Merchants Holdings International (Hong Kong)	386,260	1,493,580

			1,493,580

	Wireless Telecommunication Services–1.87%
†	Crown Castle International	225,045	8,715,993

			8,715,993

	Total Common Stock (Cost $447,593,361)		461,470,241
		Principal
		Amount
		(U.S. $)

≠	DISCOUNT NOTE–1.54%
	Federal Home Loan Bank 2.03% 7/1/08	$7,200,000	7,200,000

	Total Discount Note (Cost $7,200,000)		7,200,000

LVIP Janus Capital Appreciation Fund–4

LVIP Janus Capital Appreciation Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.41% (Cost $454,793,361)	$468,670,241
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.41%)	(1,899,257)

NET ASSETS APPLICABLE TO 21,384,271 SHARES OUTSTANDING–100.00%	$466,770,984

NET ASSET VALUE-LVIP JANUS CAPITAL APPRECIATION FUND STANDARD CLASS ($431,609,861 / 19,763,317 Shares)	$21.839

NET ASSET VALUE-LVIP JANUS CAPITAL APPRECIATION FUND SERVICE CLASS ($35,161,123 / 1,620,954 Shares)	$21.692

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$602,023,452
Undistributed net investment income	2,257,215
Accumulated net realized loss on investments	(151,373,199)
Net unrealized appreciation of investments and foreign currencies	13,863,516

Total net assets	$466,770,984

†Non income producing security.

≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR–American Depositary Receipt
CHF–Swiss Francs
EUR–European Monetary Unit
GBP–British Pound Sterling
USD–United States Dollar

The following foreign currency exchange contracts were outstanding at June 30, 2008:

Foreign Currency Exchange Contracts1

				Unrealized
				Appreciation
Contracts to Receive (Deliver)	In Exchange For		Settlement Date	(Depreciation)

CHF (494,253)	USD	484,847	7/2/08	$1,021
EUR 394,936	USD	(622,850)	7/2/08	(1,023)
GBP (250,000)	USD	488,350	10/23/08	(5,212)
GBP (870,000)	USD	1,672,253	11/12/08	(42,655)

				$(47,869)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 8 in “Notes to financial statements.”

See accompanying notes

LVIP Janus Capital Appreciation Fund–5

LVIP Janus Capital Appreciation Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$3,961,914
Interest	65,926
Foreign tax withheld	(270,323)

3,757,517

EXPENSES:
Management fees	1,845,132
Accounting and administration expenses	111,659
Reports and statements to shareholders	48,826
Distribution expenses–Service Class	44,387
Custodian fees	43,589
Professional fees	13,830
Trustees’ fees	5,169
Other	8,106

2,120,698
Less management fee waived	(331,398)
Less expense paid indirectly	(527)

Total operating expenses	1,788,773

NET INVESTMENT INCOME	1,968,744

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
Investments	17,547,721
Foreign currencies	274,793

Net realized gain on investments and foreign currencies	17,822,514
Net change in unrealized appreciation/depreciation on investments and foreign currencies	(71,726,604)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(53,904,090)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($51,935,346)

See accompanying notes

LVIP Janus Capital Appreciation Fund
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/08	Year Ended
	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,968,744	$2,340,355
Net realized gain on investments and foreign currencies	17,822,514	81,170,361
Net change in unrealized appreciation/depreciation of investments an foreign currencies	(71,726,604)	16,338,396

Net increase (decrease) in net assets resulting from operations	(51,935,346)	99,849,112

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,484,497)
Service Class	—	(19,995)

	—	(1,504,492)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,786,389	99,688,375
Service Class	11,584,978	28,244,478
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,484,497
Service Class	—	19,995
Net assets from merger*
Standard Class	—	7,913,217
Service Class	—	417,342

	17,371,367	137,767,904

Cost of shares repurchased:
Standard Class	(32,810,145)	(189,647,152)
Service Class	(8,964,243)	(8,491,477)

	(41,774,388)	(198,138,629)

Decrease in net assets derived from capital share transactions	(24,403,021)	(60,370,725)

NET INCREASE (DECREASE) IN NET ASSETS	(76,338,367)	37,973,895
NET ASSETS:
Beginning of period	543,109,351	505,135,456

End of period (including undistributed net investment income of $2,257,215 and $506,665, respectively)	$466,770,984	$543,109,351

*See Note 7 in “Notes to financial statements”

See accompanying notes

LVIP Janus Capital Appreciation Fund–6

LVIP Janus Capital Appreciation Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Janus Capital Appreciation Fund Standard Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04		12/31/03[2]

Net asset value, beginning of period	$24.169	$20.116	$18.376	$17.680	$16.793		$12.678

Income (loss) from investment operations:
Net investment income (loss)[3]	0.092	0.095	0.051	0.038	(0.009)		(0.014)
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.422)	4.019	1.725	0.704	0.896		4.129

Total from investment operations	(2.330)	4.114	1.776	0.742	0.887		4.115

Less dividends and distributions from:
Net investment income	—	(0.061)	(0.036)	(0.046)	—		—

Total dividends and distributions	—	(0.061)	(0.036)	(0.046)	—		—

Net asset value, end of period	$21.839	$24.169	$20.116	$18.376	$17.680		$16.793

Total return[4]	(9.64% )	20.42%	9.67%	4.20%	5.28%		32.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$431,610	$506,900	$488,232	$544,301	$659,385		$789,544
Ratio of expenses to average net assets	0.71%	0.69%	0.70%	0.73%	0.80%		0.82%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	0.84%	0.82%	0.83%	0.83%	0.81%		0.82%
Ratio of net investment income (loss) to average net assets	0.82%	0.43%	0.27%	0.22%	(0.06%	)	(0.10%	)
Ratio of net investment income (loss) to average net assets prior to fees waived and expense paid indirectly	0.69%	0.30%	0.14%	0.12%	(0.07%	)	(0.10%	)
Portfolio turnover	75%	123%	99%	85%	33%		21%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Effective April 30, 2003, the Lincoln National Capital Appreciation Fund, Inc. was merged into the Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Capital Appreciation Fund, Inc.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Janus Capital Appreciation Fund–7

LVIP Janus Capital Appreciation Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Janus Capital Appreciation Fund Service Class
	Six Months
	Ended							5/15/03[2]
	6/30/08[1]	Year Ended						to
	(Unaudited)	12/31/07	12/31/06		12/31/05	12/31/04		12/31/03

Net asset value, beginning of period	$24.036	$20.014	$18.294		$17.608	$16.766		$14.021

Income (loss) from investment operations:
Net investment income (loss)[3]	0.064	0.040	0.004		(0.006)	(0.051)		(0.036)
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.408)	3.996	1.716		0.700	0.893		2.781

Total from investment operations	(2.344)	4.036	1.720		0.694	0.842		2.745

Less dividends and distributions from:
Net investment income	—	(0.014)	—		(0.008)	—		—

Total dividends and distributions	—	(0.014)	—		(0.008)	—		—

Net asset value, end of period	$21.692	$24.036	$20.014		$18.294	$17.608		$16.766

Total return[4]	(9.75% )	20.11%	9.40%		3.94%	5.02%		19.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,161	$36,209	$16,903		$12,378	$3,812		$458
Ratio of expenses to average net assets	0.96%	0.94%	0.95%		0.98%	1.05%		1.06%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.09%	1.07%	1.08%		1.08%	1.06%		1.06%
Ratio of net investment income (loss) to average net assets	0.57%	0.18%	0.02%		(0.03% )	(0.31%	)	(0.37%	)
Ratio of net investment income (loss) to average net assets prior to fees waived and expense paid indirectly	0.44%	0.05%	(0.11%	)	(0.13% )	(0.32%	)	(0.37%	)
Portfolio turnover	75%	123%	99%		85%	33%		21%[5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Porfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Janus Capital Appreciation Fund–8

LVIP Janus Capital Appreciation Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP Janus Capital Appreciation Fund (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is long-term growth of capital in a manner consistent with the preservation of capital.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gains on investment in the accompanying financial statements and totaled $36,714 for the six months ended June 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

LVIP Janus Capital Appreciation Fund–9

LVIP Janus Capital Appreciation Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the expense offset shown as “expense paid indirectly.”

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million.

LIAC has contractually agreed to waive a portion of its advisory fee through April 30, 2009. The waiver amount is 0.15% on the first $100 million of average daily net assets of the Fund; 0.10% on the next $150 million; 0.15% on the next $250 million; 0.10% on the next $250 million; 0.15% on the next $750 million; and 0.20% of average daily net assets in excess of $1.5 billion. The fee waiver will renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

Janus Capital Management LLC (the “Sub-Advisor”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor at an annual rate of 0.40% for the first $250 million of the Fund’s average daily net assets, 0.35% of the next $500 million; 0.30% of the next $750 million and 0.25% of the average daily net assets of the Fund in excess of $1.5 billion.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $6,147 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $13,953 and $5,505, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$247,824
Fees Payable to DSC	1,004
Distribution Fees Payable to LFD	7,790

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2008, the Fund made purchases of $181,345,215 and sales of $199,501,730 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $458,349,379. At June 30, 2008, net unrealized appreciation was $10,320,862, of which $59,219,245 related to unrealized appreciation of investments and $48,898,383 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1—inputs are quoted prices in active markets
Level 2—inputs that are observable, directly or indirectly
Level 3—inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Janus Capital Appreciation Fund–10

LVIP Janus Capital Appreciation Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels on the previous page as of June 30, 2008:

	Securities	Derivatives

Level 1	$461,470,241	$—
Level 2	7,200,000	(47,869)
Level 3	—	—

Total	$468,670,241	$(47,869)

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2008. The tax character of dividends and distributions paid during the year ended December 31, 2007 was as follows:

Year Ended
12/31/07

Ordinary income	$1,504,492

In addition, the Fund declared an ordinary income consent dividend of $518,290 for the year ended December 31, 2007. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$602,023,452
Undistributed ordinary income	2,209,346
Realized gains (1/1/08—6/30/08)	16,342,602
Capital loss carryforwards	(164,159,783)
Unrealized appreciation of investments and foreign currencies	10,355,367

Net assets	$466,770,984

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, partnership interest, and mark to market of foreign currency contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Gain	Capital

$(218,194)	$(300,096)	$518,290

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2007 will expire as follows: $10,290,702 expires in 2009, $123,927,079 expires in 2010 and $29,942,002 expires in 2011.

For the six months ended June 30, 2008, the Fund had capital gains of $16,342,602, which may reduce the capital loss carryforwards.

LVIP Janus Capital Appreciation Fund–11

LVIP Janus Capital Appreciation Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/08	12/31/07

Shares sold:
Standard Class	254,587	4,842,048
Service Class	517,450	1,029,734
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	65,221
Service Class	—	883
Shares issued from merger[1]:
Standard Class	—	370,695
Service Class	—	19,435

	772,037	6,328,016

Shares repurchased:
Standard Class	(1,464,062)	(8,575,625)
Service Class	(402,950)	(388,171)

	(1,867,012)	(8,963,796)

Net decrease	(1,094,975)	(2,635,780)

[1]	See Note 7.

7.	Fund Merger
Effective April 30, 2007, the Fund acquired all assets and assumed all of the liabilities of LVIP Growth Fund (the “Acquired Fund”), an open-end investment company, in exchange for shares of the Fund pursuant to a Plan and Agreement of Reorganization (the “Reorganization”). The shareholders of the Acquired Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization. The Reorganization was treated as a non-taxable event and, accordingly, the Fund’s basis in securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated gain of the Acquired Fund as of the close of business on April 27, 2007, were as follows:

Net assets	$8,330,559
Accumulated net realized loss	(52,365)
Net unrealized appreciation	1,699,577

The net assets of the Fund prior to the Reorganization were $590,275,179. The combined net assets after the Reorganization were $598,605,738.

8.	Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as away of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

9.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed

LVIP Janus Capital Appreciation Fund–12

LVIP Janus Capital Appreciation Fund
Notes to Financial Statements (continued)

9.	Market Risk (continued)

on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. At June 30, 2008, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

10.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Janus Capital Appreciation Fund–13

LVIP Marsico International Growth Fund

LVIP Marsico International
Growth Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP Marsico International Growth Fund

Index

Disclosure of Fund Expenses	1
Country and Sector Allocations and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	5
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8

LVIP Marsico International Growth Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$872.20	0.99%	$4.61
Service Class Shares	1,000.00	871.00	1.24%	5.77

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1019.94	0.99%	$4.97
Service Class Shares	1,000.00	1018.70	1.24%	6.22

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Marsico International Growth Fund–1

LVIP Marsico International Growth Fund

Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Country	of Net Assets

Common Stock	95.21%

Australia	1.74%
Belgium	0.81%
Brazil	7.45%
Canada	6.66%
Denmark	3.42%
France	11.60%
Germany	5.69%
Hong Kong	5.71%
India	1.39%
Israel	1.73%
Japan	9.92%
Mexico	5.54%
Netherlands	3.02%
Republic of Korea	0.95%
Singapore	0.76%
South Africa	1.34%
Spain	0.48%
Switzerland	15.20%
Taiwan	1.03%
United Kingdom	9.53%
United States	1.24%

Short-Term Investment	4.90%

Total Value of Securities	100.11%

Liabilities Net of Receivables and Other Assets	(0.11%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

America Movil Series L ADR	4.04%
Nintendo	3.57%
Credit Suisse Group	3.45%
Vestas Wind Systems	3.42%
Continental	3.13%
Veolia Environnement	3.03%
Petroleo Brasileiro ADR	2.98%
Potash Corp. of Saskatchewan	2.83%
Lonza Group	2.76%
Alstom	2.40%

Total	31.61%

Percentage
Sector	of Net Assets

Auto Components	3.13%
Beverages	2.07%
Biotechnology	3.87%
Capital Markets	6.87%
Chemicals	6.58%
Commercial Banks	5.97%
Communications Equipment	2.28%
Computers & Peripherals	0.55%
Construction & Engineering	1.03%
Construction Materials	3.61%
Diversified Financial Services	0.82%
Electrical Equipment	8.56%
Energy Equipment & Services	1.06%
Food Products	2.45%
Hotels, Restaurants & Leisure	3.00%
Household Durables	2.06%
Insurance	3.21%
Machinery	1.53%
Media	1.84%
Metals & Mining	1.33%
Multiline Retail	0.91%
Multi-Utilities & Unregulated Power	3.03%
Oil, Gas & Consumable Fuels	7.03%
Pharmaceuticals	1.73%
Real Estate Management & Development	1.25%
Semiconductors & Semiconductor Equipment	2.93%
Software	3.57%
Specialty Retail	0.87%
Trading Company & Distributors	1.92%
Transportation Infrastructure	0.94%
Wireless Telecommunication Services	9.21%

Total	95.21%

LVIP Marsico International Growth Fund–2

LVIP Marsico International Growth Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–95.21%Δ
	Australia–1.74%
	CSL	130,435	$4,461,188

			4,461,188

	Belgium–0.81%
	Fortis	130,163	2,084,257

			2,084,257

	Brazil–7.45%
	All America Latina Logistica	108,898	1,388,828
	Bosvespa Holding	320,800	3,963,212
	Gafisa	133,070	2,291,590
†	OGX Petroleo e Gas Participacoes	1,700	1,343,909
	Petroleo Brasileiro ADR	107,575	7,619,538
	Unibanco-Uniao de Bancos Brasileiros GDR	19,377	2,459,523

			19,066,600

	Canada–6.66%
	Potash Corp. of Saskatchewan	31,650	7,234,240
†	Research in Motion	49,894	5,832,609
	Rogers Communications Class B	102,192	3,962,670

			17,029,519

	Denmark–3.42%
†	Vestas Wind Systems	66,734	8,735,555

			8,735,555

	France–11.60%
	Accor	37,559	2,509,168
	Alstom	26,550	6,131,242
	AXA	163,376	4,851,462
†	Compagnie Generale de Geophysique-Veritas	57,060	2,699,721
	Groupe Danone	16,619	1,167,031
	JC Decaux	87,254	2,224,205
	PPR	20,993	2,336,881
	Veolia Environnement	137,926	7,737,571

			29,657,281

	Germany–5.69%
	Commerzbank	90,494	2,688,650
	Continental	78,478	8,006,923
	GEA Group	73,852	2,598,857
	Linde	8,974	1,262,900

			14,557,330

	Hong Kong–5.71%
	China Merchants Holdings International	260,000	1,005,361
	China Mobil	434,000	5,833,273
	CNOOC	2,061,800	3,548,627
	Esprit Holdings	213,500	2,217,912
	Shagri-La Asia	854,369	1,994,244

			14,599,417

	India–1.39%
	ICICI Bank ADR	123,492	3,551,630

			3,551,630

	Israel–1.73%
	Teva Pharmaceutical Industries ADR	96,851	4,435,776

			4,435,776

	Japan–9.92%
	Daikin Industries	56,348	2,844,867
	Daiwa Securities Group	206,000	1,893,807
	Fujitsu	189,000	1,402,835
	Hitachi Construction Machinery	46,674	1,307,918
	Marubeni	588,000	4,912,692
	Mizuho Financial Group	559	2,611,633
	Nintendo	16,200	9,140,300
	Sumitomo Realty & Development	63,000	1,252,108

			25,366,160

	Mexico–5.54%
	America Movil Series L ADR	196,110	10,344,802
	Cemex ADR	154,394	3,813,532

			14,158,334

	Netherlands–3.02%
†	ASML Holding	98,584	2,429,201
	Heineken	103,697	5,293,243

			7,722,444

	Republic of Korea–0.95%
	Samsung Electronics	4,090	2,442,676

			2,442,676

	Singapore–0.76%
	CapitaLand	465,000	1,947,966

			1,947,966

	South Africa–1.34%
	MTN Group	215,353	3,422,010

			3,422,010

	Spain–0.48%
	Gamesa Corp. of Tecnologica	24,986	1,228,209

			1,228,209

	Switzerland–15.20%
	ABB	203,769	5,796,610
†	Actelion	48,632	2,604,053
	Credit Suisse Group	192,387	8,832,608
	Holcim	66,818	5,412,549
	Julius Baer Holding	60,305	4,073,266
	Lonza Group	50,853	7,053,859
	Nestle	112,880	5,100,622

			38,873,567

	Taiwan–1.03%
	Taiwan Semiconductors Manufacturing ADR	241,291	2,632,485

			2,632,485

LVIP Marsico International Growth Fund–3

LVIP Marsico International Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	United Kingdom–9.53%
	BG Group	210,339	$5,471,942
	BHP Billiton	88,919	3,398,975
	British Sky Broadcasting Group	264,433	2,486,200
	Johnson Matthey	34,604	1,271,748
	Man Group	223,761	2,781,297
	Reckitt Benckiser Group	58,606	2,971,039
	Rio Tinto	28,116	3,364,260
	Tesco	357,177	2,628,202

			24,373,663

	United States–1.24%
†	Las Vegas Sands	66,749	3,166,573

			3,166,573

	Total Common Stock (Cost $249,571,096)		243,512,640

	SHORT-TERM INVESTMENT–4.90%
	Money Market Instrument–4.90%
	Dreyfus Cash Management Fund	12,521,818	12,521,818

	Total Short-Term Investment (Cost $12,521,818)		12,521,818

TOTAL VALUE OF SECURITIES–100.11% (Cost $262,092,914)	256,034,458
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(281,162)

NET ASSETS APPLICABLE TO 16,231,228 SHARES OUTSTANDING–100.00%	$255,753,296

NET ASSET VALUE–LVIP MARSICO INTERNATIONAL GROWTH FUND STANDARD CLASS ($217,387,038 / 13,793,132 Shares)	$15.761

NET ASSET VALUE–LVIP MARSICO INTERNATIONAL GROWTH FUND SERVICE CLASS ($38,366,258 / 2,438,096 Shares)	$15.736

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$241,828,176
Undistributed net investment income	2,968,692
Accumulated net realized gain on investments	17,009,153
Net unrealized depreciation of investments and foreign currencies	(6,052,725)

Total net assets	$255,753,296

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

†	Non income producing security.

Summary of Abbreviations:
ADR–American Depositary Receipts
AUD–Australian Dollar
GDR–Global Depositary Receipts
JPY–Japanese Yen
USD–United States Dollar

The following foreign currency exchange contracts were outstanding at June 30, 2008:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive		In Exchange For		Settlement Date	(Depreciation)

AUD	226,985	USD	(217,543)	7/1/08	$(80)
AUD	98,385	USD	(94,499)	7/2/08	(241)
JPY	6,277,707	USD	(58,551)	7/1/08	581

					$260

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP Marsico International Growth Fund–4

LVIP Marsico International Growth Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$3,770,497
Interest	212,588
Foreign tax withheld	(387,768)

3,595,317

EXPENSES:
Management fees	1,084,837
Custodian fees	56,334
Accounting and administration expenses	53,625
Distribution expenses-Service Class	37,931
Reports and statements to shareholders	13,238
Professional fees	12,421
Trustees’ fees	2,293
Other	6,399

1,267,078
Less expense paid indirectly	(56,334)

Total operating expenses	1,210,744

NET INVESTMENT INCOME	2,384,573

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(4,064,470)
Foreign currencies	(52,681)

Net realized loss	(4,117,151)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(31,004,779)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(35,121,930)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(32,737,357)

See accompanying notes

LVIP Marsico International Growth Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,384,573	$2,317,709
Net realized gain (loss) on investments and foreign currencies	(4,117,151)	21,335,866
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(31,004,779)	8,672,919

Net increase (decrease) in net assets resulting from operations	(32,737,357)	32,326,494

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,439,577)
Service Class	—	(78,223)

	—	(1,517,800)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	44,062,635	67,468,956
Service Class	30,842,284	24,179,837
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,439,577
Service Class	—	78,223

	74,904,919	93,166,593

Cost of shares repurchased:
Standard Class	(7,436,581)	(26,964,048)
Service Class	(10,377,299)	(3,147,097)

	(17,813,880)	(30,111,145)

Increase in net assets derived from capital share transactions	57,091,039	63,055,448

NET INCREASE IN NET ASSETS	24,353,682	93,864,142
NET ASSETS:
Beginning of period	231,399,614	137,535,472

End of period (including undistributed net investment income of $2,968,692 and $636,800, respectively)	$255,753,296	$231,399,614

See accompanying notes

LVIP Marsico International Growth Fund–5

LVIP Marsico International Growth Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Marsico International Growth Fund Standard Class
	Six Months
	Ended
	6/30/08[2]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03[3]

Net asset value, beginning of period	$18.071	$15.102	$12.190	$10.263	$8.794	$6.792

Income (loss) from investment operations:
Net investment income[4]	0.168	0.224	0.059	0.040	0.060	0.040
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.478)	2.875	2.862	1.943	1.434	2.050

Total from investment operations	(2.310)	3.099	2.921	1.983	1.494	2.090

Less dividends and distributions from:
Net investment income	—	(0.130)	(0.009)	(0.056)	(0.025)	(0.088)

Total dividends and distributions	—	(0.130)	(0.009)	(0.056)	(0.025)	(0.088)

Net asset value, end of period	$15.761	$18.071	$15.102	$12.190	$10.263	$8.794

Total return[5]	(12.78% )	20.55%	23.97%	19.46%	17.02%	31.38%[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$217,387	$209,614	$137,535	$50,762	$40,496	$33,189
Ratio of expenses to average net assets	0.99%	1.03%	1.12%	1.22%	1.28%	1.29%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	0.99%	1.04%	1.12%	1.22%	1.28%	1.29%
Ratio of net investment income to average net assets	2.03%	1.35%	0.44%	0.27%	0.68%	0.52%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	2.03%	1.34%	0.44%	0.27%	0.68%	0.52%
Portfolio turnover	87%	108%	106%	159%	145%	234%

[1]	Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. International Equity Portfolio (the “JPVF Fund”). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	Commencing May 1, 2003, Marsico Capital Management LLC replaced Lombard Odier International Portfolio Management Ltd as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2008 and the years ended December 31, 2007 and 2006.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[6]	In 2003, the Fund received a non-recurring reimbursement which was recorded as capital contribution. Excluding the effect of this payment from the Fund’s ending net asset value per share, the total return for the year ended December 31, 2003 would have been 30.91%.

See accompanying notes

LVIP Marsico International Growth Fund–6

LVIP Marsico International Growth Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Marsico International Growth Fund Service Class
	Six Months
	Ended	4/30/07[2]
	6/30/08[1]	to
	(Unaudited)	12/31/07

Net asset value, beginning of period	$18.066	$15.782

Income (loss) from investment operations:
Net investment income[3]	0.147	0.130
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.477)	2.260

Total from investment operations	(2.330)	2.390

Less dividends and distributions from:
Net investment income	—	(0.106)

Total dividends and distributions	—	(0.106)

Net asset value, end of period	$15.736	$18.066

Total return[4]	(12.90% )	15.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,366	$21,786
Ratio of expenses to average net assets	1.24%	1.28%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.24%	1.29%
Ratio of net investment income to average net assets	1.78%	1.14%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	1.78%	1.13%
Portfolio turnover	87%	108%[5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Marsico International Growth Fund–7

LVIP Marsico International Growth Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP Marsico International Growth Fund (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek long-term capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 1.00% on the first $50 million of the average daily net assets of the Fund; 0.95% on the next $50 million; 0.90% on the next $50 million; 0.85% on the next $100 million; and 0.80% on average daily net assets in excess of $250 million.

LVIP Marsico International Growth Fund–8

LVIP Marsico International Growth Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 1.04% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2009, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Marsico Capital Management, LLC (the “Sub-Advisor”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.50% of the first $300 million of the Fund’s average daily net assets; 0.45% on the next $100 million; 0.40% on the next $600 million; and 0.35% of the Fund’s average daily net assets in excess of $1 billion.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $2,976 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $6,469 and $2,517, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$195,003
Fees Payable to DSC	537
Distribution Fees Payable to LFD	7,887

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2008, the Fund made purchases of $163,165,179 and sales of $98,062,542 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $263,399,492. At June 30, 2008, net unrealized depreciation was $7,365,034, of which $18,043,783 related to unrealized appreciation of investments and $25,408,817 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1—inputs are quoted prices in active markets
Level 2—inputs that are observable, directly or indirectly
Level 3—inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Marsico International Growth Fund–9

LVIP Marsico International Growth Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Securities	Derivatives

Level 1	$256,034,458	$—
Level 2	—	260
Level 3	—	—

Total	$256,034,458	$260

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2008. The tax character of dividends and distributions paid during the year ended December 31, 2007 was as follows:

Year Ended
12/31/07

Ordinary income	$1,517,800

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$241,828,176
Undistributed ordinary income	2,258,187
Realized losses 1/1/08–6/30/08	(2,904,742)
Other temporary differences	21,931,238
Unrealized depreciation of investments and foreign currencies	(7,359,563)

Net assets	$255,753,296

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of dividends and distributions, tax deferral of losses on wash sales and mark-to-market on foreign currency contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$(52,681)	$52,681

LVIP Marsico International Growth Fund–10

LVIP Marsico International Growth Fund
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07

Shares sold:
Standard Class	2,641,914	4,072,012
Service Class	1,861,960	1,373,640
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	80,721
Service Class	—	4,386

	4,503,874	5,530,759

Shares repurchased:
Standard Class	(448,025)	(1,660,779)
Service Class	(629,757)	(172,133)

	(1,077,782)	(1,832,912)

Net increase	3,426,092	3,697,847

7.	Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Marsico International Growth Fund–11

LVIP MFS Value Fund

LVIP MFS Value Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP MFS Value Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP MFS Value Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoi ng costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$894.10	0.74%	$3.48
Service Class Shares	1,000.00	893.00	0.99%	4.66

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.18	0.74%	$3.72
Service Class Shares	1,000.00	1,019.94	0.99%	4.97

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	98.39%

Aerospace & Defense	8.14%
Auto Components	0.60%
Beverages	2.19%
Building Products	0.79%
Capital Markets	7.51%
Chemicals	2.51%
Commercial Banks	1.62%
Communications Equipment	0.16%
Computers & Peripherals	2.25%
Consumer Finance	0.42%
Containers & Packaging	0.00%
Diversified Financial Services	1.79%
Diversified Telecommunications Services	3.02%
Electric Utilities	2.52%
Food & Staples Retailing	1.20%
Food Products	3.71%
Health Care Providers & Services	0.97%
Hotels, Restaurants & Leisure	0.82%
Household Durables	0.41%
Household Products	1.21%
Industrial Conglomerates	0.42%
Insurance	8.08%
IT Services	2.34%
Machinery	1.31%
Media	2.72%
Multiline Retail	0.75%
Multi-Utilities & Unregulated Power	2.93%
Oil, Gas & Consumable Fuels	17.07%
Pharmaceuticals	7.09%
Road & Rail	0.92%
Semiconductors & Semiconductor Equipment	1.83%
Software	2.19%
Specialty Retail	1.38%
Textiles, Apparel & Luxury Goods	1.49%
Tobacco	3.92%
Trading Company & Distributors	0.90%
Wireless Telecommunication Services	1.21%

Discounted Commercial Paper	2.39%

Short-Term Investment	2.45%

Total Value of Securities	103.23%

Liabilities Net of Receivables and Other Assets	(3.23%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Lockheed Martin	4.37%
Total ADR	3.27%
Exxon Mobil	3.16%
Allstate	3.02%
Philip Morris International	2.91%
AT&T	2.25%
Metlife	2.22%
Oracle	2.19%
Wyeth	2.01%
Accenture Class A	1.92%

Total	27.32%

LVIP MFS Value Fund–2

LVIP MFS Value Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.39%
	Aerospace & Defense–8.14%
	Lockheed Martin	158,590	$15,646,489
	Northrop Grumman	97,760	6,540,144
	Raytheon	16,560	931,997
	United Technologies	97,180	5,996,006

			29,114,636

	Auto Components–0.60%
	Johnson Controls	74,770	2,144,405

			2,144,405

	Beverages–2.19%
	Diageo	229,230	4,221,403
	PepsiCo	56,910	3,618,907

			7,840,310

	Building Products–0.79%
	Masco	179,830	2,828,726

			2,828,726

	Capital Markets–7.51%
	Bank of New York Mellon	172,740	6,534,753
	Franklin Resources	37,540	3,440,541
	Goldman Sachs Group	37,140	6,495,786
	Invesco	27,810	666,884
	Merrill Lynch	84,190	2,669,665
	State Street	86,130	5,511,459
	UBS	75,008	1,574,247

			26,893,335

	Chemicals–2.51%
	Air Products & Chemicals	21,460	2,121,536
	PPG Industries	104,190	5,977,380
	Praxair	9,410	886,798

			8,985,714

	Commercial Banks–1.62%
	PNC Financial Group	54,130	3,090,823
	SunTrust Banks	74,630	2,703,099

			5,793,922

	Communications Equipment–0.16%
†	Cisco Systems	23,900	555,914

			555,914

	Computers & Peripherals–2.25%
	Hewlett-Packard	56,950	2,517,760
	International Business Machines	46,560	5,518,756

			8,036,516

	Consumer Finance–0.42%
	American Express	40,160	1,512,827

			1,512,827

	Containers & Packaging–0.00%
†	Smurfit-Stone Container	2,490	10,134

			10,134

	Diversified Financial Services–1.79%
	Bank of America	202,640	4,837,017
	Deutsche Boerse (Denmark)	3,670	414,312
	JPMorgan Chase	33,800	1,159,678

			6,411,007

	Diversified Telecommunications Services–3.02%
	AT&T	239,130	8,056,290
	Embarq	27,420	1,296,143
	Verizon Communications	41,170	1,457,418

			10,809,851

	Electric Utilities–2.52%
	Entergy	27,500	3,313,200
	FPL Group	48,560	3,184,565
	PPL	48,120	2,515,232

			9,012,997

	Food & Staples Retailing–1.20%
	CVS Caremark	108,867	4,307,867

			4,307,867

	Food Products–3.71%
	General Mills	57,940	3,521,014
	Kellogg	109,920	5,278,358
	Nestle	99,393	4,491,196

			13,290,568

	Health Care Providers & Services–0.97%
	UnitedHealth Group	53,700	1,409,625
†	WellPoint	42,960	2,047,474

			3,457,099

	Hotels, Restaurants & Leisure–0.82%
	Royal Caribbean Cruises	131,350	2,951,435

			2,951,435

	Household Durables–0.41%
†	Toll Brothers	78,760	1,475,175

			1,475,175

	Household Products–1.21%
	Procter & Gamble	71,330	4,337,577

			4,337,577

	Industrial Conglomerates–0.42%
	3M	21,370	1,487,138

			1,487,138

	Insurance–8.08%
	Allstate	237,220	10,814,859
	Aon	26,660	1,224,760
	Chubb	45,590	2,234,366
	Genworth Financial	127,660	2,273,625
	Hartford Financial Services Group	35,070	2,264,470
	MetLife	150,750	7,955,078
	Prudential Financial	35,990	2,150,043

			28,917,201

LVIP MFS Value Fund–3

LVIP MFS Value Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	IT Services–2.34%
	Accenture Class A	168,690	$6,869,057
	Automatic Data Processing	18,270	765,513
	Western Union	29,360	725,779

			8,360,349

	Machinery–1.31%
	Eaton	21,770	1,849,797
	Ingersoll-Rand Class A	50,450	1,888,344
	Timken	28,360	934,178

			4,672,319

	Media–2.72%
	Disney (Walt)	136,200	4,249,439
	Omnicom Group	89,720	4,026,634
	WPP Group	149,200	1,439,929

			9,716,002

	Multiline Retail–0.75%
	Macy’s	138,630	2,692,195

			2,692,195

	Multi-Utilities & Unregulated Power–2.93%
	Dominion Resources	107,228	5,092,257
	PG&E	57,400	2,278,206
	Public Service Enterprise Group	67,890	3,118,188

			10,488,651

	Oil, Gas & Consumable Fuels–17.07%
	Apache	41,300	5,740,700
	Chevron	68,700	6,810,231
	ConocoPhillips	56,280	5,312,269
	Devon Energy	54,590	6,559,534
	EOG Resources	29,860	3,917,632
	Exxon Mobil	128,220	11,300,029
	Hess	54,170	6,835,712
	Marathon Oil	56,210	2,915,613
	Total ADR	137,240	11,702,455

			61,094,175

	Pharmaceuticals–7.09%
	Abbott Laboratories	30,020	1,590,159
	GlaxoSmithKline	106,820	2,368,243
	Johnson & Johnson	106,750	6,868,295
	Merck	152,640	5,753,002
	Pfizer	91,380	1,596,409
	Wyeth	150,040	7,195,918

			25,372,026
	Road & Rail–0.92%
	Burlington Northern Santa Fe	32,990	3,295,371

			3,295,371

	Semiconductors & Semiconductor Equipment–1.83%
	Intel	304,380	6,538,082

			6,538,082

	Software–2.19%
†	Oracle	373,070	7,834,470

			7,834,470

	Specialty Retail–1.38%
	Advance Auto Parts	18,110	703,211
	Sherwin-Williams	51,310	2,356,668
	Staples	79,650	1,891,688

			4,951,567

	Textiles, Apparel & Luxury Goods–1.49%
	NIKE Class B	89,280	5,321,981

			5,321,981

	Tobacco–3.92%
	Altria Group	88,060	1,810,514
†	Lorillard	25,820	1,785,711
†	Philip Morris International	211,140	10,428,204

			14,024,429

	Trading Company & Distributors–0.90%
	Grainger (W.W.)	39,550	3,235,190

			3,235,190

	Wireless Telecommunication Services–1.21%
	Rogers Communications Class B	23,730	920,171
	Vodafone Group	1,152,270	3,423,387

			4,343,558

	Total Common Stock (Cost $377,314,767)		352,114,719
		Principal
		Amount
		(U.S. $)

≠	DISCOUNTED COMMERCIAL PAPER–2.39%
	Toyota Motor Credit 2.57% 7/1/08	$8,546,000	8,546,000

	Total Discounted Commercial Paper (Cost $8,546,000)		8,546,000

		Number of
		Shares

	SHORT-TERM INVESTMENT–2.45%
	Money Market Instrument–2.45%
	Dreyfus Cash Management Fund	8,755,166	8,755,166

	Total Short-Term Investment (Cost $8,755,166)		8,755,166

LVIP MFS Value Fund–4

LVIP MFS Value Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–103.23% (Cost $394,615,933)	$369,415,885
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.23%)	(11,539,900)

NET ASSETS APPLICABLE TO 15,151,487 SHARES OUTSTANDING–100.00%	$357,875,985

NET ASSET VALUE–LVIP MFS VALUE FUND STANDARD CLASS ($320,305,876 / 13,558,811 Shares)	$23.623

NET ASSET VALUE–LVIP MFS VALUE FUND SERVICE CLASS ($37,570,109 / 1,592,676 Shares)	$23.589

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$379,804,379
Undistributed net investment income	2,674,053
Accumulated net realized gain on investments	592,159
Net unrealized depreciation of investments and foreign currencies	(25,194,606)

Total net assets	$357,875,985

†	Non income producing security.

≠	The rate shown is the effective yield as of the time of purchase.

Summary of Abbreviations:
ADR–American Depositary Receipts
CAD–Canadian Dollar
USD–United States Dollar

The following foreign currency exchange contract was outstanding at June 30, 2008:

Foreign Currency Exchange Contract1

Contract			Unrealized
to Receive	In Exchange For	Settlement Date	Depreciation

CAD 12,545	USD (12,415)	7/3/08	$(118)

The use of foreign currency exchange contract involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contract, whereas only the net unrealized depreciation is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP MFS Value Fund–5

LVIP MFS Value Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$3,813,308
Interest	90,314
Other income	34,982
Foreign tax withheld	(20,320)

3,918,284

EXPENSES:
Management fees	1,089,211
Accounting and administration expenses	73,953
Distribution expenses-Service Class	28,705
Custodian fees	15,913
Reports and statements to shareholders	14,030
Professional fees	11,861
Trustees’ fees	3,148
Other	5,333

1,242,154
Less expense paid indirectly	(102)

Total operating expenses	1,242,052

NET INVESTMENT INCOME	2,676,232

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(6,417,339)
Foreign currencies	(1,801)

Net realized loss	(6,419,140)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(33,208,390)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(39,627,530)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(36,951,298)

See accompanying notes

LVIP MFS Value Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,676,232	$2,867,932
Net realized gain (loss) on investments and foreign currencies	(6,419,140)	7,087,195
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(33,208,390)	910,556

Net increase (decrease) in net assets resulting from operations	(36,951,298)	10,865,683

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,238,106)
Service Class	—	(63,389)

	—	(2,301,495)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	61,888,339	195,004,296
Service Class	31,727,836	14,233,585
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,238,106
Service Class	—	63,389

	93,616,175	211,539,376

Cost of shares repurchased:
Standard Class	(8,244,486)	(13,925,822)
Service Class	(4,045,648)	(1,805,393)

	(12,290,134)	(15,731,215)

Increase in net assets derived from capital share transactions	81,326,041	195,808,161

NET INCREASE IN NET ASSETS	44,374,743	204,372,349
NET ASSETS:
Beginning of period	$313,501,242	109,128,893

End of period (including undistributed net investment income of $2,674,053 and $572,258 respectively)	$357,875,985	$313,501,242

See accompanying notes

LVIP MFS Value Fund–6

LVIP MFS Value Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS Value Fund Standard Class
	Six Months
	Ended
	6/30/08[2]	Year Ended
	(Unaudited)	12/31/07	12/31/06[3]	12/31/05	12/31/04	12/31/03

Net asset value, beginning of period	$26.422	$24.786	$22.837	$21.417	$19.332	$15.223

Income (loss) from investment operations:
Net investment income[4]	0.203	0.404	0.361	0.280	0.270	0.180
Net realized and unrealized gain (loss) on investments and foreign currencies	(3.002)	1.496	3.794	1.406	2.000	4.068

Total from investment operations	(2.799)	1.900	4.155	1.686	2.270	4.248

Less dividends and distributions from:
Net investment income	—	(0.264)	(0.286)	(0.266)	(0.185)	(0.139)
Net realized gain on investments	—	—	(1.920)	—	—	—

Total dividends and distributions	—	(0.264)	(2.206)	(0.266)	(0.185)	(0.139)

Net asset value, end of period	$23.623	$26.422	$24.786	$22.837	$21.417	$19.332

Total return[5]	(10.59% )	7.69%	19.66%	7.98%	11.85%	28.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$320,306	$301,096	$109,129	$83,737	$83,802	$82,914
Ratio of expenses to average net assets	0.74%	0.78%	0.78%	0.82%	0.82%	0.83%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	0.74%	0.78%	0.82%	0.82%	0.82%	0.83%
Ratio of net investment income to average net assets	1.65%	1.53%	1.58%	1.20%	1.30%	1.08%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	1.65%	1.53%	1.54%	1.20%	1.29%	1.08%
Portfolio turnover	33%	22%	164%	69%	39%	71%

[1]	Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Value Portfolio (the “JPVF Fund”). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	Commencing November 15, 2006, Massachusetts Financial Services Company replaced Credit Suisse Asset Management, LLC as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2008 and the years ended December 31, 2007 and 2006.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP MFS Value Fund–7

LVIP MFS Value Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS Value Fund Service Class
	Six Months
	Ended	4/30/07[2]
	6/30/08[1]	to
	(Unaudited)	12/31/07

Net asset value, beginning of period	$26.416	$26.308

Income (loss) from investment operations:
Net investment income[3]	0.172	0.240
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.999)	0.096

Total from investment operations	(2.827)	0.336

Less dividends and distributions from:
Net investment income	—	(0.228)
Total dividends and distributions	—	(0.228)

Net asset value, end of period	$23.589	$26.416

Total return[4]	(10.70% )	1.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,570	$12,405
Ratio of expenses to average net assets	0.99%	1.03%
Ration of net investment income to average net assets	1.40%	1.33%
Portfolio turnover	33%	22%[5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Portfolio turnover is representative of the Fund for entire year.

See accompanying notes

LVIP MFS Value Fund–8

LVIP MFS Value Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP MFS Value Fund (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek long-term growth of capital.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investments Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $21,975 for the six months ended June 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

LVIP MFS Value Fund–9

LVIP MFS Value Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.75% on the first $75 million of the average daily net assets of the Fund; 0.70% on the next $75 million; 0.65% on the next $50 million; and 0.60% on average daily net assets in excess of $200 million.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.80% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2009, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Massachusetts Financial Services Company (MFS) (the “Sub-Advisor”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.40% of the first $250 million of the Fund’s average daily net assets; 0.35% of the next $250 million; and 0.325% of the Fund’s average daily net assets in excess of $500 million. Effective July 1, 2008, the Sub-Advisor is paid 0.375% of the first $250 million of the Fund’s average daily net assets; 0.35% of the next $250 million; and 0.325% of the Fund’s average daily net assets in excess of $500 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $4,113 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $8,903 and $3,360, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$195,777
Fees Payable to DSC	754
Distribution Fees Payable to LFD	7,126

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2008, the Fund made purchases of $136,560,668 and sales of $53,633,641 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $395,479,739. At June 30, 2008, net unrealized depreciation was $26,063,854, of which $17,147,263 related to unrealized appreciation of investments and $43,211,117 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 — inputs are quoted prices in active markets
Level 2 — inputs that are observable, directly or indirectly
Level 3 — inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP MFS Value Fund–10

LVIP MFS Value Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Securities	Derivatives

Level 1	$360,869,885	$—
Level 2	8,546,000	(118)
Level 3	—	—

Total	$369,415,885	$118

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2008. The tax character of dividends and distributions paid during the year ended December 31, 2007 was as follows:

Year Ended
12/31/07

Ordinary income	$2,301,495

In addition, the Fund declared an ordinary income consent dividend of $595,100 for the year ended December 31, 2007. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$379,804,379
Undistributed ordinary income	2,673,935
Realized losses 1/1/08 — 6/30/08	(5,567,766)
Other temporary differences	7,023,731
Unrealized appreciation of investments and foreign currencies	(26,058,294)

Net assets	$357,875,985

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of dividends and distributions, tax deferral of losses on wash sales and mark-to-market on foreign currency contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Gain	Capital

$(574,437)	$(20,663)	$595,100

LVIP MFS Value Fund–11

LVIP MFS Value Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/08	12/31/07

Shares sold:
Standard Class	2,497,720	7,439,438
Service Class	1,288,745	535,456
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	86,357
Service Class	—	2,445

	3,786,465	8,063,696

Shares repurchased:
Standard Class	(334,711)	(532,787)
Service Class	(165,685)	(68,285)

	(500,396)	(601,072)

Net increase	3,286,069	7,462,624

7.	Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS Value Fund–12

LVIP Mid-Cap Value Fund

LVIP Mid-Cap Value Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP Mid-Cap Value Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Mid-Cap Value Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$848.50	1.01%	$4.64
Service Class Shares	1,000.00	847.40	1.26%	5.79

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,019.84	1.01%	$5.07
Service Class Shares	1,000.00	1,018.60	1.26%	6.32

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Mid-Cap Value Fund–1

LVIP Mid-Cap Value Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	97.88%

Aerospace & Defense	1.79%
Airlines	0.87%
Auto Components	1.95%
Biotechnology	0.69%
Capital Markets	1.54%
Chemicals	7.72%
Commercial Banks	3.29%
Commercial Services & Supplies	3.66%
Communications Equipment	1.31%
Computers & Peripherals	0.55%
Construction & Engineering	1.27%
Containers & Packaging	3.57%
Diversified Financial Services	2.86%
Diversified Telecommunications Services	0.98%
Electric Utilities	3.12%
Electronic Equipment & Instruments	5.18%
Energy Equipment & Services	2.24%
Food Products	6.96%
Gas Utilities	1.87%
Health Care Equipment & Supplies	3.02%
Health Care Providers & Services	0.84%
Household Durables	2.47%
Industrial Conglomerates	1.06%
Insurance	5.29%
IT Services	2.10%
Machinery	3.72%
Media	1.35%
Metals & Mining	1.96%
Multi-Utilities & Unregulated Power	1.97%
Oil, Gas & Consumable Fuels	4.76%
Pharmaceuticals	4.74%
Real Estate Investment Trusts	1.88%
Road & Rail	1.24%
Semiconductors & Semiconductor Equipment	4.93%
Software	1.16%
Specialty Retail	0.83%
Textiles, Apparel & Luxury Goods	0.78%
Thrift & Mortgage Finance	2.09%
Trading Company & Distributors	0.27%

Short-Term Investment	2.18%

Total Value of Securities	100.06%

Liabilities Net of Receivables and Other Assets	(0.06%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

FMC	2.92%
Varian Semiconductor Equipment Associates	2.72%
Barr Pharmaceuticals	2.49%
Arrow Electronics	2.45%
Newfield Exploration	2.42%
CACI International	2.10%
Sovereign Bancorp	2.09%
Marine Harvest	2.01%
Wisconsin Energy	1.97%
Agrium	1.92%

Total	23.09%

LVIP Mid-Cap Value Fund–2

LVIP Mid-Cap Value Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–97.88%
	Aerospace & Defense–1.79%
†	Alliant Techsystems	26,900	$2,735,192

			2,735,192

	Airlines–0.87%
†	Northwest Airlines	199,200	1,326,672

			1,326,672

	Auto Components–1.95%
†	TRW Automotive Holdings	76,000	1,403,720
	WABCO Holdings	33,666	1,564,122

			2,967,842

	Biotechnology–0.69%
†	Theravance	89,100	1,057,617

			1,057,617

	Capital Markets–1.54%
†	Affiliated Managers Group	21,500	1,936,290
=†#	Solar Cayman 144A	26,800	410,040

			2,346,330

	Chemicals–7.72%
	Agrium	27,200	2,925,088
	Celanese Series A	51,200	2,337,792
	Cytec Industries	5,100	278,256
	FMC	57,500	4,452,799
	Rhodia SA.	95,747	1,766,833

			11,760,768

	Commercial Banks–3.29%
	Comerica	39,700	1,017,511
	Huntington Bancshares	158,100	912,237
	M&T Bank	25,000	1,763,500
	Popular	200,200	1,319,318

			5,012,566

	Commercial Services & Supplies–3.66%
†	Copart	42,400	1,815,568
	Donnelley (R.R.) & Sons	73,300	2,176,277
†	United Stationers	42,800	1,581,460

			5,573,305

	Communications Equipment–1.31%
†	JDS Uniphase	175,900	1,998,224

			1,998,224

	Computers & Peripherals–0.55%
†	NCR	33,000	831,600

			831,600

	Construction & Engineering–1.27%
†	URS	46,300	1,943,211

			1,943,211

	Containers & Packaging–3.57%
	Greif Class A	38,100	2,439,543
†	Owens-Illinois	35,600	1,484,164
†	Pactiv	71,200	1,511,576

			5,435,283

	Diversified Financial Services–2.86%
	CIT Group	155,900	1,061,679
	First Pacific	2,336,000	1,474,006
†	PHH	119,100	1,828,185

			4,363,870

	Diversified Telecommunications Services–0.98%
	Embarq	31,700	1,498,459

			1,498,459

	Electric Utilities–3.12%
	Northeast Utilities	101,600	2,593,848
	Sierra Pacific Resources	169,800	2,158,158

			4,752,006

	Electronic Equipment & Instruments–5.18%
†	Arrow Electronics	121,600	3,735,552
†	Flextronics International	270,000	2,538,000
	Kingboard Laminates Holdings	2,735,500	1,613,823

			7,887,375

	Energy Equipment & Services–2.24%
†	Compagnie Generale de Geophysique-Veritas ADR	51,000	2,407,710
	SBM Offshore	27,296	1,007,394

			3,415,104

	Food Products–6.96%
	Bunge	3,400	366,146
	Chaoda Modern Agriculture	1,160,000	1,463,910
†	Cosan	44,700	565,455
†	Dean Foods	120,600	2,366,172
†	Marfrig Frigorificos e Comerico de Alimentos	113,400	1,436,339
†	Marine Harvest	4,165,000	3,058,591
	Perdigao	6,800	184,097
	Pilgrim’s Pride	19,400	252,006
†	Smithfield Foods	46,000	914,480

			10,607,196

	Gas Utilities–1.87%
	UGI	99,200	2,848,032

			2,848,032

	Health Care Equipment & Supplies–3.02%
	Cooper	51,200	1,902,080
	West Pharmaceutical Services	62,500	2,705,000

			4,607,080

	Health Care Providers & Services–0.84%
†	Humana	32,200	1,280,594

			1,280,594

LVIP Mid-Cap Value Fund–3

LVIP Mid-Cap Value Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Household Durables–2.47%
	MDC Holdings	68,800	$2,687,328
	Newell Rubbermaid	64,000	1,074,560

			3,761,888

	Industrial Conglomerates–1.06%
	Teleflex	29,000	1,612,110

			1,612,110

	Insurance–5.29%
	Everest Re Group	28,200	2,247,822
	Platinum Underwriters Holdings	39,600	1,291,356
	Reinsurance Group of America	60,600	2,637,312
	Unum Group	92,200	1,885,490

			8,061,980

	IT Services–2.10%
†	CACI International	69,900	3,199,323

			3,199,323

	Machinery–3.72%
†	AGCO	4,400	230,604
	Dover	16,200	783,594
	Kennametal	58,900	1,917,195
	Pentair	66,600	2,332,332
	Toro	12,000	399,240

			5,662,965

	Media–1.35%
	Virgin Media	150,900	2,053,749

			2,053,749

	Metals & Mining–1.96%
	Cleveland-Cliffs	18,900	2,252,691
	Ternium ADR	17,400	730,800

			2,983,491

	Multi-Utilities & Unregulated Power–1.97%
	Wisconsin Energy	66,300	2,998,086

			2,998,086

	Oil, Gas & Consumable Fuels–4.76%
	Arch Coal	5,900	442,677
†	Brasil Ecodiesel Industria ADR	111,900	290,571
†#	Brasil Ecodiesel Industria 144A ADR	41,500	107,763
†	Newfield Exploration	56,600	3,693,150
	Noble Energy	12,400	1,246,944
†	Uranium One	239,100	1,124,956
†	USEC	57,000	346,560

			7,252,621

	Pharmaceuticals–4.74%
†	Barr Pharmaceuticals	84,200	3,795,736
†	Endo Pharmaceuticals Holdings	100,400	2,428,676
†	Impax Laboratories	124,000	992,124

			7,216,536

	Real Estate Investment Trusts–1.88%
	LaSalle Hotel Properties	23,700	595,581
	Liberty Property Trust	68,500	2,270,775

			2,866,356

	Road & Rail–1.24%
	Werner Enterprises	101,800	1,891,444

			1,891,444

	Semiconductors & Semiconductor Equipment–4.93%
†	Fairchild Semiconductor International	157,400	1,846,302
†	Teradyne	137,800	1,525,446
†	Varian Semiconductor Equipment Associates	119,150	4,148,803

			7,520,551

	Software–1.16%
†	McAfee	52,100	1,772,963

			1,772,963

	Specialty Retail–0.83%
	American Eagle Outfitters	92,500	1,260,775

			1,260,775

	Textiles, Apparel & Luxury Goods–0.78%
	Liz Claiborne	29,900	423,085
	VF	10,800	768,744

			1,191,829

	Thrift & Mortgage Finance–2.09%
	Sovereign Bancorp	433,500	3,190,560

			3,190,560

	Trading Company & Distributors–0.27%
	Genesis Lease ADR	39,300	405,969

			405,969

	Total Common Stock (Cost $164,737,099)		149,151,522

	SHORT-TERM INVESTMENT— 2.18%
	Money Market Instrument–2.18%
	Dreyfus Cash Management Fund	3,319,901	3,319,901

	Total Short-Term Investment (Cost $3,319,901)		3,319,901

LVIP Mid-Cap Value Fund–4

LVIP Mid-Cap Value Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.06% (Cost $168,057,000)	$152,471,423
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(86,645)

NET ASSETS APPLICABLE TO 12,253,703 SHARES OUTSTANDING–100.00%	$152,384,778

NET ASSET VALUE–LVIP MID-CAP VALUE FUND STANDARD CLASS ($133,436,382 / 10,728,091 Shares)	$12.438

NET ASSET VALUE–LVIP MID-CAP VALUE FUND SERVICE CLASS ($18,948,396 / 1,525,612 Shares)	$12.420

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$168,196,713
Undistributed net investment income	200,228
Accumulated net realized loss on investments	(427,964)
Net unrealized depreciation of investments and foreign currencies	(15,584,199)

Total net assets	$152,384,778

†	Non income producing security.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2008, the aggregate amount of Rule 144A securities was $517,803, which represented 0.34% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2008, the aggregate amount of fair valued securities was $410,040, which represented 0.27% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

Summary of Abbreviations:
ADR–American Depositary Receipts
EUR–European Monetary Unit
NOK–Norwegian Krone
USD–United States Dollar

The following foreign currency exchange contracts were outstanding at June 30, 2008:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive		In Exchange For		Settlement Date	(Depreciation)

EUR	13,781	USD	(21,681)	7/1/08	$17
NOK	118,003	USD	(23,299)	7/1/08	(129)

					$(112)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP Mid-Cap Value Fund–5

LVIP Mid-Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$718,486
Interest	45,656
Foreign tax withheld	(2,773)

761,369

EXPENSES:
Management fees	493,429
Accounting and administration expenses	24,526
Distribution expenses-Service Class	20,131
Professional fees	10,554
Custodian fees	10,151
Reports and statements to shareholders	6,849
Trustees’ fees	1,054
Other	3,486

570,180
Less expense paid indirectly	(111)

Total operating expenses	570,069

NET INVESTMENT INCOME	191,300

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(8,338,867)
Foreign currencies	(7,303)

Net realized loss	(8,346,170)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(12,612,975)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(20,959,145)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,767,845)

See accompanying notes

LVIP Mid-Cap Value Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$191,300	$368,000
Net realized gain (loss) on investments and foreign currencies	(8,346,170)	8,641,753
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(12,612,975)	(11,525,364)

Net decrease in net assets resulting from operations	(20,767,845)	(2,515,611)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(276,727)
Service Class	—	(24,483)

	—	(301,210)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	63,674,384	58,005,451
Service Class	10,589,672	18,380,016
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	276,727
Service Class	—	24,483

	74,264,056	76,686,677

Cost of shares repurchased:
Standard Class	(4,339,937)	(26,990,609)
Service Class	(3,728,707)	(2,094,321)

	(8,068,644)	(29,084,930)

Increase in net assets derived from capital share transactions	66,195,412	47,601,747

NET INCREASE IN NET ASSETS	45,427,567	44,784,926
NET ASSETS:
Beginning of period	106,957,211	62,172,285

End of period (including undistributed net investment income of $200,228 and $57,780, respectively)	$152,384,778	$106,957,211

See accompanying notes

LVIP Mid-Cap Value Fund–6

LVIP Mid-Cap Value Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mid-Cap Value Fund Standard Class
	Six Months
	Ended
	6/30/08[2]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Net asset value, beginning of period	$14.658	$14.473	$13.797	$14.133	$12.264	$8.568

Income (loss) from investment operations:
Net investment income (loss)[3]	0.026	0.066	0.071	(0.010)	(0.010)	(0.010)
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.246)	0.170	2.223	1.224	1.940	3.706

Total from investment operations	(2.220)	0.236	2.294	1.214	1.930	3.696

Less dividends and distributions from:
Net investment income	—	(0.051)	—	—	—	—
Net realized gain on investments	—	—	(1.618)	(1.550)	(0.061)	—

Total dividends and distributions	—	(0.051)	(1.618)	(1.550)	(0.061)	—

Net asset value, end of period	$12.438	$14.658	$14.473	$13.797	$14.133	$12.264

Total return[4]	(15.15% )	1.63%	17.69%	10.01%	15.81%	43.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$133,436	$92,072	$62,172	$45,854	$45,088	$40,020
Ratio of expenses to average net assets	1.01%	1.03%	1.10%	1.13%	1.19%	1.21%
Ratio of net investment income (loss) to average net assets	0.39%	0.41%	0.52%	(0.04% )	(0.09% )	(0.16%	)
Portfolio turnover	45%	71%	52%	47%	61%	60%

[1]	Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Mid-Cap Value Portfolio (the “JPVF Fund”). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2008 and the years ended December 31, 2007 and 2006.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Mid-Cap Value Fund–7

LVIP Mid-Cap Value Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mid-Cap Value Fund Service Class
	Six Months
	Ended	4/30/07[2]
	6/30/08[1]	to
	(Unaudited)	12/31/07

Net asset value, beginning of period	$14.656	$16.086

Income (loss) from investment operations:
Net investment income[3]	0.009	0.024
Net realized and unrealized loss on investments and foreign currencies	(2.245)	(1.425)

Total from investment operations	(2.236)	(1.401)

Less dividends and distributions from:
Net investment income	—	(0.029)

Total dividends and distributions	—	(0.029)

Net asset value, end of period	$12.420	$14.656

Total return[4]	(15.26% )	(8.71% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,949	$14,885
Ratio of expenses to average net assets	1.26%	1.27%
Ratio of net investment income to average net assets	0.14%	0.21%
Portfolio turnover	45%	71%[5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Mid-Cap Value Fund–8

LVIP Mid-Cap Value Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP Mid-Cap Value Fund (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek long-term capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $3,834 for the six months ended June 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

LVIP Mid-Cap Value Fund–9

LVIP Mid-Cap Value Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 1.05% on the first $25 million of the average daily net assets of the Fund; 0.95% on the next $25 million; 0.85% on the next $50 million; 0.75% on the next $150 million; and 0.70% on average daily net assets in excess of $250 million.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 1.04% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2009, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Wellington Management Company, LLP (the “Sub-Advisor”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.75% of the first $25 million of the Fund’s average daily net assets; 0.65% on the next $25 million; 0.55% on the next $50 million; and 0.45% of the Fund’s average daily net assets in excess of $100 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $1,358 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $2,892 and $1,264, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$97,120
Fees Payable to DSC	278
Distribution Fees Payable to LFD	3,996

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2008, the Fund made purchases of $90,330,116 and sales of $24,843,108 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $170,093,045. At June 30, 2008, net unrealized depreciation was $17,621,622, of which $5,710,648 related to unrealized appreciation of investments and $23,332,270 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1—inputs are quoted prices in active markets
Level 2—inputs that are observable, directly or indirectly
Level 3—inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Mid-Cap Value Fund–10

LVIP Mid-Cap Value Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Securities	Derivatives

Level 1	$150,670,925	$—
Level 2	398,334	(112)
Level 3	1,402,164	—

Total	$152,471,423	$(112)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities

Balance as of 12/31/2007	$1,689,028
Net realized gain (loss)	(8,312)
Net change in unrealized appreciation/depreciation	(355,003)
Net purchases, sales, and redemptions	76,451

Balance as of 6/30/08	$1,402,164

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/08	$(355,003)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2008. The tax character of dividends and distributions paid during the year ended December 31, 2007 was as follows:

Year Ended
12/31/07

Ordinary income	$301,210

In addition, the Fund declared an ordinary income consent dividend of $534,012 for the year ended December 31, 2007. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$168,196,713
Undistributed ordinary income	200,116
Realized losses 1/1/08 — 6/30/08	(8,805,919)
Other temporary differences	10,414,000
Unrealized depreciation of investments and foreign currencies	(17,620,132)

Net assets	$152,384,778

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of dividends and distributions, tax deferral of losses on wash sales, partnership income and mark-to-market on foreign currency contracts.

LVIP Mid-Cap Value Fund–11

LVIP Mid-Cap Value Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, partnership income and consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Loss	Capital

$(48,852)	$(485,160)	$534,012

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07

Shares sold:
Standard Class	4,775,699	3,640,136
Service Class	792,391	1,150,683
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	18,520
Service Class	—	1,638

	5,568,090	4,810,977

Shares repurchased:
Standard Class	(328,771)	(1,673,183)
Service Class	(282,472)	(136,628)

	(611,243)	(1,809,811)

Net increase	4,956,847	3,001,166

7.	Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

LVIP Mid-Cap Value Fund–12

LVIP Mid-Cap Value Fund
Notes to Financial Statements (continued)

8.	Market Risk (continued)

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At June 30, 2008, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mid-Cap Value Fund–13

LVIP Mondrian International Value Fund

LVIP Mondrian International
Value Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP Mondrian International Value Fund

Index

Disclosure of Fund Expenses	1
Country and Sector Allocations and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	5
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8

LVIP Mondrian International Value Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$875.10	0.79%	$3.68
Service Class Shares	1,000.00	874.00	1.04%	4.85

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.93	0.79%	$3.97
Service Class Shares	1,000.00	1,019.69	1.04%	5.22

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2008

Percentage
Country	of Net Assets

Common Stock	98.76%

Australia	9.73%
Belgium	1.47%
Finland	1.09%
France	12.25%
Germany	5.40%
Hong Kong	2.45%
Italy	4.11%
Japan	20.53%
Netherlands	3.84%
New Zealand	0.83%
Singapore	2.56%
South Africa	1.11%
Spain	7.53%
Switzerland	3.62%
Taiwan	2.14%
United Kingdom	20.10%

Right	0.01%

Discounted Commercial Paper	0.81%

Total Value of Securities	99.58%

Receivables and Other Assets Net of Liabilities	0.42%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Auto Components	0.73%
Automobiles	3.54%
Beverages	2.19%
Building Products	2.40%
Capital Markets	1.54%
Commercial Banks	12.32%
Containers & Packaging	0.89%
Diversified Financial Services	6.38%
Diversified Telecommunication Services	12.34%
Electric Utilities	3.25%
Food Products	2.85%
Food & Staples Retailing	3.39%
Hotels Restaurants & Leisure	1.17%
Household Durables	0.49%
Household Products	2.54%
Industrial Conglomerates	1.32%
Insurance	2.99%
Media	1.69%
Multi-Utilities	3.57%
Office Electronics	3.30%
Oil, Gas & Consumable Fuels	12.08%
Paper & Forest Products	1.09%
Pharmaceuticals	11.78%
Real Estate Management & Development	1.23%
Road & Rail	1.20%
Semiconductors & Semiconductor Equipment	1.24%
Wireless Telecommunication Services	1.26%

Total	98.77%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Total	3.72%
Novartis	3.61%
RWE	3.58%
Canon	3.30%
GlaxoSmithKline	3.23%
Takeda Pharmaceutical	3.16%
Telefonica	3.13%
Telstra	3.11%
Unilever	2.85%
Royal Dutch Shell Class A	2.65%

Total	32.34%

LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.76%Δ
	Australia–9.73%
	Amcor	1,710,124	$8,273,841
	Foster’s Group	4,187,816	20,341,535
	National Australia Bank	813,354	20,649,696
	Telstra	7,101,500	28,847,230
	Wesfarmers	343,581	12,277,958

			90,390,260

	Belgium–1.47%
	Fortis	853,383	13,664,937
†	Fortis-Strip	340,580	5,362

			13,670,299

	Finland–1.09%
	UPM-Kymmene	617,744	10,115,434

			10,115,434

	France–12.25%
	Carrefour	256,039	14,496,677
	Cie de Saint-Gobain	190,227	11,902,623
	France Telecom	643,216	18,948,433
	Renault	204,242	16,754,267
	Societe Generale	196,760	17,128,766
†	Suez Strip	63,068	993
	Total	404,692	34,535,566

			113,767,325

	Germany–5.40%
	Deutsche Telekom	1,034,431	16,971,175
	RWE	263,768	33,203,452

			50,174,627

	Hong Kong–2.45%
	Hong Kong Electric Holdings	1,906,000	11,403,440
	Wharf Holdings	2,719,875	11,389,206

			22,792,646

	Italy–4.11%
	Intesa Sanpaolo	4,152,309	23,715,907
	UniCredit	2,353,938	14,408,146

			38,124,053

	Japan–20.53%
	Astellas Pharma	390,600	16,556,304
	Canon	596,700	30,687,911
	Kao	899,000	23,583,243
	KDDI	1,894	11,703,141
	Nitto Denko	270,300	10,387,830
	Sekisui House	485,000	4,527,245
	Seven & I Holdings	596,200	17,015,834
	Takeda Pharmaceutical	577,600	29,379,173
	Tokyo Marine Holdings	503,700	19,642,236
	Toyota Motor	341,100	16,096,745
	West Japan Railway	2,263	11,105,571

			190,685,233
	ING Groep CVA	625,246	19,940,032
	Reed Elsevier	931,503	15,707,837

			35,647,869
	New Zealand–0.83%
	Telecom New Zealand	2,831,234	7,692,822

			7,692,822

	Singapore–2.56%
	Jardine Matheson Holdings	276,000	8,556,000
	Oversea-Chinese Banking	1,746,400	10,486,230
	Singapore Telecommunications	1,791,000	4,764,943

			23,807,173

	South Africa–1.11%
	Sasol	175,255	10,311,749

			10,311,749

	Spain–7.53%
	Banco Santander	1,204,667	22,135,051
	Iberdrola	1,400,406	18,764,033
	Telefonica	1,092,636	29,039,599

			69,938,683

	Switzerland–3.62%
	Novartis	609,561	33,564,492

			33,564,492

	Taiwan–2.14%
	Chunghwa Telecom ADR	328,161	8,325,445
	Taiwan Semiconductor Manufacturing ADR	1,056,806	11,529,753

			19,855,198

	United Kingdom–20.10%
	Aviva	808,674	8,086,408
	BG Group	770,497	20,044,377
	BP	1,955,092	22,714,353
	Compass Group	1,430,972	10,824,488
	GKN	1,517,529	6,748,495
	GlaxoSmithKline	1,351,128	29,955,053
	HBOS	1,423,769	7,834,662
	Lloyds TSB Group	2,313,844	14,334,181
	Royal Bank of Scotland Group	3,514,540	15,051,694
	Royal Dutch Shell Class A	598,461	24,626,405
	Unilever	929,947	26,470,909

			186,691,025

	Total Common Stock (Cost $728,831,630)		917,228,888

	RIGHT– 0.01%Δ
	United Kingdom–0.01%
	HBOS	569,508	124,787

	Total Right (Cost $0)		124,787

LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

≠	DISCOUNTED COMMERCIAL PAPER–0.81%
	Danske 2.67% 7/1/08	$7,560,000	$7,560,000

	Total Discounted Commercial Paper (Cost $7,560,000)		7,560,000

TOTAL VALUE OF SECURITIES–99.58% (Cost $736,391,630)	$924,913,675
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.42%	3,854,350

NET ASSETS APPLICABLE TO 43,946,957 SHARES OUTSTANDING–100.00%	$928,768,025

NET ASSET VALUE–LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS ($750,835,108 / 35,510,999 Shares)	$21.144

NET ASSET VALUE–LVIP MONDRIAN INTERNATIONAL VALUE FUND SERVICE CLASS ($177,932,917 / 8,435,958 Shares)	$21.092

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization-no par)	$643,851,908
Undistributed net investment income	27,622,602
Accumulated net realized gain on investments	69,377,589
Net unrealized appreciation of investments and foreign currencies	187,915,926

Total net assets	$928,768,025

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

†	Non income producing security.

≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR–American Depositary Receipts
CVA–Dutch Certificate
GBP–British Pound Sterling
EUR–European Monetary Unit
USD–United States Dollar

The following foreign currency exchange contracts were outstanding at June 30, 2008:

Foreign Currency Exchange Contracts1

				Unrealized
Contracts to Deliver		In Exchange For	Settlement Date	Depreciation

GBP	(81,166)	USD 161,399	7/1/08	$(280)
GBP	(13,630,000)	USD 26,972,748	7/31/08	(109,157)
EUR	(26,355,500)	USD 40,971,601	7/31/08	(456,436)

				$(565,873)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP Mondrian International Value Fund–4

LVIP Mondrian International Value Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$30,979,090
Interest	65,191
Foreign tax withheld	(3,067,151)

27,977,130

EXPENSES:
Management fees	3,392,719
Distribution expenses – Service Class	236,919
Accounting and administration expenses	222,410
Custodian fees	163,878
Reports and statements to shareholders	46,267
Professional fees	17,041
Trustees’ fees	10,377
Other	15,618

4,105,229
Less expense paid indirectly	(1,133)

Total operating expenses	4,104,096

NET INVESTMENT INCOME	23,873,034

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
Investments	12,323,544
Foreign currencies	1,688,550

Net realized gain	14,012,094
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(173,401,054)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(159,388,960)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(135,515,926)

See accompanying notes

LVIP Mondrian International Value Fund
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/08	Year Ended
	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$23,873,034	$27,459,673
Net realized gain on investments and foreign currencies	14,012,094	52,530,711
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	(173,401,054)	32,898,887

Net increase (decrease) in net assets resulting from operations	(135,515,926)	112,889,271

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(17,320,441)
Service Class	—	(3,739,771)
Net realized gain on investments:
Standard Class	—	(22,236,686)
Service Class	—	(5,286,597)

	—	(48,583,495)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	53,122,451	129,738,503
Service Class	19,622,794	51,199,672
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	39,557,127
Service Class	—	9,026,368

	72,745,245	229,521,670

Cost of shares repurchased:
Standard Class	(74,105,642)	(136,679,206)
Service Class	(27,906,350)	(43,101,958)

	(102,011,992)	(179,781,164)

Increase (decrease) in net assets derived from capital share transactions	(29,266,747)	49,740,506

NET INCREASE (DECREASE) IN NET ASSETS	(164,782,673)	114,046,282
NET ASSETS:
Beginning of period	1,093,550,698	979,504,416

End of period (including undistributed net investment income of $27,622,602 and $2,061,018, respectively)	$928,768,025	$1,093,550,698

See accompanying notes

LVIP Mondrian International Value Fund–5

LVIP Mondrian International Value Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mondrian International Value Fund Standard Class
	Six Months
	Ended
	6/30/08[1]			Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04[2]	12/31/03[3]

Net asset value, beginning of period	$24.163	$22.703	$17.966	$16.304	$13.620	$9.797

Income (loss) from investment operations:
Net investment income[4]	0.547	0.631	0.569	0.436	0.332	0.311
Net realized and unrealized gain (loss) on investments and foreign currencies	(3.566)	1.934	4.778	1.587	2.509	3.745

Total from investment operations	(3.019)	2.565	5.347	2.023	2.841	4.056

Less dividends and distributions from:
Net investment income	—	(0.482)	(0.610)	(0.361)	(0.157)	(0.233)
Net realized gain on investments	—	(0.623)	—	—	—	—

Total dividends and distributions	—	(1.105)	(0.610)	(0.361)	(0.157)	(0.233)

Net asset value, end of period	$21.144	$24.163	$22.703	$17.966	$16.304	$13.620

Total return[5]	(12.49% )	11.49%	30.01%	12.54%	20.94%	41.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$750,835	$880,906	$796,037	$550,669	$435,012	$352,183
Ratio of expenses to average net assets	0.79%	0.80%	0.84%	0.92%	0.98%	1.04%
Ratio of net investment income to average net assets	4.92%	2.62%	2.80%	2.58%	2.33%	2.81%
Portfolio turnover	10%	15%	14%	7%	9%	14%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Commencing September 24, 2004, Mondrian Investment Partners Limited replaced Delaware International Advisers Limited as the Fund’s sub-advisor.

[3]	Effective April 30, 2003, the Lincoln National International Fund, Inc. was merged into the Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National International Fund, Inc.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Mondrian International Value Fund–6

LVIP Mondrian International Value Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Mondrian International Value Fund Service Class
	Six Months
	Ended					5/15/03[3]
	6/30/08[1]		Year Ended			to
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04[2]	12/31/03

Net asset value, beginning of period	$24.134	$22.686	$17.957	$16.297	$13.616	$10.573

Income (loss) from investment operations:
Net investment income[4]	0.519	0.571	0.519	0.394	0.296	0.154
Net realized and unrealized gain (loss) on investments and foreign currencies	(3.561)	1.930	4.771	1.585	2.507	3.107

Total from investment operations	(3.042)	2.501	5.290	1.979	2.803	3.261

Less dividends and distributions from:
Net investment income	—	(0.430)	(0.561)	(0.319)	(0.122)	(0.218)
Net realized gain on investments	—	(0.623)	—	—	—	—

Total dividends and distributions	—	(1.053)	(0.561)	(0.319)	(0.122)	(0.218)

Net asset value, end of period	$21.092	$24.134	$22.686	$17.957	$16.297	$13.616

Total return[5]	(12.60% )	11.21%	29.69%	12.26%	20.63%	31.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$177,933	$212,645	$183,467	$122,947	$64,534	$12,775
Ratio of expenses to average net assets	1.04%	1.05%	1.09%	1.17%	1.23%	1.26%
Ratio of net investment income to average net assets	4.67%	2.37%	2.55%	2.33%	2.08%	2.08%
Portfolio turnover	10%	15%	14%	7%	9%	14%[6]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Commencing September 24, 2004, Mondrian Investment Partners Limited replaced Delaware International Advisers Limited as the Fund’s sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Mondrian International Value Fund–7

LVIP Mondrian International Value Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP Mondrian International Value Fund (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is long-term capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2008.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the expense offset shown as “expense paid indirectly.”

LVIP Mondrian International Value Fund–8

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.90% of the first $200 million of the average daily net assets of the Fund; 0.75% of the next $200 million; and 0.60% of the average daily net assets of the Fund in excess of $400 million.

Mondrian Investment Partners Ltd. (the “Sub-Advisor”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor at an annual rate of 0.40% on the first $800 million of the Fund’s average daily net assets; 0.35% on the next $500 million and 0.30% of the average net assets of the Fund in excess of $1.3 billion.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $12,259 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $27,990 and $10,543, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$545,453
Fees Payable to DSC	1,959
Distribution Fees Payable to LFD	37,698

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2008, the Fund made purchases of $51,261,515 and sales of $57,389,916 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $736,724,526. At June 30, 2008, net unrealized appreciation was $188,189,149, of which $247,554,942 related to unrealized appreciation of investments and $59,365,793 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 — inputs are quoted prices in active markets
Level 2 — inputs that are observable, directly or indirectly
Level 3 — inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Mondrian International Value Fund–9

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels on the previous page as of June 30, 2008:

	Securities	Derivatives

Level 1	$917,353,675	$—
Level 2	7,560,000	(565,873)
Level 3	—	—

Total	$924,913,675	$(565,873)

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2008. The tax character of dividends and distributions paid during the year ended December 31, 2007 was as follows:

Year
Ended
12/31/07

Ordinary income	$21,060,212
Long term capital gain	27,523,283

Total	$48,583,495

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$643,851,908
Undistributed ordinary income	22,713,436
Realized gains (1/1/08 — 6/30/08)	12,463,290
Other temporary differences	61,590,488
Unrealized appreciation of investments and foreign currencies	188,148,903

Net assets	$928,768,025

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of dividends and distributions, losses on wash sales and mark to market of foreign currency contracts for tax purposes.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Gain	Capital

$1,688,550	$(1,548,811)	$(139,739)

LVIP Mondrian International Value Fund–10

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07

Shares sold:
Standard Class	2,366,476	5,393,191
Service Class	880,836	2,137,760
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,681,652
Service Class	—	384,563

	3,247,312	9,597,166

Shares repurchased:
Standard Class	(3,312,107)	(5,680,987)
Service Class	(1,255,775)	(1,798,714)

	(4,567,882)	(7,479,701)

Net increase (decrease)	(1,320,570)	2,117,465

7.	Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as away of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8.	Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

9.	Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mondrian International Value Fund–11

LVIP Money Market Fund

LVIP Money Market Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP Money Market Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation	2
Statement of Net Assets	3
Statement of Operations	5
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8

LVIP Money Market Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$1,014.30	0.41%	$2.05
Service Class Shares	1,000.00	1,013.30	0.66%	3.30

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.82	0.41%	$2.06
Service Class Shares	1,000.00	1,021.58	0.66%	3.32

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Money Market Fund–1

LVIP Money Market Fund

Sector Allocation
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Certificates of Deposit	10.50%

Discounted Commercial Paper	83.13%

Colleges & Universities	5.77%
Financial Services	23.13%
Food Staples & Retailing	2.18%
Industrials	19.31%
Mortgage Bankers & Brokers	32.74%

Floating Rate Notes	3.41%

Short-Term Bank Note	2.19%

Total Value of Securities	99.23%

Receivables and Other Assets Net of Liabilities	0.77%

Total Net Assets	100.00%

LVIP Money Market Fund–2

LVIP Money Market Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CERTIFICATES OF DEPOSIT–10.50%
	Barclays Bank New York
	2.77% 7/2/08	$10,000,000	$10,000,000
	BNP Paribas New York
	2.76% 8/5/08	15,000,000	15,002,006
	Rabobank Nederland New York
	2.54% 7/14/08	20,000,000	20,000,287
	2.675% 7/17/08	15,000,000	15,000,000
	Toronto Dominion Bank
	2.65% 7/14/08	10,000,000	10,000,000
	2.75% 10/29/08	15,000,000	15,000,000
	Westpac Capital
	2.59% 9/4/08	15,000,000	15,000,135
	Wilmington Trust
	2.70% 8/11/08	10,000,000	10,000,000
	3.00% 7/24/08	10,000,000	10,000,000

	Total Certificates of Deposit (Cost $120,002,428)		120,002,428
≠	DISCOUNTED COMMERCIAL PAPER–83.13%
	Colleges & Universities–5.77%
	Leland Stanford Junior University
	2.182% 7/18/08	6,400,000	6,393,412
	2.359% 8/28/08	6,275,000	6,251,242
	Massachusetts College of Pharmacy
	2.652% 7/9/08	8,334,000	8,329,092
	Yale University
	2.192% 7/15/08	45,000,000	44,961,675

			65,935,421

	Financial Services–23.13%
	ANZ National International
	2.56% 7/3/08	11,450,000	11,448,372
	BMW US Capital
	2.25% 7/1/08	45,000,000	44,999,999
	CBA Delaware Finance
	2.475% 7/30/08	14,600,000	14,570,950
	2.634% 9/11/08	8,700,000	8,654,412
	2.761% 8/21/08	15,000,000	14,941,562
	Danske
	2.549% 8/22/08	10,000,000	9,963,311
	2.554% 7/21/08	20,000,000	19,971,667
	2.67% 7/1/08	15,000,000	15,000,000
	Eksportfinans
	2.251% 7/8/08	25,000,000	24,989,063
	International Lease Finance
	2.621% 7/7/08	25,000,000	24,989,083
	2.65% 7/1/08	20,000,000	20,000,000
	Natixis Banques Populaires
	2.52% 7/2/08	25,000,000	24,998,249
	Skandinaviska Enskilda Bank 2.658% 8/12/08	10,000,000	9,969,083
	Societe Generale North America
	2.907% 8/1/08	20,000,000	19,950,056

			264,445,807

	Food Staples & Retailing–2.18%
	Wal-Mart Stores
	2.173% 7/22/08	25,000,000	24,968,354

			24,968,354

	Industrials–19.31%
	Archer Daniels
	2.303% 7/21/08	20,000,000	19,974,444
	AstraZeneca
	2.761% 8/20/08	6,000,000	5,977,083
	2.881% 7/7/08	17,500,000	17,491,600
	BP Capital Markets
	2.56% 7/1/08	45,000,000	45,000,001
	Cargill
	2.55% 7/1/08	9,500,000	9,500,000
	Danaher
	2.151% 7/8/08	8,627,000	8,623,393
	Genentech
	2.203% 7/25/08	14,150,000	14,129,247
	Medtronic
	2.153% 7/21/08	21,080,000	21,054,821
	2.301% 7/10/08	18,525,000	18,514,348
	Novartis Finance
	0.00% 7/1/08	26,010,000	26,010,001
	2.356% 8/7/08	20,000,000	19,951,694
	Unilever Capital
	2.277% 8/18/08	14,500,000	14,456,113

			220,682,745
	Mortgage Bankers & Brokers–32.74%
	Australian & New Zealand Banking Group
	2.441% 7/7/08	15,000,000	14,993,900
	Bank of America
	2.566% 8/5/08	15,000,000	14,962,667
	2.573% 8/11/08	10,000,000	9,970,788
	2.683% 7/14/08	10,000,000	9,990,322
	BNP Paribas Finance
	2.647% 8/4/08	15,000,000	14,962,600
	Dexia Bank New York Branch
	2.745% 7/14/08	10,000,000	10,000,018
	Dexia Delaware
	2.602% 7/9/08	10,000,000	9,994,222
	2.691% 7/8/08	15,000,000	14,992,154
	Fortis Banque
	2.668% 8/13/08	20,000,000	19,936,456
	Fortis Funding
	2.53% 8/26/08	15,000,000	14,941,200
	Goldman Sachs Group
	2.222% 7/14/08	15,000,000	14,987,975

LVIP Money Market Fund–3

LVIP Money Market Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

≠	DISCOUNTED COMMERCIAL PAPER (continued)
	Mortgage Bankers & Brokers (continued)
	ING Funding 2.507% 8/8/08	$12,300,000	$12,267,542
	2.625% 7/25/08	4,600,000	4,591,965
	2.752% 7/9/08	4,200,000	4,197,433
	Intesa Funding
	2.515% 7/28/08	15,000,000	14,971,763
	JP Morgan Chase
	2.546% 8/4/08	15,000,000	14,964,017
	KFW
	2.304% 7/25/08	30,000,000	29,954,000
	Lloyds TSB Bank
	2.484% 7/1/08	30,000,000	30,000,000
	2.547% 8/11/08	15,000,000	14,956,608
	National Australian Funding
	2.558% 8/12/08	13,720,000	13,679,183
	Nordea North America
	2.395% 8/4/08	20,000,000	19,954,856
	2.497% 8/12/08	10,000,000	9,970,950
	2.689% 7/11/08	10,000,000	9,992,361
	Royal Bank of Scotland
	3.656% 7/17/08	10,000,000	9,983,778
	Wells Fargo Bank
	2.41% 8/5/08	20,000,000	20,000,000
	Westpac Bank 2.682% 7/9/08	15,000,000	14,991,067

			374,207,825
	Total Discounted Commercial Paper (Cost $950,240,152)		950,240,152
•	FLOATING RATE NOTES–3.41%
	American Express Bank
	2.731% 9/18/08	15,000,000	15,000,000
≥	Australian & New Zealand Banking Group
	2.663% 10/3/08	10,000,000	10,000,000
≥	Goldman Sachs Group
	2.92% 2/24/09	14,000,000	14,000,000

	Total Floating Rate Notes (Cost $39,000,000)		39,000,000
	SHORT-TERM BANK NOTE–2.19%
	Wells Fargo Bank
	2.36% 8/12/08	25,000,000	25,000,000

	Total Short-Term Bank Note (Cost $25,000,000)		25,000,000

TOTAL VALUE OF SECURITIES–99.23% (Cost $1,134,242,580)^	1,134,242,580
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.77%	8,750,931

NET ASSETS APPLICABLE TO 114,299,037 SHARES OUTSTANDING–100.00%	$1,142,993,511

NET ASSET VALUE–LVIP MONEY MARKET FUND STANDARD CLASS ($720,391,933 / 72,039,122 Shares)	$10.000

NET ASSET VALUE–LVIP MONEY MARKET FUND SERVICE CLASS ($422,601,578 / 42,259,915 Shares)	$10.000

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization-no par)	$1,142,988,424
Accumulated net realized gain on investments	5,087

Total net assets	$1,142,993,511

≠	The rate shown is the effective yield at the time of purchase.
≥	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At June 30, 2008, the aggregate amount of these securities was $24,000,000, which represented 2.10% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of June 30, 2008.
^	Also the cost for federal income tax purposes.

See accompanying notes

LVIP Money Market Fund–4

LVIP Money Market Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$17,639,411

EXPENSES:
Management fees	1,905,646
Distribution expenses–Service Class	471,582
Accounting and administration expenses	243,584
Reports and statements to shareholders	27,043
Professional fees	20,912
Trustees’ fees	9,682
Custodian fees	6,752
Other	14,453

2,699,654
Less expense paid indirectly	(2,594)

Total operating expenses	2,697,060

NET INVESTMENT INCOME	14,942,351

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,942,351

See accompanying notes

LVIP Money Market Fund
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/08	Year Ended
	(Unaudited)	12/31/07

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$14,942,351	$37,548,663
Net realized gain on investments	—	5,101

Net increase in net assets resulting from operations	14,942,351	37,553,764

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(10,098,353)	(26,772,793)
Service Class	(4,843,998)	(10,775,905)

	(14,942,351)	(37,548,698)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	342,362,738	690,383,410
Service Class	319,537,481	399,988,465
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	10,098,345	26,772,721
Service Class	4,843,996	10,775,433
Net assets from Fund merger[1]:
Service Class	—	64,689,089

	676,842,560	1,192,609,118

Cost of shares repurchased:
Standard Class	(252,673,483)	(541,063,928)
Service Class	(193,898,009)	(360,149,497)

	(446,571,492)	(901,213,425)

Increase in net assets derived from capital share transactions	230,271,068	291,395,693

NET INCREASE IN NET ASSETS	230,271,068	291,400,759
NET ASSETS:
Beginning of period	912,722,443	621,321,684

End of period (there was no undistributed net investment income at either period end)	$1,142,993,511	$912,722,443

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP Money Market Fund–5

LVIP Money Market Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Money Market Fund Standard Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03[2]

Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000

Income from investment operations:
Net investment income	0.141	0.484	0.457	0.278	0.087	0.068

Total from investment operations	0.141	0.484	0.457	0.278	0.087	0.068

Less dividends and distributions from:
Net investment income	(0.141)	(0.484)	(0.457)	(0.278)	(0.087)	(0.068)

Total dividends and distributions	(0.141)	(0.484)	(0.457)	(0.278)	(0.087)	(0.068)

Net asset value, end of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000

Total return[3]	1.43%	4.97%	4.68%	2.79%	0.88%	0.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$720,392	$620,605	$444,510	$331,371	$297,914	$350,584
Ratio of expenses to average net assets	0.41%	0.44%	0.49%	0.54%	0.53%	0.52%
Ratio of net investment income to average net assets	2.84%	4.84%	4.62%	2.78%	0.87%	0.69%

[1]	Ratios have been annualized and total return has not been annualized.

[2]	Effective April 30, 2003, the Lincoln National Money Market Fund, Inc. was merged into the Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Money Market Fund, Inc.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Money Market Fund–6

LVIP Money Market Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Money Market Fund Service Class
	Six Months
	Ended					5/15/03[2]
	6/30/08[1]	Year Ended				to
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000

Income from investment operations:
Net investment income	0.129	0.459	0.432	0.253	0.062	0.021

Total from investment operations	0.129	0.459	0.432	0.253	0.062	0.021

Less dividends and distributions from:
Net investment income	(0.129)	(0.459)	(0.432)	(0.253)	(0.062)	(0.021)

Total dividends and distributions	(0.129)	(0.459)	(0.432)	(0.253)	(0.062)	(0.021)

Net asset value, end of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000

Total return[3]	1.33%	4.72%	4.43%	2.53%	0.63%	0.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$422,602	$292,117	$176,812	$84,535	$54,324	$11,750
Ratio of expenses to average net assets	0.66%	0.69%	0.74%	0.79%	0.78%	0.78%
Ratio of net investment income to average net assets	2.59%	4.59%	4.37%	2.53%	0.62%	0.34%

[1]	Ratios have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Money Market Fund–7

LVIP Money Market Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP Money Market Fund (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize current income consistent while providing stability of net asset value and preservation of capital.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes—The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the expense offset shown as “expense paid indirectly.”

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Management Company (DMC), a series of Delaware Management Business Trust and subsidiary of LNC provides day to day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays DMC (the “Sub-Advisor”) at an annual rate of 0.18% of the Fund’s average daily net assets.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $13,575 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $29,368 and $10,586, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with the Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees. No distribution expenses are paid by Standard Class shares.

LVIP Money Market Fund–8

LVIP Money Market Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$317,518
Fees Payable to DSC	2,268
Distribution Fees Payable to LFD	80,778

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1—inputs are quoted prices in active markets
Level 2—inputs that are observable, directly or indirectly
Level 3—inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Securities

Level 1	$25,000,000
Level 2	1,109,242,580
Level 3	—

Total	$1,134,242,580

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months period ended June 30, 2008 and period ended December 31, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	06/30/08*	12/31/07

Ordinary income	$14,942,351	$37,548,698

*	Tax information for the period ended June 30, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,142,988,424
Other temporary differences	5,087

Net assets	$1,142,993,511

LVIP Money Market Fund–9

LVIP Money Market Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07

Shares sold:
Standard Class	34,236,274	69,038,537
Service Class	31,953,748	39,998,847
Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,009,834	2,677,272
Service Class	484,400	1,077,543
Shares issued from merger*:
Service Class	—	6,468,909

	67,684,256	119,261,108

Shares repurchased:
Standard Class	(25,267,348)	(54,106,393)
Service Class	(19,389,801)	(36,014,950)

	(44,657,149)	(90,121,343)

Net increase	23,027,107	29,139,765

*	See Note 7

7.	Fund Merger
Effective April 30, 2007, the Fund acquired all of the assets and assumed all of the liabilities of Jefferson Pilot Variable Fund—Money Market Portfolio (the “Acquired Fund”), an open-end investment company, in exchange for shares of the Fund pursuant to a Plan and Agreement of Reorganization (the “Reorganization”). The shareholders of the Acquired Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund’s basis in securities acquired reflected the historical cost basis as of the date of transfer. The net asset of the Acquired Fund as of the close of business on April 27, 2007 was $64,689,089.

The net assets of the Fund prior to the Reorganization were $674,688,117. The combined net assets after the Reorganization were $739,377,206.

8.	Credit Risk
The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 71.98% of net assets at June 30, 2008. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

The Fund may invest in securities exempt from registration under Section 4(2) of the Securities Act of 1933, which exempts from registration transactions by an issuer not involving any public offering. Section 4(2) securities have been identified on the statement of net assets.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Money Market Fund–10

LVIP SSgA S&P 500 Index Fund
(formerly LVIP S&P 500 Index Fund)

LVIP SSgA S&P 500 Index Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP SSgA S&P 500 Index Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	11
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Other Fund Information	18

LVIP SSgA S&P 500 Index Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$879.80	0.28%	$1.31
Service Class Shares	1,000.00	878.80	0.53%	2.48

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.47	0.28%	$1.41
Service Class Shares	1,000.00	1,022.23	0.53%	2.66

*	“ Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

“Standard & Poor’s®”, “S&P 500®”, “Standard & Poor’s 500®” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of purchasing the products, (please see the Statement of Additional Information which sets forth additional disclaimers and limitations of liability on behalf of S&P.)

LVIP SSgA S&P 500 Index Fund–1

LVIP SSgA S&P 500 Index Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	98.37%

Aerospace & Defense	2.63%
Air Freight & Logistics	0.94%
Airlines	0.08%
Auto Components	0.19%
Automobiles	0.22%
Beverages	2.43%
Biotechnology	1.45%
Building Products	0.05%
Capital Markets	2.75%
Chemicals	2.06%
Commercial Banks	2.16%
Commercial Services & Supplies	0.49%
Communications Equipment	2.47%
Computers & Peripherals	4.61%
Construction & Engineering	0.23%
Construction Materials	0.06%
Consumer Finance	0.59%
Containers & Packaging	0.12%
Distributors	0.06%
Diversified Consumer Services	0.12%
Diversified Financial Services	3.34%
Diversified Telecommunications Services	2.90%
Electric Utilities	2.33%
Electrical Equipment	0.46%
Electronic Equipment & Instruments	0.32%
Energy Equipment & Services	3.57%
Food & Staples Retailing	2.70%
Food Products	1.53%
Gas Utilities	0.12%
Health Care Equipment & Supplies	2.09%
Health Care Providers & Services	1.76%
Health Care Technology	0.04%
Hotels, Restaurants & Leisure	1.23%
Household Durables	0.69%
Household Products	1.91%
Independent Power Producers & Energy Traders	0.28%
Industrial Conglomerates	3.05%
Insurance	3.46%
Internet & Catalog Retail	0.27%
Internet Software & Services	1.69%
IT Services	0.95%
Leisure Equipment & Products	0.13%

Life Sciences Tools & Services	0.37%
Machinery	1.91%
Media	2.79%
Metals & Mining	1.37%
Multiline Retail	0.73%
Multi-Utilities & Unregulated Power	1.21%
Office Electronics	0.11%
Oil, Gas & Consumable Fuels	12.35%
Paper & Forest Products	0.22%
Personal Products	0.18%
Pharmaceuticals	6.03%
Real Estate Investment Trusts	1.16%
Real Estate Management & Development	0.03%
Road & Rail	1.08%
Semiconductors & Semiconductor Equipment	2.53%
Software	3.50%
Specialty Retail	1.46%
Textiles, Apparel & Luxury Goods	0.39%
Thrift & Mortgage Finance	0.45%
Tobacco	1.54%
Trading Company & Distributors	0.05%
Wireless Telecommunication Services	0.38%

U.S. Treasury Obligation	0.12%

Short-Term Investment	1.26%

Total Value of Securities	99.75%

Receivables and Other Assets Net of Liabilities	0.25%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Exxon Mobil	4.10%
General Electric	2.34%
Microsoft	1.94%
Chevron	1.81%
AT&T	1.77%
Procter & Gamble	1.63%
Johnson & Johnson	1.60%
International Business Machines	1.44%
Apple	1.30%
ConocoPhillips	1.28%

Total	19.21%

LVIP SSgA S&P 500 Index Fund–2

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.37%
	Aerospace & Defense–2.63%
	Boeing	30,618	$2,012,215
	General Dynamics	16,094	1,355,115
	Goodrich	5,383	255,477
	Honeywell International	30,228	1,519,864
	L-3 Communications Holdings	5,079	461,529
	Lockheed Martin	13,808	1,362,297
	Northrop Grumman	13,789	922,484
	Precision Castparts	5,860	564,728
	Raytheon	17,546	987,489
	Rockwell Collins	6,367	305,361
	United Technologies	39,504	2,437,397

			12,183,956

	Air Freight & Logistics–0.94%
	Expeditors International of Washington	8,471	364,253
	FedEx	12,940	1,019,543
	Robinson (C.H.) Worldwide	7,125	390,735
	United Parcel Service Class B	41,591	2,556,598

			4,331,129

	Airlines–0.08%
	Southwest Airlines	29,462	384,184

			384,184

	Auto Components–0.19%
†	Goodyear Tire & Rubber	9,980	177,943
	Johnson Controls	24,955	715,710

			893,653

	Automobiles–0.22%
†	Ford Motor	89,247	429,277
	General Motors	22,537	259,176
	Harley-Davidson	9,593	347,842

			1,036,295

	Beverages–2.43%
	Anheuser Busch	29,476	1,831,049
	Brown-Forman Class B	3,233	244,318
	Coca Cola	81,136	4,217,449
	Coca-Cola Enterprises	12,409	214,676
†	Constellation Brands Class A	7,150	141,999
	Molson Coors Brewing Class B	5,660	307,508
	Pepsi Bottling Group	5,284	147,529
	PepsiCo	65,080	4,138,437

			11,242,965

	Biotechnology–1.45%
†	Amgen	44,305	2,089,423
†	Biogen Idec	12,069	674,536
†	Celgene	17,601	1,124,176
†	Genzyme	11,242	809,649
†	Gilead Sciences	37,989	2,011,518

			6,709,302

	Building Products–0.05%
	Masco	14,227	223,791

			223,791

	Capital Markets–2.75%
	American Capital Strategies	7,719	183,481
	Ameriprise Financial	9,006	366,274
	Bank of New York Mellon	46,434	1,756,598
†	E Trade Financial	15,458	48,538
	Federated Investors Class B	3,490	120,126
	Franklin Resources	6,464	592,426
	Goldman Sachs Group	16,215	2,836,003
	Janus Capital Group	6,511	172,346
	Legg Mason	5,433	236,716
	Lehman Brothers Holdings	27,569	546,142
	Merrill Lynch	38,999	1,236,658
	Morgan Stanley	45,006	1,623,366
	Northern Trust	7,717	529,155
	Schwab (Charles)	37,593	772,160
	State Street	17,395	1,113,106
	T. Rowe Price Group	10,678	602,987

			12,736,082

	Chemicals–2.06%
	Air Products & Chemicals	8,504	840,705
	Ashland	2,504	120,693
	Dow Chemical	38,213	1,334,016
	duPont (E.I.) deNemours	36,863	1,581,054
	Eastman Chemical	3,124	215,119
	Ecolab	7,239	311,205
	Hercules	3,635	61,541
	International Flavors & Fragrances	2,972	116,086
	Monsanto	22,483	2,842,750
	PPG Industries	6,633	380,535
	Praxair	12,833	1,209,382
	Rohm & Haas	4,988	231,643
	Sigma-Aldrich	5,554	299,138

			9,543,867

	Commercial Banks–2.16%
	BB&T	21,978	500,439
	Comerica	6,361	163,032
	Fifth Third Bancorp	21,337	217,211
	First Horizon National	4,787	35,567
	Huntington Bancshares	15,546	89,700
	KeyCorp	15,844	173,967
	M&T Bank	3,121	220,155
	Marshall & Ilsley	10,828	165,993
	National City	25,229	120,342
	PNC Financial Services Group	14,236	812,876
	Regions Financial	28,033	305,840
	Sun Trust Banks	14,762	534,680
	U.S. Bancorp	70,686	1,971,433
	Wachovia	86,556	1,344,215

LVIP SSgA S&P 500 Index Fund–3

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Commercial Banks (continued)
	Wells Fargo	135,222	$3,211,523
	Zions Bancorp	4,521	142,366

			10,009,339

	Commercial Services & Supplies–0.49%
†	Allied Waste Industries	13,667	172,478
	Avery Dennison	3,973	174,534
	Cintas	5,826	154,447
	Donnelley (R.R.) & Sons	8,411	249,723
	Equifax	5,659	190,256
†	Monster Worldwide	5,118	105,482
	Pitney Bowes	8,268	281,938
	Robert Half International	7,074	169,564
	Waste Management	20,674	779,616

			2,278,038

	Communications Equipment–2.47%
†	Ciena	3,569	82,694
†	Cisco Systems	241,787	5,623,965
	Corning	64,056	1,476,491
†	JDS Uniphase	8,302	94,311
†	Juniper Networks	22,193	492,241
	Motorola	92,738	680,697
	QUALCOMM	66,063	2,931,215
†	Tellabs	17,332	80,594

			11,462,208

	Computers & Peripherals–4.61%
†	Apple	35,965	6,021,980
†	Dell	83,441	1,825,689
†	EMC	85,277	1,252,719
	Hewlett-Packard	100,120	4,426,305
	International Business Machines	56,211	6,662,691
†	Lexmark International Class A	3,434	114,799
†	NetApp	14,003	303,305
†	QLogic	5,082	74,146
†	SanDisk	8,604	160,895
†	Sun Microsystems	32,120	349,466
†	Teradata	7,432	171,976

			21,363,971

	Construction & Engineering–0.23%
	Fluor	3,560	662,445
†	Jacobs Engineering Group	4,770	384,939

			1,047,384

	Construction Materials–0.06%
	Vulcan Materials	4,379	261,777

			261,777

	Consumer Finance–0.59%
	American Express	47,240	1,779,531
	Capital One Financial	15,110	574,331
	SLM	18,592	359,755

			2,713,617

	Containers & Packaging–0.12%
	Ball	4,386	209,388
	Bemis	3,634	81,474
†	Pactiv	5,249	111,436
	Sealed Air	7,103	135,028

			537,326

	Distributors–0.06%
	Genuine Parts	7,044	279,506

			279,506

	Diversified Consumer Services–0.12%
†	Apollo Group Class A	5,415	239,668
	Block (H&R)	14,056	300,798

			540,466

	Diversified Financial Services–3.34%
	Bank of America	180,536	4,309,394
	CIT Group	7,224	49,195
	Citigroup	222,763	3,733,508
	CME Group	2,198	842,252
	Discover Financial Services	18,590	244,830
†	IntercontinentalExchange	2,844	324,216
	JPMorgan Chase	139,125	4,773,385
	Leucadia National	7,071	331,913
	Moody’s	8,708	299,904
	NYSE Euronext	11,156	565,163

			15,473,760

	Diversified Telecommunications Services–2.90%
	AT&T	243,089	8,189,668
	CenturyTel	4,826	171,757
	Citizens Communications	12,978	147,171
	Embarq	6,307	298,132
	Qwest Communications International	63,657	250,172
	Verizon Communications	116,591	4,127,321
	Windstream	20,164	248,824

			13,433,045

	Electric Utilities–2.33%
	Allegheny Energy	7,153	358,437
	American Electric Power	16,851	677,916
	Duke Energy	52,943	920,149
	Edison International	13,721	704,985
	Entergy	7,793	938,901
	Exelon	27,016	2,430,359
	FirstEnergy	12,281	1,011,095
	FPL Group	16,549	1,085,283
	Pepco Holdings	7,554	193,760
	Pinnacle West Capital	3,653	112,403
	PPL	15,259	797,588
	Progress Energy	10,542	440,972
	Southern	31,989	1,117,056

			10,788,904

LVIP SSgA S&P 500 Index Fund–4

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Electrical Equipment–0.46%
	Cooper Industries Class A	6,972	$275,394
	Emerson Electric	32,128	1,588,729
	Rockwell Automation	5,946	260,019

			2,124,142

	Electronic Equipment & Instruments–0.32%
†	Agilent Technologies	14,288	507,796
	Jabil Circuit	8,931	146,558
	Molex	5,545	135,353
	Tyco Electronics	19,807	709,486

			1,499,193

	Energy Equipment & Services–3.57%
	Baker Hughes	12,824	1,120,048
	BJ Services	12,131	387,464
†	Cameron International	8,790	486,527
	ENSCO International	6,137	495,501
	Halliburton	35,808	1,900,331
†	Nabors Industries	11,394	560,927
†	National Oilwell Varco	16,415	1,456,339
	Noble	10,783	700,464
	Rowan Companies	4,410	206,168
	Schlumberger	48,614	5,222,601
	Smith International	8,091	672,686
†	Transocean	12,933	1,970,860
†	Weatherford International	27,198	1,348,749

			16,528,665

	Food & Staples Retailing–2.70%
	Costco Wholesale	17,381	1,219,103
	CVS Caremark	58,577	2,317,892
	Kroger	26,577	767,278
	Safeway	17,496	499,511
	Supervalu	8,737	269,886
	Sysco	24,291	668,245
	Walgreen	39,779	1,293,215
	Wal-Mart Stores	94,934	5,335,292
	Whole Foods Market	5,221	123,685

			12,494,107

	Food Products–1.53%
	Archer-Daniels-Midland	26,922	908,618
	Campbell Soup	9,260	309,840
	ConAgra Foods	20,681	398,730
†	Dean Foods	5,398	105,909
	General Mills	13,583	825,439
	Heinz (H.J.)	12,716	608,461
	Hershey	7,295	239,130
	Kellogg	10,571	507,619
	Kraft Foods Class A	61,396	1,746,715
	McCormick & Co.	5,623	200,516
	Sara Lee	30,333	371,579
	Tyson Food Class A	11,882	177,517
	Wrigley, (Wm) Jr.	8,763	681,586

			7,081,659

	Gas Utilities–0.12%
	NICOR	1,919	81,730
	Questar	6,954	494,012

			575,742

	Health Care Equipment & Supplies–2.09%
	Bard (C.R.)	3,990	350,921
	Baxter International	25,764	1,647,350
	Becton, Dickinson	10,245	832,919
†	Boston Scientific	56,539	694,864
	Covidien	20,913	1,001,524
†	Hospira	6,864	275,315
†	Intuitive Surgical	1,600	431,040
	Medtronic	45,933	2,377,032
†	St. Jude Medical	13,615	556,581
	Stryker	10,061	632,636
†	Varian Medical Systems	4,725	244,991
†	Zimmer Holdings	9,406	640,078

			9,685,251

	Health Care Providers & Services–1.76%
	Aetna	19,510	790,740
	AmerisourceBergen	6,910	276,331
	Cardinal Health	14,515	748,684
	CIGNA	11,270	398,845
†	Coventry Health Care	6,448	196,148
†	Express Scripts	10,052	630,461
†	Humana	7,082	281,651
†	Laboratory Corp. of America Holdings	4,417	307,556
	McKesson	11,192	625,745
†	Medco Health Solutions	20,362	961,086
†	Patterson Companies	5,476	160,940
	Quest Diagnostics	6,466	313,407
†	Tenet Healthcare	19,968	111,022
	UnitedHealth Group	50,386	1,322,633
†	WellPoint	21,270	1,013,728

			8,138,977

	Health Care Technology–0.04%
	IMS Health	8,319	193,833

			193,833

	Hotels, Restaurants & Leisure–1.23%
	Carnival	18,373	605,574
	Darden Restaurants	6,038	192,854
	International Game Technology	12,867	321,418
	Marriott International Class A	12,734	334,140
	McDonald’s	46,191	2,596,858
	Starwood Hotels & Resorts Worldwide	7,544	302,288
†	Starbucks	29,682	467,195
	Wendy’s International	2,761	75,154

LVIP SSgA S&P 500 Index Fund–5

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Hotels, Restaurants & Leisure (continued)
	Wyndham Worldwide	6,469	$115,860
	Yum Brands	19,903	698,396

			5,709,737

	Household Durables–0.69%
	Black & Decker	2,577	148,203
	Centex	4,400	58,828
	Colgate-Palmolive	20,459	1,413,718
	D.R. Horton	10,859	117,820
	Fortune Brands	6,193	386,505
	Harman International Industries	2,420	100,164
	KB HOME	3,260	55,192
	Leggett & Platt	6,781	113,717
	Lennar Class A	5,607	69,190
	Newell Rubbermaid	10,694	179,552
	Pulte Homes	8,463	81,499
	Snap-On	2,437	126,748
	Stanley Works	3,309	148,342
	Whirlpool	3,182	196,425

			3,195,903

	Household Products–1.91%
	Clorox	5,331	278,278
	Kimberly-Clark	17,072	1,020,564
	Procter & Gamble	124,474	7,569,264

			8,868,106

	Independent Power Producers & Energy Traders–0.28%
†	AES	26,956	517,825
	Constellation Energy Group	7,191	590,381
†	Dynegy	21,560	184,338

			1,292,544

	Industrial Conglomerates–3.05%
	3M	28,949	2,014,561
	General Electric	406,865	10,859,226
	Textron	9,949	476,856
	Tyco International	19,796	792,632

			14,143,275

	Insurance–3.46%
	ACE	13,868	763,988
	ALFAC	19,591	1,230,315
	Allstate	22,358	1,019,301
	American International Group	109,196	2,889,325
	Aon	11,922	547,697
	Assurant	3,944	260,146
	Chubb	14,663	718,634
	Cincinnati Financial	7,239	183,871
	Genworth Financial	17,994	320,473
	Hartford Financial Services Group	12,743	822,816
	Lincoln National	10,783	488,686
	Loews	14,611	685,232
	Marsh & McLennan	20,750	550,913
	MBIA	8,020	35,208
	MetLife	28,856	1,522,731
	Principal Financial Group	10,582	444,127
	Progressive	27,212	509,409
	Prudential Financial	17,580	1,050,229
	SAFECO	3,756	252,253
	Torchmark	3,571	209,439
	Travelers Companies	24,824	1,077,362
	Unum Group	14,636	299,306
	Xl Capital Class A	7,377	151,671

			16,033,132

	Internet & Catalog Retail–0.27%
†	Amazon.com	12,934	948,450
†	Expedia	8,129	149,411
†	InterActiveCorp	7,783	150,056

			1,247,917

	Internet Software & Services–1.69%
†	Akamai Technologies	6,197	215,594
†	eBay	45,709	1,249,227
†	Google Class A	9,426	4,962,034
†	VeriSign	7,659	289,510
†	Yahoo	53,686	1,109,153

			7,825,518

	IT Services–0.95%
†	Affiliated Computer Services Class A	4,088	218,667
	Automatic Data Processing	21,145	885,976
†	Cognizant Technology Solutions Class A	12,381	402,506
†	Computer Sciences	6,521	305,444
†	Convergys	5,433	80,734
	Electronic Data Systems	20,601	507,609
	Fidelity National Information Services	6,914	255,196
†	Fiserv	7,051	319,904
	Paychex	13,554	423,969
	Total System Services	7,943	176,493
†	Unisys	13,254	52,353
	Western Union	30,782	760,931

			4,389,782

	Leisure Equipment & Products–0.13%
	Eastman Kodak	10,789	155,685
	Hasbro	6,377	227,786
	Mattel	14,108	241,530

			625,001

	Life Sciences Tools & Services–0.37%
	Appear Corp. — Applied Biosystems Group	7,153	239,482
†	Millipore	2,153	146,103
	PerkinElmer	4,741	132,037

LVIP SSgA S&P 500 Index Fund–6

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Life Sciences Tools & Services (continued)
†	Thermo Fisher Scientific	16,985	$946,573
†	Waters	3,759	242,456

			1,706,651

	Machinery–1.91%
	Caterpillar	24,886	1,837,085
	Cummins	8,452	553,775
	Danaher	10,336	798,973
	Deere & Co.	17,490	1,261,554
	Dover	7,620	368,579
	Eaton	6,817	579,240
	Illinois Tool Works	16,704	793,607
	Ingersoll-Rand Class A	13,020	487,350
	ITT	7,377	467,185
	Manitowoc	4,898	159,332
	PACCAR	14,848	621,092
	Pall	4,806	190,702
	Parker Hannifin	7,029	501,308
†	Terex	4,219	216,730

			8,836,512

	Media–2.79%
	CBS Class B	27,559	537,125
	Clear Channel Communications	19,833	698,122
	Comcast Class A	121,168	2,298,556
†	DIRECTV Group	28,754	745,016
	Disney (Walt)	77,643	2,422,461
	Gannett	8,871	192,235
†	Interpublic Group	18,376	158,034
	McGraw-Hill Companies	13,501	541,660
	Meredith	1,171	33,128
	New York Times Class A	5,226	80,428
	News Class A	93,532	1,406,721
	Omnicom Group	13,079	586,986
	Scripps (E.W.) Class A	3,356	139,408
	Time Warner	146,376	2,166,364
†	Viacom Class B	26,240	801,370
	Washington Post Class B	233	136,748

			12,944,362

	Metals & Mining–1.37%
†	AK Steel Holding	4,500	310,500
	Alcoa	33,184	1,182,014
	Allegheny Technologies	4,197	248,798
	Freeport-McMoRan Copper & Gold Class B	15,560	1,823,476
	Newmont Mining	18,330	956,093
	Nucor	12,101	903,582
	Titanium Metals	3,484	48,741
	United States Steel	4,774	882,140

			6,355,344

	Multiline Retail–0.73%
†	Big Lots	4,106	128,271
	Dillard’s Class A	2,372	27,444
	Family Dollar Stores	4,967	99,042
†	Kohl’s	12,657	506,786
	Macy’s	18,450	358,299
	Nordstrom	7,584	229,795
	Penney (J.C.)	8,999	326,574
†	Sears Holdings	2,903	213,835
	Target	31,894	1,482,753

			3,372,799

	Multi-Utilities & Unregulated Power–1.21%
	Ameren	8,910	376,269
	CenterPoint Energy	14,341	230,173
	CMS Energy	9,304	138,630
	Consolidated Edison	10,935	427,449
	Dominion Resources	22,975	1,091,082
	DTE Energy	6,931	294,152
	Integrys Energy Group	3,353	170,433
	NiSource	11,258	201,743
	PG&E	15,034	596,699
	Public Service Enterprise Group	20,529	942,897
	Sempra Energy	10,519	593,798
	TECO Energy	8,747	187,973
	Xcel Energy	18,350	368,285

			5,619,583

	Office Electronics–0.11%
	Xerox	37,284	505,571

			505,571

	Oil, Gas & Consumable Fuels–12.35%
	Anadarko Petroleum	18,961	1,419,041
	Apache	13,573	1,886,647
	Cabot Oil & Gas	3,900	264,147
	Chesapeake Energy	19,184	1,265,377
	Chevron	84,505	8,376,981
	ConocoPhillips	62,993	5,945,909
	Consol Energy	7,328	823,447
	Devon Energy	18,104	2,175,377
	El Paso	28,180	612,633
	EOG Resources	9,920	1,301,504
	Exxon Mobil	215,614	19,002,062
	Hess	11,365	1,434,149
	Marathon Oil	28,808	1,494,271
	Massey Energy	3,200	300,000
	Murphy Oil	7,602	745,376
	Noble Energy	7,254	729,462
	Occidental Petroleum	33,706	3,028,821
	Peabody Energy	11,012	969,607
	Range Resources	5,952	390,094
†	Southwestern Energy	14,000	666,540
	Spectra Energy	26,694	767,186
	Sunoco	4,566	185,791
	Tesoro	5,442	107,588
	Valero Energy	22,194	913,949

LVIP SSgA S&P 500 Index Fund–7

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Oil, Gas & Consumable Fuels (continued)
	Williams Companies	23,905	$963,611
	XTO Energy	20,511	1,405,209

			57,174,779

	Paper & Forest Products–0.22%
	International Paper	17,118	398,849
	MeadWestvaco	6,843	163,137
	Weyerhaeuser	8,600	439,805

			1,001,791

	Personal Products–0.18%
	Avon Products	17,238	620,913
	Estee Lauder Companies Class A	4,985	231,553

			852,466

	Pharmaceuticals–6.03%
	Abbott Laboratories	63,419	3,359,304
	Allergen	12,248	637,508
†	Barr Pharmaceuticals	4,090	184,377
	Bristol-Myers Squibb	80,498	1,652,624
†	Forest Laboratories	13,191	458,255
	Johnson & Johnson	115,046	7,402,061
†	King Pharmaceuticals	9,473	99,182
	Lilly (Eli)	40,281	1,859,371
	Merck	87,328	3,291,392
	Milan Laboratories	12,698	153,265
	Pfizer	274,674	4,798,556
	Schering-Plough	65,729	1,294,204
†	Watson Pharmaceutical	4,614	125,362
	Wyeth	54,657	2,621,350

			27,936,811

	Real Estate Investment Trusts–1.16%
	Apartment Investment & Management Class A	3,740	127,384
	AvalonBay Communities	3,292	293,515
	Boston Properties	4,809	433,868
	Developers Diversified Realty	4,652	161,471
	Equity Residential	10,662	408,035
	General Growth Properties	10,813	378,779
	HCP	10,040	319,372
	Host Hotels & Resorts	22,381	305,501
	Kimco Realty	10,351	357,317
	Plum Creek Timber	6,575	280,818
	ProLogis	10,889	591,817
	Public Storage	5,016	405,243
	Simon Property Group	9,359	841,280
	Vornado Realty Trust	5,330	469,040

			5,373,440

	Real Estate Management & Development–0.03%
†	CB Richard Ellis Group Class A	6,753	129,658

			129,658

	Road & Rail–1.08%
	Burlington Northern Santa Fe	11,980	1,196,682
	CSX	16,771	1,053,387
	Norfolk Southern	15,676	982,415
	Ryder System	2,305	158,768
	Union Pacific	21,352	1,612,076

			5,003,328

	Semiconductors & Semiconductor Equipment–2.53%
†	Advanced Micro Devices	24,783	144,485
	Altera	12,236	253,285
	Analog Devices	12,357	392,582
	Applied Materials	54,862	1,047,316
†	Broadcom Class A	18,686	509,941
	Intel	233,190	5,008,921
	KLA-Tencor	7,221	293,967
	Linear Technology	8,678	282,642
†	LSI	28,687	176,138
†	MEMC Electronic Materials	9,621	592,076
	Microchip Technology	7,541	230,302
†	Micron Technology	31,484	188,904
	National Semiconductor	8,972	184,285
†	Novellus Systems	4,932	104,509
†	NVIDIA	21,858	409,182
†	Teradyne	7,863	87,043
	Texas Instruments	54,060	1,522,330
	Xilinx	11,154	281,639

			11,709,547

	Software–3.50%
†	Adobe Systems	21,719	855,511
†	Autodesk	8,837	298,779
†	BMC Software	7,975	287,100
	CA	16,704	385,695
†	Citrix Systems	7,727	227,251
†	Compuware	10,340	98,644
†	Electronics Arts	13,352	593,229
†	Intuit	12,910	355,929
	Microsoft	325,877	8,964,877
†	Novell	13,489	79,450
†	Oracle	162,239	3,407,020
†	Symantec	33,827	654,552

			16,208,037

	Specialty Retail–1.46%
	Abercrombie & Fitch Class A	3,532	221,386
†	AutoNation	6,035	60,471
†	AutoZone	1,689	204,386
†	Bed Bath & Beyond	10,312	289,767
	Best Buy	14,120	559,152
†	GameStop Class A	6,344	256,298
	Gap	19,218	320,364
	Home Depot	68,693	1,608,789
	Limited Brands	12,365	208,350
	Lowe’s Companies	58,647	1,216,925
†	Office Depot	9,924	108,569

LVIP SSgA S&P 500 Index Fund–8

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Specialty Retail (continued)
	RadioShack	4,347	$53,338
	Sherwin-Williams	4,540	208,522
	Staples	28,445	675,569
	Tiffany & Co.	5,128	208,966
	TJX Companies	17,941	564,603

			6,765,455

	Textiles, Apparel & Luxury Goods–0.39%
†	Coach	13,562	391,671
	Jones Apparel Group	4,180	57,475
	Liz Claiborne	3,909	55,312
	NIKE Class B	15,232	907,979
	Polo Ralph Lauren	2,158	135,479
	VF	3,631	258,455

			1,806,371

	Thrift & Mortgage Finance–0.45%
	Countrywide Financial	23,701	100,729
	Fannie Mae	43,771	853,972
	Freddie Mac	26,119	428,352
	Hudson City Bancorp	22,102	368,661
	MGIC Investment	3,317	20,267
	Sovereign Bancorp	14,245	104,843
	Washington Mutual	43,660	215,244

			2,092,068

	Tobacco–1.54%
	Altria Group	85,835	1,764,768
†	Lorillard	7,025	485,880
†	Philip Morris International	85,629	4,229,216
	Reynolds American	6,869	320,576
	UST	6,020	328,752

			7,129,192

	Trading Company & Distributors–0.05%
	Grainger (W.W.)	2,683	219,469

			219,469

	Wireless Telecommunication Services–0.38%
†	American Tower Class A	15,862	670,170
	Sprint Nextel	115,204	1,094,438

			1,764,608

	Total Common Stock (Cost $499,422,140)		455,634,891

		Principal
		Amount
		(U.S. $)
¥^	U.S. Treasury Obligation–0.12%
	U.S. Treasury Bill 1.943% 9/11/08	$542,000	540,190

	Total U.S. Treasury Obligation (Cost $539,904)		540,190

		Number of
		Shares
	SHORT-TERM INVESTMENT–1.26%
	Money Market Instrument
	Dreyfus Cash Management Fund	5,856,001	5,856,001

	Total Short-Term Investment (Cost $5,856,001)		5,856,001

TOTAL VALUE OF SECURITIES–99.75% (Cost $505,818,045)	462,031,082
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	1,147,489

NET ASSETS APPLICABLE TO 51,025,870 SHARES OUTSTANDING–100.00%	$463,178,571

NET ASSET VALUE–LVIP SSGA S&P 500 INDEX FUND STANDARD CLASS ($433,329,998 / 47,732,769 Shares)	$9.078

NET ASSET VALUE–LVIP SSGA S&P 500 INDEX FUND SERVICE CLASS ($29,848,573 / 3,293,101 Shares)	$9.064

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization-no par)	$515,984,389
Undistributed net investment income	5,039,449
Accumulated net realized loss on investments	(13,482,497)
Net unrealized depreciation of investments	(44,362,770)

Total net assets	$463,178,571

LVIP SSgA S&P 500 Index Fund–9

LVIP SSgA S&P 500 Index Fund
Statement of Net Assets (continued)

†	Non income producing security.

¥	Fully or partially pledged as collateral for financial futures contracts.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

¤	Considered an affiliated company. See Note 2 in “Notes to financial statements.” Investments in companies considered to be affiliates of the Fund was as follows:

	Balance at	Gross	Gross	Realized Gains	Value	Dividend
Company	Beginning of Period	Additions	Reductions	During the Period	6/30/08	Income

Lincoln National	$627,786	—	—	—	$488,686	$8,950

The following financial futures contract was outstanding at June 30, 2008:

Financial Futures Contract1

Contract	Notional	Notional		Unrealized
to Buy	Cost	Value	Expiration Date	Depreciation

146 S&P 500 E-mini	$9,927,837	$9,352,030	9/19/08	$(575,807)

The use of financial futures contract involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund’s net assets.

[1]	See Note 8 in “Notes to financial statements.”

See accompanying notes

LVIP SSgA S&P 500 Index Fund–10

LVIP SSgA S&P 500 Index Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$4,814,756
Interest	189,914
Income from affiliated investment companies	151,294
Other income	41,264

5,197,228

EXPENSES:
Management fees	590,701
Accounting and administration expenses	111,502
Reports and statements to shareholders	41,244
Distribution expenses-Service Class	35,040
S&P license fees	21,626
Professional fees	13,946
Custodian fees	7,361
Trustees’ fees	5,130
Other	13,497

840,047
Less fees waived	(114,050)
Less expense paid indirectly	(49)

Total operating expenses	725,948

NET INVESTMENT INCOME	4,471,280

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	35,377
Future contracts	(981,815)

Net realized loss	(946,438)
Net change in unrealized appreciation/depreciation of investments	(66,548,485)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(67,494,923)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(63,023,643)

See accompanying notes

LVIP SSgA S&P 500 Index Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,471,280	$6,779,597
Net realized gain (loss) on investments	(946,438)	9,447,373
Net change in unrealized appreciation/depreciation of investments	(66,548,485)	(9,271,090)

Net increase (decrease) in net assets resulting from operations	(63,023,643)	6,955,880

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(5,554,039)
Service Class	—	(117,963)

	—	(5,672,002)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	32,454,491	388,237,030
Service Class	18,742,331	25,330,204
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	5,554,039
Service Class	—	117,963
Net assets from Fund merger[1]:
Standard Class	—	648,651
Service Class	—	4,454,609

	51,196,822	424,342,496

Cost of shares repurchased:
Standard Class	(43,983,454)	(128,052,507)
Service Class	(7,034,635)	(8,060,236)

	(51,018,089)	(136,112,743)

Increase in net assets derived from capital share transactions	178,733	288,229,753

NET INCREASE (DECREASE) IN NET ASSETS	(62,844,910)	289,513,631
NET ASSETS:
Beginning of period	526,023,481	236,509,850

End of period (including undistributed net investment income of $5,039,449 and $1,088,680, respectively)	$463,178,571	$526,023,481

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP SSgA S&P 500 Index Fund–11

LVIP SSgA S&P 500 Index Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA S&P 500 Index Fund Standard Class
	Six Months
	Ended
	6/30/08[2,3]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03[4]

Net asset value, beginning of period	$10.318	$9.916	$8.718	$8.470	$7.756	$6.130

Income (loss) from investment operations:
Net investment income[5]	0.087	0.183	0.154	0.140	0.140	0.100
Net realized and unrealized gain (loss) on investments	(1.327)	0.333	1.185	0.246	0.670	1.610

Total from investment operations	(1.240)	0.516	1.339	0.386	0.810	1.710

Less dividends and distributions from:
Net investment income	—	(0.114)	(0.141)	(0.138)	(0.096)	(0.084)

Total dividends and distributions	—	(0.114)	(0.141)	(0.138)	(0.096)	(0.084)

Net asset value, end of period	$9.078	$10.318	$9.916	$8.718	$8.470	$7.756

Total return[6]	(12.02% )	5.23%	15.52%	4.69%	10.56%	28.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$433,330	$504,728	$236,510	$233,215	$237,290	$214,568
Ratio of expenses to average net assets	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	0.33%	0.32%	0.34%	0.34%	0.34%	0.39%
Ratio of net investment income to average net assets	1.83%	1.75%	1.69%	1.60%	1.74%	1.48%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	1.78%	1.71%	1.63%	1.54%	1.68%	1.37%
Portfolio turnover	5%	25%	4%	5%	2%	2%

[1]	Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. S&P 500 Portfolio (the “JPVF Fund”). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	Commencing April 30, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[4]	Commencing December 12, 2003, Mellon Capital Management Corporation replaced Barclays Global Fund Advisors as the Fund’s sub-advisor.

[5]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2008 and the years ended December 31, 2007 and 2006.

[6]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA S&P 500 Index Fund–12

LVIP SSgA S&P 500 Index Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA S&P 500 Index Fund Service Class
	Six Months
	Ended	4/30/07[3]
	6/30/08[1,2]	to
	(Unaudited)	12/31/07

Net asset value, beginning of period	$10.314	$10.412

Income (loss) from investment operations:
Net investment income[4]	0.075	0.130
Net realized and unrealized loss on investments	(1.325)	(0.128)

Total from investment operations	(1.250)	0.002

Less dividends and distributions from:
Net investment income	—	(0.100)

Total dividends and distributions	—	(0.100)

Net asset value, end of period	$9.064	$10.314

Total return[5]	(12.12% )	0.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,849	$21,295
Ratio of expenses to average net assets	0.53%	0.53%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	0.58%	0.57%
Ratio of net investment income to average net assets	1.58%	1.83%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	1.53%	1.79%
Portfolio turnover	5%	25%[6]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Commencing April 30, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP SSgA S&P 500 Index Fund–13

LVIP SSgA S&P 500 Index Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP SSgA S&P 500 Index Fund (formerly, LVIP S&P 500 Index Fund) (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.24% on the first $500 million of the average daily net assets of the Fund; 0.20% on the next $500 million; and 0.16% on average daily net assets in excess of $1 billion.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.28% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2009, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Effective May 1, 2008, SSgA Funds Management, Inc. (the “Sub-Advisor”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.015% of the first $1 billion of the Fund’s average daily net assets; and 0.010% of the Fund’s average daily net

LVIP SSgA S&P 500 Index Fund–14

LVIP SSgA S&P 500 Index Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

assets in excess of $1 billion, subject to annual minimum of $100,000. Prior to May 1, 2008, Mellon Capital Management Corporation served as the Fund’s sub-advisor under a similar fee structure.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $6,155 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $776,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $13,939 and $5,231, respectively.

The LVIP SSgA S&P 500 Index Fund has investments in Lincoln National, the parent company of LIAC. The Fund also has investments in BNY Mellon, the parent company of Mellon Capital Management Corporation, which served as the Fund’s sub-advisor prior to May 1, 2008.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$77,460
Fees Payable to DSC	1,000
Distribution Fees Payable to LFD	6,292

During the period January 1, 2008 through April 30, 2008, the Fund invested in the Dreyfus Cash Management Fund, an open-end management investment company that was managed by the Fund’s prior Sub-Advisor. For the period January 1, 2008 through April 30, 2008, the Fund received distributions from the Dreyfus Cash Management Fund of $151,294. The Fund still invests in the Dreyfus Cash Management Fund and the Dreyfus Cash Management Fund pays no investment management fees.

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2008, the Fund made purchases of $17,548,635 and sales of $11,912,622 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $518,179,379. At June 30, 2008, net unrealized depreciation was $56,148,297, of which $46,866,746 related to unrealized appreciation of investments and $103,015,043 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1—inputs are quoted prices in active markets
Level 2—inputs that are observable, directly or indirectly
Level 3—inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP SSgA S&P 500 Index Fund–15

LVIP SSgA S&P 500 Index Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Securities	Derivatives

Level 1	$462,031,082	$—
Level 2	—	(575,807)
Level 3	—	—

Total	$462,031,082	$(575,807)

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2008. The tax character of dividends and distributions paid during the year ended December 31, 2007 was as follows:

Year Ended
12/31/07

Ordinary income	$5,672,002

In addition, the Fund declared an ordinary income consent dividend of $520,511 for the year ended December 31, 2007. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$515,984,389
Undistributed ordinary income	4,553,754
Realized losses 1/1/08 — 6/30/08	(1,156,882)
Other temporary differences	485,695
Capital loss carryforwards as of 12/31/07	(540,088)
Unrealized depreciation of investments	(56,148,297)

Net assets	$463,178,571

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of dividends and distributions, tax deferral of losses on wash sales, mark-to-market on futures contracts and return of capital on securities.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Paid-in
Investment Income	Capital

$(520,511)	$520,511

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards of $540,088 remaining at December 31, 2007 will expire in 2014.

For the six months ended June 30, 2008, the Fund had capital losses of $1,156,882 which may be added to capital loss carryforwards.

LVIP SSgA S&P 500 Index Fund–16

LVIP SSgA S&P 500 Index Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07

Shares sold:
Standard Class	3,390,982	36,644,745
Service Class	1,959,654	2,411,924
Shares issued upon reinvestment of
dividends and distributions:
Standard Class	—	550,723
Service Class	—	11,697
Shares issued from Fund merger*
Standard Class	—	61,812
Service Class	—	424,491

	5,350,636	40,105,392

Shares repurchased:
Standard Class	(4,575,910)	(12,190,409)
Service Class	(731,199)	(783,466)

	(5,307,109)	(12,973,875)

Net increase	43,527	27,131,517

*	See Note 7

7.	Fund Merger
Effective April 30, 2007, the Fund acquired all of the assets and assumed all of the liabilities of LVIP Core Fund (the “Acquired Fund”), an open-end investment company, in exchange for shares of the Fund pursuant to a Plan and Agreement of Reorganization (the “Reorganization”). The shareholders of the Acquired Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization.

The Reorganization was treated as a non-taxable event and, accordingly, the Fund’s basis in securities acquired reflected the historical cost basis as of the date of transfer. The net assets, net unrealized appreciation and accumulated net gain (loss) of the Acquired Fund as of the close of business on April 27, 2007, were as follows:

Net assets	$5,103,260
Accumulated net realized loss	(58,401)
Net unrealized appreciation	1,002,592

The net assets of the Fund prior to the Reorganization were $247,965,881. The combined net assets after Reorganization were $253,069,141.

8.	Financial Futures Contracts
The Fund may invest in financial futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP SSgA S&P 500 Index Fund–17

LVIP SSgA S&P 500 Index Fund
Other Fund Information

Approval of Advisory and Sub-Advisory Agreements

On January 8, 2008, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”), met to consider, among other things, the proposal that SSgA Funds Management, Inc. (“SSgA FM”) become the sub-adviser for the LVIP S&P 500 Index Fund (the “Fund”). The Independent Trustees met in executive session with their independent legal counsel to consider the sub-advisory agreement with SSgA FM.

The Independent Trustees reported that they had reviewed materials provided prior to the meeting by Fund Management, Lincoln Investment Advisors Corporation (“LIAC”) and SSgA FM. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment advisory and sub-advisory agreements and the factors that they should consider in approving such agreements. In considering approval of the agreements, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors and reached the following conclusions with respect to their recommendations to the Board of Trustees (“Board”). Upon receiving the report of the Independent Trustees, the Board of Trustees adopted the considerations and conclusions of the Independent Trustees.

Sub-Advisory Agreement with SSgA FM

In considering the approval of the proposed sub-advisory agreement between LIAC and SSgA Funds Management, Inc. (“SSgA FM”) on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by SSgA FM under the sub-advisory agreement. The Board noted that the proposed sub-advisory agreement contains substantially the same terms as those in place under the current sub-advisory agreements for the other Lincoln Funds. The Board reviewed the services to be provided by SSgA FM, the background of the investment professionals proposed to service the Fund, the resources and investment process of SSgA FM, its compliance programs and regulatory matters, SSgA FM’s Form ADV and the gross performance of various SSgA FM index products compared to corresponding securities market indexes. The Board noted Fund Management’s representation that LIAC would benefit from operational efficiencies by having all of the Lincoln quantitative and index funds sub-advised by SSgA FM. The Board also considered the responses of SSgA FM to questions posed at its in-person presentation regarding portfolio management and litigation filed against State Street Corporation regarding investments tied to mortgage securities. The Board concluded that the services to be provided by SSgA FM were expected to be acceptable.

With respect to the sub-advisory fees for the Fund, the Board considered that the rate of the proposed sub-advisory fee was negotiated at arm’s length between LIAC and SSgA FM, an unaffiliated third party, and that LIAC would compensate SSgA FM from its fee and concluded the proposed sub-advisory fees were reasonable. In addition, the Board noted that the current sub-advisory fees for the Fund were proposed to remain the same.

Although no information regarding SSgA FM’s estimated profitability as sub-adviser was provided, the Board considered that the sub-advisory fees were negotiated at arm’s length between LIAC and SSgA FM, and that LIAC would compensate SSgA FM from LIAC’s advisory fees. The Board considered other benefits available to SSgA FM because of its proposed relationship to the Fund and considered that SSgA FM may have an enhanced ability to obtain research services through the allocation of fund brokerage.

The Board compared the annual composite performance of the SSgA S&P 500 Index product for recent calendar years to the performance of the S&P 500 Index and the LVIP S&P 500 Index Fund for the same periods. The Board noted that the SSgA S&P 500 Index product gross of fees performance compared favorably to the S&P 500 Index and the LVIP S&P 500 Index Fund and concluded that SSgA FM’s performance was expected to be acceptable.

Based upon all of the information considered and the conclusions reached, the Board unanimously approved the new sub-advisory agreement with SSgA FM and the fees and other amounts to be paid under the agreement.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA S&P 500 Index Fund–18

LVIP SSgA Small-Cap Index Fund
(formerly LVIP Small-Cap Index Fund)

LVIP SSgA Small-Cap
Index Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP SSgA Small-Cap Index Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	26
Statements of Changes in Net Assets	26
Financial Highlights	27
Notes to Financial Statements	29
Other Fund Information	33

LVIP SSgA Small-Cap Index Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$904.70	0.46%	$2.18
Service Class Shares	1,000.00	903.60	0.71%	3.36

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.58	0.46%	$2.31
Service Class Shares	1,000.00	1,021.33	0.71%	3.57

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP SSgA Small-Cap Index Fund–1

LVIP SSgA Small-Cap Index Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	95.97%

Aerospace & Defense	1.62%
Air Freight & Logistics	0.35%
Airlines	0.36%
Auto Components	0.87%
Automobiles	0.04%
Beverages	0.07%
Biotechnology	3.62%
Building Products	0.50%
Capital Markets	1.54%
Chemicals	2.15%
Commercial Banks	4.84%
Commercial Services & Supplies	4.26%
Communications Equipment	2.48%
Computers & Peripherals	1.01%
Construction & Engineering	0.64%
Construction Materials	0.19%
Consumer Finance	0.36%
Containers & Packaging	0.30%
Distributors	0.04%
Diversified Consumer Services	0.95%
Diversified Financial Services	0.44%
Diversified Telecommunications Services	0.95%
Electric Utilities	1.40%
Electrical Equipment	2.49%
Electronic Equipment & Instruments	2.10%
Energy Equipment & Services	2.73%
Food & Staples Retailing	0.88%
Food Products	1.55%
Gas Utilities	1.09%
Health Care Equipment & Supplies	3.31%
Health Care Providers & Services	2.89%
Health Care Technology	0.40%
Hotels, Restaurants & Leisure	2.12%
Household Durables	1.14%
Independent Power Producers & Energy Traders	0.24%
Industrial Conglomerates	0.10%
Insurance	3.43%
Internet & Catalog Retail	0.58%
Internet Software & Services	2.16%
IT Services	1.64%
Leisure Equipment & Products	0.56%
Life Sciences Tools & Services	1.26%
Machinery	3.50%
Marine	0.42%
Media	1.49%
Metals & Mining	1.48%
Multiline Retail	0.17%
Multi-Utilities & Unregulated Power	0.43%
Oil, Gas & Consumable Fuels	6.23%
Paper & Forest Products	0.37%
Personal Products	0.33%
Pharmaceuticals	1.38%
Real Estate Investment Trusts	5.53%
Real Estate Management & Development	0.18%
Road & Rail	0.70%
Semiconductors & Semiconductor Equipment	3.45%
Software	3.80%
Specialty Retail	2.79%
Textiles, Apparel & Luxury Goods	1.50%
Thrift & Mortgage Finance	1.23%
Tobacco	0.21%
Trading Company & Distributors	0.57%
Transportation Infrastructure	0.01%
Water Utilities	0.25%
Wireless Telecommunication Services	0.30%

U.S. Treasury Obligation	0.16%

Short-Term Investment	2.81%

Total Value of Securities	98.94%

Receivables and Other Assets Net of Liabilities	1.06%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Comstock Resources	0.36%
Penn Virginia	0.29%
Energy Conversion Devices	0.27%
W-H Energy Services	0.27%
GrafTech International	0.26%
Alexion Pharmaceuticals	0.26%
EXCO Resources	0.25%
Compass Minerals International	0.24%
ITC Holdings	0.24%
Berry Petroleum Class A	0.23%

Total	2.67%

LVIP SSgA Small-Cap Index Fund–2

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–95.97%
	Aerospace & Defense–1.62%
†	AAR	5,078	$68,705
†	AeroVironment	1,746	47,456
†	Applied Energetics	5,526	8,786
	Applied Signal Technology	2,200	30,052
†	Argon ST	2,239	55,527
†	Ascent Solar Technologies	1,500	15,525
†	Ceradyne	4,057	139,155
	Cubic	2,160	48,125
	Curtiss-Wright	6,797	304,098
†	Ducommun	1,800	41,328
†	DynCorp International Class A	3,395	51,434
†	Esterline Technologies	4,257	209,700
†	GenCorp	7,750	55,490
	HEICO	3,470	112,914
†	Herley Industries	2,400	31,872
†	Hexcel	14,606	281,896
†	Innovative Solutions & Support	2,018	13,016
†	Ladish	1,932	39,780
†	Lmi Aerospace	1,600	28,112
†	Moog Class A	6,512	242,507
†	Orbital Sciences	8,639	203,535
†	Stanley	968	32,447
†	TASER International	8,937	44,596
†	Teledyne Technologies	5,406	263,759
†	Transdigm Group	5,155	173,156
	Triumph Group	2,356	110,968

			2,653,939

	Air Freight & Logistics–0.35%
†	Air Transport Services Group	7,843	7,843
†	Atlas Air Worldwide Holdings	1,857	91,847
†	Dynamex	1,374	36,837
	Forward Air	4,148	143,521
†	HUB Group Class A	5,370	183,278
	Pacer International	4,920	105,829
†	Park-Ohio Holdings	935	13,801

			582,956

	Airlines–0.36%
†	Airtran Holdings	18,209	37,146
†	Alaska Air Group	5,278	80,965
†	Allegiant Travel	2,269	42,181
†	ExpressJet Holdings	7,374	4,056
†	Hawaiian Holdings	6,700	46,565
†	JetBlue Airways	24,084	89,833
†	Pinnacle Airlines	2,032	6,421
†	Republic Airways Holdings	4,947	42,841
	SkyWest	8,473	107,183
†	UAL	19,600	102,312
†	US Airways Group	15,400	38,500

			598,003

	Auto Components–0.87%
	American Axle & Manufacturing Holdings	6,395	51,096
†	Amerigon	4,106	29,194
	ArvinMeritor	10,229	127,658
†	ATC Technology	2,945	68,560
	Cooper Tire & Rubber	8,836	69,274
†	Dana Holdings	15,600	83,460
†	Dorman Products	2,200	17,732
†	Drew Industries	2,295	36,605
†	Exide Technologies	11,539	193,394
†	Fuel Systems Solutions	2,000	77,000
†	Hayes Lemmerz International	15,257	43,330
†	Lear	9,836	139,474
	Modine Manufacturing	4,316	53,389
	Noble International	1,591	7,112
†	Quantum Fuel System Technology World	12,300	37,884
†	Raser Technologies	7,392	71,998
	Sauer	1,732	53,952
	Spartan Motors	4,060	30,328
	Standard Motor Products	1,836	14,982
†	Stoneridge	1,655	28,234
	Superior Industries International	3,114	52,564
†	Tenneco	6,273	84,874
†	Visteon	17,261	45,396
†	Wonder Auto Technology	2,800	19,684

			1,437,174

	Automobiles–0.04%
†	Fleetwood Enterprises	7,736	20,268
	Monaco Coach	3,778	11,485
	Winnebago Industries	3,964	40,394

			72,147

	Beverages–0.07%
†	Boston Beer Class A	1,344	54,673
	Coca-Cola Bottling Consolidated	791	29,251
†	Jones Soda	3,755	12,091
	MGP Ingredients	1,692	9,814
†	National Beverage	1,606	11,676

			117,505

	Biotechnology–3.62%
†	ACADIA Pharmaceuticals	4,318	15,933
†	Acorda Therapeutics	5,051	165,824
†	Affymax	1,870	29,752
†	Alexion Pharmaceuticals	5,800	420,501
†	Alkermes	14,747	182,273
†	Allos Therapeutics	6,167	42,614
†	Alnylam Pharmaceutic	4,853	129,721
†	Altus Pharmaceutical	2,323	10,337
†	Amicus Therapeutics	937	10,007
†	Applera — Celera Genomics	12,449	141,421
†	Arena Pharmaceuticals	10,277	53,338
†	Ariad Pharmaceuticals	10,280	24,672
†	ArQule	5,537	17,995

LVIP SSgA Small-Cap Index Fund–3

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Biotechnology (continued)
†	Array Biopharma	5,895	$27,707
†	Avant Immunotherapeutics	2,600	37,856
†	Avi Biopharma	4,100	4,592
†	Bionovo	5,252	6,407
†	Cell Genesys	12,377	32,180
†	Cepheid	8,769	246,584
†	Cougar Biotechnology	2,400	57,192
†	Cubist Pharmaceuticals	7,876	140,665
†	CV Therapeutics	7,649	62,951
†	Cytokinetics	3,454	12,814
†	Cytori Therapeutics	3,800	24,624
†	CytRx	10,124	6,581
†	deCode genetics	5,000	4,600
†	Dendreon	13,587	60,462
†	Dyax	9,700	30,070
†	Emergent Biosolutions	2,498	24,805
†	Enzon Pharmaceuticals	7,098	50,538
†	Genitope	2,500	111
†	Genomic Health	1,998	38,262
†	GenVec	7,726	11,125
†	Geron	11,835	40,831
†	GTx	2,508	35,990
†	Halozyme Therapeutics	8,113	43,648
†	Human Genome Sciences	18,207	94,858
†	Idenix Pharmaceuticals	3,172	23,060
†	Idera Pharmaceuticals	3,400	49,674
†	Immunogen	8,100	24,786
†	Immunomedics	5,995	12,769
†	Incyte	11,985	91,206
†	Indevus Pharmaceuticals	8,750	13,738
†	InterMune	4,274	56,075
†	Isis Pharmaceuticals	13,146	179,180
†	Keryx Biopharmaceuticals	6,294	3,084
†	Lexicon Genetics	14,600	23,360
†	Ligand Pharmaceuticals Class B	11,372	29,567
†	MannKind	7,611	22,833
†	Martek Biosciences	4,709	158,740
†	Maxygen	3,075	10,424
†	Medarex	17,464	115,437
†	Metabolix	2,108	20,658
†	Molecular Insight Pharmaceuticals	3,260	17,963
†	Momenta Pharmaceuticals	3,011	37,035
†	Myriad Genetics	6,838	311,266
†	Nabi Biopharmaceuticals	8,643	34,053
†	Nanosphere	1,320	10,375
†	Neurocrine Biosciences	5,428	22,743
†	Neurogen	3,690	3,801
†	Novavax	6,200	15,438
†	NPS Pharmaceuticals	8,200	36,490
†	Omrix Biopharmaceuticals	1,718	27,041
†	Onyx Pharmaceuticals	8,493	302,351
†	Orexigen Therapeutics	3,584	28,278
†	OSI Pharmaceuticals	8,710	359,898
†	Osiris Therapeutics	2,360	30,326
†	PDL BioPharma	18,300	194,346
†	Peregrine Pharmaceuticals	17,000	7,142
†	Pharmasset	2,600	49,088
†	Poniard Pharmaceuticals	2,712	11,499
†	Progenics Pharmaceuticals	3,668	58,211
†	Protalix BioTherapeutics	125	339
†	Regeneron Pharmaceuticals	8,674	125,253
†	Repligen	5,700	26,904
†	Rigel Pharmaceuticals	5,227	118,444
†	Sangamo Biosciences	6,000	59,700
†	Savient Pharmaceuticals	8,298	209,939
†	Seattle Genetics	8,279	70,040
†	Senomyx	4,330	21,347
†	Syntha Pharmaceuticals	506	3,087
†	Targacept	3,400	24,718
†	Telik	9,097	11,007
†	Tercica	3,143	27,753
†	Theravance	8,100	96,147
†	Trubion Pharmaceuticals	919	4,099
†	United Therapeutics	3,260	318,665
†	Vanda Pharmaceutical	3,348	11,015
†	XOMA	18,614	31,458
†	Zymogenetics	5,143	43,304

			5,934,995

	Building Products–0.50%
	AAON	2,136	41,139
	American Woodmark	1,628	34,400
	Ameron International	1,319	158,253
	Apogee Enterprises	4,011	64,818
†	Builders Firstsource	2,248	11,937
†	China Architectural Engine	3,400	33,218
†	Griffon	4,076	35,706
	Insteel Industries	2,224	40,721
†	NCI Building Systems	2,955	108,537
†	PGT	1,002	3,447
	Quanex Building Products	5,006	74,389
	Simpson Manufacturing	5,275	125,229
†	Trex	2,035	23,871
	Universal Forest Products	2,228	66,751

			822,416

	Capital Markets–1.54%
	Apollo Investment	21,634	310,015
	Ares Capital	15,046	151,664
†	BGC Partners Class A	1,523	11,499
	BlackRock Kelso Capital	1,629	15,410
	Calamos Asset Management Class A	3,410	58,072
	Capital Southwest	441	45,965
	Cohen & Steers	2,500	64,925
†	Cowen Group	1,843	14,228
†	Diamond Hill Investments Group	400	33,400
	Epoch Holding	979	8,919

LVIP SSgA Small-Cap Index Fund–4

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Capital Markets (continued)
	Evercore Partners Class A	1,023	$9,719
†	FBR Capital Markets	4,458	22,424
	GAMCO Investors	895	44,410
	GFI Group	8,692	78,315
	Gladstone Capital	2,630	40,081
†	Gladstone Investment	4,000	25,720
	Greenhill & Co.	2,590	139,497
†	Harris & Harris Group	4,300	25,800
	Hercules Technology Growth Capital	5,122	45,739
†	International Assets Holding	800	24,048
	Kayne Anderson Energy Development	1,166	26,760
†	KBW	4,247	87,403
†	Knight Capital Group Class A	13,533	243,323
	Kohlberg Capital	2,695	26,950
†	LaBranche	8,702	61,610
†	Ladenburg Thalmann Financial Services	17,914	27,050
†	MarketAxess Holdings	4,240	32,054
	MCG Capital	10,401	41,396
	MVC Capital	3,703	50,694
	NGP Capital Resources	3,178	48,973
	optionsXpress Holdings	6,065	135,492
	Patriot Capital Funding	3,358	20,988
	PennantPark Investment	2,331	16,807
†	Penson Worldwide	1,634	19,526
†	Piper Jaffray	2,852	83,649
	Prospect Energy	3,435	45,273
	Pzena Investment Management Class A	1,084	13,832
†	Riskmetrics Group	2,893	56,819
	Sanders Morris Harris Group	3,159	21,418
†	Stifel Financial	3,382	116,307
	SWS Group	3,036	50,428
†	Thomas Weisel Partners Group	2,511	13,735
	TICC Capital Corp	2,883	15,741
†	TradeStation Group	4,124	41,859
	US Global Investors	1,378	23,082
	W. P. Stewart	2,265	3,443
†	Westwood Holdings Group	900	35,820

			2,530,282

	Chemicals–2.15%
	A. Schulman	3,788	87,238
	American Vanguard	2,764	33,997
	Arch Chemicals	3,495	115,859
	Balchem	2,573	59,513
†	Calgon Carbon	5,965	92,219
	Ferro	5,958	111,772
†	Flotek Industries	3,450	71,139
	Fuller (H.B.)	8,020	179,969
†	GenTek	1,231	33,102
†	Grace (W.R.)	10,985	258,038
	Hercules	16,926	286,556
†	ICO	4,900	29,498
	Innophos Holdings	1,722	55,018
	Innospec	3,108	58,493
	Koppers Holdings	3,277	137,208
	Kronos Worldwide	510	7,849
†	Landec	2,533	16,389
†	LSB Industries	2,265	44,847
	Minerals Technologies	2,780	176,780
	NewMarket	2,108	139,613
	NL Industries	891	8,491
	Olin	10,780	282,220
†	OM Group	4,708	154,375
	Penford	2,000	29,760
†	PolyOne	13,120	91,446
	Quaker Chemical	1,700	45,322
†	Rockwood Holdings	6,373	221,780
	Sensient Technologies	7,406	208,553
†	ShengdaTech	4,134	41,051
†	Solutia	9,400	120,508
	Spartech	4,423	41,709
	Stepan	959	43,750
†	Symyx Technologies	4,158	29,023
	Tronox Class B	5,605	16,927
	Westlake Chemical	3,200	47,552
	Zep	2,792	41,545
†	Zoltek	4,346	105,391

			3,524,500

	Commercial Banks–4.84%
	1st Source	2,154	34,679
	Amcore Financial	3,140	17,772
	Americanwest Bancorp	2,048	4,649
	Ameris Bancorp	1,631	14,190
†	Ames National	1,200	20,076
	Arrow Financial	1,600	29,008
	Bancfirst	1,194	51,103
	Banco Latinoamericano de Exportacions	4,322	69,973
†	Bancorp	1,427	10,874
†	BancRrust Financial Group	3,200	21,088
	Bank of The Ozarks	1,681	24,980
	BankFinancial	3,348	43,557
	Banner	2,206	19,545
	Boston Private Financial Holdings	4,815	27,301
	Bryn Mawr Bank	1,300	22,750
	Camden National	1,300	30,264
	Capital City Bank Group	1,895	41,235
	Capital Corp. of the West	1,275	4,845
	Capitol Bancorp	2,197	19,707
	Cardinal Financial	4,300	26,918
	Cascade Bancorp	3,150	24,255
	Cathay Bancorp	6,737	73,231
	Center Financial	1,748	14,806
	Centerstate Banks of Florida	1,800	19,854
	Central Pacific Financial	4,028	42,938
	Chemical Financial	3,386	69,074
	Citizens & Northern	1,600	26,496
	Citizens Republic Bancorp	10,008	28,223

LVIP SSgA Small-Cap Index Fund–5

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Commercial Banks (continued)
	City Holding	2,193	$89,409
	CoBiz Financial	2,309	15,193
	Colonial BancGroup	31,400	138,788
	Columbia Banking System	2,509	48,499
†	Community Bancorp	1,716	8,597
	Community Bank System	4,160	85,779
	Community Trust Bancorp	2,113	55,487
	CVB Financial	9,721	91,766
	East West Bancorp	10,100	71,306
	Enterprise Financial Services	1,606	30,273
	Farmers Capital Bank	1,200	21,144
	Fifth Third Bancorp	156	1,588
	Financial Institutions	1,900	30,514
†	First Bancorp (Maine)	1,600	21,840
	First Bancorp (North Carolina)	1,879	23,751
	First Bancorp (Puerto Rico)	12,900	81,786
	First Busey	3,641	48,134
	First Commonwealth Financial	9,981	93,123
	First Community Bancshares	1,501	42,328
	First Financial	1,911	58,496
	First Financial Bancorp	6,073	55,872
	First Financial Bankshares	3,167	145,080
	First Merchants	2,604	47,263
	First Midwest Bancorp	6,872	128,163
†	First Regional Bancorp	845	4,740
	First South Bancorp	1,040	13,395
	First State Bancorp	2,828	15,554
	FirstMerit	12,363	201,640
	FNB	12,001	141,372
	Frontier Financial	5,958	50,762
	Glacier Bancorp	8,333	133,245
	Great Southern Bancorp	1,212	9,841
	Greene County Bancshares	1,701	23,848
†	Guaranty Bancorp	6,721	24,196
	Hancock Holding	3,969	155,942
	Hanmi Financial	5,454	28,415
	Harleysville National	4,403	49,137
	Heartland Financial USA	1,638	29,795
	Heritage Commerce	1,992	19,721
	Home Bancshares	1,579	35,496
	Horizon Financial	1,670	10,421
	IBERIABANK	1,691	75,199
	Independent Bank (Massachusetts)	2,432	57,979
	Independent Bank (Michigan)	3,333	13,332
	Integra Bank	3,086	24,163
	International Bancshares	7,116	152,069
†	Investors Bancorp	7,242	94,581
	Irwin Financial	2,675	7,196
	Lakeland Bancorp	3,065	37,332
	Lakeland Financial	1,810	34,535
	Macatawa Bank	2,087	16,696
	MainSource Financial Group	2,334	36,177
	MB Financial	4,821	108,328
	Midwest Banc Holdings	2,509	12,219
	Nara Bancorp	3,525	37,823
	National Penn Bancshares	12,306	163,423
	NBT Bancorp	4,443	91,570
†	Northfield Bancorp	2,659	28,584
	Old National Bancorp	9,775	139,392
	Old Second Bancorp	2,057	23,902
	Oriental Financial Group	3,925	55,971
	Pacific Capital Bancorp	7,011	96,612
†	Pacific Continental	2,000	21,980
	PacWest Bancorp	3,387	50,399
	Park National	1,739	93,732
	Peapack Gladstone Financial	1,400	30,758
†	Pennsylvania Commerce Banc	1,000	24,050
	Peoples Bancorp	1,540	29,229
†	Pinnacle Financial Partners	3,162	63,525
	Preferred Bank	1,177	6,097
†	Premierwest Bancorp	3,600	21,024
	PrivateBancorp	2,530	76,861
	Prosperity Bancshares	6,077	162,437
	Provident Bankshares	4,297	27,415
	Renasant	3,011	44,352
	Republic Bancorp	1,529	37,613
	Royal Bancshares of Pennsylvania	343	3,228
	S.Y. Bancorp	1,779	37,999
	S&T Bancorp	4,118	119,669
	Sandy Spring Bancorp	1,970	32,663
	Santander Bancorp	517	5,485
	SCBT Financial	1,346	38,442
	Seacoast Banking Corp. of Florida	2,075	16,102
	Security Bank	2,222	13,021
†	Shore Bancshares	1,500	28,080
	Sierra Bancorp	911	15,032
†	Signature Bank	4,653	119,861
	Simmons First National	2,040	57,059
†	Smithtown Bancorp	1,800	29,250
	South Financial Group	10,001	39,204
	Southside Bancshares	1,848	34,077
	Southwest Bancorp	1,860	21,390
	State Bancorp	2,500	31,250
	Stellarone	3,700	54,020
	Sterling Bancorp	2,889	34,524
	Sterling Bancshares	9,996	90,864
	Sterling Financial	6,684	27,672
	Suffolk Bancorp	1,468	43,130
†	Sun Bancorp	2,031	20,615
†	Superior Bancorp	1,518	12,888
	Susquehanna Bancshares	12,299	168,372
†	SVB Financial Group	4,729	227,511
	Taylor Capital Group	768	5,752
†	Texas Capital Bancshares	3,194	51,104
	Tompkins Financial	893	33,220
†	Towne Bank	3,400	51,204

LVIP SSgA Small-Cap Index Fund–6

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Commercial Banks (continued)
	Trico Bancshares	1,602	$17,542
	Trustmark	7,075	124,874
	UCBH Holdings	13,074	29,417
	UMB Financial	4,436	227,433
	Umpqua Holdings	8,919	108,187
	Union Bankshares	2,098	31,239
	United Bankshares	5,323	122,163
	United Community Banks	5,688	48,519
	United Security Bancshares	954	13,871
	Univest Corp. of Pennsylvania	1,615	32,074
†	Virginia Commerce Bancorp	2,524	13,100
	Washington Trust Bancorp	1,375	27,088
	WesBanco	3,524	60,437
	West Bancorp	3,100	26,970
	West Coast Bancorp	1,856	16,092
	Westamerica Bancorp	4,245	223,244
†	Western Alliance Bancorp	1,927	14,954
	Wilshire Bancorp	2,529	21,674
	Wintrust Financial	3,265	77,870
†	Yadkin Valley Financial	2,100	25,095

			7,936,176

	Commercial Services & Supplies–4.26%
	ABM Industries	6,757	150,343
†	Acacia Research-Acacia Technologies	4,187	18,758
†	ACCO Brands	7,333	82,350
	Administaff	3,214	89,638
†	Advisory Board	2,591	101,904
	American Ecology	2,534	74,829
†	American Reprographics	5,751	95,754
†	AMREP	286	13,611
	Angelica	1,400	29,778
†	Arrowhead Research	3,948	9,831
	Barrett Business Services	1,326	15,687
	Bowne & Co.	3,685	46,984
	Brady	7,189	248,235
†	Casella Waste Systems	3,091	37,679
†	CBIZ	7,248	57,622
	CDI	1,949	49,583
†	Cenveo	7,506	73,334
†	China Security & Surveillance Technology	4,400	59,312
†	Clean Harbors	3,039	215,950
†	Comsys IT Partners	2,347	21,405
†	Consolidated Graphics	1,438	70,850
†	Cornell Companies	1,538	37,081
†	CoStar Group	3,017	134,106
†	CRA International	1,578	57,045
	Deluxe	7,201	128,322
	Diamond Management & Technology Consultants	3,673	19,136
†	Duff & Phelps Class A	1,244	20,601
	EnergySolutions	4,558	101,871
†	EnerNOC	1,687	30,282
	Ennis	3,307	51,755
†	Exponent	2,123	66,683
†	First Advantage	1,346	21,334
†	Fuel-Tech	2,182	38,447
	G&K Services	2,954	89,979
†	Geo Group	7,879	177,278
†	GeoEye	2,438	43,177
†	Global Cash Access Holdings	5,197	35,651
	Healthcare Services Group	6,817	103,687
	Heidrick & Struggles International	2,406	66,502
	Herman Miller	8,203	204,173
†	Hill International	3,800	62,472
	HNI	6,900	121,854
†	Hudson Highland Group	3,347	35,043
†	Huron Consulting Group	2,786	126,317
†	ICF International	1,300	21,606
†	ICT Group	1,410	11,562
	IKON Office Solutions	11,197	126,302
†	InnerWorkings	5,125	61,295
	Kelly Services	4,183	80,857
†	Kenexa	3,069	57,820
†	Kforce	4,260	36,167
	Knoll	6,822	82,887
†	Korn/Ferry International	7,274	114,420
†	Layne Christensen	3,000	131,370
†	LECG	3,806	33,264
†	M&F Worldwide	1,992	78,306
	McGrath RentCorp	3,464	85,180
†	Metalico	3,900	68,328
	Mine Safety Appliances	4,798	191,872
†	Mobile Mini	5,340	106,800
	Multi-Color	949	19,920
†	Navigant Consulting	7,038	137,663
†	Odyssey Marine Exploration	4,793	18,980
†	On Assignment	4,626	37,101
†	PeopleSupport	3,494	29,699
†	PHH	7,644	117,335
†	PRG-Schultz International	2,800	26,348
†	Protection One	612	5,141
†	Resources Connection	6,355	129,324
	Rollins	5,827	86,356
	Schawk	2,085	24,999
†	School Specialty	2,827	84,047
†	Spherion	7,286	33,661
†	Standard Parking	1,146	20,857
	Standard Register	1,921	18,115
†	SYKES Enterprises	4,667	88,020
†	Taleo	3,615	70,818
	Team	2,876	98,704
†	TeleTech Holdings	5,854	116,846
†	TETRA Technologies	9,061	204,959
†	TrueBlue	6,232	82,325
†	United Stationers	3,639	134,461
	Viad	3,245	83,689

LVIP SSgA Small-Cap Index Fund–7

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Commercial Services & Supplies (continued)
†	Volt Information Sciences	1,871	$22,284
†	VSE	800	22,000
†	Waste Connections	9,664	308,571
†	Waste Services	2,857	20,113
	Watson Wyatt Worldwide Class A	6,174	326,542

			6,993,147

	Communications Equipment–2.48%
†	3Com	56,262	119,275
†	Acme Packet	2,738	21,247
	Adtran	8,601	205,048
†	Airvana	1,788	9,584
†	Anaren Microwave	2,532	26,763
†	Arris Group	17,682	149,413
†	Aruba Networks	8,643	45,203
†	Avanex	23,169	26,181
†	Avocent	6,599	122,741
	Bel Fuse	1,845	45,590
†	BigBand Networks	5,873	27,779
	Black Box	2,480	67,431
†	Blue Coat Systems	4,561	64,356
†	Bookham	17,600	29,744
†	Cogo Group	4,384	39,938
†	Comtech Telecommunications	3,719	182,231
†	DG FastChannel	2,158	37,226
†	Digi International	3,237	25,410
†	Ditech Networks	4,825	10,374
†	Dycom Industries	5,545	80,513
†	EMS Technologies	2,097	45,798
†	Extreme Networks	15,450	43,878
†	Finisar	40,297	47,953
†	Foundry Networks	22,275	263,292
†	Globecomm Systems	3,500	28,910
†	Harmonic	14,601	138,856
†	Harris Stratex Networks Class A	3,360	31,886
†	Hughes Communications	934	45,850
†	Infinera	14,435	127,317
†	InterDigital	6,930	168,538
†	Ixia	6,382	44,355
†	Loral Space & Communications	1,337	23,558
†	MasTec	6,756	72,019
†	MRV Communications	19,112	22,743
†	NETGEAR	5,017	69,536
†	Network Equipment Technologies	3,075	10,916
†	Neutral Tandem	2,770	48,475
†	Nextwave Wireless	4,600	18,584
†	Oplink Communications	2,772	26,611
†	OpNext	2,753	14,811
†	Optium	1,422	10,352
†	Orbcomm	2,750	15,675
†	Parkervision	3,900	38,727
†	PC-Tel	3,600	34,524
	Plantronics	7,516	167,757
†	Polycom	12,907	314,416
†	Powerwave Technologies	19,176	81,498
†	Riverbed Technology	8,700	119,364
†	SeaChange International	5,435	38,915
†	ShoreTel	7,511	33,199
†	Sonus Networks	31,751	108,588
†	Starent Networks	4,815	60,573
†	Sycamore Networks	25,493	82,087
†	Symmetricom	6,560	25,190
†	Tekelec	10,054	147,894
†	UTStarcom	15,802	86,437
†	Viasat	3,552	71,786

			4,066,915

	Computers & Peripherals–1.01%
†	3Par	4,620	36,221
†	Adaptec	14,655	46,896
†	Avid Technology	5,383	91,457
†	Compellent Technologies	1,338	15,173
†	Cray	3,786	17,567
†	Data Domain	5,167	120,546
†	Electronics for Imaging	7,456	108,858
†	Emulex	12,722	148,211
†	Hutchinson Technology	3,558	47,820
†	Hypercom	8,403	36,973
†	IGO	2,500	3,150
	Imation	4,914	112,629
†	Immersion	3,597	24,496
†	Intermec	9,483	199,901
†	Isilon Systems	4,712	20,921
†	Netezza	6,358	72,990
†	Novatel Wireless	4,452	49,551
†	Palm	16,879	90,978
†	Presstek	4,900	24,304
†	Quantum	27,233	36,765
†	Rackable Systems	4,625	61,975
†	Rimage	1,178	14,595
†	Silicon Graphics	759	4,334
†	STEC	4,774	49,029
†	Stratasys	2,946	54,383
†	Super Micro Computer	3,938	29,062
†	Synaptics	3,495	131,866

			1,650,651

	Construction & Engineering–0.64%
	Comfort Systems USA	5,854	78,678
†	EMCOR Group	10,385	296,284
†	ENGlobal	4,451	63,382
†	Furmanite	6,100	48,678
	Granite Construction	4,690	147,876
†	Great Lakes Dredge & Dock	6,771	41,371
†	Insituform Technologies Class A	3,666	55,833
†	Integrated Electrical Services	1,620	27,864
†	Michael Baker	842	18,423
†	Orion Marine Group	3,600	50,868

LVIP SSgA Small-Cap Index Fund–8

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Construction & Engineering (continued)
†	Perini	4,208	$139,074
†	Pike Electric	2,582	42,887
†	Sterling Construction	2,000	39,720

			1,050,938

	Construction Materials–0.19%
†	Headwaters	6,751	79,459
	Texas Industries	3,571	200,440
†	US Concrete	5,246	24,971

			304,870

	Consumer Finance–0.36%
	Advance America Cash Advance Centers	8,155	41,427
	ADVANTA Class B	5,060	31,827
	Asta Funding	1,706	15,456
†	Cardtronics	1,632	14,476
	Cash America International	4,052	125,612
†	CompuCredit	2,815	16,890
†	Credit Acceptance	916	23,413
†	Dollar Financial	3,945	59,609
†	Ezcorp Class A	5,028	64,107
†	First Cash Financial Services	3,550	53,215
	First Marblehead	11,800	30,326
	Nelnet Class A	2,198	24,684
	QC Holdings	623	4,853
†	World Acceptance	2,337	78,687

			584,582

	Containers & Packaging–0.30%
†	AEP Industries	852	14,799
†	Boise	5,976	23,008
	Chesapeake	3,108	7,304
†	Graphic Packaging Holding	17,302	34,950
	Myers Industries	3,772	30,742
	Rock-Tenn Class A	5,862	175,801
	Silgan Holdings	3,920	198,901

			485,505

	Distributors–0.04%
†	Audiovox Class A	2,385	23,421
	Building Material Holding	4,053	7,174
†	Core Mark Holding	1,062	27,824
†	Source Interlink	5,467	12,082

			70,501

	Diversified Consumer Services–0.95%
†	American Public Education	1,802	70,350
†	Capella Education	2,259	134,749
†	Coinstar	4,114	134,569
†	Corinthian Colleges	12,447	144,510
	CPI	538	10,077
	Jackson Hewitt Tax Service	4,222	51,593
†	K12	842	18,044
†	Learning Tree International	1,600	27,360
†	Lincoln Educational Services	278	3,233
	Matthews International Class A	4,763	215,573
	Prepaid Legal Services	1,184	48,094
†	Princeton Review	2,700	18,252
	Regis	6,299	165,979
	Sotheby’s	10,337	272,587
†	Steiner Leisure	2,159	61,208
	Stewart Enterprises Class A	13,031	93,823
†	Thinkorswim Group	7,043	49,653
†	Universal Technical Institute	2,933	36,545

			1,556,199

	Diversified Financial Services–0.44%
	Ampal-American Israel Class A	1,966	8,867
†	Asset Acceptance Capital	2,017	24,648
	Compass Diversified Trust	3,580	40,919
†	Encore Capital Group	1,875	16,556
†	FCStone Group	3,573	99,794
	Financial Federal	3,720	81,691
†	Interactive Brokers Group	6,230	200,169
	Medallion Financial	2,700	25,434
†	NewStar Financial	1,864	11,016
†	Pico Holdings	2,175	94,504
†	Portfolio Recovery Associates	2,123	79,613
†	Primus Guaranty	5,661	16,474
	Resource America Class A	2,041	19,022

			718,707

	Diversified Telecommunications Services–0.95%
	Alaska Communications Systems Group	5,666	67,652
	Atlantic Tele-Network	1,369	37,661
†	Cbeyond	2,838	45,465
†	Cincinnati Bell	36,995	147,240
†	Cogent Communications Group	6,965	93,331
	Consolidated Communications Holdings	3,344	49,792
	Fairpoint Communications	13,015	93,838
†	General Communication Class A	6,962	47,829
†	Global Crossing	4,919	88,247
†	Globalstar	2,735	7,740
†	Hungarian Tele & Cable	800	14,592
	IDT	5,807	9,872
	Iowa Telecommunications Services	4,640	81,710
	NTELOS Holdings	4,632	117,514
†	PAETEC Holding	19,232	122,123
†	Premiere Global Services	8,719	127,123
	Shenandoah Telecommunications	3,295	42,901
	SureWest Communications	2,220	18,715
†	TW Telecom	20,760	332,783
†	Vonage Holdings	5,562	9,233

			1,555,361

	Electric Utilities–1.40%
	ALLETE	3,655	153,510
	Central Vermont Public Service	1,928	37,345
	Cleco	8,672	202,318
†	El Paso Electric	6,532	129,334
	Empire District Electric	4,707	87,268

LVIP SSgA Small-Cap Index Fund–9

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Electric Utilities (continued)
	Idacorp	6,982	$201,710
	ITC Holdings	7,553	386,034
	MGE Energy	3,449	112,506
	Otter Tail	4,658	180,870
	Portland General Electric	9,596	216,102
	UIL Holdings	3,515	103,376
	Unisource Energy	4,811	149,189
	Westar Energy	15,944	342,955

			2,302,517

	Electrical Equipment–2.49%
	Acuity Brands	6,184	297,327
†	Advanced Battery Technology	7,300	42,121
†	Akeena Solar	4,000	22,480
†	American Superconductor	6,371	228,400
†	AZZ	1,610	64,239
	Baldor Electric	7,063	247,064
†	Beacon Power	15,900	33,072
	Belden	6,363	215,578
†	Capstone Turbine	23,000	96,370
†	China BAK Battery	3,800	17,898
†	Coleman Cable	867	8,947
	Encore Wire	3,050	64,630
†	Ener1	6,000	44,520
†	Energy Conversion Devices	6,100	449,204
†	EnerSys	4,312	147,600
†	Evergreen Solar	16,303	157,976
	Franklin Electric	3,549	137,630
†	FuelCell Energy	9,667	68,636
†	Fushi Copperweld	2,400	56,952
†	GrafTech International	15,683	420,775
†	Harbin Electric	1,300	18,473
†	II-VI	3,569	124,629
†	Labarge	2,200	28,600
	LSI Industries	2,647	21,494
†	Medis Technologies	3,096	10,434
†	Microvision	10,000	27,500
†	Orion Energy Systems	1,198	11,980
†	Plug Power	13,800	32,430
†	Polypore International Inc	2,293	58,082
†	Powell Industries	1,184	59,685
†	Power-One	8,310	15,706
†	PowerSecure International	3,200	23,232
	Preformed Line Products	279	11,246
	Regal Beloit	4,621	195,237
	Smith (A.O.)	2,823	92,679
†	Superior Essex	3,115	139,022
†	Ultralife	2,300	24,587
†	Valence Technology	9,000	39,870
	Vicor	2,221	22,166
	Woodward Governor	8,652	308,530

			4,087,001

	Electronic Equipment & Instruments–2.10%
	Agilysys	3,976	45,088
†	Anixter International	4,350	258,782
†	Benchmark Electronics	10,312	168,498
†	Brightpoint	6,436	46,983
†	Checkpoint Systems	5,382	112,376
†	Cogent	5,871	66,753
	Cognex	6,517	150,217
†	Coherent	3,700	110,593
†	Comverge	3,665	51,237
†	CPI International	537	6,605
	CTS	5,272	52,984
	Daktronics	4,314	87,013
†	DTS	2,862	89,638
†	Echelon	3,874	42,227
	Electro Rent	3,582	44,918
†	Electro Scientific Industries	4,020	56,963
†	Elixir Gaming Technologies	13,300	15,960
†	Excel Technology	2,050	45,756
†	Faro Technologies	2,298	57,841
†	Gerber Scientific	2,801	31,875
†	ICX Technologies	2,700	19,710
†	ID Systems	1,300	8,372
†	Insight Enterprises	6,383	74,873
†	IPG Photonics	3,135	58,969
†	KEMET	10,453	33,868
†	L-1 Identity Solutions	9,078	120,919
†	Littelfuse	2,970	93,704
†	Maxwell Technologies	3,100	32,922
†	Measurement Specialties	1,908	33,562
†	Mercury Computer Systems	3,068	23,102
	Methode Electronics	4,898	51,184
	MTS Systems	2,388	85,681
†	Multi-Fineline Electronix	1,060	29,330
†	Newport	4,755	54,159
†	OSI Systems	1,918	41,084
†	Oyo Geospace	572	33,714
	Park Electrochemical	2,687	65,321
†	PC Connection	872	8,118
†	Photon Dynamics	3,100	46,748
†	Plexus	6,293	174,190
†	RadiSys	3,342	30,279
†	Rofin-Sinar Technologies	4,402	132,940
†	Rogers	2,579	96,945
†	Sanmina-SCI	82,900	106,112
†	Scansource	4,120	110,251
†	Smart Modular Technologies	6,333	24,255
†	Synnex	2,363	59,288
	Technitrol	6,193	105,219
†	TTM Technologies	5,645	74,570
†	Universal Display	3,842	47,333
†	X-Rite	4,150	10,624
†	Zygo	2,467	24,251

			3,453,904

LVIP SSgA Small-Cap Index Fund–10

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Energy Equipment & Services–2.73%
†	Allis-Chalmers Energy	3,643	$64,845
†	Basic Energy Services	6,305	198,608
†	Bolt Technology	1,500	33,855
†	Bristow Group	2,881	142,581
†	Bronco Drilling	3,615	66,444
†	Cal Dive International	6,975	99,673
	CARBO Ceramics	3,023	176,392
†	Complete Production Services	7,373	268,525
†	Dawson Geophysical	1,111	66,060
†	Dril-Quip	4,767	300,320
†	Geokinetics	797	14,434
†	Grey Wolf	25,657	231,683
	Gulf Island Fabrication	1,895	92,722
†	Gulfmark Offshore	3,318	193,041
†	Hornbeck Offshore Services	3,274	185,014
†	ION Geophysical	13,030	227,374
	Lufkin Industries	2,142	178,386
†	Matrix Service	3,679	84,838
†	Mitcham Industries	1,800	30,744
†	Natco Group	2,878	156,937
†	Natural Gas Services Group	2,000	60,960
†	Newpark Resources	13,181	103,603
†	Parker Drilling	16,127	161,431
†	PHI	1,958	78,653
†	Pioneer Drilling	7,004	131,745
	RPC	4,479	75,247
†	Sulphco	6,465	14,676
†	Superior Well Services	2,267	71,887
†	T-3 Energy Services	1,984	157,668
†	Trico Marine Service	1,662	60,530
†	Union Drilling	1,777	38,525
†	W-H Energy Services	4,675	447,584
†	Willbros Group	5,894	258,216

			4,473,201

	Food & Staples Retailing–0.88%
	Andersons	2,860	116,431
	Arden Group	200	25,348
	Casey’s General Stores	7,791	180,517
†	Great Atlantic & Pacific Tea	5,503	125,578
	Ingles Markets Class A	1,836	42,834
	Longs Drug Stores	4,547	191,474
	Nash Finch	1,820	62,371
†	Pantry	2,978	31,745
	Pricesmart	1,963	38,828
	Ruddick	6,417	220,168
	Spartan Stores	2,888	66,424
†	Susser Holdings	1,600	15,488
†	United Natural Foods	6,163	120,055
	Village Super Market Class A	357	13,773
	Weis Markets	1,778	57,732
†	Winn Dixie Stores	8,435	135,129

			1,443,895

	Food Products–1.55%
†	AgFeed Industries	3,300	49,401
	Alico	409	14,176
†	American Dairy	731	5,731
	B&G Foods Class A	3,500	32,690
†	Calavo Growers	1,900	23,275
	Cal-Maine Foods	1,883	62,120
	Chiquita Brands International	5,932	89,988
†	Darling International	12,541	207,177
	Diamond Foods	2,600	59,904
	Farmer Brothers	1,100	23,265
	Flowers Foods	11,812	334,752
†	Fresh Del Monte Produce	6,485	152,851
†	Green Mountain Coffee Roasters	2,586	97,156
†	Griffin Land & Nurseries	600	18,420
†	Hain Celestial Group	6,287	147,619
†	HQ Sustainable Maritime Industries	1,400	18,550
	Imperial Sugar	1,712	26,587
	J&J Snack Foods	1,980	54,272
	Lancaster Colony	2,971	89,962
	Lance	4,506	84,578
†	Maui Land & Pineapple	653	19,231
†	Omega Protein	3,100	46,345
†	Peet’s Coffee & Tea	1,875	37,163
	Pilgrim’s Pride	6,275	81,512
†	Ralcorp Holdings	3,658	180,852
	Reddy Ice Holdings	3,060	41,861
	Sanderson Farms	3,192	110,188
	Seaboard	46	71,346
†	Smart Balance	10,000	72,100
†	Synutra International	1,675	54,136
	Tootsie Roll Industries	3,734	93,835
†	Treehouse Foods	4,295	104,197
†	Zhongpin	3,200	40,000

			2,545,240

	Gas Utilities–1.09%
†	Chesapeake Utilities	1,200	30,864
	EnergySouth	1,022	50,139
	Laclede Group	3,399	137,218
	New Jersey Resources	6,406	209,156
	NICOR	6,606	281,350
	Northwest Natural Gas	3,739	172,966
	Piedmont Natural Gas	10,870	284,359
	South Jersey Industries	4,198	156,837
	Southwest Gas	6,687	198,805
	WGL Holdings	7,553	262,391

			1,784,085

	Health Care Equipment & Supplies–3.31%
†	Abaxis	3,076	74,224
†	Abiomed	4,176	74,124
†	Accuray	5,954	43,405
†	Align Technology	9,696	101,711
†	Alphatec Holdings	4,900	19,992

LVIP SSgA Small-Cap Index Fund–11

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Health Care Equipment & Supplies (continued)
†	American Medical System Holdings	11,209	$167,575
	Analogic	1,851	116,743
†	Angiodynamics	3,282	44,701
†	Arthrocare	3,817	155,772
†	Aspect Medical Systems	2,707	17,027
†	Atrion	300	28,746
†	Cantel Medical	1,343	13,591
†	Cardiac Science	3,500	28,700
†	Clinical Data	1,900	27,113
†	Conceptus	4,119	76,160
†	Conmed	4,470	118,679
†	Cutera	1,580	14,267
†	Cyberonics	3,286	71,306
†	Cynosure Class A	886	17,561
	Datascope	1,838	86,386
†	DexCom	2,200	13,288
†	ev3	11,068	104,925
†	Exactech	1,300	33,423
†	Greatbatch	2,984	51,623
†	Haemonetics	3,903	216,460
†	Hansen Medical	2,877	48,103
†	ICU Medical	1,768	40,452
†	I-Flow	3,156	32,033
†	Immucor	10,078	260,818
†	Insulet	3,096	48,700
†	Integra LifeSciences Holdings	2,444	108,709
	Invacare	5,042	103,058
†	IRIS International	3,100	48,515
†	Kensey Nash	1,656	53,075
†	Masimo	7,076	243,061
†	Medical Action Industries	2,240	23,229
	Mentor	4,933	137,236
	Meridian Bioscience	5,902	158,882
†	Merit Medical Systems	3,911	57,492
†	Micrus Endovascular	2,749	38,541
†	Minrad International	5,492	11,149
†	Natus Medical	4,354	91,173
†	Neogen	2,400	54,936
†	Neurometrix	1,500	2,100
†	Northstar Neuroscience	2,276	3,619
†	NuVasive	5,478	244,647
†	NxStage Medical	2,201	8,452
†	OraSure Technologies	5,984	22,380
†	Orthofix International	2,310	66,875
†	Orthovita	12,300	25,215
†	Palomar Medical Technologies	2,438	24,331
†	Quidel	3,958	65,386
†	RTI Biologics	6,588	57,645
†	Sirona Dental System	2,417	62,649
†	Somanetics	2,200	46,640
†	Sonic Innovations	3,076	10,274
†	SonoSite	2,221	62,210
†	Spectranetics	4,055	39,982
†	Stereotaxis	3,471	18,605
	STERIS	9,199	264,562
†	SurModics	2,351	105,419
†	Symmetry Medical	4,933	80,013
†	Synovis Life Technologies	2,100	39,543
†	Thoratec	8,006	139,224
†	TomoTherapy	6,813	60,840
†	TranS1	1,150	17,331
	Vital Signs	1,516	86,078
†	Vnus Medical Technologies	2,200	44,022
†	Volcano	7,485	91,317
	West Pharmaceutical Services	4,778	206,792
†	Wright Medical Group	5,755	163,500
†	Zoll Medical	2,933	98,754

			5,435,069

	Health Care Providers & Services–2.89%
†	Air Methods	1,585	39,625
†	Alliance Imaging	3,148	27,293
†	Almost Family	1,100	29,260
†	Amedisys	4,051	204,251
†	American Dental Partners	1,462	17,354
†	AMERIGROUP	7,710	160,368
†	AMN Healthcare Services	5,080	85,954
†	Amsurg	4,633	112,814
†	Animal Health International	1,436	8,946
†	Apria Healthcare Group	6,068	117,659
†	Assisted Living Concepts	7,593	41,762
†	athenahealth	3,314	101,939
†	Bio-Reference Labs	1,800	40,158
†	BMP Sunstone	4,801	27,366
†	Capital Senior Living	2,767	20,863
†	CardioNet	800	21,304
†	Centene	6,093	102,301
	Chemed	3,278	120,008
†	Chindex International	2,000	29,340
†	CorVel	1,308	44,302
†	Cross Country Healthcare	4,625	66,646
†	CryoLife	3,789	43,346
†	Emergency Medical Services	1,379	31,207
†	Emeritus	3,265	47,734
†	Ensign Group	1,400	16,100
†	Five Star Quality Care	5,600	26,488
†	Genoptix	1,455	45,905
†	Gentiva Health Services	3,700	70,485
†	Hanger Orthopedic Group	3,800	62,662
†	HealthExtras	5,150	155,221
†	HealthSouth	12,096	201,156
†	HealthSpring	6,663	112,471
†	Healthways	5,217	154,423
†	HMS Holdings	3,937	84,527
†	Hythiam	4,177	10,108
†	inVentiv Health	4,936	137,171
†	IPC-The Hospitalist	804	15,131

LVIP SSgA Small-Cap Index Fund–12

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Health Care Providers & Services (continued)
†	Kindred Healthcare	3,952	$113,660
	Landauer	1,314	73,899
	LCA-Vision	2,540	12,116
†	LHC Group	2,118	49,244
†	Magellan Health Services	6,190	229,216
†	MedCath	2,679	48,168
†	Molina Healthcare	1,934	47,074
†	MWI Veterinary Supply	1,298	42,977
	National Healthcare	1,373	62,925
†	Nighthawk Radiology Holdings	1,225	8,673
†	Odyssey Healthcare	5,157	50,229
	Owens & Minor	6,274	286,659
†	PharMerica	4,022	90,857
†	Providence Service	1,609	33,966
†	PSS World Medical	8,909	145,217
†	Psychiatric Solutions	8,483	320,996
†	Radnet	3,900	24,180
†	RehabCare Group	2,700	43,281
†	Res-Care	3,462	61,554
†	Skilled Healthcare Group	3,812	51,157
†	Sun Healthcare Group	5,958	79,778
†	Sunrise Assisted Living	6,891	154,910
†	Triple-S Management Class B	1,903	31,114
†	U.S. Physical Therapy	2,100	34,461
†	Virtual Radiologic	830	10,998

			4,740,957

	Health Care Technology–0.40%
†	Allscripts Healthcare Solutions	8,896	110,399
	Computer Programs & Systems	1,527	26,463
†	Eclipsys	8,356	153,416
†	Emageon	2,800	6,020
†	MedAssets	1,983	33,810
†	Omnicell	4,606	60,707
†	Phase Forward	5,942	106,778
†	Trizetto Group	6,121	130,867
†	Vital Images	2,209	27,480

			655,940

	Hotels, Restaurants & Leisure–2.12%
†	AFC Enterprises	4,074	32,551
	Ambassadors Group	2,130	31,780
	Ambassadors International	1,268	5,554
	Ameristar Casinos	3,481	48,107
†	Bally Technologies	8,320	281,215
†	Benihana Class A	1,437	9,111
†	BJ’s Restaurants	2,401	23,362
†	Bluegreen	3,077	18,616
	Bob Evans Farms	4,736	135,450
†	Buffalo Wild Wings	2,880	71,510
†	California Pizza Kitchen	3,955	44,256
†	Carrols Restaurant Group	1,211	6,285
	CBRL Group	3,372	82,648
†	CEC Entertainment	3,002	84,086
†	Cheesecake Factory	10,100	160,691
	Churchill Downs	1,188	41,426
	CKE Restaurants	8,530	106,369
†	Denny’s	13,936	39,578
	DineEquity	2,500	93,400
	Domino’s Pizza	6,191	71,197
	Dover Downs Gaming & Entertainment	2,170	13,931
†	Gaylord Entertainment	5,670	135,853
†	Great Wolf Resorts	3,854	16,842
†	Isle of Capri Casinos	2,145	10,275
†	Jack in the Box	8,998	201,644
†	Jamba	6,541	12,101
†	Krispy Kreme Doughnuts	10,843	54,107
	Landry’s Restaurants	2,174	39,067
†	Life Time Fitness	5,332	157,561
†	Lodgian	2,240	17,539
†	Luby’s	4,000	24,400
†	Magna Entertainment Class A	3,200	1,792
	Marcus	3,112	46,524
†	McCormick & Schmick’s Seafood Restaurants	1,715	16,533
†	Monarch Casino & Resort	1,557	18,373
†	Morgans Hotel Group	4,468	46,020
†	Mortons Restaurant Group	1,930	13,278
†	MTR Gaming Group	3,210	15,312
†	Multimedia Games	3,627	16,031
	O’Charleys	3,241	32,604
†	P.F. Chang’s China Bistro	3,621	80,893
†	Papa John’s International	3,103	82,509
†	Pinnacle Entertainment	9,068	95,123
†	Premier Exhibitions	3,672	16,671
†	Red Robin Gourmet Burgers	2,308	64,024
†	Rick’S Cabaret International	1,100	18,480
†	Riviera Holdings	1,465	14,870
	Ruby Tuesday	7,050	38,070
†	Ruth’s Chris Steak House	3,025	15,670
†	Shuffle Master	4,523	22,344
†	Six Flags	9,429	10,843
†	Sonic	8,791	130,107
	Speedway Motorsports	2,028	41,331
†	Steak n Shake	3,712	23,497
†	Texas Roadhouse Class A	7,446	66,791
†	Town Sports International Holding	1,682	15,710
	Triarc Companies Class B	10,009	63,357
†	Trump Entertainment Resorts	4,415	8,433
†	Vail Resorts	4,524	193,763
†	WMS Industries	6,714	199,875

			3,479,340

	Household Durables–1.14%
	American Greetings Class A	7,492	92,451
†	Avatar Holdings	777	23,535
	Beazer Homes USA	4,957	27,610
	Blyth	3,421	41,155

LVIP SSgA Small-Cap Index Fund–13

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Household Durables (continued)
	Brookfield Homes	1,560	$19,157
†	Cavco Industries	1,100	36,003
†	Central Garden & Pet Class A	10,463	42,898
†	Champion Enterprises	10,821	63,303
	CSS Industries	904	21,895
	Ethan Allen Interiors	3,685	90,651
	Furniture Brands International	6,881	91,930
†	Helen of Troy	4,732	76,280
	Hooker Furniture	1,494	25,876
†	Hovnanian Enterprises Class A	7,155	39,209
	Interface Class A	8,322	104,275
†	iRobot	1,833	25,185
	Kimball International Class B	3,723	30,826
	La-Z-Boy	7,365	56,342
	Libbey	1,679	12,492
	Lifetime Brands	1,426	11,622
	M/I Homes	1,721	27,071
†	Meritage Homes	4,720	71,602
	National Presto Industries	544	34,914
	Orleans Homebuilders	400	1,464
†	Palm Harbor Homes	1,296	7,167
	Russ Berrie & Co.	1,884	15,015
	Ryland Group	6,600	143,947
	Sealy	5,982	34,337
	Skyline	1,122	26,367
†	Spectrum Brands	5,491	14,002
	Standard-Pacific	8,211	27,753
†	Syntax Brillian	5,923	3,080
	Tempur-Pedic International	11,099	86,683
	Tupperware Brands	9,431	322,730
†	Universal Electronics	1,814	37,913
†	WCI Communities	4,406	6,389
	WD-40	2,487	72,745

			1,865,874

	Independent Power Producers & Energy Traders–0.24%
	Black Hills	5,933	190,212
	Ormat Technologies	2,812	138,294
†	Synthesis Energy Systems	3,400	30,600
†	US Geothermal	11,200	32,928

			392,034

	Industrial Conglomerates–0.10%
	Raven Industries	2,160	70,805
	Standex International	1,846	38,286
	Tredegar	3,794	55,772

			164,863

	Insurance–3.43%
	Ambac Financial Group	45,500	60,970
†	AmCOMP	2,400	23,328
	American Equity Investment Life Holding	8,829	71,956
	American Physicians Capital	1,458	70,626
	American Safety Insurance	1,900	27,322
†	Amerisafe	2,823	44,999
	Amtrust Financial Services	3,316	41,782
	Argo Group International Holdings	4,785	160,585
	Aspen Insurance Holdings	12,385	293,152
	Assured Guaranty	8,642	155,470
	Baldwin & Lyons Class B	1,018	17,795
	CastlePoint Holdings	5,517	50,150
†	Citizens	5,622	34,463
†	CNA Surety	2,462	31,120
	Crawford & Co. Class B	4,340	34,677
†	Darwin Professional Underwriters	855	26,334
	Delphi Financial Group	6,014	139,164
	Donegal Group Class A	1,653	26,233
†	eHealth	3,968	70,075
	EMC Insurance Group	605	14,568
	Employers Holdings	7,239	149,847
†	Enstar Group	808	70,700
	FBL Financial Group Class A	2,017	40,098
†	First Acceptance	1,845	5,904
†	First Mercury Financial	1,495	26,372
	Flagstone Reinsurance Holdings	4,910	57,889
†	FPIC Insurance Group	1,264	57,284
†	Greenlight Capital Class A	4,524	103,419
†	Hallmark Financial Services	875	8,461
	Harleysville Group	2,080	70,366
	Hilb, Rogal & Hamilton	5,426	235,814
†	Hilltop Holdings	6,663	68,696
	Horace Mann Educators	5,935	83,209
	Independence Holding	522	5,100
	Infinity Property & Casualty	2,620	108,782
	IPC Holdings	7,731	205,258
	Kansas City Life Insurance	712	29,726
	LandAmerica Financial Group	2,171	48,174
	Life Partners Holding	1,100	21,978
†	Maiden Holdings	8,000	51,200
	Max Capital Group	8,313	177,316
	Meadowbrook Insurance Group	4,048	21,454
	Montpelier RE Holdings	14,212	209,627
	National Financial Partners	6,165	122,190
	National Interstate	991	18,215
	National Western Life Insurance Class A	330	72,105
†	Navigators Group	1,841	99,506
	NYMAGIC	608	11,649
	Odyssey Re Holdings	3,936	139,728
	Phoenix Companies	15,787	120,139
	Platinum Underwriters Holdings	7,538	245,813
†	PMA Capital Class A	4,198	38,664
	Presidential Life	2,696	41,572
†	ProAssurance	4,704	226,309
	Procentury	2,300	36,432
†	Quanta Capital Holdings	12,400	32,736
†	RAM Holdings	2,000	2,000
	RLI	2,704	133,767
	Safety Insurance Group	2,203	78,537

LVIP SSgA Small-Cap Index Fund–14

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Insurance (continued)
†	SCPIE Holdings	1,500	$41,985
†	SeaBright Insurance Holdings	2,780	40,254
	Security Capital Assurance	3,010	873
	Selective Insurance Group	7,589	142,370
	State Auto Financial	2,074	49,631
	Stewart Information Services	2,254	43,592
	Tower Group	2,562	54,289
†	United America Indemnity Class A	3,110	41,581
	United Fire & Casualty	3,148	84,776
†	Universal American Financial	6,624	67,697
	Validus Holdings	9,874	209,823
	Zenith National Insurance	5,245	184,414

			5,632,090

	Internet & Catolog Retail–0.58%
†	1-800-FLOWERS.com Class A	3,982	25,684
†	Blue Nile	1,813	77,089
†	Coldwater Creek	9,400	49,632
†	Drugstore.Com	14,900	28,310
	FTD Group	2,949	39,310
†	Gaiam	2,938	39,692
†	GSI Commerce	2,998	40,863
†	NetFlix	5,829	151,962
†	NutriSystem	4,900	69,286
†	Orbitz Worldwide	4,377	21,929
†	Overstock.com	2,433	63,136
†	PC Mall	2,000	27,120
†	PetMed Express	3,434	42,067
†	Shutterfly	2,766	33,773
†	Stamps.com	2,881	35,955
†	Systemax	1,597	28,187
†	ValueVision International Class A	3,613	12,898
†	VistaPrint	6,318	169,069

			955,962

	Internet Software & Services–2.16%
†	Ariba	13,177	193,834
†	Art Technology Group	20,119	64,381
†	AsiaInfo Holdings	4,603	54,407
†	Bankrate	1,985	77,554
†	Chordiant Software	4,616	23,080
†	CMGI	6,892	73,055
†	comScore	2,839	61,947
†	Constant Contact	3,354	63,223
†	Cybersource	10,664	178,409
†	DealerTrack Holdings	6,680	94,255
†	Dice Holdings	2,649	21,881
†	Digital River	5,565	214,698
†	DivX	2,691	19,752
†	EarthLink	16,233	140,415
†	Entrust	10,700	31,458
†	Greenfield Online	3,159	47,132
†	HSW International	2,352	6,821
†	Ibasis	4,823	15,819
	Imergent	1,437	17,014
†	Infospace	4,169	34,728
†	Internap Network Services	6,789	31,773
†	Internet Brands Class A	4,086	27,090
†	Internet Capital Group	5,273	40,760
†	Interwoven	6,215	74,642
†	iPass	8,431	17,452
†	j2 Global Communications	6,664	153,272
†	Keynote Systems	1,830	23,570
†	Knot	3,266	31,941
†	Limelight Networks	2,377	9,080
†	Liquidity Services	2,600	29,978
†	LivePerson	4,280	12,027
†	LoopNet	3,415	38,590
	Marchex	3,808	46,915
†	MercadoLibre	3,937	135,787
†	Move	20,957	48,830
†	NIC	5,068	34,614
†	Omniture	9,552	177,381
†	On2 Technologies	26,555	16,199
†	Online Resources	4,079	34,060
†	Openwave Systems	11,523	17,169
†	Perficient	4,893	47,266
†	RealNetworks	13,854	91,436
†	S1	7,640	57,835
†	SAVVIS	5,998	77,434
†	SonicWALL	8,620	55,599
†	SupportSoft	8,300	26,975
†	Switch & Data Facilities	3,371	57,273
†	TechTarget	2,522	26,632
†	Terremark Worldwide	7,690	41,987
	TheStreet.com	3,439	22,388
†	Travelzoo	710	6,085
	United Online	9,640	96,689
†	ValueClick	14,516	219,918
†	Vignette	3,879	46,548
†	Vocus	2,568	82,613
†	Websense	6,447	108,567
†	Website Pros	4,800	39,984

			3,540,222

	IT Services–1.64%
	Acxiom	9,500	109,155
†	BearingPoint	32,732	26,513
†	CACI International Class A	4,477	204,912
	Cass Information Systems	1,074	34,400
†	CGS Systems International	5,877	64,765
†	China Information Security	4,300	24,338
†	CIBER	6,721	41,737
†	Euronet Worldwide	6,922	116,982
†	ExlService Holdings	3,142	44,082
†	Forrester Research	2,154	66,516
†	Gartner	9,302	192,737
	Gevity HR	3,411	18,351

LVIP SSgA Small-Cap Index Fund–15

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	IT Services (continued)
†	Hackett Group	7,100	$40,754
	Heartland Payment Systems	3,851	90,884
†	iGate	2,335	18,984
	infoGROUP	5,966	26,191
†	Information Services Group	3,906	18,749
	Integral Systems	1,144	44,273
†	Mantech International Class A	3,129	150,567
	MAXIMUS	2,879	100,247
†	MPS Group	13,394	142,378
†	NCI Class A	1,200	27,456
†	Ness Technologies	6,328	64,039
†	Perot Systems Class A	12,813	192,323
†	RightNow Technologies	4,508	61,624
†	Safeguard Scientifics	14,349	17,793
†	Sapient	11,570	74,279
†	SI International	1,700	35,598
†	SRA International Class A	6,624	148,775
	Syntel	1,776	59,887
†	TNS	3,154	75,570
†	Tyler Technologies	5,696	77,295
†	VeriFone Holdings	10,600	126,670
†	Virtusa Corp	856	8,671
†	Wright Express	5,539	137,367

			2,684,862

	Leisure Equipment & Products–0.56%
	Artic Cat	1,538	12,073
	Brunswick	13,600	144,160
	Callaway Golf	9,245	109,368
†	JAKKS Pacific	3,980	86,963
†	LeapFrog Enterprises	5,281	43,938
	Marine Products	1,434	9,464
†	MarineMax	2,433	17,445
	Nautilus Group	4,962	25,207
	Polaris Industries	4,941	199,519
	Pool Corp	7,400	131,424
†	RC2	2,927	54,325
†	Smith & Wesson Holding	4,164	21,694
†	Steinway Musical Instruments	1,292	34,109
†	Sturm Ruger & Co.	3,102	21,900

			911,589

	Life Sciences Tools & Services–1.26%
†	Accelrys	5,000	24,150
†	Affymetrix	9,245	95,131
†	Albany Molecular Research	3,215	42,663
†	AMAG Pharmaceuticals	2,219	75,668
†	Bio-Rad Laboratories Class A	2,920	236,198
†	Bruker	9,062	116,447
†	Caliper Life Sciences	8,800	22,792
	Cambrex	3,418	20,064
†	Dionex	2,767	183,646
†	Enzo Biochem	4,099	45,991
†	eResearch Technology	6,821	118,958
†	Exelixis	14,302	71,510
†	Kendle International	1,792	65,103
†	Life Sciences Research	1,500	42,360
†	Luminex	5,715	117,443
	Medivation	4,176	49,402
†	Nektar Therapeutics	11,707	39,218
†	Parexel International	8,692	228,687
†	Pharmanet Development Group	2,682	42,295
†	Qiagen	921	18,540
†	Sequenom	7,200	114,912
†	Third Wave Technologies	7,100	79,236
†	Varian	4,229	215,933

			2,066,347

	Machinery–3.50%
†	3D Systems	2,520	23,940
†	Accuride	6,117	25,997
	Actuant Class A	8,533	267,509
	Alamo Group Inc	1,100	22,649
	Albany International	4,080	118,320
†	Altra Holdings	4,271	71,796
	American Railcar Industries	1,386	23,257
	American Science & Engineering	1,305	67,247
	Ampco-Pittsburgh	1,170	52,042
†	Astec Industries	2,495	80,189
†	Axsys Technologies	1,400	72,856
	Badger Meter	1,975	99,797
	Barnes Group	6,743	155,696
†	Basin Water	800	3,744
†	Blount International	5,417	62,891
	Briggs & Stratton	6,884	87,289
	Cascade	1,625	68,770
†	Chart Industries	4,344	211,292
†	China Fire & Security Group	2,600	20,930
	CIRCOR International	2,601	127,423
	CLARCOR	7,457	261,741
†	Colfax	3,400	85,306
†	Columbus McKinnon	2,484	59,815
†	Commercial Vehicle Group	2,486	23,244
	Dynamic Materials	1,759	57,959
†	EnPro Industries	3,026	112,991
†	ESCO Technologies	3,959	185,756
	Federal Signal	7,399	88,788
†	Flanders	3,100	18,755
†	Flow International	4,683	36,527
†	Force Protection	8,645	28,615
	FreightCar America	1,650	58,575
†	Gehl	1,450	21,446
	Gorman-Rupp	2,066	82,309
†	Graham	800	59,288
	Greenbrier Companies	2,638	53,551
	Hardinge	1,554	20,466
†	Hurco Companies	651	20,109
†	Kadant	1,841	41,607

LVIP SSgA Small-Cap Index Fund–16

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Machinery (continued)
	Kaydon	4,018	$206,565
†	Key Technology	1,000	31,810
†	K-Tron International	400	51,840
†	LB Foster Class A	1,457	48,372
	Lindsay	1,799	152,861
†	Lydall	2,800	35,140
†	Met-Pro	2,600	34,710
†	Middleby	2,673	117,371
†	Miller Industries	1,128	11,235
	Mueller Industries	5,271	169,726
	Mueller Water Products Class A	17,134	138,271
	NACCO Industries Class A	823	61,190
	Nordson	5,148	375,237
†	Peerless Manufacturing	1,100	51,557
†	RBC Bearings	3,057	101,859
	Robbins & Myers	4,026	200,777
	Sun Hydraulics	1,617	52,181
†	Tecumseh Products Class A	2,364	77,492
	Tennant	2,279	68,530
†	Thermadyne Holdings	2,300	34,017
	Titan International	4,284	152,596
†	Titan Machinery	1,355	42,439
†	Trimas	1,384	8,290
†	TurboChef Technologies	2,197	10,502
	Twin Disc	1,644	34,409
	Wabash National	4,367	33,015
	Wabtec	7,360	357,843
	Watts Water Technologies Class A	4,384	109,162

			5,749,479

	Marine–0.42%
†	American Commercial Lines	6,938	75,832
	Eagle Bulk Shipping	6,849	202,525
	Genco Shipping & Trading	3,466	225,983
	Horizon Lines	4,264	42,427
†	International Shipholding	1,100	25,784
†	TBS International Class A	1,688	67,436
†	Ultrapetrol Bahamas	4,077	51,411

			691,398

	Media–1.49%
	AH Belo Class A	2,258	12,871
	Arbitron	4,059	192,802
	Belo Class A	13,993	102,289
	Carmike Cinemas	1,649	9,680
†	Charter Communications Class A	63,569	66,747
	Cinemark Holdings	3,519	45,958
	Citadel Broadcasting	24,327	29,679
†	CKX	8,396	73,465
	Courier	1,504	30,200
†	Cox Radio Class A	4,781	56,416
†	Crown Media Holdings Class A	2,096	9,935
†	Cumulus Media	4,188	16,501
†	Dolan Media	3,559	64,774
†	Emmis Broadcasting Class A	4,156	10,473
	Entercom Communications Class A	4,205	29,519
†	Entravision Communications Clasa A	9,603	38,604
†	Fisher Communications	741	25,520
	GateHouse Media	3,200	7,872
†	Global Sources	2,521	38,269
†	Global Traffic Network	2,300	20,562
	Gray Television	5,108	14,660
†	Harris Interactive	8,805	17,698
	Harte-Hanks	5,900	67,555
	Idearc	23,700	55,695
	Interactive Data	5,424	136,304
	Journal Communications Class A	5,938	28,621
†	Knology	3,267	35,904
†	Lakes Entertainment	2,504	16,476
	Lee Enterprises	6,279	25,053
†	Lin TV Class A	3,684	21,957
†	Live Nation	10,254	108,486
†	LodgeNet Enteractive	2,871	14,097
†	Martha Stewart Living Omnimedia Class A	3,354	24,820
†	Marvel Entertainment	7,340	235,907
	McClatchy Company Class A	9,200	62,376
	Media General Class A	3,102	37,069
†	Mediacom Communications	7,435	39,703
	National CineMedia	5,647	60,197
†	Nexstar Broadcasting Group	1,239	5,068
†	Outdoor Channel Holdings	3,100	21,638
†	Playboy Enterprises	3,957	19,548
	Primedia	6,160	28,706
†	R.H. Donnelley	11,600	34,800
†	Radio One Class D	10,571	13,637
†	RCN	4,431	47,766
†	Salem Communications Class A	600	1,182
†	Scholastic	3,754	107,590
	Sinclair Broadcasting Group Class A	6,238	47,409
†	Spanish Broadcasting Systems Class A	4,570	5,210
†	Tivo	13,536	83,517
†	Valassis Communications	6,586	82,457
	Value Line	130	4,323
	Westwood One	10,046	12,457
	World Wrestling Entertainment Class A	3,254	50,339

			2,450,361

	Metals & Mining–1.48%
†	Allied Nevada Gold	7,500	44,175
	AMCOL International	3,527	100,378
†	Apex Silver Mines	8,502	41,745
†	Brush Engineered Materials	2,700	65,934
	Castle (A.M.)	2,601	74,415
†	Coeur d’Alene Mines	84,186	244,139
	Compass Minerals International	4,921	396,436
†	Esmark	2,256	43,135
†	General Moly	10,025	78,897

LVIP SSgA Small-Cap Index Fund–17

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Metals & Mining (continued)
†	General Steel Holdings	2,000	$31,440
	Gibraltar Industries	3,699	59,073
†	Haynes International	1,685	96,972
†	Hecla Mining	18,470	171,032
†	Horsehead Holding Corp	5,631	68,473
	Kaiser Aluminum	2,400	128,472
	NN	2,800	39,032
†	Northwest Pipe	1,339	74,716
	Olympic Steel	1,451	110,160
	Royal Gold	4,155	130,301
†	RTI International Metals	3,194	113,770
†	Stillwater Mining	5,881	69,572
†	U.S. Gold	5,370	12,458
†	Universal Stainless & Alloy	774	28,669
	Worthington Industries	9,907	203,094

			2,426,488

	Multiline Retail–0.17%
†	99 Cents Only Stores	6,934	45,764
	Bon-Ton Stores	1,211	6,321
†	Conn’s	1,402	22,530
	Dillard Class A	8,900	102,974
	Fred’s	5,393	60,617
†	Retail Ventures	3,471	15,967
	Tuesday Morning	4,918	20,213

			274,386

	Multi-Utilities & Unregulated Power–0.43%
†	Aquila	53,299	200,937
	Avista	7,517	161,315
	CH Energy Group	2,057	73,167
	NorthWestern	5,566	141,488
	PNM Resources	10,933	130,759

			707,666

	Oil, Gas & Consumable Fuels–6.23%
†	Abraxas Petroleum	7,300	39,493
	Alon Usa Energy	1,640	19,614
†	American Oil & Gas	6,600	25,872
	APCO Argentina	1,144	33,119
†	Approach Resources	1,454	38,953
†	Arena Resources	5,322	281,108
	Arlington Tankers	1,943	45,116
	Atlas America	5,243	236,197
†	ATP Oil & Gas	4,267	168,418
†	Aventine Renewable Energy Holdings	4,479	19,708
	Berry Petroleum Class A	6,461	380,424
†	Bill Barrett	5,591	332,161
†	BMB Munai	6,400	38,016
†	Bois d’ Arc Energy	2,641	64,203
†	BPZ Resources	9,521	279,917
†	Brigham Exploration	7,852	124,297
†	Callon Petroleum	2,994	81,916
†	Cano Petroleum	6,400	50,816
†	Carrizo Oil & Gas	4,197	285,774
†	Cheniere Energy	8,400	36,708
†	Clayton Williams Energy	966	106,212
†	Clean Energy Fuels	3,737	42,938
†	Comstock Resources	6,914	583,748
†	Concho Resources	7,630	284,599
†	Contango Oil & Gas	1,831	170,137
	Crosstex Energy	6,197	214,788
†	CVR Energy	3,642	70,109
	Delek US Holdings	1,467	13,511
†	Delta Petroleum	9,116	232,640
†	Double Eagle Petroleum	1,500	27,345
	Double Hull Tankers	4,726	47,402
†	Endeavor International	19,300	41,881
†	Energy Partners	4,242	63,291
†	Energy XXI Bermuda	11,200	77,504
†	Evergreen Energy	12,025	20,924
†	EXCO Resources	11,325	418,006
†	FX Energy	6,483	34,165
†	Gasco Energy	15,300	63,495
	General Maritime	4,133	107,375
†	GeoGlobal Resources	4,379	9,327
†	GeoMet	3,117	29,549
†	Georesources	1,100	20,262
†	GMX Resources	2,260	167,466
	Golar	5,037	78,023
†	Goodrich Petroleum	3,128	259,374
†	Gran Tierra Energy	15,000	119,550
†	Gulfport Energy	4,214	69,405
†	Harvest Natural Resources	4,896	54,150
†	Houston America Energy	2,800	31,416
†	International Coal Group	19,453	253,862
†	James River Coal	3,900	228,891
	Knightsbridge Tankers	2,551	82,168
†	McMoRan Exploration	7,752	213,335
†	Meridian Resource	10,872	32,072
†	National Coal	4,400	39,028
	Nordic American Tanker Shipping	5,318	206,445
†	Northern Oil & Gas	3,300	43,824
†	Nova Biosource Fuels	3,651	2,446
†	Oilsands Quest	25,524	165,906
†	Pacific Ethanol	4,198	7,598
†	Panhandle Oil & Gas	1,200	40,632
†	Parallel Petroleum	5,802	116,794
	Penn Virginia	6,285	474,014
†	Petroleum Development	2,120	140,959
†	Petroquest Energy	6,192	166,565
†	Quest Resource	3,500	39,935
†	Ram Energy Resources	6,200	39,060
†	Rentech	20,396	38,752
†	Rex Energy	2,693	71,095
†	Rosetta Resources	7,309	208,307
	Ship Finance International	6,498	191,886
†	Stone Energy	4,356	287,104

LVIP SSgA Small-Cap Index Fund–18

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Oil, Gas & Consumable Fuels (continued)
†	Swift Energy	4,364	$288,286
	Teekay Tankers Class A	1,837	42,637
†	Toreador Resources	2,447	20,873
†	Tri-Valley	3,900	28,977
†	TXCO Resources	4,761	55,989
†	Uranium Resources	6,572	24,251
†	USEC	14,652	89,084
†	Vaalco Energy	8,292	70,233
†	Venoco	3,276	76,036
†	VeraSun Energy	16,442	67,905
†	Verenium	6,371	12,296
†	Warren Resources	8,392	123,195
	Western Refining	4,900	58,016
†	Westmoreland Coal	1,700	35,887
	World Fuel Services	4,429	97,172

			10,221,937

	Paper & Forest Products–0.37%
	AbitibiBowater	7,129	66,514
†	Buckeye Technologies	5,423	45,879
	Deltic Timber	1,529	81,817
	Glatfelter	6,183	83,532
†	Kapstone Paper & Packaging	3,400	22,678
	Louisiana-Pacific	16,000	135,839
†	Mercer International	4,495	33,623
	Neenah Paper	2,132	35,626
	Schweitzer-Mauduit International	1,888	31,813
†	Verso Paper	2,700	22,842
	Wausau Paper	5,603	43,199

			603,362

	Personal Products–0.33%
†	American Oriental Bioengineering	8,267	81,595
†	Chattem	2,415	157,096
†	China Sky One Medical	1,500	16,695
†	Elizabeth Arden	3,323	50,443
	Inter Parfums	1,436	21,533
	Mannatech	2,245	12,213
†	Medifast	1,200	6,312
	Nu Skin Enterprises Class A	7,195	107,349
†	Prestige Brands Holdings	5,153	54,931
†	Tiens Biotech Group USA	207	315
†	USANA Health Sciences	1,452	39,015

			547,497

	Pharmaceuticals–1.38%
†	Adolor	5,100	27,948
†	Akorn	7,878	26,076
†	Alexza Pharmaceuticals	2,367	9,326
	Alpharma Class A	6,829	153,857
†	Ardea Biosciences	2,000	25,640
†	Auxilium Pharmaceuticals	6,344	213,284
†	Bentley Pharmaceuticals	2,297	37,097
†	Biodel	1,970	25,610
†	BioForm Medical	2,083	8,415
†	BioMimetic Therapeutics	1,251	14,912
†	Cadence Pharmaceuticals	3,732	22,728
†	Caraco Pharmaceutical Laboratories	1,637	21,608
†	Columbia Laboratories	8,400	27,720
†	Cypress Bioscience	5,203	37,410
†	Depomed	8,700	27,927
†	Discovery Laboratories	15,562	25,677
†	DURECT	10,660	39,122
†	Inspire Pharmaceuticals	7,400	31,672
†	Javelin Pharmaceuticals	10,358	24,031
†	Jazz Pharmaceuticals Inc	1,141	8,455
†	KV Pharmaceutical Class A	5,067	97,945
†	MAP Pharmaceuticals	1,100	11,363
†	MDRNA	4,122	5,029
†	Medicines	7,197	142,645
	Medicis Pharmaceutical Class A	8,230	171,019
†	Middlebrook Pharmaceutical	6,800	22,984
†	Noven Pharmaceuticals	3,208	34,294
†	Obagi Medical Products	3,227	27,591
†	Optimer Pharmaceuticals	4,300	34,873
†	Pain Therapeutics	5,812	45,915
†	Par Pharmaceuticals	4,414	71,639
†	Penwest Pharmaceuticals	3,196	8,629
†	POZEN	3,806	41,409
†	Questcor Pharmaceuticals	9,100	42,224
†	Salix Pharmaceuticals	6,618	46,525
†	Santarus	6,901	13,871
†	Sciele Pharma	4,935	95,492
†	Somaxon Pharmaceutic	650	3,101
†	Sucampo Pharmaceuticals Class A	1,300	13,949
†	SuperGen	7,337	15,041
	Valeant Pharmaceuticals International	10,747	183,881
†	Viropharma	10,678	118,099
†	Vivus	8,795	58,751
†	XenoPort	3,844	150,031

			2,264,815

	Real Estate Investment Trusts–5.53%
	Acadia Realty Trust	4,624	107,046
	Agree Realty	1,237	27,276
	Alesco Financial	6,970	13,940
†	Alexander’s	277	86,036
	American Campus Communities	6,197	172,528
†	American Capital Agency	1,800	29,952
	Anthracite Capital	9,363	65,916
	Anworth Mortgage Asset	12,290	80,008
	Arbor Realty Trust	1,693	15,186
	Ashford Hospitality Trust	18,881	87,230
	Associated Estates Realty	1,834	19,642
	BioMed Realty Trust	10,942	268,406
	BRT Realty Trust SBI	819	9,828
	CapLease	5,468	40,955
	Capital Trust	2,575	49,466
	Capstead Mortgage	8,400	91,140

LVIP SSgA Small-Cap Index Fund–19

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Real Estate Investment Trusts (continued)
†	Care Investment Trust	2,500	$23,575
	CBRE Realty Finance	3,045	10,475
	Cedar Shopping Centers	6,180	72,430
	Chimera Investment Corp	4,395	39,599
	Cogdell Spencer	1,900	30,875
	Colonial Properties Trust	7,300	146,146
	Corporate Office Properties Trust	5,529	189,811
	Cousins Properties	7,182	165,904
	Crystal River Capital	3,155	11,547
	DCT Industrial Trust	26,361	218,269
	Deerfield Capital	6,901	5,176
	DiamondRock Hospitality	14,049	152,994
	DuPont Fabros Technology	2,014	37,541
	EastGroup Properties	3,840	164,736
	Education Realty Trust	3,761	43,816
	Entertainment Properties Trust	4,401	217,585
	Equity Lifestyle Properties	2,968	130,592
	Equity One	5,478	112,573
	Extra Space Storage	11,378	174,766
	FelCor Lodging Trust	8,978	94,269
	First Industrial Realty Trust	6,273	172,319
	First Potomac Realty Trust	3,087	47,046
	Franklin Street Properties	8,339	105,405
	Friedman Billings Ramsey Group Class A	20,403	30,605
	Getty Realty	2,459	35,434
	Glimcher Realty Trust	5,017	56,090
	Gramercy Capital	6,211	71,985
†	Hatteras Financial	1,900	43,681
	Healthcare Realty Trust	7,822	185,929
	Hersha Hospitality Trust	5,890	44,470
	Highwoods Properties	8,342	262,106
	Home Properties	4,694	225,594
	IMPAC Mortgage Holdings	9,375	7,031
	Inland Real Estate	8,749	126,161
	Investors Real Estate Trust	7,895	75,318
	JER Investors Trust	2,824	17,791
	Kite Realty Group Trust	2,766	34,575
	LaSalle Hotel Properties	5,561	139,748
	Lexington Reality Trust	7,547	102,866
	LTC Properties	3,316	84,757
	Maguire Properties	4,941	60,132
	Medical Properties Trust	9,321	94,329
	MFA Mortgage Investments	23,521	153,357
	Mid-America Apartment Communities	4,008	204,568
	Mission West Properties	2,290	25,098
†	Monmouth Real Estate Investment	3,700	23,680
	National Health Investors	3,361	95,822
	National Retail Properties	11,254	235,209
	Newcastle Investment	8,533	59,816
	NorthStar Realty Finance	8,147	67,783
	Omega Healthcare Investors	10,675	177,739
†	One Liberty Properties	1,500	24,465
	Parkway Properties	2,162	72,924
	Pennsylvania Real Estate Investment Trust	5,523	127,802
	Post Properties	6,808	202,538
	Potlatch	6,063	273,562
	PS Business Parks	2,182	112,591
	RAIT Investment Trust	8,195	60,807
	Ramco-Gershenson Properties Trust	2,659	54,616
	Realty Income	15,372	349,866
	Redwood Trust	5,060	115,317
	Resource Capital	3,593	25,906
	Saul Centers	1,503	70,626
	Senior Housing Properties Trust	14,440	282,012
	Sovran Self Storage	3,031	125,968
	Strategic Hotel & Resorts	10,605	99,369
	Sun Communities	2,326	42,403
	Sunstone Hotel Investors	8,892	147,607
	Tanger Factory Outlet Centers	4,840	173,901
	Universal Health Realty Income Trust	1,708	51,240
	Urstadt Biddle Properties	2,642	38,732
	U-Store-It Trust	7,806	93,282
	Washington Real Estate Investment Trust	7,604	228,500
	Winthrop Realty Trust	9,491	34,168

			9,081,880

	Real Estate Management & Development–0.18%
	Consolidated-Tomoka Land	692	29,106
†	Forestar Real Estate Group	5,600	106,680
†	FX Real Estate & Entertainment	979	1,860
	Grubb & Ellis	5,849	22,519
†	HFF Class A	1,834	10,435
†	Meruelo Maddux Properties	5,948	12,967
†	Stratus Properties	878	15,268
†	Tejon Ranch	1,590	57,335
	Thomas Properties Group	3,530	34,735

			290,905

	Road & Rail–0.70%
†	Amerco	1,369	65,274
	Arkansas Best	3,355	122,927
†	Celadon Group	3,577	35,734
†	Dollar Thrifty Automotive Group	3,140	29,673
†	Genesee & Wyoming Class A	4,335	147,477
	Heartland Express	7,748	115,523
	Knight Transportation	8,822	161,443
†	Marten Transport	2,189	34,958
†	Old Dominion Freight Line	4,036	121,161
†	Patriot Transportation Holding	258	20,640
†	Saia	1,949	21,283
†	Universal Truckload Services	905	19,928
	Werner Enterprises	6,243	115,995
†	YRC Worldwide	8,900	132,343

			1,144,359

LVIP SSgA Small-Cap Index Fund–20

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Semiconductors & Semiconductor Equipment–3.45%
†	Actel	3,649	$61,486
†	Advanced Analogic Technologies	5,489	22,670
†	Advanced Energy Industries	5,260	72,062
†	Amkor Technology	16,805	174,940
†	Anadigics	9,220	90,817
†	Applied Micro Circuits	9,366	80,173
†	Asyst Technologies	6,638	23,698
†	Atheros Communications	9,057	271,709
†	ATMI	4,601	128,460
†	AuthenTec	4,156	43,306
†	Axcelis Technologies	13,306	64,933
†	Brooks Automation	9,974	82,485
†	Cabot Microelectronics	3,644	120,799
†	Cavium Networks	4,797	100,737
†	Ceva	3,600	28,692
†	Cirrus Logic	12,806	71,201
	Cohu	3,278	48,121
†	Credence Systems	14,448	18,782
†	Cymer	4,237	113,891
†	Diodes	4,548	125,707
†	DSP Group	4,678	32,746
†	Eagle Test Systems	1,215	13,608
†	Emcore	11,700	73,242
†	Entegris	17,788	116,511
†	Entropic Communications	912	4,332
†	Exar	6,413	48,354
†	FEI	5,497	125,222
†	FormFactor	7,219	133,046
†	Hittite Microwave	3,069	109,318
†	Intevac	3,082	34,765
†	IXYS	4,155	49,611
†	Kopin	12,000	34,440
†	Kulicke & Soffa Industries	7,733	56,374
†	Lattice Semiconductor	15,294	47,870
†	LTX	9,612	21,146
†	Mattson Technology	7,579	36,076
	Micrel	7,339	67,152
†	Microsemi	11,965	301,278
†	Microtune	9,022	31,216
†	Mindspeed Technologies	11,900	10,238
†	MIPS Technologies	5,638	21,143
†	MKS Instruments	6,912	151,373
†	Monolithic Power Systems	4,114	88,945
†	Netlogic Microsystems	2,308	76,626
†	NVE	800	25,328
†	OmniVision Technologies	7,868	95,124
†	PDF Solutions	2,929	17,430
†	Pericom Semiconductor	3,401	50,471
†	Photronics	6,172	43,451
†	PLX Technology	4,408	33,633
†	PMC-Sierra	33,365	255,241
†	Power Integrations	4,700	148,567
†	RF Micro Devices	39,257	113,845
†	Rubicon Technology	2,201	44,724
†	Rudolph Technologies	3,712	28,582
†	Semitool	3,133	23,529
†	Semtech	9,452	132,990
†	Sigma Designs	4,091	56,824
†	Silicon Image	11,075	80,294
†	Silicon Storage Technology	12,364	34,248
†	SiRF Technology Holdings	8,897	38,435
†	Skyworks Solutions	23,270	229,675
†	Spansion	15,245	34,301
†	Standard Microsystems	3,030	82,265
†	Supertex	1,591	37,134
†	Techwell	2,516	30,997
†	Tessera Technologies	7,555	123,675
†	Transmeta	2,200	30,382
†	Trident Microsystems	7,289	26,605
†	TriQuint Semiconductor	19,749	119,679
†	Ultra Clean Holdings	2,213	17,615
†	Ultratech	4,002	62,111
†	Veeco Instruments	4,550	73,164
†	Volterra Semiconductor	4,104	70,835
†	Zoran	6,786	79,396

			5,669,851

	Software–3.80%
†	ACI Worldwide	4,916	86,472
†	Actuate	8,718	34,087
†	Advent Software	2,458	88,685
†	American Software Class A	4,200	23,688
†	Ansoft	2,701	98,316
†	ArcSight	744	6,547
	Blackbaud	6,276	134,306
†	Blackboard	4,395	168,021
†	Borland Software	9,433	12,829
†	Bottomline Technologies	3,577	34,804
†	Callidus Software	5,400	27,000
†	Commvault Systems	6,667	110,939
†	Concur Technologies	6,628	220,248
†	Deltek	1,186	8,990
†	DemandTec	3,500	26,285
†	Digimarc	3,500	49,560
†	Double-Take Software	2,981	40,959
†	Ebix	400	31,088
†	Epicor Software	8,441	58,327
†	EPIQ Systems	4,457	63,289
	Fair Isaac	7,500	155,775
†	FalconStor Software	4,536	32,115
†	Glu Mobile	694	3,352
†	Guidance Software	1,900	18,145
	Henry (Jack) & Associates	11,532	249,552
†	i2 Technologies	2,230	27,719
†	Informatica	12,766	192,001
†	Interactive Intelligence	1,519	17,681
†	InterVoice	5,072	28,910

LVIP SSgA Small-Cap Index Fund–21

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Software (continued)
†	JDA Software Group	3,324	$60,164
†	Lawson Software	18,364	133,506
†	Macrovision Solutions	11,626	173,925
†	Magma Design Automation	5,700	34,599
†	Manhattan Associates	3,474	82,438
†	Mentor Graphics	13,334	210,677
†	MICROS Systems	12,413	378,473
†	MicroStrategy	1,377	89,161
†	Midway Games	3,820	8,404
†	Monotype Imaging Holdings	1,802	21,948
†	MSC.Software	6,828	74,971
†	Net 1 UEPS Technologies	6,945	168,764
†	Netscout Systems	4,800	51,264
†	NetSuite	970	19,856
†	OpenTV	10,925	14,312
†	Opnet Technologies	2,500	22,500
†	Parametric Technology	16,714	278,623
	Pegasystems	1,624	21,859
†	Phoenix Technologies	4,600	50,600
†	Progress Software	5,829	149,048
†	PROS Holdings	1,384	15,542
	QAD	2,122	14,366
	Quality Systems	2,371	69,423
†	Quest Software	11,194	165,783
†	Radiant Systems	3,739	40,119
	Renaissance Learning	1,010	11,322
†	Secure Computing	7,165	29,663
†	Smith Micro Software	3,535	20,150
†	Solera Holdings	7,901	218,542
†	Sonic Solutions	2,921	17,409
†	Sourcefire	3,675	28,408
†	Sourceforge	10,434	16,694
†	SPSS	2,599	94,526
†	Successfactors	3,913	42,847
†	Sybase	12,027	353,835
†	Synchronoss Technologies	2,539	22,927
†	Take-Two Interactive Software	9,904	253,246
†	Telecommunication Systems Class A	6,100	28,243
†	THQ	9,825	199,055
†	TIBCO Software	26,827	205,227
†	Ultimate Software Group	3,703	131,938
†	Unica	1,144	9,198
†	Vasco Data Security International	3,783	39,835
†	Wind River Systems	10,251	111,633

			6,234,713

	Specialty Retail–2.79%
	Aaron Rents	6,321	141,148
†	AC Moore Arts & Crafts	2,602	18,344
†	Aeropostale	9,763	305,875
†	America’s Car-Mart	1,100	19,712
	Asbury Automotive Group	5,113	65,702
	Bebe Stores	6,269	60,245
	Big 5 Sporting Goods	3,121	23,626
	Blockbuster Class A	29,362	73,405
	Books-A-Million	2,429	18,606
	Borders Group	8,179	49,074
	Buckle	2,388	109,203
†	Build-A-Bear Workshop	2,089	15,187
†	Cabela’s	5,187	57,109
†	Cache	2,435	26,055
†	Casual Male Retail Group	4,696	14,323
	Cato Class A	3,979	56,661
†	Charlotte Russe Holding	3,612	64,149
†	Charming Shoppes	16,043	73,637
†	Chico’s FAS	27,300	146,601
†	Children’s Place Retail Stores	3,242	117,036
	Christopher & Banks	4,554	30,967
	Circuit City Stores	26,500	76,585
†	Citi Trends	2,336	52,934
†	Collective Brands	9,883	114,939
†	CSK Auto	6,583	68,990
†	Dress Barn	7,263	97,179
†	DSW Class A	2,265	26,682
†	Eddie Bauer Holdings	3,819	15,849
	Finish Line Class A	6,887	59,916
†	Genesco	3,362	103,785
	Group 1 Automotive	3,138	62,352
†	Gymboree	4,279	171,460
	Haverty Furniture	2,520	25,301
†	hhgregg	1,640	16,400
†	Hibbett Sports	4,422	93,304
†	HOT Topic	5,867	31,740
†	J. Crew Group	6,551	216,249
†	Jo-Ann Stores	3,293	75,838
†	Jos. A. Bank Clothiers	2,396	64,093
	Lithia Motors	2,138	10,519
†	Lumber Liquidators	1,700	22,100
	Men’s Wearhouse	7,508	122,305
†	Midas	2,231	30,119
	Monro Muffler	2,415	37,408
†	New York & Co.	2,643	24,131
†	NexCen Brands	5,278	2,956
†	Pacific Sunwear of California	10,063	85,837
	PEP Boys-Manny Moe & Jack	5,574	48,605
†	Pier 1 Imports	12,580	43,275
†	Rent-A-Center	10,272	211,295
†	Sally Beauty Holdings	13,639	88,108
†	Select Comfort	6,878	11,280
†	Shoe Carnival	1,431	16,871
	Sonic Automotive Class A	4,290	55,298
	Stage Stores	5,937	69,285
	Stein Mart	4,202	18,951
	Syms	1,300	17,680
	Talbots	4,010	46,476
†	Tractor Supply	5,200	151,008
†	Tween Brands	4,053	66,712

LVIP SSgA Small-Cap Index Fund–22

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Specialty Retail (continued)
†	Ulta Salon Cosmetics & Fragrance	3,426	$38,508
†	Warnaco Group	6,686	294,652
†	West Marine	1,951	7,999
†	Wet Seal Class A	11,696	55,790
†	Zale	4,962	93,732
†	Zumiez	2,798	46,391

			4,577,552

	Textiles, Apparel & Luxury Goods–1.50%
†	American Apparel	5,800	38,570
	Brown Shoe	6,184	83,793
†	Carter’s	7,952	109,897
	Cherokee	1,120	22,568
	Columbia Sportswear	1,829	67,216
†	CROCS	13,000	104,130
†	Deckers Outdoor	2,032	282,853
†	FGX International Holdings	1,582	12,719
†	Fossil	6,926	201,339
†	Fuqi International	2,000	17,520
†	G-III Apparel Group	1,517	18,720
†	Heelys	1,132	4,596
†	Iconix Brand Group	9,055	109,384
	K-Swiss	3,485	51,230
	Kenneth Cole Productions Class A	1,306	16,586
†	lululemon athletica	2,910	84,565
†	Madden (Steven)	2,780	51,096
†	Maidenform Brands	3,429	46,292
	Movado Group	2,350	46,530
	Oxford Industries	1,810	34,662
†	Perry Ellis International	1,762	37,390
†	Quiksilver	18,454	181,218
†	Skechers U.S.A. Class A	5,210	102,950
†	Timberland	7,193	117,606
†	True Religion Apparel	2,180	58,097
†	Under Armour Class A	5,141	131,815
	Unifi	8,500	21,420
	UniFirst	2,074	92,625
†	Volcom	2,901	69,421
	Weyco Group	1,420	37,673
	Wolverine World Wide	7,629	203,465
	Xerium Technologies	1,916	7,587

			2,465,533

	Thrift & Mortgage Finance–1.23%
	Abington Bancorp	4,139	37,748
	Anchor Bancorp Wisconsin	2,848	19,964
	Bank Mutual	7,683	77,137
	BankAtlantic Bancorp Class A	6,893	12,132
	BankUnited Financial Class A	4,466	4,287
†	Beneficial Mutual Bancorp	5,284	58,494
	Berkshire Hills Bancorp	1,590	37,604
	Brookline Bancorp	8,589	82,024
	Centerline Holding	7,030	11,740
	City Bank	1,895	16,297
†	Clayton Holdings	1,447	8,639
	Clifton Savings Bancorp	1,341	13,061
	Corus Bankshares	5,048	21,000
†	Danvers Bancorp	3,100	34,100
	Dime Community Bancshares	3,952	65,248
†	Doral Financial	490	6,635
	Downey Financial	2,754	7,629
†	Encore Bancshares	1,200	18,780
†	Essa Bancorp	2,900	36,308
	Federal Agricutural Mortgage Class C	1,534	38,013
	First Financial Holdings	1,840	31,611
†	First Financial Northwest	3,900	38,727
	First Niagara Financial Group	16,841	216,574
	First Place Financial	2,549	23,961
†	FirstFed Financial	2,154	17,318
	Flagstar Bancorp	5,573	16,775
	Flushing Financial	3,059	57,968
†	Franklin Bank/ Houston	3,240	1,976
†	Guaranty Financial Group	6,500	34,905
	Imperial Capital Bancorp	791	4,532
	IndyMac	18,600	11,532
	Kearny Financial	2,577	28,347
	K-Fed Bancorp	1,000	10,850
	MASSBANK	700	27,706
†	Meridian Interstate Bancorp	2,100	20,412
	NASB Financial	314	5,583
	NewAlliance Bancshares	16,052	200,328
	Northwest Bancorp	2,496	54,463
	OceanFirst Financial	1,600	28,880
†	Ocwen Financial	4,779	22,222
†	Oritani Financial	1,274	20,384
	PFF Bancorp	3,218	3,475
	PMI Group	13,600	26,520
	Provident Financial Services	8,581	120,219
	Provident New York Bancorp	5,946	65,763
	Radian Group	14,200	20,590
	Rockville Financial	879	11,040
	Roma Financial	1,435	18,799
	TierOne	2,482	11,392
†	Triad Guaranty	1,465	1,524
	Trustco Bank	9,875	73,273
	United Community Financial	3,890	14,588
†	United Financial Bancorp	3,100	34,627
	ViewPoint Financial	1,600	23,552
	W Holding	13,294	11,300
†	Wauwatosa Holdings	1,430	15,187
	Westfield Financial	5,292	47,893
	WSFS Financial	835	37,241

			2,018,877

	Tobacco–0.21%
†	Alliance One International	14,971	76,502
†	Star Scientific	13,200	15,840

LVIP SSgA Small-Cap Index Fund–23

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Tobacco (continued)
	Universal	4,130	$186,759
	Vector Group	4,287	69,149

			348,250

	Trading Company & Distributors–0.57%
	Aceto	4,300	32,852
	Aircastle	7,600	63,916
	Applied Industrial Technologies	6,109	147,654
†	Beacon Roofing Supply	5,848	62,047
	BlueLinx Holdings	1,746	6,181
†	DXP Enterprises	700	29,148
†	H&E Equipment Services	2,235	26,865
	Houston Wire & Cable	2,875	57,213
†	Interline Brands	4,396	70,028
	Kaman Class A	3,289	74,858
	Lawson Products	479	11,870
†	RSC Holdings	7,582	70,209
†	Rush Enterprises	4,746	56,999
	TAL International Group	2,388	54,303
	Textainer Group Holdings	1,173	22,909
	Watsco	3,466	144,879

			931,931

	Transportation Infrastructure–0.01%
†	CAI International 1,400		24,360

			24,360

	Water Utilities–0.25%
	American States Water	2,474	86,442
†	Cadiz	1,798	28,984
	California Water Service Group	2,751	90,149
	Connecticut Water Service	1,500	33,600
	Consolidated Water	1,976	39,125
	Middlesex Water	2,300	38,157
	SJW	2,134	56,338
	Southwest Water	3,591	35,982

			408,777

	Wireless Telecommunication Services–0.30%
†	Centennial Communications	10,777	75,331
†	FiberTower	14,990	20,986
†	ICO Global Communications Holdings	14,921	48,642
†	iPCS	2,305	68,297
†	Rural Cellular Class A	1,833	81,587
†	Syniverse Holdings	7,998	129,568
†	Terrestar	9,800	39,004
†	USA Mobility	3,218	24,296
†	Virgin Mobile USA	3,624	9,966

			497,677

	Total Common Stock (Cost $199,642,598)		157,494,515
		Principal
		Amount
		(U.S. $)

¥	U.S. TREASURY OBLIGATION–0.16%
	U.S. Treasury Bill 1.943% 9/11/08	$266,000	265,112

	Total U.S. Treasury Obligation (Cost $264,975)		265,112

		Number of
		Shares

	SHORT-TERM INVESTMENT–2.81%
	Money Market Instrument–2.81%
	Dreyfus Cash Management Fund	4,605,137	4,605,137

	Total Short-Term Investment (Cost $4,605,137)		4,605,137

TOTAL VALUE OF SECURITIES–98.94% (Cost $204,512,710)	162,364,764
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.06%	1,748,092

NET ASSETS APPLICABLE TO 9,500,631 SHARES OUTSTANDING–100.00%	$164,112,856

NET ASSET VALUE–LVIP SSGA SMALL-CAP INDEX FUND STANDARD CLASS ($151,033,980 / 8,742,406 Shares)	$17.276

NET ASSET VALUE–LVIP SSGA SMALL-CAP INDEX FUND SERVICE CLASS ($13,078,876 / 758,225 Shares)	$17.249

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$182,594,104
Undistributed net investment income	1,106,880
Accumulated net realized gain on investments	22,867,863
Net unrealized depreciation of investments	(42,455,991)

Total net assets	$164,112,856

†	Non income producing security.

¥	Fully or partially pledged as collateral for financial futures contracts.

^Zero coupon security. The rate shown is the yield at the time of purchase.

LVIP SSgA Small-Cap Index Fund–24

LVIP SSgA Small-Cap Index Fund
Statement of Net Assets (continued)

The following financial futures contracts were outstanding at June 30, 2008:

Financial Futures Contracts1

Contracts	Notional	Notional		Unrealized
to Buy	Cost	Value	Expiration Date	Depreciation

60 Russell E-mini	$4,432,035	$4,150,200	9/19/08	$(281,835)
29 Russell 2000 E-mini	2,032,140	2,005,930	9/19/08	(26,210)

	$6,464,175	$6,156,130		$(308,045)

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes

LVIP SSgA Small-Cap Index Fund–25

LVIP SSgA Small-Cap Index Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,029,641
Income from affiliated investment companies	57,280
Interest	2,596
Other income	52,465
Foreign tax withheld	(191)

1,141,791

EXPENSES:
Management fees	261,457
Accounting and administration expenses	37,190
Reports and statements to shareholders	28,433
Russell 2000 Index fees	15,656
Distribution expenses-Service Class	12,952
Professional fees	11,087
Custodian fees	3,593
Trustees’ fees	1,696
Other	12,677

384,741
Less expense paid indirectly	(98)

Total operating expenses	384,643

NET INVESTMENT INCOME	757,148

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	8,318,988
Futures contracts	(13,273)

Net realized gain	8,305,715
Net change in unrealized appreciation/depreciation of investments	(25,811,537)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(17,505,822)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,748,674)

See accompanying notes

LVIP SSgA Small-Cap Index Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$757,148	$1,481,422
Net realized gain on investments	8,305,715	17,272,668
Net change in unrealized appreciation/depreciation of investments	(25,811,537)	(24,324,322)

Net decrease in net assets resulting from operations	(16,748,674)	(5,570,232)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,098,144)
Service Class	—	(27,824)

	—	(1,125,968)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,334,439	127,578,359
Service Class	7,814,793	8,310,567
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,098,144
Service Class	—	27,824

	20,149,232	137,014,894

Cost of shares repurchased:
Standard Class	(11,616,696)	(27,418,975)
Service Class	(1,313,448)	(563,000)

	(12,930,144)	(27,981,975)

Increase in net assets derived from capital share transactions	7,219,088	109,032,919

NET INCREASE (DECREASE) IN NET ASSETS	(9,529,586)	102,336,719
NET ASSETS:
Beginning of period	173,642,442	71,305,723

End of period (including undistributed net investment income of $1,106,880 and $355,454, respectively)	$164,112,856	$173,642,442

See accompanying notes

LVIP SSgA Small-Cap Index Fund–26

LVIP SSgA Small-Cap Index Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Cap Index Fund Standard Class
	Six Months
	Ended
	6/30/08[2,3]
	(Unaudited)	12/31/07[4]	12/31/06		12/31/05		12/31/04		12/31/03

Net asset value, beginning of period	$19.096	$18.450	$16.316		$14.573		$13.721		$9.778

Income (loss) from investment operations:
Net investment income (loss)[5]	0.083	0.181	(0.044)		(0.090)		(0.100)		(0.080)
Net realized and unrealized gain (loss) on investments	(1.903)	0.590	2.178		1.833		0.952		4.023

Total from investment operations	(1.820)	0.771	2.134		1.743		0.852		3.943

Less dividends and distributions from:
Net investment income	—	(0.125)	—		—		—		—

Total dividends and distributions	—	(0.125)	—		—		—		—

Net asset value, end of period	$17.276	$19.096	$18.450		$16.316		$14.573		$13.721

Total return[6]	(9.53% )	4.18%	13.08%		11.96%		6.21%		40.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$151,034	$166,199	$71,306		$70,150		$67,705		$72,514
Ratio of expenses to average net assets	0.46%	0.52%	0.86%		0.85%		0.87%		0.92%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	0.46%	0.56%	0.86%		0.85%		0.87%		0.92%
Ratio of net investment income (loss) to average net assets	0.94%	1.13%	(0.25%	)	(0.57%	)	(0.69%	)	(0.74%	)
Ratio of net investment income (loss) to average net assets prior to fees waived and expense paid indirectly	0.94%	1.09%	(0.25%	)	(0.57%	)	(0.69%	)	(0.74%	)
Portfolio turnover	38%	119%	222%		133%		125%		112%

[1]	Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Small Company Portfolio (the “JPVF Fund”). The Financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	Commencing April 30, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[4]	Commencing April 30, 2007, Mellon Capital Management Corporation replaced Lord, Abbett & Co. LLC as the Fund’s sub-advisor.

[5]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2008 and the years ended December 31, 2007 and 2006.

[6]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA Small-Cap Index Fund–27

LVIP SSgA Small-Cap Index Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSgA Small-Cap Index Fund Service Class
	Six Months
	Ended	4/30/07[3]
	6/30/08[1,2]	to
	(Unaudited)	12/31/07

Net asset value, beginning of period	$19.090	$20.355

Income (loss) from investment operations:
Net investment income[4]	0.061	0.162
Net realized and unrealized loss on investments	(1.902)	(1.329)

Total from investment operations	(1.841)	(1.167)

Less dividends and distributions from:
Net investment income	—	(0.098)

Total dividends and distributions	—	(0.098)

Net asset value, end of period	$17.249	$19.090

Total return[5]	(9.64% )	(5.73% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,079	$7,443
Ratio of expenses to average net assets	0.71%	0.69%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	0.71%	0.74%
Ratio of net investment income to average net assets	0.69%	1.20%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	0.69%	1.15%
Portfolio turnover	38%	119% [6]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Commencing April 30, 2008, SSgA Funds Management, Inc. replaced Mellon Capital Management Corporation as the Fund’s sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP SSgA Small-Cap Index Fund–28

LVIP SSgA Small-Cap Index Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP SSgA Small-Cap Index Fund (formerly, LVIP Small-Cap Index Fund) (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.32% of average daily net assets of the Fund.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.46% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2009, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Effective May 1, 2008, SSgA Funds Management, Inc. (the “Sub-Advisor”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.03% of the first $500 million of the Fund’s average daily net assets; and 0.02% of the Fund’s average daily net assets in excess of $500 million, subject to annual minimum of $100,000. Prior to May 1, 2008, Mellon Capital Management Corporation served as the Fund’s sub-advisor under a similar fee structure.

LVIP SSgA Small-Cap Index Fund–29

LVIP SSgA Small-Cap Index Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $2,042 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $4,573 and $1,994, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$45,260
Fees Payable to DSC	353
Distribution Fees Payable to LFD	2,740

During the period January 1, 2008 through April 30, 2008, the Fund invested in the Dreyfus Cash Management Fund, an open-end management investment company that was managed by the Fund’s prior Sub-Advisor. For the period January 1, 2008 through April 30, 2008, the Fund received distributions from the Dreyfus Cash Management Fund of $57,280. The Fund still invests in the Dreyfus Cash Management Fund and the Dreyfus Cash Management Fund pays no investment management fees.

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2008, the Fund made purchases of $35,491,771 and sales of $30,666,655 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $204,999,893. At June 30, 2008, net unrealized depreciation was $42,635,129, of which $9,860,627 related to unrealized appreciation of investments and $52,495,756 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 — inputs are quoted prices in active markets
Level 2 — inputs that are observable, directly or indirectly
Level 3 — inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Securities	Derivatives

Level 1	$162,364,764	$—
Level 2	—	(308,045)
Level 3	—	—

Total	$162,364,764	$(308,045)

There were no Level 3 securities at the beginning or end of the period.

LVIP SSgA Small-Cap Index Fund–30

LVIP SSgA Small-Cap Index Fund
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2008. The tax character of dividends and distributions paid during the year ended December 31, 2007 was as follows:

Year Ended
12/31/07

Ordinary income	$1,125,968

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$182,594,104
Undistributed ordinary income	882,086
Undistributed long-term capital gain	7,932,495
Other temporary differences	15,339,300
Unrealized depreciation of investments	(42,635,129)

Net assets	$164,112,856

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of dividends and distributions, tax deferral of losses on wash sales, partnership income and mark-to-market on futures contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of partnership income. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Gain

$(5,722)	$5,722

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07

Shares sold:
Standard Class	698,120	6,148,797
Service Class	442,476	416,755
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	57,546
Service Class	—	1,458

	1,140,596	6,624,556

Shares repurchased:
Standard Class	(658,893)	(1,367,926)
Service Class	(74,161)	(28,303)

	(733,054)	(1,396,229)

Net increase	407,542	5,228,327

7.	Financial Futures Contracts
The Fund may invest in financial futures contracts in order to manage exposures to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract

LVIP SSgA Small-Cap Index Fund–31

LVIP SSgA Small-Cap Index Fund
Notes to Financial Statements (continued)

7.	Financial Futures Contracts (continued)

is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

8.	Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP SSgA Small-Cap Index Fund–32

LVIP SSgA Small-Cap Index Fund
Other Fund Information

Approval of Advisory and Sub-Advisory Agreements

On January 8, 2008, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”), met to consider, among other things, the proposal that SSgA Funds Management, Inc. (“SSgA FM”) become the sub-adviser for the LVIP Small-Cap Index Fund (the “Fund”). The Independent Trustees met in executive session with their independent legal counsel to consider the sub-advisory agreement with SSgA FM.

The Independent Trustees reported that they had reviewed materials provided prior to the meeting by Fund Management, Lincoln Investment Advisors Corporation (“LIAC”) and SSgA FM. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment advisory and sub-advisory agreements and the factors that they should consider in approving such agreements. In considering approval of the agreements, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors and reached the following conclusions with respect to their recommendations to the Board of Trustees. Upon receiving the report of the Independent Trustees, the Board of Trustees adopted the considerations and conclusions of the Independent Trustees.

Sub-Advisory Agreement with SSgA FM

In considering the approval of the proposed sub-advisory agreement between LIAC and SSgA Funds Management, Inc. (“SSgA FM”) on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by SSgA FM under the sub-advisory agreement. The Board noted that the proposed sub-advisory agreement contains substantially the same terms as those in place under the current sub-advisory agreements for the other Lincoln Funds. The Board reviewed the services to be provided by SSgA FM, the background of the investment professionals proposed to service the Fund, the resources and investment process of SSgA FM, its compliance programs and regulatory matters, SSgA FM’s Form ADV and the gross performance of various SSgA FM index products compared to corresponding securities market indexes. The Board noted Fund Management’s representation that LIAC would benefit from operational efficiencies by having all of the Lincoln quantitative and index funds sub-advised by SSgA FM. The Board also considered the responses of SSgA FM to questions posed at its in-person presentation regarding portfolio management and litigation filed against State Street Corporation regarding investments tied to mortgage securities. The Board concluded that the services to be provided by SSgA FM were expected to be acceptable.

With respect to the sub-advisory fees for the Fund, the Board considered that the rate of the proposed sub-advisory fee was negotiated at arm’s length between LIAC and SSgA FM, an unaffiliated third party, and that LIAC would compensate SSgA FM from its fee and concluded the proposed sub-advisory fees were reasonable. In addition, the Board noted that the current sub-advisory fees for the Fund were proposed to remain the same.

Although no information regarding SSgA FM’s estimated profitability as sub-adviser was provided, the Board considered that the sub-advisory fees were negotiated at arm’s length between LIAC and SSgA FM, and that LIAC would compensate SSgA FM from LIAC’s advisory fees. The Board considered other benefits available to SSgA FM because of its proposed relationship to the Fund and considered that SSgA FM may have an enhanced ability to obtain research services through the allocation of fund brokerage.

The Board compared the annual composite performance of the SSgA Russell 2000 Index product for recent calendar years to the performance of the Russell 2000 Index and the LVIP Small-Cap Index Fund for the same periods. The Board noted, however, that the LVIP Small-Cap Index Fund had only recently adopted an index strategy in April 2007 and therefore its comparative performance was less relevant. The Board noted that the SSgA Russell 2000 Index product gross of fees performance was within an acceptable range of the Russell 2000 Index in each period and concluded that SSgA FM’s performance was expected to be acceptable.

Based upon all of the information considered and the conclusions reached, the Board unanimously approved the new sub-advisory agreement with SSgA FM and the fees and other amounts to be paid under the agreement.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Small-Cap Index Fund–33

LVIP SSgA Bond Index Fund

LVIP SSgA Bond Index Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP SSgA Bond Index Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Credit Quality Breakdown	2
Statement of Net Assets	3
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Other Fund Information	15

LVIP SSgA Bond Index Fund

Disclosure
     OF FUND EXPENSES
For the Period May 1, 2008* to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses
The first section of the table, “Actual,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08

Actual*
Standard Class Shares	$1,000.00	$986.10	0.45%	$0.74
Service Class Shares	1,000.00	985.70	0.70%	1.16

Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,022.63	0.45%	$2.26
Service Class Shares	1,000.00	1,021.38	0.70%	3.52

*	The Fund commenced operations on May 1, 2008. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/366 (to reflect the actual since inception).

**	“Expenses Paid During Period” for the hypothetical example are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP SSgA Bond Index Fund–1

LVIP SSgA Bond Index Fund

Sector Allocation and Credit Quality Breakdown
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Agency Mortgage-Backed Securities	37.86%

Agency Obligations	9.56%

Commercial Mortgage-Backed Securities	4.72%

Corporate Bonds	18.29%

Aerospace & Defense	0.35%
Air Freight & Logistics	0.15%
Beverages	0.55%
Capital Markets	2.14%
Chemicals	0.37%
Commercial Banks	0.80%
Communications Equipment	0.15%
Computers & Peripherals	0.10%
Consumer Finance	0.50%
Diversified Financial Services	3.92%
Diversified Telecommunications Services	1.20%
Electric Utilities	1.24%
Electrical Equipment	0.12%
Energy Equipment & Services	0.12%
Food & Staples Retailing	0.40%
Health Care Equipment & Services	0.10%
Health Care Providers & Services	0.49%
Hotels, Restaurants & Leisure	0.27%
Household Products	0.14%
Industrial Conglomerates	0.25%
Insurance	0.59%
Machinery	0.10%
Media	0.68%
Metals & Mining	0.44%
Multiline Retail	0.48%
Oil, Gas & Consumable Fuels	1.15%
Pharmaceuticals	0.56%
Real Estate Investment Trusts	0.23%
Road & Rail	0.31%
Software & Services	0.25%
Wireless Telecommunication Services	0.14%

Non-Agency Asset-Backed Securities	0.49%

Regional Authorities	0.86%

Sovereign Debt	1.44%

Supranational Banks	1.15%

U.S. Treasury Obligations	23.70%

Discounted Commercial Paper	19.81%

Short-Term Investment	4.95%

Total Value of Securities	122.83%

Liabilities Net of Receivables and Other Assets	(22.83%)

Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)

AAA	80.70%
AA	5.79%
A	8.48%
BBB	5.03%

Total	100.00%

LVIP SSgA Bond Index Fund–2

LVIP SSgA Bond Index Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	AGENCY MORTGAGE-BACKED SECURITIES–37.86%
	Fannie Mae S.F. 15 yr TBA
	5.00% 7/1/23	$500,000	$494,375
	6.00% 7/1/23	150,000	153,750
	Fannie Mae S.F. 30 yr TBA
	5.50% 7/1/38	2,000,000	1,971,249
	7.00% 7/1/38	150,000	157,219
	Freddie Mac S.F. 15 yr TBA
	5.50% 7/1/23	500,000	502,656
	Freddie Mac S.F. 30 yr TBA
	5.00% 7/1/38	1,200,000	1,149,750
	6.00% 7/1/38	1,775,000	1,792,749
	6.50% 7/1/38	500,000	515,313
	Government National Mortgage Association S.F. 30 yr TBA
	5.00% 7/1/38	250,000	242,188
	5.50% 7/1/38	250,000	248,750
	6.00% 7/1/38	250,000	253,750
	6.50% 7/15/38	150,000	154,922

	Total Agency Mortgage-Backed Securities (Cost $7,601,835)		7,636,671
	AGENCY OBLIGATIONS–9.56%
	Fannie Mae
	3.00% 4/28/10	25,000	24,942
	5.00% 2/16/12	250,000	259,517
	5.00% 5/11/17	100,000	101,964
	7.125% 1/15/30	100,000	125,072
	Federal Farm Credit Bank
	3.875% 8/25/11	25,000	25,162
	4.10% 5/15/13	25,000	24,817
	Federal Home Loan Bank System
	5.125% 8/14/13	200,000	208,870
	5.375% 8/19/11	350,000	368,473
	Freddie Mac
	3.35% 5/28/10	100,000	100,071
	3.60% 5/20/11	25,000	24,988
	4.00% 6/3/11	25,000	25,025
	4.125% 7/12/10	250,000	254,524
	4.35% 5/20/13	25,000	24,996
	4.875% 2/9/10	250,000	257,321
	5.00% 4/18/17	75,000	76,530
	5.00% 4/30/18	25,000	25,018

	Total Agency Obligations (Cost $1,954,643)		1,927,290
	COMMERCIAL MORTGAGE-BACKED SECURITIES–4.72%
	Goldman Sachs Mortgage Securities II
	Series 2005-GG4 A4 4.761% 7/10/39	245,450	230,293
	Greenwich Capital Commercial Funding
	Series 2007-GG11 A2 5.597% 12/10/49	245,000	238,176
•	Lehman Brothers-UBS Commercial Mortgage Trust
	Series 2007-C6 A4 5.858% 7/15/40	250,000	238,703
	Morgan Stanley Capital I
	Series 2004-T15 A3 5.03% 6/13/41	250,000	245,404

	Total Commercial Mortgage-Backed Securities (Cost $977,560)		952,576
	CORPORATE BONDS–18.29%
	Aerospace & Defense–0.35%
	Boeing 6.125% 2/15/33	20,000	20,305
	Honeywell International 4.25% 3/1/13	25,000	24,671
	United Technologies 5.375% 12/15/17	25,000	25,026

			70,002

	Air Freight & Logistics–0.15%
	United Parcel Service 6.20% 1/15/38	30,000	30,511

			30,511

	Beverages–0.55%
	Coca-Cola Enterprises 8.50% 2/1/12	50,000	56,127
	Diageo Capital 5.75% 10/23/17	30,000	29,662
	Diageo Finance 5.50% 4/1/13	25,000	25,338

			111,127

	Capital Markets–2.14%
	Credit Suisse USA 4.125% 1/15/10	100,000	99,683
	Goldman Sachs Group 5.35% 1/15/16	150,000	143,025
	Lehman Brothers Holdings
	5.625% 1/24/13	100,000	94,744
	6.75% 12/28/17	30,000	28,231
	7.50% 5/11/38	20,000	18,604
	Merrill Lynch 6.875% 4/25/18	50,000	47,669

			431,956

	Chemicals–0.37%
	duPont (E.I.) deNemours 5.25% 12/15/16	25,000	25,161
	Monsanto 5.125% 4/15/18	25,000	24,564
	Rohm & Haas 5.60% 3/15/13	25,000	25,074

			74,799

LVIP SSgA Bond Index Fund–3

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	CORPORATE BONDS (continued)
	Chemicals (continued)
	Commercial Banks–0.80%
	KeyBank 5.80% 7/1/14	$50,000	$42,845
	Wachovia Bank 5.85% 2/1/37	50,000	39,922
	Wells Fargo
	4.20% 1/15/10	50,000	50,163
	5.625% 12/11/17	30,000	29,079

			162,009
	Communications Equipment–0.15%
	Cisco Systems 5.50% 2/22/16	30,000	30,314

			30,314
	Computers & Peripherals–0.10%
	International Business Machines 5.875% 11/29/32	20,000	19,394

			19,394
	Consumer Finance–0.50%
	HSBC Finance 5.25% 1/14/11	100,000	100,300

			100,300
	Diversified Financial Services–3.92%
	Allstate Life Global Funding Trusts 5.375% 4/30/13	50,000	49,856
	Bank of America
	4.50% 8/1/10	75,000	75,009
	5.30% 3/15/17	50,000	45,975
	Citigroup
	5.50% 2/15/17	50,000	45,673
	6.00% 8/15/17	50,000	47,776
•	Citigroup Capital XXI 8.30% 12/21/57	50,000	47,341
	ConocoPhillips Canada Funding I 5.625% 10/15/16	75,000	76,535
	General Electric Capital
	5.25% 10/19/12	75,000	75,803
	5.625% 5/1/18	75,000	72,664
	6.75% 3/15/32	30,000	30,298
	John Deere Capital 7.00% 3/15/12	25,000	26,910
	JPMorgan Chase 4.75% 5/1/13	100,000	97,289
	JPMorgan Chase Bank 6.00% 10/1/17	50,000	48,657
	Oesterreichische Kontrolbank 4.75% 10/16/12	50,000	51,638

			791,424
	Diversified Telecommunications Services–1.20%
	AT&T 8.00% 11/15/31	60,000	69,075
	AT&T Wireless 8.125% 5/1/12	50,000	54,810
	Telecom Italia Capital 5.25% 10/1/15	70,000	64,155
	Verizon Global Funding 7.375% 9/1/12	50,000	53,996

			242,036
	Electric Utilities–1.24%
	Columbus Southern Power 5.50% 3/1/13	50,000	50,075
	Consolidated Edison 6.30% 8/15/37	20,000	19,586
	Georgia Power 5.25% 12/15/15	25,000	24,995
	Midamerican Energy Holdings 6.125% 4/1/36	50,000	48,170
	Progress Energy 7.75% 3/1/31	50,000	57,300
	Virginia Electric & Power 4.75% 3/1/13	50,000	49,256

			249,382
	Electrical Equipment–0.12%
	Emerson Electric 5.25% 10/15/18	25,000	24,695

			24,695
	Energy Equipment & Services–0.12%
	Transocean 6.00% 3/15/18	25,000	25,083

			25,083
	Food & Staples Retailing–0.40%
	CVS Caremark 6.25% 6/1/27	30,000	29,460
	Wal-Mart Stores 4.55% 5/1/13	50,000	50,285

			79,745
	Health Care Equipment & Services–0.10%
	Baxter International 6.25% 12/1/37	20,000	20,120

			20,120
	Health Care Providers & Services–0.49%
	UnitedHealthcare Group 5.25% 3/15/11	100,000	99,599

			99,599
	Hotels, Restaurants & Leisure–0.27%
	Yum Brands 8.875% 4/15/11	50,000	54,078

			54,078
	Household Products–0.14%
	Procter & Gamble 5.55% 3/5/37	30,000	28,935

			28,935

LVIP SSgA Bond Index Fund–4

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)

CORPORATE BONDS (continued)
Household Products (continued)
Industrial Conglomerates–0.25%
General Electric 5.25% 12/6/17	$25,000	$24,077
Philips Electronics 6.875% 3/11/38	25,000	25,894

		49,971
Insurance–0.59%
Ace INA Holdings 5.70% 2/15/17	50,000	48,080
AXA 8.60% 12/15/30	25,000	26,996
MetLife 5.70% 6/15/35	50,000	44,229

		119,305
Machinery–0.10%
Caterpillar 6.05% 8/15/36	20,000	19,931

		19,931
Media–0.68%
Comcast 6.50% 1/15/17	40,000	40,303
News America 6.15% 3/1/37	30,000	27,710
Time Warner 7.70% 5/1/32	30,000	30,799
Time Warner Cable 5.85% 5/1/17	40,000	38,056

		136,868
Metals & Mining–0.44%
Vale Overseas 6.875% 11/21/36	40,000	37,349
Rio Tinto Finance 5.875% 7/15/13	50,000	50,332

		87,681
Multiline Retail–0.48%
Macy’s Retail Holdings 5.35% 3/15/12	50,000	46,498
Target 6.00% 1/15/18	50,000	50,269

		96,767
Oil, Gas & Consumable Fuels–1.15%
Anadarko Petroleum 5.95% 9/15/16	40,000	40,086
Canadian Natural Resources 6.25% 3/15/38	50,000	47,061
Energy Transfer Partners 6.70% 7/1/18	25,000	25,208
Enterprise Products Operating 7.50% 2/1/11	50,000	52,408
Kinder Morgan Energy Partners 5.80% 3/15/35	20,000	17,407
ONEOK Partners 6.15% 10/1/16	50,000	49,350

		231,520
Pharmaceuticals–0.56%
Bristol Myers Squibb 5.45% 5/1/18	50,000	49,416
Lilly (Eli) 5.20% 3/15/17	40,000	40,007
Wyeth 6.00% 2/15/36	25,000	24,325

		113,748
Real Estate Investment Trusts–0.23%
Simon Properties Group 5.25% 12/1/16	50,000	46,011

		46,011
Road & Rail–0.31%
CSX 6.15% 5/1/37	20,000	16,818
Norfolk Southern 7.70% 5/15/17	40,000	44,601

		61,419
Software & Services–0.25%
Oracle 5.00% 1/15/11	50,000	51,004

		51,004
Wireless Telecommunication Services–0.14%
Vodafone Group 5.625% 2/27/17	30,000	28,947

		28,947

Total Corporate Bonds (Cost $3,811,521)		3,688,681
NON-AGENCY ASSET-BACKED SECURITIES–0.49%
Capital Auto Receivables Asset Trust
Series 2008-2 A3A 4.68% 10/15/12	25,000	25,064
Citibank Credit Card Issuance Trust
Series 2004-A8 A8 4.90% 12/12/16	25,000	24,368
Ford Credit Auto Owner Trust
Series 2008-B A4A 4.95% 3/15/13	50,000	49,720

Total Non-Agency Asset-Backed Securities (Cost $98,853)		99,152

LVIP SSgA Bond Index Fund–5

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)

	REGIONAL AUTHORITIES–0.86%
	Canada–0.86%
	Ontario Province 4.95% 6/1/12	$75,000	$77,551
	Quebec Province 7.50% 9/15/29	75,000	96,102

	Total Regional Authorities (Cost $178,189)		173,653
	SOVEREIGN DEBT–1.44%
	Brazil–0.15%
	Republic of Brazil 8.25% 1/20/34	25,000	30,800

			30,800
	Italy–0.53%
	Republic of Italy 5.625% 6/15/12	100,000	106,327

			106,327
	Mexico–0.50%
	Mexican Government 5.625% 1/15/17	100,000	101,300

			101,300
	Sweden–0.26%
	Swedish Export Credit 5.125% 3/1/17	50,000	51,484

			51,484

	Total Sovereign Debt (Cost $297,397)		289,911
	SUPRANATIONAL BANKS–1.15%
	European Investment Bank 5.00% 2/8/10	150,000	154,890
	Inter-American Development Bank 5.125% 9/13/16	50,000	52,549
	International Bank Reconstruction & Development 4.75% 2/15/35	25,000	24,080

	Total Supranational Banks (Cost $234,285)		231,519
	U.S. TREASURY OBLIGATIONS–23.70%
	U.S. Treasury Bonds
	4.75% 2/15/37	20,000	20,659
	6.625% 2/15/27	275,000	344,782
	U.S. Treasury Notes
	2.125% 4/30/10	2,200,000	2,184,702
	3.125% 4/30/13	1,350,000	1,339,137
	3.50% 2/15/18	610,000	587,364
	3.375% 6/30/13	100,000	100,211
	4.375% 2/15/38	100,000	97,500
	4.625% 2/15/17	100,000	105,314

	Total U.S. Treasury Obligations (Cost $4,821,154)		4,779,669
≠	DISCOUNTED COMMERCIAL PAPER–19.81%
	Fairway Finance 2.67% 7/14/08	4,000,000	3,996,143

	Total Discounted Commercial Paper (Cost $3,996,143)		3,996,143
		Number of
		Shares

	SHORT-TERM INVESTMENT–4.95%
	Money Market Instrument–4.95%
	Dreyfus Cash Management Fund	998,514	998,514

	Total Short-Term Investment (Cost $998,514)		998,514

TOTAL VALUE OF SECURITIES–122.83% (Cost $24,970,094)	24,773,779
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(22.83%)	(4,603,926)

NET ASSETS APPLICABLE TO 2,046,157 SHARES OUTSTANDING–100.00%	$20,169,853

NET ASSET VALUE–LVIP SSGA BOND INDEX FUND STANDARD CLASS ($182,753 / 18,532 Shares)	$9.861

NET ASSET VALUE–LVIP SSGA BOND INDEX FUND SERVICE CLASS ($19,987,100 / 2,027,625 Shares)	$9.857

LVIP SSgA Bond Index Fund–6

LVIP SSgA Bond Index Fund
Statement of Net Assets (continued)

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$20,453,877
Undistributed net investment income	79,856
Accumulated net realized loss on investments	(167,565)
Net unrealized depreciation of investments	(196,315)

Total net assets	$20,169,853

•	Variable rate security. The rate shown is the rate as of June 30, 2008.

≠	The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
S.F.–Single Family
TBA–To Be Announced
yr–Year

See accompanying notes

LVIP SSgA Bond Index Fund–7

LVIP SSgA Bond Index Fund
Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

ASSETS:
Investments, at value (Cost $24,970,094)	$24,773,779
Cash	1,261,248
Interest receivable	156,464
Receivables for fund shares sold	161,597
Receivables for securities sold	1,726,576

TOTAL ASSETS	28,079,664

LIABILITIES:
Payables for securities purchased	7,897,548
Payables for fund shares redeemed	13
Due to manager and affiliates	4,283
Other accrued expenses	7,967

TOTAL LIABILITIES	7,909,811

Total net assets	$20,169,853

See accompanying notes

LVIP SSgA Bond Index Fund–8

LVIP SSgA Bond Index Fund
Statement of Operations
May 1, 2008* to June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$102,921

102,921

EXPENSES:
Management fees	13,208
Distribution expenses-Service Class	8,211
Professional fees	5,896
Accounting and administration expenses	2,756
Custodian fees	1,017
Reports and statements to shareholders	707
Trustees’ fees	38
Other	2,027

33,860
Less fees waived	(10,795)

Total operating expenses	23,065

NET INVESTMENT INCOME	79,856

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(167,565)
Net unrealized appreciation/depreciation of investments	(196,315)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(363,880)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(284,024)

*	Date of commencement of operations

See accompanying notes

LVIP SSgA Bond Index Fund
Statement of Changes in Net Assets

5/1/08*
to
6/30/08
(Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$79,856
Net realized loss on investments	(167,565)
Net unrealized appreciation/depreciation of investments	(196,315)

Net decrease in net assets resulting from operations	(284,024)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	183,697
Service Class	20,270,205

20,453,902

Cost of shares repurchased:
Service Class	(25)

(25)

Increase in net assets derived from capital share transactions	20,453,877

NET INCREASE IN NET ASSETS	20,169,853
NET ASSETS:
Beginning of period	—

End of period (including undistributed net investment income of $79,856)	$20,169,853

*	Date of commencement of operations.

See accompanying notes

LVIP SSgA Bond Index Fund–9

LVIP SSgA Bond Index Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP SSgA Bond Index Fund
	Standard Class	Service Class
	5/1/08[1]	5/1/08[1]
	to	to
	6/30/08	6/30/08
	Unaudited	Unaudited

Net asset value, beginning of period	$10.000	$10.000

Income (loss) from investment operations:
Net investment income[2]	0.044	0.040
Net realized and unrealized loss on investments	(0.183)	(0.183)

Total from investment operations	(0.139)	(0.143)

Net asset value, end of period	$9.861	$9.857

Total return[3]	(1.39% )	(1.43% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$183	$19,987
Ratio of expenses to average net assets	0.45%	0.70%
Ratio of expenses to average net assets prior to fees waived	0.78%	1.03%
Ratio of net investment income to average net assets	2.67%	2.42%
Ratio of net investment income to average net assets prior to fees waived	2.34%	2.09%
Portfolio turnover	631%	631%

[1]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes

LVIP SSgA Bond Index Fund–10

LVIP SSgA Bond Index Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP SSgA Bond Index Fund (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek to match as closely as practicable, before fees and expenses, the performance of the Lehman Brothers Aggregate Bond Index. This objective is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Financial futures contracts are valued at the daily quoted settlement price. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Fund intends to to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 1, 2008 through June 30, 2008.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund’s average daily net assets.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.45% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2009, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund. Additionally, LIAC has contractually agreed to waive a portion of its advisory fee through April 30, 2009 as follows: 0.07% of the first $500 million of average daily net assets of the Fund; and 0.12% of the average daily net assets of the Fund in excess of $500 million. The agreements will renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

LVIP SSgA Bond Index Fund–11

LVIP SSgA Bond Index Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

SSgA Funds Management, Inc. (SSgA) (the “Sub-Advisor”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.06% of the first $100 million of the Fund’s average daily net assets; 0.03% of the next $400 million; and 0.02% on average daily net assets in excess of $500 million, subject to a $100,000 minimum.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the period May 1, 2008 through June 30, 2008, the Fund was charged $83 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the period May 1, 2008 through June 30, 2008, fees for administrative and support services amounted to $178 and $1,330, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.25% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$94
Fees Payable to DSC	41
Distribution Fees Payable to LFD	4,148

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

At June 30, 2008, 54% and 98% of the Fund’s Standard Class and Service Class shares, respectively, were owned by Lincoln Life.

3.	Investments
For the period May 1, 2008 through June 30, 2008, the Fund made purchases of $17,777,190 and sales of $18,436,412 of investment securities other than long-term U.S. government securities and short-term investments. For the period May 1, 2008 through June 30, 2008, the Fund made purchases of $7,078,418 and sales of $2,244,306 of long-term U.S. government securities.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $24,971,757. At June 30, 2008, net unrealized depreciation was $197,978, of which $40,020 related to unrealized appreciation of investments and $237,998 elated to unrealized depreciation of investments.

Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1—inputs are quoted prices in active markets
Level 2—inputs that are observable, directly or indirectly
Level 3—inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Securities

Level 1	$5,778,183
Level 2	18,995,596
Level 3	—

Total	$24,773,779

There were no Level 3 securities at the beginning or end of the period.

LVIP SSgA Bond Index Fund–12

LVIP SSgA Bond Index Fund
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the period May 1, 2008 through June 30, 2008.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$20,453,877
Undistributed ordinary income	79,856
Realized losses (5/1/08–6/30/08)	(165,902)
Unrealized depreciation of investments	(197,978)

Net assets	$20,169,853

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

6.	Capital Shares
Transactions in capital shares were as follows:

5/1/08*
to
6/30/08

Shares sold:
Standard Class	18,532
Service Class	2,027,627

2,046,159

Shares repurchased:
Service Class	(2)

(2)

Net increase	2,046,157

*	Date of commencement of operations.

7. Credit and Market Risk
The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of June 30, 2008, there were no Section 4(2) and Rule 144A securities and no securities have been determined to be illiquid securities under the Fund’s Liquidity Procedures.

LVIP SSgA Bond Index Fund–13

LVIP SSgA Bond Index Fund
Notes to Financial Statements (continued)

8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP SSgA Bond Index Fund–14

LVIP SSgA Bond Index Fund
Other Fund Information (Unaudited)

Approval of Advisory and Sub-Advisory Agreements
On January 8, 2008, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”), met to consider, among other things, the organization and offering of the LVIP SSgA Bond Index Fund (the “Fund”) and the appointment of an investment adviser and sub-adviser for the Fund. The Independent Trustees met in executive session with their independent legal counsel to consider the approval of the investment advisory agreement with Lincoln Investment Advisors Corporation (“LIAC”) and the sub-advisory agreement with SSgA Funds Management, Inc. (“SSgA FM”).

The Independent Trustees reported that they had reviewed materials provided prior to the meeting by Fund Management, LIAC and SSgA FM. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment advisory and sub-advisory agreements and the factors that they should consider in approving such agreements. In considering approval of the agreements, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors and reached the following conclusions with respect to their recommendations to the Board of Trustees. Upon receiving the report of the Independent Trustees, the Board of Trustees adopted the considerations and conclusions of the Independent Trustees.

Advisory Agreement with Lincoln Investment Advisors Corporation
In considering the approval of the investment advisory agreement with LIAC for the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel, resources, compliance efforts and oversight of sub-advisers and that LIAC serves as investment adviser for the 31 currently existing funds of the Trust. The Board reviewed the services to be provided by LIAC in serving as investment adviser and overseeing a sub-adviser, information about its oversight and compliance staff, LIAC’s Form ADV, regulatory and compliance matters and considered that LIAC would delegate day-to-day portfolio management responsibility for the Fund to SSgA. The Board also considered that The Lincoln National Life Insurance Company (“Lincoln”) would provide administrative services for the Fund as it does for the 31 existing funds of the Trust and that certain Lincoln personnel would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

The Board reviewed the proposed management fee and estimated expense ratios for the Fund, and noted Fund Management’s agreement to waive a portion of the Fund’s management fee as long as the Fund was sub-advised by SSgA FM at the proposed sub-advisory fee rates and to impose an expense limitation for a period of time for the Fund. The Board also compared the net management fee to the management fees in a Morningstar Peer Group selected by Fund Management and noted that the proposed net management fee was lower than the average of the Morningstar Peer Group. The Board concluded for the Fund that the management fee, together with the management fee waiver and the expense limitation, was reasonable.

The Board also reviewed the pro forma profitability analysis to LIAC with respect to the Fund and concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether the fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. However, because the Fund is newly organized, the Board determined to review economies of scale in the future after the Fund had commenced operations.

The Board reviewed materials provided by Fund Management as to any additional benefits LIAC may receive due to its association with the Fund, and noted that affiliates of LIAC provide various services to other Lincoln Funds and are proposed to provide similar services to the Fund. The Board also noted that Lincoln may be eligible to claim on its tax returns dividends received deductions in connection with dividends received from Lincoln funds by Lincoln holding fund shares on behalf of contract holders.

Based upon all of the information considered and the conclusions reached, the Board unanimously approved the new advisory agreement with LIAC and the fees and other amounts to be paid under the agreement.

Sub-Advisory Agreement with SSgA FM
In considering the approval of the proposed sub-advisory agreement between LIAC and SSgA Funds Management, Inc. (“SSgA FM”) on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by SSgA FM under the sub-advisory agreement. The Board noted that the proposed sub-advisory agreement contains substantially the same terms as those in place under the current sub-advisory agreements for the other Lincoln Funds. The Board reviewed the services to be provided by SSgA FM, the background of the investment professionals proposed to service the Fund, the resources and investment process of SSgA FM, its compliance programs and regulatory matters, SSgA FM’s Form ADV and the gross performance of various SSgA FM index products compared to corresponding securities market indexes. The Board noted Fund Management’s representation that LIAC would benefit from operational efficiencies by having all of the Lincoln quantitative and index funds sub-advised by SSgA FM. The Board also considered the responses of SSgA FM to questions posed at its in-person presentation regarding portfolio management and litigation filed against State Street Corporation regarding investments tied to mortgage securities. The Board concluded that the services to be provided by SSgA FM were expected to be acceptable.

With respect to the sub-advisory fees for the Fund, the Board considered that the rate of the proposed sub-advisory fee was negotiated at arm’s length between LIAC and SSgA FM, an unaffiliated third party, and that LIAC would compensate SSgA FM from its fee and concluded the proposed sub-advisory fees were reasonable.

LVIP SSgA Bond Index Fund–15

LVIP SSgA Bond Index Fund
Other Fund Information (continued)

Although no information regarding SSgA FM’s estimated profitability as sub-adviser was provided, the Board considered that the sub-advisory fees were negotiated at arm’s length between LIAC and SSgA FM, and that LIAC would compensate SSgA FM from LIAC’s advisory fees. The Board considered other benefits available to SSgA FM because of its proposed relationship to the Fund and considered that SSgA FM may have an enhanced ability to obtain research services through the allocation of fund brokerage.

The Board compared the annual composite performance provided by SSgA of its Aggregate Bond Index composite to the Lehman Aggregate Bond Index for recent calendar years and noted that SSgA’s composite performance compared favorably to the Index and concluded that SSgA FM’s performance was expected to be acceptable.

Based upon all of the information considered and the conclusions reached, the Board unanimously approved the new sub-advisory agreement with SSgA FM and the fees and other amounts to be paid under the agreement.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Bond Index Fund–16

LVIP SSgA Funds

LVIP SSgA Funds
SSgA Developed International 150 Fund
SSgA Emerging Markets 100 Fund
SSgA Large Cap 100 Fund
SSgA Small-Mid Cap 200 Fund

each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP SSgA Funds

Index

Disclosure of Fund Expenses	1
Country and Sector Allocations and Top 10 Equity Holdings	3
Statements of Net Assets	7
Statements of Assets and Liabilities	19
Statements of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	22
Notes to Financial Statements	26
Other Fund Information	32

LVIP SSgA Funds

Disclosure
     OF FUND EXPENSES
For the Periods: May 1, 2008* and June 18, 2008** to June 30, 2008

Each Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These examples is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP SSgA Developed International 150 Fund
Expense Analysis of an Inv estment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08

Actual*
Standard Class Shares	$1,000.00	$890.40	0.51%	$0.80
Service Class Shares	1,000.00	890.00	0.76%	1.20

Hypothetical (5% return before expenses)***
Standard Class Shares	$1,000.00	$1,022.33	0.51%	$2.56
Service Class Shares	1,000.00	1,021.08	0.76%	3.82

LVIP SSgA Emerging Markets 100 Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08

Actual**
Standard Class Shares	$1,000.00	$952.80	0.70%	$0.24
Service Class Shares	1,000.00	952.70	0.95%	0.33

Hypothetical (5% return before expenses)***
Standard Class Shares	$1,000.00	$1,021.38	0.70%	$3.52
Service Class Shares	1,000.00	1,020.14	0.95%	4.77

LVIP SSgA Large Cap 100 Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08

Actual**
Standard Class Shares	$1,000.00	$908.60	0.46%	$0.73
Service Class Shares	1,000.00	908.30	0.71%	1.13

Hypothetical (5% return before expenses)***
Standard Class Shares	$1,000.00	$1,022.58	0.46%	$2.31
Service Class Shares	1,000.00	1,021.33	0.71%	3.57

LVIP SSgA Funds–1

LVIP SSgA Funds

Disclosure
     OF FUND EXPENSES (continued)

LVIP SSgA Small-Mid Cap 200 Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08

Actual*
Standard Class Shares	$1,000.00	$899.10	0.46%	$0.73
Service Class Shares	1,000.00	898.70	0.71%	1.12

Hypothetical (5% return before expenses)***
Standard Class Shares	$1,000.00	$1,022.58	0.46%	$2.31
Service Class Shares	1,000.00	1,021.33	0.71%	3.57

*	The Fund commenced operations on May 1, 2008. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/366 (to reflect the actual since inception).

**	The Fund commenced operations on June 18, 2008. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 13/366 (to reflect the actual since inception).

***	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP SSgA Funds–2

LVIP SSgA Developed International 150 Fund

Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2008

Percentage
Country	of Net Assets

Common Stock	97.31%

Australia	9.63%
Austria	1.31%
Belgium	1.90%
Denmark	0.62%
Finland	4.00%
France	11.29%
Germany	6.42%
Hong Kong	2.89%
Ireland	2.06%
Italy	5.93%
Japan	20.06%
Netherlands	4.00%
New Zealand	0.68%
Norway	2.09%
Singapore	0.72%
Spain	2.00%
Sweden	4.95%
Switzerland	2.48%
United Kingdom	14.28%

Preferred Stock	1.50%

Right	0.01%

Short-Term Investment	0.61%

Total Value of Securities	99.43%

Receivables and Other Assets Net of Liabilities	0.57%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Airlines	1.91%
Auto Components	0.59%
Automobiles	3.95%
Beverages	0.76%
Building Products	2.50%
Capital Markets	0.52%
Chemicals	3.43%
Commercial Banks	10.48%
Commercial Services & Supplies	0.61%
Communications Equipment	0.62%
Construction & Engineering	1.94%
Construction Materials	1.81%
Diversified Financial Services	1.36%
Diversified Telecommunication Services	4.61%
Electric Utilities	4.30%
Electrical Equipment	1.39%
Electronic Equipment & Instruments	2.11%
Food & Staples Retailing	1.27%
Food Products	2.48%
Health Care Providers & Services	0.63%
Hotels, Restaurants & Leisure	2.05%
Household Durables	2.02%
Household Products	1.39%
Industrial Conglomerates	2.24%
Insurance	4.94%
Internet & Catalog Retail	0.63%
IT Services	0.73%
Machinery	3.55%
Marine	0.73%
Media	1.88%
Metals & Mining	4.02%
Multiline Retail	0.62%
Multi-Utilities	3.17%
Office Electronics	0.80%
Oil, Gas & Consumable Fuels	7.46%
Paper & Forest Products	1.19%
Pharmaceuticals	4.31%
Real Estate Investment Trusts	2.89%
Real Estate Management & Development	0.58%
Road & Rail	0.65%
Semiconductors & Semiconductor Equipment	1.94%
Specialty Retail	0.64%
Thrifts & Mortgage Finance	0.56%
Trading Companies & Distributors	1.93%
Transportation Infrastructure	0.63%

Total	98.82%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Telstra	1.08%
AGL Energy	0.86%
Koninklijke DSM	0.82%
Ricoh	0.80%
RWE	0.80%
Kubota	0.80%
Ono Pharmaceutical	0.80%
Enterprise Inns	0.79%
Chubu Electric Power	0.79%
Centrica	0.79%

Total	8.33%

LVIP SSgA Funds–3

LVIP SSgA Emerging Markets 100 Fund

Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2008

Percentage
Country	of Net Assets

Common Stock	84.94%

Brazil	2.76%
Chile	1.84%
China	6.64%
Hungary	2.07%
Indonesia	1.89%
Israel	2.98%
Malaysia	3.80%
Mexico	4.81%
Poland	2.98%
Republic of Korea	19.79%
Russia	2.00%
South Africa	9.87%
Taiwan	15.11%
Thailand	1.87%
Turkey	6.53%

Preferred Stock	10.56%

Brazil	7.69%
Republic of Korea	0.94%
Russia	1.93%

Short-Term Investment	4.98%

Total Value of Securities	100.48%

Liabilities Net of Receivables and Other Assets	(0.48%)

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Aerospace & Defense	0.85%
Auto Components	0.93%
Automobiles	2.79%
Beverages	1.89%
Capital Markets	2.82%
Chemicals	3.53%
Commercial Banks	16.36%
Computers & Peripherals	3.87%
Construction & Engineering	0.88%
Construction Materials	1.89%
Containers & Packaging	1.00%
Diversified Financial Services	3.00%
Diversified Telecommunication Services	7.69%
Electric Utilities	1.98%
Food & Staples Retailing	2.82%
Food Products	1.85%
Hotels, Restaurants & Leisure	1.88%
Household Products	0.93%
Independent Power Producers & Energy Traders	1.95%
Industrial Conglomerates	3.85%
Insurance	0.95%
Machinery	0.96%
Marine	1.89%
Metals & Mining	6.93%
Multiline Retail	0.94%
Oil, Gas & Consumable Fuels	8.56%
Paper & Forest Products	1.82%
Pharmaceuticals	2.10%
Semiconductors & Semiconductor Equipment	3.73%
Textiles, Apparel & Luxury Goods	0.96%
Transportation Infrastructure	1.90%
Water Utilities	1.00%
Wireless Telecommunication Services	1.00%

Total	95.50%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Grupo Carso Class A1	1.09%
Cia Paranaense de Energia Class B	1.08%
SeverStal Class S	1.07%
Richter Gedeon	1.06%
Mega Financial Holding	1.06%
KGHM Polska Miedz	1.06%
Nedbank Group	1.05%
COSCO Pacific	1.05%
Teva Pharmaceutical Industries	1.04%
ABSA Group	1.03%

Total	10.59%

LVIP SSgA Funds–4

LVIP SSgA Large Cap 100 Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	98.56%

Aerospace & Defense	1.95%
Automobiles	1.04%
Beverages	0.91%
Building Products	0.94%
Capital Markets	0.82%
Chemicals	2.93%
Commercial Banks	4.17%
Commercial Services & Supplies	1.14%
Communications Equipment	1.01%
Computers & Peripherals	2.15%
Construction & Materials	0.95%
Consumer Finance	0.78%
Diversified Financials	0.68%
Diversified Telecommunications Services	1.96%
Electric Utilities	2.13%
Electrical Equipment	1.90%
Electronic Equipment & Instruments	1.05%
Energy Equipment & Services	1.22%
Food & Staples Retailing	1.02%
Food Products	2.96%
Health Care Providers & Services	7.19%
Hotels, Restaurants & Leisure	1.65%
Household Durables	2.83%
Household Products	1.02%
Industrial Conglomerates	1.88%
Insurance	6.55%
IT Services	3.74%
Leisure Equipment & Products	1.00%
Machinery	3.05%
Media	2.84%
Metals & Mining	1.12%
Multi Utilities	3.23%
Multiline Retail	1.77%
Office Electronics	1.06%
Oil, Gas & Consumable Fuels	10.17%
Paper & Forest Products	0.97%
Pharmaceuticals	3.18%
Real Estate Investment Trusts	1.01%
Road & Rail	1.15%
Semiconductors & Semiconductor Equipment	6.44%
Specialty Retail	1.88%
Textiles, Apparel & Luxury Goods	1.05%
Tobacco	2.07%

Short-Term Investment	2.26%

Total Value of Securities	100.82%

Liabilities Net of Receivables and Other Assets	(0.82%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Electronic Data Systems	1.45%
Spectra Energy	1.27%
Marathon Oil	1.24%
Anadarko Petroleum	1.23%
BJ Services	1.22%
ConocoPhillips	1.20%
Occidental Petroleum	1.18%
Wyeth	1.18%
Computer Sciences	1.17%
McKesson	1.17%

Total	12.31%

LVIP SSgA Funds–5

LVIP SSgA Small-Mid Cap 200 Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	99.18%

Air Freight & Logistics	0.65%
Airlines	0.36%
Auto Components	0.33%
Automobiles	0.36%
Capital Markets	2.69%
Chemicals	2.07%
Commercial Banks	4.61%
Commercial Services & Supplies	3.01%
Communications Equipment	2.80%
Computers & Peripherals	0.54%
Consumer Finance	0.82%
Containers & Packaging	1.99%
Diversified Consumer Services	0.45%
Diversified Telecommunications Services	1.18%
Electric Utilities	2.09%
Electrical Equipment	1.81%
Electronic Equipment & Instruments	8.76%
Energy Equipment & Services	1.22%
Food & Staples Retailing	2.11%
Food Products	1.51%
Health Care Equipment & Supplies	5.88%
Health Care Providers & Services	4.53%
Hotels, Restaurants & Leisure	1.77%
Household Durables	1.91%
Insurance	5.47%
Internet & Catalog Retail	1.15%
Internet Software & Services	0.98%
IT Services	1.61%
Leisure Equipment & Products	0.35%
Life Sciences Tools & Services	1.15%
Machinery	5.11%
Marine	0.52%
Media	2.64%
Metals & Mining	1.48%
Multi Utilities	1.14%
Oil, Gas & Consumable Fuels	5.33%
Paper & Forest Products	0.92%
Pharmaceuticals	1.84%
Real Estate Investment Trusts	2.88%
Semiconductors & Semiconductor Equipment	2.92%
Software	1.53%
Specialty Retail	3.37%
Textiles, Apparel & Luxury Goods	2.29%
Thrift & Mortgage Finance	0.95%
Trading Companies & Distributors	1.41%
Wireless Telecommunication Services	0.69%

Short-Term Investment	1.45%

Total Value of Securities	100.63%

Liabilities Net of Receivables and Other Assets	(0.63%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Gibraltar Industries	0.84%
Jabil Circuit	0.83%
Omnicare	0.71%
Datascope	0.69%
Telephone & Data Systems	0.69%
Rowan	0.67%
ViroPharma	0.67%
National Presto Industries	0.66%
Western Refining	0.65%
Arris Group	0.65%

Total	7.06%

LVIP SSgA Funds–6

LVIP SSgA Developed International 150 Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–97.31%
	Australia–9.63%
	AGL Energy	5,661	$77,556
	Dexus Property Group	41,181	54,446
	Fairfax Media	21,547	60,484
	Foster’s Group	14,102	68,498
	GPT Group	21,283	45,266
	Lend Lease	5,725	52,380
	Macquarie Infrastructure Group	25,587	56,872
	Mirvac Group	17,845	50,605
	Oxiana	21,981	55,386
	Oxiana-New	637	1,593
	Stockland	10,160	52,465
	Suncorp-Metway	5,239	65,451
	Tabcorp Holdings	6,263	58,863
	Telstra	23,950	97,287
	Wesfarmers	1,894	67,683

			864,835

	Austria–1.31%
	OMV	887	69,633
	Wienerberger	1,149	48,249

			117,882

	Belgium–1.90%
	Delhaize Group	800	53,848
	Solvay Class A	454	59,395
	UCB	1,540	56,993

			170,236

	Denmark–0.62%
	Danske Bank	1,925	55,680

			55,680

	Finland–4.00%
	Metso	1,545	70,472
	Neste Oil	2,198	64,785
	Outokumpu	1,418	49,676
	Rautaruukki	1,405	64,286
	Stora Enso Class R	5,387	50,552
	YIT	2,354	59,228

			358,999

	France–11.29%
	Air France-KLM	2,167	51,998
	AXA	1,811	53,778
	BNP Paribas	620	56,170
	Cap Gemini	1,110	65,434
	Casino Guichard Perrachon	531	60,196
	Cie de Saint-Gobain	828	51,808
	Credit Agricole	2,002	40,915
	France Telecom	2,147	63,248
	Lafarge	370	56,736
	Natixis	3,922	43,535
	PPR	503	55,993
	Renault	648	53,156
	Sanofi-Aventis	863	57,654
	Schneider Electric	545	58,874
	SCOR	2,820	64,648
	Societe Generale	566	49,273
	Total	792	67,588
	Vivendi	1,660	62,989

			1,013,993
	Germany–6.42%
	Bayerische Motoren Werke	1,228	59,068
	Celesio	1,555	56,288
	Daimler	861	53,098
	Deutsche Bank	544	46,430
	Deutsche Lufthansa	2,539	54,768
	E.ON	326	65,747
	Henkel KGaA	1,656	62,055
	Hypo Real Estate Holding	1,803	50,446
	Muenchener Rueckversicherungs Class R	348	60,968
	ThyssenKrupp	1,076	67,495

			576,363

	Hong Kong–2.89%
	CLP Holdings	8,249	70,671
	HongKong Electric Holdings	10,500	62,821
	Hutchison Whampoa	6,759	68,134
	MTR	18,500	58,248

			259,874

	Ireland–2.06%
	Allied Irish Banks	3,197	49,325
	Bank of Ireland	4,842	42,106
	CRH	1,712	50,406
	Irish Life & Permanent	4,164	43,337

			185,174

	Italy–5.93%
	Banca Monte dei Paschi di Siena	19,530	55,319
	Banca Popolare di Milano Scarl	5,404	50,711
†	Banco Popolare	3,312	58,822
†	Enel	6,127	58,268
	ENI	1,747	65,190
	Telecom Italia	32,014	64,520
	Telecom Italia-RNC	41,021	66,525
	UniCredit	8,774	53,705
	Unione di Banche Italiane	2,549	59,760

			532,820
	Japan–20.06%
	Asahi Kasei	12,000	62,846
	Astellas Pharma	1,600	67,819
	Chubu Electric Power	2,900	70,748
	Eisai	1,900	67,113
†	JS Group	3,900	61,972
	Kawasaki Heavy Industries	26,000	69,307
	Kawasaki Kisen Kaisha	7,000	65,737
	Kobe Steel	22,000	62,996

LVIP SSgA Funds–7

LVIP SSgA Developed International 150 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Japan (continued)
	Kubota	10,000	$71,869
	Mitsubishi Chemical Holdings	10,000	58,211
	Mitsubishi Materials	14,000	59,869
	Mitsui Chemicals	11,000	54,189
	Murata Manufacturing	1,300	61,225
	Nippon Mining Holdings	11,000	68,902
	Nissan Motor	7,600	62,782
	Omron	3,200	68,723
	Ono Pharmaceutical	1,300	71,634
	Ricoh	4,000	72,191
	Rohm	1,000	57,552
	Sekisui House	7,000	65,342
†	Sojitz	17,400	58,019
	Sumitomo	5,000	65,700
	Sumitomo Electric Industries	5,200	66,026
	Takeda Pharmaceutical	1,300	66,123
	TDK	1,000	59,907
	Tokyo Electron	1,000	57,646
	Toyota Motor	1,300	61,348
†	Yamaha Motor	3,500	65,507

			1,801,303
	Netherlands–4.00%
	Aegon	4,194	55,555
	Corio	722	56,419
	ING Groep CVA	1,767	56,352
	Koninklijke DSM	1,248	73,432
	Koninklijke Philips Electronics	1,779	60,530
	Unilever CVA	2,005	56,918

			359,206

	New Zealand–0.68%
	Telecom Corporation of New Zealand	22,569	61,323

			61,323

	Norway–2.09%
	DnB NOR	4,479	56,989
	Norsk Hydro	4,495	65,666
	Orkla	5,055	64,913

			187,568

	Singapore–0.72%
	Singapore Airlines	6,000	64,822

			64,822

	Spain–2.00%
†	ACS Actividades de Construccion y Servicios	1,127	56,623
	Repsol	1,649	64,986
	Union Fenosa	995	57,997

			179,606
	Sweden–4.95%
	ASSA ABLOY Class B	4,305	62,379
	Electrolux Class B	4,344	55,549
	Skanska Class B	4,039	58,021
	Svenska Cellulosa Class B	3,948	55,894
	Swedbank Class A	2,603	50,361
	Telefonaktiebolaget LM Ericsson Class B	5,313	55,415
	Volvo Class A	4,478	52,986
	Volvo Class B	4,381	53,839

			444,444
	Switzerland–2.48%
	Adecco	1,111	55,139
	Holcim	682	55,245
	STMicroelectronics	5,644	58,749
	Swiss Reinsurance Class R	804	53,558

			222,691

	United Kingdom–14.28%
	Alliance & Leicester	6,512	38,234
	Associated British Foods	3,861	58,374
	Barclays	7,361	42,742
	Barclays Subscription Shares	1,577	298
	BP	5,661	65,770
	BT Group	15,277	60,832
	Carnival	1,699	54,318
	Centrica	11,451	70,710
	Enterprise Inns	8,785	71,046
	GKN	11,850	52,697
	HBOS	7,156	39,378
	Home Retail Group	13,035	56,669
	ITV	50,464	45,034
	Kingfisher	25,629	57,331
	Lloyds TSB Group	7,784	48,222
	Old Mutual	26,350	48,761
	RSA Insurance Group	25,318	63,343
	Royal Bank of Scotland Group	11,410	48,866
	Royal Dutch Shell Class A	1,687	69,359
	Royal Dutch Shell Class B	1,703	68,490
	Tate & Lyle	6,431	50,889
	Unilever	2,000	56,930
	United Utilities	4,705	64,340
	Wolseley	6,634	49,786

			1,282,419

	Total Common Stock (Cost $9,971,008)		8,739,238

LVIP SSgA Funds–8

LVIP SSgA Developed International 150 Fund
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

PREFERRED STOCK–1.50%
Germany–1.50%
Henkel KGaA	1,566	$62,455
RWE	717	71,991

Total Preferred Stock (Cost $134,228)		134,446
RIGHT–0.01%
United Kingdom–0.01%
HBOS	2,862	627

Total Right (Cost $0)		627
SHORT-TERM INVESTMENT–0.61%
Money Market Instrument–0.61%
Dreyfus Cash Management Fund	55,255	55,255

Total Short-Term Investment (Cost $55,255)		55,255

TOTAL VALUE OF SECURITIES–99.43% (Cost $10,160,491)	8,929,566
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.57%	51,200

NET ASSETS APPLICABLE TO 1,009,105 SHARES OUTSTANDING–100.00%	$8,980,766

NET ASSET VALUE–LVIP SSGA DEVELOPED INTERNATIONAL 150 FUND STANDARD CLASS ($89,035 / 10,000 Shares)	$8.904

NET ASSET VALUE–LVIP SSGA DEVELOPED INTERNATIONAL 150 FUND SERVICE CLASS ($8,891,731 / 999,105 Shares)	$8.900

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$10,081,011
Undistributed net investment income	125,101
Accumulated net realized gain on investments	4,957
Net unrealized depreciation of investments and foreign currencies	(1,230,303)

Total net assets	$8,980,766

Securities have been classified by country of origin. Classification by type of business has been presented on page 3.

†	Non income producing security.

CVA–Dutch Certificate

See accompanying notes

LVIP SSgA Funds–9

LVIP SSgA Emerging Markets 100 Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–84.94%-
	Brazil–2.76%
†	Cia de Saneamento Basico do Estado de Sao Paulo	2,815	$71,838
	Empresa Brasileira de Aeronautica	9,235	61,136
	Tele Norte Leste Participacoes	2,307	66,229

			199,203

	Chile–1.84%
	Centro Comerciales Sudamericanos	20,971	63,346
	Empresas CMPC	2,248	69,082

			132,428

	China–6.64% ■
	China Petroleum & Chemical	78,000	73,026
	China Shipping Container Lines	173,000	67,672
	Citic Pacific	18,000	66,370
	COSCO Pacific	46,000	75,397
	Denway Motors	180,000	69,486
	Huaneng Power International	90,000	62,445
	Shanghai Industrial Holdings	22,000	64,613

			479,009

	Hungary–2.07%
	Magyar Telekom Telecommunications	14,909	72,705
	Richter Gedeon	355	76,716

			149,421

	Indonesia–1.89%
	Astra International	33,000	68,899
	International Nickel Indonesia	103,000	67,587

			136,486

	Israel–2.98%
	Bank Hapoalim	15,518	68,638
	Bank Leumi Le-Israel	14,213	70,984
	Teva Pharmaceutical Industries	1,633	74,818

			214,440

	Malaysia–3.80%
	Genting	42,000	71,981
	MISC–Foreign	27,000	68,585
†	Resorts World	80,300	63,896
	Tenaga Nasional	28,000	69,839

			274,301

	Mexico–4.81%
†	Cemex	27,917	69,107
†	Grupo Aeroportuario del Pacifico Class B	20,943	62,038
	Grupo Carso Class A1	16,833	78,507
	Grupo Modelo Class C	13,839	70,435
	Kimberly-Clark de Mexico Class A	16,443	66,963

			347,050

	Poland–2.98%
†	KGHM Polska Miedz	1,624	76,201
†	Polskie Gornictwo Naftowe I Gazowinctwo	44,672	69,800
	Telekomunikacja Polska	7,135	69,100
			215,101

	Republic of Korea–19.79%
	Daegu Bank	5,303	70,437
	Daewoo Engineering & Construction	4,189	63,246
	Dongkuk Steel Mill	1,707	73,565
	GS Holdings	1,640	62,685
	Hana Financial Group	1,680	64,616
	Hyundai Mipo Dockyard	352	68,954
	Hyundai Mobis	831	67,258
	Hyundai Motor	923	62,621
	Hyundai Securities	5,729	69,252
	Industrial Bank of Korea	4,531	69,059
	Kookmin Bank	1,183	69,861
	Korea Exchange Bank	5,229	71,702
	Korea Investment Holdings	1,690	67,584
	KT	1,662	71,070
	Lotte Shopping	227	67,569
	Pusan Bank	5,265	70,435
	SK Holdings	540	66,565
	SK Telecom	397	72,268
†	S-Oil	1,031	66,205
	Woori Finance Holdings	4,165	66,266
	Woori Investment & Securities	3,656	66,378
			1,427,596

	Russia–2.00%
	MMC Norilsk Nickel Class S	266	67,032
	SeverStal Class S	2,939	77,296

			144,328

	South Africa–9.87%
	ABSA Group	7,076	74,065
	Barloworld	6,652	67,921
	FirstRand	43,070	73,112
†	Massmart Holdings	8,697	68,488
	Nedbank Group	6,476	76,002
	RMB Holdings	26,854	71,976
	Sanlam	32,428	68,705
	Standard Bank Group	7,279	70,885
	Telkom	3,978	71,843
	Tiger Brands	3,822	68,781

			711,778

	Taiwan–15.11%
	Acer	36,000	70,925
	China Steel	44,000	67,914
	Compal Electronics	65,000	70,240
†	E.Sun Financial Holdings	131,000	71,212
	Formosa Chemicals & Fibre	31,000	61,075
	Formosa Plastic	26,000	62,702
	Lite-On Technology	68,000	68,441
	Mega Financial Holding	97,000	76,698
†	Nan Ya Plastics	31,000	65,875
†	Novatek Microelectronics	22,000	63,928
†	Pou Chen	79,000	68,972
	Quanta Computer	45,000	69,680
	Siliconware Precision Industries	47,000	69,293

LVIP SSgA Funds–10

LVIP SSgA Emerging Markets 100 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Taiwan (continued)
†	Tung Ho Steel Enterprise	39,000	$70,026
	Uni-President Enterprises	54,000	64,936
	United Microelectronics	128,000	67,894

			1,089,811
	Thailand–1.87%
	PTT	7,500	67,602
	Siam Cement	11,300	67,115

			134,717

	Turkey–6.53%
	Akbank	17,570	60,841
	Anadolu Efes Biracilik Ve Malt Sanayii	7,659	66,304
	Haci Omer Sabanci Holding	20,839	71,140
	Migros Turk	4,350	71,763
	Tupras Turkiye Petrol Rafine	3,144	72,536
†	Turkiye Halk Bankasi	14,223	67,372
	Turkiye Is Bankasi Class C	18,591	60,733

			470,689

	Total Common Stock (Cost $6,461,974)		6,126,358

	PREFERRED STOCK–10.56%
	Brazil–7.69%
	Brasil Telecom Participacoes	4,574	67,353
	Braskem Class A	8,189	65,299
	Centrais Elecricas Brasileiras Class B	4,469	72,973
	Cia Paranaense de Energia Class B	3,860	77,962
	Klabin	19,197	71,987
	Tele Norte Leste Participacoes	2,749	68,438
	Telemar Norte Leste Class A	1,248	68,057
	Votorantim Celulose Papel	2,328	62,300

			554,369

	Republic of Korea–0.94%
	Samsung Electronics	157	67,661
			67,661

	Russia–1.93%
	Surgutneftegaz	124,138	69,517
	Transneft	51	69,870

			139,387

	Total Preferred Stock (Cost $799,750)		761,417

	SHORT-TERM INVESTMENT–4.98%
	Money Market Instrument–4.98%
	Dreyfus Cash Management Fund	359,473	359,473

	Total Short-Term Investment (Cost $359,473)		359,473

TOTAL VALUE OF SECURITIES–100.48% (Cost $7,621,197)	7,247,248
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.48%)	(34,428)

NET ASSETS APPLICABLE TO 757,078 SHARES OUTSTANDING–100.00%	$7,212,820

NET ASSET VALUE–LVIP SSGA EMERGING MARKETS 100 FUND STANDARD CLASS ($95,280 / 10,000 Shares)	$9.528

NET ASSET VALUE–LVIP SSGA EMERGING MARKETS 100 FUND SERVICE CLASS ($7,117,540 / 747,078 Shares)	$9.527

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$7,567,481
Undistributed net investment income	20,946
Net unrealized depreciation of investments and foreign currencies	(375,607)

Total net assets	$7,212,820

Securities have been classified by country of origin. Classification by type of business has been presented on page 4.

†	Non income producing security.

■	Securities listed and traded on the Hong Kong Stock Exchange. The securities have significant business operations in China.

See accompanying notes

LVIP SSgA Funds–11

LVIP SSgA Large Cap 100 Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–98.56%
Aerospace & Defense–1.95%
Northrop Grumman	694	$46,429
Raytheon	798	44,911

		91,340

Automobiles–1.04%
Harley-Davidson	1,335	48,407

		48,407

Beverages–0.91%
Pepsi Bottling Group	1,515	42,299

		42,299

Building Products–0.94%
Masco	2,805	44,123

		44,123

Capital Markets–0.82%
American Capital Strategies	1,609	38,246

		38,246

Chemicals–2.93%
Dow Chemical	1,272	44,406
duPont (E.I.) deNemours	1,044	44,777
PPG Industries	832	47,732

		136,915

Commercial Banks–4.17%
BB&T	1,456	33,154
Fifth Third Bancorp	2,330	23,719
KeyCorp	2,077	22,805
Marshall & Ilsley	2,046	31,365
Regions Financial	2,278	24,853
SunTrust Banks	896	32,453
Wachovia	1,713	26,603

		194,952

Commercial Services & Supplies–1.14%
Waste Management	1,414	53,322

		53,322

Communications Equipment–1.01%
Harris	930	46,956

		46,956

Computers & Peripherals–2.15%
Hewlett-Packard	1,102	48,719
Seagate Technology	2,706	51,766

		100,485

Construction Materials–0.95%
Vulcan Materials	742	44,357

		44,357

Consumer Finance–0.78%
Capital One Financial	964	36,642

		36,642

Diversified Financials–0.68%
Bank of America	1,330	31,747

		31,747

Diversified Telecommunications Services–1.96%
AT&T	1,320	44,471
Verizon Communications	1,327	46,976

		91,447

Electric Utilities–2.13%
Duke Energy	2,789	48,473
Progress Energy	1,216	50,865

		99,338

Electrical Equipment–1.90%
Cooper Industries Class A	1,205	47,597
Rockwell Automation	942	41,194

		88,791

Electronic Equipment & Instruments–1.05%
Tyco Electronics	1,365	48,894

		48,894

Energy Equipment & Services–1.22%
BJ Services	1,787	57,077

		57,077

Food & Staples Retailing–1.02%
Supervalu	1,543	47,663

		47,663

Food Products–2.96%
ConAgra Foods	2,168	41,799
General Mills	845	51,351
Kraft Foods Class A	1,592	45,292

		138,442

Health Care Providers & Services–7.19%
Aetna	1,171	47,461
AmerisourceBergen	1,259	50,347
Cardinal Health	981	50,600
Cigna	1,196	42,326
McKesson	980	54,792
Quest Diagnostics	1,018	49,342
UnitedHealth Group	1,566	41,108

		335,976

Hotels, Restaurants & Leisure–1.65%
Carnival	1,247	41,101
Royal Caribbean Cruises	1,602	35,997

		77,098

Household Durables–2.83%
Fortune Brands	755	47,120
Newell Rubbermaid	2,488	41,774
Whirlpool	702	43,334

		132,228

LVIP SSgA Funds–12

LVIP SSgA Large Cap 100 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Household Products–1.02%
	Kimberly-Clark	798	$47,704

			47,704

	Industrial Conglomerates–1.88%
	3M	664	46,208
	General Electric	1,562	41,690

			87,898

	Insurance–6.55%
	ACE	847	46,661
	Allstate	1,014	46,228
	Cincinnati Financial	1,391	35,331
	CNA Financial	1,905	47,911
	Genworth Financial	2,216	39,467
	Hartford Financial Services Group	717	46,297
	Travelers	1,013	43,964

			305,859

	IT Services–3.74%
†	Computer Sciences	1,171	54,850
	Electronic Data Systems	2,750	67,759
	Fidelity National Information Services	1,416	52,265

			174,874

	Leisure Equipment & Products–1.00%
	Mattel	2,724	46,635

			46,635

	Machinery–3.05%
	Dover	1,032	49,917
	Eaton	581	49,368
	Ingersoll-Rand Class A	1,151	43,082

			142,367

	Media–2.84%
	CBS Class B	2,214	43,151
	Gannett	1,785	38,681
	Time Warner	3,439	50,897

			132,729

	Metals & Mining–1.12%
	Alcoa	1,468	52,290

			52,290

	Multi Utilities–3.23%
	Consolidated Edison	1,228	48,003
	DTE Energy	1,267	53,771
	Xcel Energy	2,455	49,272

			151,046

	Multiline Retail–1.77%
	Macy’s	2,020	39,228
	Penney (J.C.)	1,202	43,621

			82,849

	Office Electronics–1.06%
	Xerox	3,656	49,575

			49,575

	Oil, Gas & Consumable Fuels–10.17%
	Anadarko Petroleum	767	57,402
	Chevron	531	52,638
	ConocoPhillips	593	55,973
	Exxon Mobil	549	48,383
	Marathon Oil	1,120	58,094
	Occidental Petroleum	614	55,174
	Spectra Energy	2,067	59,406
	Sunoco	1,101	44,800
	Valero Energy	1,046	43,074

			474,944

	Paper & Forest Products–0.97%
	International Paper	1,952	45,482

			45,482

	Pharmaceuticals–3.18%
	Lilly (Eli)	1,061	48,976
	Pfizer	2,540	44,374
	Wyeth	1,148	55,058

			148,408

	Real Estate Investment Trusts–1.01%
	Annaly Mortgage Management	3,047	47,259

			47,259

	Road & Rail–1.15%
	Norfolk Southern	857	53,708

			53,708

	Semiconductors & Semiconductor Equipment–6.44%
	Analog Devices	1,585	50,355
	Applied Materials	2,736	52,231
	Intel	2,294	49,275
	KLA-Tencor	1,169	47,590
	Texas Instruments	1,751	49,308
	Xilinx	2,061	52,040

			300,799

	Specialty Retail–1.88%
	Home Depot	1,774	41,547
	Limited Brands	2,758	46,472

			88,019

	Textiles, Apparel & Luxury Goods–1.05%
	VF	687	48,901

			48,901

LVIP SSgA Funds–13

LVIP SSgA Large Cap 100 Fund
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Tobacco–2.07%
Altria Group	2,553	$52,490
Reynolds American	949	44,290

		96,780

Total Common Stock (Cost $5,091,606)		4,604,871

	Number of	Value
	Shares	(U.S. $)

SHORT-TERM INVESTMENT–2.26%
Money Market Instrument–2.26%
Dreyfus Cash Management Fund	105,472	$105,472

Total Short-Term Investment (Cost $105,472)		105,472

TOTAL VALUE OF SECURITIES–100.82% (Cost $5,197,078)	4,710,343
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.82%)	(38,131)

NET ASSETS APPLICABLE TO 514,408 SHARES OUTSTANDING–100.00%	$4,672,212

NET ASSET VALUE–LVIP SSGA LARGE CAP 100 FUND STANDARD CLASS ($103,381 / 11,378 Shares)	$9.086

NET ASSET VALUE–LVIP SSGA LARGE CAP 100 FUND SERVICE CLASS ($4,568,831 / 503,030 Shares)	$9.083

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$5,131,312
Undistributed net investment income	26,477
Accumulated net realized gain on investments	1,158
Net unrealized depreciation of investments	(486,735)

Total net assets	$4,672,212

†	Non income producing security.

See accompanying notes

LVIP SSgA Funds–14

LVIP SSgA Small-Mid Cap 200 Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–99.18%
	Air Freight & Logistics–0.65%
	Pacer International	1,368	$29,426

			29,426

	Airlines–0.36%
	SkyWest	1,307	16,534

			16,534

	Auto Components–0.33%
	Cooper Tire & Rubber	1,938	15,194

			15,194

	Automobiles–0.36%
	Winnebago Industries Class A	1,624	16,549

			16,549

	Capital Markets–2.69%
	Apollo Investment	1,557	22,312
	Ares Capital	2,257	22,750
	Gladstone Capital	1,319	20,102
	Hercules Technology Growth Capital	2,517	22,477
	MCG Capital	3,207	12,764
	Prospect Capital	1,697	22,366

			122,771

	Chemicals–2.07%
	RPM International	1,140	23,484
	Spartech	2,823	26,621
	Valspar	1,157	21,879
	Westlake Chemical	1,521	22,602

			94,586

	Commercial Banks–4.61%
	Banco Latinoamericano de Exportaciones	1,352	21,889
	Banner	1,166	10,331
	Cathay General Bancorp	1,477	16,055
	Citizens Republic Bancorp	3,053	8,609
	Colonial BancGroup	3,094	13,675
	Comerica	723	18,530
	East West Bancorp	1,703	12,023
	Integra Bank	1,743	13,648
	Sterling Financial	2,063	8,541
	Synovus Financial	2,127	18,569
	UCBH Holdings	3,417	7,688
	Umpqua Holdings	1,724	20,912
	WesBanco	1,171	20,083
	Whitney Holding	1,086	19,874

			210,427

	Commercial Services & Supplies–3.01%
	Ennis	1,482	23,193
	Heidrick & Struggles International	842	23,273
	HNI	1,157	20,433
	Ikon Office Solutions	2,300	25,944
	Kelly Services Class A	1,127	21,785
	Steelcase Class A	2,266	22,728

			137,356

	Communications Equipment–2.80%
†	Arris Group	3,495	29,534
	Bel Fuse Class B	963	23,796
	Belden	747	25,308
	Black Box	855	23,247
	Plantronics	1,151	25,690

			127,575

	Computers & Peripherals–0.54%
	Imation	1,075	24,639

			24,639

	Consumer Finance–0.82%
	Advanta Class B	3,249	20,436
	First Marblehead	6,694	17,204

			37,640

	Containers & Packaging–1.99%
	Bemis	967	21,680
	Myers Industries	1,954	15,925
	Temple-Inland	2,151	24,242
	Textainer Group Holdings	1,486	29,022

			90,869

	Diversified Consumer Services–0.45%
	Jackson Hewitt Tax Service	1,697	20,737

			20,737

	Diversified Telecommunications Services–1.18%
	CenturyTel	783	27,867
	Iowa Telecommunications Services	1,467	25,834

			53,701

	Electric Utilities–2.09%
	Great Plains Energy	991	25,052
	Pinnacle West Capital	749	23,047
	Portland General Electric	1,059	23,849
	Westar Energy	1,096	23,575

			95,523

	Electrical Equipment–1.81%
	Baldor Electric	784	27,424
	Regal Beloit	676	28,561
	Smith (A.O.)	811	26,625

			82,610

	Electronic Equipment & Instruments–8.76%
†	Arrow Electronics	926	28,447
†	Avnet	962	26,243
	AVX	1,913	21,636
†	Benchmark Electronics	1,396	22,811
	CTS	2,288	22,994
†	Ingram Micro	1,481	26,288
†	Insight Enterprises	2,089	24,504
	Jabil Circuit	2,315	37,989
	Methode Electronics	2,324	24,286
	Molex	896	21,871

LVIP SSgA Funds–15

LVIP SSgA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Electronic Equipment & Instruments (continued)
	MTS Systems	739	$26,515
	National Instruments	857	24,313
†	Newport	2,205	25,115
	Park Electrochemical	938	22,803
	Technitrol	1,186	20,150
†	Vishay Intertechnology	2,689	23,851

			399,816

	Energy Equipment & Services–1.22%
	Rowan	651	30,434
	Tidewater	391	25,427

			55,861

	Food & Staples Retailing–2.11%
	Ingles Markets Class A	1,091	25,453
	Nash Finch	683	23,406
	Village Super Market Class A	540	20,833
	Weis Markets	820	26,626

			96,318

	Food Products–1.51%
	Cal-Maine Foods	860	28,372
	Del Monte Foods	2,778	19,724
	Smucker (J.M.)	510	20,726

			68,822

	Health Care Equipment & Supplies–5.88%
	Analogic	436	27,499
	Beckman Coulter	384	25,932
	Cooper	720	26,748
	Datascope	670	31,489
	Hill-Rom Holdings	1,002	27,034
	Invacare	1,414	28,902
	Mentor	859	23,897
	STERIS	917	26,373
	Vital Signs	480	27,254
	West Pharmaceutical Services	542	23,458

			268,586

	Health Care Providers & Services–4.53%
	Chemed	745	27,274
†	HealthSpring	1,595	26,924
†	LifePoint Hospitals	834	23,602
	National Healthcare	507	23,236
	Omnicare	1,232	32,303
	Owens & Minor	556	25,404
†	Triple-S Management Class B	1,381	22,579
	Universal Health Services Class B	406	25,667

			206,989

	Hotels, Restaurants & Leisure–1.77%
	Bob Evans Farms	905	25,884
	Boyd Gaming	1,343	16,868
	Ruby Tuesday	3,121	16,853
	Wyndham Worldwide	1,184	21,205

			80,810

	Household Durables–1.91%
	American Greetings Class A	1,407	17,362
	CSS Industries	806	19,521
	Kimball International Class B	2,453	20,311
	National Presto Industries	468	30,037

			87,231

	Insurance–5.47%
	Aspen Insurance Holdings	966	22,865
	Baldwin & Lyons Class B	1,070	18,704
	Endurance Specialty Holdings	678	20,876
	IPC Holdings	873	23,178
	Old Republic International	1,755	20,779
	OneBeacon Insurance Group	1,293	22,718
	Presidential Life	1,498	23,099
	Safety Insurance Group	708	25,240
†	Universal American	2,369	24,211
	Validus Holdings	1,117	23,736
	Zenith National Insurance	684	24,049

			249,455

	Internet & Catalog Retail–1.15%
	FTD Group	1,815	24,194
†	Systemax	1,602	28,275

			52,469

	Internet Software & Services–0.98%
	TheStreet.com	3,216	20,936
	United Online	2,358	23,651

			44,587

	IT Services–1.61%
	Acxiom	2,148	24,681
	Cass Information Systems	739	23,670
†	CIBER	4,083	25,355

			73,706

	Leisure Equipment & Products–0.35%
	Brunswick	1,526	16,176

			16,176

	Life Sciences Tools & Services–1.15%
	Applera-Applied Biosystems Group	784	26,248
	PerkinElmer	945	26,319

			52,567

	Machinery–5.11%
	American Railcar Industries	1,218	20,438
	Barnes Group	960	22,166
	Briggs & Stratton	1,623	20,580
	Cascade	587	24,842
	Mueller Industries	785	25,277
	NACCO Industries Class A	275	20,446

LVIP SSgA Funds–16

LVIP SSgA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Machinery (continued)
	Timken	733	$24,145
	Trinity Industries	835	28,967
	Wabash National	3,032	22,922
	Watts Water Technologies Class A	937	23,331

			233,114

	Marine–0.52%
	Horizon Lines Class A	2,367	23,552

			23,552

	Media–2.64%
	Cinemark Holdings	1,717	22,425
	Courier	1,080	21,686
	Journal Communications Class A	4,414	21,275
	Lee Enterprises	3,178	12,680
	Media General Class A	1,700	20,315
	Meredith	777	21,981

			120,362

	Metals & Mining–1.48%
	Gibraltar Industries	2,410	38,488
	Worthington Industries	1,410	28,905

			67,393

	Multi Utilities–1.14%
	CH Energy Group	710	25,255
	Energy East	1,087	26,870

			52,125

	Oil, Gas & Consumable Fuels–5.33%
	Alon USA Energy	1,806	21,600
	Delek US Holdings	2,276	20,962
	Golar LNG	1,268	19,641
	Knightsbridge Tankers	870	28,023
	Overseas Shipholding Group	335	26,639
	Nordic American Tanker Shipping	753	29,231
	Teekay	552	24,939
	Tesoro	1,002	19,810
	Western Refining	2,516	29,789
	World Fuel Services	1,035	22,708

			243,342

	Paper & Forest Products–0.92%
	Glatfelter	1,742	23,535
	Neenah Paper	1,096	18,314

			41,849

	Pharmaceuticals–1.84%
†	King Pharmaceuticals	2,706	28,332
	Medicis Pharmaceutical Class A	1,213	25,206
†	ViroPharma	2,750	30,415

			83,953

	Real Estate Investment Trusts–2.88%
	Anthracite Capital	3,259	22,943
	Arbor Realty Trust	1,421	12,746
	Capital Trust Class A	942	18,096
	Colonial Properties Trust	1,040	20,821
	Gramercy Capital	1,303	15,102
	HRPT Properties Trust	3,635	24,609
	iStar Financial	1,308	17,279

			131,596

	Semiconductors & Semiconductor Equipment–2.92%
	Cohu	1,463	21,477
†	International Rectifier	1,107	21,254
	Intersil Class A	940	22,861
	Micrel	2,557	23,396
†	RF Micro Devices	7,609	22,066
†	Zoran	1,914	22,394

			133,448

	Software–1.53%
	Broadridge Financial Solutions	1,353	28,481
	Fair Isaac	1,053	21,871
	infoGroup	4,406	19,342

			69,694

	Specialty Retail–3.37%
	Asbury Automotive Group	1,513	19,442
	Cato Class A	1,494	21,275
	Foot Locker	2,009	25,012
	Group 1 Automotive	953	18,936
	Men’s Wearhouse	944	15,378
	OfficeMax	1,379	19,168
	Sonic Automotive Class A	1,241	15,996
	Stage Stores	1,600	18,672

			153,879

	Textiles, Apparel & Luxury Goods–2.29%
	Brown Shoe	1,494	20,244
	Columbia Sportswear	600	22,050
	Jones Apparel Group	1,633	22,454
	Movado Group	1,153	22,829
	Oxford Industries	885	16,948

			104,525

	Thrift & Mortgage Finance–0.95%
	Anchor Bancorp Wisconsin	1,601	11,223
	Corus Bankshares	3,436	14,294
	Webster Financial	967	17,986

			43,503

	Trading Companies & Distributors–1.41%
	Aircastle	1,815	15,264
	Electro Rent	1,881	23,588
	GATX	571	25,312

			64,164

LVIP SSgA Funds–17

LVIP SSgA Small-Mid Cap 200 Fund
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services–0.69%
Telephone & Data Systems	663	$31,340

		31,340

Total Common Stock (Cost $5,061,605)		4,527,369

	Number of	Value
	Shares	(U.S. $)

SHORT-TERM INVESTMENT–1.45%
Money Market Instrument–1.45%
Dreyfus Cash Management Fund	65,899	$65,899

Total Short-Term Investment (Cost $65,899)		65,899

TOTAL VALUE OF SECURITIES–100.63% (Cost $5,127,504)	4,593,268
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.63%)	(28,623)

NET ASSETS APPLICABLE TO 507,918 SHARES OUTSTANDING–100.00%	$4,564,645

NET ASSET VALUE–LVIP SSGA SMALL-MID CAP 200 FUND STANDARD CLASS ($90,066 / 10,017 Shares)	$8.991

NET ASSET VALUE–LVIP SSGA SMALL-MID CAP 200 FUND SERVICE CLASS ($4,474,579 / 497,901 Shares)	$8.987

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$5,072,590
Undistributed net investment income	26,291
Net unrealized depreciation of investments	(534,236)

Total net assets	$4,564,645

†	Non income producing security.

See accompanying notes

LVIP SSgA Funds–18

LVIP SSgA Funds
Statements of Assets and Liabilities
June 30, 2008 (Unaudited)

	LVIP	LVIP	LVIP	LVIP
	SSgA Developed	SSgA Emerging	SSgA Large Cap	SSgA Small-Mid
	International 150 Fund	Markets 100 Fund	100 Fund	Cap 200 Fund

ASSETS:
Investments in unaffiliated companies, at value	$8,929,566	$7,247,248	$4,710,343	$4,593,268
Cash	—	737,698	—	618
Due from manager	1,587	7,459	4,164	2,487
Receivables for fund shares sold	28,810	23,980	44,780	14,320
Foreign currencies	36,305	47,947	—	—
Dividends and interest receivable	48,524	13,969	13,263	13,258

TOTAL ASSETS	9,044,792	8,078,301	4,772,550	4,623,951

LIABILITIES:
Cash overdraft	1,157	—	5,215	—
Payable for securities purchased	54,730	858,288	90,303	54,528
Payable for fund shares redeemed	9	8	35	10
Due to affiliates	2,009	646	1,018	1,034
Other accrued expenses	6,121	6,539	3,767	3,734

TOTAL LIABILITIES	64,026	865,481	100,338	59,306

Total net assets	$8,980,766	$7,212,820	$4,672,212	$4,564,645

Investments, at cost	$10,160,491	$7,621,197	$5,197,078	$5,127,504
Foreign currencies, at cost	$36,141	$47,881	$—	$—

See accompanying notes

LVIP SSgA Funds–19

LVIP SSgA Funds
Statements of Operations

	LVIP	LVIP	LVIP	LVIP
	SSgA Developed	SSgA Emerging	SSgA Large Cap	SSgA Small-Mid
	International 150 Fund	Markets 100 Fund	100 Fund	Cap 200 Fund
	5/1/08*	6/18/08*	5/1/08*	5/1/08*
	to	to	to	to
	6/30/08	6/30/08	6/30/08	6/30/08
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

INVESTMENT INCOME:
Dividends	$130,178	$15,461	$32,138	$32,013
Interest	831	324	200	179
Foreign tax withheld	(16,611)	(1,592)	—	—

	114,398	14,193	32,338	32,192

EXPENSES:
Management fees	12,262	2,824	4,323	5,775
Professional fees	5,287	3,168	5,069	5,115
Distribution expenses-Service Class	4,046	639	2,037	2,051
Custodian fees	1,733	3,123	469	386
Accounting and administration expenses	1,313	1,982	2,645	1,034
Reports and statements to shareholders	687	334	677	677
Trustees’ fees	19	—	10	10
Other	847	667	132	132

	26,194	12,737	15,362	15,180
Less fees waived	(13,810)	(10,284)	(9,501)	(9,279)

Total operating expenses	12,384	2,453	5,861	5,901

NET INVESTMENT INCOME	102,014	11,740	26,477	26,291

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
Investments	4,957	—	1,158	—
Foreign currencies on investments and foreign currencies	23,087	9,206	—	—

Net realized gain	28,044	9,206	1,158	—
Net unrealized appreciation/depreciation on investments and foreign currencies	(1,230,303)	(375,607)	(486,735)	(534,236)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(1,202,259)	(366,401)	(485,577)	(534,236)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,100,245)	$(354,661)	$(459,100)	$(507,945)

*	Date of commencement of operations.

See accompanying notes

LVIP SSgA Funds–20

LVIP SSgA Funds
Statements of Changes in Net Assets

	LVIP	LVIP	LVIP	LVIP
	SSgA Developed	SSgA Emerging	SSgA Large Cap	SSgA Small-Mid
	International 150 Fund	Markets 100 Fund	100 Fund	Cap 200 Fund
	5/1/08*	6/18/08*	5/1/08*	5/1/08*
	to	to	to	to
	6/30/08	6/30/08	6/30/08	6/30/08
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$102,014	$11,740	$26,477	$26,291
Net realized gain on investments and foreign currencies	28,044	9,206	1,158	—
Net unrealized appreciation/depreciation of investments and foreign currencies	(1,230,303)	(375,607)	(486,735)	(534,236)

Net decrease in net assets resulting from operations	(1,100,245)	(354,661)	(459,100)	(507,945)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	100,000	100,000	112,603	100,159
Service Class	9,981,020	7,467,489	5,018,744	4,972,441

	10,081,020	7,567,489	5,131,347	5,072,600

Cost of shares repurchased:
Standard Class	—	—	(22)	—
Service Class	(9)	(8)	(13)	(10)

	(9)	(8)	(35)	(10)

Increase in net assets derived from capital share transactions	10,081,011	7,567,481	5,131,312	5,072,590

NET INCREASE IN NET ASSETS	8,980,766	7,212,820	4,672,212	4,564,645
NET ASSETS:
Beginning of period	—	—	—	—

End of period	$8,980,766	$7,212,820	$4,672,212	$4,564,645

Undistributed net investment income	$125,101	20,946	26,477	26,291

*	Date of commencement of operations.

See accompanying notes

LVIP SSgA Funds–21

LVIP SSgA Developed International 150 Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP SSgA Developed International 150 Fund
	Standard Class	Service Class
	5/1/08[1]	5/1/08[1]
	to	to
	6/30/08	6/30/08
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$10.000	$10.000

Income (loss) from investment operations:
Net investment income[2]	0.106	0.102
Net realized and unrealized loss on investments and foreign currencies	(1.202)	(1.202)

Total from investment operations	(1.096)	(1.100)

Net asset value, end of period	$8.904	$8.900

Total return[3]	(10.96% )	(11.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$89	$8,892
Ratio of expenses to average net assets	0.51%	0.76%
Ratio of expenses to average net assets prior to fees waived	1.36%	1.61%
Ratio of net investment income to average net assets	6.50%	6.25%
Ratio of net investment income to average net assets prior to fees waived	5.65%	5.40%
Portfolio turnover	0.31%	0.31%

[1]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA Funds–22

LVIP SSgA Emerging Markets 100 Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP SSgA Emerging Markets 100 Fund
	Standard Class	Service Class
	6/18/08[1]	6/18/08[1]
	to	to
	6/30/2008	6/30/2008
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$10.000	$10.000

Income (loss) from investment operations:
Net investment income[2]	0.016	0.016
Net realized and unrealized loss on investments and foreign currencies	(0.488)	(0.489)

Total from investment operations	(0.472)	(0.473)

Net asset value, end of period	$9.528	$9.527

Total return[3]	(4.72% )	(4.73% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$95	$7,118
Ratio of expenses to average net assets	0.70%	0.95%
Ratio of expenses to average net assets prior to fees waived	4.68%	4.93%
Ratio of net investment income to average net assets	4.79%	4.54%
Ratio of net investment income to average net assets prior to fees waived	0.81%	0.56%
Portfolio turnover	0%	0%

[1]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA Funds–23

LVIP SSgA Large Cap 100 Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP SSgA Large Cap 100 Fund
	Standard Class	Service Class
	5/1/08[1]	5/1/08[1]
	to	to
	6/30/08	6/30/08
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$10.000	$10.000

Income (loss) from investment operations:
Net investment income[2]	0.057	0.053
Net realized and unrealized loss on investments	(0.971)	(0.970)

Total from investment operations	(0.914)	(0.917)

Net asset value, end of period	$9.086	$9.083

Total return[3]	(9.14% )	(9.17% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$103	$4,569
Ratio of expenses to average net assets	0.46%	0.71%
Ratio of expenses to average net assets prior to fees waived	1.60%	1.85%
Ratio of net investment income to average net assets	3.43%	3.18%
Ratio of net investment income to average net assets prior to fees waived	2.29%	2.04%
Portfolio turnover	6%	6%

[1]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA Funds–24

LVIP SSgA Small-Mid Cap 200 Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP SSgA Small-Mid Cap 200 Fund
	Standard Class	Service Class
	5/1/08[1]	5/1/08[1]
	to	to
	6/30/08	6/30/08
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$10.000	$10.000

Income (loss) from investment operations:
Net investment income[2]	0.057	0.052
Net realized and unrealized loss on investments	(1.066)	(1.065)

Total from investment operations	(1.009)	(1.013)

Net asset value, end of period	$8.991	$8.987

Total return[3]	(10.09% )	(10.13% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$90	$4,475
Ratio of expenses to average net assets	0.46%	0.71%
Ratio of expenses to average net assets prior to fees waived	1.57%	1.82%
Ratio of net investment income to average net assets	3.39%	3.14%
Ratio of net investment income to average net assets prior to fees waived	2.28%	2.03%
Portfolio turnover	0%	0%

[1]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA Funds–25

LVIP SSgA Funds
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP SSgA Developed International 150 Fund, LVIP SSgA Emerging Markets 100 Fund, LVIP SSgA Large Cap 100 Fund, LVIP SSgA Small-Mid Cap 200 Fund (each, a “Fund”, or collectively, the “Funds”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The investment objective of each Fund is to maximize long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Financial futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Funds intend to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Funds may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earning credits for the period ended June 30, 2008.

LVIP SSgA Funds–26

LVIP SSgA Funds
Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Funds’ investment portfolios, including monitoring of the Funds’ investment sub-advisor, and provides certain administrative services to the Funds. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of each Fund’s average daily net assets as follows:

LVIP SSgA	LVIP SSgA
Developed	Emerging	LVIP SSgA	LVIP SSgA
International	Markets	Large Cap	Small-Mid Cap
150 Fund	100 Fund	100 Fund	200 Fund

0.75%	1.09%	0.52%	0.69%

LIAC has contractually agreed to waive a portion of its advisory fee through April 30, 2009 at an annual rate based on each Fund’s average daily net assets as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

On the first $100 million	0.35%	0.69%	0.12%	0.29%
In excess of $100 million	0.43%	0.76%	0.22%	0.39%

The agreement will continue at least through April 30, 2009, and renews automatically for one-year terms unless LIAC provides written notice of termination to the Funds.

SSgA Funds Management, Inc. (SSgA) (the “Sub-Advisor”) is responsible for the day-to-day management of the Funds’ investment portfolios. For these services, LIAC, not the Funds, pays the Sub-Advisor annual fees based on each Fund’s average daily net assets as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

On the first $50 million	0.18%	0.18%	0.18%	0.18%
On the next $50 million	0.10%	0.10%	0.10%	0.10%
On the next $400 million	0.06%	0.06%	0.05%	0.05%
In excess of $500 million	0.04%	0.05%	0.02%	0.02%
Minimum annual fee	$50,000	$50,000	$50,000	$50,000

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Funds. For these services, each Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Funds. For these services, each Fund pays DSC a monthly fee based on average net assets. For the period* ended June 30, 2008, the Funds were charged for these services as follows:

LVIP SSgA	LVIP SSgA
Developed	Emerging	LVIP SSgA	LVIP SSgA
International	Markets	Large Cap	Small-Mid
150 Fund	100 Fund	100 Fund	Cap 200 Fund

$42	$7	$21	$21

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Funds. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the period* ended June 30, 2008, fees for administrative and support services were as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Administration Fees	$91	$17	$45	$46
Support Fees	597	1,859	2,285	672

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust

LVIP SSgA Funds–27

LVIP SSgA Funds
Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net asset of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Funds had receivables due from and liabilities payable to affiliates as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Fees Payable to DSC	$20	$7	$10	$10
Distribution Fees Payable to LFD	1,989	639	1,008	1,024
Receivable from LIAC under expense limitation agreement	1,587	7,459	4,164	2,487

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The compensation of unaffiliated trustees is borne by the Funds.

At June 30, 2008, Lincoln Life owned shares of the Standard Class and Service Class shares of the Funds as follows:

	LIVP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	200 Fund

Standard Class shares	100.00%	100.00%	87.87%	99.83%
Service Class shares	99.09%	99.05%	97.41%	98.41%

*	LVIP SSgA Developed International 150 Fund, LVIP SSgA Large Cap 100 Fund and LVIP SSgA Small-Mid Cap 200 Fund commenced operations on May 1, 2008. LVIP SSgA Emerging Markets 100 Fund commenced operations on June 18, 2008.

3. Investments
For the period* ended June 30, 2008, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Purchases	$388,398	$7,261,724	$284,226	$183,935
Sales	4,957	—	51,368	8

*	LVIP SSgA Developed International 150 Fund, LVIP SSgA Large Cap 100 Fund and LVIP SSgA Small-Mid Cap 200 Fund commenced operations on May 1, 2008. LVIP SSgA Emerging Markets 100 Fund commenced operations on June 18, 2008.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Cost of investments	$10,160,491	$7,621,197	$5,197,078	$5,127,504

Aggregate unrealized appreciation	$65,730	$32,844	$79,591	$139,174
Aggregate unrealized depreciation	(1,296,655)	(406,793)	(566,326)	(673,410)

Net unrealized depreciation	$(1,230,925)	$(373,949)	$(486,735)	$(534,236)

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

LVIP SSgA Funds–28

LVIP SSgA Funds
Notes to Financial Statements (continued)

3. Investments (continued)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1—inputs are quoted prices in active markets
Level 2—inputs that are observable, directly or indirectly
Level 3—inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Funds’ investments by the FAS 157 fair value hierarchy levels on the previous page as of June 30, 2008:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund
	Securities	Securities	Securities	Securities

Level 1	$8,929,268	$7,247,248	$4,710,343	$4,593,268
Level 2	298	—	—	—
Level 3	—	—	—	—

Total	$8,929,566	$7,247,248	$4,710,343	$4,593,268

There were no Level 3 securities at the beginning or end of the period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the period* ended June 30, 2008.

*	LVIP SSgA Developed International 150 Fund, LVIP SSgA Large Cap 100 Fund and LVIP SSgA Small-Mid Cap 200 Fund commenced operations on May 1, 2008. LVIP SSgA Emerging Markets 100 Fund commenced operations on June 18, 2008.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

	LVIP SSgA	LVIP SSgA
	Developed	Emerging	LVIP SSgA	LVIP SSgA
	International	Markets	Large Cap	Small-Mid
	150 Fund	100 Fund	100 Fund	Cap 200 Fund

Shares of beneficial interest	$10,081,011	$7,567,481	$5,131,312	$5,072,590
Undistributed ordinary income	130,058	20,946	26,477	26,291
Undistributed long-term capital gain	—	—	1,158	—
Unrealized depreciation of investments	(1,230,303)	(375,607)	(486,735)	(534,236)

Net assets	$8,980,766	$7,212,820	$4,672,212	$4,564,645

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	LVIP SSgA	LVIP SSgA
	Developed	Emerging
	International	Markets
	150 Fund	100 Fund

Undistributed net investment income	$23,087	$9,206
Accumulated net realized gain (loss)	(23,087)	(9,206)

LVIP SSgA Funds–29

LVIP SSgA Funds
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	LVIP	LVIP	LVIP	LVIP
	SSgA Developed	SSgA Emerging	SSgA Large Cap	SSgA Small-Mid
	International 150 Fund	Markets 100 Fund	100 Fund	Cap 200 Fund
	5/1/08*	6/18/08*	5/1/08*	5/1/08*
	to	to	to	to
	6/30/08	6/30/08	6/30/08	6/30/08

Shares sold:
Standard Class	10,000	10,000	11,380	10,017
Service Class	999,106	747,079	503,032	497,902

	1,009,106	757,079	514,412	507,919

Shares repurchased:
Standard Class	—	—	(2)	—
Service Class	(1)	(1)	(2)	(1)

	(1)	(1)	(4)	(1)

Net increase	1,009,105	757,078	514,408	507,918

*	Commencement of operations.

7. Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange contracts as away of managing foreign exchange rate risk. The Funds may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No foreign currency exchange contracts were outstanding at June 30, 2008.

8. Financial Futures Contracts
The Funds may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates or with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. A futures contract is an agreement to buy or sell an underlying instrument at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contract is closed. When the contract are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into index futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. No futures contracts were outstanding at June 30, 2008.

9. Market Risk
Some countries in which the LVIP SSgA Developed International 150 Fund and the LVIP SSgA Emerging Markets 100 Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

The LVIP SSgA Small-Mid Cap 200 Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

LVIP SSgA Funds–30

LVIP SSgA Funds
Notes to Financial Statements (continued)

10. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

LVIP SSgA Funds–31

LVIP SSgA Funds
Other Fund Information (Unaudited)

Approval of Advisory and Sub-Advisory Agreements

On January 8, 2008, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”), met to consider, among other things, the organization and offering of the LVIP SSgA Developed International 150 Fund, the LVIP SSgA Emerging Markets 100 Fund, the LVIP SSgA Large Cap 100 Fund, the LVIP SSgA Large Cap 100 Fund, and the LVIP SSgA Small-Mid Cap 200 Fund (the “Funds”) and the appointment of an investment adviser and sub-adviser for the Funds. The Independent Trustees met in executive session with their independent legal counsel to consider the approval of the investment advisory agreement with Lincoln Investment Advisors Corporation (“LIAC”) and the sub-advisory agreement with SSgA Funds Management, Inc. (“SSgA FM”).

The Independent Trustees reported that they had reviewed materials provided prior to the meeting by Fund Management, LIAC and SSgA FM. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment advisory and sub-advisory agreements and the factors that they should consider in approving such agreements. In considering approval of the agreements, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors and reached the following conclusions with respect to their recommendations to the Board of Trustees. Upon receiving the report of the Independent Trustees, the Board of Trustees adopted the considerations and conclusions of the Independent Trustees.

Advisory Agreement with Lincoln Investment Advisors Corporation

In considering the approval of the investment advisory agreement with LIAC for each Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel, resources, compliance efforts and oversight of sub-advisers and that LIAC serves as investment adviser for the 31 currently existing funds of the Trust. The Board reviewed the services to be provided by LIAC in serving as investment adviser and overseeing a sub-adviser, information about its oversight and compliance staff, LIAC’s Form ADV, regulatory and compliance matters and considered that LIAC would delegate day-to-day portfolio management responsibility for each Fund to SSgA FM. The Board also considered that The Lincoln National Life Insurance Company (“Lincoln”) would provide administrative services for each Fund as it does for the 31 existing funds of the Trust and that certain Lincoln personnel would also be providing services to the Funds on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

The Board reviewed the proposed management fee and estimated expense ratios for each Fund, and noted Fund Management’s agreement to waive a portion of each Fund’s management fee as long as the Funds were sub-advised by SSgA FM at the proposed sub-advisory fee rates and to impose an expense limitation for a period of time for each of the Funds. The Board also compared the net management fee to the management fees in a Morningstar Peer Group selected by Fund Management and noted that the proposed net management fee was lower than the average of the Morningstar Peer Group. The Board concluded for each Fund that the management fee, together with the management fee waiver and the expense limitation, was reasonable.

The Board also reviewed the pro forma profitability analysis to LIAC with respect to each Fund and concluded that the estimated profitability of LIAC in connection with the management of each Fund was not unreasonable.

The Board considered the extent to which economies of scale would be realized as each Fund grows and whether the fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. However, because each Fund is newly organized, the Board determined to review economies of scale in the future after each Fund had commenced operations.

The Board reviewed materials provided by Fund Management as to any additional benefits LIAC may receive due to its association with the Funds, and noted that affiliates of LIAC provide various services to other Lincoln Funds and are proposed to provide similar services to each Fund. The Board also noted that Lincoln may be eligible to claim on its tax returns dividends received deductions in connection with dividends received from Lincoln funds by Lincoln holding fund shares on behalf of contract holders.

Based upon all of the information considered and the conclusions reached, the Board unanimously approved the new advisory agreement with LIAC and the fees and other amounts to be paid under the agreement.

Sub-Advisory Agreement with SSgA FM

In considering the approval of the proposed sub-advisory agreement between LIAC and SSgA Funds Management, Inc. (“SSgA FM”) on behalf of each of the Funds, the Board considered the nature, extent and quality of services to be provided by SSgA FM under the sub-advisory agreement. The Board noted that the proposed sub-advisory agreement contains substantially the same terms as those in place under the current sub-advisory agreements for the other Lincoln Funds. The Board reviewed the services to be provided by SSgA FM, the background of the investment professionals proposed to service the Funds, the resources and investment process of SSgA FM, its compliance programs and regulatory matters, SSgA FM’s Form ADV and the gross performance of various SSgA FM index products compared to corresponding securities market indexes. The Board noted Fund Management’s representation that LIAC would benefit from operational efficiencies by having all of the Lincoln quantitative and index funds sub-advised by SSgA FM. The Board also considered the responses of SSgA FM to questions posed at its in-person presentation regarding portfolio management and litigation filed against State Street Corporation regarding investments tied to mortgage securities. The Board concluded that the services to be provided by SSgA FM were expected to be acceptable.

With respect to the sub-advisory fees for the Funds, the Board considered that the rate of the proposed sub-advisory fee was negotiated at arm’s length between LIAC and SSgA FM, an unaffiliated third party, and that LIAC would compensate SSgA FM from its fee and concluded the proposed sub-advisory fees were reasonable.

LVIP SSgA Funds–32

LVIP SSgA Funds
Other Fund Information (continued)

Although no information regarding SSgA FM’s estimated profitability as sub-adviser was provided, the Board considered that the sub-advisory fees were negotiated at arm’s length between LIAC and SSgA FM, and that LIAC would compensate SSgA FM from LIAC’s advisory fees. The Board considered other benefits available to SSgA FM because of its proposed relationship to the Fund and considered that SSgA FM may have an enhanced ability to obtain research services through the allocation of fund brokerage.

The Board noted the materials provided by SSgA FM indicating its significant experience in developing and managing indexing strategies and considered SSgA FM’s representation that it has the capability to create virtually any customized passive equity product. The Board also noted that SSgA FM does not currently manage any accounts whose mandates are similar to the rules-based strategies proposed for the Funds, and considered that SSgA FM had developed the proposed strategies in response to LIAC’s request to create custom strategies, and thus there was no comparable performance with which to measure SSgA FM. The Board did review SSgA’s total return performance for four composite index strategies versus the respective benchmark indexes, and related portfolio turnover and execution costs and concluded that SSgA FM’s performance was expected to be acceptable.

Based upon all of the information considered and the conclusions reached, the Board unanimously approved the new sub-advisory agreement with SSgA FM and the fees and other amounts to be paid under the agreement.

The Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA Funds–33

LVIP SSgA International Index Fund

LVIP SSgA International Index Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP SSgA International Index Fund

Index

Disclosure of Fund Expenses	1
Country and Sector Allocations and Top 10 Equity Holdings	2
Statement of Net Assets	4
Statement of Operations	12
Statement of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Other Fund Information	18

LVIP SSgA International Index Fund

Disclosure
     OF FUND EXPENSES
For the Period May 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 30, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08

Actual*
Standard Class Shares	$1,000.00	$927.00	0.45%	$0.72
Service Class Shares	1,000.00	926.60	0.70%	1.12

Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,022.63	0.45%	$2.26
Service Class Shares	1,000.00	1,021.38	0.70%	3.52

*	The Fund commenced operations on May 1, 2008. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/366 (to reflect the actual since inception).

**	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP SSgA International Index Fund–1

LVIP SSgA International Index Fund

Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2008

Percentage
Country	of Net Assets

Common Stock	96.59%

Australia	6.78%
Austria	0.61%
Belgium	1.04%
Bermuda	0.07%
Denmark	0.94%
Finland	1.54%
France	9.62%
Germany	8.68%
Greece	0.67%
Hong Kong	1.87%
Ireland	0.64%
Italy	3.74%
Japan	19.62%
Luxembourg	0.75%
Netherlands	2.73%
New Zealand	0.07%
Norway	1.12%
Portugal	0.28%
Singapore	0.98%
Spain	3.98%
Sweden	2.13%
Switzerland	7.54%
United Kingdom	21.14%
United States	0.05%

Preferred Stock	0.40%

Rights	0.00%

Short-Term Investment	1.59%

Total Value of Securities	98.58%

Receivables and Other Assets Net of Liabilities	1.42%

Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Aerospace & Defense	0.61%
Air Freight & Logistics	0.39%
Airlines	0.14%
Auto Components	0.68%
Automobiles	3.35%
Beverages	1.41%
Biotechnology	0.21%
Building Products	0.56%
Capital Markets	2.20%
Chemicals	3.04%
Commercial Banks	13.26%
Commercial Services & Supplies	0.79%
Communications Equipment	1.17%
Computers & Peripherals	0.45%
Construction & Engineering	0.80%
Construction Materials	0.50%
Consumer Finance	0.15%
Containers & Packaging	0.09%
Distributors	0.09%
Diversified Financial Services	1.37%
Diversified Telecommunications Services	3.92%
Electric Utilities	3.83%
Electrical Equipment	1.57%
Electronic Equipment & Instruments	1.18%
Energy Equipment & Services	0.65%
Food & Staples Retailing	2.05%
Food Products	2.70%
Gas Utilities	0.50%
Health Care Equipment & Supplies	0.53%
Health Care Providers & Services	0.17%
Hotels, Restaurants & Leisure	0.73%
Household Durables	1.06%
Household Products	0.50%
Independent Power Producers & Energy Traders	0.23%
Industrial Conglomerates	1.58%
Insurance	4.57%
Internet & Catalog Retail	0.07%
Internet Software & Services	0.05%
IT Services	0.20%
Leisure Equipment & Products	0.19%
Life Science Tools & Services	0.06%
Machinery	1.99%
Marine	0.49%
Media	1.35%
Metals & Mining	7.24%
Multiline Retail	0.25%
Multi-Utilities	1.93%
Office Electronics	0.63%
Oil, Gas & Consumable Fuels	8.46%
Paper & Forest Products	0.25%
Personal Products	0.41%
Pharmaceuticals	6.09%
Real Estate Investment Trusts	1.10%
Real Estate Management & Development	1.48%
Road & Rail	0.83%
Semiconductors & Semiconductor Equipment	0.44%

LVIP SSgA International Index Fund–2

LVIP SSgA International Index Fund
Country and Sector Allocations and Top 10 Equity Holdings (continued)

Percentage
Sector	of Net Assets

Software	0.81%
Specialty Retail	0.55%
Textiles, Apparel & Luxury Goods	0.81%
Tobacco	0.95%
Trading Companies & Distributors	1.27%
Transportation Infrastructure	0.29%
Water Utilities	0.06%
Wireless Telecommunication Services	1.71%

Total	96.99%

Holdings are for informational purposes only and are subject to change at any time.
They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

BP	1.72%
Total	1.44%
HSBC Holdings	1.44%
Nestle	1.39%
Vodafone Group	1.24%
BHP Billiton	1.15%
Royal Dutch Shell Class A	1.14%
Novartis	1.05%
Toyota Motor	1.04%
Roche Holding	1.04%

Total	12.65%

LVIP SSgA International Index Fund–3

LVIP SSgA International Index Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–96.59%Δ
	Australia–6.78%
	AGL Energy	781	$10,700
	Alumina	1,973	8,960
	Amcor	1,563	7,562
	AMP	3,043	19,504
	ASX	303	9,115
	Australia & New Zealand Banking Group	2,897	51,957
	AXA Asia Pacific Holdings	1,568	7,030
	BHP Billiton	5,111	213,980
	BlueScope Steel	1,267	13,765
	Brambles	2,333	19,513
	Coca-Cola Amatil	994	6,676
	Commonwealth Bank of Australia	2,026	77,969
	Computershare	891	7,862
†	Crown	825	7,343
	CSL	872	29,824
	Dexus Property Group	5,379	7,112
	Farifax Media	2,326	6,529
†	Fortescue Metals Group	2,120	24,170
	Foster’s Group	3,230	15,689
	Goodman Group	2,572	7,614
	GPT Group	3,663	7,791
	Incitec Pivot	85	15,065
	Insurance Australia Group	3,174	10,552
	Leighton Holdings	245	11,936
	Lend Lease	673	6,158
	Macquarie Group	437	20,364
	Macquarie Infrastructure Group	4,286	9,526
	Mirvac Group	1,978	5,609
	National Australia Bank	2,507	63,649
	Newcrest Mining	740	20,772
	OneSteel	1,376	9,808
	Orica	521	14,625
	Origin Energy	1,479	22,841
	Oxiana	5,445	13,719
	QBE Insurance Group	1,404	30,130
	Rio Tinto	443	57,508
	Santos	985	20,242
	Sims Group	277	11,064
	Sonic Healthcare	585	8,155
	St. George Bank	815	21,168
	Stockland	2,426	12,528
	Suncorp-Metway	1,525	19,052
	TABCORP Holdings	934	8,778
	Telstra	7,466	30,328
	Toll Holdings	1,039	5,992
	Transurban Group	1,878	7,611
	Wesfarmers	999	35,700
†	Wesfarmers–PPS	263	9,482
	Westfield Group	2,732	42,611
	Westpac Banking	2,884	55,260
	Woodside Petroleum	756	48,889
	Woolworths	1,893	44,342
	WorleyParsons	266	9,648

			1,263,777
	Austria–0.61%
	Erste Bank der Oesterreichischen Sparkassen	308	19,175
†	Immoeast	783	6,941
	IMMOFINANZ	828	8,539
	Oest Elettrizitatswirts Class A	135	12,099
	OMV	270	21,196
	Raiffeisen International Bank Holding	91	11,630
	Telekom Austria	584	12,671
	Voestalpine	194	15,929
	Wienerberger	147	6,173

			114,353
	Belgium–1.04%
	Belgacom	288	12,425
	Colruyt	31	8,191
	Delhaize Group	170	11,443
	Dexia	848	13,565
	Fortis	3,218	51,478
	Groupe Bruxelles Lambert	134	15,952
	InBev	295	20,474
	KBC Groep	253	28,096
	Solvay Class A	106	13,867
	UCB	200	7,402
	Umicore	218	10,778

			193,671
	Bermuda–0.07%
	Seadrill	440	13,456

			13,456

	Denmark–0.94%
	A. P. Moller–Maersk	2	24,491
	Carlsberg Class B	200	19,318
	Danske Bank	700	20,247
	DSV	400	9,585
	FLSmidth & Co.	100	10,979
†	Jyske Bank	102	6,084
	Novo Nordisk Class B	750	49,089
	Novozymes Class B	100	9,036
†	Vestas Wind Systems	200	26,181

			175,010
	Finland–1.54%
	Fortum	709	36,012
	Kone Class B	269	9,462
	Metso	200	9,123
†	Neste Oil	244	7,192
	Nokia	6,000	146,334
	Nokian Renkaat	190	9,124
	Outokumpu	200	7,007

LVIP SSgA International Index Fund–4

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Finland (continued)
	Rautaruukki	200	$9,151
	Sampo Class A	708	17,892
	Stora Enso Class R	1,000	9,384
	UPM-Kymmene	875	14,328
	Wartsila	100	6,290
	YIT	244	6,139

			287,438
	France–9.62%
	Accor	312	20,843
	ADP	65	6,083
	Air France-KLM	254	6,095
	Air Liquide	408	53,891
	Alcatel-Lucent	3,710	22,548
†	Alstom	154	35,564
†	Atos Origin	129	7,143
	AXA	2,447	72,664
	BNP Paribas	1,250	113,245
	Bouygues	359	23,831
	Cap Gemini	233	13,735
	Carrefour	927	52,486
	Casino Guichard Perrachon	78	8,842
	Cie de Saint-Gobain	442	27,656
†	Cie Generale de Geophysique-Veritas	225	10,646
	Cie Generale des Etablissements Michelin Class B	232	16,672
	CNP Assurances	80	9,039
	Credit Agricole	1,387	28,339
	Dassault Systemes	113	6,889
	EDF	293	27,837
	Essilor International	323	19,753
	France Telecom	2,809	82,749
	Gaz de France	320	20,567
	Groupe Danone	676	47,471
	Hermes International	115	18,107
	Klepierre	129	6,500
	Lafarge	231	35,422
	Lagardere	213	12,130
	L’Oreal	387	42,105
	LVMH Moet Hennessy Vuitton	384	40,255
	Pernod-Ricard	278	28,561
	Peugeot	251	13,630
	PPR	128	14,249
	Publicis Groupe	252	8,166
	Renault	294	24,117
	Sanofi-Aventis	1,564	104,484
	Schneider Electric	346	37,377
	SCOR	327	7,496
	Societe Generale	720	62,679
	Sodexo	167	10,970
	Suez	1,593	108,453
†	Technip	170	15,736
	Thales	157	8,949
	Total	3,150	268,813
	Unibail-Rodamco	105	24,289
	Vallourec	78	27,376
	Veolia Environnement	551	30,911
	Vinci	640	39,300
	Vivendi	1,797	68,188

			1,792,851
	Germany–8.68%
	Adidas	331	20,914
	Allianz	688	121,119
	BASF	1,504	103,318
	Bayer	1,100	92,382
	Bayerische Motoren Werke	484	23,281
	Beiersdorf	151	11,129
	Celesio	162	5,864
	Commerzbank	984	29,235
	Continental	245	24,997
	Daimler	1,440	88,877
	Deutsche Bank	772	66,160
	Deutsche Boerse	313	35,335
	Deutsche Lufthansa	399	8,607
	Deutsche Post	1,231	32,039
	Deutsche Telekom	4,350	71,367
†	Duetsche Postbank	141	12,359
	E.ON	949	191,392
	Fresenius Medical Care	315	17,324
†	GEA Group	281	9,888
	Henkel	193	7,232
	Hochtief	78	7,737
	Hypo Real Estate Holding	344	9,625
†	Infineon Technologies	1,295	11,133
	K+S	60	34,482
	Linde	193	27,161
	MAN	181	20,063
	Merck	108	15,319
	Metro	265	16,944
	Muenchener Rueckversicherungs	321	56,237
†	Q-Cells	86	8,723
	RWE	686	86,355
	Salzgitter	69	12,635
	SAP	1,348	70,337
	Siemens	1,326	146,396
	Solarworld	153	7,256
	ThyssenKrupp	568	35,630
	TUI	374	8,668
	Volkswagen	244	70,228

			1,617,748
	Greece–0.67%
	Alpha Bank	650	19,650
	Coca-Cola Hellenic Bottling	280	7,627
	EFG Eurobank Ergasias	520	12,363
	Hellenic Telecommunications Organization	460	11,588

LVIP SSgA International Index Fund–5

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Greece (continued)
†	Marfin Investment Group	1,153	$9,113
	National Bank of Greece	666	29,994
†	OPAP	380	13,271
	Piraeus Bank	525	14,267
	Public Power	190	6,581

			124,454
	Hong Kong–1.87%
	Bank of East Asia	2,400	13,035
	BOC Hong Kong Holdings	6,000	15,890
	Cheung Kong Holdings	2,000	26,958
	CLP Holdings	3,000	25,702
	Esprit Holdings	1,500	15,583
	Hang Lung Properties	4,000	12,825
	Hang Seng Bank	1,200	25,317
	Henderson Land Development	2,000	12,466
	Hong Kong & China Gas	6,600	15,693
	Hong Kong Electric Holdings	2,500	14,957
	Hong Kong Exchanges & Clearing	2,000	29,241
	Hutchison Whampoa	3,000	30,242
	Kerry Properties	1,000	5,252
	Li & Fung	4,000	12,056
	Link REIT	4,000	9,111
†	Mongolia Energy	4,000	7,746
	MTR	2,500	7,871
	New World Development	4,000	8,147
	Shagri-La Asia	2,000	4,668
	Sino Land	2,000	3,976
	Sun Hung Kai Properties	2,000	27,138
	Swire Pacific Class A	1,500	15,342
	Wharf Holdings	2,000	8,375

			347,591
	Ireland–0.64%
	Allied Irish Banks	1,402	21,631
	Anglo Irish Bank	683	6,399
	Bank of Ireland	1,606	13,966
	CRH	867	25,527
†	Elan	767	26,688
†	Experian Group	1,739	12,938
	Irish Life & Permanent	504	5,245
	Kerry Group Class A	246	7,282

			119,676
	Italy–3.74%
	A2A	2,106	7,718
	Alleanza Assicurazioni	754	8,186
	Assicurazioni Generali	1,629	62,506
	Atlantia	436	13,201
	Banca Monte Dei Paschi Siena	3,773	10,687
	Banca Popolare di Milano	743	6,972
†	Banco Popolare	1,045	18,560
†	Enel	6,682	63,546
	ENI	3,976	148,366
	Fiat	1,139	18,669
	Finmeccanica	494	12,974
	Intesa Sanpaolo	1,624	8,419
	Intesa Sanpaolo RNC	11,846	67,658
	Luxottica Group	265	6,217
	Mediaset	1,331	8,776
	Mediobanca	814	13,842
	Parmalat	2,831	7,399
	Saipem	410	19,257
	Snam Rete Gas	1,565	10,700
	Telecom Italia	16,902	34,064
	Telecom Italia RNC	10,021	16,251
†	Terna	2,155	9,127
	UBI Banca	975	22,858
	UniCredito	16,574	101,447

			697,400
	Japan–19.62%
	Advantest	300	6,316
	Aeon	1,100	13,584
	Aisin Seiki	300	9,834
	Ajinomoto	1,000	9,457
	Asahi Breweries	700	13,068
	Asahi Glass	2,000	24,189
	Asahi Kasei	2,000	10,474
	Astellas Pharma	800	33,909
†	Bank of Kyoto	1,000	10,446
†	Bank of Yokohama	2,000	13,828
	Bridgestone	1,000	15,288
	Canon	1,600	82,287
†	Central Japan Railway	3	33,062
†	Chiba Bank	1,000	7,008
	Chubu Electric Power	1,100	26,836
	Chugai Pharmaceutical	400	6,401
†	Chugoku Electric Power	400	8,534
	Chuo Mitsui Trust Holdings	1,000	5,953
	Credit Saison	300	6,302
	Dai Nippon Printing	1,000	14,741
	Daiichi Sankyo	1,100	30,307
	Daikin Industries	400	20,195
	Daito Trust Construction	200	9,702
	Daiwa House Industry	1,000	9,400
	Daiwa Securities Group	2,000	18,386
	Denso	800	27,504
†	Dentsu	4	8,477
	East Japan Railway	5	40,738
	Eisai	400	14,129
†	Electric Power Development	300	11,134
†	Elpida Memory	200	6,405
	Fanuc	300	29,303
	Fast Retailing	100	9,476
	FUJIFILM Holdings	800	27,504
	Fujitsu	3,000	22,267

LVIP SSgA International Index Fund–6

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Japan (continued)
†	Fukuoka Financial Group	1,000	$4,512
†	Hankyu Hanshin Holdings	2,000	8,402
	Hirose Electric	100	10,041
	Hitachi	5,000	36,076
†	Hokkaido Electric Power	300	6,104
†	Hokuhoku Financial Group	2,000	5,802
†	Hokuriku Electric Power	300	7,135
	Honda Motor	2,400	81,609
	HOYA	700	16,187
†	Ibiden	200	7,272
†	Inpex Holdings	1	12,622
†	Isetan Mitsukoshi Holdings	700	7,497
	Isuzu Motors	1,000	4,813
	ITOCHU	2,000	21,306
	Japan Real Estate Investment	1	10,550
†	Japan Steel Works	1,000	19,451
	Japan Tobacco	7	29,869
	JFE Holdings	900	45,354
†	Joyo Bank	1,000	4,860
†	JS Group	500	7,945
†	JSR	300	5,962
	Kansai Electric Power	1,200	28,088
	Kao	1,000	26,233
	Kawasaki Heavy Industries	3,000	7,997
	Kawasaki Kisen Kaisha	1,000	9,391
	KDDI	4	24,716
	Keyence	100	23,821
†	Kintetsu	3,000	9,410
	Kirin Holdings	1,000	15,617
	Kobe Steel	4,000	11,454
	Komatsu	1,400	39,034
†	Konami	200	6,989
	Konica Minolta Holdings	1,000	16,889
	Kubota	2,000	14,374
	Kuraray	500	5,962
	Kurita Water Industries	200	7,404
	Kyocera	300	28,258
	Kyushu Electric Power	600	12,547
†	Makita	200	8,176
	Marubeni	3,000	25,065
	Matsushita Electric Industrial	3,000	64,711
	Matsushita Electric Works	1,000	10,201
	Mitsubishi	2,100	69,232
	Mitsubishi Chemical Holdings	2,000	11,642
	Mitsubishi Electric	3,000	32,355
	Mitsubishi Estate	2,000	45,778
	Mitsubishi Heavy Industries	5,000	23,831
	Mitsubishi Materials	2,000	8,553
	Mitsubishi Motors	5,000	9,090
	Mitsubishi UFJ Financial Group	15,100	133,841
	Mitsui	3,000	66,265
	Mitsui Chemicals	1,000	4,926
	Mitsui Fudosan	1,000	21,382
	Mitsui OSK Lines	2,000	28,503
†	Mitsui Sumitomo Insurance Group Holdings	600	20,685
	Mizuho Financial Group	14	65,408
	Murata Manufacturing	400	18,839
	NEC	3,000	15,711
†	Nidec	200	13,319
	Nikon	1,000	29,200
	Nintendo	100	56,422
†	Nippon Building Fund	1	11,774
	Nippon Electric Glass	1,000	17,303
	Nippon Express	1,000	4,794
	Nippon Mining Holdings	1,500	9,396
	Nippon Oil	2,000	13,432
	Nippon Steel	9,000	48,745
	Nippon Telegraph & Telephone	8	39,184
	Nippon Yusen	2,000	19,234
†	Nipponkoa Insurance	1,000	8,675
	Nissan Motor	3,600	29,739
	Nitto Denko	300	11,529
	Nomura Holdings	2,800	41,486
	NSK	1,000	8,751
	NTT Data	2	7,818
	NTT DoCoMo	25	36,735
	Odakyu Electric Railway	1,000	6,499
	OJI Paper	2,000	9,400
	Omron	400	8,590
	Ono Pharmaceutical	200	11,021
	ORIX	150	21,462
	Osaka Gas	3,000	10,992
	Rakuten	12	6,058
†	Resona Holdings	9	13,818
	Ricoh	1,000	18,047
	Rohm	200	11,510
†	Sankyo	100	6,518
	Sanyo Electric	3,000	6,980
	Secom	300	14,581
	Sekisui House	1,000	9,335
	Seven & I Holdings	1,300	37,103
	Sharp	2,000	32,572
	Shin-Etsu Chemical	600	37,187
	Shinsei Bank	2,000	6,857
	Shiseido	1,000	22,889
†	Shizuoka Bank	1,000	10,211
	Showa Denko	2,000	5,312
	SMC	100	10,955
	Softbank	1,200	20,233
†	Sojitz	2,100	7,002
	Sompo Japan Insurance	1,000	9,400
	Sony	1,600	69,929
	Sony Financial Holdings	2	8,044
†	Stanley Electric	300	7,262
	Sumitomo	1,700	22,338
	Sumitomo Chemical	3,000	18,905

LVIP SSgA International Index Fund–7

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Japan (continued)
	Sumitomo Electric Industries	1,300	$16,506
	Sumitomo Heavy Industries	1,000	6,772
	Sumitomo Metal Industries	7,000	30,792
	Sumitomo Metal Mining	1,000	15,335
	Sumitomo Mitsui Financial Group	10	75,260
	Sumitomo Realty & Development	1,000	19,875
†	Sumitomo Trust & Banking	2,000	13,978
	Suzuki Motor	600	14,185
†	T&D Holdings	300	18,452
	Takeda Pharmaceutical	1,300	66,123
	TDK	200	11,981
	Teijin	2,000	6,857
	Terumo	300	15,316
	Tobu Railway	2,000	9,476
†	Tohoku Electric Power	700	15,231
	Tokio Marine Holdings	1,200	46,795
	Tokyo Electric Power	1,900	48,858
	Tokyo Electron	300	17,294
	Tokyo Gas	4,000	16,126
†	Tokyu	2,000	10,380
	Toppan Printing	1,000	11,011
	Toray Industries	2,000	10,719
	Toshiba	5,000	36,877
	Toyota Industries	300	9,608
	Toyota Motor	4,100	193,483
†	Toyota Tsusho	400	9,382
	West Japan Railway	3	14,722
†	Yahoo Japan	26	10,016
	Yamada Denki	150	10,681
†	Yamaha Motor	400	7,486
	Yamato Holdings	1,000	13,959

			3,654,273
	Luxembourg–0.75%
	ArcelorMittal	1,270	125,576
†	Millicom International Cellular SDR	63	6,570
	SES FDR	289	7,326

			139,472
	Netherlands–2.73%
	Aegon	2,320	30,731
	Ahold	2,010	27,027
	Akzo Nobel	429	29,491
†	ASML Holding	672	16,559
	Corio	77	6,017
	DSM	234	13,768
	European Aeronautic Defence & Space	553	10,483
	Fugro CVA	105	8,969
	Heineken	396	20,214
	ING Groep CVA	2,901	92,517
	KPN	2,868	49,221
	Philips Electronics	1,768	60,156
	Randstad Holding	213	7,429
	Reed Elsevier	1,026	17,301
	SBM Offshore	256	9,448
	TNT	631	21,579
	Unilever CVA	2,638	74,888
	Wolters Kluwer	505	11,800

			507,598
	New Zealand–0.07%
	Fletcher Building	972	4,698
	Telecom New Zealand	3,251	8,833

			13,531
	Norway–1.12%
	Aker Solutions	307	7,249
	DnB NOR	1,200	15,268
	Norsk Hydro	1,166	17,034
	Orkla	1,366	17,541
†	Petroleum Geo-Services	314	7,707
†	Renewable Energy	304	7,879
	StatoilHydro	2,000	74,574
	Telenor	1,400	26,335
	Yara International	400	35,422

			209,009
	Portugal–0.28%
	Banco Comercial Portugues	4,059	8,787
	Banco Espirito Santo	418	6,522
	BRISA	554	6,402
	Energias de Portugal	2,996	15,639
	Portugal Telecom	1,321	14,996

			52,346
	Singapore–0.98%
	CapitaLand	3,000	12,568
	City Developments	1,000	7,981
	DBS Group Holdings	2,000	27,722
	Golden Agri-Resources	9,000	5,953
†	Keppel	2,000	16,375
	Oversea-Chinese Banking	4,000	24,018
	Singapore Airlines	1,000	10,804
	Singapore Exchange	1,000	5,078
	Singapore Press Holdings	3,000	9,371
	Singapore Telecommunications	13,000	34,586
	United Overseas Bank	2,000	27,369

			181,825
	Spain–3.98%
	Abertis Infraestructuras	453	10,738
	Acciona	48	11,401
†	Acerinox	291	6,703
†	ACS	345	17,334
	Banco Bilbao Vizcaya Argentaria	5,203	99,698
	Banco de Sabadell	889	7,517
†	Banco Popular Espanol	1,372	18,988
	Banco Santander	9,527	175,052
†	Criteria Caixacorp	1,236	7,415

LVIP SSgA International Index Fund–8

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Spain (continued)
†	Enagas	303	$8,587
	Gamesa Technologica	288	14,157
	Gas Natural SDG	195	11,372
	Grupo Ferrovial	113	6,996
	Iberdrola	5,385	72,154
†	Iberdrola Renovables	1,484	11,496
	Inditex	356	16,401
†	Red Electrica	187	12,175
	Repsol YPF	1,237	48,750
	Telefonica	6,547	174,002
	Union Fenosa	183	10,667

			741,603
	Sweden–2.13%
	Alfa Laval	800	12,455
	Assa Abloy Class B	600	8,694
	Atlas Copco Class A	1,105	16,286
	Atlas Copco Class B	686	9,142
	Electrolux Class B	481	6,151
	Ericsson LM Class B	4,800	50,060
	Getinge Class B	400	9,798
	Hennes & Mauritz Class B	750	40,667
	Investor Class B	400	8,453
	Modern Times Group Class B	99	5,828
	Nordea Bank	3,000	41,401
	Sandvik	1,518	20,798
	Scania Class B	600	8,221
	Securitas Class B	600	6,975
	Skandinaviska Enskilda Banken	800	14,880
	Skanska	500	7,183
	SKF Class B	700	10,986
	Ssab Svenskt Stal Class A	400	12,954
	Svenska Cellulosa Class B	900	12,742
	Svenska Handelsbanken Class A	800	19,065
	Swedbank Class A	300	5,804
	Swedish Match	500	10,255
	Tele2 Class B	528	10,347
	TeliaSonera	3,500	25,924
	Volvo Class B	1,700	20,892

			395,961
	Switzerland–7.54%
	ABB	3,367	95,781
†	Actelion	176	9,424
	Adecco	226	11,216
	Cie de Financiere Richemont Units A	814	45,340
	Credit Suisse Group	1,608	73,824
	Geberit	71	10,460
	Givaudan	11	9,831
	Holcim	331	26,812
	Julius Baer Holding	310	20,939
	Kuehne & Nagel International	96	9,120
†	Logitech International	310	8,345
	Lonza Group	80	11,097
	Nestle	5,750	259,822
	Nobel Biocare Holding	222	7,250
	Novartis	3,537	194,760
	Roche Holding	1,071	192,907
	Schindler Holding	95	7,082
	SGS	8	11,449
	Sonova Holding	89	7,379
	STMicrolectronics	1,162	12,095
	Sulzer	55	6,983
	Swatch Group	53	13,243
†	Swiss Life Holding	58	15,500
	Swiss Reinsurance	549	36,571
	Swisscom	39	13,009
	Syngenta	162	52,689
	Synthes	101	13,921
	UBS	4,376	91,832
	Xstrata	973	77,972
	Zurich Financial Services	225	57,596

			1,404,249
	United Kingdom–21.14%
†	3i Group	673	11,067
†	Acergy	353	7,902
	AMEC	601	10,655
	Anglo American	2,022	142,058
	AstraZeneca	2,241	95,618
	Aviva	4,078	40,778
	BAE Systems	5,471	48,196
	Balfour Beatty	822	6,963
	Barclays	10,200	59,227
	Barclays Sub Shares	2,186	414
	BG Group	5,149	133,951
	BHP Billiton	3,452	131,954
	BP	27,600	320,657
	British American Tobacco	2,327	80,654
	British Energy Group	1,660	23,543
	British Land	862	12,157
	British Sky Broadcasting	1,861	17,497
	BT Group	12,472	49,662
	Bunzl	597	7,783
	Burberry Group	813	7,340
	Cable & Wireless	4,238	12,739
	Cadbury	2,124	26,754
†	Cairn Energy	191	12,308
	Capita Group	1,021	13,972
	Carnival	287	9,176
	Centrica	5,815	35,908
	Cobham	2,060	8,117
	Compass Group	3,084	23,329
	Diageo	4,001	73,681
	Enterprise Inns	959	7,756
†	Eurasian Natural Resources	545	14,428
	Firstgroup	790	8,191

LVIP SSgA International Index Fund–9

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	United Kingdom (continued)
	Friends Provident	3,410	$6,949
	G4S	2,072	8,358
	GKN	1,328	5,906
	GlaxoSmithKline	8,411	186,474
	Hammerson	511	9,090
	HBOS	5,793	31,877
	Home Retail Group	1,626	7,069
	HSBC Holdings	17,340	267,860
†	ICAP	907	9,792
	Imperial Tobacco Group	1,486	55,353
	Inchcape	844	5,376
	Intercontinental Hotels Group	538	7,218
	International Power	2,437	20,971
†	Invensys	1,452	7,542
†	ITV	6,157	5,494
	J Sainsbury	2,568	16,292
	Johnson Matthey	362	13,304
	Kazakhmys	201	6,378
	Kingfisher	4,116	9,207
	Ladbrokes	1,155	5,913
	Land Securities Group	752	18,470
	Legal & General Group	10,178	20,335
	Liberty International	457	7,852
	Lloyds TSB Group	8,708	53,946
	Lonmin	142	9,017
	Man Group	2,723	33,846
	Marks & Spencer Group	2,747	17,975
	Meggitt	1,250	5,291
†	Meinl European Land	567	6,383
	National Grid	3,981	52,377
	Next	377	7,281
	Old Mutual	8,395	15,535
	Pearson	1,336	16,367
	Prudential	3,841	40,819
	Reckitt Benckiser Group	941	47,704
	Reed Elsevier	1,779	20,412
†	Rentokil Initial	3,521	6,979
	Rexam	1,143	8,823
	Rio Tinto	1,520	181,877
	Rolls-Royce Group	2,920	19,863
	Royal Bank of Scotland Group	23,585	101,006
	Royal Dutch Shell Class A	5,203	213,915
	Royal Dutch Shell Class B	4,211	169,356
	RSA Insurance Group	5,458	13,655
	SABMiller	1,429	32,820
	Sage Group	2,346	9,767
	Scottish & Southern Energy	1,360	38,035
	Segro	822	6,447
	Serco Group	903	8,045
	Severn Trent	405	10,367
	Shire	506	8,305
	Smith & Nephew	1,475	16,277
	Smiths Group	664	14,377
	Standard Chartered	2,060	58,679
	Standard Life	3,589	15,013
	Tate & Lyle	858	6,789
	Tesco	12,035	88,557
	Thomson Reuters	353	9,457
	Tullow Oil	1,186	22,561
	Unilever	2,008	57,158
	United Utilities	1,436	19,637
	Vedanta Resources	211	9,184
	Vodafone Group	77,629	230,634
	Whitbread	338	8,302
	WM Morrison Supermarkets	2,087	11,069
	Wolseley	1,139	8,548
	WPP Group	1,842	17,777

			3,937,747
	United States–0.05%
†	Dr Pepper Snapple Group	398	8,353

			8,353
	Total Common Stock (Cost $19,620,614)		17,993,392

	PREFERRED STOCK–0.40%Δ
	Germany–0.40%
	Fresenius	113	9,800
	Henkel	304	12,124
	Porsche Automobil Holding	140	21,538
	RWE	75	7,530
	Volkswagen	168	24,336

	Total Preferred Stock (Cost $83,499)		75,328

	RIGHTS–0.00%Δ
	United Kingdom–0.00%
	HBOS	2,317	508

	Total Rights (Cost $0)		508

	SHORT-TERM INVESTMENT–1.59%
	Money Market Instrument–1.59%
	Dreyfus Cash Management Fund	295,305	295,305

	Total Short-Term Investment (Cost $295,305)		295,305

LVIP SSgA International Index Fund–10

LVIP SSgA International Index Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–98.58% (Cost $19,999,418)	$18,364,533
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.42%	264,390

NET ASSETS APPLICABLE TO 2,010,364 SHARES OUTSTANDING–100.00%	$18,628,923

NET ASSET VALUE–LVIP SSgA INTERNATIONAL INDEX FUND STANDARD CLASS ($107,252 / 11,570 Shares)	$9.270

NET ASSET VALUE–LVIP SSgA INTERNATIONAL INDEX FUND SERVICE CLASS ($18,521,671 / 1,998,794 Shares)	$9.266

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unauthorization–no par)	$20,095,995
Undistributed net investment income	225,028
Accumulated net realized loss on investments	(39,797)
Net unrealized depreciation of investments and foreign currencies	(1,652,303)

Total net assets	$18,628,923

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2 in “Country and Sector Allocations and Top 10 Equity Holdings.”

†	Non income producing security.

Summary of Abbreviations:

CVA–Dutch Certificate
FDR–Foreign Depositary Receipts
PPS–Partially Protected Shares
SDR–Special Drawing Rights

The following financial futures contracts were outstanding at June 30, 2008:

Financial Futures Contracts1

				Unrealized
Contracts to Buy	Notional Cost	Notional Value	Expiration Date	Depreciation

10 CAC 40 10 Euro Futures	$72,768	$70,475	9/22/08	$(2,293)
10 FTSE 100 Index Futures	116,207	112,505	9/19/08	(3,702)
20,000 TOPIX Index Futures	262,413	248,387	9/11/08	(14,026)

				$(20,021)

The use of financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 8 in “Notes to financial statements.”

See accompanying notes

LVIP SSgA International Index Fund–11

LVIP SSgA International Index Fund
Statement of Operations
May 1, 2008* to June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$206,617
Interest	2,800
Foreign tax withheld	(24,020)

185,397

EXPENSES:
Management fees	13,149
Distribution expenses–Service Class	8,175
Index fee	7,167
Professional fees	5,896
Custodian fees	2,617
Accounting and administration expenses	2,474
Reports and statements to shareholders	702
Trustees’ fees	38
Other	693

40,911
Less fees waived	(17,944)

Total operating expenses	22,967

NET INVESTMENT INCOME	162,430

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	(30,440)
Futures contracts	(9,357)
Foreign currencies	62,598

Net realized gain	22,801
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(1,652,303)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(1,629,502)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,467,072)

*Date of commencement of operations.

See accompanying notes

LVIP SSgA International Index Fund
Statement of Changes in Net Assets

5/1/08*
to
6/30/08
(Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$162,430
Net realized gain on investments and foreign currencies	22,801
Net unrealized appreciation/depreciation of investments and foreign currencies	(1,652,303)

Net decrease in net assets resulting from operations	(1,467,072)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	115,250
Service Class	19,981,020

20,096,270

Cost of shares repurchased:
Standard Class	(265)
Service Class	(10)

(275)

Increase in net assets derived from capital share transactions	20,095,995

NET INCREASE IN NET ASSETS	18,628,923
NET ASSETS:
Beginning of period	—

End of period (including undistributed net investment income $225,028)	$18,628,923

*Date of commencement of operations.

See accompanying notes

LVIP SSgA International Index Fund–12

LVIP SSgA International Index Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP SSgA International Index Fund
	Standard Class	Service Class
	5/1/08[1]	5/1/08[1]
	to	to
	6/30/08	6/30/08
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$10.000	$10.000

Income (loss) from investment operations:
Net investment income[2]	0.087	0.082
Net realized and unrealized loss on investments and foreign currencies	(0.817)	(0.816)

Total from investment operations	(0.730)	(0.734)

Net asset value, end of period	$9.270	$9.266

Total return[3]	(7.30% )	(7.34% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$107	$18,522
Ratio of expenses to average net assets	0.45%	0.70%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.00%	1.25%
Ratio of net investment income to average net assets	5.20%	4.95%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	4.65%	4.40%
Portfolio turnover	11%	11%

[1]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP SSgA International Index Fund–13

LVIP SSgA International Index Fund
Notes to Financial Statements
May 1, 2008 to June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP SSgA International Index Fund (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U. S. foreign securities. This objective is non-fundamental and may be changed without shareholder approval..

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period ended June 30, 2008.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.40% on all assets.

LVIP SSgA International Index Fund–14

LVIP SSgA International Index Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.45% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2009, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund. Additionally, LIAC has contractually agreed to waive a portion of its advisory fee through April 30, 2009 as follows: 0.06% of the first $500 million of average daily net assets of the Fund; and 0.09% of the average daily net assets of the Fund in excess of $500 million. The agreements will renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

SSgA Funds Management, Inc. (SSgA) (the “Sub-Advisor”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.10% of the first $50 million of the Fund’s average daily net assets; 0.08% of the next $50 million; 0.06% of the next $400 million; and 0.04% on average daily net assets in excess of $500 million, subject to a $100,000 minimum.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the period ended June 30, 2008, the Fund was charged $83 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services are charged to the Trust. For the period ended June 30, 2008 fees for administrative and support services amounted to $180 and $1,052, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had receivables due from or liabilities payable to affiliates as follows:

Fees Payable to DSC	$40
Distribution Fees Payable to LFD	4,052
Receivable from LIAC under expense limitation agreement	3,418

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

At June 30, 2008, 86.43% and 99.56% of the Fund’s Standard Class and Service Class shares, respectively, were owned by Lincoln Life.

3.	Investments
For the period ended June 30, 2008, the Fund made purchases of $20,065,221 and sales of $334,757 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $20,036,211. At June 30, 2008, net unrealized depreciation was $1,671,678, of which $273,546 related to unrealized appreciation of investments and $1,945,224 related to unrealized depreciation of investments.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1—inputs are quoted prices in active markets
Level 2—inputs that are observable, directly or indirectly
Level 3—inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP SSgA International Index Fund–15

LVIP SSgA International Index Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Securities	Derivatives

Level 1	$18,364,119	$—
Level 2	414	(20,021)
Level 3	—	—

Total	$18,364,533	$(20,021)

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions for net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the period ended June 30, 2008.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$20,095,995
Undistributed net investment income	225,028
Realized losses (5/1/08 — 6/30/08)	(23,025)
Unrealized depreciation of investments and foreign currencies	(1,669,075)

Net assets	$18,628,923

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark to market of foreign currency contracts for tax purposes.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the period ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Income	Realized Loss

$62,598	$(62,598)

6.	Capital Shares

Transactions in capital shares were as follows:

Period
5/1/08*
to 6/30/08

Shares sold:
Standard Class	11,599
Service Class	1,998,795

2,010,394

Shares repurchased:
Standard Class	(29)
Service Class	(1)

(30)

Net increase	2,010,364

*	Date of commencement of operations

LVIP SSgA International Index Fund–16

LVIP SSgA International Index Fund
Notes to Financial Statements (continued)

7.	Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as away of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8.	Financial Futures Contracts
The Fund uses financial futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

9.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

10.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

LVIP SSgA International Index Fund–17

LVIP SSgA International Index Fund
Other Fund Information

Approval of Advisory and Sub-Advisory Agreements

On January 8, 2008, the Board of Trustees of Lincoln Variable Insurance Products Trust (the “Trust”), met to consider, among other things, the organization and offering of the LVIP SSgA International Index Fund (the “Fund”) and the appointment of an investment adviser and sub-adviser for the Fund. The Independent Trustees met in executive session with their independent legal counsel to consider the approval of the investment advisory agreement with Lincoln Investment Advisors Corporation (“LIAC”) and the sub-advisory agreement with SSgA Funds Management, Inc. (“SSgA FM”).

The Independent Trustees reported that they had reviewed materials provided prior to the meeting by Fund Management, LIAC and SSgA FM. In addition, the Independent Trustees reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to approval of investment advisory and sub-advisory agreements and the factors that they should consider in approving such agreements. In considering approval of the agreements, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors and reached the following conclusions with respect to their recommendations to the Board of Trustees. Upon receiving the report of the Independent Trustees, the Board of Trustees adopted the considerations and conclusions of the Independent Trustees.

Advisory Agreement with Lincoln Investment Advisors Corporation

In considering the approval of the investment advisory agreement with LIAC for the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel, resources, compliance efforts and oversight of sub-advisers and that LIAC serves as investment adviser for the 31 currently existing Funds of the Trust. The Board reviewed the services to be provided by LIAC in serving as investment adviser and overseeing a sub-adviser, information about its oversight and compliance staff, LIAC’s Form ADV, regulatory and compliance matters and considered that LIAC would delegate day-to-day portfolio management responsibility for the Fund to SSgA FM. The Board also considered that The Lincoln National Life Insurance Company (“Lincoln”) would provide administrative services for the Fund as it does for the 31 existing Funds of the Trust and that certain Lincoln personnel would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

The Board reviewed the proposed management fee and estimated expense ratios for the Fund, and noted Fund Management’s agreement to waive a portion of the Fund’s management fee as long as the Fund was sub-advised by SSgA FM at the proposed sub-advisory fee rates and to impose an expense limitation for a period of time for the Fund. The Board also compared the net management fee to the management fees in a Morningstar Peer Group selected by Fund Management and noted that the proposed net management fee was lower than the average of the Morningstar Peer Group. The Board concluded for the Fund that the management fee, together with the management fee waiver and the expense limitation, was reasonable.

The Board also reviewed the pro forma profitability analysis to LIAC with respect to the Fund and concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether the fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. However, because the Fund is newly organized, the Board determined to review economies of scale in the future after the Fund had commenced operations.

The Board reviewed materials provided by Fund Management as to any additional benefits LIAC may receive due to its association with the Fund, and noted that affiliates of LIAC provide various services to other Lincoln Funds and are proposed to provide similar services to the Fund. The Board also noted that Lincoln may be eligible to claim on its tax returns dividends received deductions in connection with dividends received from Lincoln funds by Lincoln holding fund shares on behalf of contract holders.

Based upon all of the information considered and the conclusions reached, the Board unanimously approved the new advisory agreement with LIAC and the fees and other amounts to be paid under the agreement.

Sub-Advisory Agreement with SSgA FM

In considering the approval of the proposed sub-advisory agreement between LIAC and SSgA Funds Management, Inc. (“SSgA FM”) on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by SSgA FM under the sub-advisory agreement. The Board noted that the proposed sub-advisory agreement contains substantially the same terms as those in place under the current sub-advisory agreements for the other Lincoln Funds. The Board reviewed the services to be provided by SSgA FM, the background of the investment professionals proposed to service the Fund, the resources and investment process of SSgAFM, its compliance programs and regulatory matters, SSgA FM’s Form ADV and the gross performance of various SSgA FM index products compared to corresponding securities market indexes. The Board noted Fund Management’s representation that LIAC would benefit from operational efficiencies by having all of the Lincoln quantitative and index funds sub-advised by SSgA FM. The Board also considered the responses of SSgA FM to questions posed at its in-person presentation regarding portfolio management and litigation filed against State Street Corporation regarding investments tied to mortgage securities. The Board concluded that the services to be provided by SSgA FM were expected to be acceptable.

With respect to the sub-advisory fees for the Fund, the Board considered that the rate of the proposed sub-advisory fee was negotiated at arm’s length between LIAC and SSgA FM, an unaffiliated third party, and that LIAC would compensate SSgA FM from its fee and concluded the proposed sub-advisory fees were reasonable.

Although no information regarding SSgA FM’s estimated profitability as sub-adviser was provided, the Board considered that the sub-advisory fees were negotiated at arm’s length between LIAC and SSgA FM, and that LIAC would compensate SSgA FM from LIAC’s advisory fees. The Board considered other benefits available to SSgA FM because of its proposed relationship to the Fund and considered that SSgA FM may have an enhanced ability to obtain research services through the allocation of fund brokerage.

LVIP SSgA International Index Fund–18

LVIP SSgA International Index Fund
Other Fund Information (continued)

The Board compared the annual composite performance provided by SSgA of its MSCI EAFE composite to the MSCI EAFE Index for recent calendar years and noted that the SSgA composite performance compared favorably to the Index and concluded that SSgA FM’s performance was expected to be acceptable.

Based upon all of the information considered and the conclusions reached, the Board unanimously approved the new sub-advisory agreement with SSgA FM and the fees and other amounts to be paid under the agreement.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSgA International Index Fund–19

LVIP T. Rowe Price Growth Stock Fund

LVIP T. Rowe Price Growth
Stock Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP T. Rowe Price Growth Stock Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP T. Rowe Price Growth Stock Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$909.30	0.82%	$3.89
Service Class Shares	1,000.00	908.10	1.07%	5.08

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.79	0.82%	$4.12
Service Class Shares	1,000.00	1,019.54	1.07%	5.37

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	98.56%

Aerospace & Defense	0.79%
Air Freight & Logistics	0.48%
Beverages	0.86%
Biotechnology	3.54%
Capital Markets	3.68%
Chemicals	3.35%
Communications Equipment	3.09%
Computers & Peripherals	3.85%
Construction & Engineering	0.94%
Consumer Finance	0.38%
Diversified Financial Services	1.73%
Diversified Telecommunications Services	0.27%
Electronic Equipment & Instruments	0.42%
Energy Equipment & Services	5.29%
Food & Staples Retailing	3.62%
Food Products	0.99%
Health Care Equipment & Supplies	5.84%
Health Care Providers & Services	6.16%
Hotels, Restaurants & Leisure	2.80%
Household Durables	0.49%
Household Products	1.35%
Independent Power Producers & Energy Traders	0.72%
Industrial Conglomerates	1.24%
Insurance	0.69%
Internet & Catalog Retail	2.01%
Internet Software & Services	5.06%
IT Services	4.60%
Machinery	3.99%
Media	3.26%
Metals & Mining	2.91%
Multiline Retail	0.27%
Oil, Gas & Consumable Fuels	7.12%
Pharmaceuticals	2.52%
Road & Rail	0.61%
Semiconductors & Semiconductor Equipment	1.64%
Software	5.74%
Textiles, Apparel & Luxury Goods	0.47%
Wireless Telecommunication Services	5.79%

Short-Term Investment	1.51%

Total Value of Securities	100.07%

Liabilities Net of Receivables and Other Assets	(0.07%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Schlumberger	3.49%
Google Class A	3.37%
Apple	2.96%
Danaher	2.87%
CVS Caremark	2.17%
Microsoft	2.12%
McGraw-Hill Companies	2.11%
Gilead Sciences	1.92%
Nintendo	1.85%
Crown Castle International	1.70%

Total	24.56%

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–98.56%
	Aerospace & Defense–0.79%
	General Dynamics	24,500	$2,062,900

			2,062,900

	Air Freight & Logistics–0.48%
	Expeditors International of Washington	29,300	1,259,900

			1,259,900

	Beverages–0.86%
	PepsiCo	35,720	2,271,435

			2,271,435

	Biotechnology–3.54%
†	Celgene	16,700	1,066,629
†	Genentech	42,000	3,187,800
†	Gilead Sciences	95,100	5,035,545

			9,289,974

	Capital Markets–3.68%
	BlackRock	5,800	1,026,600
	Franklin Resources	23,400	2,144,610
	Goldman Sachs Group	11,350	1,985,115
	Northern Trust	20,200	1,385,114
	State Street	48,700	3,116,313

			9,657,752

	Chemicals–3.35%
	Monsanto	30,900	3,906,996
	Potash Corp. of Saskatchewan	6,900	1,577,133
	Praxair	35,200	3,317,248

			8,801,377

	Communications Equipment–3.09%
†	Cisco Systems	129,200	3,005,192
	Corning	53,500	1,233,175
†	Juniper Networks	58,300	1,293,094
	QUALCOMM	58,100	2,577,897

			8,109,358

	Computers & Peripherals–3.85%
†	Apple	46,400	7,769,216
†	Dell	61,410	1,343,651
†	EMC	68,600	1,007,734

			10,120,601

	Construction & Engineering–0.94%
†	Foster Wheeler	33,800	2,472,470

			2,472,470

	Consumer Finance–0.38%
†	Redecard	54,400	1,005,383

			1,005,383

	Diversified Financial Services–1.73%
	Bosvespa Holding	164,400	2,031,023
	CME Group	3,300	1,264,527
	Moody’s	36,400	1,253,616

			4,549,166

	Diversified Telecommunications Services–0.27%
†	Leap Wireless International	16,300	703,671

			703,671

	Electronic Equipment & Instruments–0.42%
	Hon Hai Precision GDR	112,780	1,116,522

			1,116,522

	Energy Equipment & Services–5.29%
	Baker Hughes	39,930	3,487,486
	Schlumberger	85,300	9,163,779
	Smith International	15,000	1,247,100

			13,898,365

	Food & Staples Retailing–3.62%
	Costco Wholesale	37,700	2,644,278
	CVS Caremark	144,017	5,698,753
	Sysco	42,320	1,164,223

			9,507,254

	Food Products–0.99%
	Groupe Danone	19,908	1,397,993
	Nestle	26,690	1,206,021

			2,604,014

	Health Care Equipment & Supplies–5.84%
	Alcon	12,600	2,051,154
	Baxter International	20,000	1,278,800
	Becton, Dickinson	22,300	1,812,990
	Covidien	45,325	2,170,614
	Medtronic	70,200	3,632,850
†	St. Jude Medical	35,500	1,451,240
	Stryker	33,800	2,125,344
†	Zimmer Holdings	12,200	830,210

			15,353,202

	Health Care Providers & Services–6.16%
	Aetna	76,200	3,088,386
	Cigna	53,300	1,886,287
†	Express Scripts Class A	19,000	1,191,680
†	Humana	28,800	1,145,376
†	Laboratory Corp. of America Holdings	23,100	1,608,453
	McKesson	25,500	1,425,705
†	Medco Health Solutions	54,300	2,562,960
†	WellPoint	68,760	3,277,102

			16,185,949

	Hotels, Restaurants & Leisure–2.80%
	International Game Technology	59,900	1,496,302
†	Las Vegas Sands	39,700	1,883,368
†	MGM MIRAGE	12,319	417,491
	Yum Brands	101,300	3,554,617

			7,351,778

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Household Durables–0.49%
†	Dolby Laboratories Class A	31,800	$1,281,540

			1,281,540

	Household Products–1.35%
	Procter & Gamble	44,307	2,694,309
	Reckitt Benckiser Group	16,800	851,678

			3,545,987

	Independent Power Producers & Energy Traders–0.72%
†	AES	98,600	1,894,106

			1,894,106

	Industrial Conglomerates–1.24%
	General Electric	51,610	1,377,471
†	McDermott International	30,600	1,893,834

			3,271,305

	Insurance–0.69%
	Assurant	27,300	1,800,708

			1,800,708

	Internet & Catalog Retail–2.01%
†	Amazon.com	38,600	2,830,537
†	B2W Companhia Global do Varejo	15,500	562,573
†	Expedia	64,223	1,180,419
†	priceline.com	6,100	704,306

			5,277,835

	Internet Software & Services–5.06%
†	Google Class A	16,800	8,843,856
	Tencent Holdings	237,200	1,834,397
†	VeriSign	68,900	2,604,420

			13,282,673

	IT Services–4.60%
	Accenture Class A	83,950	3,418,444
	Automatic Data Processing	68,100	2,853,390
	Mastercard Class A	10,100	2,681,752
†	Visa	26,500	2,154,715
	Western Union	39,400	973,968

			12,082,269

	Machinery–3.99%
	Danaher	97,620	7,546,026
	Deere & Co.	24,300	1,752,759
	Joy Global	15,700	1,190,531

			10,489,316

	Media–3.26%
	McGraw-Hill Companies	138,200	5,544,584
	Naspers	71,200	1,553,950
	Shaw Communications Class B	72,000	1,465,920

			8,564,454

	Metals & Mining–2.91%
	BHP Billiton	90,059	3,770,481
	Freeport-McMoRan Copper & Gold Class B	19,700	2,308,643
	Kinross Gold	65,900	1,555,899

			7,635,023

	Multiline Retail–0.27%
	Lojas Renner	35,500	702,159

			702,159

	Oil, Gas & Consumable Fuels–7.12%
	Chevron	14,900	1,477,037
	EOG Resources	21,600	2,833,920
	Exxon Mobil	45,400	4,001,102
	Murphy Oil	16,200	1,588,410
	Petroleo Brasiliero ADR	49,300	2,856,935
	Spectra Energy	23,300	669,642
	Suncor Energy	24,000	1,394,880
	Total	45,586	3,890,214

			18,712,140

	Pharmaceuticals–2.52%
	Allergan	41,300	2,149,665
†	Elan ADR	45,200	1,606,860
	Wyeth	59,500	2,853,620

			6,610,145

	Road & Rail–0.61%
	Union Pacific	21,100	1,593,050

			1,593,050

	Semiconductors & Semiconductor Equipment–1.64%
	Intel	56,700	1,217,916
†	Marvell Technology Group	174,500	3,081,670

			4,299,586

	Software–5.74%
†	Autodesk	56,900	1,923,789
†	Electronics Arts	37,700	1,675,011
†	McAfee	31,400	1,068,542
	Microsoft	202,065	5,558,808
	Nintendo	8,600	4,852,258

			15,078,408

	Textiles, Apparel & Luxury Goods–0.47%
	Nike Class B	20,800	1,239,888

			1,239,888

LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Wireless Telecommunication Services–5.79%
	America Movil ADR	63,900	$3,370,725
†	American Tower Class A	77,400	3,270,150
†	Crown Castle International	115,000	4,453,950
†	MetroPCS Communications	22,800	403,788
	Mobile Telesystems ADR	16,000	1,225,760
	Rogers Communications Class B	33,800	1,306,708
	Vimpel-Communications ADR	40,000	1,187,200

			15,218,281

	Total Common Stock (Cost $255,022,834)		258,899,944

	SHORT-TERM INVESTMENT–1.51%
	Money Market Instrument–1.51%
	Dreyfus Cash Management Fund	3,976,530	3,976,530

	Total Short-Term Investment (Cost $3,976,530)		3,976,530

TOTAL VALUE OF SECURITIES–100.07% (Cost $258,999,364)	262,876,474
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(182,812)

NET ASSETS APPLICABLE TO 15,774,790 SHARES OUTSTANDING–100.00%	$262,693,662

NET ASSET VALUE–LVIP T. ROWE PRICE GROWTH STOCK FUND STANDARD CLASS ($252,155,912 / 15,141,141 Shares)	$16.654

NET ASSET VALUE–LVIP T. ROWE PRICE GROWTH STOCK FUND SERVICE CLASS ($10,537,750 / 633,649 Shares)	$16.630

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$320,872,580
Undistributed net investment income	434,793
Accumulated net realized loss on investments	(62,490,038)
Net unrealized appreciation of investments and foreign currencies	3,876,327

Total net assets	$262,693,662

†	Non income producing security.

Summary of Abbreviations:
ADR–American Depositary Receipts
GDR–Global Depositary Receipts

See accompanying notes

LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,402,826
Interest	84,874
Other income	20,764
Foreign tax withheld	(59,947)

1,448,517

EXPENSES:
Management fees	841,553
Accounting and administration expenses	52,654
Reports and statements to shareholders	18,003
Custodian fees	11,904
Professional fees	11,416
Distribution expenses-Service Class	10,645
Trustees’ fees	2,261
Other	5,176

953,612
Less expense paid indirectly	(73)

Total operating expenses	953,539

NET INVESTMENT INCOME	494,978

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(6,152,472)
Foreign currencies	(154)

Net realized loss	(6,152,626)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(16,555,415)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(22,708,041)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(22,213,063)

See accompanying notes

LVIP T. Rowe Price Growth Stock Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$494,978	$778,732
Net realized gain (loss) on investments and foreign currencies	(6,152,626)	3,650,647
Net change in unrealized appreciation/ depreciation of investments and foreign currencies	(16,555,415)	3,410,174

Net increase (decrease) in net assets resulting from operations	(22,213,063)	7,839,553

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(553,448)
Service Class	—	(5,994)

	—	(559,442)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	55,519,162	141,307,568
Service Class	5,915,315	7,890,968
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	553,448
Service Class	—	5,994

	61,434,477	149,757,978

Cost of shares repurchased:
Standard Class	(5,631,020)	(12,921,842)
Service Class	(1,525,503)	(1,042,799)

	(7,156,523)	(13,964,641)

Increase in net assets derived from capital share transactions	54,277,954	135,793,337

NET INCREASE IN NET ASSETS	32,064,891	143,073,448
NET ASSETS:
Beginning of period	230,628,771	87,555,323

End of period (including undistributed net investment income of $434,793 and $107,588, respectively)	$262,693,662	$230,628,771

See accompanying notes

LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Growth Stock Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Growth Stock Fund Standard Class
	Six Months
	Ended
	6/30/08[2]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03[3]

Net asset value, beginning of period	$18.315	$16.859	$14.910	$14.097	$12.855	$9.739

Income (loss) from investment operations:
Net investment income[4]	0.037	0.090	0.078	0.050	0.070	—
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.698)	1.415	1.906	0.829	1.172	3.116

Total from investment operations	(1.661)	1.505	1.984	0.879	1.242	3.116

Less dividends and distributions from:
Net investment income	—	(0.049)	(0.035)	(0.066)	—	—

Total dividends and distributions	—	(0.049)	(0.035)	(0.066)	—	—

Net asset value, end of period	$16.654	$18.315	$16.859	$14.910	$14.097	$12.855

Total return[5]	(9.07% )	8.93%	13.33%	6.29%	9.66%	32.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$252,156	$223,805	$87,555	$86,413	$91,576	$89,651
Ratio of expenses to average net assets	0.82%	0.83%	0.88%	0.88%	0.91%	0.92%
Ratio of net investment income to average net assets	0.44%	0.50%	0.50%	0.24%	0.49%	0.02%
Portfolio turnover	39%	54%	45%	38%	37%	105%

[1]	Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Strategic Growth Portfolio (the “JPVF Fund”). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	Commencing May 1, 2003, T. Rowe Price Associates, Inc. replaced Massachusetts Financial Services Company as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2008 and the years ended December 31, 2007 and 2006.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP T. Rowe Price Growth Stock Fund–7

LVIP T. Rowe Price Growth Stock Fund
Financial Highlights1 (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Growth Stock Fund Service Class
	Six Months
	Ended	4/30/07[2]
	6/30/08[1]	to
	(Unaudited)	12/31/07

Net asset value, beginning of period	$18.312	$17.860

Income (loss) from investment operations:
Net investment income[3]	0.016	0.027
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.698)	0.449

Total from investment operations	(1.682)	0.476

Less dividends and distributions from:
Net investment income	—	(0.024)

Total dividends and distributions	—	(0.024)

Net asset value, end of period	$16.630	$18.312

Total return[4]	(9.19% )	2.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,538	$6,824
Ratio of expenses to average net assets	1.07%	1.07%
Ratio of net investment income to average net assets	0.19%	0.22%
Portfolio turnover	39%	54% [5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP T. Rowe Price Growth Stock Fund–8

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP T. Rowe Price Growth Stock Fund (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to provide long-term growth of capital.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $4,413 for the six months ended June 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

LVIP T. Rowe Price Growth Stock Fund–9

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.80% on the first $50 million of the average daily net assets of the Fund; 0.75% on the next $50 million; 0.70% on the next $150 million; 0.65% on the next $250 million; and 0.60% on average daily net assets in excess of $500 million.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.86% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2009, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

T. Rowe Price Associates, Inc. (the “Sub-Advisor”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.40% of the first $250 million of the Fund’s average daily net assets; 0.375% on the next $250 million; and 0.35% of the Fund’s average daily net assets in excess of $500 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $2,873 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $6,263 and $3,293, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$155,096
Fees Payable to DSC	531
Distribution Fees Payable to LFD	2,140

The Fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the “Reserve Funds”), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. For the six months ended June 30, 2008, there were no distributions from the Reserve Funds.

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2008, the Fund made purchases of $102,433,820 and sales of $44,232,287 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $259,246,228. At June 30, 2008, net unrealized appreciation was $3,630,246, of which $21,188,014 related to unrealized appreciation of investments and $17,557,768 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing

LVIP T. Rowe Price Growth Stock Fund–10

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs that are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Securities

Level 1	$262,876,474
Level 2	—
Level 3	—

Total	$262,876,474

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2008. The tax character of dividends and distributions paid during the year ended December 31, 2007 was as follows:

Year Ended
12/31/07

Ordinary income	$559,442

In addition, the Fund declared an ordinary income consent dividend of $167,619 for the year ended December 31, 2007. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$320,872,580
Undistributed ordinary income	434,793
Realized losses 1/1/08–6/30/08	(8,138,244)
Capital loss carryforwards as of 12/31/07	(54,104,930)
Unrealized appreciation of investments and foreign currencies	3,629,463

Net assets	$262,693,662

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Loss	Capital

$(167,773)	$154	$167,619

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2007 will expire as follows: $13,312,950 expires in 2009, $38,367,688 expires in 2010 and $2,424,292 expires in 2011.

For the six months ended June 30, 2008, the Fund had capital losses of $8,138,244 which may be added to capital loss carryforwards.

LVIP T. Rowe Price Growth Stock Fund–11

LVIP T. Rowe Price Growth Stock Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07

Shares sold:
Standard Class	3,257,578	7,722,080
Service Class	352,135	428,117
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	31,140
Service Class	—	337

	3,609,713	8,181,674

Shares repurchased:
Standard Class	(336,336)	(726,827)
Service Class	(91,159)	(55,781)

	(427,495)	(782,608)

Net increase	3,182,218	7,399,066

7.	Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding as of June 30, 2008.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Growth Stock Fund–12

LVIP T. Rowe Price Structured
Mid-Cap Growth Fund

LVIP T. Rowe Price Structured
Mid-Cap Growth Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	8
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$943.00	0.83%	$4.01
Service Class Shares	1,000.00	941.80	1.08%	5.21

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.74	0.83%	$4.17
Service Class Shares	1,000.00	1,019.49	1.08%	5.42

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid–Cap Growth Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	99.82%

Aerospace & Defense	2.15%
Air Freight & Logistics	1.42%
Airlines	0.34%
Auto Components	0.56%
Automobiles	0.46%
Beverages	0.48%
Biotechnology	2.77%
Capital Markets	2.99%
Chemicals	1.67%
Commercial Banks	0.33%
Commercial Services & Supplies	3.28%
Communications Equipment	1.08%
Computers & Peripherals	1.52%
Construction & Engineering	2.39%
Diversified Consumer Services	1.47%
Diversified Financial Services	1.49%
Diversified Telecommunications Services	0.44%
Electric Utilities	0.47%
Electrical Equipment	1.18%
Electronic Equipment & Instruments	1.27%
Energy Equipment & Services	7.20%
Food Products	0.69%
Health Care Equipment & Supplies	4.96%
Health Care Providers & Services	3.89%
Hotels, Restaurants & Leisure	4.24%
Household Durables	0.71%
Household Products	0.30%
Independent Power Producers & Energy Traders	0.20%
Industrial Conglomerates	0.85%
Insurance	1.56%
Internet & Catalog Retail	0.86%
Internet Software & Services	1.13%
IT Services	3.03%
Leisure Equipment & Products	0.17%
Life Sciences Tools & Services	2.83%
Machinery	3.76%
Media	4.01%
Metals & Mining	1.53%
Multiline Retail	0.14%
Office Electronics	0.16%
Oil, Gas & Consumable Fuels	9.27%
Personal Products	0.64%
Pharmaceuticals	1.15%
Road & Rail	0.71%
Semiconductors & Semiconductor Equipment	5.81%
Software	5.06%
Specialty Retail	3.57%
Textiles, Apparel & Luxury Goods	0.40%
Trading Companies & Distributors	0.74%
Wireless Telecommunication Services	2.49%

Short-Term Investment	0.11%

Total Value of Securities	99.93%

Receivables and Other Assets Net of Liabilities	0.07%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security

Percentage
Top 10 Equity Holdings	of Net Assets

Weatherford International	1.15%
Murphy Oil	0.99%
Core Laboratories	0.97%
Arch Coal	0.97%
FMC Technologies	0.96%
Foundation Coal Holdings	0.95%
Ultra Petroleum	0.95%
Smith International	0.94%
Williams Companies	0.94%
Consol Energy	0.93%

Total	9.75%

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–99.82%
	Aerospace & Defense–2.15%
†	Alliant Techsystems	7,500	$762,600
	Empresa Brasileira de Aeronautica ADR	20,400	540,600
	Goodrich	12,200	579,012
	Precision Castparts	18,000	1,734,660
	Rockwell Collins	34,000	1,630,640

			5,247,512

	Air Freight & Logistics–1.42%
	Expeditors International Washington	33,500	1,440,500
	Robinson (C.H.) Worldwide	27,000	1,480,680
	UTi Worldwide	28,000	558,600

			3,479,780

	Airlines–0.34%
	SkyWest	23,100	292,215
	Southwest Airlines	42,200	550,288

			842,503

	Auto Components–0.56%
	Gentex	26,200	378,328
	WABCO Holdings	21,200	984,952

			1,363,280

	Automobiles–0.46%
	Harley-Davidson	22,200	804,972
	Thor Industries	8,600	182,836
	Winnebago Industries	13,600	138,584

			1,126,392

	Beverages–0.48%
	Brown-Forman Class B	15,500	1,171,335

			1,171,335

	Biotechnology–2.77%
†	Alexion Pharmaceuticals	11,800	855,500
†	Amylin Pharmaceuticals	7,700	195,503
†	Biogen Idec	9,700	542,133
†	BioMarin Pharmaceuticals	11,700	339,066
†	Celgene	8,200	523,734
†	Cephalon	17,600	1,173,744
†	Genzyme	13,900	1,001,078
†	ImClone Systems	10,500	424,830
†	Martek Biosciences	14,800	498,908
†	Myriad Genetics	10,100	459,752
†	Theravance	16,500	195,855
†	Vertex Pharmaceuticals	17,000	568,990

			6,779,093

	Capital Markets–2.99%
†	Affiliated Managers Group	5,600	504,336
	BlackRock	4,800	849,600
	Eaton Vance	20,100	799,176
	Federated Investors Class B	13,500	464,670
	Janus Capital Group	23,800	629,986
	Lazard Class A	21,600	737,640
	Legg Mason	8,150	355,096
	Northern Trust	29,800	2,043,386
	optionsXpress Holdings	20,300	453,502
	SEI Investments	19,900	468,048

			7,305,440

	Chemicals–1.67%
	Albemarle	12,900	514,839
	Ecolab	24,900	1,070,451
†	Intrepid Potash	30,400	1,999,712
	Sigma-Aldrich	9,200	495,512

			4,080,514

	Commercial Banks–0.33%
	City National	5,600	235,592
	East West Bancorp	17,000	120,020
†	SVB Financial Group	9,500	457,045

			812,657

	Commercial Services & Supplies–3.28%
†	American Reprographics	26,900	447,885
	Avery Dennison	3,200	140,576
	Corporate Executive Board	12,800	538,240
	Dun & Bradstreet	6,800	595,952
	Equifax	16,300	548,006
	HNI	9,000	158,940
	Manpower	12,600	733,824
†	Monster Worldwide	30,900	636,849
	Republic Services	39,850	1,183,545
	Ritchie Bros Auctioneers	56,400	1,530,132
	Robert Half International	29,600	709,512
†	Stericycle	15,500	801,350

			8,024,811

	Communications Equipment–1.08%
†	F5 Networks	20,200	574,084
†	Foundry Networks	28,600	338,052
†	JDS Uniphase	39,300	446,448
†	Juniper Networks	58,200	1,290,876

			2,649,460

	Computers & Peripherals–1.52%
†	Logitech International	19,700	527,960
†	NetApp	65,100	1,410,066
†	QLogic	30,700	447,913
	Seagate Technology	69,400	1,327,622

			3,713,561

	Construction & Engineering–2.39%
	Chicago Bridge & Iron	10,600	422,092
	Fluor	10,600	1,972,448
†	Foster Wheeler	20,700	1,514,205
†	Quanta Services	58,400	1,942,968

			5,851,713

	Diversified Consumer Services–1.47%
†	Apollo Group Class A	25,205	1,115,573

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Diversified Consumer Services (continued)
	Block (H&R)	21,800	$466,520
	DeVry	14,900	798,938
†	ITT Educational Services	9,700	801,511
†	New Oriental Education & Technology Group ADR	7,200	420,624

			3,603,166

	Diversified Financial Services–1.49%
†	Interactive Brokers Group Class A	14,700	472,311
†	IntercontinentalExchange	9,900	1,128,600
	Moody’s	28,100	967,764
	Nymex Holdings	12,800	1,081,344

			3,650,019

	Diversified Telecommunications Services–0.44%
†	Leap Wireless International	16,700	720,939
†	NeuStar Class A	16,100	347,116

			1,068,055

	Electric Utilities–0.47%
†	Reliant Energy	53,500	1,137,945

			1,137,945

	Electrical Equipment–1.18%
	AMETEK	20,000	944,400
†	General Cable	6,700	407,695
†	II-VI	12,600	439,992
	Roper Industries	16,400	1,080,432

			2,872,519

	Electronic Equipment & Instruments–1.27%
†	Cogent	34,100	387,717
†	FLIR Systems	13,900	563,923
	Jabil Circuit	37,800	620,298
	National Instruments	15,150	429,806
†	Trimble Navigation	31,100	1,110,270

			3,112,014

	Energy Equipment & Services–7.20%
	BJ Services	48,300	1,542,702
†	Cameron International	40,400	2,236,140
†	Core Laboratories	16,700	2,377,245
	Diamond Offshore Drilling	13,000	1,808,820
†	FMC Technologies	30,400	2,338,672
†	Nabors Industries	29,100	1,432,593
	Smith International	27,700	2,302,978
†	TETRA Technologies	32,200	763,462
†	Weatherford International	56,600	2,806,793

			17,609,405

	Food Products–0.69%
	Hershey	12,800	419,584
	McCormick	35,200	1,255,232

			1,674,816
	Health Care Equipment & Supplies–4.96%
†	American Medical System Holdings	22,000	328,900
†	Arthrocare	11,900	485,639
	Bard (C.R.)	14,700	1,292,865
	Becton Dickinson	5,300	430,890
	DENTSPLY International	18,600	684,480
†	Edwards Lifesciences	7,400	459,096
†	Gen-Probe	12,700	602,996
†	Hologic	30,200	658,360
†	IDEXX Laboratories	18,600	906,564
†	Integra LifeSciences Holdings	16,000	711,680
†	Intuitive Surgical	4,500	1,212,300
†	Masimo	21,400	735,090
†	ResMed	20,200	721,948
†	St. Jude Medical	38,500	1,573,880
†	Varian Medical Systems	12,400	642,940
†	Zimmer Holdings	9,800	666,890

			12,114,518

	Health Care Providers & Services–3.89%
	CIGNA	32,300	1,143,097
†	Coventry Health Care	19,950	606,879
†	DaVita	11,200	595,056
†	Express Scripts	24,900	1,561,728
†	Health Net	22,400	538,944
†	Healthways	10,600	313,760
†	Humana	15,700	624,389
†	Laboratory Corporation of America Holdings	15,200	1,058,376
†	Lincare Holdings	18,400	522,560
	McKesson	11,800	659,738
†	Patterson Companies	12,800	376,192
	Quest Diagnostics	18,200	882,154
†	Schein (Henry)	12,100	623,997

			9,506,870

	Hotels, Restaurants & Leisure–4.24%
	Boyd Gaming	8,600	108,016
†	Chipotle Mexican Grill Class B	5,000	376,800
	Choice Hotels International	23,500	622,750
	Ctrip.com International ADR	10,900	499,002
	International Game Technology	34,700	866,806
†	Las Vegas Sands	14,600	692,624
	Marriott International Class A	35,000	918,400
†	Melco PBL Entertainment Macau ADR	47,600	443,632
†	Panera Bread Class A	10,200	471,852
	Royal Caribbean Cruises	11,100	249,417
†	Starbucks	26,800	421,832
	Starwood Hotels & Resorts Worldwide	16,300	653,141
	Tim Hortons	29,600	849,224
†	WMS Industries	14,250	424,223
†	Wynn Resorts	9,400	764,690
	Yum Brands	57,100	2,003,639

			10,366,048

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Household Durables–0.71%
	Centex	7,800	$104,286
†	Dolby Laboratories Class A	19,500	785,850
	KB HOME	12,700	215,011
	Lennar Class A	13,900	171,526
	Pulte Homes	21,700	208,971
†	Toll Brothers	13,800	258,474

			1,744,118

	Household Products–0.30%
	Clorox	14,200	741,240

			741,240

	Independent Power Producers & Energy Traders–0.20%
†	AES	25,200	484,092

			484,092

	Industrial Conglomerates–0.85%
†	McDermott International	33,700	2,085,693

			2,085,693

	Insurance–1.56%
	Aon	12,500	574,250
†	Arch Capital Group	11,300	749,416
	Assurant	7,400	488,104
	AXIS Capital Holdings	10,800	321,948
	HCC Insurance Holdings	17,700	374,178
†	Markel	900	330,300
†	Philadelphia Consolidated Holding	19,300	655,621
	RenaissanceRe Holdings	7,000	312,690

			3,806,507

	Internet & Catalog Retail–0.86%
†	Expedia	51,000	937,380
†	priceline.com	7,400	854,404
†	VistaPrint	11,800	315,768

			2,107,552

	Internet Software & Services–1.13%
†	Baidu.com ADR	1,700	532,032
†	Digital River	16,000	617,280
†	Sina	14,600	621,230
†	VeriSign	26,100	986,580

			2,757,122

	IT Services–3.03%
†	Cognizant Technology Solutions Class A	44,600	1,449,946
	Fidelity National Information Services	8,000	295,280
†	Fiserv	10,200	462,774
	Global Payments	9,600	447,360
†	Iron Mountain	22,625	600,694
	Paychex	50,300	1,573,384
†	Perot Systems Class A	43,700	655,937
	Satyam Computer Services ADR	36,600	897,432
	Western Union	41,000	1,013,520

			7,396,327
	Leisure Equipment & Products–0.17%
	Mattel	24,000	410,880

			410,880

	Life Sciences Tools & Services–2.83%
†	Charles River Laboratories International	19,700	1,259,224
†	Covance	5,600	481,712
†	Illumina	15,500	1,350,205
†	Invitrogen	25,400	997,204
†	Millipore	7,300	495,378
†	Qiagen	23,100	465,003
†	Techne	10,500	812,595
†	Waters	16,200	1,044,900

			6,906,221

	Machinery–3.76%
	Cummins	26,700	1,749,384
	Donaldson	23,800	1,062,432
	Graco	15,100	574,857
	Harsco	10,700	582,187
	IDEX	13,125	483,525
	ITT	13,300	842,289
	Joy Global	25,400	1,926,082
	PACCAR	18,400	769,672
	Pall	14,000	555,520
†	Terex	12,400	636,988

			9,182,936

	Media–4.01%
†	Cablevision Systems Class A	14,500	327,700
†	Central European Media Enterprises	7,400	669,922
†	Clear Channel Outdoor Holdings Class A	50,800	905,764
†	CTC Media	24,200	596,772
†	Discovery Holding Class A	36,200	794,952
†	DreamWorks Animation Class A	14,300	426,283
†	Focus Media Holding ADR	27,500	762,300
†	Lamar Advertising Class A	17,400	626,922
	McGraw-Hill Companies	37,500	1,504,500
	Omnicom Group	36,900	1,656,072
	Shaw Communications Class B	29,600	602,656
	WPP Group ADR	19,400	927,708

			9,801,551

	Metals & Mining–1.53%
	Agnico Eagle Mines	10,400	773,448
	Carpenter Technology	26,600	1,161,090
	Cleveland-Cliffs	15,200	1,811,688

			3,746,226

	Multiline Retail–0.14%
	Family Dollar Stores	17,500	348,950

			348,950
	Office Electronics–0.16%
†	Zebra Technologies	11,750	383,520

			383,520

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Oil, Gas & Consumable Fuels–9.27%
	Arch Coal	31,600	$2,370,948
†	Bill Barrett	12,800	760,448
	Cabot Oil & Gas	16,900	1,144,637
†	Compton Petroleum	46,300	588,473
†	Concho Resources	33,300	1,242,090
	Consol Energy	20,200	2,269,874
†	Forest Oil	16,600	1,236,700
	Foundation Coal Holdings	26,200	2,320,796
†	Mariner Energy	21,400	791,158
	Murphy Oil	24,700	2,421,834
†	Newfield Exploration	21,800	1,422,450
†	SandRidge Energy	13,100	845,998
	Sunoco	15,100	614,419
†	Ultra Petroleum	23,600	2,317,520
	Williams Companies	57,000	2,297,670

			22,645,015
	Personal Products–0.64%
	Avon Products	43,400	1,563,268

			1,563,268

	Pharmaceuticals–1.15%
	Allergan	27,414	1,426,899
†	Elan ADR	24,000	853,200
†	Warner Chilcott Class A	31,300	530,535

			2,810,634

	Road & Rail–0.71%
	Landstar System	31,200	1,722,864

			1,722,864

	Semiconductors & Semiconductor Equipment–5.81%
	Altera	54,600	1,130,220
	Analog Devices	31,900	1,013,463
†	Broadcom Class A	44,850	1,223,957
†	Cymer	10,200	274,176
†	Fairchild Semiconductor International	24,400	286,212
†	Integrated Device Technology	36,200	359,828
	Intersil Class A	17,500	425,600
	KLA-Tencor	7,100	289,041
†	Lam Research	7,400	267,510
	Linear Technology	35,100	1,143,207
†	Marvell Technology Group	69,100	1,220,306
	Maxim Integrated Products	22,100	467,415
†	MEMC Electronic Materials	19,700	1,212,338
	Microchip Technology	30,600	934,524
	National Semiconductor	39,200	805,168
†	ON Semiconductor	46,300	424,571
†	Silicon Laboratories	18,400	664,056
†	Teradyne	23,600	261,252
†	Varian Semiconductor Equipment Associates	14,400	501,408
	Xilinx	51,100	1,290,274

			14,194,526

	Software–5.06%
†	Activision	28,688	977,400
†	Adobe Systems	12,200	480,558
†	ANSYS	13,300	626,696
†	Autodesk	36,700	1,240,827
†	Citrix Systems	20,400	599,964
†	Electronics Arts	35,200	1,563,936
	FactSet Research Systems	17,750	1,000,390
	Henry (Jack) & Associates	20,200	437,128
†	Intuit	37,500	1,033,875
†	McAfee	25,800	877,974
†	Red Hat	51,500	1,065,535
†	salesforce.com	17,100	1,166,733
†	Symantec	26,000	503,100
†	Synopsys	16,600	396,906
†	THQ	19,150	387,979

			12,359,001

	Specialty Retail–3.57%
	Advance Auto Parts	9,100	353,353
†	AnnTaylor Stores	16,800	402,528
†	Bed Bath & Beyond	35,100	986,310
†	Dick’s Sporting Goods	13,200	234,168
	Men’s Wearhouse	9,950	162,086
†	O’Reilly Automotive	11,000	245,850
	PETsMART	20,000	399,000
	Ross Stores	32,400	1,150,848
	Staples	32,500	771,875
	Tiffany & Co	29,700	1,210,275
	TJX Companies	43,400	1,365,798
†	Tractor Supply	8,700	252,648
†	Urban Outfitters	23,500	732,965
	Williams-Sonoma	23,200	460,288

			8,727,992

	Textiles, Apparel & Luxury Goods–0.40%
†	Coach	33,900	979,032

			979,032

	Trading Companies & Distributors–0.74%
	Fastenal	18,300	789,828
	Grainger (W.W.)	12,300	1,006,140

			1,795,968

	Wireless Telecommunication Services–2.49%
†	American Tower Class A	38,400	1,622,400
†	Crown Castle International	43,000	1,665,390
†	MetroPCS Communications	32,800	580,888
†	NII Holdings	14,300	679,107
†	SBA Communications Class A	43,000	1,548,430

			6,096,215

	Total Common Stock (Cost $195,144,047)		243,960,876

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

SHORT-TERM INVESTMENT–0.11%
Money Market Instrument–0.11%
Dreyfus Cash Management Fund	279,395	$279,395

Total Short-Term Investment (Cost $279,395)		279,395

TOTAL VALUE OF SECURITIES–99.93% (Cost $195,423,442)	$244,240,271
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	174,039

NET ASSETS APPLICABLE TO 19,315,696 SHARES OUTSTANDING–100.00%	$244,414,310

NET ASSET VALUE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD CLASS ($221,254,358 / 17,464,110 Shares)	$12.669

NET ASSET VALUE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE CLASS ($23,159,952 / 1,851,586 Shares)	$12.508

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$355,432,468
Accumulated net realized loss on investments	(159,834,987)
Net unrealized appreciation of investments	48,816,829

Total net assets	$244,414,310

†	Non income producing security.

ADR–American Depositary Receipts

See accompanying notes

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap
Growth Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$847,767
Interest	6,553
Foreign tax withheld	(4,812)

849,508

EXPENSES:
Management fees	906,502
Accounting and administration expenses	55,443
Reports and statements to shareholders	30,785
Distribution expenses — Service Class	26,344
Professional fees	12,125
Trustees’ fees	2,577
Custodian fees	2,358
Other	5,008

Total operating expenses	1,041,142

NET INVESTMENT LOSS	(191,634)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	826,054
Foreign currencies	(35)

Net realized gain	826,019
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(16,072,190)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(15,246,171)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,437,805)

See accompanying notes

LVIP T. Rowe Price Structured Mid-Cap
Growth Fund
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/08	Year Ended
	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(191,634)	$(139,003)
Net realized gain on investments	826,019	37,765,579
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(16,072,190)	698,223

Net increase (decrease) in net assets resulting from operations	(15,437,805)	38,324,799

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,471,563	19,497,635
Service Class	8,051,351	12,440,997

	11,522,914	31,938,632

Cost of shares repurchased:
Standard Class	(15,625,597)	(90,750,484)
Service Class	(4,483,160)	(6,561,590)

	(20,108,757)	(97,312,074)

Decrease in net assets derived from capital share transactions	(8,585,843)	(65,373,442)

NET DECREASE IN NET ASSETS	(24,023,648)	(27,048,643)
NET ASSETS:
Beginning of period	268,437,958	295,486,601

End of period (there was no undistributed net investment income at either period end)	$244,414,310	$268,437,958

See accompanying notes

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07		12/31/06	12/31/05		12/31/04[2]		12/31/03[3]

Net asset value, beginning of period	$13.435	$11.828		$10.824	$9.857		$8.672		$6.539

Income (loss) from investment operations:
Net investment loss[4]	(0.008)	(0.004)		—	(0.026)		(0.039)		(0.029)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.758)	1.611		1.004	0.993		1.224		2.162

Total from investment operations	(0.766)	1.607		1.004	0.967		1.185		2.133

Net asset value, end of period	$12.669	$13.435		$11.828	$10.824		$9.857		$8.672

Total return[5]	(5.70% )	13.59%		9.28%	9.81%		13.66%		32.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$221,254	$247,671		$282,397	$272,838		$269,192		$267,451
Ratio of expenses to average net assets	0.83%	0.82%		0.85%	0.87%		0.91%		0.90%
Ratio of net investment loss to average net assets	(0.14% )	(0.03%	)	0.00%	(0.26%	)	(0.44%	)	(0.39%	)
Portfolio turnover	29%	35%		41%	38%		106%		94%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Commencing January 1, 2004, T. Rowe Price replaced Putnam Investments as the Fund’s sub-advisor.

[3]	Effective April 30, 2003, the Lincoln National Aggressive Growth Fund, Inc. was merged into the Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Aggressive Growth Fund, Inc.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	Six Months
	Ended									5/15/03[3]
	6/30/08[1]	Year Ended								to
	(Unaudited)	12/31/07		12/31/06		12/31/05		12/31/04[2]		12/31/03

Net asset value, beginning of period	$13.281	$11.722		$10.754		$9.817		$8.659		$7.172

Income (loss) from investment operations:
Net investment loss[4]	(0.024)	(0.037)		(0.028)		(0.051)		(0.061)		(0.029)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.749)	1.596		0.996		0.988		1.219		1.516

Total from investment operations	(0.773)	1.559		0.968		0.937		1.158		1.487

Net asset value, end of period	$12.508	$13.281		$11.722		$10.754		$9.817		$8.659

Total return[5]	(5.82% )	13.30%		9.00%		9.54%		13.37%		20.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,160	$20,767		$13,090		$6,391		$2,203		$693
Ratio of expenses to average net assets	1.08%	1.07%		1.10%		1.12%		1.16%		1.11%
Ratio of net investment loss to average net assets	(0.39% )	(0.28%	)	(0.25%	)	(0.51%	)	(0.69%	)	(0.57%	)
Portfolio turnover	29%	35%		41%		38%		106%		94%	[6]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Commencing January 1, 2004, T. Rowe Price replaced Putnam Investments as the Fund’s sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–10

LVIP T. Rowe Price Structured Mid–Cap Growth Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2008.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for period ended June 30, 2008.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–11

LVIP T. Rowe Price Structured Mid–Cap Growth Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund; 0.70% of the next $200 million; and 0.65% of the average daily net assets of the Fund in excess of $400 million.

LIAC has contractually agreed to waive a portion of its advisory fee through April 30, 2009. The waiver amount is 0.05% of average daily net assets in excess of $750 million. This waiver will renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

T. Rowe Price (the “Sub-Advisor”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor at an annual rate of 0.50% on the first $250 million of the Fund’s average daily net assets; 0.45% of the next $500 million; and 0.40% of any excess of the Fund’s average daily net assets over $750 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $3,058 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $776,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $6,896 and $2,670, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$154,031
Fees Payable to DSC	520
Distribution Fees Payable to LFD	4,819

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2008, the Fund made purchases of $35,785,922 and sales of $44,593,051 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $196,291,666. At June 30, 2008, net unrealized appreciation was $47,948,605 of which $66,626,779 related to unrealized appreciation of investments and $18,678,174 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs that are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–12

LVIP T. Rowe Price Structured Mid–Cap Growth Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels on the previous page as of June 30, 2008:

Securities

Level 1	$244,240,271
Level 2	—
Level 3	—

Total	$244,240,271

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2008 and the year ended December 31, 2007.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$355,432,468
Realized gains (1/1/08–6/30/08)	676,344
Capital loss carryforwards	(159,643,107)
Unrealized appreciation of investments and foreign currencies	47,948,605

Net assets	$244,414,310

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and partnership interest.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated Net	Accumulated Net	Paid-in
Investment Loss	Realized Gain	Capital

$191,634	$7,409	$(199,043)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2007 will expire as follows: $67,646,335 expires in 2009, $76,089,467 expires in 2010 and $15,907,305 expires in 2011.

For the six months ended June 30, 2008, the Fund had capital gains of $676,344, which may reduce the capital loss carryforwards.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–13

LVIP T. Rowe Price Structured Mid–Cap Growth Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/08	12/31/07

Shares sold:
Standard Class	276,451	1,531,377
Service Class	650,252	963,214

	926,703	2,494,591

Shares repurchased:
Standard Class	(1,247,020)	(6,971,064)
Service Class	(362,330)	(516,272)

	(1,609,350)	(7,487,336)

Net decrease	(682,647)	(4,992,745)

7.	Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–14

LVIP Templeton Growth Fund

LVIP Templeton Growth Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP Templeton Growth Fund

Index

Disclosure of Fund Expenses	1
Country and Sector Allocations and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Templeton Growth Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$872.20	0.81%	$3.77
Service Class Shares	1,000.00	871.30	1.02%	4.75

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.84	0.81%	$4.07
Service Class Shares	1,000.00	1,019.79	1.02%	5.12

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Templeton Growth Fund–1

LVIP Templeton Growth Fund

Country and Sector Allocations and Top 10 Equity Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Country	of Net Assets

Common Stock	93.34%

Australia	0.42%
Austria	0.76%
Bermuda	1.63%
Brazil	1.53%
Finland	1.17%
France	7.34%
Germany	5.52%
Hong Kong	0.40%
Israel	0.74%
Italy	2.81%
Japan	7.02%
Mexico	0.40%
Netherlands	3.97%
Norway	1.89%
Republic of Korea	3.60%
Russia	1.09%
Singapore	2.16%
South Africa	1.41%
Spain	1.62%
Sweden	0.39%
Switzerland	3.76%
Taiwan	0.74%
United Kingdom	16.13%
United States	26.84%

Short-Term Investment	4.98%

Total Value of Securities	98.32%

Receivables and Other Assets Net of Liabilities	1.68%

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Total	1.65%
Royal Dutch Shell Class B	1.64%
Telefonica	1.62%
Telenor	1.47%
BP ADR	1.47%
Samsung Electronics	1.45%
Amgen	1.42%
Sasol ADR	1.41%
ENI	1.39%
France Telecom ADR	1.38%

Total	14.90%

Percentage
Sector	of Net Assets

Aerospace & Defense	2.09%
Air Freight & Logistics	0.93%
Airlines	0.86%
Auto Components	3.28%
Biotechnology	1.42%
Capital Markets	0.86%
Commercial Banks	6.54%
Commercial Services & Supplies	3.14%
Computers & Peripherals	1.60%
Consumer Finance	0.98%
Construction & Engineering	0.41%
Diversified Financial Services	1.87%
Diversified Telecommunications Services	7.44%
Electric Utilities	1.96%
Electronic Equipment & Instruments	2.24%
Food Products	2.48%
Health Care Equipment & Supplies	2.10%
Health Care Providers & Services	0.96%
Household Durables	0.51%
Household Products	1.02%
Industrial Conglomerates	2.42%
Insurance	6.61%
Internet Software & Services	0.19%
Leisure Equipment & Products	0.73%
Media	6.67%
Metals & Mining	1.50%
Multi-Utilities and Unregulated Power	0.81%
Office Electronics	1.12%
Oil, Gas & Consumable Fuels	10.58%
Paper & Forest Products	1.17%
Pharmaceuticals	8.12%
Real Estate Management & Development	0.40%
Semiconductors & Semiconductor Equipment	0.82%
Software	4.65%
Specialty Retail	1.55%
Trading Companies & Distributors	0.38%
Wireless Telecommunication Services	2.93%

Total	93.34%

LVIP Templeton Growth Fund–2

LVIP Templeton Growth Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–93.34%Δ
	Australia–0.42%
	Alumina	226,904	$1,030,407

			1,030,407
	Austria–0.76%
	Telekom Austria	85,550	1,856,145

			1,856,145
	Bermuda–1.63%
	ACE	30,370	1,673,083
	Covidien	33,587	1,608,481
	Tyco International	17,447	698,578

			3,980,142

	Brazil–1.53%
	Companhia Vale do Rio Doce ADR	88,040	2,627,114
	Empresa Brasileira de Aeronautica ADR	41,920	1,110,880

			3,737,994

	Finland–1.17%
	Stora Enso Class R	143,210	1,343,886
	UPM-Kymmene	92,330	1,511,885

			2,855,771

	France–7.34%
	AXA	64,930	1,928,101
	France Telecom ADR	113,830	3,372,783
	Michelin Class B	19,840	1,425,706
	Sanofi-Aventis	39,396	2,631,891
	Suez	29,210	1,988,657
	Thomson ADR	89,590	460,493
	Total	47,290	4,035,628
	Vivendi	55,800	2,117,356

			17,960,615

	Germany–5.52%
	Bayerische Motoren Werke	43,800	2,106,823
	Deutsche Post	89,030	2,317,138
	E.On	15,010	3,027,182
†	Infineon Technologies ADR	235,460	2,008,474
	SAP ADR	24,710	1,287,638
	Siemens ADR	25,120	2,766,466

			13,513,721

	Hong Kong–0.40%
	Cheung Kong Holdings	73,000	983,981

			983,981

	Israel–0.74%
†	Check Point Software Technologies	76,640	1,814,069

			1,814,069

	Italy–2.81%
	ENI	91,051	3,397,627
	Mediaset	212,052	1,398,105
	UniCredito Italiano	337,851	2,067,942

			6,863,674
	Japan–7.02%
	Aiful	68,450	793,044
	FujiFilm Holdings	51,700	1,777,469
	Hitachi	124,000	894,683
	Konica Minolta Holdings	85,500	1,443,993
	Mabuchi Motor	13,700	743,296
	Mitsubishi UFJ Financial Group ADR	84,590	744,392
	NGK Spark Plug	71,000	815,231
	Nintendo	5,300	2,990,344
	Olympus	38,000	1,284,981
	Promise	57,150	1,598,790
	Sony	28,600	1,249,979
	Takeda Pharmaceutical	33,500	1,703,951
	Toyota Motor ADR	12,140	1,141,160

			17,181,313

	Mexico–0.40%
	Telefonos de Mexico ADR	24,390	577,555
†	Telemex Internacional ADR	24,390	392,679

			970,234

	Netherlands–3.97%
	ING Groep CVA	83,000	2,646,994
	Koninklijke Philips Electronics	72,540	2,468,170
	Randstad Holding	15,812	552,691
	Reed Elsevier	103,923	1,752,443
	SBM Offshore	62,130	2,292,987

			9,713,285
	Norway–1.89%
	Aker Solutions	42,960	1,014,342
	Telenor	191,300	3,598,448

			4,612,790

	Republic of Korea–3.60%
	Hyundai Mobis	13,622	1,102,521
	Kookmin Bank	33,785	1,995,147
	KT ADR	51,580	1,099,686
	Samsung Electronics	5,936	3,545,164
	SK Telecom ADR	51,410	1,067,786

			8,810,304

	Russia–1.09%
	Gazprom ADR	46,050	2,670,900

			2,670,900

	Singapore–2.16%
	DBS Group Holdings	85,337	1,182,858
	Singapore Telecommunications	1,255,000	3,338,919
	Venture	105,000	757,028

			5,278,805

	South Africa–1.41%
	Sasol ADR	58,510	3,448,579

			3,448,579
	Spain–1.62%
	Telefonica	148,867	3,956,522

			3,956,522

LVIP Templeton Growth Fund–3

LVIP Templeton Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Sweden–0.39%
	Nordea Bank	68,380	$943,681

			943,681
	Switzerland–3.76%
	Adecco	24,860	1,233,813
	Nestle	61,800	2,792,510
	Novartis	44,940	2,474,549
	Swiss Reinsurance	26,951	1,795,326
	UBS	43,186	906,375

			9,202,573

	Taiwan–0.74%
	Chunghwa Telecom ADR	42,990	1,090,656
#	Compal Electronics 144A GDR	134,778	728,219

			1,818,875

	United Kingdom–16.13%
	Aviva	194,020	1,940,120
	BAE Systems	295,760	2,605,468
	BP ADR	51,670	3,594,682
	British Sky Broadcasting Group	222,600	2,092,886
	Cadbury Schweppes	88,774	1,118,471
	Compass Group	433,200	3,276,911
	G4S	615,070	2,481,007
	GlaxoSmithKline	115,870	2,568,885
	HSBC Holdings	135,600	2,102,555
	Kingfisher	639,270	1,430,021
	Old Mutual	294,240	544,497
	Pearson	77,590	950,516
	Rentokil Initial	410,940	814,479
	Rolls-Royce Group	205,390	1,397,167
	Royal Bank of Scotland Group	366,206	1,568,346
	Royal Dutch Shell Class B	99,880	4,016,921
	Unilever	87,484	2,490,229
	Vodafone Group ADR	112,310	3,308,653
	Wolseley	122,980	922,925
	Yell Group	171,870	241,361

			39,466,100

	United States–26.84%
	Abbott Laboratories	20,360	1,078,469
	Accenture Class A	64,080	2,609,338
	American International Group	51,990	1,375,655
†	Amgen	73,640	3,472,862
	Aon	57,680	2,649,819
	Bank of America	34,440	822,083
†	Boston Scientific	109,920	1,350,917
	Bristol-Myers Squibb	78,220	1,605,857
†	Cadence Design Systems	71,710	724,271
†	Chico’s FAS	113,530	609,656
	Comcast Special Class A	119,285	2,237,787
	Cooper	58,410	2,169,932
†	DIRECTV Group	71,910	1,863,188
	Discover Financial Services	6,600	86,922
†	Dr Pepper Snapple Group	102,685	2,154,335
	El Paso	111,790	2,430,315
	FedEx	10,470	824,931
	General Electric	91,520	2,442,669
	Invesco	42,835	1,027,183
†	Lexmark International Class A	31,040	1,037,667
	Merck	61,480	2,317,181
	Microsoft	94,570	2,601,621
	Morgan Stanley	13,200	476,124
	News Class A	164,510	2,474,230
†	Oracle	127,140	2,669,940
	Pfizer	163,220	2,851,453
	PG&E	44,480	1,765,411
	Progressive	103,450	1,936,584
	Quest Diagnostics	48,210	2,336,739
	Seagate Technology	112,780	2,157,481
	Sprint Nextel	180,210	1,711,995
	Target	37,940	1,763,831
	Time Warner	108,890	1,611,572
	Tyco Electronics	17,447	624,952
	United Parcel Service Class B	23,700	1,456,839
†	Viacom Class B	54,990	1,679,395
†	Watson Pharmaceuticals	97,050	2,636,849

			65,646,053

	Total Common Stock (Cost $220,643,901)		228,316,533

	SHORT-TERM INVESTMENT–4.98%
	Money Market Instrument–4.98%
	Dreyfus Cash Management Fund	12,186,773	12,186,773

	Total Short-Term Investment (Cost $12,186,773)		12,186,773

LVIP Templeton Growth Fund–4

LVIP Templeton Growth Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–98.32% (Cost $232,830,674)	$240,503,306
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.68%	4,099,781

NET ASSETS APPLICABLE TO 8,443,949 SHARES OUTSTANDING–100.00%	$244,603,087

NET ASSET VALUE–LVIP TEMPLETON GROWTH FUND STANDARD CLASS ($135,701,588 / 4,681,864 Shares)	$28.985

NET ASSET VALUE–LVIP TEMPLETON GROWTH FUND SERVICE CLASS ($108,901,499 / 3,762,085 Shares)	$28.947

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$222,533,014
Undistributed net investment income	4,066,042
Accumulated net realized gain on investments	10,333,701
Net unrealized appreciation of investments and foreign currencies	7,670,330

Total net assets	$244,603,087

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

†	Non income producing security.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2008, the aggregate amount of Rule 144A securities was $728,219, which represented 0.30% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

Summary of Abbreviations:
ADR–American Depositary Receipts
CVA–Dutch Certificate
GDR–Global Depositary Receipts

See accompanying notes

LVIP Templeton Growth Fund–5

LVIP Templeton Growth Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$5,102,798
Interest	215,623
Foreign tax withheld	(495,875)

4,822,546

EXPENSES:
Management fees	897,516
Distribution expenses-Service Class	124,748
Accounting and administration expenses	55,902
Custodian fees	29,528
Reports and statements to shareholders	23,390
Professional fees	11,207
Trustees’ fees	2,508
Other	8,783

1,153,582
Less fees waived	(14,850)
Less waiver of distribution expenses-Service Class	(19,986)
Less expense paid indirectly	(21,442)

Total operating expenses	1,097,304

NET INVESTMENT INCOME	3,725,242

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	1,546,213
Foreign currencies	(17,196)

Net realized gain	1,529,017
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(39,523,571)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(37,994,554)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,269,312)

See accompanying notes

LVIP Templeton Growth Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,725,242	$4,545,224
Net realized gain on investments and foreign currencies	1,529,017	9,266,792
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(39,523,571)	(1,259,217)

Net increase (decrease) in net assets resulting from operations	(34,269,312)	12,552,799

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,825,232)
Service Class	—	(1,346,638)

	—	(4,171,870)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,281,438	10,271,874
Service Class	44,460,027	106,807,702
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,825,232
Service Class	—	1,346,638

	47,741,465	121,251,446

Cost of shares repurchased:
Standard Class	(10,645,468)	(27,974,337)
Service Class	(16,222,307)	(11,625,724)

	(26,867,775)	(39,600,061)

Increase in net assets derived from capital share transactions	20,873,690	81,651,385

NET INCREASE (DECREASE) IN NET ASSETS	(13,395,622)	90,032,314
NET ASSETS:
Beginning of period	257,998,709	167,966,395

End of period (including undistributed (distributions in excess of) net investment income of $4,066,042 and $(161,313), respectively)	$244,603,087	$257,998,709

See accompanying notes

LVIP Templeton Growth Fund–6

LVIP Templeton Growth Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Templeton Growth Fund Standard Class
	Six Months
	Ended
	6/30/08[2]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

Net asset value, beginning of period	$33.233	$31.307	$27.119	$25.886	$22.084	$16.832

Income (loss) from investment operations:
Net investment income[3]	0.474	0.724	0.566	0.440	0.390	0.290
Net realized and unrealized gain (loss) on investments and foreign currencies	(4.722)	1.782	6.074	1.762	3.668	5.301

Total from investment operations	(4.248)	2.506	6.640	2.202	4.058	5.591

Less dividends and distributions from:
Net investment income	—	(0.580)	(0.414)	(0.375)	(0.256)	(0.339)
Net realized gain on investments	—	—	(2.038)	(0.594)	—	—

Total dividends and distributions	—	(0.580)	(2.452)	(0.969)	(0.256)	(0.339)

Net asset value, end of period	$28.985	$33.233	$31.307	$27.119	$25.886	$22.084

Total return[4]	(12.78% )	8.01%	26.13%	8.88%	18.56%	34.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$135,702	$163,596	$167,966	$133,060	$127,487	$115,062
Ratio of expenses to average net assets	0.81%	0.81%	0.85%	0.86%	0.88%	0.89%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	0.82%	0.84%	0.85%	0.86%	0.88%	0.89%
Ratio of net investment income to average net assets	3.12%	2.18%	2.00%	1.66%	1.62%	1.57%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	3.11%	2.15%	2.00%	1.66%	1.62%	1.57%
Portfolio turnover	8%	15%	19%	22%	24%	25%

[1]	Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. World Growth Stock Portfolio (the “JPVF Fund”).

  The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2008 and the years ended December 31, 2007 and 2006.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Templeton Growth Fund–7

LVIP Templeton Growth Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Templeton Growth Fund Service Class
	Six Months
	Ended	4/30/07[2]
	6/30/08[1]	to
	(Unaudited)	12/31/07

Net asset value, beginning of period	$33.224	$33.408

Income (loss) from investment operations:
Net investment income[3]	0.442	0.483
Net realized and unrealized loss on investments and foreign currencies	(4.719)	(0.126)

Total from investment operations	(4.277)	0.357

Less dividends and distributions from:
Net investment income	—	(0.541)

Total dividends and distributions	—	(0.541)

Net asset value, end of period	$28.947	$33.224

Total return[4]	(12.87% )	1.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$108,901	$94,403
Ratio of expenses to average net assets	1.02%	1.02%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.07%	1.11%
Ratio of net investment income to average net assets	2.91%	2.11%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	2.86%	2.02%
Portfolio turnover	8%	15%[5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Templeton Growth Fund–8

LVIP Templeton Growth Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP Templeton Growth Fund (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to provide long-term capital growth.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.75% on the first $200 million of the average daily net assets of the Fund; 0.65% on the next $300 million; and 0.60% on average daily net assets in excess of $500 million.

LVIP Templeton Growth Fund–9

LVIP Templeton Growth Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 0.81% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2009, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

Templeton Investment Counsel, LLC (the “Sub-Advisor”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.50% of the first $200 million of the Fund’s average daily net assets; 0.425% on the next $300 million; and 0.40% of the Fund’s average daily net assets in excess of $500 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $3,088 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $6,872 and $2,717, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. LFD has voluntarily agreed to waive the Plan Fee by 0.04% of average daily net assets of the Service Class shares. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$138,611
Fees Payable to DSC	535
Distribution Fees Payable to LFD	18,985

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2008, the Fund made purchases of $32,716,880 and sales of $9,694,531 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $232,830,674. At June 30, 2008, net unrealized appreciation was $7,672,632, of which $37,555,397 related to unrealized appreciation of investments and $29,882,765 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 — inputs are quoted prices in active markets
Level 2 — inputs that are observable, directly or indirectly
Level 3 — inputs are unobservable and reflect assumptions on the part of the reporting entity

LVIP Templeton Growth Fund–10

LVIP Templeton Growth Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Securities

Level 1	$239,775,087
Level 2	728,219
Level 3	—

Total	$240,503,306

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2008. The tax character of dividends and distributions paid during the year ended December 31, 2007 was as follows:

Year Ended
12/31/07
Ordinary income	$4,171,870

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$222,533,014
Undistributed ordinary income	3,444,963
Undistributed long-term capital gains	1,026,904
Other temporary differences	9,927,876
Unrealized appreciation of investments and foreign currencies	7,670,330

Net assets	$244,603,087

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of dividends and distributions.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and passive foreign investment company. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net
Investment Loss	Realized Gain

$502,113	$(502,113)

LVIP Templeton Growth Fund–11

LVIP Templeton Growth Fund
Notes to Financial Statements (continued)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07

Shares sold:
Standard Class	107,558	310,032
Service Class	1,454,809	3,144,946
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	85,468
Service Class	—	40,737

	1,562,367	3,581,183

Shares repurchased:
Standard Class	(348,395)	(837,853)
Service Class	(534,114)	(344,293)

	(882,509)	(1,182,146)

Net increase	679,858	2,399,037

7.	Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding as of June 30, 2008.

8.	Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At June 30, 2008, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

LVIP Templeton Growth Fund–12

LVIP Templeton Growth Fund
Notes to Financial Statements (continued)

9.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Templeton Growth Fund–13

LVIP Turner Mid-Cap Growth Fund
(formerly LVIP Mid-Cap Growth Fund)

LVIP Turner Mid-Cap
Growth Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP Turner Mid-Cap Growth Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Turner Mid-Cap Growth Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$905.10	0.97%	$4.59
Service Class Shares	1,000.00	904.00	1.22%	5.78

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.04	0.97%	$4.87
Service Class Shares	1,000.00	1.018.80	1.22%	6.12

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Turner Mid-Cap Growth Fund–1

LVIP Turner Mid-Cap Growth Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	99.72%

Air Freight & Logistics	1.59%
Beverages	1.08%
Biotechnology	1.57%
Capital Markets	3.68%
Chemicals	3.84%
Commercial Services & Supplies	1.63%
Communications Equipment	0.90%
Construction & Engineering	1.88%
Containers & Packaging	1.05%
Diversified Financial Services	1.47%
Electric Utilities	0.66%
Electrical Equipment	2.84%
Energy Equipment & Services	3.94%
Food & Staples Retailing	0.87%
Gas Utilities	0.89%
Health Care Equipment & Supplies	2.68%
Health Care Providers & Services	2.55%
Hotels, Restaurants & Leisure	2.87%
Household Durables	0.44%
Household Products	0.52%
Independent Power Producers & Energy Traders	0.75%
Industrial Conglomerates	0.62%
Insurance	1.60%
Internet & Catalog Retail	1.71%
Internet Software & Services	4.04%
IT Services	1.97%
Life Sciences Tools & Services	2.96%
Machinery	6.21%
Media	2.03%
Metals & Mining	3.08%
Multiline Retail	1.06%
Oil, Gas & Consumable Fuels	10.06%
Personal Products	1.90%
Pharmaceuticals	0.77%
Real Estate Investment Trusts	0.74%
Road & Rail	0.69%
Semiconductors & Semiconductor Equipment	9.63%
Software	4.97%
Specialty Retail	2.20%
Textiles, Apparel & Luxury Goods	2.19%
Thrift & Mortgage Finance	0.98%
Wireless Telecommunication Services	2.61%

Short-Term Investment	1.16%

Total Value of Securities	100.88%

Liabilities Net of Receivables and Other Assets	(0.88%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Consol Energy	2.30%
Fluor	1.88%
T. Rowe Price Group	1.77%
salesforce.com	1.65%
Activision	1.59%
Express Scripts	1.56%
Marvell Technology Group	1.51%
Flowserve	1.48%
Air Products & Chemicals	1.42%
NVIDIA	1.41%

Total	16.57%

LVIP Turner Mid-Cap Growth Fund–2

LVIP Turner Mid-Cap Growth Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK– 99.72%
	Air Freight & Logistics–1.59%
	Expeditors International of Washington	8,890	$382,270
	Robinson (C.H.) Worldwide	3,180	174,391

			556,661

	Beverages–1.08%
	Molson Coors Brewing Class B	6,960	378,137

			378,137

	Biotechnology–1.57%
†	Alexion Pharmaceuticals	3,370	244,325
†	BioMarin Pharmaceuticals	1,470	42,601
†	United Therapeutics	2,700	263,925

			550,851

	Capital Markets–3.68%
	BlackRock	1,600	283,200
	Northern Trust	5,600	383,992
	T. Rowe Price Group	11,000	621,170

			1,288,362

	Chemicals–3.84%
	Air Products & Chemicals	5,020	496,278
	Celanese Class A	7,040	321,446
	CF Industries Holdings	1,500	229,200
†	Mosaic	2,070	299,529

			1,346,453

	Commercial Services & Supplies–1.63%
†	Covanta Holding	11,150	297,594
†	Stericycle	5,280	272,976

			570,570

	Communications Equipment–0.90%
†	Juniper Networks	14,150	313,847

			313,847

	Construction & Engineering–1.88%
	Fluor	3,550	660,584

			660,584

	Containers & Packaging–1.05%
†	Owens-Illinois	8,790	366,455

			366,455

	Diversified Financial Services–1.47%
†	Interactive Brokers Group	10,010	321,621
†	Intercontinental Exchange	1,710	194,940

			516,561

	Electric Utilities–0.66%
	PPL	4,400	229,988

			229,988

	Electrical Equipment–2.84%
†	American Superconductor	3,860	138,381
	AMETEK	9,645	455,437
†	First Solar	1,470	401,045

			994,863

	Energy Equipment & Services–3.94%
†	Cameron International	7,030	389,111
	Diamond Offshore Drilling	2,710	377,069
†	Nabors Industries	8,580	422,393
†	National Oilwell Varco	2,180	193,410

			1,381,983

	Food & Staples Retailing–0.87%
†	Central European Distribution	4,100	304,015

			304,015

	Gas Utilities–0.89%
	Questar	4,410	313,286

			313,286

	Health Care Equipment & Supplies–2.68%
	Bard (C. R.)	2,440	214,598
	DENTSPLY International	7,090	260,912
†	Intuitive Surgical	1,720	463,368

			938,878

	Health Care Providers & Services–2.55%
†	Express Scripts	8,710	546,291
†	Schein (Henry)	6,750	348,098

			894,389

	Hotels, Restaurants & Leisure–2.87%
	Darden Restaurants	10,830	345,910
†	WMS Industries	10,575	314,818
†	Wynn Resorts	4,240	344,924

			1,005,652

	Household Durables–0.44%
	Pulte Homes	16,110	155,139

			155,139

	Household Products–0.52%
	Church & Dwight	3,260	183,701

			183,701

	Independent Power Producers & Energy Traders–0.75%
†	Dynegy Class A	30,800	263,340

			263,340

	Industrial Conglomerates–0.62%
	Walter Industries	2,000	217,540

			217,540

	Insurance–1.60%
	Aon	6,290	288,962
	Assurant	4,130	272,415

			561,377

	Internet & Catalog Retail–1.71%
†	priceline.com	2,770	319,824
†	VistaPrint	10,450	279,642

			599,466

	Internet Software & Services–4.04%
†	Akamai Technologies	8,310	289,105
†	Baidu.com ADR	780	244,109

LVIP Turner Mid-Cap Growth Fund–3

LVIP Turner Mid-Cap Growth Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Internet Software & Services (continued)
†	MercadoLibre	5,840	$201,422
†	Omniture	12,440	231,011
†	VeriSign	11,870	448,685

			1,414,332

	IT Services–1.97%
†	Fiserv	8,550	387,913
	Mastercard Class A	1,140	302,693

			690,606

	Life Sciences Tools & Services–2.96%
†	Charles River Laboratories International	5,070	324,074
†	Covance	4,950	425,800
†	Illumina	3,310	288,334

			1,038,208

	Machinery–6.21%
†	AGCO	6,400	335,424
	Cummins	4,130	270,598
	Flowserve	3,800	519,459
	Harsco	5,590	304,152
	Joy Global	4,610	349,576
	SPX	3,020	397,825

			2,177,034

	Media–2.03%
†	Central European Media Enterprises	3,340	302,370
†	Discovery Holding Class A	18,550	407,358

			709,728

	Metals & Mining–3.08%
	Agnico-Eagle Mines	4,250	316,073
	Cleveland-Cliffs	2,980	355,186
	Steel Dynamics	10,430	407,500

			1,078,759

	Multiline Retail–1.06%
†	Big Lots	11,920	372,381

			372,381

	Oil, Gas & Consumable Fuels–10.06%
†	Alpha Natural Resources	2,910	303,484
	Consol Energy	7,170	805,693
†	Denbury Resources	10,100	368,650
†	EXCO Resources	7,220	266,490
	Pioneer Natural Resources	4,330	338,952
	Range Resources	7,410	485,651
†	Southwestern Energy	9,880	470,387
†	Ultra Petroleum	4,960	487,072

			3,526,379

	Personal Products–1.90%
	Alberto-Culver	15,460	406,134
	Estee Lauder Companies Class A	5,560	258,262

			664,396

	Pharmaceuticals–0.77%
	Allergan	5,210	271,181

			271,181

	Real Estate Investment Trusts–0.74%
	Public Storage	3,200	258,528

			258,528

	Road & Rail–0.69%
	Ryder System	3,520	242,458

			242,458

	Semiconductors & Semiconductor Equipment–9.63%
	Altera	23,660	489,762
†	Atheros Communications	10,710	321,300
†	Broadcom Class A	13,200	360,228
†	Cavium Networks	10,830	227,430
†	Lam Research	6,300	227,745
†	Marvell Technology Group	29,930	528,563
†	NVIDIA	26,450	495,144
†	PMC-Sierra	39,380	301,257
†	Varian Semiconductor Equipment Associates	12,157	423,307

			3,374,736

	Software–4.97%
†	Activision	16,410	559,089
†	Informatica	8,930	134,307
†	McAfee	13,850	471,316
†	salesforce.com	8,470	577,908

			1,742,620

	Specialty Retail–2.20%
	Guess	12,290	460,260
†	Urban Outfitters	10,020	312,524

			772,784

	Textiles, Apparel & Luxury Goods–2.19%
†	Coach	11,260	325,189
†	Lululemon Athletica	6,740	195,864
†	Warnaco Group	5,570	245,470

			766,523

	Thrift & Mortgage Finance–0.98%
	Hudson City Bancorp	20,660	344,609

			344,609

	Wireless Telecommunication Services–2.61%
†	Crown Castle International	8,970	347,408
†	Millicom International Cellular	2,760	285,660
†	SBA Communications Class A	7,870	283,399

			916,467

	Total Common Stock (Cost $33,963,654)		34,953,827

	SHORT-TERM INVESTMENT–1.16%
	Money Market Instrument–1.16%
	Dreyfus Cash Management Fund	407,431	407,431

	Total Short-Term Investment (Cost $407,431)		407,431

LVIP Turner Mid-Cap Growth Fund–4

LVIP Turner Mid-Cap Growth Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.88% (Cost $34,371,085)	$35,361,258
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.88%)	(307,516)

NET ASSETS APPLICABLE TO 2,745,825 SHARES OUTSTANDING–100.00%	$35,053,742

NET ASSET VALUE–LVIP TURNER MID-CAP GROWTH FUND STANDARD CLASS ($17,524,293 / 1,370,714 Shares)	$12.785

NET ASSET VALUE–LVIP TURNER MID-CAP GROWTH FUND SERVICE CLASS ($17,529,449 / 1,375,111 Shares)	$12.748

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$29,541,895
Accumulated net realized gain on investments	4,521,674
Net unrealized appreciation of investments	990,173

Total net assets	$35,053,742

†	Non income producing security.

ADR–American Depositary Receipts

See accompanying notes

LVIP Turner Mid-Cap Growth Fund–5

LVIP Turner Mid-Cap Growth Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$94,628
Interest	22,108
Foreign tax withheld	(1,266)

115,470

EXPENSES:
Management fees	151,934
Distribution expenses-Service Class	20,091
Professional fees	9,820
Accounting and administration expenses	7,980
Custodian fees	4,615
Reports and statements to shareholders	4,245
Trustees’ fees	338
Other	2,440

201,463
Less Management fees waived	(14,788)
Less expense paid indirectly	(474)

Total operating expenses	186,201

NET INVESTMENT LOSS	(70,731)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(893,343)
Net change in unrealized appreciation/depreciation of investments	(2,383,071)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(3,276,414)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,347,145)

See accompanying notes

LVIP Turner Mid-Cap Growth Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(70,731)	$(89,006)
Net realized gain (loss) on investments	(893,343)	5,623,753
Net change in unrealized appreciation/depreciation of investments	(2,383,071)	(10,496)

Net increase (decrease) in net assets resulting from operations	(3,347,145)	5,524,251

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,587,817	9,271,391
Service Class	15,223,234	20,721,182

	18,811,051	29,992,573

Cost of shares repurchased:
Standard Class	(5,443,419)	(19,322,700)
Service Class	(9,585,002)	(7,647,898)

	(15,028,421)	(26,970,598)

Increase in net assets derived from capital share transactions	3,782,630	3,021,975

NET INCREASE IN NET ASSETS	435,485	8,546,226
NET ASSETS:
Beginning of period	34,618,257	26,072,031

End of period (there was no undistributed net investment income at either period end)	$35,053,742	$34,618,257

See accompanying notes

LVIP Turner Mid-Cap Growth Fund–6

LVIP Turner Mid-Cap Growth Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Turner Mid-Cap Growth Fund Standard Class
	Six Months
	Ended
	6/30/08[2]		Year Ended
	(Unaudited)		12/31/07		12/31/06	12/31/05		12/31/04		12/31/03

Net asset value, beginning of period	$14.126		$11.330		$11.025	$9.820		$8.780		$5.870

Income (loss) from investment operations:
Net investment loss[3]	(0.019)		(0.042)		(0.018)	(0.050)		(0.070)		(0.050)
Net realized and unrealized gain (loss) on investments	(1.322)		2.838		0.778	1.255		1.110		2.960

Total from investment operations	(1.341)		2.796		0.760	1.205		1.040		2.910

Less dividends and distributions from:
Net realized gain on investments	—		—		(0.455)	—		—		—

Total dividends and distributions	—		—		(0.455)	—		—		—

Net asset value, end of period	$12.785		$14.126		$11.330	$11.025		$9.820		$8.780

Total return[4]	(9.49%	)	24.68%		6.72%	12.27%		11.84%		49.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,524		$21,354		$26,072	$27,171		$24,086		$24,844
Ratio of expenses to average net assets	0.97%		0.99%		1.07%	1.08%		1.09%		1.14%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.06%		1.06%		1.07%	1.08%		1.09%		1.14%
Ratio of net investment loss to average net assets	(0.30%	)	(0.33%	)	(0.16% )	(0.56%	)	(0.77%	)	(0.89%	)
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly	(0.39%	)	(0.40%	)	(0.16% )	(0.56%	)	(0.77%	)	(0.89%	)
Portfolio turnover	184%		199%		156%	158%		175%		167%

[1]	Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Mid-Cap Growth Portfolio (the “JPVF Fund”). The financial highlights for the period prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2008 and the years ended December 31, 2007 and 2006.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

LVIP Turner Mid-Cap Growth Fund–7

LVIP Turner Mid-Cap Growth Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Turner Mid-Cap Growth Fund Service Class
	Six Months
	Ended	4/30/07[2]
	6/30/08[1]	to
	(Unaudited)	12/31/07

Net asset value, beginning of period	$14.102	$12.216

Income (loss) from investment operations:
Net investment loss[3]	(0.035)	(0.039)
Net realized and unrealized gain (loss) on investments	(1.319)	1.925

Total from investment operations	(1.354)	1.886

Net asset value, end of period	$12.748	$14.102

Total return[4]	(9.60% )	15.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,530	$13,264
Ratio of expenses to average net assets	1.22%	1.21%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.31%	1.33%
Ratio of net investment loss to average net assets	(0.55% )	(0.43% )
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly	(0.64% )	(0.55% )
Portfolio turnover	184%	199%[5]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Turner Mid-Cap Growth Fund–8

LVIP Turner Mid-Cap Growth Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP Turner Mid-Cap Growth Fund (formerly LVIP Mid-Cap Growth Fund) (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $3,831 for the six months ended June 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.90% on the first $25 million of the average daily net assets of the Fund; 0.85% on the next $50 million; 0.80% on the next $75 million; 0.70% on the next $100 million; and 0.65% on average daily net assets in excess of $250 million.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 1.02% of average daily net assets of the Fund. Additionally, LIAC has contractually agreed to waive a portion of its advisory fee through April 30, 2009 as follows: 0.10% on the first $25 million of average daily net assets of the Fund; and 0.05% on the next $50 million. The agreements will renew automatically for one-year terms unless the advisor provides written notice of termination to the Fund.

Turner Investment Partners, Inc. (the “Sub-Advisor”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.50% of the first $150 million of the Fund’s average daily net assets; and 0.45% of the Fund’s average daily net assets in excess of $150 million.

LVIP Turner Mid-Cap Growth Fund–9

LVIP Turner Mid-Cap Growth Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $429 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $932 and $619, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$25,301
Fees Payable to DSC	79
Distribution Fees Payable to LFD	4,107

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2008, the Fund made purchases of $35,834,759 and sales of $30,269,931 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $34,598,964. At June 30, 2008, net unrealized appreciation was $762,294, of which $2,818,380 related to unrealized appreciation of investments and $2,056,086 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1—inputs are quoted prices in active markets
Level 2—inputs that are observable, directly or indirectly
Level 3—inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Securities

Level 1	$35,361,258
Level 2	—
Level 3	—

Total	$35,361,258

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2008 and the year ended December 31, 2007.

LVIP Turner Mid-Cap Growth Fund–10

LVIP Turner Mid-Cap Growth Fund
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information (continued)

In addition, the Fund declared an ordinary income consent dividend of $92,266 for the year ended December 31, 2007. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$29,541,895
Realized losses 1/1/08 — 6/30/08	(749,198)
Other temporary differences	5,498,751
Unrealized appreciation of investments	762,294

Net assets	$35,053,742

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral dividends and distributions and tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated Net	Accumulated Net	Paid-in
Investment Loss	Realized Gain	Capital
$70,731	$(93,394)	$22,663

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07

Shares sold:
Standard Class	276,675	704,610
Service Class	1,181,974	1,509,395

	1,458,649	2,214,005

Shares repurchased:
Standard Class	(417,672)	(1,494,050)
Service Class	(747,465)	(568,793)

	(1,165,137)	(2,062,843)

Net increase	293,512	151,162

7.	Market Risk
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Turner Mid-Cap Growth Fund–11

LVIP UBS Global Asset Allocation Fund

LVIP UBS Global Asset
Allocation Fund
  a series of Lincoln Variable

Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP UBS Global Asset Allocation Fund

Index

Disclosure of Fund Expenses	1
Sector and Country Allocations and Top 10 Equity Holdings	2
Statement of Net Assets	4
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	19

LVIP UBS Global Asset Allocation Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$931.40	0.85%	$4.08
Service Class Shares	1,000.00	930.20	1.10%	5.28

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.64	0.85%	$4.27
Service Class Shares	1,000.00	1,019.39	1.10%	5.52

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP UBS Global Asset Allocation Fund–1

LVIP UBS Global Asset Allocation Fund

Sector and Country Allocations and Top 10 Equity Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	64.21%

Aerospace & Defense	0.60%
Air Freight & Logistics	0.91%
Airlines	0.46%
Auto Components	1.18%
Automobiles	0.96%
Beverages	0.41%
Biotechnology	1.04%
Building Products	0.51%
Capital Markets	1.72%
Chemicals	1.09%
Commercial Banks	4.62%
Commercial Services & Supplies	0.19%
Communications Equipment	0.93%
Computers & Peripherals	1.22%
Construction & Engineering	0.06%
Construction Materials	0.24%
Consumer Finance	0.08%
Diversified Financial Services	1.20%
Diversified Telecommunications Services	0.38%
Electric Utilities	1.66%
Electronic Equipment & Instruments	0.11%
Energy Equipment & Services	2.92%
Food & Staples Retailing	0.91%
Food Products	0.84%
Gas Utilities	0.07%
Health Care Equipment & Supplies	1.91%
Health Care Providers & Services	1.26%
Hotels, Restaurants & Leisure	1.80%
Household Durables	0.42%
Household Products	0.26%
Industrial Conglomerates	1.46%
Insurance	2.84%
Internet & Catalog Retail	0.17%
Internet Software & Services	0.32%
IT Services	0.78%
Life Sciences Tools & Services	0.28%
Machinery	2.21%
Marine	0.20%
Media	2.83%
Metals & Mining	1.07%
Multiline Retail	0.06%
Multi-Utilities & Unregulated Power	1.03%
Office Electronics	0.34%
Oil, Gas & Consumable Fuels	4.76%
Pharmaceuticals	5.10%
Real Estate Management & Development	0.48%
Road & Rail	1.61%
Semiconductors & Semiconductor Equipment	3.16%
Software	2.07%
Specialty Retail	0.50%
Textiles, Apparel & Luxury Goods	0.21%
Thrift & Mortgage Finance	0.35%
Tobacco	0.29%
Trading Company & Distributors	0.47%
Wireless Telecommunication Services	1.66%

Preferred Stock	0.16%

Affiliated Investment Companies	6.27%

Agency Collateralized Mortgage Obligations	0.20%

Agency Mortgage-Backed Securities	5.63%

Agency Obligations	1.83%

Collateralized Debt Obligation	0.10%

Commercial Mortgage-Backed Securities	1.94%

Corporate Bonds	4.10%

Foreign Agencies	0.50%

Non-Agency Asset-Backed Securities	0.67%

Non-Agency Collateralized Mortgage Obligations	1.99%

Sovereign Agency	0.06%

Sovereign Debt	3.55%

Supranational Bank	0.38%

U.S. Treasury Obligations	4.68%

Subscription Shares	0.00%

Warrants	0.00%

Discounted Commercial Paper	2.59%

Total Value of Securities	98.86%

Receivables and Other Assets Net of Liabilities	1.14%

Total Net Assets	100.00%

LVIP UBS Global Asset Allocation Fund–2

LVIP UBS Global Asset Allocation Fund
Sector and Country Allocations and Top 10 Equity Holdings (continued)

Percentage
Country	of Net Assets

Australia	1.03%
Austria	0.37%
Canada	1.25%
Cayman Islands	0.14%
Finland	0.28%
France	1.65%
Germany	2.57%
Greece	0.20%
Hong Kong	0.50%
Ireland	0.62%
Italy	2.04%
Japan	4.06%
Luxembourg	0.42%
Netherlands	1.06%
Norway	0.21%
Poland	0.14%
Republic of Korea	0.15%
Singapore	0.20%
Spain	1.08%
Supranational	0.37%
Sweden	0.06%
Switzerland	2.72%
United Kingdom	4.00%
United States	73.74%

Total	98.86%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Intel	1.43%
Wyeth	1.37%
Halliburton	1.27%
General Electric	1.11%
Wells Fargo	1.08%
Microsoft	1.05%
Baker Hughes	1.05%
Burlington Northern Santa Fe	1.03%
Comcast Class A	0.91%
Citigroup	0.87%

Total	11.17%

LVIP UBS Global Asset Allocation Fund–3

LVIP UBS Global Asset Allocation Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–64.21%❖
	Aerospace & Defense–0.60%
	Boeing	5,100	$335,172
	Cobham (United Kingdom)	105,595	416,052
	General Dynamics	2,500	210,500
	Precision Castparts	3,900	375,843
	United Technologies	8,400	518,280

			1,855,847

	Air Freight & Logistics–0.91%
	FedEx	31,100	2,450,369
	TNT (Netherlands)	10,875	371,905

			2,822,274
	Airlines–0.46%
	Qantas Airways (Australia)	156,712	456,419
†	Ryanair Holdings (Ireland)	16,747	73,831
	Southwest Airlines	68,100	888,024

			1,418,274
	Auto Components–1.18%
	Borg Warner	41,800	1,855,084
	Johnson Controls	63,500	1,821,180

			3,676,264
	Automobiles–0.96%
	Daimler (Germany)	13,768	849,766
	Harley-Davidson	24,000	870,240
	Honda Motor (Japan)	36,700	1,247,935

			2,967,941
	Beverages–0.41%
†	Constellation Brands Class A	48,100	955,266
	PepsiCo	5,100	324,309

			1,279,575
	Biotechnology–1.04%
†	Cephalon	7,900	526,851
†	Genentech	1,000	75,900
†	Genzyme	36,500	2,628,730

			3,231,481
	Building Products–0.51%
	Masco	100,600	1,582,438

			1,582,438
	Capital Markets–1.72%
	Bank of New York Mellon	28,000	1,059,240
	BlackRock	600	106,200
	Credit Suisse Group (Switzerland)	22,701	1,042,217
	Goldman Sachs Group	700	122,430
	Morgan Stanley	60,700	2,189,450
	Nomura Holdings (Japan)	39,700	588,217
	T. Rowe Price Group	4,200	237,174

			5,344,928
	Chemicals–1.09%
	Givaudan (Switzerland)	672	600,593
	Monsanto	2,400	303,456
	Nitto Denko (Japan)	10,200	391,994
	Orica (Australia)	27,082	760,215
	Potash Corp. of Saskatchewan (Canada)	1,000	228,570
	Praxair	6,500	612,560
	Shin-Etsu Chemical (Japan)	7,900	489,634

			3,387,022
	Commercial Banks–4.62%
	Alpha Bank (Greece)	20,071	606,754
	Banco Santander (Spain)	61,333	1,126,958
	Bank of Ireland (Ireland)	71,530	623,117
	Bank of Yokohama (Japan)	65,000	449,395
	Barclays (United Kingdom)	136,887	794,839
	BNP Paribas (France)	4,563	413,393
	City National	9,000	378,630
	Duetsche Postbank (Germany)	3,688	323,262
	Fifth Third Bancorp	70,600	718,708
	Intesa Sanpaolo (Italy)	113,413	647,758
	National Australia Bank (Australia)	17,826	452,572
	Standard Chartered (United Kingdom)	19,028	542,010
	Sumitomo Mitsui Financial Group (Japan)	113	850,440
	Sumitomo Trust & Banking (Japan)	84,000	587,086
	Sun Trust Banks	29,800	1,079,356
	Toronto-Dominion Bank (Canada)	13,400	843,903
	UniCredito Italiano (Italy)	89,970	550,695
	Wells Fargo	141,600	3,363,001

			14,351,877
	Commercial Services & Supplies–0.19%
	Adecco (Switzerland)	7,680	381,162
	Experian Group (United Kingdom)	29,994	223,153

			604,315
	Communications Equipment–0.93%
†	Cisco Systems	27,700	644,302
	Nokia (Finland)	36,113	880,760
	QUALCOMM	18,300	811,971
†	Research in Motion (Canada)	4,800	561,120

			2,898,153
	Computers & Peripherals–1.22%
†	Apple	5,200	870,688
†	Dell	53,000	1,159,640
†	Lexmark International Class A	13,400	447,962
†	NetApp	61,000	1,321,260

			3,799,550
	Construction & Engineering–0.06%
	Balfour Beatty (United Kingdom)	22,412	189,847

			189,847
	Construction Materials–0.24%
	CRH (Ireland)	24,930	734,018

			734,018

LVIP UBS Global Asset Allocation Fund–4

LVIP UBS Global Asset Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Construction Materials (continued)
	Consumer Finance–0.08%
	American Express	6,400	$241,088

			241,088
	Diversified Financial Services–1.20%
	Citigroup	160,700	2,693,332
	Discover Financial Services	79,050	1,041,089

			3,734,421
	Diversified Telecommunications Services–0.38%
	Singapore Telecommunications (Singapore)	236,000	627,876
	Telekom Austria (Austria)	25,166	546,017

			1,173,893
	Electric Utilities–1.66%
	American Electric Power	28,300	1,138,509
	E.ON (Germany)	4,524	912,390
	Exelon	26,600	2,392,936
	Pepco Holdings	22,100	566,865
	Scottish & Southern Energy (United Kingdom)	5,322	148,840

			5,159,540
	Electronic Equipment & Instruments–0.11%
	Hoya (Japan)	15,000	346,866

			346,866
	Energy Equipment & Services–2.92%
	Baker Hughes	37,200	3,249,048
†	Cameron International	4,400	243,540
	Halliburton	74,600	3,959,022
	Schlumberger	5,500	590,865
†	Technip (France)	6,607	611,576
†	Weatherford International	8,200	406,638

			9,060,689
	Food & Staples Retailing–0.91%
	Metro (Germany)	8,509	544,069
	Sysco	52,600	1,447,026
	Tesco (United Kingdom)	111,710	821,992

			2,813,087
	Food Products–0.84%
	Associated British Foods (United Kingdom)	44,015	665,458
	Campbell Soup	3,500	117,110
	Nestle (Switzerland)	40,530	1,831,399

			2,613,967
	Gas Utilities–0.07%
	Tokyo Gas (Japan)	56,000	225,762

			225,762
	Health Care Equipment & Supplies–1.91%
	Baxter International	8,000	511,520
	Becton, Dickinson	2,300	186,990
	Covidien	21,900	1,048,791
	Medtronic	42,000	2,173,500
	Straumann Holding (Switzerland)	849	203,451
	Stryker	7,400	465,312
	Synthes (Switzerland)	3,489	480,888
†	Zimmer Holdings	12,400	843,820

			5,914,272
	Health Care Providers & Services–1.26%
†	DaVita	11,200	595,056
†	Express Scripts	4,400	275,968
†	Laboratory Corp. of America Holdings	8,300	577,929
†	Medco Health Solutions	40,900	1,930,480
	UnitedHealth Group	19,700	517,125

			3,896,558
	Hotels, Restaurants & Leisure–1.80%
	Carnival	46,300	1,526,048
	International Game Technology	10,500	262,290
	Royal Caribbean Cruises	22,400	503,328
†	Starbucks	82,900	1,304,846
	Starwood Hotels & Resorts Worldwide	30,400	1,218,128
†	Wynn Resorts	9,500	772,825

			5,587,465
	Household Durables–0.42%
	Fortune Brands	20,900	1,304,369

			1,304,369
	Household Products–0.26%
	Kao (Japan)	11,000	288,560
	Procter & Gamble	4,400	267,564
	Colgate-Palmolive	3,400	234,940

			791,064
	Industrial Conglomerates–1.46%
	General Electric	129,700	3,461,693
	Siemens (Germany)	9,662	1,066,723

			4,528,416
	Insurance–2.84%
	AFLAC	33,300	2,091,241
	Allianz (Germany)	3,942	693,969
	AXA (France)	19,002	564,266
	Hartford Financial Services Group	20,700	1,336,599
	Irish Life & Permanent (Ireland)	13,036	135,671
	Manulife Financial (Canada)	13,600	475,373
†	Mitsui Sumitomo Insurance (Japan)	14,100	486,092
	Muenchener Rueckversicherungs (Germany)	2,724	477,230
	Principal Financial Group	36,300	1,523,511
	Prudential (United Kingdom)	46,980	499,259
	QBE Insurance Group (Australia)	25,108	538,826

			8,822,037
	Internet & Catalog Retail–0.17%
†	Amazon.com	7,400	542,642

			542,642

LVIP UBS Global Asset Allocation Fund–5

LVIP UBS Global Asset Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Internet & Catalog Retail (continued)
	Internet Software & Services–0.32%
†	eBay	3,700	$101,121
†	Google Class A	1,700	894,914

			996,035
	IT Services–0.78%
	Automatic Data Processing	8,100	339,390
	MasterCard Class A	4,100	1,088,632
†	Visa Class A	12,200	991,982

			2,420,004
	Life Sciences Tools & Services–0.28%
†	Millipore	13,000	882,180

			882,180
	Machinery–2.21%
	Illinois Tool Works	53,000	2,518,030
	Komatsu (Japan)	25,600	713,757
	MAN (Germany)	3,258	361,132
	Manitowoc	3,300	107,349
	PACCAR	41,050	1,717,122
	Pall	24,400	968,192
	Sandvik (Sweden)	34,000	465,831

			6,851,413
	Marine–0.20%
	Mitsui OSK Lines (Japan)	43,000	612,810

			612,810
	Media–2.83%
	British Sky Broadcasting (United Kingdom)	105,478	991,705
	Comcast Class A	148,900	2,824,633
†	Interpublic Group	147,700	1,270,220
	News Class A	117,600	1,768,704
	Omnicom Group	33,500	1,503,480
†	R.H. Donnelley	17,248	51,744
	Reed Elsevier (Netherlands)	22,392	377,594

			8,788,080
	Metals & Mining–1.07%
	ArcelorMittal (Netherlands)	10,299	1,018,351
	BHP Billiton (Australia)	23,773	995,299
	Freeport-McMoRan Copper & Gold Class B	2,200	257,818
	Norsk Hydro (Norway)	45,100	658,847
	Rio Tinto (United Kingdom)	3,210	384,097

			3,314,412
	Multiline Retail–0.06%
	Target	4,000	185,960

			185,960
	Multi-Utilities & Unregulated Power–1.03%
	NiSource	33,800	605,696
	Sempra Energy	26,800	1,512,860
	Suez (France)	16,067	1,093,864

			3,212,420
	Office Electronics–0.34%
	Canon (Japan)	20,300	1,044,016

			1,044,016
	Oil, Gas & Consumable Fuels–4.76%
	Apache	1,200	166,800
	BP (United Kingdom)	190,702	2,215,585
	Chevron	21,800	2,161,034
	Consol Energy	4,700	528,139
	EOG Resources	9,200	1,207,040
	Marathon Oil	32,100	1,665,027
	Peabody Energy	25,900	2,280,495
	Range Resources	2,600	170,404
†	Southwestern Energy	7,400	352,314
	Total (France)	29,336	2,503,472
	TransCanada (Canada)	23,600	913,742
†	Ultra Petroleum	1,600	157,120
	XTO Energy	6,825	467,581

			14,788,753
	Pharmaceuticals–5.10%
	Abbott Laboratories	2,600	137,722
	Allergan	41,600	2,165,280
	Johnson & Johnson	38,100	2,451,354
	Merck	50,000	1,884,500
	Novartis (Switzerland)	31,474	1,733,065
	Roche Holding (Switzerland)	11,282	2,032,096
	Schering-Plough	59,800	1,177,462
	Wyeth	88,500	4,244,459

			15,825,938
	Real Estate Management & Development–0.48%
†	CB Richard Ellis Group Class A	6,300	120,960
	Mitsui Fudosan (Japan)	19,000	406,254
	New World Development (Hong Kong)	162,000	329,934
	Sun Hung Kai Properties (Hong Kong)	47,000	637,742

			1,494,890
	Road & Rail–1.61%
	Burlington Northern Santa Fe	32,100	3,206,469
	Canadian National Railway (Canada)	13,100	628,934
	Ryder System	13,800	950,544
	Union Pacific	2,800	211,400

			4,997,347
	Semiconductors & Semiconductor Equipment–3.16%
	Analog Devices	68,400	2,173,068
†	ASML Holding (Netherlands)	35,663	878,769
†	Broadcom Class A	34,300	936,047
	Intel	207,200	4,450,656
	Xilinx	54,400	1,373,600

			9,812,140
	Software–2.07%
†	Intuit	46,600	1,284,762
	Microsoft	118,900	3,270,939

LVIP UBS Global Asset Allocation Fund–6

LVIP UBS Global Asset Allocation Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Software (continued)
	SAP (Germany)	10,330	$539,008
†	Symantec	68,906	1,333,331

			6,428,040
	Specialty Retail–0.50%
	Abercrombie & Fitch Class A	2,800	175,504
†	Chico’S FAS	40,600	218,022
	Esprit Holdings (Hong Kong)	56,400	585,902
†	J Crew Group	9,700	320,197
	Kingfisher (United Kingdom)	117,149	262,058

			1,561,683
	Textiles, Apparel & Luxury Goods–0.21%
†	Coach	23,000	664,240

			664,240
	Thrift & Mortgage Finance–0.35%
	Freddie Mac	66,300	1,087,320

			1,087,320
	Tobacco–0.29%
	Japan Tobacco (Japan)	210	896,058

			896,058
	Trading Company & Distributors–0.47%
	Mitsubishi (Japan)	31,800	1,048,369
	Wolseley (United Kingdom)	56,402	423,278

			1,471,647
	Wireless Telecommunication Services–1.66%
†	American Tower Class A	3,900	164,775
	NTT DoCoMo (Japan)	418	614,214
	Sprint Nextel	251,024	2,384,728
†	USA Mobility	4	30
	Vodafone Group (United Kingdom)	667,772	1,983,946

			5,147,693

	Total Common Stock (Cost $195,942,717)		199,383,019
	PREFERRED STOCK–0.16%
	Henkel KGAA (Germany) 6.92%	12,845	512,285
	US Airways Series A	8	0

	Total Preferred Stock (Cost $652,455)		512,285
¤	AFFILIATED INVESTMENT COMPANIES–6.27%
	UBS Emerging Markets Equity Relationship Fund	91,575	3,247,068
	UBS High Yield Relationship Fund	759,018	16,216,941

	Total Affiliated Investment Companies (Cost $16,520,414)		19,464,009

		Principal	Value
		Amount	(U.S. $)

	AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.20%
	Fannie Mae Grantor Trust Series 2001-T7 A1
	7.50% 2/25/41	113	120
	Series 2002-T19 A1
	6.50% 7/25/42	336,701	352,419
•	Fannie Whole Loan Series 2004-W1 3A
	6.121% 1/25/43	263,925	261,051

	Total Agency Collateralized Mortgage Obligations
	(Cost $611,452)		613,590

	AGENCY MORTGAGE-BACKED SECURITIES–5.63%
	Fannie Mae
	6.00% 11/1/36	1,063,556	1,065,875
	7.00% 1/1/34	54,202	56,781
	Fannie Mae S.F. 15 yr
	5.50% 11/1/16	315,959	321,386
	5.50% 3/1/20	547,161	555,876
	5.50% 9/1/21	356,832	360,955
	Fannie Mae S.F. 20 yr
	5.50% 12/1/23	330,587	330,373
	5.50% 4/1/24	537,815	537,108
	Fannie Mae S.F. 30 yr
	5.00% 3/1/36	408,609	393,039
	5.00% 8/1/36	1,152,063	1,108,163
	5.50% 7/1/33	1,031,456	1,022,733
	5.50% 3/1/37	689,622	680,626
	5.50% 4/1/37	1,468,056	1,448,906
	6.00% 1/1/33	693,337	706,771
	6.00% 4/1/38	499,053	504,034
	6.00% 6/1/38	499,647	504,634
	6.50% 1/1/36	1,160,420	1,207,539
	6.50% 12/1/37	577,536	595,270
	6.50% 2/1/38	683,645	704,568
	Fannie Mae S.F. 30 yr TBA
	5.00% 7/1/38	1,335,000	1,279,722
•	Freddie Mac ARM
	5.178% 5/1/37	595,739	599,733
	Freddie Mac S.F. 15 yr
	5.50% 12/1/18	227,689	230,751
	5.50% 5/1/20	586,156	592,298
	Freddie Mac S.F. 20 yr
	5.50% 5/1/23	693,038	693,265
	Freddie Mac S.F. 30 yr
	5.50% 3/1/37	1,211,896	1,195,043
	6.50% 11/1/28	377,678	393,368
	GNMA TBA
	5.00% 7/1/38	425,000	411,719

	Total Agency Mortgage-Backed Securities
	(Cost $17,484,937)		17,500,536

LVIP UBS Global Asset Allocation Fund–7

LVIP UBS Global Asset Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)

	AGENCY OBLIGATIONS–1.83%
	Fannie Mae
	2.75% 4/11/11		360,000	$352,985
	3.00% 7/12/10		1,255,000	1,249,940
	3.375% 5/19/11		415,000	413,234
	3.50% 4/28/11		460,000	459,026
	3.875% 7/12/13		690,000	681,485
	5.25% 8/1/12		215,000	217,783
	5.625% 7/15/37		320,000	341,507
	Freddie Mac
	2.375% 5/28/10		445,000	438,715
	2.875% 6/28/10		295,000	293,255
	3.50% 5/29/13		690,000	671,211
	5.75% 9/15/10	EUR	350,000	555,156

	Total Agency Obligations (Cost $5,638,244)			5,674,297
	COLLATERALIZED DEBT OBLIGATION–0.10%
#	G-Force CDO Series 2006-1A A3 144A
	5.60% 9/27/46		475,000	323,000

	Total Collateralized Debt Obligation (Cost $468,220)			323,000
	COMMERCIAL MORTGAGE-BACKED SECURITIES–1.94%
	Bank of America Commercial Mortgage
	•Series 2006-2 B
	5.775% 5/10/45		100,000	79,078
	Series 2006-5 B
	5.463% 9/10/47		150,000	114,175
	Series 2006-6 A4
	5.356% 10/10/45		325,000	307,431
•	Bear Stearns Commercial Mortgage Securities Series 2007-PW16 A4
	5.902% 6/11/40		375,000	356,733
	Citigroup Commercial Mortgage Trust Series 2006-C5 A4
	5.431% 10/15/49		375,000	355,443
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C2 A3 5.847% 3/15/39		375,000	364,132
	Series 2006-C3 B 6.021% 6/15/38		125,000	98,945
•	GE Capital Commercial Mortgage
	Series 2006-C1 A4 5.518% 3/10/44		475,000	454,056
•#	Goldman Sachs Mortgage II Securities 144A
	Series 2006-CC1 A 5.499% 3/21/46		707,845	506,463
	@Series 2006-RR2 A1 5.811% 6/23/46		723,962	549,994
•	Greenwich Capital Commercial Funding
	Series 2006-GG7 A4 5.914% 7/10/38		350,000	345,265
	JPMorgan Chase Commercial Mortgage Securities
	Series 2006-LDP8 A3B 5.447% 5/15/45		650,000	618,437
	Series 2006-LDP8 A4
	5.399% 5/15/45		475,000	449,716
	•Series 2006-LDP8 B
	5.52% 5/15/45		125,000	94,520
•	Merrill Lynch Mortgage Trust
	Series 2005-LC1 A4 5.291% 1/12/44		575,000	553,258
•	Merrill Lynch/Countrywide Commercial Mortgage Trust
	Series 2006-3 B 5.525% 7/12/46		100,000	76,629
•	Morgan Stanley Dean Witter Capital I
	Series 2000-LIFE A2 7.57% 11/15/36		252,498	259,899
•	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C23 A4 5.418% 1/15/45		450,000	429,699

	Total Commercial Mortgage-Backed Securities
	(Cost $6,588,730)			6,013,873
	CORPORATE BONDS–4.10%
	Beverages — 0.02%
#	SABMiller 144A (United Kingdom)
	6.50% 7/1/16		70,000	72,398

				72,398

	Capital Markets–0.32%
	Bear Stearns
	7.25% 2/1/18		240,000	250,888
	Goldman Sachs Group
	6.75% 10/1/37		70,000	64,225
	Lehman Brothers
	6.75% 12/28/17		280,000	263,487
	Morgan Stanley
	6.625% 4/1/18		165,000	156,616
	Morgan Stanley Dean Witter
	6.75% 4/15/11		240,000	246,346

				981,562
	Chemicals–0.04%
	ICI Wilmington
	4.375% 12/1/08		125,000	125,196

				125,196
	Commercial Banks–0.78%
	Abbey National (United Kingdom)
	7.95% 10/26/29		30,000	30,591
	Bank of Scotland (United Kingdom)
	9.375% 5/15/21	GBP	100,000	218,927
	Bank One
	7.875% 8/1/10		90,000	95,311

LVIP UBS Global Asset Allocation Fund–8

LVIP UBS Global Asset Allocation Fund
Statement of Net Assets (continued)

	Principal		Value
	Amount		(U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Credit Suisse New York
6.00% 2/15/18		155,000	$149,520
Intesa Sanpaolo (Italy) 6.375% 4/6/10	EUR	80,000	126,370
Lloyds TSB Group (United Kingdom) 6.625% 3/30/15	GBP	160,000	314,514
Rabobank (Netherlands) 1.05% 1/22/10	JPY	35,000,000	329,510
4.125% 4/4/12	EUR	260,000	393,136
Royal Bank Scotland (United Kingdom)
9.118% 3/31/49		40,000	40,322
9.625% 6/22/15	GBP	130,000	295,369
Wells Fargo
6.375% 8/1/11		175,000	182,332
Wells Fargo Bank
5.95% 8/26/36		250,000	234,822

			2,410,724
Consumer Finance–0.52%
Ford Motor Credit
5.80% 1/12/09		1,070,000	1,021,822
GMAC
6.875% 9/15/11		185,000	133,023
HSBC Finance
6.75% 5/15/11		125,000	129,988
International Lease Finance
3.50% 4/1/09		325,000	316,708

			1,601,541
Diversified Financial Services–0.65%
Bank of America
5.42% 3/15/17	GBP	300,000	274,854
Citigroup 5.50% 11/18/15		195,000	347,481
6.125% 5/15/18		310,000	297,198
6.875% 3/5/38		115,000	111,317
GE Capital European Funding (Ireland)
4.625% 8/23/10	EUR	90,000	138,299
General Electric Capital
5.625% 9/15/17		75,000	73,475
5.875% 1/14/38		240,000	218,224
6.00% 6/15/12		360,000	372,343
JPMorgan Chase
6.75% 2/1/11		75,000	77,890
JPMorgan Chase Capital XXV
6.80% 10/1/37		105,000	94,526

			2,005,607
Diversified Telecommunications Services–0.17%
AT&T
6.50% 9/1/37		90,000	87,382
Bellsouth
6.55% 6/15/34		45,000	43,593
Telecom Italia Capital (Luxembourg)
5.25% 11/15/13		290,000	274,261
Verizon New York
6.875% 4/1/12		105,000	109,594

			514,830
Electric Utilities–0.13%
E. ON International Finance (Netherlands) 5.125% 10/2/12	EUR	90,000	140,004
#144A 5.80% 4/30/18		205,000	201,478
Pacific Gas & Electric
6.05% 3/1/34		60,000	58,038

			399,520
Food & Staples Retailing–0.04%
CVS Caremark
5.75% 6/1/17		130,000	128,082

			128,082
Health Care Providers & Services–0.03%
UnitedHealth Group
6.875% 2/15/38		105,000	99,666

			99,666
Household Durables–0.06%
Fortune Brands
5.375% 1/15/16		200,000	187,579

			187,579
Independent Power Producers & Energy Traders–0.08%
Exelon Generation
5.35% 1/15/14		95,000	91,208
PSEG Power
6.95% 6/1/12		160,000	167,991

			259,199
Insurance–0.09%
Hartford Financial Services Group
6.30% 3/15/18		175,000	175,127
MetLife
5.00% 11/24/13		100,000	98,495

			273,622
Media–0.19%
Comcast
6.30% 11/15/17		205,000	203,510
Comcast Cable Communications
6.75% 1/30/11		140,000	145,122
Time Warner
6.875% 5/1/12		240,000	245,737

			594,369
Multi-Utilities & Unregulated Power–0.06%
Dominion Resources
5.95% 6/15/35		110,000	99,036
Midamerican Energy Holdings
5.95% 5/15/37		100,000	94,126

			193,162

LVIP UBS Global Asset Allocation Fund–9

LVIP UBS Global Asset Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)

	CORPORATE BONDS (continued)
	Multi-Utilities & Unregulated Power (continued)
	Oil, Gas & Consumable Fuels–0.25%
	Anadarko Petroleum
	5.95% 9/15/16		35,000	$35,075
	Canadian Natural Resources (Canada)
	6.75% 2/1/39		195,000	196,044
	Kinder Morgan Energy Partners
	5.125% 11/15/14		110,000	103,613
	5.80% 3/15/35		175,000	152,309
	Transocean (Cayman Islands)
	6.80% 3/15/38		115,000	117,993
	Valero Energy
	6.625% 6/15/37		200,000	183,929

				788,963
	Paper & Forest Products–0.05%
	Weyerhaeuser
	6.75% 3/15/12		155,000	159,767

				159,767
	Pharmaceuticals–0.24%
	Abbott Laboratories
	5.60% 11/30/17		260,000	262,731
	Allergan
	5.75% 4/1/16		175,000	175,916
	AstraZeneca (United Kingdom)
	6.45% 9/15/37		60,000	61,285
	Bristol-Myers Squibb
	5.875% 11/15/36		130,000	121,673
	Schering-Plough
	6.55% 9/15/37		50,000	48,987
	Teva Pharmaceuticals
	5.55% 2/1/16		75,000	73,397

				743,989
	Real Estate Investment Trusts–0.04%
	Prologis
	5.625% 11/15/15		135,000	127,018

				127,018
	Road & Rail–0.04%
#	Erac USA Finance 144A
	7.00% 10/15/37		80,000	66,726
	8.00% 1/15/11		50,000	51,667

				118,393
	Thrift & Mortgage Finance–0.15%
	Residential Capital
	8.125% 11/21/08		185,000	162,800
	#144A 9.625% 5/15/15		18,000	8,820
	Washington Mutual
	5.50% 1/15/13		365,000	292,277

				463,897
	Tobacco–0.03%
	Philip Morris International
	5.65% 5/16/18		105,000	102,246

				102,246
	Wireless Telecommunication Services–0.12%
	AT&T Wireless Services
	8.75% 3/1/31		55,000	65,438
	Sprint Capital
	6.875% 11/15/28		215,000	179,434
	Vodafone Group 3.625% 11/29/12	EUR	90,000	129,303

				374,175

	Total Corporate Bonds (Cost $13,104,634)			12,725,505
	FOREIGN AGENCIES–0.50%
	Germany–0.50%
	KFW 5.00% 7/4/11	EUR	330,000	517,882
	6.00% 12/7/28	GBP	160,000	344,813
	Rentenbank 0.65% 9/30/08	JPY	40,000,000	376,587
	6.00% 9/15/09	AUD	320,000	300,017

	Total Foreign Agencies (Cost $1,425,051)			1,539,299
	NON-AGENCY ASSET-BACKED SECURITIES–0.67%
•	American Home Mortgage Investment Trust Series 2006-3 4A
	2.673% 11/25/35		97,500	64,594
•#	Countrywide Asset-Backed Certificates Series 2004-SD1 A1 144A
	2.823% 6/25/33		12,891	11,304
•	DaimlerChrysler Auto Trust Series 2007-A A2B
	3.041% 3/8/11		379,397	379,625
•#	Fieldstone Mortgage Investment Series 2006-S1 A 144A
	2.703% 1/25/37		143,679	40,230
•	First Franklin Mortgage Loan Asset-Backed Certificates Series 2006-FFB A2
	2.613% 12/25/26		86,868	27,732
	Home Equity Mortgage Trust
	•Series 2006-3 A1 5.472% 9/25/36		77,797	28,098
	Series 2006-5 A1
	5.50% 1/25/37		218,049	69,917
	•Series 2006-6 2A1
	2.583% 3/25/37		79,024	22,186
•	Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-A A1
	3.583% 10/25/27		63,065	55,498
•	Merrill Lynch Mortgage Investors Series 2006-SL1 A
	2.663% 9/25/36		37,994	28,368

LVIP UBS Global Asset Allocation Fund–10

LVIP UBS Global Asset Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)

	NON-AGENCY ASSET-BACKED SECURITIES (continued)
•	Morgan Stanley Mortgage Loan Trust Series 2006-14SL A1
	2.643% 11/25/36		114,226	$39,912
•	Nomura Asset Acceptance
	Series 2006-S4 A1 2.653% 8/25/36		118,948	35,684
•#	Paragon Mortgages Series 7A B1A 144A (United Kingdom)
	3.426% 5/15/43		170,000	156,438
#	Pinnacle Capital Asset Trust Series 2006-A B 144A
	5.51% 9/25/09		127,919	128,136
•#	Providian Master Note Trust Series 2005 A1A A 144A
	2.531% 7/16/12		775,000	774,485
•	SACO I Series 2006-5 2A1
	2.633% 5/25/36		146,996	39,278
•#	Washington Mutual Master Note Trust Series 2007-A5A A5 144A
	3.221% 10/15/14		175,000	166,051

	Total Non-Agency Asset-Backed Securities (Cost $2,715,433)			2,067,536
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.99%
•	Bear Stearns ARM Trust Series 2005-1 4A1
	5.349% 3/25/35		349,155	327,074
•	First Horizon Asset Securities Series 2007-AR2 1A1
	5.850% 8/25/37		612,497	577,101
	GSR Mortgage Loan Trust Series 2005-4F 3A1
	6.50% 4/25/20		227,898	230,177
•	Indymac Index Mortgage Loan Trust Series 2005-AR27 3A3
	5.578% 12/25/35		1,075,000	808,596
•	JPMorgan Alternative Loan Trust Series 2006-A4 A7
	6.30% 9/25/36		700,000	368,021
•	Merrill Lynch Credit Corp. Mortgage Investors Series 2006-2 4A
	5.794% 5/25/36		1,066,739	967,553
	Morgan Stanley Mortgage Loan Trust Series 2006-7 4A4
	6.00% 6/25/36		273,644	254,562
	Residential Asset Securitization Trust Series 2006-A2 A11
	6.00% 1/25/46		625,000	512,932
•¶	Washington Mutual Mortgage Pass Through Certificates
	Series 2002-AR17 1A
	4.728% 11/25/42		200,234	184,962
	Series 2007-HY1 1A1
	5.714% 2/25/37		393,364	365,827
	Wells Fargo Mortgage-Backed Securities Trust Series 2006-10 A19
	6.00% 8/25/36		444,576	416,807
	Series 2007-AR4 A1
	6.011% 8/25/37		392,224	380,194
	Series 2007-10 1A1
	6.00% 7/25/37		323,932	313,809
	Series 2007-11 B1
	6.00% 8/25/37		994,555	474,900

	Total Non-Agency Collateralized Mortgage Obligations (Cost $7,593,696)			6,182,515
	SOVEREIGN AGENCY–0.06%
	Development Bank of Japan 1.70% 9/20/22	JPY	22,000,000	199,864

	Total Sovereign Agency (Cost $179,159)			199,864
	SOVEREIGN DEBT–3.55%
	Austria–0.20%
	Republic of Austria 5.25% 1/4/11	EUR	390,000	621,078

				621,078

	Canada–0.17%
	Government of Canada 5.25% 6/1/12	CAD	485,000	506,864

				506,864
	France–0.11%
	Government of France 5.50% 4/25/29	EUR	210,000	350,534

				350,534
	Germany–0.05%
	Deutschland Republic 4.00% 1/4/37	EUR	110,000	149,891

				149,891
	Italy–1.61%
	Italy Buoni Poliennali Del Tesoro 2.10% 9/15/17	EUR	276,650	421,442
	4.00% 2/1/37	EUR	485,000	608,626
	4.25% 8/1/13	EUR	1,260,000	1,918,181
	4.50% 2/1/18	EUR	350,000	525,629
	5.25% 8/1/11	EUR	410,000	649,445
	6.50% 11/1/27	EUR	495,000	882,590

				5,005,913
	Japan–0.36%
	Japan Government Bond 5 yr 1.20% 9/20/11	JPY	30,000,000	284,753
	10 yr 1.30% 3/20/15	JPY	30,000,000	282,552
	10 yr 1.90% 6/20/16	JPY	36,300,000	355,037

LVIP UBS Global Asset Allocation Fund–11

LVIP UBS Global Asset Allocation Fund
Statement of Net Assets (continued)

		Principal		Value
		Amount		(U.S. $)

	SOVEREIGN DEBT (continued)
	Japan (continued)
	30 yr 2.30% 6/20/35	JPY	17,000,000	$156,904
	CPI Inflation Linked Bond 1.00% 6/10/16	JPY	5,055,000	47,514

				1,126,760
	Netherlands–0.19%
	Netherlands Government 4.00% 1/15/37	EUR	445,000	598,198

				598,198
	Poland–0.14%
	Poland Government 5.25% 10/25/17	PLN	380,000	161,816
	5.75% 9/23/22	PLN	610,000	264,988

				426,804
	Spain–0.41%
	Spain Government 5.15% 7/30/09	EUR	455,000	719,013
	5.75% 7/30/32	EUR	330,000	560,768

				1,279,781
	Sweden–0.06%
	Kingdom of Sweden 6.75% 5/5/14	SEK	1,010,000	185,545

				185,545
	United Kingdom–0.25%
	U.K. Treasury 4.25% 12/7/27	GBP	45,000	80,860
	4.75% 12/7/38	GBP	55,000	110,488
	5.00% 3/7/12	GBP	290,000	574,133

				765,481

	Total Sovereign Debt (Cost $10,729,429)			11,016,849
	SUPRANATIONAL BANK–0.38%
	European Investment Bank 4.75% 6/6/12	GBP	85,000	163,023
	5.375% 10/15/12	EUR	320,000	510,008
	5.75% 9/15/09	AUD	180,000	168,467
	6.25% 4/15/14	GBP	160,000	325,698

	Total Supranational Bank (Cost $1,106,584)			1,167,196
	U.S. TREASURY OBLIGATIONS–4.68%
	U.S. Treasury Bonds
	4.75% 2/15/37		925,000	955,496
	8.125% 8/15/19		150,000	200,391
	U.S. Treasury Inflation Index Notes
	1.625% 1/15/18		2,229,854	2,265,915
	2.375% 4/15/11		1,244,404	1,318,971
	U.S. Treasury Notes
	1.75% 3/31/10		2,710,000	2,675,914
	2.75% 2/28/13		1,185,000	1,157,227
	4.50% 3/31/09		855,000	868,827
	4.75% 8/15/17		3,565,000	3,777,787
	4.875% 4/30/11		1,245,000	1,312,795

	Total U.S. Treasury Obligations (Cost $14,567,768)			14,533,323
		Number of
		Shares

	SUBSCRIPTION SHARES–0.00%
	United Kingdom–0.00%
	Barclays		29,333	5,551

	Total Subscription Shares (Cost $0)			5,551

	WARRANTS–0.00%
†	#Mediq 144A, exercise price $0.01, expiration date 6/1/09		40	0
†	#Solutia144A, exercise price $7.59, expiration date 7/15/09		20	0
†	US Airways, exercise price $10.00, expiration date 1/1/10		8	0

	Total Warrants (Cost $1,901)			0
		Principal
		Amount

≠	DISCOUNTED COMMERCIAL PAPER–2.59%
	Danske 2.67% 7/1/08		2,051,000	2,051,000
	duPont (E.I.) deNemours
	2.15% 7/31/08		2,000,000	1,996,417
	Nestle Finance International
	2.18% 7/9/08		2,000,000	1,999,031
	2.20% 7/18/08		2,000,000	1,997,922

	Total Discounted Commercial Paper (Cost $8,044,370)			8,044,370

LVIP UBS Global Asset Allocation Fund–12

LVIP UBS Global Asset Allocation Fund
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–98.86% (Cost $303,375,194)	$306,966,617
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.14%Δ	3,552,846

NET ASSETS APPLICABLE TO 21,397,222 SHARES OUTSTANDING–100.00%	$310,519,463

NET ASSET VALUE–LVIP UBS GLOBAL ASSET ALLOCATION FUND STANDARD CLASS ($244,201,581 / 16,819,102 Shares)	$14.519

NET ASSET VALUE–LVIP UBS GLOBAL ASSET ALLOCATION FUND SERVICE CLASS ($66,317,882 / 4,578,120 Shares)	$14.486

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization-no par)	$265,865,512
Undistributed net investment income	13,649,957
Accumulated net realized gain on investments	29,231,046
Net unrealized appreciation of investments and foreign currencies	1,772,948

Total net assets	$310,519,463

°Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

AUD–Australian Dollar
CAD–Canadian Dollar
CHF–Swiss Franc
EUR–European Monetary Unit
GBP–British Pound Sterling
JPY–Japanese Yen
PLN–Polish Zloty
SEK–Swedish Krona
SGD–Singapore Dollar
USD–United States Dollar

❖	Securities have been classified by type of business. Classification by country of origin has been presented on page 3.

†	Non income producing security.

•	Variable rate security. The rate shown is the rate as of June 30, 2008.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2008, the aggregate amount of Rule 144A securities was $3,057,190, which represented 0.98% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At June 30, 2008, the aggregate amount of illiquid securities was $549,994, which represented 0.18% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

Δ	Includes $3,139,607 cash pledged as collateral for futures contracts.

¤	Considered an affiliated company. See Note 2 in “Notes to financial statements.” Investments in companies considered to be affiliates of the Fund were as follows:

	Balance at	Gross	Gross	Realized Gains	Value
Company	Beginning of Period	Additions	Reductions	During the Period	6/30/08

UBS Emerging Markets Equity Relationship Fund	$3,693,340	$—	$—	$—	$3,247,068
UBS High Yield Relationship Fund	9,570,009	6,700,000	—	—	16,216,941

	$13,263,349				$19,464,009

LVIP UBS Global Asset Allocation Fund–13

LVIP UBS Global Asset Allocation Fund
Statement of Net Assets (continued)

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage
CDO–Collateralized Debt Obligation
CPI–Consumer Price Index
GNMA–Government National Mortgage Association
S.F.–Single Family
TBA–To be announced
yr–Year

The following foreign currency exchange contracts and financial futures contracts were outstanding at June 30, 2008:

Foreign Currency Exchange Contracts1

				Unrealized
				Appreciation
Contracts to Receive (Deliver)		In Exchange For	Settlement Date	(Depreciation)

AUD	(3,090,000)	USD 2,887,914	12/1/08	(12,097)
CAD	(3,420,000)	USD 3,462,239	12/1/08	115,479
CHF	12,175,000	USD (11,846,554)	12/1/08	87,519
GBP	(6,920,000)	USD 13,484,991	12/1/08	(139,847)
EUR	(19,415,000)	USD 30,307,351	12/1/08	(54,406)
JPY	2,960,700,000	USD (28,969,667)	12/1/08	(829,811)
SEK	86,400,000	USD (14,458,315)	12/1/08	(234,692)
SGD	5,860,000	USD (4,341,866)	12/1/08	(5,682)

				$(1,073,537)

Financial Futures Contracts2

					Unrealized
		Notional	Notional		Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Expiration Date	(Depreciation)

35	Amsterdam Index	$4,938,722	$4,696,261	7/18/08	$(242,461)
(12)	DAX Index Futures	(3,206,374)	(3,060,828)	9/19/08	145,546
(11)	HANK SENG Index	(1,603,258)	(1,560,304)	7/30/08	42,954
49	New Financial Times Stock Exchange 100 Index	5,573,970	5,512,761	9/19/08	(61,209)
(24)	NIKKEI 225 Index	(3,201,042)	(3,045,071)	9/11/08	155,971
35	S&P 500 Future	11,897,498	11,209,625	9/19/08	(687,873)
10	S&P MIB Index	2,326,119	2,336,243	9/19/08	10,124
(14)	S&P/Toronto Stock Exchange 60 Index	(2,438,015)	(2,377,338)	9/19/08	60,677
(19)	SPI 200 Index	(2,393,841)	(2,363,198)	9/19/08	30,643
(110)	U.S. Treasury 5 yr Notes	(12,117,019)	(12,161,016)	9/30/08	(43,997)

					$(589,625)

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 7 in “Notes to financial statements.”
2 See Note 8 in “Notes to financial statements.”

See accompanying notes

LVIP UBS Global Asset Allocation Fund–14

LVIP UBS Global Asset Allocation Fund
Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

ASSETS:
Investments in unaffiliated companies, at value (Cost $286,854,780)	$287,502,608
Investments in affiliated companies, at value (Cost $16,520,414)	19,464,009
Cash pledged as collateral for financial futures contracts	3,139,607
Foreign currencies (Cost $3,879,556)	3,867,725
Receivable for securities sold	356,164
Dividends and interest receivable	1,440,431
Variation margin receivable on futures contracts	473,931
Receivable for fund shares sold	122,098
Foreign currency contracts, at value	185,195
Other assets	6,394

TOTAL ASSETS	316,558,162

LIABILITIES:
Cash overdraft	2,520,735
Payable for securities purchased	1,892,663
Payable for fund shares redeemed	83,116
Due to manager and affiliates	207,159
Other accrued expenses	76,294
Foreign currency contracts, at value	1,258,732

TOTAL LIABILITIES	6,038,699

Total net assets	$310,519,463

See accompanying notes

LVIP UBS Global Asset Allocation Fund–15

LVIP UBS Global Asset Allocation Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$2,873,198
Interest	2,406,751
Foreign tax withheld	(158,607)

5,121,342

EXPENSES:
Management fees	1,186,369
Distribution expenses–Service Class	80,190
Accounting and administration expenses	73,759
Reports and statements to shareholders	41,904
Custodian fees	37,756
Professional fees	16,553
Trustees’ fees	3,343
Other	20,403

1,460,277
Less expense paid indirectly	(3,087)

Total operating expenses	1,457,190

NET INVESTMENT INCOME	3,664,152

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
Investments from unaffiliated companies	3,392,106
Futures contracts	1,259,119
Foreign currencies	4,612,400

Net realized gain	9,263,625
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(36,374,694)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(27,111,069)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(23,446,917)

See accompanying notes

LVIP UBS Global Asset Allocation Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,664,152	$6,251,395
Net realized gain on investments and foreign currencies	9,263,625	29,200,549
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(36,374,694)	(14,976,401)

Net increase (decrease) in net assets resulting from operations	(23,446,917)	20,475,543

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(4,836,473)
Service Class	—	(772,835)
Net realized gain on investments:
Standard Class	—	(13,230,087)
Service Class	—	(2,366,933)

	—	(21,206,328)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,221,285	13,842,995
Service Class	16,852,643	37,896,814
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	18,066,560
Service Class	—	3,139,768

	24,073,928	72,946,137

Cost of shares repurchased:
Standard Class	(25,319,308)	(42,695,480)
Service Class	(9,663,831)	(10,704,841)

	(34,983,139)	(53,400,321)

Increase (decrease) in net assets derived from capital share transactions	(10,909,211)	19,545,816

NET INCREASE (DECREASE) IN NET ASSETS	(34,356,128)	18,815,031
NET ASSETS:
Beginning of period	344,875,591	326,060,560

End of period (including undistributed net investment income of $13,649,957 and $4,288,542, respectively)	$310,519,463	$344,875,591

See accompanying notes

LVIP UBS Global Asset Allocation Fund–16

LVIP UBS Global Asset Allocation Fund
Financial Highlights (continued)

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP UBS Global Asset Allocation Fund Standard Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04[2]	12/31/03[3]

Net asset value, beginning of period	$15.589	$15.646	$14.535	$14.186	$12.704	$10.890

Income (loss) from investment operations:
Net investment income[4]	0.173	0.301	0.273	0.187	0.190	0.134
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.243)	0.668	1.767	0.729	1.515	2.045

Total from investment operations	(1.070)	0.969	2.040	0.916	1.705	2.179

Less dividends and distributions from:
Net investment income	—	(0.272)	(0.197)	(0.177)	(0.223)	(0.365)
Net realized gain on investments	—	(0.754)	(0.732)	(0.390)	—	—

Total dividends and distributions	—	(1.026)	(0.929)	(0.567)	(0.223)	(0.365)

Net asset value, end of period	$14.519	$15.589	$15.646	$14.535	$14.186	$12.704

Total return[5]	(6.86% )	6.37%	14.51%	6.80%	13.54%	20.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$244,201	$280,964	$291,846	$273,272	$268,263	$257,804
Ratio of expenses to average net assets	0.85%	0.87%	0.91%	0.93%	1.03%	1.06%
Ratio of net investment income to average net assets	2.31%	1.88%	1.83%	1.33%	1.46%	1.16%
Portfolio turnover	111%	99%	78%	91%	139%	191%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Commencing January 1, 2004, UBS Global Asset Management (Americas), Inc. replaced Putnam Investments as the Fund’s sub-advisor.

[3]	Effective April 30, 2003, the Lincoln National Global Asset Allocation Fund, Inc. was merged into the Fund. The financial highlights for periods prior to April 30, 2003 reflect the performance history of the Lincoln National Global Asset Allocation Fund, Inc.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP UBS Global Asset Allocation Fund–17

LVIP UBS Global Asset Allocation Fund
Financial Highlights (continued)

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP UBS Global Asset Allocation Fund Service Class
	Six Months
	Ended					5/15/03[3]
	6/30/08[1]	Year Ended				to
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04[2]	12/31/03

Net asset value, beginning of period	$15.573	$15.631	$14.528	$14.179	$12.700	$11.578

Income (loss) from investment operations:
Net investment income[4]	0.155	0.261	0.235	0.152	0.157	0.062
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.242)	0.667	1.765	0.729	1.512	1.411

Total from investment operations	(1.087)	0.928	2.000	0.881	1.669	1.473

Less dividends and distributions from:
Net investment income	—	(0.232)	(0.165)	(0.142)	(0.190)	(0.351)
Net realized gain on investments	—	(0.754)	(0.732)	(0.390)	—	—

Total dividends and distributions	—	(0.986)	(0.897)	(0.532)	(0.190)	(0.351)

Net asset value, end of period	$14.486	$15.573	$15.631	$14.528	$14.179	$12.700

Total return[5]	(6.98% )	6.11%	14.23%	6.53%	13.27%	13.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$66,318	$63,912	$34,215	$10,517	$3,842	$810
Ratio of expenses to average net assets	1.10%	1.12%	1.16%	1.18%	1.28%	1.29%
Ratio of net investment income to average net assets	2.06%	1.63%	1.58%	1.08%	1.21%	0.83%
Portfolio turnover	111%	99%	78%	91%	139%	191%[6]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Commencing January 1, 2004, UBS Global Asset Management (Americas), Inc. replaced Putnam Investments as the Fund’s sub-advisor.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP UBS Global Asset Allocation Fund–18

LVIP UBS Global Asset Allocation Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP UBS Global Asset Allocation Fund (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to maximize long-term total return consistent with preservation of capital.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Financial futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes— The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting— Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates— The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other— Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gains on investment in the accompanying financial statements and totaled $11,832 for the six months ended June 30,

LVIP UBS Global Asset Allocation Fund–19

LVIP UBS Global Asset Allocation Fund
Notes to Financial Statements (continued)

1.	Significant Accounting Policies (continued)

2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the expense offset shown as “expense paid indirectly.”

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund; 0.70% of the next $200 million; and 0.68% of the average daily net assets of the Fund in excess of $400 million.

UBS Global Asset Management (Americas) Inc. (the “Sub-Advisor”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor at an annual rate of 0.47% on the first $200 million of the Fund’s average daily net assets; 0.42% of the next $200 million; and 0.40% of the average daily net assets of the Fund in excess of $400 million.

The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment sub-advisor. The commissions paid to these affiliated firms were $2,122 for the six months ended June 30, 2008.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $4,057 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $9,166 and $3,738, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25%of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$192,628
Fees Payable to DSC	657
Distribution Fees Payable to LFD	13,874

The Fund may invest in UBS High Yield Relationship Fund and UBS Emerging Markets Equity Relationship Fund (collectively, the “UBS Relationship Funds”), open-end management investment companies managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds are offered as investment options only to mutual funds and certain other accounts managed by UBS Global Asset Management (Americas) Inc. The UBS Relationship Funds pay no investment management fees to UBS Global Asset Management (Americas) Inc. or the applicable sub-advisors. For the six months ended June 30, 2008, the Fund received no distributions from the UBS Relationship Funds.

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2008, the Fund made purchases of $114,851,233 and sales of $114,572,967 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2008, the Fund made purchases of $57,713,645 and sales of $62,933,279 of long-term U.S. government securities.

At, June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $305,346,930. At June 30, 2008, net unrealized appreciation was $1,622,311, of which $30,564,965 related to unrealized appreciation of investments and $28,942,654 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the

LVIP UBS Global Asset Allocation Fund–20

LVIP UBS Global Asset Allocation Fund
Notes to Financial Statements (continued)

3.	Investments (continued)

transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1—inputs are quoted prices in active markets
Level 2—inputs that are observable, directly or indirectly
Level 3—inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Securities	Derivatives

Level 1	$235,259,152	$—
Level 2	68,049,485	(1,663,162)
Level 3	3,657,980	—

Total	$306,966,617	$(1,663,162)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities

Balance as of 12/31/2007	$4,213,201
Realized gain (loss)	(44,850)
Change in unrealized appreciation/depreciation	(687,653)
Net purchases, sales, and settlements	117,282

Balance as of 6/30/08	$3,657,980

Net change in unrealized appreciation/depreciation from investments still held as of 6/30/08	$(732,503)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2008. The tax character of dividends and distributions paid during the year ended December 31, 2007 was as follows:

Year Ended
12/31/07

Ordinary income	$8,526,980
Long-term capital gain	12,679,348

Total	$21,206,328

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$265,865,512
Undistributed ordinary income	7,729,010
Undistributed long-term capital gains	3,923,226
Other temporary differences	31,393,095
Unrealized appreciation of investments and foreign currencies	1,608,620

Net assets	$310,519,463

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of dividends and distributions, mark-to-market of foreign currency contracts, mark-to-market on futures contracts, partnership income and straddle loss deferrals.

LVIP UBS Global Asset Allocation Fund–21

LVIP UBS Global Asset Allocation Fund
Notes to Financial Statements (continued)

5.	Components of Net Assets on Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown gains (losses) on mortgage- and asset-backed securities, partnership income , gain (loss) on foreign currency transactions and foreign future contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated Net	Accumulated Net
Investment Income	Realized Gain

$5,697,263	$(5,697,263)

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07

Shares sold:
Standard Class	475,230	864,811
Service Class	1,117,610	2,384,843
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	1,183,146
Service Class	—	206,165

	1,592,840	4,638,965

Shares repurchased:
Standard Class	(1,679,051)	(2,677,824)
Service Class	(643,634)	(675,717)

	(2,322,685)	(3,353,541)

Net increase (decrease)	(729,845)	1,285,424

7.	Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8.	Financial Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates or with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. A futures contract is an agreement to buy or sell an underlying instrument at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

9.	Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United

LVIP UBS Global Asset Allocation Fund–22

LVIP UBS Global Asset Allocation Fund
Notes to Financial Statements (continued)

9.	Credit and Market Risk (continued)

States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in markets perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BBB or lower by Standard & Poor’s Ratings Group and Baa or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the statement of net assets.

10.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP UBS Global Asset Allocation Fund–23

LVIP Columbia Value Opportunities Fund
(formerly LVIP Value Opportunities Fund)

LVIP Columbia Value
Opportunities Fund

a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP Columbia Value Opportunities Fund

Index

Disclosure of Fund Expenses	1
Sector Allocation and Top 10 Equity Holdings	2
Statement of Net Assets	3
Statement of Operations	6
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9

LVIP Columbia Value Opportunities Fund

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08*

Actual
Standard Class Shares	$1,000.00	$921.00	1.26%	$6.02
Service Class Shares	1,000.00	919.80	1.51%	7.21

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,018.60	1.26%	$6.32
Service Class Shares	1,000.00	1,017.35	1.51%	7.57

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

LVIP Columbia Value Opportunities Fund–1

LVIP Columbia Value Opportunities Fund

Sector Allocation and Top 10 Equity Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets

Common Stock	97.38%

Aerospace & Defense	2.59%
Auto Components	0.28%
Capital Markets	2.55%
Chemicals	2.40%
Commercial Banks	7.38%
Commercial Services & Supplies	5.99%
Computers & Peripherals	0.82%
Construction & Engineering	1.50%
Containers & Packaging	2.01%
Diversified Consumer Services	0.94%
Diversified Telecommunications Services	0.72%
Electric Utilities	0.82%
Electrical Equipment	3.52%
Electronic Equipment & Instruments	3.04%
Energy Equipment & Services	3.85%
Food & Staples Retailing	1.71%
Food Products	0.61%
Gas Utilities	2.22%
Health Care Equipment & Supplies	2.81%
Health Care Providers & Services	5.06%
Hotels, Restaurants & Leisure	1.80%
Household Durables	1.36%
Insurance	5.84%
Internet Software & Services	0.95%
Leisure Equipment & Products	0.72%
Life Sciences Tools & Services	0.96%
Machinery	3.54%
Marine	1.11%
Media	0.77%
Metals & Mining	1.99%
Multi-Utilities & Unregulated Power	1.15%
Oil, Gas & Consumable Fuels	5.37%
Paper & Forest Products	0.47%
Personal Products	2.17%
Real Estate Investment Trusts	6.94%
Road & Rail	0.71%
Semiconductors & Semiconductor Equipment	2.96%
Software	1.66%
Specialty Retail	2.01%
Textiles, Apparel & Luxury Goods	0.57%
Thrift & Mortgage Finance	1.36%
Tobacco	0.54%
Trading Company & Distributors	1.61%

Short-Term Investment	2.82%

Total Value of Securities	100.20%

Liabilities Net of Receivables and Other Assets	(0.20%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets

Massey Energy	1.79%
Exco Resources	1.61%
Gardner Denver	1.35%
Olympic Steel	1.34%
Olin	1.33%
ABM Industries	1.30%
AZZ	1.27%
Oil States International	1.24%
New Jersey Resources	1.19%
Digital Realty Trust	1.16%

Total	13.58%

LVIP Columbia Value Opportunities Fund–2

LVIP Columbia Value Opportunities Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK–97.38%
	Aerospace & Defense–2.59%
†	BE Aerospace	6,700	$156,043
	DRS Technologies	1,700	133,824
†	Esterline Technologies	5,500	270,930
	Triumph Group	3,600	169,560

			730,357

	Auto Components–0.28%
†	Tenneco	5,800	78,474

			78,474

	Capital Markets–2.55%
	Apollo Investment	14,805	212,156
†	Knight Capital Group Class A	15,000	269,700
	Lazard Class A	7,000	239,050

			720,906

	Chemicals–2.40%
	Olin	14,300	374,374
†	Rockwood Holdings	8,700	302,760

			677,134

	Commercial Banks–7.38%
	BancorpSouth	13,500	236,115
	Community Bank System	11,500	237,130
	First Midwest Bancorp	8,200	152,930
	Frontier Financial	7,000	59,640
	Fulton Financial	24,000	241,200
	Independent Bank	9,000	214,560
	Pacific Capital Bancorp	7,400	101,972
	Prosperity Bancshares	9,700	259,280
†	SVB Financial Group	5,200	250,172
†	Texas Capital Bancshares	7,096	113,536
	Umpqua Holdings	18,000	218,340

			2,084,875

	Commercial Services & Supplies–5.99%
	ABM Industries	16,500	367,125
	Bowne	8,600	109,650
†	CBIZ	16,400	130,380
†	Consolidated Graphics	3,600	177,372
†	Cornell Companies	12,500	301,375
	Deluxe	11,400	203,148
†	FTI Consulting	2,700	184,842
	Watson Wyatt Worldwide Class A	4,100	216,849

			1,690,741

	Computers & Peripherals–0.82%
†	Brocade Communications Systems	28,000	230,720

			230,720

	Construction & Engineering–1.50%
	Comfort Systems USA	21,000	282,240
†	EMCOR Group	5,000	142,650

			424,890
	Containers & Packaging–2.01%
†	Crown Holdings	11,400	296,286
	Rock-Tenn Class A	9,100	272,909

			569,195

	Diversified Consumer Services–0.94%
	Stewart Enterprises Class A	37,000	266,400

			266,400

	Diversified Telecommunications Services–0.72%
†	Cincinnati Bell	51,000	202,980

			202,980

	Electric Utilities–0.82%
	Westar Energy	10,800	232,308

			232,308

	Electrical Equipment–3.52%
†	AZZ	9,000	359,100
	Belden	6,000	203,280
†	C&D Technologies	25,000	211,500
†	JA Solar Holdings ADR	13,000	219,050

			992,930

	Electronic Equipment & Instruments–3.04%
†	Insight Enterprises	13,000	152,490
	MTS Systems	4,400	157,872
	NAM TAI Electronics	9,884	129,283
†	Rofin-Sinar Technologies	5,500	166,100
†	Rogers	6,700	251,853

			857,598

	Energy Equipment & Services–3.85%
†	Complete Production Services	6,200	225,804
†	Exterran Holdings	4,100	293,109
†	Hercules Offshore	5,800	220,516
†	Oil States International	5,500	348,920

			1,088,349

	Food & Staples Retailing–1.71%
†	Great Atlantic & Pacific Tea	12,000	273,840
†	Winn Dixie Stores	13,000	208,260

			482,100

	Food Products–0.61%
	Sanderson Farms	5,000	172,600

			172,600

	Gas Utilities–2.22%
	Atmos Energy	10,500	289,485
	New Jersey Resources	10,300	336,295

			625,780

LVIP Columbia Value Opportunities Fund–3

LVIP Columbia Value Opportunities Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Health Care Equipment & Supplies–2.81%
	Datascope	5,400	$253,800
†	Haemonetics	5,300	293,938
	Invacare	12,000	245,280

			793,018

	Health Care Providers & Services–5.06%
†	Centene	15,500	260,245
†	Kindred Healthcare	9,500	273,220
†	Magellan Health Services	7,000	259,210
	Owens & Minor	7,000	319,830
†	PharMerica	14,000	316,260

			1,428,765

	Hotels, Restaurants & Leisure–1.80%
†	Bally Technologies	6,400	216,320
†	Papa John’s International	11,000	292,490

			508,810

	Household Durables–1.36%
†	Helen of Troy	11,500	185,380
	Tupperware Brands	5,800	198,476

			383,856

	Insurance–5.84%
	Argo Group International Holdings	7,400	248,344
	Aspen Insurance Holdings	8,400	198,828
	Assured Guaranty	13,500	242,865
	Delphi Financial Group Class A	8,500	196,690
	National Financial Partners	12,800	253,696
	NYMAGIC	4,600	88,136
	Platinum Underwriters Holdings	8,300	270,663
	Zenith National Insurance	4,300	151,188

			1,650,410

	Internet Software & Services–0.95%
†	Ariba	18,300	269,193

			269,193

	Leisure Equipment & Products–0.72%
	Callaway Golf	17,300	204,659

			204,659

	Life Sciences Tools & Services–0.96%
†	Varian	5,300	270,618

			270,618

	Machinery–3.54%
	Actuant Class A	8,800	275,880
†	AGCO	2,200	115,302
	Barnes Group	9,900	228,591
†	Gardner Denver	6,700	380,560

			1,000,333

	Marine–1.11%
	Eagle Bulk Shipping	10,600	313,442

			313,442
	Media–0.77%
	World Wrestling Entertainment Class A	14,093	218,019

			218,019

	Metals & Mining–1.99%
	Carpenter Technology	4,200	183,330
	Olympic Steel	5,000	379,600

			562,930

	Multi-Utilities & Unregulated Power–1.15%
	Integrys Energy Group	6,400	325,312

			325,312

	Oil, Gas & Consumable Fuels–5.37%
	Arlington Tankers	11,200	260,064
†	Exco Resources	12,300	453,993
	Massey Energy	5,400	506,250
	Nordic American Tanker Shipping	7,600	295,032

			1,515,339

	Paper & Forest Products–0.47%
	Schweitzer-Mauduit International	7,820	131,767

			131,767

	Personal Products–2.17%
†	Chattem	2,900	188,645
	Inter Parfums	15,613	234,188
	Nu Skin Enterprises Class A	12,700	189,484

			612,317

	Real Estate Investment Trusts–6.94%
	Alexandria Real Estate Equities	3,200	311,488
	Capstead Mortgage	13,200	143,220
	Digital Realty Trust	8,000	327,279
	LTC Properties	11,400	291,384
	Mid-America Apartment Communities	6,400	326,656
	Omega Healthcare Investors	17,000	283,050
	Tanger Factory Outlet Centers	7,700	276,661

			1,959,738

	Road & Rail–0.71%
	Werner Enterprises	10,800	200,664

			200,664

	Semiconductors & Semiconductor Equipment–2.96%
†	Cypress Semiconductor	11,300	279,675
†	IXYS	16,500	197,010
†	Skyworks Solutions	26,200	258,594
†	Ultra Clean Holdings	12,500	99,500

			834,779

	Software–1.66%
†	Lawson Software	25,000	181,750
†	Mentor Graphics	18,100	285,980

			467,730

LVIP Columbia Value Opportunities Fund–4

LVIP Columbia Value Opportunities Fund
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)

	COMMON STOCK (continued)
	Specialty Retail–2.01%
†	Pier 1 Imports	42,500	$146,200
	Sonic Automotive Class A	8,500	109,565
†	Warnaco Group	7,100	312,897

			568,662

	Textiles, Apparel & Luxury Goods–0.57%
	Brown Shoe	12,000	162,600

			162,600

	Thrift & Mortgage Finance–1.36%
	Federal Agricultural Mortgage Class C	7,000	173,460
	First Niagara Financial Group	16,300	209,618

			383,078
	Tobacco–0.54%
	Universal	3,358	151,849

			151,849

	Trading Company & Distributors–1.61%
	GATX	7,100	314,743
	Houston Wire & Cable	7,000	139,300

			454,043

	Total Common Stock (Cost $29,404,647)		27,500,268
	SHORT-TERM INVESTMENT–2.82%
	Money Market Instrument–2.82%
	Dreyfus Cash Management Fund	796,982	796,982

	Total Short-Term Investment (Cost $796,982)		796,982

TOTAL VALUE OF SECURITIES–100.20% (Cost $30,201,629)	28,297,250
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.20%)	(57,160)

NET ASSETS APPLICABLE TO 2,091,747 SHARES OUTSTANDING–100.00%	$28,240,090

NET ASSET VALUE–LVIP COLUMBIA VALUE OPPORTUNITIES FUND STANDARD CLASS ($26,358,131 / 1,952,158 Shares)	$13.502

NET ASSET VALUE–LVIP COLUMBIA VALUE OPPORTUNITIES FUND SERVICE CLASS ($1,881,959 / 139,589 Shares)	$13.482

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$23,218,160
Undistributed net investment income	96,887
Accumulated net realized gain on investments	6,829,422
Net unrealized depreciation of investments	(1,904,379)

Total net assets	$28,240,090

†	Non income producing security.

ADR–American Depositary Receipts

See accompanying notes

LVIP Columbia Value Opportunities Fund–5

LVIP Columbia Value Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$176,624
Interest	6,895

183,519

EXPENSES:
Management fees	130,214
Professional fees	9,738
Reports and statements to shareholders	5,918
Accounting and administration expenses	5,902
Custodian fees	1,968
Distribution expenses-Service Class	1,759
Trustees’ fees	250
Other	2,542

Total operating expenses	158,291

NET INVESTMENT INCOME	25,228

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(1,670,585)
Net change in unrealized appreciation/depreciation of investments	(618,382)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,288,967)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,263,739)

See accompanying notes

LVIP Columbia Value Opportunities Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$25,228	$182,379
Net realized gain (loss) on investments	(1,670,585)	8,706,058
Net change in unrealized appreciation/depreciation of investments	(618,382)	(6,702,830)

Net increase (decrease) in net assets resulting from operations	(2,263,739)	2,185,607

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(151,764)
Service Class	—	(4,050)

	—	(155,814)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,269,175	1,679,564
Service Class	1,154,884	1,399,557
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	151,764
Service Class	—	4,050

	7,424,059	3,234,935

Cost of shares repurchased:
Standard Class	(2,314,667)	(26,069,406)
Service Class	(233,830)	(288,378)

	(2,548,497)	(26,357,784)

Increase (decrease) in net assets derived from capital share transactions	4,875,562	(23,122,849)

NET INCREASE (DECREASE) IN NET ASSETS	2,611,823	(21,093,056)
NET ASSETS:
Beginning of period	25,628,267	46,721,323

End of period (including undistributed net investment income of $96,887 and $115,326, respectively)	$28,240,090	$25,628,267

See accompanying notes

LVIP Columbia Value Opportunities Fund–6

LVIP Columbia Value Opportunities Fund
Financial Highlights1

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Columbia Value Opportunities Fund Standard Class
	Six Months
	Ended
	6/30/08[2]	Year Ended
	(Unaudited)	12/31/07[3]	12/31/06	12/31/05	12/31/04	12/31/03

Net asset value, beginning of period	$14.660	$14.491	$14.637	$15.344	$13.083	$9.635

Income (loss) from investment operations:
Net investment income (loss)[4]	0.015	0.076	0.013	0.040	(0.030)	(0.030)
Net realized and unrealized gain (loss) on investments	(1.173)	0.184	1.501	0.613	2.574	3.478

Total from investment operations	(1.158)	0.260	1.514	0.653	2.544	3.448

Less dividends and distributions from:
Net investment income	—	(0.091)	—	—	—	—
Net realized gain on investments	—	—	(1.660)	(1.360)	(0.283)	—

Total dividends and distributions	—	(0.091)	(1.660)	(1.360)	(0.283)	—

Net asset value, end of period	$13.502	$14.660	$14.491	$14.637	$15.344	$13.083

Total return[5]	(7.90% )	1.80%	10.28%	5.10%	19.77%	35.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,358	$24,565	$46,721	$51,276	$54,455	$44,982
Ratio of expenses to average net assets	1.26%	1.26%	1.34%	1.36%	1.40%	1.42%
Ratio of net investment income (loss) to average net assets	0.22%	0.50%	0.09%	0.25%	(0.24% )	(0.31%	)
Portfolio turnover	50%	152%	54%	43%	45%	54%

[1]	Effective April 30, 2007, the Fund received all of the assets and liabilities of the Jefferson Pilot Variable Fund, Inc. Small Cap Value Portfolio (the “JPVF Fund”). The financial highlights for the periods prior to April 30, 2007 reflect the performance of the JPVF Fund.

[2]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	Commencing October 15, 2007, Columbia Management Advisors, LLC replaced Dalton, Greiner, Hartman, Maher & Co. as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information for the period ended June 30, 2008 and the years ended December 31, 2007 and 2006.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

LVIP Columbia Value Opportunities Fund–7

LVIP Columbia Value Opportunities Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Columbia Value Opportunities Fund Service Class
	Six Months
	Ended	4/30/07[2,3]
	6/30/08[1]	to
	(Unaudited)	12/31/07

Net asset value, beginning of period	$14.657	$14.962

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.002)	0.067
Net realized and unrealized loss on investments	(1.173)	(0.302)

Total from investment operations	(1.175)	(0.235)

Less dividends and distributions from:
Net investment income	—	(0.070)

Total dividends and distributions	—	(0.070)

Net asset value, end of period	$13.482	$14.657

Total return[5]	(8.02% )	(1.56% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,882	$1,063
Ratio of expenses to average net assets	1.51%	1.45%
Ratio of net investment income (loss) to average net assets	(0.03% )	0.65%
Portfolio turnover	50%	152% [6]

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	Commencing October 15, 2007, Columbia Management Advisors, LLC replaced Dalton, Greiner, Hartman, Maher & Co. as the Fund’s sub-advisor.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

LVIP Columbia Value Opportunities Fund–8

LVIP Columbia Value Opportunities Fund
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP Columbia Value Opportunities Fund (formerly, LVIP Value Opportunities Fund) (the “Fund”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products.

The Fund’s investment objective is to seek long-term capital appreciation.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,071 for the six months ended June 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period ended June 30, 2008.

2.	Management Fees and Other Transactions With Affiliates
Lincoln Investment Advisors Corporation (LIAC) is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisor, and provides certain administrative services to the Fund. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 1.05% on the first $60 million of the average daily net assets of the Fund; 0.75% on the next $90 million; and 0.65% on average daily net assets in excess of $150 million.

LIAC has contractually agreed to waive its fee and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding distribution fees) exceed 1.34% of average daily net assets of the Fund. The agreement will continue at least through April 30, 2009, and renew automatically for one-year terms unless LIAC provides written notice of termination to the Fund.

LVIP Columbia Value Opportunities Fund–9

LVIP Columbia Value Opportunities Fund
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

Columbia Management Advisors, LLC (the “Sub-Advisor”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor an annual rate of 0.75% of the first $60 million of the Fund’s average daily net assets; 0.50% on the next $90 million; and 0.40% of the Fund’s average daily net assets in excess of $150 million.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Fund. For these services, the Fund pays BNY Mellon a monthly fee based on average net assets, subject to certain minimums.

Delaware Service Company, Inc (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets. For the six months ended June 30, 2008, the Fund was charged $310 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Fund. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted to $676 and $573, respectively.

Pursuant to a distribution and service plan, the Fund is authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board. No distribution expenses are paid by Standard Class shares.

At June 30, 2008, the Fund had liabilities payable to affiliates as follows:

Management Fees Payable to LIAC	$25,278
Fees Payable to DSC	60
Distribution Fees Payable to LFD	375

Certain officers and trustees of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated trustees is borne by the Fund.

3.	Investments
For the six months ended June 30, 2008, the Fund made purchases of $10,773,302 and sales of $6,225,599 of investment securities other than short-term investments.

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments was $30,288,467. At June 30, 2008, net unrealized depreciation was $1,991,217, of which $1,967,199 related to unrealized appreciation of investments and $3,958,416 related to unrealized depreciation of investments.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1—inputs are quoted prices in active markets
Level 2—inputs that are observable, directly or indirectly
Level 3—inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Securities

Level 1	$28,297,250
Level 2	—
Level 3	—

Total	$28,297,250

There were no Level 3 securities at the beginning or end of the period.

LVIP Columbia Value Opportunities Fund–10

LVIP Columbia Value Opportunities Fund
Notes to Financial Statements (continued)

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2008. The tax character of dividends and distributions paid during the year ended December 31, 2007 was as follows:

Year Ended
12/31/07

Ordinary income	$155,814

In addition, the Fund declared an ordinary income consent dividend of $108,747 for the year ended December 31, 2007. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$23,218,160
Undistributed ordinary income	96,887
Realized losses 1/1/08 — 6/30/08	(2,071,154)
Other temporary differences	8,987,414
Unrealized depreciation of investments	(1,991,217)

Net assets	$28,240,090

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of dividends and distributions, tax deferral of losses on wash sales and partnership income.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to partnership income and consent dividends. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed Net	Accumulated Net	Paid-in
Investment Income	Realized Gain	Capital

$(43,667)	$(65,080)	$108,747

6.	Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07

Shares sold:
Standard Class	442,623	111,305
Service Class	84,145	90,771
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	10,354
Service Class	—	276

	526,768	212,706

Shares repurchased:
Standard Class	(166,132)	(1,670,263)
Service Class	(17,073)	(18,530)

	(183,205)	(1,688,793)

Net increase (decrease)	343,563	(1,476,087)

LVIP Columbia Value Opportunities Fund–11

LVIP Columbia Value Opportunities Fund
Notes to Financial Statements (continued)

7.	Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2008. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

8.	Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Columbia Value Opportunities Fund–12

LVIP Wilshire Profile Funds

LVIP Wilshire Profile Funds
Wilshire 2010 Profile Fund
Wilshire 2020 Profile Fund
Wilshire 2030 Profile Fund
Wilshire 2040 Profile Fund

each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP Wilshire Profile Funds

Index

Disclosure of Fund Expenses	1
Sector Allocations	3
Statements of Net Assets	4
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	15

LVIP Wilshire Profile Funds

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

The Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Wilshire 2010 Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratios	6/30/08*

Actual
Standard Class Shares	$1,000.00	$954.60	0.25%	$1.21
Service Class Shares	1,000.00	953.40	0.50%	2.43

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.62	0.25%	$1.26
Service Class Shares	1,000.00	1,022.38	0.50%	2.51

LVIP Wilshire 2020 Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratios	6/30/08*

Actual
Standard Class Shares	$1,000.00	$941.00	0.25%	$1.21
Service Class Shares	1,000.00	939.90	0.50%	2.41

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.62	0.25%	$1.26
Service Class Shares	1,000.00	1,022.38	0.50%	2.51

LVIP Wilshire 2030 Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratios	6/30/08*

Actual
Standard Class Shares	$1,000.00	$925.50	0.25%	$1.20
Service Class Shares	1,000.00	924.50	0.50%	2.39

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.62	0.25%	$1.26
Service Class Shares	1,000.00	1,022.38	0.50%	2.51

LVIP Wilshire Profile Funds–1

LVIP Wilshire Profile Funds
Disclosure of Fund Expenses (continued)

LVIP Wilshire 2040 Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratios	6/30/08*

Actual
Standard Class Shares	$1,000.00	$910.30	0.25%	$1.19
Service Class Shares	1,000.00	909.10	0.50%	2.37

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.62	0.25%	$1.26
Service Class Shares	1,000.00	1,022.38	0.50%	2.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all its assets in other mutual funds (“underlying funds”). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable underlying funds. The Expense Analysis of an Investment in each table above does not reflect the expenses of the underlying funds.

LVIP Wilshire Profile Funds–2

LVIP Wilshire Profile Funds

Sector Allocations
As of June 30, 2008

LVIP Wilshire 2010 Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	93.90%

Equity Funds	37.28%
Fixed Income Funds	38.56%
International Equity Funds	18.06%

Unaffiliated Investment Companies	6.05%

Equity Fund	2.01%
International Fixed Income Fund	4.04%

Short-Term Investment	0.06%

Total Value of Securities	100.01%

Liabilities Net of Receivables and Other Assets	(0.01%)

Total Net Assets	100.00%

LVIP Wilshire 2020 Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	93.92%

Equity Funds	42.49%
Fixed Income Funds	31.29%
International Equity Funds	20.14%

Unaffiliated Investment Companies	6.09%

Equity Fund	2.03%
International Fixed Income Fund	4.06%

Short-Term Investment	2.81%

Total Value of Securities	102.82%

Liabilities Net of Receivables and Other Assets	(2.82)%

Total Net Assets	100.00%

LVIP Wilshire 2030 Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	93.47%

Equity Funds	48.53%
Fixed Income Funds	20.91%
International Equity Funds	24.03%

Unaffiliated Investment Companies	6.10%

Equity Fund	2.03%
International Fixed Income Fund	4.07%

Short-Term Investment	0.63%

Total Value of Securities	100.20%

Liabilities Net of Receivables and Other Assets	(0.20)%

Total Net Assets	100.00%

LVIP Wilshire 2040 Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	93.28%

Equity Funds	53.45%
Fixed Income Fund	6.43%
International Equity Funds	33.40%

Unaffiliated Investment Companies	7.24%

Equity Fund	4.13%
International Fixed Income Fund	3.11%

Short-Term Investment	0.34%

Total Value of Securities	100.86%

Liabilities Net of Receivables and Other Assets	(0.86%)

Total Net Assets	100.00%

LVIP Wilshire Profile Funds–3

LVIP Wilshire 2010 Profile Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number	Value
		of Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–93.90%
	Equity Funds–37.28%
*	Delaware VIP Trust–
	Delaware VIP Small Cap Value Series	11,127	$286,310
	Delaware VIP U.S. Growth Series	115,711	868,988
	Delaware VIP Value Series	35,418	579,092
*	Lincoln Variable Insurance Products Trust–
	†LVIP Baron Growth Opportunities Fund	10,743	291,958
	LVIP Capital Growth Fund	23,997	607,332
	LVIP Delaware Special Opportunities Fund	7,500	292,308
	LVIP MFS Value Fund	62,028	1,465,289
	LVIP T. Rowe Price Growth Stock Fund	53,937	898,265
	LVIP Value Opportunities Fund	21,487	290,120

			5,579,662

	Fixed Income Funds–38.56%
**	Delaware Group Government Funds–
	Inflation Protected Bond Fund	499,798	5,147,918
*	Delaware VIP Trust–
	Delaware VIP Diversified Income Series	63,872	623,395

			5,771,313

	International Equity Funds–18.06%
*	Delaware VIP Trust–
	Delaware VIP Emerging Markets Series	20,461	435,615
*	Lincoln Variable Insurance Products Trust–
	LVIP Cohen & Steers Global Real Estate Fund	96,136	690,544
	LVIP Marsico International Growth Fund	54,181	854,112
	LVIP Mondrian International Value Fund	34,147	722,002

			2,702,273

	Total Affiliated Investment Companies (Cost $14,496,233)		14,053,248
	UNAFFILIATED INVESTMENT COMPANIES–6.05%
	Equity Fund–2.01%
**	Fidelity Variable Insurance Products Trust–
	Mid Cap Portfolio	10,560	301,164

			301,164

	International Fixed Income Fund–4.04%
**	Franklin Templeton Variable Insurance Products Trust–Global Income Securities Fund	36,493	604,691

			604,691

	Total Unaffiliated Investment Companies (Cost $953,678)		905,855
	SHORT-TERM INVESTMENT–0.06%
	Money Market Instrument–0.06%
	Dreyfus Cash Management Fund	8,466	8,466

	Total Short-Term Investment (Cost $8,466)		8,466

TOTAL VALUE OF SECURITIES–100.01% (Cost $15,458,377)	14,967,569
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(1,721)

NET ASSETS APPLICABLE TO 1,478,119 SHARES OUTSTANDING–100.00%	$14,965,848

NET ASSET VALUE–LVIP WILSHIRE 2010 PROFILE FUND STANDARD CLASS ($9,976,617 / 984,800 Shares)	$10.131

NET ASSET VALUE–LVIP WILSHIRE 2010 PROFILE FUND SERVICE CLASS ($4,989,231 / 493,319 Shares)	$10.114

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$15,335,291
Undistributed net investment income	240,118
Accumulated net realized loss on investments	(118,753)
Net unrealized depreciation of investments	(490,808)

Total net assets	$14,965,848

*	Standard Class shares
**	Institutional Class shares
†	Non income producing security.

See accompanying notes

LVIP Wilshire Profile Funds–4

LVIP Wilshire 2020 Profile Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number	Value
		of Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–93.92%
	Equity Funds–42.49%
*	Delaware VIP Trust–
	Delaware VIP Small Cap Value Series	23,512	$604,971
	Delaware VIP U.S. Growth Series	280,601	2,107,313
	Delaware VIP Value Series	91,990	1,504,031
*	Lincoln Variable Insurance Products Trust–
	†LVIP Baron Growth Opportunities Fund	22,319	606,570
	LVIP Capital Growth Fund	49,804	1,260,498
	LVIP Delaware Special Opportunities Fund	23,368	910,797
	LVIP MFS Value Fund	128,830	3,043,345
	LVIP T. Rowe Price Growth Stock Fund	130,627	2,175,463
	LVIP Value Opportunities Fund	68,095	919,423

			13,132,411

	Fixed Income Funds–31.29%
**	Delaware Group Government Funds–
	Inflation Protected Bond Fund	754,210	7,768,360
*	Delaware VIP Trust– Delaware VIP Diversified Income Series	195,058	1,903,770

			9,672,130

	International Equity Funds–20.14%
*	Delaware VIP Trust– Delaware VIP Emerging Markets Series	42,514	905,121
*	Lincoln Variable Insurance Products Trust– LVIP Cohen & Steers Global Real Estate Fund	161,903	1,162,951
	LVIP Marsico International Growth Fund	131,111	2,066,836
	LVIP Mondrian International Value Fund	98,785	2,088,717

			6,223,625

	Total Affiliated Investment Companies (Cost $30,194,204)		29,028,166

	UNAFFILIATED INVESTMENT COMPANIES–6.09%
	Equity Funds–2.03%
**	Fidelity Variable Insurance Products Trust– Mid Cap Portfolio	21,976	626,761

			626,761

	International Fixed Income Fund–4.06%
**	Franklin Templeton Variable Insurance Products Trust–Global Income Securities Fund	75,750	1,255,177

			1,255,177

	Total Unaffiliated Investment Companies (Cost $1,947,704)		1,881,938

	SHORT-TERM INVESTMENT–2.81%
	Money Market Instrument–2.81%
	Dreyfus Cash Management Fund	869,673	869,673

	Total Short-Term Investment (Cost $869,673)		869,673

TOTAL VALUE OF SECURITIES–102.82% (Cost $33,011,581)	31,779,777
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.82%)	(871,925)

NET ASSETS APPLICABLE TO 3,131,161 SHARES OUTSTANDING–100.00%	$30,907,852

NET ASSET VALUE–LVIP WILSHIRE 2020 PROFILE FUND STANDARD CLASS ($22,284,370 / 2,256,573 Shares)	$9.875

NET ASSET VALUE–LVIP WILSHIRE 2020 PROFILE FUND SERVICE CLASS ($8,623,482 / 874,588 Shares)	$9.860

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$31,934,789
Undistributed net investment income	398,391
Accumulated net realized loss on investments	(193,524)
Net unrealized depreciation of investments	(1,231,804)

Total net assets	$30,907,852

*	Standard Class shares
**	Institutional Class shares
†	Non income producing security.

See accompanying notes

LVIP Wilshire Profile Funds–5

LVIP Wilshire 2030 Profile Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number	Value
		of Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–93.47%
	Equity Funds–48.53%
*	Delaware VIP Trust– Delaware VIP Small Cap Value Series	14,279	$367,393
	Delaware VIP U.S. Growth Series	216,677	1,627,241
	Delaware VIP Value Series	66,246	1,083,128
*	Lincoln Variable Insurance Products Trust–
	†LVIP Baron Growth Opportunities Fund	13,410	364,444
	LVIP Capital Growth Fund	37,431	947,351
	LVIP Delaware Special Opportunities Fund	9,355	364,633
	LVIP MFS Value Fund	85,074	2,009,714
	LVIP T. Rowe Price Growth Stock Fund	100,961	1,681,400
	LVIP Value Opportunities Fund	40,979	553,294

			8,998,598

	Fixed Income Funds–20.91%
**	Delaware Group Government Funds– Inflation Protected Bond Fund	283,862	2,923,781
*	Delaware VIP Trust– Delaware VIP Diversified Income Series	97,593	952,509

			3,876,290

	International Equity Funds–24.03%
*	Delaware VIP Trust– Delaware VIP Emerging Markets Series	42,506	904,952
*	Lincoln Variable Insurance Products Trust– LVIP Cohen & Steers Global Real Estate Fund	72,833	523,158
	LVIP Marsico International Growth Fund	89,764	1,415,037
	LVIP Mondrian International Value Fund	59,183	1,251,366
	LVIP Templeton Growth Fund	12,433	360,382

			4,454,895

	Total Affiliated Investment Companies
	(Cost $18,249,548)		17,329,783
	UNAFFILIATED INVESTMENT COMPANIES–6.10%
	Equity Fund–2.03%
**	Fidelity Variable Insurance Products Trust– Mid Cap Portfolio	13,201	376,484

			376,484

	International Fixed Income Fund–4.07%
**	Franklin Templeton Variable Insurance Products Trust–Global Income Securities Fund	45,514	754,162

			754,162

	Total Unaffiliated Investment Companies (Cost $1,169,420)		1,130,646
	SHORT-TERM INVESTMENT–0.63%
	Money Market Instrument–0.63%
	Dreyfus Cash Management Fund	117,559	117,559

	Total Short-Term Investment (Cost $117,559)		117,559

TOTAL VALUE OF SECURITIES–100.20% (Cost $19,536,527)	18,577,988
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.20%)	(37,941)

NET ASSETS APPLICABLE TO 1,879,527 SHARES OUTSTANDING–100.00%	$18,540,048

NET ASSET VALUE–LVIP WILSHIRE 2030 PROFILE FUND STANDARD CLASS ($14,644,019 / 1,484,067 Shares)	$9.867

NET ASSET VALUE–LVIP WILSHIRE 2030 PROFILE FUND SERVICE CLASS ($3,896,029 / 395,460 Shares)	$9.852

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$19,358,036
Undistributed net investment income	243,205
Accumulated net realized loss on investments	(102,654)
Net unrealized depreciation of investments	(958,539)

Total net assets	$18,540,048

*	Standard Class shares
**	Institutional Class shares
†	Non income producing security.

See accompanying notes

LVIP Wilshire Profile Funds–6

LVIP Wilshire 2040 Profile Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number	Value
		of Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–93.28%
	Equity Funds–53.45%
*	Delaware VIP Trust–
	Delaware VIP Small Cap Value Series	8,938	$229,975
	Delaware VIP U.S. Growth Series	149,597	1,123,472
	Delaware VIP Value Series	48,135	787,002
*	Lincoln Variable Insurance Products Trust–
	†LVIP Baron Growth Opportunities Fund	8,342	226,701
	LVIP Capital Growth Fund	23,283	589,258
	LVIP Delaware Special Opportunities Fund	8,735	340,447
	LVIP MFS Value Fund	57,790	1,365,166
	LVIP T. Rowe Price Growth Stock Fund	69,787	1,162,232
	LVIP Value Opportunities Fund	16,932	228,615

			6,052,868

	Fixed Income Fund–6.43%
**	Delaware Group Government Funds– Inflation Protected Bond Fund	70,680	728,003

			728,003

	International Equity Funds–33.40%
*	Delaware VIP Trust– Delaware VIP Emerging Markets Series	26,486	563,892
*	Lincoln Variable Insurance Products Trust–
	LVIP Cohen & Steers Global Real Estate Fund	30,263	217,382
	LVIP Marsico International Growth Fund	76,957	1,213,147
	LVIP Mondrian International Value Fund	63,295	1,338,309
	LVIP Templeton Growth Fund	15,492	449,044

			3,781,774

	Total Affiliated Investment Companies (Cost $11,169,684)		10,562,645

	UNAFFILIATED INVESTMENT COMPANIES–7.24%
	Equity Fund–4.13%
**	Fidelity Variable Insurance Products Trust– Mid Cap Portfolio	16,396	467,606

			467,606

	International Fixed Income Fund–3.11%
**	Franklin Templeton Variable Insurance Products Trust–Global Income Securities Fund	21,251	352,121

			352,121

	Total Unaffiliated Investment Companies (Cost $867,614)		819,727

	SHORT-TERM INVESTMENT–0.34%
	Money Market Instrument–0.34%
	Dreyfus Cash Management Fund	38,459	38,459

	Total Short-Term Investment (Cost $38,459)		38,459

TOTAL VALUE OF SECURITIES–100.86% (Cost $12,075,757)	11,420,831
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.86%)	(97,384)

NET ASSETS APPLICABLE TO 1,185,685 SHARES OUTSTANDING–100.00%	$11,323,447

NET ASSET VALUE–LVIP WILSHIRE 2040 PROFILE FUND STANDARD CLASS ($7,135,811 / 746,773 Shares)	$9.556

NET ASSET VALUE–LVIP WILSHIRE 2040 PROFILE FUND SERVICE CLASS ($4,187,636 / 438,912 Shares)	$9.541

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$11,945,442
Undistributed net investment income	91,154
Accumulated net realized loss on investments	(58,223)
Net unrealized depreciation of investments	(654,926)

Total net assets	$11,323,447

*	Standard Class shares
**	Institutional Class shares
†	Non income producing security.

See accompanying notes

LVIP Wilshire Profile Funds–7

LVIP Wilshire Profile Funds
Statements of Assets and Liabilities
June 30, 2008 (Unaudited)

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

ASSETS:
Investments in affiliated investment companies, at value	$14,053,248	$29,028,166	$17,329,783	$10,562,645
Investments in unaffiliated investment companies, at value	914,321	2,751,611	1,248,205	858,186
Cash	194	470	278	196
Interest receivable	1	64	9	3
Due from manager	2,555	—	2,291	3,182
Receivable for fund shares sold	23,642	22,262	97,986	20,656

TOTAL ASSETS	14,993,961	31,802,573	18,678,552	11,444,868

LIABILITIES:
Payable for securities purchased	8,661	870,143	117,837	38,655
Payable for fund shares redeemed	4,617	8,869	5,634	67,758
Due to manager and affiliates	—	980	—	—
Other accrued expenses	14,835	14,729	15,033	15,008

TOTAL LIABILITIES	28,113	894,721	138,504	121,421

Total net assets	$14,965,848	$30,907,852	$18,540,048	$11,323,447

Investments in affiliated investment companies, at cost	$14,496,233	$30,194,204	$18,249,548	$11,169,684
Investments in unaffiliated investment companies, at cost	$962,144	$2,817,377	$1,286,979	$906,073

See accompanying notes

LVIP Wilshire Profile Funds–8

LVIP Wilshire Profile Funds
Statements of Operations
Six Months Ended June 30, 2008 (Unaudited)

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

INVESTMENT INCOME:
Dividends from affiliated investment companies	$165,519	$252,846	$126,473	$35,583
Dividends from unaffiliated investment companies	21,180	43,117	26,626	12,199
Interest from unaffiliated investment companies	1,569	2,754	1,803	1,259

	188,268	298,717	154,902	49,041

EXPENSES:
Accounting and administration expenses	24,595	24,874	24,673	24,497
Management fees	12,960	24,252	16,197	9,510
Professional fees	8,924	8,987	8,944	8,894
Distribution expenses–Service Class	4,161	5,462	2,900	2,841
Custodian fees	2,166	2,823	2,362	2,344
Reports and statements to shareholders	194	215	270	173
Trustees’ fees	75	145	91	51
Other	1,884	1,984	1,950	1,875

	54,959	68,742	57,387	50,185
Less fees waived	(37,838)	(39,027)	(38,290)	(37,824)
Less expense paid indirectly	—	—	—	(10)

Total operating expenses	17,121	29,715	19,097	12,351

NET INVESTMENT INCOME	171,147	269,002	135,805	36,690

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain distributions from affiliated investment companies	123,513	248,941	236,938	148,552
Net realized loss from sale of investments in affiliated investment companies	(169,684)	(268,424)	(196,661)	(134,262)
Net realized loss from sale of investments in unaffiliated investment companies	(10,756)	(66,622)	(45,011)	(9,540)

Net realized gain (loss) on investments	(56,927)	(86,105)	(4,734)	4,750
Net change in unrealized appreciation/depreciation of investments	(612,019)	(1,474,717)	(1,067,489)	(697,191)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(668,946)	(1,560,822)	(1,072,223)	(692,441)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(497,799)	$(1,291,820)	$(936,418)	$(655,751)

See accompanying notes

LVIP Wilshire Profile Funds–9

LVIP Wilshire Profile Funds
Statements of Changes in Net Assets

	LVIP Wilshire		LVIP Wilshire		LVIP Wilshire		LVIP Wilshire
	2010 Profile Fund		2020 Profile Fund		2030 Profile Fund		2040 Profile Fund
	Six Months		Six Months		Six Months		Six Months
	Ended	4/30/07*	Ended	4/30/07*	Ended	4/30/07*	Ended	4/30/07*
	6/30/08	to	6/30/08	to	6/30/08	to	6/30/08	to
	(Unaudited)	12/31/07	(Unaudited)	12/31/07	(Unaudited)	12/31/07	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$171,147	$31,814	$269,002	$62,266	$135,805	$30,005	$36,690	$17,803
Net realized gain (loss) on investments	(56,927)	(7,885)	(86,105)	(5,711)	(4,734)	(1,431)	4,750	(5,415)
Net change in unrealized appreciation/depreciation of investments	(612,019)	121,211	(1,474,717)	242,913	(1,067,489)	108,950	(697,191)	42,265

Net increase (decrease) in net assets resulting from operations	(497,799)	145,140	(1,291,820)	299,468	(936,418)	137,524	(655,751)	54,653

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(13,393)	—	(31,474)	—	(17,174)	—	(18,438)
Service Class	—	(3,391)	—	(3,111)	—	(1,920)	—	(2,459)

	—	(16,784)	—	(34,585)	—	(19,094)	—	(20,897)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,255,794	4,763,352	17,893,137	10,101,523	10,805,980	6,693,191	5,777,488	3,510,278
Service Class	5,037,112	1,745,716	7,303,728	2,844,983	3,296,916	1,087,773	4,790,176	611,540
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	13,393	—	31,474	—	17,175	—	18,438
Service Class	—	3,391	—	3,111	—	1,920	—	2,459

	13,292,906	6,525,852	25,196,865	12,981,091	14,102,896	7,800,059	10,567,664	4,142,715

Cost of shares repurchased:
Standard Class	(2,331,469)	(483,616)	(4,006,313)	(1,015,610)	(1,841,884)	(373,579)	(1,442,922)	(282,112)
Service Class	(1,480,865)	(187,517)	(689,905)	(531,339)	(252,001)	(77,455)	(1,009,393)	(30,510)

	(3,812,334)	(671,133)	(4,696,218)	(1,546,949)	(2,093,885)	(451,034)	(2,452,315)	(312,622)

Increase in net assets derived from capital share transactions	9,480,572	5,854,719	20,500,647	11,434,142	12,009,011	7,349,025	8,115,349	3,830,093

NET INCREASE IN NET ASSETS	8,982,773	5,983,075	19,208,827	11,699,025	11,072,593	7,467,455	7,459,598	3,863,849
NET ASSETS:
Beginning of period	5,983,075	—	11,699,025	—	7,467,455	—	3,863,849	—

End of period	$14,965,848	$5,983,075	$30,907,852	$11,699,025	$18,540,048	$7,467,455	$11,323,447	$3,863,849

Undistributed net investment income	$240,118	$15,153	$398,391	$28,232	$243,205	$11,123	$91,154	$—

*	Date of commencement of operations.

See accompanying notes

LVIP Wilshire Profile Funds–10

LVIP Wilshire 2010 Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP Wilshire 2010 Profile Fund
	Standard Class		Service Class
	Six Months		Six Months
	Ended	4/30/07[2]	Ended	4/30/07[2]
	6/30/08[1]	to	6/30/08[1]	to
	(Unaudited)	12/31/07	(Unaudited)	12/31/07

Net asset value, beginning of period	$10.613	$10.000	$10.608	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.174	0.150	0.161	0.133
Net realized and unrealized gain (loss) on investments	(0.656)	0.511	(0.655)	0.509

Total from investment operations	(0.482)	0.661	(0.494)	0.642

Less dividends and distributions from:
Net investment income	—	(0.048)	—	(0.034)

Total dividends and distributions	—	(0.048)	—	(0.034)

Net asset value, end of period	$10.131	$10.613	$10.114	$10.608

Total return[4]	(4.54% )	6.62%	(4.66% )	6.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,977	$4,395	$4,989	$1,588
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.50%	0.50%
Ratio of expenses to average net assets prior to fees waived[5]	0.98%	3.43%	1.23%	3.68%
Ratio of net investment income to average net assets	3.36%	2.12%	3.11%	1.87%
Ratio of net investment income (loss) to average net assets prior to fees waived	2.63%	(1.06% )	2.38%	(1.31% )
Portfolio turnover	78%	72%	78%	72%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–11

LVIP Wilshire 2020 Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP Wilshire 2020 Profile Fund
	Standard Class		Service Class
	Six Months		Six Months
	Ended	4/30/07[2]	Ended	4/30/07[2]
	6/30/08[1]	to	6/30/08[1]	to
	(Unaudited)	12/31/07	(Unaudited)	12/31/07

Net asset value, beginning of period	$10.494	$10.000	$10.490	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.142	0.130	0.130	0.113
Net realized and unrealized gain (loss) on investments	(0.761)	0.407	(0.760)	0.406

Total from investment operations	(0.619)	0.537	(0.630)	0.519

Less dividends and distributions from:
Net investment income	—	(0.043)	—	(0.029)

Total dividends and distributions	—	(0.043)	—	(0.029)

Net asset value, end of period	$9.875	$10.494	$9.860	$10.490

Total return[4]	(5.90% )	5.38%	(6.01% )	5.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,284	$9,355	$8,624	$2,344
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.50%	0.50%
Ratio of expenses to average net assets prior to fees waived[5]	0.65%	1.70%	0.90%	1.95%
Ratio of net investment income to average net assets	2.81%	1.86%	2.56%	1.61%
Ratio of net investment income to average net assets prior to fees waived	2.41%	0.41%	2.16%	0.16%
Portfolio turnover	62%	61%	62%	61%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–12

LVIP Wilshire 2030 Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP Wilshire 2030 Profile Fund
	Standard Class		Service Class
	Six Months		Six Months
	Ended	4/30/07[2]	Ended	4/30/07[2]
	6/30/08[1]	to	6/30/08[1]	to
	(Unaudited)	12/31/07	(Unaudited)	12/31/07

Net asset value, beginning of period	$10.661	$10.000	$10.657	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.108	0.115	0.096	0.097
Net realized and unrealized gain (loss) on investments	(0.902)	0.588	(0.901)	0.588

Total from investment operations	(0.794)	0.703	(0.805)	0.685

Less dividends and distributions from:
Net investment income	—	(0.042)	—	(0.028)

Total dividends and distributions	—	(0.042)	—	(0.028)

Net asset value, end of period	$9.867	$10.661	$9.852	$10.657

Total return[4]	(7.45% )	7.04%	(7.55% )	6.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,644	$6,438	$3,896	$1,029
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.50%	0.50%
Ratio of expenses to average net assets prior to fees waived[5]	0.84%	2.86%	1.09%	3.11%
Ratio of net investment income to average net assets	2.13%	1.61%	1.88%	1.36%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.54%	(1.00% )	1.29%	(1.25% )
Portfolio turnover	40%	47%	40%	47%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–13

LVIP Wilshire 2040 Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP Wilshire 2040 Profile Fund
	Standard Class		Service Class
	Six Months		Six Months
	Ended	4/30/07[2]	Ended		4/30/07[2]
	6/30/08[1]	to	6/30/08[1]		to
	(Unaudited)	12/31/07	(Unaudited)		12/31/07

Net asset value, beginning of period	$10.498	$10.000	$10.495		$10.000

Income (loss) from investment operations:
Net investment income[3]	0.051	0.127	0.039		0.110
Net realized and unrealized gain (loss) on investments	(0.993)	0.453	(0.993)		0.453

Total from investment operations	(0.942)	0.580	(0.954)		0.563

Less dividends and distributions from:
Net investment income	—	(0.082)	—		(0.068)

Total dividends and distributions	—	(0.082)	—		(0.068)

Net asset value, end of period	$9.556	$10.498	$9.541		$10.495

Total return[4]	(8.97% )	5.81%	(9.09%	)	5.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,136	$3,285	$4,187		$579
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.50%		0.50%
Ratio of expenses to average net assets prior to fees waived[5]	1.24%	5.14%	1.49%		5.39%
Ratio of net investment income to average net assets	1.03%	1.80%	0.78%		1.55%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.04%	(3.09% )	(0.21%	)	(3.34% )
Portfolio turnover	46%	41%	46%		41%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–14

LVIP Wilshire Profile Funds
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund and LVIP Wilshire 2040 Profile Fund (each, a “Fund”, or collectively, “Funds”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Funds’ shares are sold only to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products. The Funds will invest in other open-end investment companies (mutual funds) that are advised by Delaware Management Company (DMC), a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation (LIAC), or non-affiliated funds from a select group of investment management firms (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Funds may invest in individual securities, such as money market securities.

The Funds are Target Maturity Profile Funds which are designed for investors planning to retire close to the year indicated in the name of the Fund.

The Funds’ investment objective is the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

1.	Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation—The value of the Funds’ investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value.

Federal Income Taxes—The Funds intend to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the expense offset shown as “expense paid indirectly”.

2.	Management Fees and Other Transactions With Affiliates
LIAC is responsible for overall management of the Funds’ investment portfolios, including monitoring of the Funds’ investment sub-advisor, and provides certain administrative services to the Funds. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds.

LIAC has contractually agreed to reimburse the Funds to the extent that the Funds’ annual operating expenses (excluding Underlying Fund Fees and Expenses and distribution fees) exceed 0.25% of average daily net assets. The agreement renews automatically for one-year terms unless LIAC provides written notice of termination to the Funds.

Wilshire Associates, Inc. (the “Sub-Advisor”) is responsible for the day-to-day management of the Funds’ investment portfolio. For these services, LIAC, not the Funds, pays the Sub-Advisor a fee at an annual rate based on the combined net assets of the LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, LVIP Wilshire Moderately Aggressive Profile Fund, LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund, and LVIP Wilshire 2040 Profile Fund (the “Profile Funds”) as follows: 0.08% for the first $500 million of the Profile Funds’ average daily net assets; 0.06% over $500 million but less than $1 billion; 0.05% over $1 billion but less than $3 billion; and 0.04% of any excess of the Profile Funds’ average daily net assets over $3 billion.

LVIP Wilshire Profile Funds–15

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

2.	Management Fees and Other Transactions With Affiliates (continued)

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Funds. For these services, each Fund pays BNY Mellon an annual fee of $47,000.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Funds. For these services, each Fund pays DSC an annual fee of $1,000. For the six months ended June 30, 2008, each Fund was charged $500 for these services.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative support necessary for the operation of the Funds. For these services, the Trust will pay $766,041 for the year ending December 31, 2008, which was allocated to the Series based on average net assets. In addition, the cost of certain support services provided by Lincoln Life, such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30, 2008, fees for administrative and support services amounted as follows:

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Administration Fees	$250	$460	$309	$178
Support Fees	345	414	364	319

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the statement of operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. DMC, LIAC, Dreyfus, Franklin Templeton and Fidelity Investments serve as the investment managers for the Underlying Funds.

At June 30, 2008, the Funds had receivables due from or liabilities payable to affiliates as follows:

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Receivable from LIAC under expense limitation agreement	$3,630	$643	$2,947	$4,070
Fees Payable to DSC	83	83	83	83
Distribution Fees Payable to LFD	992	1,540	739	805

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The compensation of unaffiliated trustees is borne by the Funds.

3.	Investments
For the six month period ended June 30, 2008, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Purchases	$12,845,423	$26,023,416	$14,958,311	$10,139,122
Sales	4,049,192	6,201,447	2,577,133	1,756,740

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Cost of investments	$15,643,255	$33,395,569	$19,777,657	$12,231,221

Aggregate unrealized appreciation	$80,730	$136,918	$40,818	$6,146
Aggregate unrealized depreciation	(764,457)	(1,752,710)	(1,240,487)	(816,525)

Net unrealized depreciation	$(683,727)	$(1,615,792)	$(1,199,669)	$(810,379)

LVIP Wilshire Profile Funds–16

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

3.	Investments (continued)

Effective January 1, 2008, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1—inputs are quoted prices in active markets
Level 2—inputs that are observable, directly or indirectly
Level 3—inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Funds’ investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund
	Securities	Securities	Securities	Securities

Level 1	$14,967,569	$31,779,777	$18,577,988	$11,420,831
Level 2	—	—	—	—
Level 3	—	—	—	—

Total	$14,967,569	$31,779,777	$18,577,988	$11,420,831

There were no Level 3 securities at the beginning or end of the period.

4.	Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2008. The tax character of dividends and distributions paid during the year ended December 31, 2007 was as follows:

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Period Ended December 31, 2007:
Ordinary Income	$16,784	$34,585	$19,094	$20,897

5.	Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Shares of beneficial interest	$15,335,291	$31,934,789	$19,358,036	$11,945,442
Undistributed ordinary income	224,965	370,159	232,082	91,154
Undistributed long-term capital gain	58,071	151,224	116,800	88,303
Other temporary differences	31,248	67,472	32,799	8,927
Unrealized depreciation of investments	(683,727)	(1,615,792)	(1,199,669)	(810,379)

Net assets	$14,965,848	$30,907,852	$18,540,048	$11,323,447

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, dividends and distributions.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of distributions received from underlying investments. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

LVIP Wilshire Profile Funds–17

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

5.	Components of Net Assets on Tax Basis (continued)

	LVIP	LVIP	LVIP	LVIP
	Wilshire 2010	Wilshire 2020	Wilshire 2030	Wilshire 2040
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Undistributed Net Investment Income	$53,818	$101,157	$96,277	$54,464
Accumulated Net Realized Gain (Loss)	(53,818)	(101,157)	(96,277)	(54,464)

6.	Capital Shares
Transactions in capital shares were as follows:

	LVIP		LVIP		LVIP		LVIP
	Wilshire 2010		Wilshire 2020		Wilshire 2030		Wilshire 2040
	Profile Fund		Profile Fund		Profile Fund		Profile Fund
	Six Months	4/30/07*	Six Months	4/30/07*	Six Months	4/30/07*	Six Months	4/30/07*
	Ended	to	Ended	to	Ended	to	Ended	to
	6/30/08	12/31/07	6/30/08	12/31/07	6/30/08	12/31/07	6/30/08	12/31/07

Shares sold:
Standard Class	795,385	459,142	1,756,488	986,235	1,060,999	637,386	580,480	338,243
Service Class	484,709	167,167	718,628	274,209	323,615	103,871	485,955	57,809
Shares issued upon reinvestment of dividend and distributions:
Standard Class	—	1,283	—	3,053	—	1,639	—	1,788
Service Class	—	325	—	302	—	183	—	239

	1,280,094	627,917	2,475,116	1,263,799	1,384,614	743,079	1,066,435	398,079

Shares repurchased:
Standard Class	(224,684)	(46,326)	(391,385)	(97,818)	(180,828)	(35,129)	(146,597)	(27,141)
Service Class	(141,104)	(17,778)	(67,513)	(51,038)	(24,765)	(7,444)	(102,222)	(2,869)

	(365,788)	(64,104)	(458,898)	(148,856)	(205,593)	(42,573)	(248,819)	(30,010)

Net increase	914,306	563,813	2,016,218	1,114,943	1,179,021	700,506	817,616	368,069

*	Commenced operations on April 30, 2007.

7.	Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

The Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wilshire Profile Funds–18

LVIP Wilshire Profile Funds

LVIP Wilshire Profile Funds
Wilshire Conservative Profile Fund
Wilshire Moderate Profile Fund
Wilshire Moderately Aggressive Profile Fund
Wilshire Aggressive Profile Fund

each a series of Lincoln Variable
Insurance Products Trust
Semiannual Report
June 30, 2008

LVIP Wilshire Profile Funds

Index

Disclosure of Fund Expenses	1
Sector Allocations	3
Statements of Net Assets	4
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	19

LVIP Wilshire Profile Funds

Disclosure
     OF FUND EXPENSES
For the Period January 1, 2008 to June 30, 2008

Each Fund’s shares are sold directly or indirectly to The Lincoln National Life Insurance Company and its affiliates for allocation to their variable annuity and variable universal life products. The insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes
The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transactional fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Wilshire Conservative Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08

Actual
Standard Class Shares	$1,000.00	$957.70	0.25%	$1.22
Service Class Shares	1,000.00	956.50	0.50%	2.43

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.62	0.25%	$1.26
Service Class Shares	1,000.00	1,022.38	0.50%	2.51

LVIP Wilshire Moderate Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08

Actual
Standard Class Shares	$1,000.00	$934.60	0.25%	$1.20
Service Class Shares	1,000.00	933.30	0.50%	2.40

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.62	0.25%	$1.26
Service Class Shares	1,000.00	1,022.38	0.50%	2.51

LVIP Wilshire Moderately Aggressive Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08

Actual
Standard Class Shares	$1,000.00	$909.50	0.25%	$1.19
Service Class Shares	1,000.00	908.40	0.50%	2.37

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.62	0.25%	$1.26
Service Class Shares	1,000.00	1,022.38	0.50%	2.51

LVIP Wilshire Profile Funds–1

LVIP Wilshire Profile Funds

Disclosure
     OF FUND EXPENSES (continued)

LVIP Wilshire Aggressive Profile Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratio	6/30/08

Actual
Standard Class Shares	$1,000.00	$886.70	0.25%	$1.17
Service Class Shares	1,000.00	885.60	0.50%	2.34

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.62	0.25%	$1.26
Service Class Shares	1,000.00	1,022.38	0.50%	2.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all its assets in other mutual funds (“underlying funds”). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable underlying funds. The Expense Analysis of an Investment in each table above does not reflect the expenses of the underlying funds.

LVIP Wilshire Profile Funds–2

LVIP Wilshire Profile Fund

Sector Allocations
As of June 30, 2008

LVIP Wilshire Conservative Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	94.34%

Equity Funds	26.44%
Fixed Income Funds	57.43%
International Equity Funds	10.47%

Unaffiliated Investment Companies	6.05%

Equity Fund	2.02%
International Fixed Income Fund	4.03%

Total Value of Securities	100.39%

Liabilities Net of Receivables and Other Assets	(0.39%)

Total Net Assets	100.00%

LVIP Wilshire Moderate Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	92.85%

Equity Funds	36.54%
Fixed Income Funds	38.11%
International Equity Funds	18.20%

Unaffiliated Investment Companies	7.09%

Equity Fund	4.04%
International Fixed Income Fund	3.05%

Short-Term Investment	0.26%

Total Value of Securities	100.20%

Liabilities Net of Receivables and Other Assets	(0.20%)

Total Net Assets	100.00%

LVIP Wilshire Moderately Aggressive Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	92.79%

Equity Funds	49.97%
Fixed Income Funds	16.66%
International Equity Funds	26.16%

Unaffiliated Investment Companies	7.18%

Equity Fund	3.07%
International Fixed Income Fund	4.11%

Short-Term Investment	0.05%

Total Value of Securities	100.02%

Liabilities Net of Receivables and Other Assets	(0.02%)

Total Net Assets	100.00%

LVIP Wilshire Aggressive Profile Fund

Percentage
Sector	of Net Assets

Affiliated Investment Companies	95.86%

Equity Funds	62.55%
International Equity Funds	33.31%

Unaffiliated Investment Company	4.14%

Short-Term Investment	0.58%

Total Value of Securities	100.58%

Liabilities Net of Receivables and Other Assets	(0.58%)

Total Net Assets	100.00%

LVIP Wilshire Profile Funds–3

LVIP Wilshire Conservative Profile Fund
Statement of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
	AFFILIATED INVESTMENT COMPANIES–94.34%
	Equity Funds–26.44%
*	Delaware VIP Trust–
	Delaware VIP U.S. Growth Series	2,388,416	$17,937,002
	Delaware VIP Value Series	625,421	10,225,634
*	Lincoln Variable Insurance Products Trust–
	LVIP MFS Value Fund	985,991	23,292,061
	LVIP T. Rowe Price Growth Stock Fund	1,113,143	18,538,278

			69,992,975

	Fixed Income Funds–57.43%
**	Delaware Group Government Funds– Inflation Protected Bond Fund	1,870,345	19,264,557
*	Delaware VIP Trust–
	Delaware VIP Diversified Income Series	9,701,685	94,688,442
	Delaware VIP High Yield Series	1,494,292	8,039,291
*	Lincoln Variable Insurance Products Trust– LVIP Delaware Bond Fund	2,367,746	30,037,229

			152,029,519

	International Equity Funds–10.47%
*	Lincoln Variable Insurance Products Trust–
	LVIP Marsico International Growth Fund	794,317	12,521,621
	LVIP Mondrian International Value Fund	718,685	15,195,867

			27,717,488

	Total Affiliated Investment Companies (Cost $255,178,178)		249,739,982

	UNAFFILIATED INVESTMENT COMPANIES–6.05%
	Equity Fund–2.02%
**	Fidelity Variable Insurance Products Trust– Mid Cap Portfolio	187,053	5,334,749

			5,334,749

	International Fixed Income Fund–4.03%
**	Franklin Templeton Variable Insurance Products Trust– Global Income Securities Fund	644,388	10,677,517

			10,677,517

	Total Unaffiliated Investment Companies (Cost $16,898,179)		16,012,266

TOTAL VALUE OF SECURITIES–100.39% (Cost $272,076,357)	265,752,248
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.39%)	(1,041,898)

NET ASSETS APPLICABLE TO 23,053,595 SHARES OUTSTANDING–100.00%	$264,710,350

NET ASSET VALUE–LVIP WILSHIRE CONSERVATIVE PROFILE FUND STANDARD CLASS ($53,526,572 / 4,655,095 Shares)	$11.498

NET ASSET VALUE–LVIP WILSHIRE CONSERVATIVE PROFILE FUND SERVICE CLASS ($211,183,778 / 18,398,500 Shares)	$11.478

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$262,562,840
Undistributed net investment income	6,259,818
Accumulated net realized gain on investments	2,211,801
Net unrealized depreciation of investments	(6,324,109)

Total net assets	$264,710,350

*	Standard Class shares.

**	Institutional Class shares.

See accompanying notes

LVIP Wilshire Profile Funds–4

LVIP Wilshire Moderate Profile Fund
Statements of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–92.85%
	Equity Funds–36.54%
*	Delaware VIP Trust–
	Delaware VIP U.S. Growth Series	8,492,032	$63,775,163
	Delaware VIP Value Series	2,223,107	36,347,795
*	Lincoln Variable Insurance Products Trust–
	LVIP Capital Growth Fund	1,887,145	47,761,740
	LVIP MFS Value Fund	3,894,340	91,995,996
	LVIP Mid-Cap Value Fund	2,922,519	36,350,290
	LVIP T. Rowe Price Growth Stock Fund	3,956,919	65,898,524

			342,129,508

	Fixed Income Funds–38.11%
**	Delaware Group Government Funds– Inflation Protected Bond Fund	4,752,970	48,955,594
*	Delaware VIP Trust–
	Delaware VIP Diversified Income Series	23,638,584	230,712,577
	Delaware VIP High Yield Series	5,311,752	28,577,225
*	Lincoln Variable Insurance Products Trust– LVIP Delaware Bond Fund	3,823,401	48,503,668

			356,749,064

	International Equity Funds–18.20%
*	Delaware VIP Trust– Delaware VIP Emerging Markets Series	2,137,177	45,500,508
*	Lincoln Variable Insurance Products Trust–
	LVIP Cohen & Steers Global Real Estate Fund	2,440,753	17,531,932
*	Lincoln Variable Insurance Products Trust–
	LVIP Marsico International Growth Fund	3,387,246	53,396,551
	LVIP Mondrian International Value Fund	2,550,938	53,937,039

			170,366,030

	Total Affiliated Investment Companies (Cost $897,037,876)		869,244,602

	UNAFFILIATED INVESTMENT COMPANIES–7.09%
	Equity Fund–4.04%
**	Fidelity Variable Insurance Products Trust– Mid Cap Portfolio	1,327,221	37,852,342

			37,852,342

	International Fixed Income Fund–3.05%
**	Franklin Templeton Variable Insurance Products Trust– Global Income Securities Fund	1,720,023	28,500,783

			28,500,783

	Total Unaffiliated Investment Companies (Cost $73,345,617)		66,353,125

	SHORT-TERM INVESTMENT–0.26%
	Money Market Instrument–0.26%
	Dreyfus Cash Management Fund	2,435,523	2,435,523

	Total Short-Term Investment (Cost $2,435,523)		2,435,523

TOTAL VALUE OF SECURITIES–100.20% (Cost $972,819,016)	938,033,250
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.20%)	(1,861,471)

NET ASSETS APPLICABLE TO 77,624,636 SHARES OUTSTANDING–100.00%	$936,171,779

NET ASSET VALUE–LVIP WILSHIRE MODERATE PROFILE FUND STANDARD CLASS ($129,173,919 / 10,693,638 Shares)	$12.080

NET ASSET VALUE–LVIP WILSHIRE MODERATE PROFILE FUND SERVICE CLASS ($806,997,860 / 66,930,998 Shares)	$12.057

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$922,264,142
Undistributed net investment income	24,422,866
Accumulated net realized gain on investments	24,270,537
Net unrealized depreciation of investments	(34,785,766)

Total net assets	$936,171,779

*	Standard Class shares.

**	Institutional Class shares.

See accompanying notes

LVIP Wilshire Profile Funds–5

LVIP Wilshire Moderately Aggressive Profile Fund
Statements of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–92.79%
	Equity Funds–49.97%
*	Delaware VIP Trust–
	Delaware VIP Small Cap Value Series	515,470	$13,263,040
	Delaware VIP U.S. Growth Series	7,820,679	58,733,302
	Delaware VIP Value Series	2,388,162	39,046,453
*	Lincoln Variable Insurance Products Trust–
	†LVIP Baron Growth Opportunities Fund	483,896	13,150,833
	LVIP Capital Growth Fund	1,622,047	41,052,396
	LVIP MFS Value Fund	3,904,345	92,232,335
	LVIP Mid-Cap Value Fund	1,569,880	19,526,167
	LVIP T. Rowe Price Growth Stock Fund	3,239,183	53,945,345

			330,949,871

	Fixed Income Funds–16.66%
*	Delaware VIP Trust–
	Delaware VIP Diversified Income Series	5,640,786	55,054,075
	Delaware VIP High Yield Series	2,536,000	13,643,681
*	Lincoln Variable Insurance Products Trust– LVIP Delaware Bond Fund	3,284,157	41,662,820

			110,360,576

	International Equity Funds–26.16%
*	Delaware VIP Trust– Delaware VIP Emerging Markets Series	1,836,030	39,089,089
*	Lincoln Variable Insurance Products Trust–
	LVIP Cohen & Steers Global Real Estate Fund	1,747,459	12,551,995
*	Lincoln Variable Insurance Products Trust–
	LVIP Marsico International Growth Fund	4,041,001	63,702,341
	LVIP Mondrian International Value Fund	2,739,037	57,914,204

			173,257,629

	Total Affiliated Investment Companies (Cost $641,334,215)		614,568,076

	UNAFFILIATED INVESTMENT COMPANIES–7.18%
	Equity Fund–3.07%
**	Fidelity Variable Insurance Products Trust– Mid Cap Portfolio	712,916	20,332,365

			20,332,365

	International Fixed Income Fund–4.11%
**	Franklin Templeton Variable Insurance Products Trust– Global Income Securities Fund	1,642,945	27,223,595

			27,223,595

	Total Unaffiliated Investment Companies (Cost $51,997,024)		47,555,960

	SHORT-TERM INVESTMENT–0.05%
	Money Market Instrument–0.05%
	Dreyfus Cash Management Fund	353,511	353,511

	Total Short-Term Investment (Cost $353,511)		353,511

TOTAL VALUE OF SECURITIES–100.02% (Cost $693,684,750)	662,477,547
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(114,970)

NET ASSETS APPLICABLE TO 54,489,471 SHARES OUTSTANDING–100.00%	$662,362,577

NET ASSET VALUE–LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND STANDARD CLASS ($123,966,684 / 10,182,330 Shares)	$12.175

NET ASSET VALUE–LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE FUND SERVICE CLASS ($538,395,893 / 44,307,141 Shares)	$12.151

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$671,613,566
Undistributed net investment income	11,221,573
Accumulated net realized gain on investments	10,734,641
Net unrealized depreciation of investments	(31,207,203)

Total net assets	$662,362,577

*	Standard Class shares.
**	Institutional Class shares.
†	Non income producing security.

See accompanying notes

LVIP Wilshire Profile Funds–6

LVIP Wilshire Aggressive Profile Fund
Statements of Net Assets
June 30, 2008 (Unaudited)

		Number of	Value
		Shares	(U.S. $)

	AFFILIATED INVESTMENT COMPANIES–95.86%
	Equity Funds–62.55%
*	Delaware VIP Trust–
	Delaware VIP Small Cap Value Series	127,038	$3,268,697
	Delaware VIP U.S. Growth Series	2,570,005	19,300,741
	Delaware VIP Value Series	882,765	14,433,207
*	Lincoln Variable Insurance Products Trust–
	†LVIP Baron Growth Opportunities Fund	119,256	3,241,026
	LVIP Capital Growth Fund	333,052	8,429,208
	LVIP MFS Value Fund	1,168,227	27,597,015
	LVIP Mid-Cap Value Fund	260,742	3,243,113
	LVIP T. Rowe Price Growth Stock Fund	1,097,487	18,277,541
	LVIP Value Opportunities Fund	242,340	3,272,074

			101,062,622

	International Equity Funds–33.31%
*	Delaware VIP Trust– Delaware VIP Emerging Markets Series	678,359	14,442,256
*	Lincoln Variable Insurance Products Trust–
	LVIP Cohen & Steers Global Real Estate Fund	430,584	3,092,885
*	Lincoln Variable Insurance Products Trust–
	LVIP Marsico International Growth Fund	1,195,255	18,841,996
	LVIP Mondrian International Value Fund	824,703	17,437,523

			53,814,660

	Total Affiliated Investment Companies (Cost $161,268,456)		154,877,282

	UNAFFILIATED INVESTMENT COMPANY–4.14%
	Equity Fund–4.14%
**	Fidelity Variable Insurance Products Trust– Mid Cap Portfolio	234,212	6,679,732

	Total Unaffiliated Investment Company (Cost $7,703,842)		6,679,732

	SHORT-TERM INVESTMENT–0.58%
	Money Market Instrument–0.58%
	Dreyfus Cash Management Fund	941,237	941,237

	Total Short-Term Investment (Cost $941,237)		941,237

TOTAL VALUE OF SECURITIES–100.58% (Cost $169,913,535)	162,498,251
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.58%)	(936,766)

NET ASSETS APPLICABLE TO 12,775,512 SHARES OUTSTANDING–100.00%	$161,561,485

NET ASSET VALUE–LVIP WILSHIRE AGGRESSIVE PROFILE FUND STANDARD CLASS ($50,637,488 / 3,998,703 Shares)	$12.663

NET ASSET VALUE–LVIP WILSHIRE AGGRESSIVE PROFILE FUND SERVICE CLASS ($110,923,997 / 8,776,809 Shares)	$12.638

COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$164,799,064
Undistributed net investment income	2,699,012
Accumulated net realized gain on investments	1,478,693
Net unrealized depreciation of investments	(7,415,284)

Total net assets	$161,561,485

*	Standard Class shares.
**	Institutional Class shares.
†	Non income producing security.

See accompanying notes

LVIP Wilshire Profile Funds–7

LVIP Wilshire Profile Funds
Statements of Assets and Liabilities
June 30, 2008 (Unaudited)

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile	Profile	Profile	Profile
	Fund	Fund	Fund	Fund

ASSETS:
Investments in affiliated investment companies, at value	$249,739,982	$869,244,602	$614,568,076	$154,877,282
Investments in unaffiliated investment companies, at value	16,012,266	68,788,648	47,909,471	7,620,969
Receivables for securities sold	26,804	—	—	—
Cash	—	5,181	3,706	510
Dividend receivable	—	178	26	69
Receivables for fund shares sold	226,696	1,692,758	904,253	256,490

TOTAL ASSETS	266,005,748	939,731,367	663,385,532	162,755,320

LIABILITIES:
Cash overdraft	26,804	—	—	—
Payable for securities purchased	—	2,440,704	357,217	941,747
Payable for fund shares redeemed	1,161,260	745,919	402,292	184,554
Due to manager and affiliates	87,293	340,527	235,643	47,698
Other accrued expenses	20,041	32,438	27,803	19,836

TOTAL LIABILITIES	1,295,398	3,559,588	1,022,955	1,193,835

Total net assets	$264,710,350	$936,171,779	$662,362,577	$161,561,485

Investments in affiliated investment companies, at cost	$255,178,178	$897,037,876	$641,334,215	$161,268,456
Investments in unaffiliated investment companies, at cost	$16,898,179	$75,781,140	$52,350,535	$8,645,079

See accompanying notes

LVIP Wilshire Profile Funds–8

LVIP Wilshire Profile Funds
Statements of Operations
Six Months Ended June 30, 2008 (Unaudited)

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile	Profile	Profile	Profile
	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Dividends from affiliated investment companies	$4,751,053	$13,449,688	$4,784,530	$598,925
Dividends from unaffiliated investment companies	396,926	1,102,136	1,036,846	10,647

	5,147,979	14,551,824	5,821,376	609,572

EXPENSES:
Management fees	296,820	1,064,295	768,239	194,444
Distribution expenses-Service Class	237,298	920,964	631,641	138,029
Accounting and administration expenses	32,847	55,460	46,963	30,135
Professional fees	11,063	16,969	14,573	10,166
Reports and statements to shareholders	4,186	8,345	8,059	4,204
Custodian fees	2,474	8,518	6,347	4,437
Trustees’ fees	2,103	7,991	5,932	1,564
Other	3,428	10,359	7,930	3,119

	590,219	2,092,901	1,489,684	386,098
Less expenses waived	(56,023)	(107,642)	(89,804)	(53,625)
Less expense paid indirectly	(78)	—	—	—

Total operating expenses	534,118	1,985,259	1,399,880	332,473

NET INVESTMENT INCOME	4,613,861	12,566,565	4,421,496	277,099

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain distributions from affiliated investment companies	962,257	4,612,429	2,546,726	875,115
Net realized gain distributions from unaffiliated investment companies	2,184,565	12,490,958	10,523,080	3,851,791
Net realized loss from sale of investments in affiliated investment companies	(693,751)	(1,916,937)	(2,585,476)	(2,262,972)
Net realized loss from sale of investments in unaffiliated investment companies	(567,360)	(88,729)	(150,875)	(117,427)

Net realized gain on investments	1,885,711	15,097,721	10,333,455	2,346,507
Net change in unrealized appreciation/depreciation of investments	(16,733,966)	(86,271,652)	(74,460,568)	(22,152,058)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(14,848,255)	(71,173,931)	(64,127,113)	(19,805,551)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,234,394)	$(58,607,366)	$(59,705,617)	$(19,528,452)

See accompanying notes

LVIP Wilshire Profile Funds–9

LVIP Wilshire Profile Funds
Statements of Changes in Net Assets

					LVIP Wilshire
	LVIP Wilshire		LVIP Wilshire		Moderately Aggressive		LVIP Wilshire
	Conservative Profile Fund		Moderate Profile Fund		Profile Fund		Aggressive Profile Fund
	Six Months		Six Months		Six Months		Six Months
	Ended	Year	Ended	Year	Ended	Year	Ended	Year
	6/30/08	Ended	6/30/08	Ended	6/30/08	Ended	6/30/08	Ended
	(Unaudited)	12/31/07	(Unaudited)	12/31/07	(Unaudited)	12/31/07	(Unaudited)	12/31/07

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,613,861	$2,932,308	$12,566,565	$9,387,242	$4,421,496	$5,454,304	$277,099	$679,608
Net realized gain on investments	1,885,711	2,062,254	15,097,721	20,064,634	10,333,455	11,794,822	2,346,507	3,492,620
Net change in unrealized appreciation/depreciation of investments	(16,733,966)	4,578,248	(86,271,652)	19,091,410	(74,460,568)	18,685,968	(22,152,058)	6,403,704

Net increase (decrease) in net assets resulting from operations	(10,234,394)	9,572,810	(58,607,366)	48,543,286	(59,705,617)	35,935,094	(19,528,452)	10,575,932

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(604,380)	—	(1,138,459)	—	(1,304,245)	—	(309,325)
Service Class	—	(2,224,984)	—	(6,868,434)	—	(5,930,004)	—	(675,646)
Net realized gain on investments:
Standard Class	—	(110,762)	—	(320,428)	—	(779,506)	—	(402,238)
Service Class	—	(487,586)	—	(2,652,113)	—	(4,480,338)	—	(1,277,769)

	—	(3,427,712)	—	(10,979,434)	—	(12,494,093)	—	(2,664,978)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	26,694,473	34,694,992	55,142,516	77,419,725	45,871,965	64,034,630	19,373,256	28,951,607
Service Class	86,493,732	112,660,263	225,391,895	353,264,752	142,915,477	261,681,757	24,498,923	77,149,790
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	—	715,142	—	1,458,887	—	2,083,751	—	711,563
Service Class	—	2,712,570	—	9,520,547	—	10,410,342	—	1,953,415

	113,188,205	150,782,967	280,534,411	441,663,911	188,787,442	338,210,480	43,872,179	108,766,375

Cost of shares repurchased:
Standard Class	(7,972,574)	(10,019,824)	(24,563,571)	(16,070,070)	(9,146,312)	(8,471,094)	(4,659,046)	(5,421,548)
Service Class	(28,549,426)	(41,031,573)	(56,375,496)	(101,892,144)	(55,863,614)	(54,523,569)	(20,174,034)	(26,631,987)

	(36,522,000)	(51,051,397)	(80,939,067)	(117,962,214)	(65,009,926)	(62,994,663)	(24,833,080)	(32,053,535)

Increase in net assets derived from capital share transactions	76,666,205	99,731,570	199,595,344	323,701,697	123,777,516	275,215,817	19,039,099	76,712,840

NET INCREASE (DECREASE) IN NET ASSETS	66,431,811	105,876,668	140,987,978	361,265,549	64,071,899	298,656,818	(489,353)	84,623,794
NET ASSETS:
Beginning of period	198,278,539	92,401,871	795,183,801	433,918,252	598,290,678	299,633,860	162,050,838	77,427,044

End of period	$264,710,350	$198,278,539	$936,171,779	$795,183,801	$662,362,577	$598,290,678	$161,561,485	$162,050,838

Undistributed net investment income	$6,259,818	$315,106	$24,422,866	$3,305,942	$11,221,573	$958,569	$2,699,012	$280,830

See accompanying notes

LVIP Wilshire Profile Funds–10

LVIP Wilshire Conservative Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Conservative Profile Fund Standard Class
	Six Months
	Ended			5/3/05[2]
	6/30/08[1]	Year Ended		to
	(Unaudited)	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$12.006	$11.392	$10.591	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.239	0.276	0.187	0.131
Net realized and unrealized gain (loss) on investments	(0.747)	0.605	0.797	0.460

Total from investment operations	(0.508)	0.881	0.984	0.591

Less dividends and distributions from:
Net investment income	—	(0.219)	(0.178)	—
Net realized gain on investments	—	(0.048)	(0.005)	—

Total dividends and distributions	—	(0.267)	(0.183)	—

Net asset value, end of period	$11.498	$12.006	$11.392	$10.591

Total return[4]	(4.23% )	7.77%	9.34%	5.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$53,526	$36,768	$10,474	$2,440
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.30%	0.30%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly[5]	0.30%	0.33%	0.54%	1.53%
Ratio of net investment income to average net assets	4.08%	2.32%	1.72%	1.87%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	4.03%	2.24%	1.48%	0.64%
Portfolio turnover	14%	44%	28%	20%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–11

LVIP Wilshire Conservative Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Conservative Profile Fund Service Class
	Six Months
	Ended			5/3/05[2]
	6/30/08[1]	Year Ended		to
	(Unaudited)	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$12.000	$11.387	$10.574	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.224	0.246	0.160	0.113
Net realized and unrealized gain (loss) on investments	(0.746)	0.604	0.795	0.461

Total from investment operations	(0.522)	0.850	0.955	0.574

Less dividends and distributions from:
Net investment income	—	(0.189)	(0.137)	—
Net realized gain on investments	—	(0.048)	(0.005)	—

Total dividends and distributions	—	(0.237)	(0.142)	—

Net asset value, end of period	$11.478	$12.000	$11.387	$10.574

Total return[4]	(4.35% )	7.51%	9.07%	5.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$211,184	$161,511	$81,928	$31,646
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.55%	0.55%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly[5]	0.55%	0.58%	0.79%	1.78%
Ratio of net investment income to average net assets	3.83%	2.07%	1.47%	1.62%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	3.78%	1.99%	1.23%	0.39%
Portfolio turnover	14%	44%	28%	20%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–12

LVIP Wilshire Moderate Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Moderate Profile Fund Standard Class
	Six Months
	Ended			5/3/05[2]
	6/30/08[1]	Year Ended		to
	(Unaudited)	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$12.926	$12.047	$10.866	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.196	0.226	0.132	0.082
Net realized and unrealized gain (loss) on investments	(1.042)	0.885	1.171	0.784

Total from investment operations	(0.846)	1.111	1.303	0.866

Less dividends and distributions from:
Net investment income	—	(0.173)	(0.121)	—
Net realized gain on investments	—	(0.059)	(0.001)	—

Total dividends and distributions	—	(0.232)	(0.122)	—

Net asset value, end of period	$12.080	$12.926	$12.047	$10.866

Total return[4]	(6.54% )	9.27%	12.04%	8.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$129,174	$106,381	$39,500	$12,391
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.30%	0.30%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly[5]	0.28%	0.29%	0.32%	0.60%
Ratio of net investment income to average net assets	3.17%	1.78%	1.16%	1.16%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	3.14%	1.74%	1.14%	0.86%
Portfolio turnover	8%	48%	19%	10%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–13

LVIP Wilshire Moderate Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Moderate Profile Fund Service Class
	Six Months
	Ended			5/3/05[2]
	6/30/08[1]	Year Ended		to
	(Unaudited)	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$12.919	$12.041	$10.847	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.180	0.194	0.103	0.064
Net realized and unrealized gain (loss) on investments	(1.042)	0.884	1.171	0.783

Total from investment operations	(0.862)	1.078	1.274	0.847

Less dividends and distributions from:
Net investment income	—	(0.141)	(0.079)	—
Net realized gain on investments	—	(0.059)	(0.001)	—

Total dividends and distributions	—	(0.200)	(0.080)	—

Net asset value, end of period	$12.057	$12.919	$12.041	$10.847

Total return[4]	(6.67% )	9.00%	11.77%	8.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$806,998	$688,803	$394,418	$109,009
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.55%	0.55%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly[5]	0.53%	0.54%	0.57%	0.85%
Ratio of net investment income to average net assets	2.92%	1.53%	0.91%	0.91%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	2.89%	1.49%	0.89%	0.61%
Portfolio turnover	8%	48%	19%	10%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–14

LVIP Wilshire Moderately Aggressive Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Moderately Aggressive Profile Fund Standard Class
	Six Months
	Ended			5/3/05[2]
	6/30/08[1]	Year Ended		to
	(Unaudited)	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$13.386	$12.528	$11.100	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.103	0.190	0.137	0.136
Net realized and unrealized gain (loss) on investments	(1.314)	1.026	1.427	0.964

Total from investment operations	(1.211)	1.216	1.564	1.100

Less dividends and distributions from:
Net investment income	—	(0.212)	(0.135)	—
Net realized gain on investments	—	(0.146)	(0.001)	—

Total dividends and distributions	—	(0.358)	(0.136)	—

Net asset value, end of period	$12.175	$13.386	$12.528	$11.100

Total return[4]	(9.05% )	9.81%	14.14%	11.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$123,967	$97,486	$36,657	$11,426
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.30%	0.30%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly[5]	0.28%	0.29%	0.36%	0.79%
Ratio of net investment income to average net assets	1.64%	1.44%	1.16%	1.88%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	1.61%	1.40%	1.10%	1.39%
Portfolio turnover	14%	48%	27%	10%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–15

LVIP Wilshire Moderately Aggressive Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Moderately Aggressive Profile Fund Service Class
	Six Months
	Ended			5/3/05[2]
	6/30/08[1]	Year Ended		to
	(Unaudited)	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$13.377	$12.520	$11.081	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.087	0.157	0.107	0.118
Net realized and unrealized gain (loss) on investments	(1.313)	1.026	1.424	0.963

Total from investment operations	(1.226)	1.183	1.531	1.081

Less dividends and distributions from:
Net investment income	—	(0.180)	(0.091)	—
Net realized gain on investments	—	(0.146)	(0.001)	—

Total dividends and distributions	—	(0.326)	(0.092)	—

Net asset value, end of period	$12.151	$13.377	$12.520	$11.081

Total return[4]	(9.16% )	9.54%	13.85%	10.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$538,396	$500,805	$262,977	$65,456
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.55%	0.55%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly[5]	0.53%	0.54%	0.61%	1.04%
Ratio of net investment income to average net assets	1.39%	1.19%	0.91%	1.63%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	1.36%	1.15%	0.85%	1.14%
Portfolio turnover	14%	48%	27%	10%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–16

LVIP Wilshire Aggressive Profile Fund
Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Aggressive Profile Fund Standard Class
	Six Months
	Ended			5/3/05[2]
	6/30/08[1]	Year Ended		to
	(Unaudited)	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$14.281	$13.153	$11.392	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.035	0.106	0.069	0.055
Net realized and unrealized gain (loss) on investments	(1.653)	1.329	1.809	1.337

Total from investment operations	(1.618)	1.435	1.878	1.392

Less dividends and distributions from:
Net investment income	—	(0.124)	(0.116)	—
Net realized gain on investments	—	(0.183)	(0.001)	—

Total dividends and distributions	—	(0.307)	(0.117)	—

Net asset value, end of period	$12.663	$14.281	$13.153	$11.392

Total return[4]	(11.33% )	11.02%	16.54%	13.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$50,637	$41,110	$15,102	$4,280
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.30%	0.30%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly[5]	0.32%	0.34%	0.61%	1.91%
Ratio of net investment income to average net assets	0.53%	0.75%	0.57%	0.75%
Ratio of net investment income (loss) to average net assets prior to fees waived and expense paid indirectly	0.46%	0.66%	0.26%	(0.86%	)
Portfolio turnover	24%	56%	40%	15%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–17

LVIP Wilshire Aggressive Profile Fund
Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wilshire Aggressive Profile Fund Service Class
	Six Months
	Ended			5/3/05[2]
	6/30/08[1]	Year Ended		to
	(Unaudited)	12/31/07	12/31/06	12/31/05

Net asset value, beginning of period	$14.271	$13.144	$11.372	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.019	0.071	0.039	0.036
Net realized and unrealized gain (loss) on investments	(1.652)	1.329	1.805	1.336

Total from investment operations	(1.633)	1.400	1.844	1.372

Less dividends and distributions from:
Net investment income	—	(0.090)	(0.071)	—
Net realized gain on investments	—	(0.183)	(0.001)	—

Total dividends and distributions	—	(0.273)	(0.072)	—

Net asset value, end of period	$12.638	$14.271	$13.144	$11.372

Total return[4]	(11.44% )	10.74%	16.25%	13.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$110,924	$120,941	$62,325	$18,782
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.55%	0.55%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly[5]	0.57%	0.59%	0.86%	2.16%
Ratio of net investment income to average net assets	0.28%	0.50%	0.32%	0.50%
Ratio of net investment income (loss) to average net assets prior to fees waived and expense paid indirectly	0.21%	0.41%	0.01%	(1.11%	)
Portfolio turnover	24%	56%	40%	15%

[1]	Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes

LVIP Wilshire Profile Funds–18

LVIP Wilshire Profile Funds
Notes to Financial Statements
June 30, 2008 (Unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” and the “Trust”) is organized as a Delaware statutory trust and consists of 37 series (the “Series”). These financial statements and the related notes pertain to the LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, LVIP Wilshire Moderately Aggressive Profile Fund and LVIP Wilshire Aggressive Profile Fund (each, a “Fund”, or collectively, the “Funds”). The financial statements of the other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Standard Class and Service Class shares. The Service Class shares are subject to a distribution and service (Rule 12b-1) fee. The Funds’ shares are sold only to The Lincoln National Life Insurance Company (“Lincoln Life”) and its affiliates (collectively, the “Companies”) for allocation to their variable annuity products and variable universal life products. The Funds will invest in other open-end investment companies (mutual funds) that are advised by Delaware Management Company (DMC), a series of Delaware Management Business Trust, Lincoln Investment Advisors Corporation (LIAC), or non-affiliated funds from a select group of investment management firms (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to mutual fund investments, the Funds may invest in individual securities, such as money market securities.

The investment objective of LVIP Wilshire Conservative Profile Fund is a balance between a high level of current income with some consideration given to growth of capital.

The investment objective of LVIP Wilshire Moderate Profile Fund is a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of LVIP Wilshire Moderately Aggressive Profile Fund is a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

The investment objective of LVIP Wilshire Aggressive Profile Fund is long-term growth of capital. Current income is not a consideration.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation—The value of the Funds’ investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes—The Funds intend to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses common to all funds of the Trust are allocated to each fund based on their relative net assets. Expenses exclusive to a specific fund within the Trust are charged directly to the applicable fund. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Management Fees and Other Transactions With Affiliates
LIAC is responsible for overall management of the Funds’ investment portfolios, including monitoring of the Funds’ investment sub-advisor, and provides certain administrative services to the Funds. LIAC is a registered investment advisor and subsidiary of Lincoln National Corporation (LNC). For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds.

LIAC has contractually agreed to reimburse the Funds to the extent that the Funds’ annual operating expenses (excluding Underlying Fund Fees and Expenses and distribution fees) exceed 0.25% of average daily net assets. The agreement will continue at least through April 30, 2009, and renews automatically for one-year terms unless LIAC provides written notice of termination to the Funds.

LVIP Wilshire Profile Funds–19

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Wilshire Associates, Inc. (the “Sub-Advisor”) is responsible for the day-to-day management of the Funds’ investment portfolio. For these services, LIAC, not the Funds, pays the Sub-Advisor a fee at an annual rate based on the combined net assets of the LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, LVIP Wilshire Moderately Aggressive Profile Fund, LVIP Aggressive Profile Fund, LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund, and LVIP Wilshire 2040 Profile Fund, (the “Profile Funds”) as follows: 0.08% for the first $500 million of the Profile Funds’ average daily net assets; 0.06% over $500 million but less than $1 billion, 0.05% over $1 billion but less than $3 billion; and 0.04% of any excess of the Profile Funds’ average daily net assets over $3 billion.

The Bank of New York Mellon (BNY Mellon) provides fund accounting and financial administration services to the Funds. For these services, each Fund pays BNY Mellon an annual fee of $47,000.

Delaware Service Company, Inc. (DSC), a subsidiary of LNC, provides fund accounting and financial administration oversight services to the Funds. For these services, each Fund pays DSC an annual fee of $1,000.

Pursuant to an Administration Agreement, Lincoln Life, a subsidiary of LNC, provides various administrative services necessary for the operation of the Funds. For these services, the Trust will pay Lincoln Life $766,041 for the year ending December 31, 2008, which is allocated to the Series based on average net assets. In addition, the cost of certain support services, provided by Lincoln Life such as legal and corporate secretary services, are charged to the Trust. For the six months ended June 30 2008, fees for administrative and support services amounted as follows:

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Administration Fees	$6,307	$22,999	$16,741	$4,312
Support Fees	2,540	8,461	6,222	1,823

Pursuant to a distribution and service plan, the Funds are authorized to pay the Companies or others, out of the assets of the Service Class shares, an annual fee (the “Plan Fee”) not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), a subsidiary of LNC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Service Class shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees. No distribution expenses are paid by Standard Class shares.

In addition to the management fee and other expenses reflected on the statement of operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. DMC, LIAC, Dreyfus, Franklin Templeton and Fidelity Investments serve as the investment managers for the Underlying Funds.

At June 30, 2008, the Funds had liabilities payable to affiliates as follows:

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Management Fees Payable to LIAC	$44,086	$174,152	$122,767	$24,073
Fees Payable to DSC	83	83	83	83
Distribution Fees Payable to LFD	43,124	166,292	112,793	23,542

Certain officers and trustees of the Funds are also officers or directors of the Companies and receive no compensation from the Funds. The compensation of unaffiliated trustees is borne by the Funds.

3. Investments
For the six months ended June 30, 2008, each Fund made purchases and sales of investment securities other than short-term investments as follows:

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Purchases	$101,193,179	$261,021,529	$177,013,540	$43,084,733
Sales	16,249,374	33,942,514	42,187,131	18,580,666

LVIP Wilshire Profile Funds–20

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Cost of investments	$272,076,357	$977,838,653	$703,031,539	$174,401,689

Aggregate unrealized appreciation	$838,354	$7,863,144	$2,984,136	$1,309,171
Aggregate unrealized depreciation	(8,841,912)	(47,668,547)	(43,538,128)	(13,212,609)

Net unrealized depreciation	$(8,003,558)	$(39,805,403)	$(40,553,992)	$(11,903,438)

Effective January 1, 2008, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1—inputs are quoted prices in active markets
Level 2—inputs that are observable, directly or indirectly
Level 3—inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Funds’ investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund
	Securities	Securities	Securities	Securities

Level 1	$265,752,248	$938,033,250	$662,477,547	$162,498,251
Level 2	—	—	—	—
Level 3	—	—	—	—

Total	$265,752,248	$938,033,250	$662,477,547	$162,498,251

There were no Level 3 securities at beginning or end of the period.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no

LVIP Wilshire Profile Funds–21

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

4. Dividend and Distribution Information (continued)

dividends and distributions paid during the six months ended June 30, 2008. The tax character of dividends and distributions paid during the year ended December 31, 2007 was as follows:

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Year Ended December 31, 2007:
Ordinary income	$3,238,754	$9,789,995	$8,889,664	$1,448,857
Long-term capital gain	188,958	1,189,439	3,604,429	1,216,121

Total	$3,427,712	$10,979,434	$12,494,093	$2,664,978

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Shares of beneficial interest	$262,562,840	$922,264,142	$671,613,566	$164,799,064
Undistributed ordinary income	5,899,999	20,739,520	9,956,028	2,315,431
Undistributed long-term capital gain	1,260,617	9,285,797	7,338,660	1,927,547
Other temporary differences	2,990,452	23,687,723	14,008,315	4,422,881
Unrealized depreciation of investments	(8,003,558)	(39,805,403)	(40,553,992)	(11,903,438)

Net assets	$264,710,350	$936,171,779	$662,362,577	$161,561,485

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of dividends and distributions, tax deferral of losses on wash sales and pass-through consent dividends from the Underlying Funds.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of distributions received from underlying investments and pass-through consent dividends from the Underlying Funds. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

			LVIP
	LVIP	LVIP	Wilshire	LVIP
	Wilshire	Wilshire	Moderately	Wilshire
	Conservative	Moderate	Aggressive	Aggressive
	Profile Fund	Profile Fund	Profile Fund	Profile Fund

Undistributed net investment income	$1,330,851	$8,550,359	$5,841,508	$2,141,083
Accumulated net realized gain	(1,330,851)	(8,550,359)	(5,841,508)	(2,141,083)

LVIP Wilshire Profile Funds–22

LVIP Wilshire Profile Funds
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	LVIP Wilshire		LVIP Wilshire
	Conservative Profile Fund		Moderate Profile Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	6/30/08	12/31/07	6/30/08	12/31/07

Shares sold:
Standard Class	2,269,859	2,928,875	4,447,781	6,091,690
Service Class	7,372,961	9,489,563	18,164,874	27,904,621
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	60,402	—	115,110
Service Class	—	229,288	—	752,715

	9,642,820	12,708,128	22,612,655	34,864,136

Shares repurchased:
Standard Class	(677,160)	(846,308)	(1,983,810)	(1,255,909)
Service Class	(2,433,905)	(3,454,497)	(4,552,648)	(8,095,465)

	(3,111,065)	(4,300,805)	(6,536,458)	(9,351,374)

Net increase	6,531,755	8,407,323	16,076,197	25,512,762

	LVIP Wilshire
	Moderately Aggressive		LVIP Wilshire
	Profile Fund		Aggressive Profile Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	6/30/08	12/31/07	6/30/08)	12/31/07

Shares sold:
Standard Class	3,626,898	4,840,284	1,473,201	2,067,430
Service Class	11,329,717	19,794,487	1,848,495	5,486,933
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	159,926	—	51,734
Service Class	—	801,091	—	142,626

	14,956,615	25,595,788	3,321,696	7,748,723

Shares repurchased:
Standard Class	(727,203)	(643,622)	(353,094)	(388,765)
Service Class	(4,460,184)	(4,162,325)	(1,546,453)	(1,896,321)

	(5,187,387)	(4,805,947)	(1,899,547)	(2,285,086)

Net increase	9,769,228	20,789,841	1,422,149	5,463,637

7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

The Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wilshire Profile Funds–23

Item 2. Code of Ethics
Not Applicable.
Item 3. Audit Committee Financial Expert
Not Applicable.
Item 4. Principle Accountant Fees and Services
(a)	Audit Fees
Not Applicable.
(b)	Audit-Related Fees
Not Applicable.
(c)	Tax Fees
Not Applicable.
(d)	All Other Fees
Not Applicable.
(e)(1)	Audit Committee Pre-Approval Policies and Procedures
Not Applicable.
(e)(2)	Not Applicable.
(f)	Not Applicable.
(g)	Aggregate Non-Audit Fees
Not Applicable.
(h)	Principal Accountant’s Independence
Not Applicable.
Item 5. Audit Committee of Listed Registrants
Not Applicable.
Item 6. Schedule of Investments
(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.
Item 6.(b)
Divested Securities:

	Name of	Ticker		Number of	Divestment
LVIPT Fund	Issuer	Symbol	CUSIP #	Shares Divested	Date

LVIP UBS Global Asset Allocation Fund	TOTAL S.A.	TOTF.PA	B15C557	2,036	4/1/2008
LVIP UBS Global Asset Allocation Fund	TOTAL S.A.	TOTF.PA	B15C557	132	4/1/2008
Holdings of Applicable Securities as of 8/25/2008:

	Name of	Ticker		Number of
LVIPT Fund	Issuer	Symbol	CUSIP #	Shares Held

LVIP UBS Global Asset Allocation Fund	TOTAL S.A.	TOTF.PA	B15C557	33,766

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not Applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders
Not Applicable.
Item 11. Controls and Procedures
          (a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
          (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits
     (a) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.
(a) (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Lincoln Variable Insurance Products Trust (Registrant)

/s/ Kelly D. Clevenger
Kelly D. Clevenger
President
(Signature and Title)
Date: August 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kelly D. Clevenger
Kelly D. Clevenger
Chairman of the Board and President
(Signature and Title)

Date: August 28, 2008

By	/s/ William P. Flory, Jr.

William P. Flory, Jr.
Chief Accounting Officer
(Signature and Title)

Date: August 28, 2008